As filed with the Securities and Exchange Commission on September 3, 2014.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04419

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Tané T. Tyler, Esq., 4600 S. Syracuse St., Suite 1100, Denver, Colorado 80237

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2014 - June 30, 2014

Item 1: Report(s) to Shareholders. The Semi-Annual Report is attached.

Transamerica Series Trust Semi-Annual Report

570 Carillon Parkway

St. Petersburg, FL 33716

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual reports for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Dear Contract Holder,

We would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This semi-annual report is provided to you to show the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all contract holders, and we believe it to be an important part of the investment process. This report also provides a discussion of accounting policies as well as matters presented to contract holders that may have required their vote.

In order to provide a context for reading this report, we believe it is important to understand market conditions over the previous six months. As 2014 began, bond markets were anticipating the Federal Reserve’s first reduction in bond purchases due in January. At the same time, China’s Central Bank was tightening monetary conditions. The two combined to pressure equities around the globe. Ironically, this boosted U.S. Treasuries throughout January as investors sought a safe haven. In February, U.S. equities bounced back and managed to recapture much of the previous month’s losses. In March and April, large caps managed to hold onto gains while the sell-off resumed for small caps, technology and bio-technology, due in part to lofty valuations. Improving global economics were reported in May and June and helped drive returns for U.S. stocks as well as international equities.

For the six months ended June 30, 2014, the Dow Jones Industrial Average gained 2.68%, the Standard & Poor‘s 500® Index gained 7.14%, and the Barclays U.S. Aggregate Bond Index added 3.93%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Transamerica Asset Management, Inc.

Transamerica Aegon Active Asset Allocation - Conservative VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica Aegon Active Asset Allocation - Conservative VP
Initial Class	$1,000.00	$1,033.60	$2.97	$1,021.90	$2.96	0.59%
Service Class	1,000.00	1,031.90	4.23	1,020.60	4.21	0.84

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Capital Markets	76.3%
Value - Large Cap	6.5
Growth - Large Cap	6.3
Region Fund - Asian Pacific	3.6
Securities Lending Collateral	3.4
Emerging Markets - Equity	3.2
Growth - Small Cap	1.9
Region Fund - European	1.5
Repurchase Agreement	0.7
Other Assets and Liabilities - Net	(3.4)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.3%
Capital Markets - 76.3%
Vanguard Extended Market ETF	44,856	$ 3,938,357
Vanguard FTSE Developed Markets ETF (A)	254,837	10,853,508
Vanguard S&P 500 ETF	86,511	15,522,669
Vanguard Short-Term Bond ETF	1,189,867	95,593,915
Vanguard Short-Term Government Bond ETF	288,769	17,603,358
Vanguard Total Bond Market ETF	1,750,056	143,889,604
Vanguard Total Stock Market ETF	194,061	19,749,588
Emerging Markets - Equity - 3.2%
Vanguard FTSE Emerging Markets ETF (A)	297,079	12,813,017
Growth - Large Cap - 6.3%
Vanguard Growth ETF	255,572	25,276,071
Growth - Small Cap - 1.9%
Vanguard Small-Cap ETF	63,930	7,487,482
Region Fund - Asian Pacific - 3.6%
Vanguard FTSE Pacific ETF	234,374	14,587,438
Region Fund - European - 1.5%
Vanguard FTSE Europe ETF	101,681	6,095,776
Value - Large Cap - 6.5%
Vanguard Value ETF	325,319	26,334,572

Total Investment Companies (cost $389,273,124)		399,745,355

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (B)	13,571,502	$ 13,571,502

Total Securities Lending Collateral (cost $13,571,502)		13,571,502

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.01% (B), dated 06/30/2014, to be repurchased at $2,756,916 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $2,815,736.	$ 2,756,915	2,756,915

Total Repurchase Agreement (cost $2,756,915)		2,756,915

Total Investment Securities (cost $405,601,541) (C)		416,073,772
Other Assets and Liabilities - Net - (3.4)%		(13,579,963)

Net Assets - 100.0%		$ 402,493,809

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Investment Companies	$399,745,355	$—	$—	$399,745,355
Securities Lending Collateral	13,571,502	—	—	13,571,502
Repurchase Agreement	—	2,756,915	—	2,756,915
Total Investment Securities	$413,316,857	$2,756,915	$—	$416,073,772

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $13,302,433. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at June 30, 2014.
(C)	Aggregate cost for federal income tax purposes is $405,601,541. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $10,472,231.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Conservative VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment companies, at value (cost: $402,844,626) (including securities loaned of $13,302,433)	$413,316,857
Repurchase agreement, at value (cost: $2,756,915)	2,756,915
Cash	302,144
Receivables:
Shares sold	2,453
Interest	1
Securities lending income (net)	8,725
Prepaid expenses	5,145

Total assets	416,392,240

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	26,202
Management and advisory fees	177,630
Distribution and service fees	83,403
Administration fees	8,458
Transfer agent fees	958
Trustees fees	353
Audit and tax fees	7,861
Custody fees	3,372
Legal fees	4,723
Printing and shareholder reports fees	12,317
Other	1,652
Collateral for securities on loan	13,571,502

Total liabilities	13,898,431

Net assets	$402,493,809

Net assets consist of:
Capital stock ($0.01 par value)	$355,913
Additional paid-in capital	366,781,513
Undistributed (distributions in excess of) net investment income (loss)	6,157,566
Undistributed (accumulated) net realized gain (loss)	18,726,586
Net unrealized appreciation (depreciation) on:
Investment companies	10,472,231

Net assets	$402,493,809

Net assets by class:
Initial Class	$5,528,947
Service Class	396,964,862

Shares outstanding:
Initial Class	485,952
Service Class	35,105,304

Net asset value and offering price per share:
Initial Class	$11.38
Service Class	11.31

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income from investment companies	$3,388,944
Interest income	139
Securities lending income (net)	55,553

Total investment income	3,444,636

Expenses:
Management and advisory	994,070
Distribution and service:
Service Class	465,441
Administration	47,270
Transfer agent	2,879
Trustees	6,600
Audit and tax	8,835
Custody	16,763
Legal	7,032
Printing and shareholder reports	12,886
Other	13,824

Total expenses	1,575,600

Net investment income (loss)	1,869,036

Net realized gain (loss) on transactions from:
Investment companies	5,994,211

Net realized gain (loss)	5,994,211

Net change in unrealized appreciation (depreciation) on:
Investment companies	4,458,002

Net change in unrealized appreciation (depreciation)	4,458,002

Net realized and change in unrealized gain (loss)	10,452,213

Net increase (decrease) in net assets resulting from operations	$12,321,249

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Conservative VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$1,869,036	$4,289,629
Net realized gain (loss)	5,994,211	13,869,125
Net change in unrealized appreciation (depreciation)	4,458,002	3,546,255
Net increase (decrease) in net assets resulting from operations	12,321,249	21,705,009

Distributions to shareholders:
Net investment income:
Initial Class	—	(131,969)
Service Class	—	(3,567,002)
Total distributions from net investment income	—	(3,698,971)
Net realized gains:
Initial Class	—	(132,428)
Service Class	—	(4,029,875)
Total distributions from net realized gains	—	(4,162,303)
Total distributions to shareholders	—	(7,861,274)

Capital share transactions:
Proceeds from shares sold:
Initial Class	513,296	4,155,888
Service Class	32,439,844	142,546,713
	32,953,140	146,702,601
Dividends and distributions reinvested:
Initial Class	—	264,397
Service Class	—	7,596,877
	—	7,861,274
Cost of shares redeemed:
Initial Class	(5,769,133)	(2,105,381)
Service Class	(11,098,628)	(46,087,619)
	(16,867,761)	(48,193,000)
Net increase (decrease) in net assets resulting from capital share transactions	16,085,379	106,370,875
Net increase (decrease) in net assets	28,406,628	120,214,610

Net assets:
Beginning of period/year	374,087,181	253,872,571
End of period/year	$402,493,809	$374,087,181
Undistributed (distributions in excess of) net investment income (loss)	$6,157,566	$4,288,530

Share activity:
Shares issued:
Initial Class	45,897	387,490
Service Class	2,930,798	13,237,254
	2,976,695	13,624,744
Shares issued-reinvested from dividends and distributions:
Initial Class	—	25,062
Service Class	—	722,823
	—	747,885
Shares redeemed:
Initial Class	(522,904)	(194,566)
Service Class	(1,001,660)	(4,270,962)
	(1,524,564)	(4,465,528)
Net increase (decrease) in shares outstanding:
Initial Class	(477,007)	217,986
Service Class	1,929,138	9,689,115
	1,452,131	9,907,101

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Conservative VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011 (A)
Net asset value
Beginning of period/year	$11.01		$10.51	$9.92	$10.00
Investment operations
Net investment income (loss) (B) (C)	0.06		0.17	0.22	0.23
Net realized and unrealized gain (loss)	0.31		0.59	0.46	(0.31)
Total investment operations	0.37		0.76	0.68	(0.08)
Distributions
Net investment income	—		(0.13)	(0.04)	—
Net realized gains	—		(0.13)	(0.05)	—
Total distributions	—		(0.26)	(0.09)	—
Net asset value
End of period/year	$11.38		$11.01	$10.51	$9.92
Total return (D)	3.36	%(E)	7.39%	6.89%	(0.80	)%(E)
Net assets end of period/year (000’s)	$5,529		$10,602	$7,833	$5,132
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	0.59	%(G)	0.60%	0.60%	0.80	%(G)
Before (waiver/reimbursement) recapture	0.59	%(G)	0.60%	0.59%	0.86	%(G)
Net investment income (loss) to average net assets (B)	1.07	%(G)	1.54%	2.12%	3.45	%(G)
Portfolio turnover rate (H)	88	%(E)	114%	101%	131	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(D)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies in which the portfolio invests.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Conservative VP

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Service Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011 (A)
Net asset value
Beginning of period/year	$10.96		$10.48	$9.90	$10.00
Investment operations
Net investment income (loss) (B) (C)	0.05		0.14	0.20	0.28
Net realized and unrealized gain (loss)	0.30		0.59	0.47	(0.38)
Total investment operations	0.35		0.73	0.67	(0.10)
Distributions
Net investment income	—		(0.12)	(0.04)	—
Net realized gains	—		(0.13)	(0.05)	—
Total distributions	—		(0.25)	(0.09)	—
Net asset value
End of period/year	$11.31		$10.96	$10.48	$9.90
Total return (D)	3.19	%(E)	7.07%	6.78%	(1.00	)%(E)
Net assets end of period/year (000’s)	$396,965		$363,485	$246,040	$109,991
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	0.84	%(G)	0.85%	0.85%	1.05	%(G)
Before (waiver/reimbursement) recapture	0.84	%(G)	0.85%	0.84%	1.11	%(G)
Net investment income (loss) to average net assets (C)	0.99	%(G)	1.33%	1.97%	4.22	%(G)
Portfolio turnover rate (H)	88	%(E)	114%	101%	131	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(D)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies in which the portfolio invests.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon Active Asset Allocation - Conservative VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio; from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management, LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $50 million	0.550%
Over $50 million up to $250 million	0.530%
Over $250 million	0.510%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.61%	May 1, 2015

Prior to May 1, 2014, the expense limit was 0.80%.

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there are no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$352,054,719
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	333,376,584
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 6. (continued)

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Conservative VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Aegon Active Asset Allocation - Conservative VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the advisers to the underlying ETFs in which the Portfolio invests.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Conservative VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 1-year period. The Board also noted that the performance of the Initial Class of the Portfolio was below its composite benchmark for the past 1-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Conservative VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Moderate Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica Aegon Active Asset Allocation - Moderate Growth VP
Initial Class	$1,000.00	$1,037.80	$2.88	$1,022.00	$2.86	0.57%
Service Class	1,000.00	1,037.20	4.14	1,020.70	4.11	0.82

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Capital Markets	57.0%
Value - Large Cap	12.1
Growth - Large Cap	11.8
Securities Lending Collateral	7.1
Emerging Markets - Equity	6.0
Region Fund - Asian Pacific	5.8
Growth - Small Cap	3.3
Region Fund - European	2.6
Repurchase Agreement	1.2
Other Assets and Liabilities - Net	(6.9)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.6%
Capital Markets - 57.0%
Vanguard Extended Market ETF (A)	139,454	$ 12,244,061
Vanguard FTSE Developed Markets ETF	721,839	30,743,123
Vanguard S&P 500 ETF	261,229	46,872,320
Vanguard Short-Term Bond ETF	990,218	79,554,114
Vanguard Short-Term Government Bond ETF	357,501	21,793,261
Vanguard Total Bond Market ETF	1,493,579	122,802,065
Vanguard Total Stock Market ETF	578,107	58,833,949
Emerging Markets - Equity - 6.0%
Vanguard FTSE Emerging Markets ETF (A)	906,109	39,080,481
Growth - Large Cap - 11.8%
Vanguard Growth ETF (A)	778,345	76,978,320
Growth - Small Cap - 3.3%
Vanguard Small-Cap ETF (A)	186,878	21,887,151
Region Fund - Asian Pacific - 5.8%
Vanguard FTSE Pacific ETF	613,319	38,172,975
Region Fund - European - 2.6%
Vanguard FTSE Europe ETF	288,887	17,318,776
Value - Large Cap - 12.1%
Vanguard Value ETF	975,609	78,975,549

Total Investment Companies (cost $625,803,593)		645,256,145

	Shares	Value
SECURITIES LENDING COLLATERAL - 7.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (B)	46,380,313	$ 46,380,313

Total Securities Lending Collateral (cost $46,380,313)		46,380,313

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.01% (B), dated 06/30/2014, to be repurchased at $7,545,574 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $7,698,894.	$ 7,545,572	7,545,572

Total Repurchase Agreement (cost $7,545,572)		7,545,572

Total Investment Securities (cost $679,729,478) (C)		699,182,030
Other Assets and Liabilities - Net - (6.9)%		(44,866,857)

Net Assets - 100.0%		$ 654,315,173

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Investment Companies	$645,256,145	$—	$—	$645,256,145
Securities Lending Collateral	46,380,313	—	—	46,380,313
Repurchase Agreement	—	7,545,572	—	7,545,572
Total Investment Securities	$691,636,458	$7,545,572	$—	$699,182,030

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $45,461,051. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at June 30, 2014.
(C)	Aggregate cost for federal income tax purposes is $679,729,478. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $19,455,626 and $3,074, respectively. Net unrealized appreciation for tax purposes is $19,452,552.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment companies, at value (cost: $672,183,906) (including securities loaned of $45,461,051)	$691,636,458
Repurchase agreement, at value (cost: $7,545,572)	7,545,572
Cash	1,037,713
Receivables:
Shares sold	950,695
Interest	2
Securities lending income (net)	28,673
Prepaid expenses	5,969

Total assets	701,205,082

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	23,821
Management and advisory fees	280,914
Distribution and service fees	127,669
Administration fees	13,520
Transfer agent fees	996
Trustees fees	527
Audit and tax fees	12,117
Custody fees	10,427
Legal fees	10,473
Printing and shareholder reports fees	25,051
Other	4,081
Collateral for securities on loan	46,380,313

Total liabilities	46,889,909

Net assets	$654,315,173

Net assets consist of:
Capital stock ($0.01 par value)	$533,277
Additional paid-in capital	577,159,799
Undistributed (distributions in excess of) net investment income (loss)	8,517,704
Undistributed (accumulated) net realized gain (loss)	48,651,841
Net unrealized appreciation (depreciation) on:
Investment companies	19,452,552

Net assets	$654,315,173

Net assets by class:
Initial Class	$35,638,677
Service Class	618,676,496

Shares outstanding:
Initial Class	2,886,740
Service Class	50,440,917

Net asset value and offering price per share:
Initial Class	$12.35
Service Class	12.27

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income from investment companies	$5,657,738
Interest income	321
Securities lending income (net)	167,877

Total investment income	5,825,936

Expenses:
Management and advisory	1,491,038
Distribution and service:
Service Class	673,122
Administration	71,632
Transfer agent	4,012
Trustees	9,772
Audit and tax	9,663
Custody	12,348
Legal	8,276
Printing and shareholder reports	13,827
Other	18,721

Total expenses	2,312,411

Net investment income (loss)	3,513,525

Net realized gain (loss) on transactions from:
Investment companies	24,290,399

Net realized gain (loss)	24,290,399

Net change in unrealized appreciation (depreciation) on:
Investment companies	(5,183,335)

Net change in unrealized appreciation (depreciation)	(5,183,335)

Net realized and change in unrealized gain (loss)	19,107,064

Net increase (decrease) in net assets resulting from operations	$22,620,589

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$3,513,525	$5,005,027
Net realized gain (loss)	24,290,399	30,915,265
Net change in unrealized appreciation (depreciation)	(5,183,335)	18,148,894
Net increase (decrease) in net assets resulting from operations	22,620,589	54,069,186

Distributions to shareholders:
Net investment income:
Initial Class	—	(306,326)
Service Class	—	(3,049,118)
Total distributions from net investment income	—	(3,355,444)
Total distributions to shareholders	—	(3,355,444)

Capital share transactions:
Proceeds from shares sold:
Initial Class	970,130	3,702,984
Service Class	116,532,833	271,366,180
	117,502,963	275,069,164
Dividends and distributions reinvested:
Initial Class	—	306,326
Service Class	—	3,049,118
	—	3,355,444
Cost of shares redeemed:
Initial Class	(1,736,244)	(4,015,287)
Service Class	(6,134,494)	(28,522,256)
	(7,870,738)	(32,537,543)
Net increase (decrease) in net assets resulting from capital share transactions	109,632,225	245,887,065
Net increase (decrease) in net assets	132,252,814	296,600,807

Net assets:
Beginning of period/year	522,062,359	225,461,552
End of period/year	$654,315,173	$522,062,359
Undistributed (distributions in excess of) net investment income (loss)	$8,517,704	$5,004,179

Share activity:
Shares issued:
Initial Class	81,342	332,857
Service Class	9,806,900	24,364,113
	9,888,242	24,696,970
Shares issued-reinvested from dividends and distributions:
Initial Class	—	27,646
Service Class	—	276,439
	—	304,085
Shares redeemed:
Initial Class	(145,310)	(360,884)
Service Class	(517,876)	(2,555,539)
	(663,186)	(2,916,423)
Net increase (decrease) in shares outstanding:
Initial Class	(63,968)	(381)
Service Class	9,289,024	22,085,013
	9,225,056	22,084,632

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Moderate Growth VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011 (A)
Net asset value
Beginning of period/year	$11.90		$10.27	$9.30	$10.00
Investment operations
Net investment income (loss) (B) (C)	0.08		0.16	0.19	0.82
Net realized and unrealized gain (loss)	0.37		1.57	0.85	(1.52)
Total investment operations	0.45		1.73	1.04	(0.70)
Distributions
Net investment income	—		(0.10)	(0.07)	—
Total distributions	—		(0.10)	(0.07)	—
Net asset value
End of period/year	$12.35		$11.90	$10.27	$9.30
Total return (D)	3.78	%(E)	16.96%	11.18%	(7.00	)%(E)
Net assets end of period/year (000’s)	$35,639		$35,102	$30,317	$29,459
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	0.57	%(G)	0.59%	0.62%	0.80	%(G)
Before (waiver/reimbursement) recapture	0.57	%(G)	0.59%	0.60%	1.07	%(G)
Net investment income (loss) to average net assets (C)	1.39	%(G)	1.45%	1.95%	13.27	%(G)
Portfolio turnover rate (H)	157	%(E)	111%	105%	270	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(D)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies in which the portfolio invests.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Moderate Growth VP

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Service Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011 (A)
Net asset value
Beginning of period/year	$11.83		$10.23	$9.29	$10.00
Investment operations
Net investment income (loss) (B) (C)	0.07		0.15	0.20	0.54
Net realized and unrealized gain (loss)	0.37		1.54	0.81	(1.25)
Total investment operations	0.44		1.69	1.01	(0.71)
Distributions
Net investment income	—		(0.09)	(0.07)	—
Total distributions	—		(0.09)	(0.07)	—
Net asset value
End of period/year	$12.27		$11.83	$10.23	$9.29
Total return (D)	3.72	%(E)	16.62%	10.85%	(7.10	)%(E)
Net assets end of period/year (000’s)	$618,676		$486,961	$195,145	$96,171
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	0.82	%(G)	0.84%	0.87%	1.05	%(G)
Before (waiver/reimbursement) recapture	0.82	%(G)	0.84%	0.85%	1.32	%(G)
Net investment income (loss) to average net assets (C)	1.22	%(G)	1.39%	1.98%	8.81	%(G)
Portfolio turnover rate (H)	157	%(E)	111%	105%	270	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(D)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies in which the portfolio invests.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon Active Asset Allocation - Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management, LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $50 million	0.550%
Over $50 million up to $250 million	0.530%
Over $250 million	0.510%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.67%	May 1, 2015

Prior to May 1, 2014, the expense limit was 0.80%.

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$1,021,136,035
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	906,644,338
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 6. (continued)

ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Moderate Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Aegon Active Asset Allocation - Moderate Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the advisers to the underlying ETFs in which the Portfolio invests.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Moderate Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1-year period. The Board also noted that the performance of the Initial Class of the Portfolio was below its composite benchmark for the past 1-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Moderate Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Moderate VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)
Transamerica Aegon Active Asset Allocation - Moderate VP
Initial Class	$1,000.00	$1,036.20	$2.83	$1,022.00	$2.81	0.56%
Service Class	1,000.00	1,035.60	4.09	1,020.80	4.06	0.81

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Capital Markets	66.3%
Value - Large Cap	9.4
Securities Lending Collateral	9.4
Growth - Large Cap	9.1
Emerging Markets - Equity	4.7
Region Fund - Asian Pacific	4.5
Growth - Small Cap	2.6
Region Fund - European	2.0
Repurchase Agreement	1.1
Other Assets and Liabilities - Net	(9.1)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.6%
Capital Markets - 66.3%
Vanguard Extended Market ETF	222,440	$ 19,530,232
Vanguard FTSE Developed Markets ETF (A)	1,122,006	47,786,235
Vanguard S&P 500 ETF (A)	405,787	72,810,361
Vanguard Short-Term Bond ETF (A)	2,992,630	240,427,894
Vanguard Short-Term Government Bond ETF (A)	768,295	46,835,263
Vanguard Total Bond Market ETF	4,311,071	354,456,258
Vanguard Total Stock Market ETF	901,645	91,760,412
Emerging Markets - Equity - 4.7%
Vanguard FTSE Emerging Markets ETF (A)	1,432,031	61,763,497
Growth - Large Cap - 9.1%
Vanguard Growth ETF (A)	1,210,266	119,695,307
Growth - Small Cap - 2.6%
Vanguard Small-Cap ETF (A)	296,509	34,727,134
Region Fund - Asian Pacific - 4.5%
Vanguard FTSE Pacific ETF (A)	960,858	59,803,802
Region Fund - European - 2.0%
Vanguard FTSE Europe ETF	440,485	26,407,076
Value - Large Cap - 9.4%
Vanguard Value ETF (A)	1,527,105	123,619,150

Total Investment Companies (cost $1,264,035,619)		1,299,622,621

	Shares	Value
SECURITIES LENDING COLLATERAL - 9.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (B)	122,985,774	$ 122,985,774

Total Securities Lending Collateral (cost $122,985,774)		122,985,774

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.01% (B), dated 06/30/2014, to be repurchased at $15,059,363 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $15,362,192.	$ 15,059,359	15,059,359

Total Repurchase Agreement (cost $15,059,359)		15,059,359

Total Investment Securities (cost $1,402,080,752) (C)		1,437,667,754
Other Assets and Liabilities - Net - (9.1)%		(119,366,917)

Net Assets - 100.0%		$ 1,318,300,837

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Investment Companies	$1,299,622,621	$—	$—	$1,299,622,621
Securities Lending Collateral	122,985,774	—	—	122,985,774
Repurchase Agreement	—	15,059,359	—	15,059,359
Total Investment Securities	$1,422,608,395	$15,059,359	$—	$1,437,667,754

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $120,509,615. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at June 30, 2014.
(C)	Aggregate cost for federal income tax purposes is $1,402,080,752. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $35,587,002.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Moderate VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment companies, at value (cost: $1,387,021,393) (including securities loaned of $120,509,615)	$1,422,608,395
Repurchase agreement, at value (cost: $15,059,359)	15,059,359
Cash	1,391,337
Receivables:
Shares sold	3,053,604
Interest	4
Securities lending income (net)	48,899
Prepaid expenses	10,630

Total assets	1,442,172,228

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	579
Management and advisory fees	558,882
Distribution and service fees	270,814
Administration fees	27,146
Transfer agent fees	1,724
Trustees fees	1,039
Audit and tax fees	6,968
Custody fees	1,318
Legal fees	7,314
Printing and shareholder reports fees	7,432
Other	2,401
Collateral for securities on loan	122,985,774

Total liabilities	123,871,391

Net assets	$1,318,300,837

Net assets consist of:
Capital stock ($0.01 par value)	$1,105,362
Additional paid-in capital	1,208,236,577
Undistributed (distributions in excess of) net investment income (loss)	15,393,770
Undistributed (accumulated) net realized gain (loss)	57,978,126
Net unrealized appreciation (depreciation) on:
Investment companies	35,587,002

Net assets	$1,318,300,837

Net assets by class:
Initial Class	$3,059,431
Service Class	1,315,241,406

Shares outstanding:
Initial Class	254,691
Service Class	110,281,519

Net asset value and offering price per share:
Initial Class	$12.01
Service Class	11.93

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income from investment companies	$10,785,302
Interest income	727
Securities lending income (net)	269,421

Total investment income	11,055,450

Expenses:
Management and advisory	2,885,454
Distribution and service:
Service Class	1,395,959
Administration	139,985
Transfer agent	7,675
Trustees	18,902
Audit and tax	13,982
Custody	24,289
Legal	16,331
Printing and shareholder reports	19,374
Other	35,598

Total expenses	4,557,549

Net investment income (loss)	6,497,901

Net realized gain (loss) on transactions from:
Investment companies	32,091,978

Net realized gain (loss)	32,091,978

Net change in unrealized appreciation (depreciation) on:
Investment companies	4,127,208

Net change in unrealized appreciation (depreciation)	4,127,208

Net realized and change in unrealized gain (loss)	36,219,186

Net increase (decrease) in net assets resulting from operations	$42,717,087

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Moderate VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$6,497,901	$8,897,066
Net realized gain (loss)	32,091,978	26,720,264
Net change in unrealized appreciation (depreciation)	4,127,208	27,241,363
Net increase (decrease) in net assets resulting from operations	42,717,087	62,858,693

Distributions to shareholders:
Net investment income:
Initial Class	—	(13,533)
Service Class	—	(3,591,173)
Total distributions from net investment income	—	(3,604,706)
Net realized gains:
Initial Class	—	(12,840)
Service Class	—	(3,768,584)
Total distributions from net realized gains	—	(3,781,424)
Total distributions to shareholders	—	(7,386,130)

Capital share transactions:
Proceeds from shares sold:
Initial Class	523,070	1,800,723
Service Class	282,394,339	645,035,880
	282,917,409	646,836,603
Dividends and distributions reinvested:
Initial Class	—	26,373
Service Class	—	7,359,757
	—	7,386,130
Cost of shares redeemed:
Initial Class	(558,009)	(791,817)
Service Class	(1,184,756)	(20,672,706)
	(1,742,765)	(21,464,523)

Net increase (decrease) in net assets resulting from capital share transactions	281,174,644	632,758,210
Net increase (decrease) in net assets	323,891,731	688,230,773

Net assets:
Beginning of period/year	994,409,106	306,178,333
End of period/year	$1,318,300,837	$994,409,106
Undistributed (distributions in excess of) net investment income (loss)	$15,393,770	$8,895,869

Share activity:
Shares issued:
Initial Class	45,300	161,465
Service Class	24,318,331	58,215,938
	24,363,631	58,377,403
Shares issued-reinvested from dividends and distributions:
Initial Class	—	2,404
Service Class	—	674,588
	—	676,992
Shares redeemed:
Initial Class	(47,638)	(72,228)
Service Class	(102,621)	(1,867,069)
	(150,259)	(1,939,297)

Net increase (decrease) in shares outstanding:
Initial Class	(2,338)	91,641
Service Class	24,215,710	57,023,457
	24,213,372	57,115,098

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Moderate VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011 (A)
Net asset value
Beginning of period/year	$11.59		$10.52	$9.71	$10.00
Investment operations
Net investment income (loss) (B) (C)	0.08		0.18	0.22	0.22
Net realized and unrealized gain (loss)	0.34		1.01	0.62	(0.51)
Total investment operations	0.42		1.19	0.84	(0.29)
Distributions
Net investment income	—		(0.06)	(0.02)	—
Net realized gains	—		(0.06)	(0.01)	—
Total distributions	—		(0.12)	(0.03)	—
Net asset value
End of period/year	$12.01		$11.59	$10.52	$9.71
Total return (D)	3.62	%(E)	11.42%	8.61%	(2.90	)%(E)
Net assets end of period/year (000’s)	$3,060		$2,979	$1,740	$979
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	0.56	%(G)	0.58%	0.62%	0.80	%(G)
Before (waiver/reimbursement) recapture	0.56	%(G)	0.58%	0.61%	1.03	%(G)
Net investment income (loss) to average net assets (C)	1.34	%(G)	1.59%	2.18%	3.49	%(G)
Portfolio turnover rate (H)	104	%(E)	86%	77%	72	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(D)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies in which the portfolio invests.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Moderate VP

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Service Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011 (A)
Net asset value
Beginning of period/year	$11.52		$10.48	$9.70	$10.00
Investment operations
Net investment income (loss) (B) (C)	0.07		0.16	0.24	0.23
Net realized and unrealized gain (loss)	0.34		1.00	0.56	(0.53)
Total investment operations	0.41		1.16	0.80	(0.30)
Distributions
Net investment income	—		(0.06)	(0.01)	—
Net realized gains	—		(0.06)	(0.01)	—
Total distributions	—		(0.12)	(0.02)	—
Net asset value
End of period/year	$11.93		$11.52	$10.48	$9.70
Total return (D)	3.56	%(E)	11.12%	8.30%	(3.00	)%(E)
Net assets end of period/year (000’s)	$1,315,241		$991,431	$304,438	$29,928
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	0.81	%(G)	0.83%	0.87%	1.05	%(G)
Before (waiver/reimbursement) recapture	0.81	%(G)	0.83%	0.86%	1.28	%(G)
Net investment income (loss) to average net assets (C)	1.16	%(G)	1.47%	2.35%	3.57	%(G)
Portfolio turnover rate (H)	104	%(E)	86%	77%	72	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(D)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies in which the portfolio invests.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon Active Asset Allocation — Moderate VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management, LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $50 million	0.550%
Over $50 million up to $250 million	0.530%
Over $250 million	0.510%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.68%	May 1, 2015

Prior to May 1, 2014, the expense limit was 0.80%.

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$1,444,944,966
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	1,168,396,610
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 6. (continued)

related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Moderate VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Aegon Active Asset Allocation - Moderate VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the advisers to the underlying ETFs in which the Portfolio invests.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Moderate VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1-year period. The Board also noted that the performance of the Initial Class of the Portfolio was below its composite benchmark for the past 1-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Active Asset Allocation - Moderate VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon High Yield Bond VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica Aegon High Yield Bond VP
Initial Class	$1,000.00	$1,054.90	$3.52	$1,021.40	$3.46	0.69%
Service Class	1,000.00	1,053.00	4.78	1,020.10	4.71	0.94

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Corporate Debt Securities	89.3%
Securities Lending Collateral	16.9
Repurchase Agreement	5.2
Loan Assignments	2.3
Preferred Stocks	2.0
Preferred Corporate Debt Security	0.8
Convertible Bond	0.3
Common Stocks	0.0 *
Warrants	0.0 *
Other Assets and Liabilities - Net	(16.8)
Total	100.0%

*	Percentage rounds to less than 0.1%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Principal	Value
PREFERRED CORPORATE DEBT SECURITY - 0.8%
Commercial Banks - 0.8%
Goldman Sachs Capital II 4.00%, 07/31/2014 (A) (B)	$3,403,000	$2,722,400

Total Preferred Corporate Debt Security (cost $2,498,661)		2,722,400

CORPORATE DEBT SECURITIES - 89.3%
Aerospace & Defense - 1.7%
Bombardier, Inc.
4.75%, 04/15/2019 - 144A	676,000	687,830
6.00%, 10/15/2022 - 144A (C)	1,512,000	1,549,800
6.13%, 01/15/2023 - 144A (C)	470,000	484,100
7.50%, 03/15/2018 - 144A (C)	140,000	157,850
7.75%, 03/15/2020 - 144A (C)	716,000	809,187
Spirit AeroSystems, Inc.
5.25%, 03/15/2022 - 144A	164,000	166,460
6.75%, 12/15/2020	330,000	354,750
TransDigm, Inc. 6.00%, 07/15/2022 - 144A	1,207,000	1,240,193
Triumph Group, Inc. 5.25%, 06/01/2022 - 144A	490,000	491,225
Airlines - 2.0%
American Airlines Pass-Through Trust
5.63%, 01/15/2021 - 144A	485,355	502,343
6.00%, 01/15/2017 - 144A	200,000	211,500
6.13%, 07/15/2018 - 144A	117,000	124,757
Continental Airlines Pass-Through Certificates 6.13%, 04/29/2018	546,000	584,220
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	399,463	417,438
6.90%, 10/19/2023	1,290,062	1,399,717
Delta Air Lines, Inc., Pass-Through Trust
6.38%, 07/02/2017 - 144A	470,000	502,900
6.75%, 05/23/2017	494,000	528,580
United Continental Holdings, Inc. 6.38%, 06/01/2018 (C)	244,000	263,520
US Airways Pass-Through Trust
5.38%, 05/15/2023	216,000	223,560
6.25%, 10/22/2024	483,795	547,897
6.75%, 12/03/2022	426,932	466,423
9.13%, 10/01/2015	561,955	597,078
US Airways Group, Inc. 6.13%, 06/01/2018 (C)	725,000	765,781
Auto Components - 0.3%
Goodyear Tire & Rubber Co. 6.50%, 03/01/2021	1,093,000	1,185,905
Automobiles - 1.5%
Chrysler Group LLC / CG Co.-Issuer, Inc.
8.00%, 06/15/2019	1,728,000	1,877,040
8.25%, 06/15/2021	853,000	963,890
Jaguar Land Rover Automotive PLC
5.63%, 02/01/2023 - 144A	1,150,000	1,221,875
8.13%, 05/15/2021 - 144A	937,000	1,054,125
Beverages - 0.3%
Cott Beverages, Inc. 5.38%, 07/01/2022 - 144A	1,145,000	1,147,863

	Principal	Value
Building Products - 1.8%
Associated Materials LLC / AMH New Finance, Inc. 9.13%, 11/01/2017 (C)	$2,411,000	$2,501,412
Building Materials Holding Corp. 9.00%, 09/15/2018 - 144A	675,000	727,313
Griffon Corp. 5.25%, 03/01/2022	1,255,000	1,247,156
Ply Gem Industries, Inc. 6.50%, 02/01/2022 - 144A (C)	1,728,000	1,671,840
Capital Markets - 0.8%
Credit Suisse Group AG
6.25%, 12/18/2024 - 144A (A) (B) (C)	906,000	911,662
7.50%, 12/11/2023 - 144A (A) (B) (C)	600,000	664,140
Goldman Sachs Group, Inc. 5.70%, 05/10/2019 (A) (B)	718,000	741,784
Morgan Stanley 5.45%, 07/15/2019 (A) (B)	470,000	478,573
Chemicals - 1.2%
Hexion US Finance Corp. 6.63%, 04/15/2020	2,160,000	2,289,600
Huntsman International LLC 8.63%, 03/15/2020 - 03/15/2021	1,291,000	1,412,155
NOVA Chemicals Corp. 8.63%, 11/01/2019	410,000	437,880
Commercial Banks - 3.2%
Bank of America Corp.
5.13%, 06/17/2019 (A) (B)	1,764,000	1,757,390
8.00%, 01/30/2018 (A) (B)	1,525,000	1,687,801
CIT Group, Inc.
4.25%, 08/15/2017	571,000	595,624
5.00%, 05/15/2017	165,000	175,828
5.25%, 03/15/2018	185,000	198,644
5.50%, 02/15/2019 - 144A	452,000	489,855
Citigroup, Inc. 6.30%, 05/15/2024 (A) (B)	250,000	254,688
JPMorgan Chase & Co.
5.00%, 07/01/2019 (A) (B) (C)	800,000	797,035
5.15%, 05/01/2023 (A) (B)	848,000	813,020
6.00%, 08/01/2023 (A) (B) (C)	485,000	494,700
7.90%, 04/30/2018 (A) (B)	894,000	999,045
Royal Bank of Scotland Group PLC
5.13%, 05/28/2024	550,000	558,470
6.00%, 12/19/2023	1,065,000	1,151,483
6.13%, 12/15/2022 (C)	1,173,000	1,282,950
Commercial Services & Supplies - 3.1%
Ceridian LLC 8.88%, 07/15/2019 - 144A (C)	2,838,000	3,206,940
Ceridian LLC / Comdata, Inc. 8.13%, 11/15/2017 - 144A	828,000	836,280
Hertz Corp.
5.88%, 10/15/2020	270,000	282,150
6.75%, 04/15/2019	1,800,000	1,908,000
Polymer Group, Inc. 6.88%, 06/01/2019 - 144A	611,000	620,929
United Rentals North America, Inc.
7.38%, 05/15/2020	580,000	640,900
7.63%, 04/15/2022	2,425,000	2,722,062
8.25%, 02/01/2021	536,000	596,300

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Communications Equipment - 0.2%
CommScope, Inc.
5.00%, 06/15/2021 - 144A	$ 285,000	$ 290,700
5.50%, 06/15/2024 - 144A (C)	285,000	289,631
Computers & Peripherals - 0.7%
Dell, Inc.
5.40%, 09/10/2040 (C)	460,000	397,900
6.50%, 04/15/2038	754,000	706,875
7.10%, 04/15/2028	907,000	934,210
Seagate HDD Cayman 6.88%, 05/01/2020	267,000	288,694
Construction & Engineering - 1.6%
Abengoa Finance SAU 7.75%, 02/01/2020 - 144A	350,000	389,813
Ashton Woods USA LLC / Ashton Woods Finance Co. 6.88%, 02/15/2021 - 144A	1,631,000	1,631,000
K Hovnanian Enterprises, Inc.
7.00%, 01/15/2019 - 144A (C)	567,000	578,340
7.25%, 10/15/2020 - 144A	775,000	840,875
7.50%, 05/15/2016	27,000	28,890
9.13%, 11/15/2020 - 144A	2,012,000	2,243,380
Construction Materials - 0.1%
Vulcan Materials Co. 7.15%, 11/30/2037	357,000	371,280
Consumer Finance - 2.1%
Ally Financial, Inc.
5.50%, 02/15/2017	1,000,000	1,083,750
7.50%, 09/15/2020	900,000	1,084,500
Navient Corp., Series MTN
4.88%, 06/17/2019	900,000	927,540
5.00%, 06/15/2018	440,000	440,000
Springleaf Finance Corp. 6.00%, 06/01/2020 (C)	1,000,000	1,035,000
Springleaf Finance Corp., Series MTN 6.90%, 12/15/2017	2,431,000	2,698,410
Containers & Packaging - 1.5%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 3.21%, 12/15/2019 - 144A (A) (D)	950,000	947,625
Graphic Packaging International, Inc. 7.88%, 10/01/2018	670,000	705,979
Packaging Dynamics Corp. 8.75%, 02/01/2016 - 144A	1,505,000	1,545,635
Sealed Air Corp.
6.88%, 07/15/2033 - 144A	224,000	232,960
8.13%, 09/15/2019 - 144A	395,000	434,994
8.38%, 09/15/2021 - 144A	498,000	570,210
Tekni-Plex, Inc. 9.75%, 06/01/2019 - 144A	865,000	966,637
Diversified Consumer Services - 0.4%
Service Corp. International 7.00%, 06/15/2017	1,160,000	1,296,300
Diversified Financial Services - 2.6%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
3.75%, 05/15/2019 - 144A	570,000	574,275
4.50%, 05/15/2021 - 144A	309,000	314,408
Denali Borrower LLC / Denali Finance Corp. 5.63%, 10/15/2020 - 144A (C)	3,022,000	3,203,320

	Principal	Value
Diversified Financial Services (continued)
General Motors Financial Co., Inc. 4.75%, 08/15/2017	$ 720,000	$ 765,900
General Motors Financial Co., Inc. (Escrow Shares) 7.20%, 01/15/2049 (E)	805,000	0
ILFC E-Capital Trust I 5.02%, 12/21/2065 - 144A (A) (C)	1,319,000	1,292,620
Nuveen Investments, Inc.
9.13%, 10/15/2017 - 144A	380,000	411,825
9.50%, 10/15/2020 - 144A	2,089,000	2,475,465
Diversified Telecommunication Services - 9.3%
CenturyLink, Inc.
7.60%, 09/15/2039	1,795,000	1,801,731
7.65%, 03/15/2042	3,385,000	3,376,537
Cincinnati Bell, Inc. 8.38%, 10/15/2020 (C)	1,176,000	1,289,190
Frontier Communications Corp.
7.63%, 04/15/2024 (C)	2,152,000	2,316,090
9.00%, 08/15/2031 (C)	2,199,000	2,369,422
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	1,778,000	1,982,470
7.63%, 06/15/2021	1,040,000	1,190,800
Intelsat Jackson Holdings SA
5.50%, 08/01/2023 (C)	1,144,000	1,138,280
7.25%, 04/01/2019 - 10/15/2020	1,050,000	1,122,438
Koninklijke KPN NV 7.00%, 03/28/2073 - 144A (A) (C)	825,000	871,200
Level 3 Communications, Inc. 8.88%, 06/01/2019 (C)	144,000	157,500
Level 3 Financing, Inc.
7.00%, 06/01/2020	1,575,000	1,720,687
8.13%, 07/01/2019	1,160,000	1,265,850
9.38%, 04/01/2019	19,000	20,853
Sprint Capital Corp.
6.90%, 05/01/2019	965,000	1,063,913
8.75%, 03/15/2032	1,401,000	1,618,155
Telecom Italia Capital SA 7.00%, 06/04/2018	915,000	1,049,963
Telecom Italia SpA 5.30%, 05/30/2024 - 144A	340,000	341,275
Virgin Media Finance PLC 6.38%, 04/15/2023 - 144A (C)	1,840,000	1,996,400
Wind Acquisition Finance SA
4.75%, 07/15/2020 - 144A (D)	1,040,000	1,047,800
7.25%, 02/15/2018 - 144A	980,000	1,035,370
7.38%, 04/23/2021 - 144A (C)	616,000	657,580
Windstream Corp.
7.75%, 10/15/2020 (C)	1,379,000	1,494,491
7.75%, 10/01/2021	1,475,000	1,611,437
Electric Utilities - 1.9%
Elwood Energy LLC 8.16%, 07/05/2026	1,673,106	1,890,610
Homer City Generation, LP
8.14%, 10/01/2019 (Cash Rate: 8.14%) (F)	331,366	353,733
8.73%, 10/01/2026 (Cash Rate: 8.73%) (F)	2,173,005	2,325,115
LSP Energy, LP (Escrow Shares) 8.16%, 07/15/2025 (E) (G)	1,250,000	13
Red Oak Power LLC 9.20%, 11/30/2029	1,980,000	2,178,000

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Electronic Equipment & Instruments - 0.4%
Belden, Inc. 5.50%, 09/01/2022 - 144A	$ 770,000	$ 796,950
Sanmina Corp. 4.38%, 06/01/2019 - 144A	699,000	698,126
Energy Equipment & Services - 3.7%
El Paso LLC 7.25%, 06/01/2018 (C)	3,603,000	4,102,917
El Paso LLC, Series MTN
7.75%, 01/15/2032	759,000	831,105
7.80%, 08/01/2031	543,000	589,155
8.05%, 10/15/2030	134,000	146,060
NuStar Logistics, LP
4.80%, 09/01/2020	267,000	271,005
6.75%, 02/01/2021	650,000	721,500
8.15%, 04/15/2018	2,088,000	2,398,548
PHI, Inc. 5.25%, 03/15/2019 - 144A	835,000	851,700
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.75%, 09/01/2020	1,800,000	1,939,500
5.88%, 03/01/2022	180,000	195,525
6.88%, 12/01/2018	843,000	888,311
Food & Staples Retailing - 0.5%
Rite Aid Corp.
6.75%, 06/15/2021 (C)	663,000	717,698
10.25%, 10/15/2019	970,000	1,042,750
Food Products - 1.1%
ARAMARK Services, Inc. 5.75%, 03/15/2020 (C)	725,000	766,688
JBS USA LLC / JBS USA Finance, Inc. 7.25%, 06/01/2021 - 144A	709,000	760,403
Post Holdings, Inc.
7.38%, 02/15/2022 - 144A	121,000	130,831
7.38%, 02/15/2022 (C)	1,942,000	2,099,787
Gas Utilities - 0.1%
Star Gas Partners, LP / Star Gas Finance Co. 8.88%, 12/01/2017	409,000	433,458
Health Care Equipment & Supplies - 2.1%
Biomet, Inc. 6.50%, 08/01/2020	1,902,000	2,049,405
Crimson Merger Sub, Inc. 6.63%, 05/15/2022 - 144A	1,946,000	1,931,405
Hologic, Inc. 6.25%, 08/01/2020	1,064,000	1,122,520
Mallinckrodt International Finance SA
3.50%, 04/15/2018	1,157,000	1,151,215
4.75%, 04/15/2023 (C)	1,237,000	1,202,982
Health Care Providers & Services - 6.1%
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021 - 144A	179,000	183,475
6.88%, 02/01/2022 - 144A (C)	448,000	474,880
7.13%, 07/15/2020	2,061,000	2,231,032
8.00%, 11/15/2019	2,725,000	2,983,875
DaVita HealthCare Partners, Inc. 5.75%, 08/15/2022	954,000	1,019,587
Fresenius Medical Care US Finance II, Inc. 5.63%, 07/31/2019 - 144A	1,097,000	1,195,730
HCA Holdings, Inc.
6.25%, 02/15/2021	812,000	871,885

	Principal	Value
Health Care Providers & Services (continued)
HCA Holdings, Inc. (continued)
7.75%, 05/15/2021	$ 860,000	$ 942,775
HCA, Inc.
6.50%, 02/15/2020	570,000	641,250
7.50%, 02/15/2022	2,807,000	3,238,576
HealthSouth Corp. 7.75%, 09/15/2022	1,707,000	1,862,764
LifePoint Hospitals, Inc.
5.50%, 12/01/2021 - 144A	431,000	451,473
6.63%, 10/01/2020	1,694,000	1,829,520
Tenet Healthcare Corp.
4.38%, 10/01/2021	255,000	253,406
5.00%, 03/01/2019 - 144A	805,000	816,069
6.00%, 10/01/2020	1,441,000	1,563,485
6.25%, 11/01/2018	105,000	116,550
8.13%, 04/01/2022 (C)	598,000	692,185
Hotels, Restaurants & Leisure - 4.8%
Caesars Entertainment Operating Co., Inc.
9.00%, 02/15/2020	458,000	383,003
10.00%, 12/15/2018 (C)	2,200,000	842,875
11.25%, 06/01/2017	285,000	260,775
12.75%, 04/15/2018	1,910,000	849,950
Felcor Lodging, LP 5.63%, 03/01/2023	621,000	639,630
MGM Resorts International
6.63%, 12/15/2021 (C)	905,000	1,006,813
6.75%, 10/01/2020 (C)	285,000	318,131
10.00%, 11/01/2016	1,375,000	1,625,937
11.38%, 03/01/2018	1,405,000	1,826,500
MISA Investments, Ltd. 8.63%, 08/15/2018 (Cash Rate: 8.63%) - 144A (F)	1,336,000	1,367,730
NCL Corp., Ltd. 5.00%, 02/15/2018	742,000	766,115
Pinnacle Entertainment, Inc.
6.38%, 08/01/2021	265,000	279,575
7.50%, 04/15/2021 (C)	1,755,000	1,891,012
Seneca Gaming Corp. 8.25%, 12/01/2018 - 144A	1,369,000	1,454,562
Studio City Finance, Ltd. 8.50%, 12/01/2020 - 144A	629,000	696,618
Viking Cruises, Ltd. 8.50%, 10/15/2022 - 144A	1,201,000	1,327,105
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 7.75%, 08/15/2020	1,135,000	1,237,150
Household Durables - 3.7%
Beazer Homes USA, Inc.
5.75%, 06/15/2019 - 144A (C)	906,000	906,000
6.63%, 04/15/2018	826,000	879,690
7.25%, 02/01/2023	1,728,000	1,790,640
7.50%, 09/15/2021	390,000	413,400
9.13%, 05/15/2019 (C)	835,000	890,319
Jarden Corp. 7.50%, 05/01/2017	597,000	677,595
KB Home
4.75%, 05/15/2019 (C)	445,000	448,338
7.25%, 06/15/2018	178,000	200,250
9.10%, 09/15/2017 (C)	1,855,000	2,184,262

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Household Durables (continued)
Meritage Homes Corp.
4.50%, 03/01/2018	$ 641,000	$ 658,627
7.00%, 04/01/2022	742,000	817,127
7.15%, 04/15/2020	1,327,000	1,479,605
PulteGroup, Inc. 6.13%, 11/15/2049 (E)	690,000	0
Standard Pacific Corp. 6.25%, 12/15/2021	615,000	656,513
Tempur Sealy International, Inc. 6.88%, 12/15/2020 (C)	937,000	1,026,015
Household Products - 1.8%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	319,000	336,545
6.88%, 02/15/2021	100,000	107,913
7.13%, 04/15/2019	2,695,000	2,816,275
9.88%, 08/15/2019	1,640,000	1,816,300
Sun Products Corp. 7.75%, 03/15/2021 - 144A (C)	1,200,000	1,044,000
Independent Power Producers & Energy Traders - 2.7%
Calpine Corp.
7.50%, 02/15/2021 - 144A	1,510,000	1,638,350
7.88%, 07/31/2020 - 144A (C)	720,000	781,200
7.88%, 01/15/2023 - 144A	939,000	1,046,985
Dynegy, Inc. 5.88%, 06/01/2023 (C)	412,000	415,090
NRG Energy, Inc.
6.25%, 07/15/2022 - 144A	300,000	319,500
7.63%, 01/15/2018	1,175,000	1,348,313
7.88%, 05/15/2021 (C)	3,055,000	3,387,231
8.25%, 09/01/2020	400,000	437,000
Insurance - 0.9%
Lincoln National Corp. 7.00%, 05/17/2066 (A)	2,928,000	3,045,120
IT Services - 1.2%
SunGard Data Systems, Inc.
6.63%, 11/01/2019	932,000	980,930
7.38%, 11/15/2018	238,000	251,388
7.63%, 11/15/2020	2,154,000	2,347,860
Unisys Corp. 6.25%, 08/15/2017	604,000	655,340
Media - 8.1%
Cablevision Systems Corp.
5.88%, 09/15/2022 (C)	1,114,000	1,134,888
7.75%, 04/15/2018	2,441,000	2,758,330
8.00%, 04/15/2020 (C)	684,000	776,768
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 02/15/2023	780,000	786,825
5.75%, 01/15/2024 (C)	836,000	854,810
6.50%, 04/30/2021	550,000	585,750
7.00%, 01/15/2019	1,770,000	1,867,350
Cequel Communications Holdings I LLC / Cequel Capital Corp. 6.38%, 09/15/2020 - 144A	988,000	1,049,750
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	2,312,000	2,491,180
7.63%, 03/15/2020	2,168,000	2,337,417

	Principal	Value
Media (continued)
DISH DBS Corp.
4.63%, 07/15/2017	$ 1,330,000	$ 1,411,462
5.88%, 07/15/2022	1,044,000	1,132,740
7.88%, 09/01/2019	700,000	831,250
Getty Images, Inc. 7.00%, 10/15/2020 - 144A (C)	711,000	651,454
Nara Cable Funding, Ltd. 8.88%, 12/01/2018 - 144A	1,185,000	1,264,987
Numericable Group SA 4.88%, 05/15/2019 - 144A	1,175,000	1,205,844
Regal Entertainment Group 5.75%, 06/15/2023	810,000	832,275
Sirius XM Radio, Inc. 6.00%, 07/15/2024 - 144A (C)	845,000	878,800
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 7.50%, 03/15/2019 - 144A	961,000	1,025,868
Univision Communications, Inc.
6.88%, 05/15/2019 - 144A	346,000	369,355
7.88%, 11/01/2020 - 144A	2,270,000	2,497,000
8.50%, 05/15/2021 - 144A (C)	1,450,000	1,607,687
Metals & Mining - 0.3%
ArcelorMittal 7.50%, 10/15/2039	1,055,000	1,160,500
Multiline Retail - 0.1%
Brookstone Co., Inc. 13.00%, 10/15/2014 - 144A (H)	488,908	217,564
Oil, Gas & Consumable Fuels - 4.1%
BreitBurn Energy Partners, LP / BreitBurn Finance Corp. 7.88%, 04/15/2022 (C)	679,000	735,018
Chesapeake Energy Corp.
4.88%, 04/15/2022 (C)	676,000	699,660
6.13%, 02/15/2021	867,000	971,040
6.63%, 08/15/2020 (C)	727,000	836,050
Continental Resources, Inc. 7.13%, 04/01/2021	350,000	396,375
Denbury Resources, Inc. 5.50%, 05/01/2022 (C)	1,377,000	1,407,983
Energy XXI Gulf Coast, Inc.
6.88%, 03/15/2024 - 144A	552,000	563,040
7.50%, 12/15/2021 (C)	1,036,000	1,108,520
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019	1,563,000	1,637,242
7.75%, 02/01/2021 (C)	900,000	970,875
8.63%, 04/15/2020	770,000	831,600
Newfield Exploration Co. 6.88%, 02/01/2020	475,000	503,500
Plains Exploration & Production Co. 6.75%, 02/01/2022	2,285,000	2,596,331
SM Energy Co. 6.50%, 11/15/2021 - 01/01/2023	1,110,000	1,201,575
Paper & Forest Products - 0.8%
Ainsworth Lumber Co., Ltd. 7.50%, 12/15/2017 - 144A	916,000	965,235
Boise Cascade Co. 6.38%, 11/01/2020	1,117,000	1,200,775
Exopack Holdings SA 7.88%, 11/01/2019 - 144A	550,000	588,500

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Personal Products - 0.6%
First Quality Finance Co., Inc. 4.63%, 05/15/2021 - 144A	$ 820,000	$ 774,900
Revlon Consumer Products Corp. 5.75%, 02/15/2021 (C)	1,148,000	1,179,570
Pharmaceuticals - 1.0%
Salix Pharmaceuticals, Ltd. 6.00%, 01/15/2021 - 144A	363,000	389,318
Valeant Pharmaceuticals International, Inc.
6.88%, 12/01/2018 - 144A	2,450,000	2,563,312
7.00%, 10/01/2020 - 144A	300,000	318,750
7.50%, 07/15/2021 - 144A	230,000	254,725
Real Estate Investment Trusts - 0.5%
Host Hotels & Resorts, LP
5.88%, 06/15/2019	1,150,000	1,235,570
6.00%, 10/01/2021	500,000	576,081
Real Estate Management & Development - 0.7%
Algeco Scotsman Global Finance PLC 8.50%, 10/15/2018 - 144A (C)	1,763,000	1,873,187
Realogy Group LLC / Realogy Co.-Issuer Corp. 4.50%, 04/15/2019 - 144A (C)	453,000	451,868
Road & Rail - 1.3%
Aviation Capital Group Corp.
4.63%, 01/31/2018 - 144A	431,000	454,591
6.75%, 04/06/2021 - 144A	1,780,000	2,002,366
7.13%, 10/15/2020 - 144A	90,000	103,709
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023	325,000	332,313
9.75%, 03/15/2020	1,545,000	1,749,712
Semiconductors & Semiconductor Equipment - 0.7%
Freescale Semiconductor, Inc.
5.00%, 05/15/2021 - 144A (C)	629,000	644,725
6.00%, 01/15/2022 - 144A	1,250,000	1,331,250
NXP BV / NXP Funding LLC 3.75%, 06/01/2018 - 144A	500,000	501,250
Software - 1.8%
First Data Corp.
6.75%, 11/01/2020 - 144A (C)	2,779,000	3,008,268
7.38%, 06/15/2019 - 144A	153,000	164,284
8.75%, 01/15/2022 - 144A (Cash Rate: 8.75%) (C) (F)	1,183,000	1,305,736
8.88%, 08/15/2020 - 144A	396,000	438,075
11.75%, 08/15/2021 (C)	1,180,000	1,399,775
Interface Security Systems Holdings, Inc. / Interface Security Systems LLC 9.25%, 01/15/2018 - 144A	138,000	141,795
Specialty Retail - 0.7%
Claire’s Stores, Inc.
6.13%, 03/15/2020 - 144A (C)	490,000	461,825
9.00%, 03/15/2019 - 144A (C)	1,877,000	1,954,426
Textiles, Apparel & Luxury Goods - 0.6%
Levi Strauss & Co.
6.88%, 05/01/2022	1,941,000	2,139,953
Transportation Infrastructure - 0.3%
syncreon Group BV / syncreon Global Finance US, Inc.
8.63%, 11/01/2021 - 144A	1,175,000	1,192,625

	Principal	Value
Wireless Telecommunication Services - 2.3%
Softbank Corp.
4.50%, 04/15/2020 - 144A (C)	$ 1,511,000	$ 1,535,554
Sprint Communications, Inc.
9.00%, 11/15/2018 - 144A	1,325,000	1,606,563
Sprint Corp.
7.13%, 06/15/2024 - 144A	540,000	572,400
7.88%, 09/15/2023 - 144A	2,393,000	2,662,212
T-Mobile USA, Inc.
6.13%, 01/15/2022	65,000	68,981
6.63%, 04/01/2023 (C)	1,500,000	1,627,500

Total Corporate Debt Securities (cost $299,956,710)		312,712,865

CONVERTIBLE BOND - 0.3%
Diversified Telecommunication Services - 0.3%
Level 3 Financing, Inc. 8.63%, 07/15/2020	1,000,000	1,120,000

Total Convertible Bond (cost $1,035,536)		1,120,000

LOAN ASSIGNMENTS - 2.3%
Energy Equipment & Services - 0.4%
Stallion Oilfield Services, Ltd., Term Loan B
8.00%, 06/19/2018 (A)	1,402,276	1,421,557
Food Products - 0.3%
Del Monte Foods, Inc., 1st Lien Term Loan — , 02/18/2021 (I)	1,000,000	995,500
Hotels, Restaurants & Leisure - 0.5%
CityCenter Holdings LLC, Term Loan B 5.00%, 10/16/2020 (A)	752,023	757,194
Great Wolf Resorts, Inc., Term Loan B 4.50%, 08/06/2020 (A)	997,481	999,040
Machinery - 0.1%
Atkore International, Inc., 1st Lien Term Loan 4.50%, 04/09/2021 (A)	330,000	329,725
Media - 0.1%
Checkout Holding Corp., 2nd Lien Term Loan 7.75%, 04/11/2022 (A)	280,000	279,650
Multiline Retail - 0.2%
Brookstone Co., Inc., DIP Term Loan A 5.50%, 04/04/2015 (A) (E)	434,184	434,184
Brookstone Co., Inc., DIP Term Loan B 0.30%, 04/04/2015 (A) (E)	262,319	262,319
Paper & Forest Products - 0.1%
Exopack LLC, USD Term Loan B 2013 5.25%, 05/08/2019 (A)	526,355	534,250
Professional Services - 0.3%
Interactive Data Corp., 2014 Term Loan 4.75%, 05/02/2021 (A)	925,000	931,938

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Software - 0.3%
BMC Software Finance, Inc., USD Term Loan 5.00%, 09/10/2020 (A)	$ 1,097,243	$ 1,094,500

Total Loan Assignments (cost $7,994,478)		8,039,857

	Shares	Value
PREFERRED STOCKS - 2.0%
Capital Markets - 0.2%
Goldman Sachs Group, Inc. - Series J, 5.50% (A)	19,688	482,356
Morgan Stanley, 6.88% (A)	9,025	245,209
Commercial Banks - 0.5%
Citigroup, Inc. - Series K, 6.88% (A)	18,000	488,520
GMAC Capital Trust I - Series 2, 8.13% (A)	50,500	1,378,650
Consumer Finance - 1.1%
Ally Financial, Inc. - Series A, 8.50% (A)	94,075	2,598,352
Ally Financial, Inc. - Series G 144A, 7.00%	1,077	1,079,726
Insurance - 0.2%
Hartford Financial Services Group, Inc., 7.88% (A)	22,617	677,153

Total Preferred Stocks (cost $5,757,514)		6,949,966

COMMON STOCKS - 0.0% (J)
Automobiles - 0.0% (J)
General Motors Co.	3,466	125,816
Motors Liquidation Co. GUC Trust (C) (K)	826	21,145

Total Common Stocks (cost $120,816)		146,961

	Shares	Value
WARRANTS - 0.0% (J)
Automobiles - 0.0% (J)
General Motors Co., Class A (K) Expiration: 07/10/2016 Exercise Price: $10.00	216	$ 5,726
General Motors Co., Class A (K) Expiration: 07/10/2019 Exercise Price: $18.33	216	3,968

Total Warrants (cost $0)		9,694

SECURITIES LENDING COLLATERAL - 16.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (L)	59,295,504	59,295,504

Total Securities Lending Collateral (cost $59,295,504)		59,295,504

	Principal	Value
REPURCHASE AGREEMENT - 5.2%
State Street Bank & Trust Co. 0.01% (L), dated 06/30/2014, to be repurchased at $18,113,125 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.00%, due 11/01/2027, and with a value of $18,478,763.	$ 18,113,120	18,113,120

Total Repurchase Agreement (cost $18,113,120)		18,113,120

Total Investment Securities (cost $394,772,339) (M)		409,110,367
Other Assets and Liabilities - Net - (16.8)%		(58,834,267)

Net Assets - 100.0%		$ 350,276,100

VALUATION SUMMARY: (N)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Preferred Corporate Debt Security	$—	$2,722,400	$—	$2,722,400
Corporate Debt Securities
Aerospace & Defense	—	5,941,395	—	5,941,395
Airlines	—	7,135,714	—	7,135,714
Auto Components	—	1,185,905	—	1,185,905
Automobiles	—	5,116,930	—	5,116,930
Beverages	—	1,147,863	—	1,147,863
Building Products	—	6,147,721	—	6,147,721
Capital Markets	—	2,796,159	—	2,796,159
Chemicals	—	4,139,635	—	4,139,635
Commercial Banks	—	11,256,533	—	11,256,533
Commercial Services & Supplies	—	10,813,561	—	10,813,561
Communications Equipment	—	580,331	—	580,331
Computers & Peripherals	—	2,327,679	—	2,327,679
Construction & Engineering	—	5,712,298	—	5,712,298

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

VALUATION SUMMARY (continued): (N)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
Construction Materials	$—	$371,280	$—	$371,280
Consumer Finance	—	7,269,200	—	7,269,200
Containers & Packaging	—	5,404,040	—	5,404,040
Diversified Consumer Services	—	1,296,300	—	1,296,300
Diversified Financial Services	—	9,037,813	0	9,037,813
Diversified Telecommunication Services	—	32,539,432	—	32,539,432
Electric Utilities	—	6,747,458	13	6,747,471
Electronic Equipment & Instruments	—	1,495,076	—	1,495,076
Energy Equipment & Services	—	12,935,326	—	12,935,326
Food & Staples Retailing	—	1,760,448	—	1,760,448
Food Products	—	3,757,709	—	3,757,709
Gas Utilities	—	433,458	—	433,458
Health Care Equipment & Supplies	—	7,457,527	—	7,457,527
Health Care Providers & Services	—	21,368,517	—	21,368,517
Hotels, Restaurants & Leisure	—	16,773,481	—	16,773,481
Household Durables	—	13,028,381	0	13,028,381
Household Products	—	6,121,033	—	6,121,033
Independent Power Producers & Energy Traders	—	9,373,669	—	9,373,669
Insurance	—	3,045,120	—	3,045,120
IT Services	—	4,235,518	—	4,235,518
Media	—	28,351,790	—	28,351,790
Metals & Mining	—	1,160,500	—	1,160,500
Multiline Retail	—	217,564	—	217,564
Oil, Gas & Consumable Fuels	—	14,458,809	—	14,458,809
Paper & Forest Products	—	2,754,510	—	2,754,510
Personal Products	—	1,954,470	—	1,954,470
Pharmaceuticals	—	3,526,105	—	3,526,105
Real Estate Investment Trusts	—	1,811,651	—	1,811,651
Real Estate Management & Development	—	2,325,055	—	2,325,055
Road & Rail	—	4,642,691	—	4,642,691
Semiconductors & Semiconductor Equipment	—	2,477,225	—	2,477,225
Software	—	6,457,933	—	6,457,933
Specialty Retail	—	2,416,251	—	2,416,251
Textiles, Apparel & Luxury Goods	—	2,139,953	—	2,139,953
Transportation Infrastructure	—	1,192,625	—	1,192,625
Wireless Telecommunication Services	—	8,073,210	—	8,073,210
Convertible Bond	—	1,120,000	—	1,120,000
Loan Assignments
Energy Equipment & Services	—	1,421,557	—	1,421,557
Food Products	—	995,500	—	995,500
Hotels, Restaurants & Leisure	—	1,756,234	—	1,756,234
Machinery	—	329,725	—	329,725
Media	—	279,650	—	279,650
Multiline Retail	—	—	696,503	696,503
Paper & Forest Products	—	534,250	—	534,250
Professional Services	—	931,938	—	931,938
Software	—	1,094,500	—	1,094,500
Preferred Stocks	6,949,966	—	—	6,949,966
Common Stocks	146,961	—	—	146,961
Warrants	9,694	—	—	9,694
Securities Lending Collateral	59,295,504	—	—	59,295,504
Repurchase Agreement	—	18,113,120	—	18,113,120
Total Investment Securities	$66,402,125	$342,011,726	$696,516	$409,110,367

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

VALUATION SUMMARY (continued): (N)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2013	Purchases (O)	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at June 30, 2014 (P)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2014
Corporate Debt Securities	$13	$—	$—	$—	$—	$—	$—	$—	$13	$—
Loan Assignments	—	696,503	—	—	—	—	—	—	696,503	—
Total	$13	$696,503	$—	$—	$—	$—	$—	$—	$696,516	$—

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of June 30, 2014.
(B)	The security has a perpetual maturity. The date shown is the next call date.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $58,083,967. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $696,516, or 0.20% of the portfolio’s net assets.
(F)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(G)	Illiquid. Total aggregate fair value of illiquid securities is $13, or less than 0.01% of the portfolio’s net assets.
(H)	In default.
(I)	All or a portion of this security represents unsettled loan commitments at June 30, 2014 where the rate will be determined at time of settlement.
(J)	Percentage rounds to less than 0.1%.
(K)	Non-income producing security.
(L)	Rate shown reflects the yield at June 30, 2014.
(M)	Aggregate cost for federal income tax purposes is $394,772,339. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $17,342,381 and $3,004,353, respectively. Net unrealized appreciation for tax purposes is $14,338,028.
(N)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(O)	Purchases include all purchases of securities and securities received in corporate actions.
(P)	Level 3 securities were not considered significant to the portfolio.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities aggregated $104,209,921, or 29.75% of the portfolio’s net assets.
DIP	Debtor-in-possession financing
MTN	Medium Term Note

CURRENCY ABBREVIATIONS:

USD	United States Dollar

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon High Yield Bond VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014 (unaudited)

Assets:
Investment securities, at value (cost: $376,659,219) (including securities loaned of $58,083,967)	$390,997,247
Repurchase agreement, at value (cost: $18,113,120)	18,113,120
Cash	47,781
Receivables:
Shares sold	199,444
Investment securities sold	891,450
Interest	4,965,243
Dividends	15,010
Securities lending income (net)	13,337
Prepaid expenses	4,072

Total assets	415,246,704

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	67,270
Investment securities purchased	3,365,953
When-issued securities purchased	1,991,250
Management and advisory fees	162,775
Distribution and service fees	38,840
Administration fees	7,399
Transfer agent fees	790
Trustees fees	308
Audit and tax fees	8,862
Custody fees	495
Legal fees	4,028
Printing and shareholder reports fees	25,404
Other	1,726
Collateral for securities on loan	59,295,504

Total liabilities	64,970,604

Net assets	$350,276,100

Net assets consist of:
Capital stock ($0.01 par value)	$402,668
Additional paid-in capital	331,036,809
Undistributed (distributions in excess of) net investment income (loss)	26,336,385
Undistributed (accumulated) net realized gain (loss)	(21,837,790)
Net unrealized appreciation (depreciation) on:
Investment securities	14,338,028

Net assets	$350,276,100

Net assets by class:
Initial Class	$165,377,334
Service Class	184,898,766

Shares outstanding:
Initial Class	19,117,685
Service Class	21,149,087

Net asset value and offering price per share:
Initial Class	$8.65
Service Class	8.74

STATEMENT OF OPERATIONS

For the period ended June 30, 2014 (unaudited)

Investment Income:
Dividend income	$251,331
Interest income (net of withholding taxes on foreign interest of $136)	10,084,975
Securities lending income (net)	72,661

Total investment income	10,408,967

Expenses:
Management and advisory	1,007,927
Distribution and service:
Service Class	213,597
Administration	41,399
Transfer agent	2,487
Trustees	5,789
Audit and tax	9,773
Custody	42,594
Legal	6,049
Printing and shareholder reports	21,774
Other	11,868

Total expenses	1,363,257

Net investment income (loss)	9,045,710

Net realized gain (loss) on transactions from:
Investment securities	2,632,109

Net realized gain (loss)	2,632,109

Net change in unrealized appreciation (depreciation) on:
Investment securities	5,743,004

Net change in unrealized appreciation (depreciation)	5,743,004

Net realized and change in unrealized gain (loss)	8,375,113

Net increase (decrease) in net assets resulting from operations	$17,420,823

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon High Yield Bond VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$9,045,710	$17,282,592
Net realized gain (loss)	2,632,109	6,634,408
Net change in unrealized appreciation (depreciation)	5,743,004	(5,392,459)
Net increase (decrease) in net assets resulting from operations	17,420,823	18,524,541

Distributions to shareholders:
Net investment income:
Initial Class	–	(9,211,449)
Service Class	–	(7,187,936)
Total distributions from net investment income	–	(16,399,385)
Total distributions to shareholders	–	(16,399,385)

Capital share transactions:
Proceeds from shares sold:
Initial Class	9,778,074	36,010,594
Service Class	23,304,799	101,160,209
	33,082,873	137,170,803
Dividends and distributions reinvested:
Initial Class	–	9,211,449
Service Class	–	7,187,936
	–	16,399,385
Cost of shares redeemed:
Initial Class	(10,888,574)	(69,069,514)
Service Class	(8,008,968)	(58,958,078)
	(18,897,542)	(128,027,592)
Net increase (decrease) in net assets resulting from capital share transactions	14,185,331	25,542,596
Net increase (decrease) in net assets	31,606,154	27,667,752

Net assets:
Beginning of period/year	318,669,946	291,002,194
End of period/year	$350,276,100	$318,669,946
Undistributed (distributions in excess of) net investment income (loss)	$26,336,385	$17,290,675

Share activity:
Shares issued:
Initial Class	1,155,205	4,323,794
Service Class	2,727,422	12,114,534
	3,882,627	16,438,328
Shares issued-reinvested from dividends and distributions:
Initial Class	–	1,171,940
Service Class	–	903,007
	–	2,074,947
Shares redeemed:
Initial Class	(1,288,654)	(8,288,457)
Service Class	(941,774)	(6,976,354)
	(2,230,428)	(15,264,811)
Net increase (decrease) in shares outstanding:
Initial Class	(133,449)	(2,792,723)
Service Class	1,785,648	6,041,187
	1,652,199	3,248,464

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon High Yield Bond VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$8.20		$8.19	$7.41	$7.67	$7.95	$5.87
Investment operations
Net investment income (loss) (A)	0.23		0.50	0.53	0.55	0.59	0.66
Net realized and unrealized gain (loss)	0.22		0.02	0.73	(0.21)	0.33	2.04
Total investment operations	0.45		0.52	1.26	0.34	0.92	2.70
Distributions
Net investment income	—		(0.51)	(0.48)	(0.60)	(1.20)	(0.62)
Total distributions	—		(0.51)	(0.48)	(0.60)	(1.20)	(0.62)
Net asset value
End of period/year	$8.65		$8.20	$8.19	$7.41	$7.67	$7.95
Total return (B)	5.49	%(C)	6.60%	17.37%	4.77%	12.58%	47.05%
Net assets end of period/year (000’s)	$165,377		$157,929	$180,574	$150,132	$164,509	$187,509
Ratio and supplemental data
Expenses to average net assets	0.69	%(D)	0.72%	0.74%	0.72%	0.73%	0.80%
Net investment income (loss) to average net assets	5.59	%(D)	5.98%	6.62%	7.12%	7.50%	9.38%
Portfolio turnover rate	22	%(C)	56%	68%	88%	140%	85%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Service Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$8.30		$8.29	$7.50	$7.76	$8.04	$5.94
Investment operations
Net investment income (loss) (A)	0.23		0.48	0.51	0.54	0.57	0.64
Net realized and unrealized gain (loss)	0.21		0.02	0.75	(0.22)	0.34	2.07
Total investment operations	0.44		0.50	1.26	0.32	0.91	2.71
Distributions
Net investment income	—		(0.49)	(0.47)	(0.58)	(1.19)	(0.61)
Total distributions	—		(0.49)	(0.47)	(0.58)	(1.19)	(0.61)
Net asset value
End of period/year	$8.74		$8.30	$8.29	$7.50	$7.76	$8.04
Total return (B)	5.30	%(C)	6.33%	17.10%	4.54%	12.31%	46.67%
Net assets end of period/year (000’s)	$184,899		$160,741	$110,428	$66,122	$48,221	$26,405
Ratio and supplemental data
Expenses to average net assets	0.94	%(D)	0.97%	0.99%	0.97%	0.98%	1.05%
Net investment income (loss) to average net assets	5.34	%(D)	5.72%	6.34%	6.89%	7.20%	8.75%
Portfolio turnover rate	22	%(C)	56%	68%	88%	140%	85%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon High Yield Bond VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio; from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unsecured loan participations at June 30, 2014.

When-Issued, forward delivery securities and delayed delivery settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Delayed delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. Government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses on the security.

Open trades, if any, are included in the When-issued securities purchased in the Statement of Assets and Liabilities.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from unrealized appreciation or depreciation on investments to interest receivable in the Statement of Assets and Liabilities.

The PIKs at June 30, 2014, if any, are listed in the Schedule of Investments.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2014, if any, are listed in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities for which significant unobservable inputs (Level 3), GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to the total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolio’s Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management, LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

Effective May 1, 2014
First $1.25 billion	0.550%
Over $1.25 billion to $2 billion	0.525%
Over $2 billion	0.500%

Prior to May 1, 2014
First $750 million	0.640%
Over $750 million	0.600%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.85%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$87,822,840
U.S. Government	—

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 4. (continued)

Proceeds from maturities and sales of securities:
Long-term	$68,957,500
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon High Yield Bond VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Aegon High Yield Bond VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 3- and 5-year periods and in line with the median for the past 1- and 10-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was above its benchmark for the past 3-year period and below its benchmark for the past 1-, 5- and 10-year periods. The Board also noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon High Yield Bond VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon High Yield Bond VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Money Market VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica Aegon Money Market VP
Initial Class	$1,000.00	$1,000.00	$1.14	$1,023.70	$1.15	0.23%
Service Class	1,000.00	1,000.00	1.14	1,023.70	1.15	0.23

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Commercial Paper	62.2%
Certificates of Deposit	21.2
Repurchase Agreements	8.5
Short-Term U.S. Government Agency Obligations	5.0
Corporate Debt Security	2.9
Other Assets and Liabilities - Net	0.2
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Money Market VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITY - 2.9%
Commercial Banks - 2.9%
Korea Development Bank, Series MTN
0.58%, 01/16/2015 - 144A (A)	$ 18,000,000	$ 18,000,000

Total Corporate Debt Security (cost $18,000,000)		18,000,000

CERTIFICATES OF DEPOSIT - 21.2%
Commercial Banks - 21.2%
Bank of Nova Scotia
0.21%, 06/12/2015 (B)	19,500,000	19,500,000
0.29%, 08/05/2014 (B)	4,000,000	4,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.10%, 07/03/2014 (B)	14,000,000	14,000,000
0.32%, 06/24/2015 (B)	15,125,000	15,126,484
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.37%, 07/11/2014 (B)	20,000,000	20,000,000
Credit Suisse
0.23%, 08/25/2014 (B)	13,000,000	13,000,000
Deutsche Bank AG
0.24%, 08/27/2014 (B)	15,000,000	15,000,000
Goldman Sachs & Co.
0.38%, 07/15/2014 (B) (C)	14,750,000	14,750,000
Korea Development Bank
0.34%, 01/02/2015 (B)	8,000,000	8,000,000
National Australia Bank, Ltd.
0.22%, 10/23/2014 (B)	7,250,000	7,250,013

Total Certificates of Deposit (cost $130,626,497)		130,626,497

COMMERCIAL PAPER - 62.2%
Commercial Banks - 32.5%
Barclays Bank PLC
0.48%, 10/02/2014 (B) (C)	13,750,000	13,750,000
Commonwealth Bank of Australia
0.22%, 11/24/2014 - 144A (B)	13,000,000	13,000,000
HSBC USA, Inc.
0.14%, 08/06/2014 (B)	5,000,000	4,999,300
0.24%, 08/28/2014 (B)	8,000,000	7,996,907
Mizuho Funding LLC
0.15%, 07/24/2014 - 144A (B)	1,800,000	1,799,828
0.23%, 10/22/2014 - 144A (B)	3,000,000	2,997,834
0.24%, 07/01/2014 - 10/22/2014 - 144A (B)	22,500,000	22,492,467
Nordea Bank AB
0.22%, 11/17/2014 - 144A (B)	10,000,000	9,991,506
PNC Bank NA
0.27%, 07/31/2014 (B)	9,000,000	8,997,975
0.30%, 12/03/2014 (B)	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB
0.25%, 09/23/2014 - 144A (B)	10,000,000	9,994,167
0.27%, 02/27/2015 - 144A (B)	10,000,000	9,981,925
Standard Chartered Bank
0.28%, 09/02/2014 - 144A (B)	7,000,000	6,996,570
0.37%, 05/13/2015 - 144A (B)	18,000,000	17,941,540
Sumitomo Mitsui Banking Corp.
0.15%, 07/02/2014 - 07/03/2014 - 144A (B)	5,520,000	5,519,965
0.21%, 07/02/2014 - 144A (B)	8,000,000	7,999,953
0.24%, 08/05/2014 - 144A (B)	14,000,000	13,996,733

	Principal	Value
Commercial Banks (continued)
US Bank
0.10%, 07/01/2014 (B)	$ 29,000,000	$ 29,000,000
Westpac Banking Corp.
0.23%, 01/02/2015 - 144A (B)	2,820,000	2,816,667
Consumer Finance - 2.2%
Toyota Motor Credit Corp.
0.21%, 01/26/2015 (B)	13,500,000	13,500,000
Diversified Financial Services - 21.1%
Alpine Securitization Corp.
0.14%, 07/01/2014 - 144A (B)	1,000,000	1,000,000
0.19%, 08/04/2014 - 144A (B)	6,000,000	5,998,923
BNP Paribas Finance, Inc.
0.09%, 07/10/2014 (B)	3,700,000	3,699,917
Cancara Asset Securitisation LLC
0.19%, 10/01/2014 - 144A (B)	15,000,000	14,992,717
Chariot Funding LLC
0.30%, 07/17/2014 - 144A (B)	6,500,000	6,499,133
Collateralized Commercial Paper II Co. LLC
0.08%, 03/05/2015 - 144A (B)	14,000,000	13,964,459
Gemini Securitization Corp. LLC
0.12%, 07/03/2014 - 144A (B)	10,000,000	9,999,933
0.25%, 08/07/2014 - 144A (B)	10,000,000	9,997,430
Gotham Funding Corp.
0.17%, 07/01/2014 - 144A (B)	15,000,000	15,000,000
ING US Funding LLC
0.20%, 07/03/2014 (B)	10,000,000	9,999,889
Jupiter Securitization Co. LLC
0.28%, 10/30/2014 - 144A (B)	11,500,000	11,489,177
0.30%, 07/28/2014 - 144A (B)	10,000,000	9,997,750
Kells Funding LLC
0.24%, 04/05/2015 - 144A (B)	12,250,000	12,250,000
Victory Receivables Corp.
0.16%, 07/02/2014 - 144A (B)	5,000,000	4,999,978
Electric Utilities - 5.4%
American Electric Power Co., Inc.
0.21%, 07/01/2014 - 144A (B)	3,000,000	3,000,000
Pacific Gas & Electric Co.
0.20%, 07/02/2014 - 144A (B)	3,000,000	2,999,983
Southern Co. Funding Corp.
0.16%, 07/29/2014 - 144A (B)	9,000,000	8,998,880
0.17%, 07/02/2014 - 144A (B)	7,000,000	6,999,967
0.18%, 07/10/2014 - 144A (B)	8,000,000	7,999,640
Westar Energy, Inc.
0.25%, 07/11/2014 - 144A (B)	3,000,000	2,999,792
Oil, Gas & Consumable Fuels - 1.0%
South Carolina Fuel Co.
0.20%, 07/07/2014 - 144A (B)	3,000,000	2,999,900
Spectra Energy Partners, LP
0.24%, 07/08/2014 - 144A (B)	3,000,000	2,999,860

Total Commercial Paper (cost $382,660,665)		382,660,665

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.0%
U.S. Government Agency Obligation - 5.0%
Freddie Mac
0.07%, 07/29/2014 - 08/06/2014 (B)	30,700,000	30,698,310

Total Short-Term U.S. Government Agency Obligations (cost $30,698,310)		30,698,310

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Money Market VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS - 8.5%

Barclays Capital, Inc. 0.08% (B), dated 06/30/2014, to be repurchased at $2,400,005 on 07/01/2014. Collateralized by U.S. Government Agency Obligations, 5.25% - 6.50%, due 06/20/2040 - 07/20/2041, and with a total value of $2,448,000.

	$ 2,400,000	$ 2,400,000
Goldman Sachs & Co. 0.10% (B), dated 06/30/2014, to be repurchased at $50,000,139 on 07/01/2014. Collateralized by U.S. Government Agency Obligations, 3.50% - 5.50%, due 03/15/2041 - 06/20/2044, and with a total value of $51,000,000.	50,000,000	50,000,000
State Street Bank & Trust Co. 0.01% (B), dated 06/30/2014, to be repurchased at $189,236 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 02/15/2041, and with a value of $197,027.	189,236	189,236

Total Repurchase Agreements (cost $52,589,236)		52,589,236

Total Investment Securities (cost $614,574,708) (D)		614,574,708
Other Assets and Liabilities - Net - 0.2%		1,288,657

Net Assets - 100.0%		$ 615,863,365

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Corporate Debt Security	$—	$18,000,000	$—	$18,000,000
Certificates of Deposit	—	130,626,497	—	130,626,497
Commercial Paper	—	382,660,665	—	382,660,665
Short-Term U.S. Government Agency Obligations	—	30,698,310	—	30,698,310
Repurchase Agreements	—	52,589,236	—	52,589,236
Total Investment Securities	$—	$614,574,708	$—	$614,574,708

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of June 30, 2014.
(B)	Rate shown reflects the yield at June 30, 2014.
(C)	Illiquid. Total aggregate fair value of illiquid securities is $28,500,000, or 4.63% of the portfolio’s net assets.
(D)	Aggregate cost for federal income tax purposes is $614,574,708.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities aggregated $298,716,677, or 48.50% of the portfolio’s net assets.
MTN	Medium Term Note

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Money Market VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment securities, at value (cost: $561,985,472)	$561,985,472
Repurchase agreement, at value (cost: $52,589,236)	52,589,236
Receivables:
Shares sold	1,477,446
Interest	159,889
Money market waiver due from adviser	80,246
Transfer agent	1
Prepaid expenses	10,379

Total assets	616,302,669

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	207,316
Management and advisory fees	78,962
Distribution and service fees	80,488
Administration fees	13,090
Transfer agent fees	1,999
Trustees fees	583
Audit and tax fees	8,295
Custody fees	2,283
Legal fees	10,399
Printing and shareholder reports fees	32,081
Other	3,808

Total liabilities	439,304

Net assets	$615,863,365

Net assets consist of:
Capital stock ($0.01 par value)	$6,158,634
Additional paid-in capital	609,703,914
Undistributed (distributions in excess of) net investment income (loss)	817

Net assets	$615,863,365

Net assets by class:
Initial Class	$236,511,198
Service Class	379,352,167

Shares outstanding:
Initial Class	236,511,611
Service Class	379,351,756

Net asset value and offering price per share:
Initial Class	$1.00
Service Class	1.00

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Interest income	$710,287

Total investment income	710,287

Expenses:
Management and advisory	1,073,328
Distribution and service:
Service Class	458,413
Administration	76,666
Transfer agent	4,967
Trustees	10,741
Audit and tax	9,967
Custody	54,220
Legal	13,090
Printing and shareholder reports	27,178
Other	24,466

Total expenses	1,753,036

Portfolio expenses (waived/reimbursed) recaptured	(600,007)
Class expenses (waived/reimbursed) recaptured:
Service Class	(458,410)

Total expenses (waived/reimbursed) recaptured	(1,058,417)

Net expenses	694,619

Net investment income (loss)	15,668

Net increase (decrease) in net assets resulting from operations	$15,668

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Money Market VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$15,668	$32,612
Net increase (decrease) in net assets resulting from operations	15,668	32,612

Distributions to shareholders:
Net investment income:
Initial Class	(6,297)	(13,590)
Service Class	(9,371)	(19,022)
Total distributions from net investment income	(15,668)	(32,612)
Total distributions to shareholders	(15,668)	(32,612)

Capital share transactions:
Proceeds from shares sold:
Initial Class	36,240,354	124,024,143
Service Class	117,553,507	506,266,198
	153,793,861	630,290,341
Dividends and distributions reinvested:
Initial Class	6,297	13,590
Service Class	9,371	19,022
	15,668	32,612
Cost of shares redeemed:
Initial Class	(56,590,774)	(149,094,297)
Service Class	(114,832,920)	(455,056,905)
	(171,423,694)	(604,151,202)
Net increase (decrease) in net assets resulting from capital share transactions	(17,614,165)	26,171,751
Net increase (decrease) in net assets	(17,614,165)	26,171,751

Net assets:
Beginning of period/year	633,477,530	607,305,779
End of period/year	$615,863,365	$633,477,530
Undistributed (distributions in excess of) net investment income (loss)	$817	$817

Share activity:
Shares issued:
Initial Class	36,240,354	124,024,143
Service Class	117,553,507	506,266,198
	153,793,861	630,290,341
Shares issued-reinvested from dividends and distributions:
Initial Class	6,297	13,590
Service Class	9,371	19,022
	15,668	32,612
Shares redeemed:
Initial Class	(56,590,774)	(149,094,297)
Service Class	(114,832,920)	(455,056,905)
	(171,423,694)	(604,151,202)
Net increase (decrease) in shares outstanding:
Initial Class	(20,344,123)	(25,056,564)
Service Class	2,729,958	51,228,315
	(17,614,165)	26,171,751

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Money Market VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/ year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013		December 31, 2012		December 31, 2011		December 31, 2010		December 31, 2009
Net asset value
Beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Investment operations
Net investment income (loss) (A)	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)
Total investment operations	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)
Distributions
Net investment income	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)
Total distributions	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)
Net asset value
End of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (C)	—	%(D) (E)	—	%(D)	—	%(D)	—	%(D)	—	%(D)	0.13%
Net assets end of period/year (000’s)	$236,511		$256,856		$281,912		$356,818		$393,768		$493,531
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.23	%(F) (G)	0.26	%(F)	0.30	%(F)	0.21	%(F)	0.23	%(F)	0.36	%(F) (H)
Before (waiver/reimbursement) recapture	0.42	%(G)	0.42%		0.42%		0.43%		0.40%		0.43	%(H)
Net investment income (loss) to average net assets	0.01	%(G)	0.01%		0.01%		—	%(D)	0.01%		0.15%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Rounds to less than 0.01% or (0.01)%.
(E)	Not annualized.
(F)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. Refer to the notes to the financial statements for details.
(G)	Annualized.
(H)	Ratio is inclusive of Treasury expense. The impact of this expense was 0.03%.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Money Market VP

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/ year	Service Class
	June 30, 2014 (unaudited)		December 31, 2013		December 31, 2012		December 31, 2011		December 31, 2010		December 31, 2009
Net asset value
Beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Investment operations
Net investment income (loss) (A)	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)
Total investment operations	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)
Distributions
Net investment income	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)
Total distributions	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)
Net asset value
End of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (C)	—	%(D) (E)	—	%(D)	—	%(D)	—	%(D)	—	%(D)	0.04%
Net assets end of period/year (000’s)	$379,352		$376,622		$325,394		$339,865		$247,082		$250,760
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.23	%(F) (G)	0.25	%(F)	0.30	%(F)	0.21	%(F)	0.23	%(F)	0.46	%(F) (H)
Before (waiver/reimbursement) recapture	0.67	%(G)	0.67%		0.67%		0.68%		0.65%		0.68	%(H)
Net investment income (loss) to average net assets	0.01	%(G)	0.01%		0.01%		—	%(D)	0.01%		0.04%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Rounds to less than 0.01% or (0.01)%.
(E)	Not annualized.
(F)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. Refer to the notes to the financial statements for details.
(G)	Annualized.
(H)	Ratio is inclusive of Treasury expense. The impact of this expense was 0.02%.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Money Market VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon Money Market VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2014, if any, are listed in the Schedule of Investments.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2014.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees.

These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management, LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.350% of ANA

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.57%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

In addition to the advisory fee waiver for Transamerica Aegon Money Market VP, TAM or any of its affiliates waive fees or reimburse expenses of one or more classes of Transamerica Aegon Money Market VP in order to avoid a negative yield. At any point in which Transamerica Money Market, or any classes thereof, achieves a positive yield, the expenses previously waived or reimbursed within the succeeding 36 months pursuant to this paragraph may be reimbursed to TAM, to the extent that such reimbursement does not cause classes of Transamerica Aegon Money Market VP to experience a negative yield. Waived expenses related to the maintenance of the yield are included in the Statement of Operations, within the Class expenses (waived/reimbursed) recaptured. For the period ended June 30, 2014 and year ended December 31, 2013, the amounts waived were as follows:

Portfolio/Class	2014 Amount Waived	2014 Amount Waived (Basis Points)		2013 Amount Waived	2013 Amount Waived (Basis Points)
Portfolio Level	$600,007	20	(A)	$1,039,793	16
Service Class	458,410	25	(A)	931,058	25

(A)	Annualized.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 5. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 6. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Money Market VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Aegon Money Market VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds, as prepared by Lipper for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 10-year period and in line with the median for the past 1-, 3- and 5-year periods. The Board noted TAM’s observations that the yields of money market funds have been below average due to a low interest rate environment and that relative performance in the tightly-constrained money market universe is largely a function of expenses. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward. The Board also noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Money Market VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon Money Market VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon U.S. Government Securities VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio
Transamerica Aegon U.S. Government Securities VP
Initial Class	$1,000.00	$1,029.20	$3.17	$1,021.70	$3.16	0.63%
Service Class	1,000.00	1,028.60	4.43	1,020.40	4.41	0.88

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
U.S. Government Obligations	37.7%
U.S. Government Agency Obligations	26.1
Corporate Debt Securities	13.8
Asset-Backed Securities	12.8
Securities Lending Collateral	8.2
Repurchase Agreement	4.3
Municipal Government Obligations	3.1
Mortgage-Backed Securities	0.6
Preferred Corporate Debt Security	0.6
Other Assets and Liabilities - Net ^	(7.2)
Total	100.0%

^	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 37.7%
U.S. Treasury Bond
2.75%, 11/15/2042	$ 12,800,000	$ 11,425,997
3.38%, 05/15/2044	9,000,000	9,060,471
3.50%, 02/15/2039	9,000,000	9,390,942
6.13%, 08/15/2029 (A)	3,000,000	4,187,343
U.S. Treasury Inflation Indexed Note
0.38%, 07/15/2023	9,167,400	9,345,018
U.S. Treasury Note
0.13%, 04/30/2015	3,000,000	3,000,585
0.25%, 05/15/2015 (A)	3,000,000	3,003,750
0.25%, 12/31/2015	5,255,000	5,255,410
0.38%, 11/15/2015	4,000,000	4,009,064
0.50%, 07/31/2017	30,000,000	29,603,910
0.88%, 02/28/2017	10,000,000	10,036,720
1.00%, 09/30/2016 (A)	9,000,000	9,087,192
1.38%, 09/30/2018	3,100,000	3,096,125
1.50%, 12/31/2018 - 02/28/2019	10,835,000	10,836,277
1.50%, 05/31/2019 (A)	7,000,000	6,965,000
2.00%, 09/30/2020	3,700,000	3,706,938
2.25%, 03/31/2021	2,000,000	2,021,562
2.75%, 02/15/2024 (A)	4,000,000	4,090,936

Total U.S. Government Obligations (cost $138,070,874)		138,123,240

U.S. GOVERNMENT AGENCY OBLIGATIONS - 26.1%
Fannie Mae
1.98%, 06/25/2021	1,644,986	1,670,141
3.22%, 02/01/2015	11,124,796	11,172,819
Freddie Mac
6.25%, 07/15/2032 (A)	5,000,000	6,895,715
Freddie Mac REMIC
4.00%, 08/15/2028 - 02/15/2029	3,530,959	3,708,455
5.00%, 07/15/2018	908,233	928,347
Ginnie Mae
4.00%, 08/20/2037	1,739,311	1,788,758
4.58%, 06/20/2062	10,026,704	11,024,181
4.60%, 10/20/2061	9,706,421	10,589,240
4.65%, 08/20/2061	9,880,500	10,799,900
4.66%, 09/20/2061 - 10/20/2061	17,585,500	19,183,057
4.70%, 07/20/2061 - 12/20/2061	16,211,897	17,718,940
Overseas Private Investment Corp.
5.14%, 12/15/2023	34,443	38,490

Total U.S. Government Agency Obligations (cost $95,102,709)		95,518,043

MORTGAGE-BACKED SECURITIES - 0.6%
BCAP LLC Trust Series 2009-RR6, Class 2A1 2.72%, 08/26/2035 - 144A (B)	1,540,154	1,430,599
Citigroup Mortgage Loan Trust Series 2010-10, Class 4A1 4.00%, 01/25/2036 - 144A	825,745	847,275

Total Mortgage-Backed Securities (cost $2,313,732)		2,277,874

ASSET-BACKED SECURITIES - 12.8%
Access to Loans for Learning Student Loan Corp. Series 2012-1, Class A 0.85%, 07/25/2036 (B)	8,017,505	8,062,492

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Educational Services of America, Inc. Series 2012-2, Class A 0.88%, 04/25/2039 - 144A (B)	$ 5,922,758	$ 5,923,753
EFS Volunteer No. 3 LLC Series 2012-1, Class A1 0.75%, 10/25/2021 - 144A (B)	3,794,637	3,803,824
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.39%, 03/20/2036 (B)	5,003,000	4,953,035
Series 2007-1, Class A4
0.51%, 03/20/2036 (B)	2,938,000	2,885,134
SLM Student Loan Trust Series 2012-7, Class A1 0.31%, 02/27/2017 (B)	6,437,292	6,434,871
South Carolina Student Loan Corp. Series 2010-1, Class A2 1.23%, 07/25/2025 (B)	9,857,137	9,970,592
U.S. Small Business Administration Series 2012-10B, Class 1 2.25%, 09/10/2022	4,964,164	4,859,035

Total Asset-Backed Securities (cost $45,813,323)		46,892,736

MUNICIPAL GOVERNMENT OBLIGATIONS - 3.1%
North Texas Higher Education Authority, Inc. (Revenue Bonds) Series 2012-1, Class A 1.15%, 12/01/2034 (B)	7,277,763	7,261,389
Vermont Student Assistance Corp. (Certificate of Obligation) Series 2012-1, Class A 0.90%, 07/28/2034 (B)	4,035,647	4,021,118

Total Municipal Government Obligations (cost $11,295,070)		11,282,507

PREFERRED CORPORATE DEBT SECURITY - 0.6%
Insurance - 0.6%
ZFS Finance USA Trust II 6.45%, 12/15/2065 - 144A (B)	2,100,000	2,262,750

Total Preferred Corporate Debt Security (cost $1,888,995)		2,262,750

CORPORATE DEBT SECURITIES - 13.8%
Aerospace & Defense - 0.4%
Exelis, Inc. 5.55%, 10/01/2021	1,385,000	1,488,476
Airlines - 0.2%
AirTran Airways Pass-Through Trust 10.41%, 04/01/2017 - 144A	445,698	534,838
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc. 9.75%, 11/17/2015 (A)	BRL 5,000,000	2,262,955
Building Products - 0.4%
Owens Corning 4.20%, 12/15/2022	$ 1,500,000	1,540,259
Capital Markets - 0.4%
Morgan Stanley 3.75%, 02/25/2023 (A)	1,500,000	1,525,919

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Commercial Banks - 2.4%
Barclays Bank PLC 10.18%, 06/12/2021 - 144A	$ 1,440,000	$ 1,991,822
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 11.00%, 06/30/2019 - 144A (B) (C)	1,400,000	1,879,766
ING Bank NV 5.80%, 09/25/2023 - 144A (A)	1,500,000	1,689,750
JPMorgan Chase & Co. 5.15%, 05/01/2023 (B) (C)	1,700,000	1,629,875
Societe Generale SA 5.75%, 04/20/2016 - 144A	1,323,000	1,419,504
Consumer Finance - 0.6%
Discover Financial Services 3.85%, 11/21/2022	2,300,000	2,341,708
Diversified Financial Services - 3.7%
Ford Motor Credit Co. LLC 4.25%, 09/20/2022 (A)	1,410,000	1,503,954
Portmarnock Leasing LLC 1.74%, 10/22/2024	2,657,518	2,571,036
Private Export Funding Corp.
3.05%, 10/15/2014	2,038,000	2,054,889
4.55%, 05/15/2015	7,000,000	7,263,060
Diversified Telecommunication Services - 1.1%
CenturyLink, Inc. 5.80%, 03/15/2022 (A)	1,170,000	1,218,262
Unison Ground Lease Funding LLC 6.39%, 04/15/2040 - 144A	1,750,000	1,873,753
Verizon Communications, Inc. 4.50%, 09/15/2020 (A)	875,000	962,493
Insurance - 1.6%
Fidelity National Financial, Inc. 5.50%, 09/01/2022	1,750,000	1,910,008
Nippon Life Insurance Co. 5.00%, 10/18/2042 - 144A (B)	1,025,000	1,101,875
Stone Street Trust 5.90%, 12/15/2015 - 144A	2,500,000	2,662,610
Media - 0.9%
Clear Channel Worldwide Holdings, Inc. 7.63%, 03/15/2020	1,675,000	1,806,906
Nara Cable Funding, Ltd. 8.88%, 12/01/2018 - 144A	1,550,000	1,654,625

	Principal	Value
Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer Partners, LP 7.60%, 02/01/2024 (A)	$ 1,000,000	$ 1,254,378
Road & Rail - 0.6%
Aviation Capital Group Corp. 7.13%, 10/15/2020 - 144A	2,000,000	2,304,638
Wireless Telecommunication Services - 0.6%
WCP Wireless Site Funding / WCP Wireless Site RE Funding 4.14%, 11/15/2040 - 144A	2,209,260	2,265,404

Total Corporate Debt Securities (cost $48,541,200)		50,712,763

	Shares	Value
SECURITIES LENDING COLLATERAL - 8.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (D)	30,108,071	30,108,071

Total Securities Lending Collateral (cost $30,108,071)		30,108,071

	Principal	Value
REPURCHASE AGREEMENT - 4.3%
State Street Bank & Trust Co. 0.01% (D), dated 06/30/2014, to be repurchased at $15,622,759 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/01/2033, and with a value of $15,935,754.	$ 15,622,755	15,622,755

Total Repurchase Agreement (cost $15,622,755)		15,622,755

Total Investment Securities (cost $388,756,729) (E)		392,800,739
Other Assets and Liabilities - Net - (7.2)%		(26,484,736)

Net Assets - 100.0%		$ 366,316,003

FUTURES CONTRACTS: (F)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	Long	100	09/30/2014	$(9,551)
5-Year U.S. Treasury Note	Long	100	09/30/2014	(5,769)

				$(15,320)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$138,123,240	$—	$138,123,240
U.S. Government Agency Obligations	—	95,518,043	—	95,518,043
Mortgage-Backed Securities	—	2,277,874	—	2,277,874
Asset-Backed Securities	—	46,892,736	—	46,892,736
Municipal Government Obligations	—	11,282,507	—	11,282,507
Preferred Corporate Debt Security	—	2,262,750	—	2,262,750
Corporate Debt Securities	—	50,712,763	—	50,712,763
Securities Lending Collateral	30,108,071	—	—	30,108,071
Repurchase Agreement	—	15,622,755	—	15,622,755
Total Investment Securities	$30,108,071	$362,692,668	$—	$392,800,739

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
LIABILITIES
Derivative Financial Instruments
Futures Contracts (H)	$(15,320)	$—	$—	$(15,320)
Total Derivative Financial Instruments	$(15,320)	$—	$—	$(15,320)
NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $29,508,926. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of June 30, 2014.
(C)	The security has a perpetual maturity. The date shown is the next call date.
(D)	Rate shown reflects the yield at June 30, 2014.
(E)	Aggregate cost for federal income tax purposes is $388,756,729. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $6,573,065 and $2,529,055, respectively. Net unrealized appreciation for tax purposes is $4,044,010.
(F)	Cash in the amount of $117,500 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(H)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities aggregated $33,646,786, or 9.19% of the portfolio’s net assets.
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

CURRENCY ABBREVIATION:

BRL	Brazilian Real

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon U.S. Government Securities VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment securities, at value (cost: $373,133,974) (including securities loaned of $29,508,926)	$377,177,984
Repurchase agreement, at value (cost: $15,622,755)	15,622,755
Cash on deposit with broker	117,500
Receivables:
Shares sold	874,433
Interest	1,465,254
Securities lending income (net)	4,938
Variation margin receivable on derivative financial instruments	1,833,073
Prepaid expenses	10,573

Total assets	397,106,510

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	351,608
Management and advisory fees	171,868
Distribution and service fees	54,005
Administration fees	7,757
Transfer agent fees	2,424
Trustees fees	402
Audit and tax fees	9,388
Custody fees	10,502
Legal fees	13,567
Printing and shareholder reports fees	55,414
Other	5,501
Collateral for securities on loan	30,108,071

Total liabilities	30,790,507

Net assets	$366,316,003

Net assets consist of:
Capital stock ($0.01 par value)	$284,817
Additional paid-in capital	337,708,993
Undistributed (distributions in excess of) net investment income (loss)	16,857,437
Undistributed (accumulated) net realized gain (loss)	7,435,806
Net unrealized appreciation (depreciation) on:
Investment securities	4,044,010
Futures contracts	(15,320)
Translation of assets and liabilities denominated in foreign currencies	260

Net assets	$366,316,003

Net assets by class:
Initial Class	$110,608,018
Service Class	255,707,985

Shares outstanding:
Initial Class	8,714,807
Service Class	19,766,937

Net asset value and offering price per share:
Initial Class	$12.69
Service Class	12.94

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Interest income	$4,867,404
Securities lending income (net)	20,216

Total investment income	4,887,620

Expenses:
Management and advisory	1,082,599
Distribution and service:
Service Class	328,274
Administration	49,209
Transfer agent	4,098
Trustees	7,177
Audit and tax	10,418
Custody	36,783
Legal	12,948
Printing and shareholder reports	34,570
Other	22,209

Total expenses	1,588,285

Portfolio expenses (waived/reimbursed) recaptured	(19,942)

Net expenses	1,568,343

Net investment income (loss)	3,319,277

Net realized gain (loss) on transactions from:
Investment securities	1,116,000
Futures contracts	(44,934)
Foreign currency transactions	5,087

Net realized gain (loss)	1,076,153

Net change in unrealized appreciation (depreciation) on:
Investment securities	7,159,298
Futures contracts	195,930
Translation of assets and liabilities denominated in foreign currencies	566

Net change in unrealized appreciation (depreciation)	7,355,794

Net realized and change in unrealized gain (loss)	8,431,947

Net increase (decrease) in net assets resulting from operations	$11,751,224

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon U.S. Government Securities VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$3,319,277	$12,645,038
Net realized gain (loss)	1,076,153	7,270,659
Net change in unrealized appreciation (depreciation)	7,355,794	(40,700,278)
Net increase (decrease) in net assets resulting from operations	11,751,224	(20,784,581)

Distributions to shareholders:
Net investment income:
Initial Class	—	(7,780,960)
Service Class	—	(7,906,108)
Total distributions from net investment income	—	(15,687,068)
Net realized gains:
Initial Class	—	(7,280,988)
Service Class	—	(8,763,053)
Total distributions from net realized gains	—	(16,044,041)
Total distributions to shareholders	—	(31,731,109)

Capital share transactions:
Proceeds from shares sold:
Initial Class	8,531,154	14,187,227
Service Class	41,668,417	308,249,145
	50,199,571	322,436,372
Dividends and distributions reinvested:
Initial Class	—	15,061,948
Service Class	—	16,669,161
	—	31,731,109
Cost of shares redeemed:
Initial Class	(216,878,163)	(102,656,084)
Service Class	(81,177,795)	(617,616,755)
	(298,055,958)	(720,272,839)

Net increase (decrease) in net assets resulting from capital share transactions	(247,856,387)	(366,105,358)
Net increase (decrease) in net assets	(236,105,163)	(418,621,048)

Net assets:
Beginning of period/year	602,421,166	1,021,042,214
End of period/year	$366,316,003	$602,421,166
Undistributed (distributions in excess of) net investment income (loss)	$16,857,437	$13,538,160

Share activity:
Shares issued:
Initial Class	682,125	1,095,450
Service Class	3,256,054	23,274,529
	3,938,179	24,369,979
Shares issued-reinvested from dividends and distributions:
Initial Class	—	1,235,599
Service Class	—	1,338,889
	—	2,574,488
Shares redeemed:
Initial Class	(17,483,974)	(7,903,833)
Service Class	(6,362,084)	(46,984,763)
	(23,846,058)	(54,888,596)
Net increase (decrease) in shares outstanding:
Initial Class	(16,801,849)	(5,572,784)
Service Class	(3,106,030)	(22,371,345)
	(19,907,879)	(27,944,129)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon U.S. Government Securities VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$12.33		$13.23	$13.13	$12.75	$12.89	$12.64
Investment operations
Net investment income (loss) (A)	0.11		0.23	0.24	0.32	0.35	0.39
Net realized and unrealized gain (loss)	0.25		(0.53)	0.42	0.65	0.22	0.17
Total investment operations	0.36		(0.30)	0.66	0.97	0.57	0.56
Distributions
Net investment income	—		(0.31)	(0.23)	(0.37)	(0.41)	(0.31)
Net realized gains	—		(0.29)	(0.33)	(0.22)	(0.30)	—
Total distributions	—		(0.60)	(0.56)	(0.59)	(0.71)	(0.31)
Net asset value
End of period/year	$12.69		$12.33	$13.23	$13.13	$12.75	$12.89
Total return (B)	2.92	%(C)	(2.23)%	5.06%	7.69%	4.40%	4.47%
Net assets end of period/year (000’s)	$110,608		$314,640	$411,429	$331,980	$190,139	$202,820
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.63	%(D)	0.62%	0.61%	0.62%	0.61%	0.61%
Before (waiver/reimbursement) recapture	0.64	%(D)	0.62%	0.61%	0.62%	0.61%	0.61%
Net investment income (loss) to average net assets	1.83	%(D)	1.75%	1.76%	2.46%	2.69%	3.09%
Portfolio turnover rate	52	%(C)	38%	86%	184%	110%	157%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon U.S. Government Securities VP

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Service Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$12.58		$13.47	$13.37	$12.98	$13.10	$12.86
Investment operations
Net investment income (loss) (A)	0.10		0.20	0.20	0.28	0.32	0.37
Net realized and unrealized gain (loss)	0.26		(0.54)	0.43	0.66	0.23	0.16
Total investment operations	0.36		(0.34)	0.63	0.94	0.55	0.53
Distributions
Net investment income	—		(0.26)	(0.20)	(0.33)	(0.37)	(0.29)
Net realized gains	—		(0.29)	(0.33)	(0.22)	(0.30)	—
Total distributions	—		(0.55)	(0.53)	(0.55)	(0.67)	(0.29)
Net asset value
End of period/year	$12.94		$12.58	$13.47	$13.37	$12.98	$13.10
Total return (B)	2.86	%(C)	(2.49)%	4.79%	7.37%	4.22%	4.20%
Net assets end of period/year (000’s)	$255,708		$287,781	$609,613	$632,119	$407,799	$468,117
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.88	%(D)	0.87%	0.86%	0.87%	0.86%	0.86%
Before (waiver/reimbursement) recapture	0.89	%(D)	0.87%	0.86%	0.87%	0.86%	0.86%
Net investment income (loss) to average net assets	1.62	%(D)	1.48%	1.52%	2.17%	2.43%	2.84%
Portfolio turnover rate	52	%(C)	38%	86%	184%	110%	157%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon U.S. Government Securities VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2014, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Open balances, if any, are included in the payable or receivable for investments purchased or sold in the Statement of Assets and Liabilities.

Reverse repurchase agreements: The Portfolio may enter into reverse repurchase agreements in which the Portfolio sells portfolio securities and agree to repurchase them from the buyer at a specified date and price. The Portfolio may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Pursuant to the terms of the reverse repurchase agreements, the Portfolio’s custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolio are obligated to repurchase under the agreement may decline below the repurchase price.

The Portfolio’s average borrowings for the period ended June 30, 2014 were as follows:

Average daily borrowing	Number of days outstanding	Weighted average interest rate
$ 9,803,938	3	0.03%

The open reverse repurchase agreements at June 30, 2014, if any, are listed in the Schedule of Investments and are reflected as a liability in the Statement of Assets and Liabilities.

When-Issued, forward delivery securities and delayed delivery settlements: The Portfolios may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios engage in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolios engage in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the Portfolios are not entitled to any of the interest earned prior to settlement.

Delayed delivery transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Portfolios will segregate with its custodian either cash, U.S. Government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolios if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolios are delayed or prevented from completing the transaction. The Portfolios may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolios sell a security on a delayed delivery basis, the Portfolios do not participate in future gains and losses on the security.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Open trades, if any, are included in the When-issued securities purchased in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage passthroughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage passthroughs include TBA securities and mortgage passthrough certificates. Generally, TBA securities and mortgage passthroughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management, LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2014:

	Market Value	% of Net Assets
Transamerica International Moderate Growth VP	$76,388	0.02%
Transamerica Voya Balanced Allocation VP	97,427	0.02
Transamerica Voya Conservative Allocation VP	26,339	0.01
Total	$200,154	0.05%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.550% of ANA

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.63%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, the amount waived/reimbursed by TAM was $22,530. During the period ended June 30, 2014, the amount recaptured by TAM was $2,588.

The following amounts are available for recapture by TAM as of June 30, 2014:

Amount Available	Year Reimbursed
$19,942	2014

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$—
U.S. Government	201,782,064

Proceeds from maturities and sales of securities:
Long-term	144,567,209
U.S. Government	287,571,102

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at December 31, 2013	Ending number of positions at June 30, 2014	Average number of positions (A)
Futures contracts	2	2	2

(A)	Calculated based on positions held at each month end during the current period.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Total
Liability derivatives
Unrealized depreciation on futures contracts (A) (B)	$(15,320)	$(15,320)
Total gross amount of liabilities (C)	$(15,320)	$(15,320)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Includes cumulative appreciation (depreciation) on futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$(44,934)	$(44,934)
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on futures contracts	195,930	195,930
Total	$150,996	$150,996

The Portfolio’s derivatives are not subject to a master netting arrangement, or another similar arrangement.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 7. (continued)

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon U.S. Government Securities VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Aegon U.S. Government Securities VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was above its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward. The Board also noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon U.S. Government Securities VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Aegon U.S. Government Securities VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica AllianceBernstein Dynamic Allocation VP
Initial Class	$1,000.00	$1,041.60	$4.35	$1,020.50	$4.31	0.86%
Service Class	1,000.00	1,040.80	5.62	1,019.30	5.56	1.11

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	37.1%
U.S. Government Obligations	19.8
Repurchase Agreement	18.1
U.S. Government Agency Obligations	16.6
Corporate Debt Securities	11.2
Securities Lending Collateral	4.9
Investment Company	2.0
Foreign Government Obligations	0.7
Mortgage-Backed Securities	0.6
Convertible Preferred Stocks	0.1
Preferred Stocks	0.1
Convertible Bonds	0.1
Municipal Government Obligation	0.1
Preferred Corporate Debt Security	0.0	*
Right	0.0	*
Warrant	0.0	*
Other Assets and Liabilities - Net ^	(11.4)
Total	100.0%

*	Percentage rounds to less than 0.1%

^	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 19.8%
U.S. Treasury Bond
3.13%, 11/15/2041	$ 680,000	$ 658,962
3.63%, 08/15/2043	1,437,000	1,517,831
3.75%, 08/15/2041	945,000	1,026,506
4.38%, 05/15/2040	5,080,400	6,092,512
5.38%, 02/15/2031 (A)	1,949,500	2,559,633
U.S. Treasury Note
0.25%, 12/15/2014 - 07/31/2015	9,992,000	10,002,110
0.88%, 11/30/2016	3,352,000	3,372,689
1.00%, 09/30/2016 (A)	4,030,000	4,069,043
1.38%, 07/31/2018	2,530,000	2,533,162
1.50%, 08/31/2018	10,495,000	10,549,931
1.63%, 11/15/2022	1,580,000	1,493,223
1.75%, 07/31/2015	5,636,000	5,733,311
2.13%, 12/31/2015	7,229,600	7,431,241
2.63%, 11/15/2020	1,079,000	1,120,811
2.75%, 02/15/2019 - 02/15/2024	10,522,000	11,013,700
3.13%, 10/31/2016	3,775,000	3,997,076
3.50%, 05/15/2020	3,056,500	3,341,852
3.63%, 02/15/2021	1,200,000	1,320,750

Total U.S. Government Obligations (cost $76,134,776)		77,834,343

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.6%
Fannie Mae
1.25%, 01/30/2017	740,000	749,257
3.00%, 05/01/2027 - 09/01/2043	5,799,982	5,767,297
3.50%, 11/01/2025 - 01/01/2026	528,770	561,120
4.00%, 03/01/2024 - 09/01/2025	384,506	411,675
4.50%, 01/01/2040 - 08/01/2040	1,579,082	1,711,206
5.00%, 03/01/2023 - 08/01/2040	1,277,543	1,419,259
5.38%, 06/12/2017	4,680,000	5,286,706
5.50%, 12/01/2023 - 12/01/2039	935,670	1,038,649
5.50%, 04/01/2036 (B)	300,505	336,403
6.00%, 03/01/2038 - 02/01/2040	809,840	912,038
6.63%, 11/15/2030	414,000	587,938
7.25%, 05/15/2030 (A)	445,000	656,424
Fannie Mae, TBA
2.50%	2,635,000	2,676,583
3.00%	4,110,000	4,269,262
3.50%	9,640,000	9,923,175
4.00%	4,905,000	5,205,431
Freddie Mac
0.63%, 12/29/2014	750,000	751,850
2.38%, 01/13/2022 (A)	745,000	743,534
3.00%, 07/01/2043	1,048,200	1,035,226
4.00%, 11/01/2025 - 04/01/2042	821,396	872,094
4.50%, 05/01/2023 - 04/01/2041	2,164,886	2,344,208
4.75%, 11/17/2015	1,000,000	1,060,945
5.00%, 12/01/2038 - 04/01/2040	1,595,763	1,766,177
5.50%, 04/01/2038 - 10/01/2038	711,882	793,506
6.00%, 11/01/2037	64,210	72,067
6.75%, 03/15/2031	245,000	351,550
Freddie Mac, TBA 4.00%	2,065,000	2,187,609
Ginnie Mae
3.50%, 02/15/2042	1,090,630	1,136,390
4.00%, 12/15/2040 - 11/20/2041	1,166,079	1,248,457
4.50%, 06/15/2039 - 07/20/2041	2,024,837	2,214,128
5.00%, 08/15/2039 - 09/20/2041	1,088,543	1,202,708
5.50%, 12/20/2038 - 04/15/2040	514,409	575,041
6.00%, 06/15/2037	102,222	114,930

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Ginnie Mae, TBA
3.00%	$ 3,075,000	$ 3,098,062
3.50%	2,020,000	2,100,642

Total U.S. Government Agency Obligations (cost $64,211,533)		65,181,547

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
European Investment Bank
2.88%, 09/15/2020 (A)	220,000	229,727
4.88%, 02/15/2036	285,000	341,161
5.13%, 05/30/2017	85,000	95,191
Inter-American Development Bank, Series MTN 3.88%, 02/14/2020	635,000	701,446
International Bank for Reconstruction & Development, Series MTN 4.75%, 02/15/2035	245,000	287,667
Mexico Government International Bond 4.00%, 10/02/2023 (A)	850,000	893,350
Republic of Israel 5.13%, 03/26/2019	310,000	350,300

Total Foreign Government Obligations (cost $2,818,352)		2,898,842

MORTGAGE-BACKED SECURITIES - 0.6%
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1, Class A4 5.01%, 02/15/2038 (B)	152,606	153,793
GS Mortgage Securities Trust Series 2006-GG6, Class A4 5.55%, 04/10/2038 (B)	780,000	824,093
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (B)	155,253	167,219
Series 2006-CB17, Class A4
5.43%, 12/12/2043	185,000	199,178
Series 2007-C1, Class A4
5.72%, 02/15/2051	130,000	143,151
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class A4
6.03%, 06/15/2038 (B)	484,866	523,491
Series 2006-C6, Class A4
5.37%, 09/15/2039	334,000	361,491

Total Mortgage-Backed Securities (cost $2,414,231)		2,372,416

MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
State of California (General Obligation Unlimited) 7.60%, 11/01/2040	115,000	174,218

Total Municipal Government Obligation (cost $118,998)		174,218

PREFERRED CORPORATE DEBT SECURITY - 0.0% (C)
Commercial Banks - 0.0% (C)
Mellon Capital IV 4.00%, 07/31/2014 (A) (B) (D)	115,000	100,050

Total Preferred Corporate Debt Security (cost $115,000)		100,050

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 11.2%
Aerospace & Defense - 0.3%
Boeing Co. 6.00%, 03/15/2019	$ 577,000	$ 681,228
Lockheed Martin Corp. 4.07%, 12/15/2042	185,000	178,353
Raytheon Co. 2.50%, 12/15/2022	170,000	163,252
United Technologies Corp.
4.50%, 06/01/2042	220,000	230,420
4.88%, 05/01/2015	85,000	88,252
Air Freight & Logistics - 0.0% (C)
United Parcel Service, Inc. 2.45%, 10/01/2022	170,000	164,958
Automobiles - 0.6%
Ford Motor Co. 4.75%, 01/15/2043	1,960,000	1,981,539
Toyota Motor Credit Corp. 0.88%, 07/17/2015	250,000	251,474
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 02/15/2021	110,000	121,472
5.38%, 01/15/2020	50,000	57,725
Coca-Cola Co. 3.30%, 09/01/2021	140,000	145,748
PepsiCo, Inc. 3.00%, 08/25/2021	180,000	182,710
Biotechnology - 0.1%
Amgen, Inc.
5.70%, 02/01/2019	85,000	98,337
5.75%, 03/15/2040	140,000	162,487
Capital Markets - 0.9%
BlackRock, Inc. 5.00%, 12/10/2019	140,000	159,799
Credit Suisse USA, Inc. 5.85%, 08/16/2016	95,000	104,472
Goldman Sachs Group, Inc.
3.63%, 01/22/2023	370,000	371,591
5.35%, 01/15/2016	95,000	101,355
6.13%, 02/15/2033	95,000	113,785
Goldman Sachs Group, Inc., Series MTN
4.00%, 03/03/2024	842,000	857,122
6.00%, 06/15/2020	50,000	58,280
7.50%, 02/15/2019	435,000	530,855
Morgan Stanley 4.88%, 11/01/2022	345,000	370,329
Morgan Stanley, Series MTN
2.13%, 04/25/2018	370,000	374,064
5.50%, 07/24/2020	200,000	229,955
6.63%, 04/01/2018	420,000	490,969
Chemicals - 0.3%
Dow Chemical Co.
4.25%, 11/15/2020	80,000	86,967
8.55%, 05/15/2019	80,000	102,822
E.I. du Pont de Nemours & Co.
2.80%, 02/15/2023	375,000	366,376
4.25%, 04/01/2021	200,000	218,937
Ecolab, Inc. 5.50%, 12/08/2041	130,000	151,618

	Principal	Value
Chemicals (continued)
Lubrizol Corp. 8.88%, 02/01/2019	$ 15,000	$ 19,264
Praxair, Inc. 3.55%, 11/07/2042	160,000	146,083
Commercial Banks - 1.1%
Barclays Bank PLC 5.14%, 10/14/2020	110,000	120,482
BB&T Corp., Series MTN 1.45%, 01/12/2018	160,000	159,236
BNP Paribas SA 5.00%, 01/15/2021	85,000	94,665
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.38%, 01/19/2017	590,000	624,785
Deutsche Bank AG 6.00%, 09/01/2017	90,000	102,300
Deutsche Bank Financial LLC, Series MTN 5.38%, 03/02/2015 (A)	50,000	51,550
HSBC Bank USA NA 4.88%, 08/24/2020	250,000	278,637
KFW 4.50%, 07/16/2018	310,000	347,418
Oesterreichische Kontrollbank AG 5.00%, 04/25/2017	300,000	334,092
PNC Funding Corp.
5.13%, 02/08/2020	517,000	590,555
5.63%, 02/01/2017	95,000	105,073
Royal Bank of Canada, Series MTN 1.50%, 01/16/2018	155,000	155,524
UBS AG, Series MTN 5.88%, 07/15/2016	100,000	109,536
Wachovia Corp. 5.25%, 08/01/2014	517,000	518,961
Wells Fargo & Co.
1.50%, 01/16/2018	255,000	254,565
3.45%, 02/13/2023	175,000	174,144
3.68%, 06/15/2016 (E)	99,000	104,475
5.63%, 12/11/2017	85,000	96,719
Westpac Banking Corp. 4.88%, 11/19/2019	50,000	56,319
Commercial Services & Supplies - 0.1%
Cintas Corp. No. 2 4.30%, 06/01/2021	145,000	156,379
Republic Services, Inc. 3.80%, 05/15/2018	115,000	123,203
Waste Management, Inc. 7.10%, 08/01/2026	70,000	92,157
Communications Equipment - 0.1%
Cisco Systems, Inc.
2.90%, 11/17/2014	62,000	62,646
5.90%, 02/15/2039	160,000	195,310
Harris Corp. 6.38%, 06/15/2019	70,000	80,798
Motorola Solutions, Inc. 7.50%, 05/15/2025	15,000	19,077
Computers & Peripherals - 0.0% (C)
Hewlett-Packard Co. 4.30%, 06/01/2021	80,000	85,598

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Construction Materials - 0.1%
CRH America, Inc. 8.13%, 07/15/2018 (A)	$ 165,000	$ 202,847
Consumer Finance - 0.1%
American Express Co.
5.50%, 09/12/2016	90,000	98,820
8.13%, 05/20/2019	75,000	95,308
Capital One Financial Corp.
3.50%, 06/15/2023	93,000	93,312
4.75%, 07/15/2021	80,000	88,999
HSBC Finance Corp. 6.68%, 01/15/2021	155,000	185,365
Diversified Financial Services - 1.8%
Bank of America Corp.
4.10%, 07/24/2023	355,000	368,443
5.63%, 07/01/2020	205,000	235,839
7.63%, 06/01/2019	445,000	549,656
Bank of America Corp., Series MTN
4.13%, 01/22/2024	825,000	850,569
5.65%, 05/01/2018	90,000	102,018
Bear Stearns Cos., LLC
5.55%, 01/22/2017	90,000	99,210
5.70%, 11/15/2014	175,000	178,366
Berkshire Hathaway, Inc.
3.20%, 02/11/2015	95,000	96,674
3.75%, 08/15/2021 (A)	200,000	214,166
Citigroup, Inc.
3.50%, 05/15/2023	385,000	374,777
3.88%, 10/25/2023 (A)	848,000	868,572
5.85%, 08/02/2016	100,000	109,692
8.50%, 05/22/2019	405,000	517,667
ConocoPhillips Canada Funding Co. I 5.63%, 10/15/2016	58,000	64,264
Ford Motor Credit Co. LLC 3.00%, 06/12/2017	460,000	479,895
General Electric Capital Corp. 2.95%, 05/09/2016	120,000	125,110
General Electric Capital Corp., Series MTN 5.63%, 09/15/2017 - 05/01/2018	345,000	392,482
Jefferies Group LLC
6.88%, 04/15/2021	90,000	105,222
8.50%, 07/15/2019	20,000	25,000
JPMorgan Chase & Co.
3.38%, 05/01/2023 (A)	390,000	382,792
4.40%, 07/22/2020	540,000	590,023
4.63%, 05/10/2021	53,000	58,419
National Rural Utilities Cooperative Finance Corp. 3.05%, 02/15/2022	155,000	157,681
Diversified Telecommunication Services - 0.4%
AT&T, Inc.
4.45%, 05/15/2021	361,000	396,403
5.35%, 09/01/2040	95,000	103,333
5.80%, 02/15/2019	135,000	157,074
Deutsche Telekom International Finance BV 6.00%, 07/08/2019	75,000	88,012
Telefonica Emisiones SAU
5.13%, 04/27/2020	75,000	83,741
6.42%, 06/20/2016	75,000	82,567

	Principal	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
4.60%, 04/01/2021	$ 220,000	$ 242,667
5.15%, 09/15/2023	260,000	290,964
Electric Utilities - 0.4%
AEP Texas Central Co. 6.65%, 02/15/2033	85,000	110,026
Commonwealth Edison Co. 5.80%, 03/15/2018	50,000	57,365
Duke Energy Carolinas LLC 4.25%, 12/15/2041	145,000	147,605
Entergy Texas, Inc. 7.13%, 02/01/2019	100,000	120,911
Florida Power & Light Co. 4.13%, 02/01/2042	115,000	115,474
Georgia Power Co. 5.40%, 06/01/2018 (A)	50,000	56,793
NiSource Finance Corp. 6.80%, 01/15/2019	170,000	202,734
Oncor Electric Delivery Co. LLC 6.80%, 09/01/2018	100,000	118,907
Progress Energy, Inc. 4.40%, 01/15/2021 (A)	165,000	180,806
Wisconsin Electric Power Co.
2.95%, 09/15/2021	95,000	96,817
6.25%, 12/01/2015	205,000	220,692
Electronic Equipment & Instruments - 0.0% (C)
Corning, Inc. 4.75%, 03/15/2042 (A)	155,000	163,891
Energy Equipment & Services - 0.2%
Enterprise Products Operating LLC
3.20%, 02/01/2016	60,000	62,330
5.20%, 09/01/2020	50,000	57,084
5.60%, 10/15/2014	30,000	30,444
Noble Holding International, Ltd. 4.90%, 08/01/2020	55,000	60,672
Plains All American Pipeline, LP / PAA Finance Corp. 8.75%, 05/01/2019	70,000	90,120
Spectra Energy Capital LLC 6.20%, 04/15/2018	70,000	80,336
TransCanada PipeLines, Ltd.
3.80%, 10/01/2020	130,000	139,951
6.50%, 08/15/2018	50,000	59,377
Transocean, Inc. 6.80%, 03/15/2038	100,000	114,055
Weatherford International, Ltd. 9.63%, 03/01/2019	125,000	164,037
Food & Staples Retailing - 0.5%
Ahold Finance USA LLC 6.88%, 05/01/2029	55,000	69,251
Costco Wholesale Corp. 1.70%, 12/15/2019	165,000	162,498
CVS Caremark Corp. 4.75%, 05/18/2020	480,000	537,300
Delhaize Group SA 6.50%, 06/15/2017	100,000	112,762
Safeway, Inc. 4.75%, 12/01/2021	215,000	220,857

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.
1.50%, 10/25/2015	$ 105,000	$ 106,624
2.88%, 04/01/2015	95,000	96,868
4.25%, 04/15/2021	538,000	594,709
Food Products - 0.1%
Bunge, Ltd. Finance Corp.
4.10%, 03/15/2016	55,000	57,752
5.10%, 07/15/2015	35,000	36,455
Kraft Foods Group, Inc. 5.38%, 02/10/2020	78,000	88,721
Mondelez International, Inc. 4.13%, 02/09/2016	95,000	99,899
Health Care Equipment & Supplies - 0.0% (C)
Medtronic, Inc. 4.50%, 03/15/2042	135,000	137,559
Health Care Providers & Services - 0.1%
Cigna Corp. 4.50%, 03/15/2021	75,000	82,420
Express Scripts Holding Co. 3.90%, 02/15/2022	175,000	183,145
Humana, Inc. 6.45%, 06/01/2016	50,000	55,073
UnitedHealth Group, Inc. 6.00%, 02/15/2018	30,000	34,612
WellPoint, Inc. 7.00%, 02/15/2019	80,000	96,504
Hotels, Restaurants & Leisure - 0.0% (C)
McDonald’s Corp., Series MTN 5.00%, 02/01/2019	85,000	96,467
Yum! Brands, Inc. 3.88%, 11/01/2020 (A)	60,000	62,971
Household Products - 0.1%
Kimberly-Clark Corp. 3.88%, 03/01/2021	115,000	124,027
Procter & Gamble Co. 4.70%, 02/15/2019	85,000	96,000
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc. 5.15%, 12/01/2020	90,000	101,437
Exelon Generation Co., LLC 4.00%, 10/01/2020	145,000	152,863
Industrial Conglomerates - 0.1%
General Electric Co. 5.25%, 12/06/2017	365,000	411,809
Insurance - 0.4%
American International Group, Inc.
5.05%, 10/01/2015	100,000	105,422
6.40%, 12/15/2020	70,000	84,507
American International Group, Inc., Series MTN 5.60%, 10/18/2016	75,000	82,455
Aon Corp. 5.00%, 09/30/2020	75,000	84,127
Berkshire Hathaway Finance Corp. 5.40%, 05/15/2018	205,000	234,465
Genworth Holdings, Inc., Series MTN 6.52%, 05/22/2018	45,000	52,035
Hartford Financial Services Group, Inc.
4.00%, 03/30/2015	25,000	25,667

	Principal	Value
Insurance (continued)
Hartford Financial Services Group, Inc. (continued)
5.50%, 03/30/2020	$ 15,000	$ 17,165
6.30%, 03/15/2018	49,000	56,673
Lincoln National Corp. 8.75%, 07/01/2019	135,000	175,035
Marsh & McLennan Cos., Inc.
4.80%, 07/15/2021	55,000	61,087
5.75%, 09/15/2015	24,000	25,417
MetLife, Inc. 7.72%, 02/15/2019	145,000	180,386
Prudential Financial, Inc., Series MTN
3.00%, 05/12/2016	60,000	62,405
5.38%, 06/21/2020	90,000	103,192
XLIT, Ltd. 5.75%, 10/01/2021	80,000	93,284
IT Services - 0.1%
Computer Sciences Corp. 6.50%, 03/15/2018	75,000	86,840
HP Enterprise Services LLC 7.45%, 10/15/2029	75,000	92,042
International Business Machines Corp.
4.00%, 06/20/2042	92,000	88,406
5.60%, 11/30/2039	5,000	5,990
5.70%, 09/14/2017	100,000	113,931
Xerox Corp.
4.50%, 05/15/2021	80,000	86,435
5.63%, 12/15/2019	25,000	28,698
Machinery - 0.2%
Caterpillar, Inc.
3.90%, 05/27/2021	488,000	527,743
7.38%, 03/01/2097	55,000	73,701
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 08/15/2018	50,000	59,570
Media - 0.6%
21st Century Fox America, Inc.
5.65%, 08/15/2020	85,000	99,004
6.55%, 03/15/2033	75,000	93,424
8.00%, 10/17/2016	100,000	115,559
CBS Corp. 5.75%, 04/15/2020	55,000	63,737
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	225,000	327,037
Comcast Corp. 6.50%, 01/15/2017	85,000	96,685
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	380,000	392,394
4.60%, 02/15/2021	90,000	98,265
NBCUniversal Media LLC 5.15%, 04/30/2020	50,000	57,377
Reed Elsevier Capital, Inc. 8.63%, 01/15/2019	39,000	49,356
Time Warner Cable, Inc.
4.13%, 02/15/2021	455,000	491,285
5.00%, 02/01/2020	145,000	162,488
5.85%, 05/01/2017	100,000	112,467
Time Warner, Inc. 4.70%, 01/15/2021	115,000	127,339
Viacom, Inc.
3.50%, 04/01/2017	60,000	63,728
6.25%, 04/30/2016	60,000	65,893

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Media (continued)
Walt Disney Co., Series MTN 5.50%, 03/15/2019	$ 85,000	$ 98,454
WPP Finance 4.75%, 11/21/2021	16,000	17,557
Metals & Mining - 0.2%
Barrick North America Finance LLC 5.70%, 05/30/2041	150,000	154,613
BHP Billiton Finance USA, Ltd. 7.25%, 03/01/2016	90,000	99,914
Newmont Mining Corp. 4.88%, 03/15/2042	150,000	135,168
Rio Tinto Finance USA PLC 4.13%, 08/21/2042	155,000	145,659
Rio Tinto Finance USA, Ltd.
4.13%, 05/20/2021	80,000	85,988
6.50%, 07/15/2018	45,000	53,121
Teck Resources, Ltd. 6.00%, 08/15/2040	115,000	121,596
Multi-Utilities - 0.1%
Ameren Illinois Co. 9.75%, 11/15/2018	103,000	135,881
Berkshire Hathaway Energy Co. 6.13%, 04/01/2036	120,000	148,781
Consolidated Edison Co. of New York, Inc. 5.30%, 03/01/2035	90,000	103,719
Dominion Resources, Inc. 7.50%, 06/30/2066 (B)	95,000	102,885
Multiline Retail - 0.1%
Kohl’s Corp. 6.25%, 12/15/2017	50,000	57,588
Macy’s Retail Holdings, Inc. 3.88%, 01/15/2022	150,000	156,575
Nordstrom, Inc. 6.25%, 01/15/2018	30,000	34,632
Target Corp. 7.00%, 01/15/2038	100,000	139,722
Oil, Gas & Consumable Fuels - 0.7%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	120,000	132,907
6.38%, 09/15/2017	59,000	67,929
BP Capital Markets PLC
3.88%, 03/10/2015	95,000	97,366
4.50%, 10/01/2020	195,000	215,760
Canadian Natural Resources, Ltd. 5.90%, 02/01/2018	120,000	136,860
ConocoPhillips Holding Co. 6.95%, 04/15/2029	75,000	102,703
Devon Energy Corp. 4.75%, 05/15/2042 (A)	140,000	145,476
EnCana Corp. 3.90%, 11/15/2021 (A)	180,000	190,192
Energy Transfer Partners, LP
6.13%, 02/15/2017	100,000	111,410
6.70%, 07/01/2018	90,000	105,380
Hess Corp.
6.00%, 01/15/2040	50,000	60,284
8.13%, 02/15/2019	295,000	371,099
Husky Energy, Inc. 7.25%, 12/15/2019	50,000	62,123

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners, LP 5.30%, 09/15/2020	$ 125,000	$ 140,331
Marathon Petroleum Corp.
3.50%, 03/01/2016	19,000	19,841
5.13%, 03/01/2021	33,000	37,415
Noble Energy, Inc. 8.25%, 03/01/2019	75,000	94,550
Occidental Petroleum Corp. 2.70%, 02/15/2023	150,000	145,646
ONEOK Partners, LP 3.25%, 02/01/2016	60,000	62,338
Petro-Canada 6.05%, 05/15/2018	90,000	104,161
Shell International Finance BV 4.38%, 03/25/2020	55,000	61,188
Total Capital International SA 2.70%, 01/25/2023	165,000	159,392
Valero Energy Corp. 6.13%, 02/01/2020	90,000	106,355
Williams Partners, LP 5.25%, 03/15/2020	90,000	101,520
Paper & Forest Products - 0.0% (C)
International Paper Co. 7.50%, 08/15/2021	90,000	114,676
Pharmaceuticals - 0.4%
AbbVie, Inc. 4.40%, 11/06/2042	220,000	213,577
AstraZeneca PLC 6.45%, 09/15/2037	100,000	129,787
GlaxoSmithKline Capital PLC 2.85%, 05/08/2022	220,000	217,157
GlaxoSmithKline Capital, Inc. 5.65%, 05/15/2018	50,000	57,345
Johnson & Johnson 3.55%, 05/15/2021 (A)	200,000	215,076
Merck & Co., Inc. 3.60%, 09/15/2042	80,000	71,684
Merck Sharp & Dohme Corp. 4.75%, 03/01/2015	90,000	92,642
Novartis Capital Corp. 2.90%, 04/24/2015	95,000	97,021
Pfizer, Inc.
5.35%, 03/15/2015	85,000	87,924
6.20%, 03/15/2019 (A)	100,000	118,710
Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/2036	115,000	139,048
Wyeth LLC 5.50%, 02/15/2016	90,000	97,150
Real Estate Investment Trusts - 0.1%
American Tower Corp. 5.05%, 09/01/2020	90,000	100,284
HCP, Inc. 6.00%, 01/30/2017	90,000	100,749
Health Care REIT, Inc. 4.95%, 01/15/2021	175,000	194,384
Simon Property Group, LP 5.75%, 12/01/2015	90,000	95,409

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 4.40%, 03/15/2042	$ 175,000	$ 173,474
Norfolk Southern Corp. 5.26%, 09/17/2014	90,000	90,883
Ryder System, Inc., Series MTN
3.15%, 03/02/2015	20,000	20,357
3.50%, 06/01/2017	60,000	63,470
Union Pacific Corp. 4.75%, 09/15/2041	140,000	152,526
Semiconductors & Semiconductor Equipment - 0.1%
Applied Materials, Inc. 5.85%, 06/15/2041	200,000	233,757
Software - 0.2%
Microsoft Corp. 4.00%, 02/08/2021	200,000	220,428
Oracle Corp.
2.38%, 01/15/2019	365,000	371,141
5.25%, 01/15/2016	85,000	91,069
Specialty Retail - 0.1%
AutoZone, Inc. 5.50%, 11/15/2015	55,000	58,502
Home Depot, Inc. 5.40%, 03/01/2016	85,000	91,723
Lowe’s Cos., Inc. 3.80%, 11/15/2021	140,000	149,293
Tobacco - 0.1%
Altria Group, Inc. 9.25%, 08/06/2019	118,000	156,808
Philip Morris International, Inc.
5.65%, 05/16/2018	50,000	57,401
6.38%, 05/16/2038	105,000	134,717
Reynolds American, Inc. 6.75%, 06/15/2017	100,000	114,807
Wireless Telecommunication Services - 0.1%
U.S. Cellular Corp. 6.70%, 12/15/2033	10,000	10,241
Vodafone Group PLC 4.38%, 03/16/2021	230,000	250,288

Total Corporate Debt Securities (cost $42,392,839)		44,112,064

CONVERTIBLE BONDS - 0.1%
Beverages - 0.0% (C)
Coca-Cola Co. 4.88%, 03/15/2019	50,000	56,910
Electric Utilities - 0.1%
TECO Finance, Inc. 5.15%, 03/15/2020	75,000	84,714
Oil, Gas & Consumable Fuels - 0.0% (C)
Kinder Morgan Energy Partners, LP 5.95%, 02/15/2018	50,000	57,050
Real Estate Investment Trusts - 0.0% (C)
HCP, Inc., Series MTN 6.70%, 01/30/2018	25,000	29,150

Total Convertible Bonds (cost $212,882)		227,824

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%
Automobiles - 0.0% (C)
Volkswagen AG, 2.11% (F)	499	$ 131,053
Oil, Gas & Consumable Fuels - 0.1%
Suncor Energy, Inc., 1.89% (F)	6,600	281,430

Total Convertible Preferred Stocks (cost $286,846)		412,483

PREFERRED STOCKS - 0.1%
Automobiles - 0.0% (C)
Porsche Automobil Holding SE, 2.62% (F)	698	72,724
Household Durables - 0.0% (C)
Garmin, Ltd., 3.01% (A) (F)	800	48,720
Household Products - 0.0% (C)
Henkel AG & Co. KGaA, 1.44% (F)	444	51,331
Independent Power Producers & Energy Traders - 0.0% (C)
Electric Power Development Co., Ltd., 2.15% (F)	500	16,238
Insurance - 0.1%
Great-West Lifeco, Inc., 4.08% (A) (F)	2,700	76,366

Total Preferred Stocks (cost $171,239)		265,379

COMMON STOCKS - 37.1%
Aerospace & Defense - 0.7%
Airbus Group NV	2,514	168,472
BAE Systems PLC	10,735	79,532
Boeing Co.	3,100	394,413
Bombardier, Inc. - Class B (A)	5,300	18,726
General Dynamics Corp.	1,300	151,515
Honeywell International, Inc.	2,700	250,965
Lockheed Martin Corp.	1,200	192,876
Northrop Grumman Corp.	2,000	239,260
Precision Castparts Corp.	500	126,200
Raytheon Co.	2,500	230,625
Rockwell Collins, Inc.	700	54,698
Rolls-Royce Holdings PLC (G)	6,828	124,917
Safran SA	1,048	68,616
Singapore Technologies Engineering, Ltd.	4,000	12,190
Textron, Inc.	400	15,316
Thales SA	600	36,293
United Technologies Corp.	3,700	427,165
Zodiac SA	1,500	50,774
Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc. (A)	600	38,274
Deutsche Post AG	3,560	128,741
Expeditors International of Washington, Inc.	900	39,744
FedEx Corp.	1,300	196,794
TNT Express NV	2,822	25,542
United Parcel Service, Inc. - Class B	2,600	266,916
Yamato Holdings Co., Ltd.	1,600	33,152
Airlines - 0.1%
ANA Holdings, Inc. (A)	15,000	35,388
Cathay Pacific Airways, Ltd.	8,000	14,946
Delta Air Lines, Inc.	3,400	131,648
easyJet PLC	2,300	53,730
Japan Airlines Co., Ltd.	500	27,639
Ryanair Holdings PLC - ADR (G)	72	4,018
Singapore Airlines, Ltd.	2,000	16,617
Southwest Airlines Co.	5,400	145,044
United Continental Holdings, Inc. (G)	2,000	82,140

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Auto Components - 0.3%
Aisin Seiki Co., Ltd.	500	$ 19,890
Autoliv, Inc. (A)	300	31,974
BorgWarner, Inc.	1,000	65,190
Bridgestone Corp. (A)	2,800	97,981
Cie Generale des Etablissements Michelin - Class B	701	83,759
Continental AG	385	89,173
Delphi Automotive PLC - Class A	1,700	116,858
Denso Corp.	1,800	85,909
Johnson Controls, Inc.	4,900	244,657
Magna International, Inc. - Class A	1,100	118,407
NGK Spark Plug Co., Ltd.	1,000	28,212
NOK Corp.	600	12,053
Nokian Renkaat OYJ (A)	350	13,659
Pirelli & C. SpA	1,800	28,887
Sumitomo Rubber Industries, Ltd.	900	12,988
Toyoda Gosei Co., Ltd.	800	16,615
Toyota Industries Corp.	500	25,813
Valeo SA	200	26,863
Automobiles - 0.7%
Bayerische Motoren Werke AG	1,182	149,907
Daihatsu Motor Co., Ltd.	1,100	19,556
Daimler AG	4,103	384,288
Fiat SpA (G)	2,784	27,485
Ford Motor Co.	12,800	220,672
Fuji Heavy Industries, Ltd.	2,000	55,377
General Motors Co.	5,963	216,457
Harley-Davidson, Inc.	700	48,895
Honda Motor Co., Ltd. (A)	6,900	240,909
Isuzu Motors, Ltd.	5,000	33,068
Mazda Motor Corp.	11,000	51,577
Mitsubishi Motors Corp.	3,400	37,522
Nissan Motor Co., Ltd.	10,500	99,605
Peugeot SA (G)	2,690	39,763
Renault SA	805	72,784
Suzuki Motor Corp.	1,300	40,718
Tesla Motors, Inc. (A) (G)	358	85,942
Toyota Motor Corp.	12,000	720,675
Volkswagen AG	214	55,324
Yamaha Motor Co., Ltd.	1,000	17,205
Beverages - 0.8%
Anheuser-Busch InBev NV	3,375	387,734
Asahi Group Holdings, Ltd.	1,400	43,946
Brown-Forman Corp. - Class B (A)	600	56,502
Carlsberg A/S - Class B	449	48,365
Coca-Cola Amatil, Ltd.	2,030	18,108
Coca-Cola Co.	17,200	728,592
Coca-Cola Enterprises, Inc.	1,300	62,114
Coca-Cola HBC AG (G)	2,980	68,442
Diageo PLC	10,637	339,690
Dr. Pepper Snapple Group, Inc.	1,200	70,296
Heineken Holding NV - Class A	788	51,808
Heineken NV	712	51,116
Kirin Holdings Co., Ltd. (A)	3,200	46,213
Monster Beverage Corp. (G)	1,500	106,545
PepsiCo, Inc.	6,600	589,644
Pernod Ricard SA	783	94,029
Remy Cointreau SA (A)	200	18,401
SABMiller PLC	3,436	199,227

	Shares	Value
Beverages (continued)
Suntory Beverage & Food, Ltd.	900	$ 35,314
Treasury Wine Estates, Ltd.	5,251	24,807
Biotechnology - 0.5%
Actelion, Ltd. (G)	700	88,566
Alexion Pharmaceuticals, Inc. (G)	808	126,250
Amgen, Inc.	2,833	335,342
Biogen IDEC, Inc. (G)	1,000	315,310
Celgene Corp. (G)	3,800	326,344
CSL, Ltd.	1,863	116,909
Gilead Sciences, Inc. (G)	6,500	538,915
Grifols SA	894	48,862
Regeneron Pharmaceuticals, Inc. - Class A (A) (G)	400	112,988
Vertex Pharmaceuticals, Inc. (A) (G)	800	75,744
Building Products - 0.1%
Asahi Glass Co., Ltd. (A)	4,400	25,930
ASSA Abloy AB - Class B	1,169	59,486
Cie de St-Gobain	1,980	111,716
Daikin Industries, Ltd.	1,000	63,097
Geberit AG	200	70,207
LIXIL Group Corp.	700	18,891
TOTO, Ltd.	3,000	40,422
Capital Markets - 0.8%
Aberdeen Asset Management PLC	13,100	101,761
Ameriprise Financial, Inc.	2,100	252,000
Bank of New York Mellon Corp.	5,000	187,400
BlackRock, Inc. - Class A	500	159,800
Charles Schwab Corp.	8,600	231,598
CI Financial Corp. (A)	900	29,563
Credit Suisse Group AG (G)	5,302	151,622
Daiwa Securities Group, Inc.	7,000	60,599
Deutsche Bank AG	5,484	192,950
Franklin Resources, Inc.	1,200	69,408
Goldman Sachs Group, Inc.	1,700	284,648
Hargreaves Lansdown PLC	5,300	112,292
IGM Financial, Inc. - Class B (A)	1,800	86,166
Invesco, Ltd.	1,500	56,625
Julius Baer Group, Ltd. (G)	1,358	55,986
Macquarie Group, Ltd.	1,200	67,474
Mediobanca SpA (G)	1,088	10,846
Morgan Stanley	6,300	203,679
Nomura Holdings, Inc.	15,400	108,996
Northern Trust Corp.	2,500	160,525
Partners Group Holding AG	400	109,337
Schroders PLC - Series R	1,300	55,754
State Street Corp.	1,900	127,794
T. Rowe Price Group, Inc.	1,500	126,615
TD Ameritrade Holding Corp.	2,000	62,700
UBS AG - Class A (G)	13,224	242,619
Chemicals - 1.1%
Agrium, Inc. (A)	400	36,643
Air Liquide SA - Class A	1,419	191,584
Air Products & Chemicals, Inc.	1,600	205,792
Air Water, Inc.	2,000	31,983
Airgas, Inc. (A)	700	76,237
Akzo Nobel NV	623	46,706
Arkema SA	220	21,413
Asahi Kasei Corp.	5,000	38,251
BASF SE - Class R	3,931	457,693
Celanese Corp. - Series A	800	51,424

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Chemicals (continued)
CF Industries Holdings, Inc. - Class B	200	$ 48,106
Dow Chemical Co.	4,300	221,278
E.I. du Pont de Nemours & Co.	3,400	222,496
Eastman Chemical Co.	600	52,410
Ecolab, Inc.	2,100	233,814
FMC Corp. - Class A	600	42,714
Givaudan SA (G)	100	166,779
Incitec Pivot, Ltd.	7,463	20,408
Israel Chemicals, Ltd.	1,656	14,188
Israel Corp., Ltd. (G)	6	3,418
Johnson Matthey PLC	1,200	63,664
JSR Corp.	600	10,294
K+S AG	602	19,796
Kansai Paint Co., Ltd. (A)	1,300	21,726
Koninklijke DSM NV	1,052	76,620
Kuraray Co., Ltd.	1,000	12,675
LANXESS AG	1,000	67,500
Linde AG	812	172,674
LyondellBasell Industries NV - Class A	2,726	266,194
Mitsubishi Chemical Holdings Corp.	6,000	26,593
Mitsubishi Gas Chemical Co., Inc.	2,000	12,793
Mitsui Chemicals, Inc.	4,000	10,937
Monsanto Co.	1,900	237,006
Mosaic Co.	2,000	98,900
Nitto Denko Corp.	700	32,801
Novozymes A/S - B Shares	1,430	71,725
Orica, Ltd. (A)	841	15,448
Potash Corp. of Saskatchewan, Inc. (A)	3,700	140,711
PPG Industries, Inc.	400	84,060
Praxair, Inc.	1,100	146,124
Sherwin-Williams Co.	600	124,146
Shin-Etsu Chemical Co., Ltd.	1,700	103,337
Sigma-Aldrich Corp. (A)	1,000	101,480
Solvay SA - Class A	297	51,120
Sumitomo Chemical Co., Ltd.	5,000	18,903
Syngenta AG	359	133,714
Taiyo Nippon Sanso Corp. (A)	3,000	26,563
Teijin, Ltd.	4,000	10,029
Toray Industries, Inc.	5,000	32,871
Umicore SA (A)	293	13,613
Yara International ASA	701	35,119
Commercial Banks - 2.9%
Aozora Bank, Ltd.	5,000	16,436
Australia & New Zealand Banking Group, Ltd.	11,341	356,538
Banca Monte dei Paschi di Siena SpA (A) (G)	381	738
Banco Bilbao Vizcaya Argentaria SA	22,763	290,156
Banco de Sabadell SA (A)	9,913	33,826
Banco Espirito Santo SA (G)	8,203	6,762
Banco Popular Espanol SA	663	4,430
Banco Santander SA - Class A	51,463	537,673
Bank Hapoalim BM	1,671	9,661
Bank Leumi Le-Israel BM (G)	5,397	21,060
Bank of East Asia, Ltd.	8,000	33,185
Bank of Ireland (G)	116,700	39,470
Bank of Kyoto, Ltd. (A)	4,000	36,365
Bank of Montreal	2,699	198,761
Bank of Nova Scotia	5,200	346,683
Bank of Yokohama, Ltd.	3,000	17,265
Bankia SA (G)	48,100	93,262

	Shares	Value
Commercial Banks (continued)
Barclays PLC	64,908	$ 236,386
BB&T Corp.	1,700	67,031
BNP Paribas SA	4,645	315,126
BOC Hong Kong Holdings, Ltd.	13,500	39,104
Canadian Imperial Bank of Commerce - Class B (A)	1,500	136,498
Chiba Bank, Ltd.	5,000	35,289
Chugoku Bank, Ltd.	1,500	23,069
CIT Group, Inc.	1,000	45,760
Commerzbank AG (G)	5,282	83,031
Commonwealth Bank of Australia	6,725	512,887
Credit Agricole SA (A)	4,350	61,352
Danske Bank A/S - Class R	2,342	66,197
DBS Group Holdings, Ltd.	7,000	94,033
DNB ASA	3,574	65,375
Erste Group Bank AG	1,034	33,443
Fifth Third Bancorp	8,200	175,070
Fukuoka Financial Group, Inc. - Class A	3,000	14,481
Hachijuni Bank, Ltd.	2,000	12,378
Hang Seng Bank, Ltd.	2,800	45,845
HSBC Holdings PLC	82,183	833,902
Intesa Sanpaolo SpA	49,480	152,851
Iyo Bank, Ltd.	2,000	20,216
Joyo Bank, Ltd.	3,000	15,991
KBC Groep NV (G)	1,053	57,314
KeyCorp	4,700	67,351
Lloyds TSB Group PLC (G)	249,033	316,450
M&T Bank Corp. (A)	400	49,620
Mitsubishi UFJ Financial Group, Inc.	53,900	330,407
Mizrahi Tefahot Bank, Ltd.	1,100	14,226
Mizuho Financial Group, Inc.	96,700	198,545
National Australia Bank, Ltd. - Class N	9,497	293,551
National Bank of Canada (A)	1,400	59,382
Natixis - Class A	7,161	45,910
Nordea Bank AB	13,099	184,873
Oversea-Chinese Banking Corp., Ltd.	11,000	84,249
PNC Financial Services Group, Inc.	1,900	169,195
Raiffeisen Bank International AG	300	9,578
Regions Financial Corp.	5,500	58,410
Resona Holdings, Inc.	8,000	46,592
Royal Bank of Canada	6,100	436,070
Royal Bank of Scotland Group PLC (G)	12,643	71,057
Seven Bank, Ltd.	5,320	21,741
Shinsei Bank, Ltd. - Class A	10,000	22,506
Shizuoka Bank, Ltd.	2,000	21,618
Skandinaviska Enskilda Banken AB - Class A	5,953	79,563
Societe Generale SA	3,082	161,443
Standard Chartered PLC	8,658	176,919
Sumitomo Mitsui Financial Group, Inc.	5,700	238,792
Sumitomo Mitsui Trust Holdings, Inc.	14,000	63,985
SunTrust Banks, Inc.	4,600	184,276
Suruga Bank, Ltd.	2,000	38,813
Svenska Handelsbanken AB - Class A	2,204	107,898
Swedbank AB - Class A	3,890	103,166
Toronto-Dominion Bank	7,800	401,531
U.S. Bancorp - Class A	6,900	298,908
UniCredit SpA - Class A	18,466	154,621
Unione di Banche Italiane SCPA (A)	8,200	70,963
United Overseas Bank, Ltd.	6,000	108,365

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Commercial Banks (continued)
Wells Fargo & Co.	21,400	$ 1,124,784
Westpac Banking Corp.	12,953	413,811
Commercial Services & Supplies - 0.2%
ADT Corp. (A)	550	19,217
Aggreko PLC	1,285	36,286
Brambles, Ltd.	3,848	33,346
Dai Nippon Printing Co., Ltd.	3,000	31,331
Edenred	711	21,560
G4S PLC	15,300	66,822
Republic Services, Inc. - Class A	1,400	53,158
Secom Co., Ltd.	800	48,882
Securitas AB - Class B (A)	2,900	34,397
Societe BIC SA	200	27,364
Stericycle, Inc. (G)	600	71,052
Toppan Printing Co., Ltd.	2,000	15,478
Tyco International, Ltd.	4,300	196,080
Waste Management, Inc.	3,300	147,609
Communications Equipment - 0.4%
Alcatel-Lucent (A) (G)	12,500	44,639
Cisco Systems, Inc.	22,700	564,095
F5 Networks, Inc. - Class B (G)	500	55,720
Juniper Networks, Inc. (G)	1,800	44,172
Motorola Solutions, Inc.	2,213	147,319
QUALCOMM, Inc.	7,300	578,160
Telefonaktiebolaget LM Ericsson - Class B	12,776	154,405
Computers & Peripherals - 1.0%
Apple, Inc.	28,000	2,602,040
Blackberry, Ltd. (A) (G)	1,700	17,429
Brother Industries, Ltd.	2,200	38,113
Canon, Inc. (A)	4,800	156,170
EMC Corp.	7,400	194,916
Hewlett-Packard Co.	7,200	242,496
Konica Minolta, Inc.	1,500	14,821
NEC Corp.	7,000	22,319
NetApp, Inc.	3,400	124,168
Nokia OYJ (A)	16,698	126,441
Ricoh Co., Ltd.	2,000	23,829
SanDisk Corp.	1,000	104,430
Seagate Technology PLC (A)	2,800	159,096
Seiko Epson Corp.	800	34,036
Western Digital Corp.	900	83,070
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	855	39,103
Bouygues SA - Class A	792	32,957
Chiyoda Corp.	1,000	12,112
Ferrovial SA	2,900	64,588
Fluor Corp.	600	46,140
JGC Corp.	1,300	39,499
Kajima Corp.	4,900	21,669
Leighton Holdings, Ltd. (A)	3,687	68,594
Obayashi Corp.	6,000	42,821
Shimizu Corp.	5,000	35,388
Skanska AB - Class B	2,057	46,949
SNC-Lavalin Group, Inc. (A)	1,300	68,372
Taisei Corp.	5,200	28,796
Vinci SA	1,996	149,229
Construction Materials - 0.1%
Boral, Ltd.	2,548	12,614

	Shares	Value
Construction Materials (continued)
CRH PLC	3,321	$ 85,219
Fletcher Building, Ltd.	3,130	24,144
HeidelbergCement AG	650	55,476
Holcim, Ltd. (G)	832	73,133
Imerys SA	600	50,560
James Hardie Industries PLC	4,700	61,337
Lafarge SA (A)	552	47,921
Taiheiyo Cement Corp.	8,000	32,220
Consumer Finance - 0.2%
Acom Co., Ltd. (A) (G)	7,500	35,684
AEON Financial Service Co., Ltd.	1,000	26,149
American Express Co.	3,800	360,506
Capital One Financial Corp.	2,500	206,500
Credit Saison Co., Ltd.	600	12,485
Discover Financial Services	1,300	80,574
Navient Corp.	2,600	46,046
ORIX Corp.	5,460	90,493
Containers & Packaging - 0.0% (C)
Amcor, Ltd.	3,510	34,521
Ball Corp.	600	37,608
Toyo Seikan Group Holdings, Ltd.	1,600	24,575
Distributors - 0.0% (C)
Genuine Parts Co.	600	52,680
Jardine Cycle & Carriage, Ltd.	180	6,389
Diversified Consumer Services - 0.0% (C)
Benesse Holdings, Inc.	300	13,015
Diversified Financial Services - 1.1%
ASX, Ltd.	1,449	48,696
Bank of America Corp.	45,600	700,872
Berkshire Hathaway, Inc. - Class B (G)	4,500	569,520
CaixaBank SA	9,638	59,480
Citigroup, Inc.	12,911	608,108
CME Group, Inc. - Class A	1,000	70,950
Deutsche Boerse AG	586	45,481
Eurazeo SA (A)	881	73,286
Exor SpA (A)	1,400	57,492
First Pacific Co., Ltd.	17,000	19,127
Groupe Bruxelles Lambert SA	429	44,580
Hong Kong Exchanges and Clearing, Ltd.	4,600	85,704
Industrivarden AB - Class C	2,000	39,512
ING Groep NV - CVA (G)	13,860	194,719
Intercontinental Exchange, Inc.	640	120,896
Investment AB Kinnevik - Class B	999	42,582
Investor AB - Class B	1,891	70,953
Japan Exchange Group, Inc.	1,200	29,554
JPMorgan Chase & Co.	16,100	927,682
McGraw-Hill Financial, Inc.	2,300	190,969
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,000	17,235
Moody’s Corp.	1,000	87,660
Pargesa Holding SA	651	58,471
Singapore Exchange, Ltd.	4,000	22,295
Wendel SA	400	57,292
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	24,800	876,928
BCE, Inc. (A)	600	27,215
Belgacom SA	842	27,942
Bell Aliant, Inc. (A)	1,150	30,058
Bezeq Israeli Telecommunication Corp., Ltd.	12,438	23,306
BT Group PLC - Class A	33,088	217,957

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Diversified Telecommunication Services (continued)
CenturyLink, Inc. (A)	1,549	$ 56,074
Deutsche Telekom AG	12,511	219,281
Elisa OYJ	564	17,253
HKT Trust and HKT, Ltd. (A)	14,000	16,420
Iliad SA	123	37,180
Inmarsat PLC	4,216	53,934
Koninklijke KPN NV (G)	27,789	101,255
Nippon Telegraph & Telephone Corp.	1,800	112,259
Orange SA	6,700	105,734
PCCW, Ltd.	8,000	4,769
Singapore Telecommunications, Ltd.	34,000	104,980
Swisscom AG	129	74,988
TDC A/S - Class B	2,394	24,776
Telecom Corp. of New Zealand, Ltd.	6,787	15,926
Telecom Italia SpA (G)	49,323	62,473
Telecom Italia SpA - RSP	35,922	35,489
Telefonica Deutschland Holding AG (G)	5,000	41,346
Telefonica SA	17,045	292,213
Telekom Austria AG	1,367	13,365
Telenor ASA	3,562	81,125
TeliaSonera AB	10,340	75,536
Telstra Corp., Ltd. (A)	15,830	77,769
TELUS Corp. (H)	800	29,817
Verizon Communications, Inc.	17,493	855,932
Windstream Holdings, Inc. (A)	8,000	79,680
Electric Utilities - 0.5%
American Electric Power Co., Inc.	3,600	200,772
Cheung Kong Infrastructure Holdings, Ltd.	6,000	41,533
Chubu Electric Power Co., Inc. (G)	2,300	28,584
Chugoku Electric Power Co., Inc.	1,700	23,191
CLP Holdings, Ltd.	6,500	53,171
Contact Energy, Ltd.	665	3,092
Duke Energy Corp.	2,296	170,340
Edison International	900	52,299
EDP - Energias de Portugal SA	10,120	50,773
Electricite de France SA	1,016	31,998
Enel SpA	23,905	139,247
Entergy Corp. - Class B	600	49,254
Exelon Corp. (A)	3,078	112,285
FirstEnergy Corp.	1,066	37,011
Fortis, Inc. (A)	1,300	39,559
Fortum OYJ (A)	1,987	53,355
Hokuriku Electric Power Co.	1,400	18,560
Iberdrola SA	20,045	153,240
Kansai Electric Power Co., Inc. (G)	2,700	25,453
Kyushu Electric Power Co., Inc. (G)	3,500	39,421
NextEra Energy, Inc.	1,700	174,216
Northeast Utilities	1,061	50,153
Power Assets Holdings, Ltd.	5,000	43,804
PPL Corp.	2,900	103,037
Red Electrica Corp. SA (A)	400	36,588
Shikoku Electric Power Co., Inc. (A) (G)	500	6,979
Southern Co. (A)	3,100	140,678
SP AusNet	1,005	1,256
SSE PLC - Class B	2,398	64,309
Terna Rete Elettrica Nazionale SpA (A)	4,393	23,171
Tohoku Electric Power Co., Inc.	1,300	15,258
Tokyo Electric Power Co., Inc. (G)	5,300	22,078
Xcel Energy, Inc. (A)	1,400	45,122

	Shares	Value
Electrical Equipment - 0.3%
ABB, Ltd. (G)	7,949	$ 183,039
Alstom SA	629	22,932
AMETEK, Inc. - Class A	1,050	54,894
Eaton Corp. PLC	1,994	153,897
Emerson Electric Co.	2,700	179,172
Legrand SA	1,171	71,650
Mitsubishi Electric Corp.	8,000	98,712
Nidec Corp. (A)	1,000	61,359
Osram Licht AG (G)	351	17,704
Prysmian SpA	896	20,244
Rockwell Automation, Inc. - Class B	500	62,580
Schneider Electric SE	2,182	205,412
Sumitomo Electric Industries, Ltd.	2,700	37,979
Vestas Wind Systems A/S (G)	1,000	50,451
Electronic Equipment & Instruments - 0.2%
Amphenol Corp. - Class A	600	57,804
Corning, Inc.	3,700	81,215
FUJIFILM Holdings Corp.	1,700	47,406
Hexagon AB - Class B	1,472	47,454
Hirose Electric Co., Ltd.	100	14,856
Hitachi Chemical Co., Ltd.	700	11,581
Hitachi High-Technologies Corp.	500	11,895
Hitachi, Ltd.	19,500	142,826
Hoya Corp.	1,600	53,162
Keyence Corp.	200	87,251
Kyocera Corp.	1,200	56,953
Murata Manufacturing Co., Ltd.	900	84,230
Nippon Electric Glass Co., Ltd.	1,500	8,736
Omron Corp.	600	25,290
TDK Corp.	300	14,067
TE Connectivity, Ltd.	3,400	210,256
Energy Equipment & Services - 0.6%
Aker Solutions ASA	1,064	18,491
AMEC PLC	1,700	35,349
Baker Hughes, Inc.	3,000	223,350
Cameron International Corp. (G)	2,500	169,275
Diamond Offshore Drilling, Inc. (A)	600	29,778
Ensco PLC - Class A (A)	800	44,456
FMC Technologies, Inc. (G)	800	48,856
Fugro NV - CVA (A)	354	20,269
Halliburton Co.	3,900	276,939
National Oilwell Varco, Inc.	1,800	148,230
Noble Corp. PLC	1,000	33,560
Petrofac, Ltd.	2,778	57,194
Saipem SpA (G)	1,338	36,093
Schlumberger, Ltd.	5,639	665,120
SeaDrill, Ltd. (A)	1,286	51,009
Subsea 7 SA	1,363	25,421
Technip SA	431	47,149
Tenaris SA	1,818	42,818
Transocean, Ltd.	1,113	50,027
Weatherford International PLC (G)	5,900	135,700
WorleyParsons, Ltd.	874	14,348
Food & Staples Retailing - 0.8%
Aeon Co., Ltd.	2,200	27,059
Alimentation Couche Tard, Inc. - Class B	1,200	32,872
Carrefour SA	2,140	78,942
Casino Guichard Perrachon SA	508	67,355
Colruyt SA	532	27,026

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Food & Staples Retailing (continued)
Costco Wholesale Corp.	1,600	$ 184,256
CVS Caremark Corp.	4,700	354,239
Delhaize Group SA	429	29,025
Distribuidora Internacional de Alimentacion SA	1,040	9,575
FamilyMart Co., Ltd. (A)	300	12,926
George Weston, Ltd. - Class A	400	29,506
J. Sainsbury PLC (A)	9,900	53,455
Jeronimo Martins SGPS SA	1,149	18,904
Koninklijke Ahold NV	2,534	47,571
Kroger Co.	1,600	79,088
Lawson, Inc.	200	15,004
Loblaw Cos., Ltd.	1,809	80,732
Metcash, Ltd. (A)	17,745	44,174
Metro AG (G)	1,800	78,453
Olam International, Ltd. (A)	7,000	14,484
Seven & I Holdings Co., Ltd.	3,200	134,817
Sysco Corp.	4,300	161,035
Tesco PLC	29,088	141,478
Wal-Mart Stores, Inc.	7,900	593,053
Walgreen Co.	3,700	274,281
Wesfarmers, Ltd.	4,978	196,397
Whole Foods Market, Inc.	1,800	69,534
WM Morrison Supermarkets PLC	23,879	74,949
Woolworths, Ltd.	5,314	176,482
Food Products - 0.9%
Ajinomoto Co., Inc.	3,000	47,026
Archer-Daniels-Midland Co.	4,900	216,139
Aryzta AG (G)	600	56,834
Associated British Foods PLC	2,519	131,443
Bunge, Ltd.	600	45,384
Campbell Soup Co. (A)	1,100	50,391
ConAgra Foods, Inc.	1,500	44,520
Danone SA	2,555	189,762
General Mills, Inc.	2,700	141,858
Golden Agri-Resources, Ltd.	31,000	13,798
Hershey Co.	1,300	126,581
Hormel Foods Corp.	1,700	83,895
JM Smucker Co. (A)	500	53,285
Kellogg Co.	2,200	144,540
Kerry Group PLC - Class A	740	55,579
Kraft Foods Group, Inc.	2,033	121,878
Lindt & Spruengli AG	1	61,773
Mead Johnson Nutrition Co. - Class A	500	46,585
MEIJI Holdings Co., Ltd.	300	19,871
Mondelez International, Inc. - Class A	6,100	229,421
Nestle SA	13,962	1,081,630
NH Foods, Ltd.	1,000	19,535
Nisshin Seifun Group, Inc. (A)	2,200	26,255
Nissin Foods Holdings Co., Ltd.	300	15,429
Saputo, Inc.	500	29,956
Tate & Lyle PLC	2,200	25,772
Toyo Suisan Kaisha, Ltd.	1,000	30,847
Unilever NV - CVA	6,902	302,004
Unilever PLC	4,638	210,422
Wilmar International, Ltd.	8,000	20,467
Yakult Honsha Co., Ltd. - Class A (A)	600	30,383
Yamazaki Baking Co., Ltd. (A)	2,500	31,218
Gas Utilities - 0.1%
APA Group (A)	2,800	18,191

	Shares	Value
Gas Utilities (continued)
Enagas SA	700	$ 22,525
EQT Corp.	600	64,140
Gas Natural SDG SA (A)	2,960	93,485
Hong Kong & China Gas Co., Ltd.	22,832	50,021
Osaka Gas Co., Ltd.	7,000	29,436
Snam SpA	8,096	48,778
Toho Gas Co., Ltd. (A)	3,600	19,794
Tokyo Gas Co., Ltd.	9,000	52,594
Health Care Equipment & Supplies - 0.5%
Abbott Laboratories	6,700	274,030
Baxter International, Inc.	2,000	144,600
Becton Dickinson and Co.	1,700	201,110
Boston Scientific Corp. (G)	6,000	76,620
Coloplast A/S - Class B	750	67,825
Covidien PLC	2,000	180,360
CR Bard, Inc.	700	100,107
Edwards Lifesciences Corp. (A) (G)	400	34,336
Elekta AB - Class B (A)	1,200	15,266
Essilor International SA	764	81,024
Getinge AB - Class B	903	23,732
Intuitive Surgical, Inc. (G)	200	82,360
Medtronic, Inc.	3,800	242,288
Olympus Corp. (G)	800	27,560
Smith & Nephew PLC	4,334	77,065
Sonova Holding AG	403	61,486
St. Jude Medical, Inc.	2,100	145,425
Stryker Corp.	2,400	202,368
Sysmex Corp.	600	22,536
Terumo Corp.	800	17,887
Zimmer Holdings, Inc. - Class A	600	62,316
Health Care Providers & Services - 0.6%
Aetna, Inc.	3,200	259,456
Alfresa Holdings Corp.	400	25,784
AmerisourceBergen Corp. - Class A	1,000	72,660
Cardinal Health, Inc.	900	61,704
Catamaran Corp. (G)	800	35,327
CIGNA Corp.	1,300	119,561
DaVita HealthCare Partners, Inc. (G)	1,200	86,784
Express Scripts Holding Co. (G)	2,928	202,998
Fresenius Medical Care AG & Co., KGaA	1,268	85,234
Fresenius SE & Co. KGaA	348	51,893
HCA Holdings, Inc. (G)	4,039	227,719
Humana, Inc. - Class A	1,300	166,036
Laboratory Corp. of America Holdings (G)	400	40,960
McKesson Corp.	1,000	186,210
Medipal Holdings Corp.	900	12,757
Miraca Holdings, Inc.	300	14,540
Quest Diagnostics, Inc. (A)	1,900	111,511
Ramsay Health Care, Ltd.	2,022	86,752
Ryman Healthcare, Ltd.	1,600	11,978
Sonic Healthcare, Ltd.	2,010	32,846
Suzuken Co., Ltd.	700	26,050
UnitedHealth Group, Inc.	3,800	310,650
WellPoint, Inc.	1,600	172,176
Health Care Technology - 0.0% (C)
Cerner Corp. (A) (G)	1,000	51,580
Hotels, Restaurants & Leisure - 0.6%
Accor SA	574	29,859
Carnival Corp.	3,800	143,070

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Hotels, Restaurants & Leisure (continued)
Carnival PLC - Class A	3,300	$ 124,700
Chipotle Mexican Grill, Inc. - Class A (A) (G)	136	80,581
Compass Group PLC	4,824	83,961
Crown Resorts, Ltd.	2,758	39,322
Galaxy Entertainment Group, Ltd.	11,400	90,901
Genting Singapore PLC	36,000	38,399
Las Vegas Sands Corp.	2,900	221,038
Marriott International, Inc. - Class A (A)	2,300	147,430
McDonald’s Corp.	4,300	433,182
McDonald’s Holdings Co., Japan, Ltd. (A)	400	11,233
MGM China Holdings, Ltd.	10,000	34,772
Oriental Land Co., Ltd.	200	34,263
Sands China, Ltd.	10,000	75,803
Shangri-La Asia, Ltd.	8,000	12,572
SJM Holdings, Ltd.	7,000	17,504
Sodexo	250	26,890
Starbucks Corp.	2,700	208,926
Starwood Hotels & Resorts Worldwide, Inc.	600	48,492
Tatts Group, Ltd.	8,000	24,668
Tim Hortons, Inc.	400	21,881
Wynn Macau, Ltd. (A)	9,161	36,051
Wynn Resorts, Ltd. (A)	625	129,725
Yum! Brands, Inc.	1,700	138,040
Household Durables - 0.1%
Electrolux AB - Series B	977	24,712
Husqvarna AB - Class B (A)	2,400	18,660
Iida Group Holdings Co., Ltd.	1,600	24,307
Nikon Corp. (A)	1,200	18,894
Panasonic Corp.	9,500	115,720
Rinnai Corp.	200	19,308
Sekisui Chemical Co., Ltd.	3,000	34,737
Sekisui House, Ltd.	3,000	41,133
Sharp Corp. (A) (G)	8,400	26,948
Sony Corp. (A)	4,300	71,394
Household Products - 0.5%
Church & Dwight Co., Inc. (A)	900	62,955
Clorox Co. (A)	600	54,840
Colgate-Palmolive Co.	3,400	231,812
Henkel AG & Co. KGaA	564	56,763
Kao Corp.	1,900	74,777
Kimberly-Clark Corp.	1,400	155,708
Procter & Gamble Co.	11,600	911,644
Reckitt Benckiser Group PLC - Class A	2,437	212,705
Svenska Cellulosa AB SCA - Class B	2,423	63,136
UniCharm Corp.	500	29,796
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	3,000	46,650
Calpine Corp. (G)	6,500	154,765
Enel Green Power SpA (A)	17,983	50,923
Industrial Conglomerates - 0.7%
3M Co.	2,400	343,776
Danaher Corp.	2,100	165,333
General Electric Co.	44,800	1,177,344
Hutchison Whampoa, Ltd.	9,000	122,974
Keppel Corp., Ltd.	5,200	44,998
Koninklijke Philips NV	3,632	115,256
NWS Holdings, Ltd.	12,000	22,265
Orkla ASA	4,787	42,650
Roper Industries, Inc.	400	58,404

	Shares	Value
Industrial Conglomerates (continued)
SembCorp Industries, Ltd.	4,000	$ 17,227
Siemens AG - Class A	3,519	464,751
Smiths Group PLC	3,680	81,684
Toshiba Corp.	15,000	70,036
Insurance - 1.4%
ACE, Ltd.	1,400	145,180
Aflac, Inc.	1,200	74,700
Ageas	901	35,945
AIA Group, Ltd.	51,600	259,651
Allianz SE - Class A	1,904	317,290
Allstate Corp.	1,200	70,464
American International Group, Inc.	5,920	323,114
AMP, Ltd.	21,333	106,614
AON PLC	2,300	207,207
Arch Capital Group, Ltd. (G)	300	17,232
Assicurazioni Generali SpA	4,281	93,850
Aviva PLC	10,097	88,214
Chubb Corp. - Class A	700	64,519
CNP Assurances	1,601	33,235
Dai-ichi Life Insurance Co., Ltd.	3,700	55,114
Delta Lloyd NV	307	7,794
Everest RE Group, Ltd.	100	16,049
Fairfax Financial Holdings, Ltd.	100	47,441
Gjensidige Forsikring ASA - Class A	1,640	29,411
Hannover Rueck SE	1,000	90,114
Hartford Financial Services Group, Inc.	1,800	64,458
Insurance Australia Group, Ltd.	7,001	38,553
Intact Financial Corp. (A)	700	48,270
Legal & General Group PLC	25,762	99,377
Lincoln National Corp.	400	20,576
Loews Corp.	2,700	118,827
Manulife Financial Corp. (A)	7,900	157,030
Mapfre SA	14,080	56,123
Marsh & McLennan Cos., Inc.	3,900	202,098
MetLife, Inc.	4,000	222,240
MS&AD Insurance Group Holdings, Inc.	2,100	50,725
Muenchener Rueckversicherungs AG	631	139,886
NKSJ Holdings, Inc.	1,700	45,779
Old Mutual PLC	21,089	71,353
PartnerRe, Ltd.	300	32,763
Power Corp. of Canada (A)	2,000	55,574
Power Financial Corp. (A)	1,100	34,235
Principal Financial Group, Inc.	1,400	70,672
Progressive Corp.	5,200	131,872
Prudential Financial, Inc.	2,000	177,540
Prudential PLC	9,209	211,345
QBE Insurance Group, Ltd.	5,037	51,629
RenaissanceRe Holdings, Ltd. (A)	200	21,400
RSA Insurance Group PLC	13,480	109,535
Sampo - Class A	1,811	91,629
SCOR SE	874	30,063
Sony Financial Holdings, Inc.	2,620	44,690
Standard Life PLC	17,652	113,014
Sun Life Financial, Inc.	2,500	91,889
Suncorp Group, Ltd.	5,451	69,596
Swiss Life Holding AG (G)	300	71,143
Swiss Re AG (G)	1,463	130,165
T&D Holdings, Inc.	2,450	33,302
Tokio Marine Holdings, Inc.	3,100	101,961

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Insurance (continued)
Travelers Cos., Inc.	1,600	$ 150,512
Tryg A/S	292	29,496
UnipolSai SpA	3,878	12,468
Vienna Insurance Group AG	330	17,664
Willis Group Holdings PLC	1,000	43,300
XL Group PLC - Class A	2,500	81,825
Zurich Insurance Group AG (G)	509	153,423
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (G)	1,500	487,170
Liberty Interactive Corp. - Series A (G)	2,000	58,720
NetFlix, Inc. (A) (G)	200	88,120
Priceline Group, Inc. (G)	200	240,600
Rakuten, Inc. (A)	3,073	39,707
Internet Software & Services - 0.6%
DeNA Co., Ltd. (A)	410	5,545
eBay, Inc. (G)	4,200	210,252
Facebook, Inc. - Class A (G)	7,400	497,946
Google, Inc. - Class A (G)	1,200	701,604
Google, Inc. - Class C (G)	1,200	690,336
Gree, Inc. (A) (G)	1,700	14,901
LinkedIn Corp. - Class A (G)	500	85,735
Open Text Corp.	600	28,790
Yahoo Japan Corp.	4,100	18,941
Yahoo! Inc. (G)	4,200	147,546
IT Services - 0.7%
Accenture PLC - Class A	2,300	185,932
Amadeus IT Holding SA - Class A	1,507	62,154
AtoS	313	26,075
Automatic Data Processing, Inc.	2,100	166,488
Capital Gemini SA	492	35,099
CGI Group, Inc. - Class A (G)	1,300	46,077
Cognizant Technology Solutions Corp. - Class A (G)	3,200	156,512
Computershare, Ltd.	3,870	45,542
Fidelity National Information Services, Inc.	1,100	60,214
Fiserv, Inc. (G)	1,000	60,320
Fujitsu, Ltd.	7,000	52,446
International Business Machines Corp.	4,600	833,842
ITOCHU Techno-Solutions Corp.	400	17,393
Mastercard, Inc. - Class A	4,000	293,880
Nomura Research Institute, Ltd.	1,500	47,234
NTT Data Corp.	1,211	46,501
Paychex, Inc.	1,200	49,872
Teradata Corp. (A) (G)	1,500	60,300
Visa, Inc. - Class A (A)	2,200	463,562
Western Union Co. (A)	2,100	36,414
Xerox Corp.	4,800	59,712
Leisure Equipment & Products - 0.1%
Bandai Namco Holdings, Inc.	1,400	32,780
Mattel, Inc.	2,600	101,322
Sankyo Co., Ltd.	300	11,535
Sega Sammy Holdings, Inc.	2,200	43,281
Shimano, Inc.	300	33,286
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	2,800	160,832
Lonza Group AG (G)	500	54,409
QIAGEN NV (G)	1,900	46,050
Thermo Fisher Scientific, Inc.	1,500	177,000

	Shares	Value
Machinery - 0.8%
Alfa Laval AB (A)	1,076	$ 27,731
Amada Co., Ltd.	3,000	30,502
Andritz AG	300	17,337
Atlas Copco AB - Class A	2,427	70,141
Atlas Copco AB - Class B	1,598	42,691
Caterpillar, Inc.	2,300	249,941
CNH Industrial NV (A)	3,146	32,309
Cummins, Inc.	1,300	200,577
Deere & Co. (A)	1,600	144,880
Dover Corp.	1,300	118,235
FANUC Corp.	800	137,960
GEA Group AG	1,022	48,392
Hino Motors, Ltd.	2,000	27,541
Hitachi Construction Machinery Co., Ltd.	200	3,984
IHI Corp.	5,000	23,296
Illinois Tool Works, Inc. - Class A	1,800	157,608
Ingersoll-Rand PLC	2,700	168,777
Joy Global, Inc. (A)	500	30,790
JTEKT Corp.	1,200	20,220
Kawasaki Heavy Industries, Ltd.	7,000	26,672
Komatsu, Ltd.	4,000	92,868
Kone OYJ - Class B (A)	1,488	62,104
Kubota Corp.	5,000	70,875
Kurita Water Industries, Ltd.	500	11,584
Makita Corp.	300	18,538
MAN SE	621	76,743
Metso OYJ	455	17,239
Mitsubishi Heavy Industries, Ltd.	11,000	68,624
Nabtesco Corp.	600	13,267
NGK Insulators, Ltd.	1,400	31,785
NSK, Ltd.	2,000	26,001
PACCAR, Inc.	2,800	175,924
Parker Hannifin Corp.	1,400	176,022
Pentair PLC	263	18,968
Sandvik AB	3,623	49,506
Schindler Holding AG	200	30,153
SembCorp Marine, Ltd. (A)	4,000	13,153
SKF AB - Class B (A)	2,461	62,800
SMC Corp.	200	53,522
Stanley Black & Decker, Inc.	1,700	149,294
Sumitomo Heavy Industries, Ltd.	4,000	19,032
THK Co., Ltd.	1,000	23,572
Vallourec SA	994	44,514
Volvo AB - Class B	7,096	97,760
Wartsila OYJ Abp	587	29,113
Weir Group PLC	2,900	129,982
Yangzijiang Shipbuilding Holdings, Ltd.	14,000	12,126
Marine - 0.0% (C)
A.P. Moller-Maersk A/S - Class A	5	11,763
A.P. Moller-Maersk A/S - Class B	15	37,274
Keuhne & Nagel International AG	443	58,947
Mitsui O.S.K. Lines, Ltd.	7,000	26,050
Nippon Yusen KK	11,000	31,706
Media - 1.2%
Axel Springer SE (A)	700	43,085
British Sky Broadcasting Group PLC	4,495	69,542
CBS Corp. - Class B	1,500	93,210
Comcast Corp. - Class A	8,900	477,752
Comcast Corp. - Special Class A (A)	1,500	79,995

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Media (continued)
Dentsu, Inc.	1,300	$ 52,934
DIRECTV (G)	2,500	212,525
Discovery Communications, Inc. - Series A (G)	2,000	148,560
DISH Network Corp. - Class A (G)	3,200	208,256
Eutelsat Communications SA	1,278	44,405
ITV PLC	17,100	52,150
JCDecaux SA	1,315	49,067
Kabel Deutschland Holding AG	800	117,157
Lagardere SCA	1,800	58,624
Liberty Global PLC - Class A (A) (G)	2,200	97,284
Liberty Global PLC - Series C (G)	2,200	93,082
Liberty Media Corp. - Class A (G)	600	82,008
News Corp. - Class A (G)	1,524	27,341
Omnicom Group, Inc.	2,300	163,806
Pearson PLC	2,730	53,916
Publicis Groupe SA	701	59,455
Reed Elsevier NV	3,606	82,707
Reed Elsevier PLC	6,093	98,019
Scripps Networks Interactive, Inc. - Class A	900	73,026
SES SA	872	33,075
Shaw Communications, Inc. - Class B (A)	2,200	56,410
Singapore Press Holdings, Ltd. (A)	7,000	23,410
Sirius XM Holdings, Inc. (A) (G)	37,874	131,044
Telenet Group Holding NV (G)	200	11,398
Thomson Reuters Corp. - Class B (A)	1,600	58,254
Time Warner Cable, Inc.	1,300	191,490
Time Warner, Inc.	3,500	245,875
Toho Co., Ltd.	1,100	25,799
Twenty-First Century Fox, Inc. - Class A	6,100	214,415
Twenty-First Century Fox, Inc. - Class B	1,900	65,037
Viacom, Inc. - Class B	1,200	104,076
Vivendi SA (G)	5,666	138,644
Walt Disney Co. - Class A	7,200	617,328
Wolters Kluwer NV	700	20,723
WPP PLC - Class A	3,710	80,890
Metals & Mining - 0.8%
Agnico Eagle Mines, Ltd.	600	22,976
Alcoa, Inc.	12,400	184,636
Anglo American PLC	4,851	118,719
Antofagasta PLC - Class A	5,815	75,932
ArcelorMittal	4,057	60,163
Barrick Gold Corp.	4,200	76,911
BHP Billiton PLC	7,679	248,315
BHP Billiton, Ltd.	13,601	460,420
Boliden AB	1,192	17,296
Daido Steel Co., Ltd.	1,900	9,715
Eldorado Gold Corp. - Class A	5,200	39,766
First Quantum Minerals, Ltd.	3,948	84,432
Fortescue Metals Group, Ltd. (A)	11,892	48,779
Franco-Nevada Corp.	500	28,701
Freeport-McMoRan Copper & Gold, Inc.	3,400	124,100
Fresnillo PLC (A)	4,101	61,201
Glencore PLC	40,302	224,541
Goldcorp, Inc.	2,900	80,935
Hitachi Metals, Ltd.	1,400	21,199
Iluka Resources, Ltd. (A)	5,315	40,746
JFE Holdings, Inc.	2,100	43,345
Kinross Gold Corp. (G)	6,433	26,647
Kobe Steel, Ltd.	9,000	13,504

	Shares	Value
Metals & Mining (continued)
Mitsubishi Materials Corp.	4,000	$ 14,017
New Gold, Inc. (G)	2,650	16,813
Newcrest Mining, Ltd. (G)	3,252	32,259
Newmont Mining Corp.	2,100	53,424
Nippon Steel & Sumitomo Metal Corp.	31,000	99,146
Norsk Hydro ASA	5,754	30,797
Nucor Corp.	1,000	49,250
Randgold Resources, Ltd.	700	58,378
Rio Tinto PLC	4,842	257,589
Rio Tinto, Ltd.	1,626	90,936
Silver Wheaton Corp.	1,500	39,473
Sumitomo Metal Mining Co., Ltd.	2,000	32,476
Teck Resources, Ltd. - Class B	2,100	47,942
ThyssenKrupp AG (G)	1,549	45,157
Turquoise Hill Resources, Ltd. (G)	16,445	55,020
Voestalpine AG (A)	563	26,793
Yamana Gold, Inc. (A)	3,200	26,331
Multi-Utilities - 0.5%
AGL Energy, Ltd.	3,330	48,607
Ameren Corp.	1,100	44,968
Canadian Utilities, Ltd. - Class A (A)	600	22,492
CenterPoint Energy, Inc.	1,900	48,526
Centrica PLC	21,915	117,242
CMS Energy Corp.	3,100	96,565
Consolidated Edison, Inc. (A)	1,600	92,384
Dominion Resources, Inc.	2,400	171,648
DTE Energy Co. (A)	700	54,509
E.ON SE	8,854	182,827
GDF Suez	5,410	148,936
National Grid PLC - Class B	12,893	185,347
NiSource, Inc. - Class B	3,000	118,020
PG&E Corp. (A)	3,100	148,862
Public Service Enterprise Group, Inc. (A)	1,200	48,948
RWE AG	1,736	74,558
SCANA Corp. (A)	1,500	80,715
Sempra Energy	1,090	114,134
Suez Environnement Co.	1,600	30,628
United Utilities Group PLC	8,508	128,424
Veolia Environnement SA (A)	2,882	54,913
Wisconsin Energy Corp. (A)	1,300	60,996
Multiline Retail - 0.3%
Canadian Tire Corp., Ltd. - Class A	800	76,750
Dollar General Corp. (G)	2,500	143,400
Dollar Tree, Inc. (G)	800	43,568
Family Dollar Stores, Inc. (A)	700	46,298
Isetan Mitsukoshi Holdings, Ltd.	1,200	15,636
Kohl’s Corp. (A)	800	42,144
Macy’s, Inc.	3,200	185,664
Marks & Spencer Group PLC	13,300	96,783
Next PLC	1,400	155,138
Nordstrom, Inc.	700	47,551
Target Corp.	2,300	133,285
Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp. - Class A	1,800	197,046
Apache Corp.	1,400	140,868
ARC Resources, Ltd. (A)	1,000	30,448
Athabasca Oil Corp. - Class A (A) (G)	1,900	13,640
Baytex Energy Corp. (A)	900	41,540
BG Group PLC	14,369	303,700

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
BP PLC	80,568	$ 709,965
Cameco Corp. - Class A (A)	2,400	47,076
Canadian Natural Resources, Ltd.	4,700	215,961
Canadian Oil Sands, Ltd. (A)	3,700	83,844
Cenovus Energy, Inc.	2,700	87,525
Chesapeake Energy Corp. (A)	7,000	217,560
Chevron Corp.	8,300	1,083,565
Cobalt International Energy, Inc. (G)	2,300	42,205
Concho Resources, Inc. (A) (G)	401	57,945
ConocoPhillips	5,300	454,369
CONSOL Energy, Inc.	1,100	50,677
Continental Resources, Inc. - Class B (A) (G)	1,482	234,215
Crescent Point Energy Corp. (A)	1,300	57,614
Denbury Resources, Inc. (A)	500	9,230
Devon Energy Corp. - Class A	900	71,460
Enbridge, Inc.	3,300	156,580
EnCana Corp.	3,100	73,444
ENI SpA - Class B	10,808	295,692
EOG Resources, Inc.	2,200	257,092
Exxon Mobil Corp.	19,815	1,994,974
Galp Energia SGPS SA - Class B	1,635	29,955
Husky Energy, Inc. (A)	2,700	87,196
Idemitsu Kosan Co., Ltd.	400	8,691
Imperial Oil, Ltd. (A)	1,300	68,506
INPEX Corp.	3,200	48,645
Inter Pipeline, Ltd. (A)	2,000	62,078
JX Holdings, Inc.	8,000	42,802
Kinder Morgan Management LLC (G)	796	62,828
Kinder Morgan, Inc.	3,325	120,565
Koninklijke Vopak NV	738	36,076
Lundin Petroleum AB (G)	1,096	22,177
Marathon Oil Corp.	1,600	63,872
Marathon Petroleum Corp.	1,000	78,070
MEG Energy Corp. (G)	1,600	58,314
Murphy Oil Corp. (A)	700	46,536
Neste Oil OYJ	697	13,600
Noble Energy, Inc.	2,600	201,396
Occidental Petroleum Corp.	2,900	297,627
OMV AG	597	26,977
ONEOK, Inc.	2,500	170,200
Origin Energy, Ltd.	2,554	35,209
Pacific Rubiales Energy Corp.	2,500	50,794
Peabody Energy Corp. (A)	1,200	19,620
Pembina Pipeline Corp. (A)	1,000	43,025
Penn West Petroleum, Ltd. (A)	4,300	41,991
Phillips 66	2,500	201,075
Pioneer Natural Resources Co.	1,200	275,772
Range Resources Corp.	600	52,170
Repsol SA - Class A	3,228	85,131
Royal Dutch Shell PLC - Class A	15,681	649,040
Royal Dutch Shell PLC - Class B	11,229	488,600
Santos, Ltd.	6,203	83,408
Showa Shell Sekiyu KK (A)	200	2,272
Southwestern Energy Co. (A) (G)	1,200	54,588
Spectra Energy Corp.	4,600	195,408
Statoil ASA	4,735	145,435
Talisman Energy, Inc.	4,400	46,513
TonenGeneral Sekiyu KK (A)	3,000	28,488
Total SA	9,376	677,619

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Tourmaline Oil Corp. (G)	824	$ 43,445
TransCanada Corp. (A)	2,600	124,097
Tullow Oil PLC	5,814	84,924
Valero Energy Corp.	1,600	80,160
Vermilion Energy, Inc. (A)	500	34,792
Williams Cos., Inc.	3,000	174,630
Woodside Petroleum, Ltd.	2,350	91,008
Paper & Forest Products - 0.1%
International Paper Co.	3,700	186,739
OJI Holdings Corp.	3,000	12,349
Stora Enso OYJ - Class R	2,963	28,847
UPM-Kymmene OYJ (A)	1,888	32,264
Personal Products - 0.1%
Beiersdorf AG	486	47,029
Estee Lauder Cos., Inc. - Class A	1,900	141,094
L’Oreal SA	986	169,914
Shiseido Co., Ltd.	900	16,409
Pharmaceuticals - 2.6%
AbbVie, Inc. - Class G	6,700	378,148
Actavis PLC (A) (G)	1,300	289,965
Allergan, Inc.	1,100	186,142
Astellas Pharma, Inc.	9,500	124,816
AstraZeneca PLC	5,530	410,787
Bayer AG	3,529	498,448
Bristol-Myers Squibb Co.	6,100	295,911
Chugai Pharmaceutical Co., Ltd.	700	19,728
Daiichi Sankyo Co., Ltd.	2,400	44,776
Eisai Co., Ltd.	900	37,704
Eli Lilly & Co.	3,800	236,246
Forest Laboratories, Inc. (G)	1,100	108,900
GlaxoSmithKline PLC	21,269	569,292
Hisamitsu Pharmaceutical Co., Inc.	300	13,415
Hospira, Inc. (A) (G)	200	10,274
Johnson & Johnson	12,294	1,286,198
Kyowa Hakko Kirin Co., Ltd. (A)	1,300	17,593
Merck & Co., Inc.	12,900	746,265
Merck KGaA	642	55,726
Mitsubishi Tanabe Pharma Corp.	2,000	29,949
Mylan, Inc. (G)	1,800	92,808
Novartis AG	9,728	880,873
NOVO Nordisk A/S - Class B	8,630	397,197
Ono Pharmaceutical Co., Ltd.	200	17,610
Orion OYJ - Class B	552	20,582
Otsuka Holdings Co., Ltd.	1,300	40,294
Perrigo Co. PLC	588	85,707
Pfizer, Inc.	31,700	940,856
Roche Holding AG	2,925	872,420
Sanofi	5,064	537,950
Santen Pharmaceutical Co., Ltd.	500	28,133
Shionogi & Co., Ltd.	1,000	20,868
Shire PLC	2,902	226,968
Sumitomo Dainippon Pharma Co., Ltd. (A)	2,000	23,000
Taisho Pharmaceutical Holdings Co., Ltd.	201	14,663
Takeda Pharmaceutical Co., Ltd.	3,300	153,069
Teva Pharmaceutical Industries, Ltd.	3,798	200,774
UCB SA	405	34,289
Valeant Pharmaceuticals International, Inc. (G)	1,200	151,753
Zoetis, Inc. - Class A	2,080	67,122

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Professional Services - 0.2%
Adecco SA (G)	1,094	$ 90,056
Bureau Veritas SA	784	21,761
Capita PLC	4,652	91,158
Experian Group, Ltd.	3,140	53,093
Intertek Group PLC	1,100	51,751
Nielsen NV	2,790	135,064
Randstad Holding NV	1,500	81,316
SGS SA	28	67,095
Verisk Analytics, Inc. - Class A (G)	800	48,016
Real Estate Investment Trusts - 0.9%
American Capital Agency Corp.	1,500	35,115
American Realty Capital Properties, Inc.	3,301	41,361
American Tower Corp. - Class A	1,400	125,972
Annaly Capital Management, Inc. (A)	7,800	89,154
Ascendas Real Estate Investment Trust	8,000	14,757
AvalonBay Communities, Inc.	300	42,657
Boston Properties, Inc.	1,200	141,816
British Land Co., PLC	8,400	100,990
CapitaCommercial Trust	11,000	14,997
CapitaMall Trust	7,000	11,087
CFS Retail Property Trust Group (A)	15,200	29,239
Corio NV	1,304	66,602
Crown Castle International Corp.	1,500	111,390
Dexus Property Group	59,000	61,754
Digital Realty Trust, Inc. (A)	500	29,160
Equity Residential	2,300	144,900
Essex Property Trust, Inc.	269	49,741
Federal Realty Investment Trust	500	60,460
Fonciere Des Regions	400	43,368
Gecina SA	205	29,895
General Growth Properties, Inc.	6,114	144,046
Goodman Group (A)	14,735	70,166
GPT Group	7,080	25,636
HCP, Inc.	3,100	128,278
Health Care REIT, Inc.	700	43,869
Host Hotels & Resorts, Inc.	7,000	154,070
ICADE	493	52,858
Japan Real Estate Investment Corp.	6	34,944
Japan Retail Fund Investment Corp. - Class A	8	17,989
Kimco Realty Corp.	1,900	43,662
Klepierre	583	29,709
Land Securities Group PLC	4,245	75,264
Link REIT	8,000	43,043
Macerich Co. - Class A	600	40,050
Mirvac Group	20,200	34,000
Nippon Building Fund, Inc. (A)	4	23,375
ProLogis, Inc. - Class A	3,000	123,270
Public Storage	1,000	171,350
RioCan Real Estate Investment Trust	800	20,475
Scentre Group (G)	31,775	95,878
Simon Property Group, Inc.	1,100	182,908
SL Green Realty Corp.	700	76,587
Stockland (A)	15,671	57,335
Unibail-Rodamco SE	369	107,345
Ventas, Inc.	2,200	141,020
Vornado Realty Trust - Class A	1,300	138,749
Westfield Corp.	7,948	53,586
Weyerhaeuser Co. (A)	1,800	59,562

	Shares	Value
Real Estate Management & Development - 0.3%
Aeon Mall Co., Ltd. - Class A	600	$ 15,808
Brookfield Asset Management, Inc. - Class A	2,000	88,112
CapitaLand, Ltd.	11,000	28,230
Cheung Kong Holdings, Ltd.	6,000	106,369
City Developments, Ltd.	362	2,970
Daito Trust Construction Co., Ltd.	200	23,513
Daiwa House Industry Co., Ltd.	2,000	41,459
Global Logistic Properties, Ltd. - Class L	13,000	28,150
Hang Lung Properties, Ltd.	13,000	40,088
Henderson Land Development Co., Ltd.	4,840	28,352
Hulic Co., Ltd.	1,700	22,403
Hysan Development Co., Ltd.	4,389	20,613
IMMOFINANZ AG (G)	3,896	13,764
Keppel Land, Ltd.	8,000	21,686
Kerry Properties, Ltd.	6,000	20,979
Mitsubishi Estate Co., Ltd.	5,200	128,377
Mitsui Fudosan Co., Ltd.	3,200	107,904
New World Development Co., Ltd.	24,000	27,312
Nomura Real Estate Holdings, Inc.	700	13,246
Sino Land Co., Ltd.	15,200	24,946
Sumitomo Realty & Development Co., Ltd.	1,900	81,529
Sun Hung Kai Properties, Ltd.	6,000	82,370
Swire Pacific, Ltd. - Series A	2,500	30,756
Swire Properties, Ltd.	8,000	23,379
Tokyu Fudosan Holdings Corp.	4,000	31,548
UOL Group, Ltd.	4,000	20,916
Wharf Holdings, Ltd.	6,000	43,353
Wheelock & Co., Ltd.	4,000	16,825
Road & Rail - 0.4%
Aurizon Holdings, Ltd.	13,914	65,339
Canadian National Railway Co.	3,200	208,125
Canadian Pacific Railway, Ltd. (A)	700	126,814
Central Japan Railway Co.	618	88,151
ComfortDelGro Corp., Ltd.	7,000	14,035
CSX Corp.	2,400	73,944
DSV A/S	915	29,829
East Japan Railway Co.	1,400	110,267
Hankyu Hanshin Holdings, Inc.	2,900	16,546
Kansas City Southern (A)	500	53,755
Keikyu Corp.	3,000	26,948
Keio Corp.	2,000	15,715
Keisei Electric Railway Co., Ltd.	1,600	15,936
Kintetsu Corp.	7,000	25,497
MTR Corp., Ltd.	4,000	15,431
Nippon Express Co., Ltd.	3,000	14,540
Norfolk Southern Corp.	800	82,424
Odakyu Electric Railway Co., Ltd. (A)	2,000	19,249
Tobu Railway Co., Ltd.	4,000	20,927
Tokyu Corp.	3,000	21,263
Union Pacific Corp.	3,400	339,150
West Japan Railway Co.	720	31,698
Semiconductors & Semiconductor Equipment - 0.6%
Advantest Corp. (A)	1,200	14,830
Altera Corp.	1,100	38,236
Analog Devices, Inc. - Class A	1,000	54,070
Applied Materials, Inc. - Class A	9,700	218,735
ARM Holdings PLC	6,042	91,098
ASM Pacific Technology, Ltd. (A)	1,178	12,866
ASML Holding NV	1,528	142,297

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Avago Technologies, Ltd. - Class A	1,100	$ 79,277
Broadcom Corp. - Class A	3,300	122,496
Infineon Technologies AG	7,649	95,615
Intel Corp.	21,300	658,170
KLA-Tencor Corp.	700	50,848
Marvell Technology Group, Ltd.	2,500	35,825
Maxim Integrated Products, Inc. - Class A	1,300	43,953
Micron Technology, Inc. (G)	4,600	151,570
NVIDIA Corp.	4,100	76,014
ROHM Co., Ltd.	900	51,616
STMicroelectronics NV - Class B	4,800	43,064
Texas Instruments, Inc.	4,200	200,718
Tokyo Electron, Ltd.	600	40,559
Xilinx, Inc.	1,100	52,041
Software - 1.0%
Activision Blizzard, Inc.	9,100	202,930
Adobe Systems, Inc. (G)	4,000	289,440
Autodesk, Inc. (G)	900	50,742
CA, Inc.	1,500	43,110
Citrix Systems, Inc. (G)	1,300	81,315
Dassault Systemes	242	31,136
Gemalto NV (A)	600	62,194
GungHo Online Entertainment, Inc. (A)	10,000	64,557
Intuit, Inc.	2,300	185,219
Konami Corp. (A)	1,200	26,522
Microsoft Corp.	33,800	1,409,460
Nexon Co., Ltd.	2,400	22,909
NICE Systems, Ltd.	371	15,158
Nintendo Co., Ltd.	400	47,875
Oracle Corp.	16,800	680,904
Oracle Corp.	300	13,119
Red Hat, Inc. (G)	600	33,162
Sage Group PLC	7,890	51,865
Salesforce.com, Inc. (A) (G)	3,600	209,088
SAP AG	3,935	303,894
Symantec Corp.	6,900	158,010
Trend Micro, Inc.	400	13,168
VMware, Inc. - Class A (G)	1,100	106,491
Xero, Ltd. (A) (G)	400	9,102
Specialty Retail - 0.6%
ABC-Mart, Inc. (A)	400	21,401
AutoZone, Inc. (G)	300	160,872
Bed Bath & Beyond, Inc. (A) (G)	1,800	103,284
Fast Retailing Co., Ltd.	200	65,801
Gap, Inc. - Class A (A)	4,000	166,280
Hennes & Mauritz AB - Class B	3,974	173,673
Home Depot, Inc.	6,500	526,240
Inditex SA	932	143,444
Kingfisher PLC	10,833	66,557
L Brands, Inc.	800	46,928
Lowe’s Cos., Inc.	4,500	215,955
Nitori Holdings Co., Ltd.	900	49,218
O’Reilly Automotive, Inc. (G)	400	60,240
PetSmart, Inc. - Class A (A)	800	47,840
Ross Stores, Inc.	600	39,678
Sanrio Co., Ltd. (A)	300	8,715
Shimamura Co., Ltd.	300	29,495
Staples, Inc. (A)	2,500	27,100
Tiffany & Co. (A)	500	50,125

	Shares	Value
Specialty Retail (continued)
TJX Cos., Inc.	2,700	$ 143,505
USS Co., Ltd.	2,700	46,082
Yamada Denki Co., Ltd. (A)	7,200	25,657
Textiles, Apparel & Luxury Goods - 0.4%
adidas AG	924	93,589
Burberry Group PLC	5,118	129,895
Christian Dior SA	182	36,211
CIE Financiere Richemont SA	1,908	200,202
Coach, Inc. - Class A (A)	2,400	82,056
Fossil Group, Inc. (G)	320	33,446
Gildan Activewear, Inc. - Class A	600	35,352
Hugo Boss AG - Class A	400	59,784
Kering	240	52,630
Li & Fung, Ltd. (A)	20,000	29,676
Lululemon Athletica, Inc. (A) (G)	234	9,472
Luxottica Group SpA	871	50,414
LVMH Moet Hennessy Louis Vuitton SA	1,261	243,118
Michael Kors Holdings, Ltd. (A) (G)	830	73,580
NIKE, Inc. - Class B	2,600	201,630
Pandora A/S	300	23,003
Ralph Lauren Corp. - Class A	700	112,483
Swatch Group AG	346	121,219
V.F. Corp.	2,800	176,400
Tobacco - 0.5%
Altria Group, Inc.	7,400	310,356
British American Tobacco PLC	8,243	490,644
Imperial Tobacco Group PLC	3,581	161,180
Japan Tobacco, Inc.	4,678	170,533
Lorillard, Inc.	2,100	128,037
Philip Morris International, Inc.	7,200	607,032
Reynolds American, Inc. - Class A	3,000	181,050
Swedish Match AB	871	30,243
Trading Companies & Distributors - 0.3%
Brenntag AG	300	53,608
Bunzl PLC	2,400	66,621
Fastenal Co. (A)	2,700	133,623
Finning International, Inc.	1,900	53,133
ITOCHU Corp.	6,000	77,054
Marubeni Corp.	6,400	46,813
Mitsubishi Corp.	5,900	122,712
Mitsui & Co., Ltd.	7,400	118,628
Noble Group, Ltd.	31,000	34,061
Rexel SA	1,700	39,759
Sumitomo Corp. (A)	4,100	55,366
Toyota Tsusho Corp.	600	17,253
Wolseley PLC	1,230	67,424
WW Grainger, Inc. (A)	600	152,562
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	2,417	55,618
Aeroports de Paris - Class A	224	29,513
Atlantia SpA	2,254	64,259
Auckland International Airport, Ltd.	4,656	15,899
Hutchison Port Holdings Trust (A)	36,000	25,920
Kamigumi Co., Ltd.	2,000	18,400
Sydney Airport	2,536	10,091
Transurban Group (A)	10,934	76,192
Water Utilities - 0.0% (C)
American Water Works Co., Inc.	1,100	54,395
Severn Trent PLC	1,500	49,596

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Wireless Telecommunication Services - 0.3%
KDDI Corp.	2,543	$ 155,108
Millicom International Cellular SA - Class B SDR	229	20,975
NTT DOCOMO, Inc.	6,500	111,130
Rogers Communications, Inc. - Class B (A)	1,700	68,411
SBA Communications Corp. - Class A (G)	700	71,610
Softbank Corp.	4,100	305,279
Sprint Corp. (A) (G)	4,100	34,973
StarHub, Ltd.	2,000	6,688
Tele2 AB - Class B	1,910	22,498
Vodafone Group PLC	113,942	380,251

Total Common Stocks (cost $104,801,642)		145,660,617

RIGHT - 0.0% (C)
Diversified Telecommunication Services - 0.0% (C)
HKT Trust and HKT, Ltd.	2,520	732

Total Right (cost $0)		732

WARRANT - 0.0% (C)
Real Estate Management & Development - 0.0% (C)
Sun Hung Kai Properties, Ltd. (G) Expiration: 04/22/2016 Exercise Price: HKD 98.60	500	653

Total Warrant (cost $0)		653

	Shares	Value
INVESTMENT COMPANY - 2.0%
Capital Markets - 2.0%
SPDR S&P 500 ETF Trust	39,417	$ 7,714,695

Total Investment Company (cost $7,552,605)		7,714,695

SECURITIES LENDING COLLATERAL - 4.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (F)	19,397,427	19,397,427

Total Securities Lending Collateral (cost $19,397,427)		19,397,427

	Principal	Value
REPURCHASE AGREEMENT - 18.1%
State Street Bank & Trust Co. 0.01% (F), dated 06/30/2014, to be repurchased at $70,930,210 on 07/01/2014. Collateralized by U.S. Government Agency Obligations, 3.00% - 3.50%, due 07/25/2037 - 11/25/2038, and with a total value of $72,351,548.	$ 70,930,191	70,930,191

Total Repurchase Agreement (cost $70,930,191)		70,930,191

Total Investment Securities (cost $391,558,561) (I)		437,283,481
Other Assets and Liabilities - Net - (11.4)%		(44,874,257)

Net Assets - 100.0%		$ 392,409,224

CENTRALLY CLEARED SWAP AGREEMENTS: (J) (K)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION:
Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American High Yield Index - Series 22	5.00%	06/20/2019	$5,702,400	$ (502,528)	$ (475,010)	$(27,518)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION:
Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American High Yield Index - Series 22	5.00%	06/20/2019	$5,702,400	$ 502,528	$ 399,168	$103,360

OVER THE COUNTER SWAP AGREEMENTS: (L)
TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (M)
Reference Entity	Floating Rate	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
SPDR S&P 500 ETF Trust	USD-1M-LIBOR BBA	06/15/2015	BOA	16,315	$22,887	$0	$22,887
SPDR S&P 500 ETF Trust	USD-1M-LIBOR BBA	06/15/2015	BOA	12,614	17,694	0	17,694

					$40,581	$0	$40,581

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

FUTURES CONTRACTS: (N)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Long	67	09/19/2014	$20,456
5-Year U.S. Treasury Note	Long	17	09/30/2014	(2,533)
EURO STOXX 50 Index	Long	108	09/19/2014	(53,511)
FTSE 100 Index	Short	(24)	09/19/2014	14,488
Hang Seng Index	Short	(8)	07/30/2014	(18,299)
Long U.S. Treasury Bond	Long	18	09/19/2014	18,255
MSCI EAFE Mini Index	Long	3	09/19/2014	400
S&P 500 E-Mini Index	Long	3	09/19/2014	1,198
S&P/TSX 60 Index	Short	(9)	09/18/2014	(7,022)
SPI 200 Index	Short	(23)	09/18/2014	9,588
TOPIX Index	Long	44	09/11/2014	79,831
Ultra Long U.S. Treasury Bond	Long	24	09/19/2014	62,027

				$124,878

FORWARD FOREIGN CURRENCY CONTRACTS: (L)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	BNP	(826,000)	09/17/2014	$(771,181)	$(3,358)
AUD	CITI	(2,046,000)	09/17/2014	(1,902,878)	(15,652)
CAD	HSBC	(584,000)	09/17/2014	(534,219)	(12,026)
CAD	HSBC	(963,000)	09/17/2014	(895,389)	(5,354)
CHF	BCLY	(1,160,000)	09/17/2014	(1,299,139)	(9,815)
CHF	CSFB	(233,000)	09/17/2014	(259,200)	(3,719)
EUR	DUB	(637,000)	09/17/2014	(862,861)	(9,641)
GBP	BCLY	(250,000)	09/17/2014	(420,253)	(7,321)
GBP	CSFB	(549,000)	09/17/2014	(919,303)	(19,648)
GBP	UBS	(872,000)	09/17/2014	(1,478,533)	(12,843)
JPY	BNP	(511,732,000)	09/17/2014	(5,024,152)	(30,107)
JPY	HSBC	(260,129,000)	09/17/2014	(2,541,985)	(27,249)
JPY	RBS	(87,871,000)	09/17/2014	(857,454)	(10,428)

					$(167,161)

INVESTMENTS BY COUNTRY :	Percentage of Total Investment Securities	Value
United States	62.8%	$274,404,693
United Kingdom	3.2	14,128,246
Japan	2.8	12,076,754
France	1.4	6,105,224
Germany	1.4	6,011,237
Canada	1.4	5,933,725
Switzerland	1.3	5,509,825
Australia	1.1	4,929,118
Netherlands	0.6	2,474,068
Spain	0.5	2,347,784
Sweden	0.4	1,829,771
Hong Kong	0.4	1,687,865
Supranational	0.4	1,655,192
Italy	0.3	1,479,802
Mexico	0.2	893,350
Singapore	0.2	870,677
Denmark	0.2	857,901
Belgium	0.2	832,748

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

INVESTMENTS BY COUNTRY (continued):	Percentage of Total Investment Securities		Value
Israel	0.1%		$652,091
Finland	0.1		506,086
Austria	0.1		493,013
Norway	0.1		473,824
Cayman Islands	0.1		268,011
Ireland	0.0	(C)	184,286
Bermuda	0.0	(C)	164,037
Portugal	0.0	(C)	106,394
New Zealand	0.0	(C)	80,141

Investment Securities, at Value	79.3		346,955,863
Short-Term Investments	20.7		90,327,618

Total Investments	100.0%		$437,283,481

VALUATION SUMMARY: (O)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$77,834,343	$—	$77,834,343
U.S. Government Agency Obligations	—	65,181,547	—	65,181,547
Foreign Government Obligations	—	2,898,842	—	2,898,842
Mortgage-Backed Securities	—	2,372,416	—	2,372,416
Municipal Government Obligation	—	174,218	—	174,218
Preferred Corporate Debt Security	—	100,050	—	100,050
Corporate Debt Securities	—	44,112,064	—	44,112,064
Convertible Bonds	—	227,824	—	227,824
Convertible Preferred Stocks	281,430	131,053	—	412,483
Preferred Stocks	125,086	140,293	—	265,379
Common Stocks	86,209,814	59,450,803	—	145,660,617
Right	—	732	—	732
Warrant	—	653	—	653
Investment Company	7,714,695	—	—	7,714,695
Securities Lending Collateral	19,397,427	—	—	19,397,427
Repurchase Agreement	—	70,930,191	—	70,930,191
Total Investment Securities	$113,728,452	$323,555,029	$—	$437,283,481

Derivative Financial Instruments
Credit Default Swap Agreements	$—	$502,528	$—	$502,528
Total Return Swap Agreements	—	40,581	—	40,581
Futures Contracts (P)	206,243	—	—	206,243
Total Derivative Financial Instruments	$206,243	$543,109	$—	$749,352

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
LIABILITIES
Derivative Financial Instruments
Credit Default Swap Agreements	$—	$(502,528)	$—	$(502,528)
Futures Contracts (P)	(81,365)	—	—	(81,365)
Forward Foreign Currency Contracts (P)	—	(167,161)	—	(167,161)
Total Derivative Financial Instruments	$(81,365)	$(669,689)	$—	$(751,054)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $18,834,895. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of June 30, 2014.
(C)	Percentage rounds to less than 0.1%.
(D)	The security has a perpetual maturity. The date shown is the next call date.
(E)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of June 30, 2014. Maturity date disclosed is the ultimate maturity date.
(F)	Rate shown reflects the yield at June 30, 2014.
(G)	Non-income producing security.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $29,817, or 0.01% of the portfolio’s net assets.
(I)	Aggregate cost for federal income tax purposes is $391,558,561. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $48,692,867 and $2,967,947, respectively. Net unrealized appreciation for tax purposes is $45,724,920.
(J)	Cash in the amount of $212,904 has been segregated by the broker with the custodian as collateral for centrally cleared swaps.
(K)	Cash in the amount of $673,612 has been segregated by the custodian with the broker as collateral for centrally cleared swaps.
(L)	Cash in the amount of $70,000 has been segregated by the broker with the custodian as collateral for open swap and/or forward foreign currency contracts.
(M)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(N)	Cash in the amount of $1,097,243 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(O)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(P)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

ADR	American Depositary Receipt
BBA	British Bankers’ Association
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citigroup, Inc.
CSFB	Credit Suisse First Boston
CVA	Dutch Certificate-Depositary Receipt
DUB	Deutsche Bank AG
HSBC	HSBC Bank USA
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
RBS	Royal Bank of Scotland Group PLC
RSP	Risparmio Shares
SDR	Swedish Depositary Receipt
TBA	To Be Announced
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	United States Dollar

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment securities, at value (cost: $320,628,370) (including securities loaned of $18,834,895)	$366,353,290
Repurchase agreement, at value (cost: $70,930,191)	70,930,191
Cash on deposit with broker	1,770,855
Foreign currency, at value (cost: $257,802)	258,642
Cash	660
OTC swap agreements, at value	40,581
Receivables:
Shares sold	108,478
Investment securities sold	4,757,959
Interest	1,174,780
Dividends	285,870
Dividend reclaims	56,334
Securities lending income (net)	10,225
Variation margin receivable on derivative financial instruments	116,910
Prepaid expenses	11,735

Total assets	445,876,510

Liabilities:
Cash deposit due to broker	282,904
Accounts payable and accrued liabilities:
Shares redeemed	30,739
Investment securities purchased	33,210,732
Management and advisory fees	242,212
Distribution and service fees	74,864
Administration fees	8,271
Transfer agent fees	1,029
Trustees fees	352
Audit and tax fees	12,886
Legal fees	5,331
Printing and shareholder reports fees	31,223
Other	2,155
Collateral for securities on loan	19,397,427
Unrealized depreciation on forward foreign currency contracts	167,161

Total liabilities	53,467,286

Net assets	$392,409,224

Net assets consist of:
Capital stock ($0.01 par value)	$415,239
Additional paid-in capital	370,651,624
Undistributed (distributions in excess of) net investment income (loss)	5,273,249
Undistributed (accumulated) net realized gain (loss)	(29,737,039)
Net unrealized appreciation (depreciation) on:
Investment securities	45,724,920
Futures contracts	124,878
Swap agreements	116,423
Translation of assets and liabilities denominated in foreign currencies	(160,070)

Net assets	$392,409,224

Net assets by class:
Initial Class	$37,017,066
Service Class	355,392,158

Shares outstanding:
Initial Class	3,890,702
Service Class	37,633,234

Net asset value and offering price per share:
Initial Class	$9.51
Service Class	9.44

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income (net of withholding taxes on foreign dividends of $131,497)	$2,427,856
Interest income	1,951,904
Securities lending income (net)	69,877

Total investment income	4,449,637

Expenses:
Management and advisory	1,384,412
Distribution and service:
Service Class	426,796
Administration	47,229
Transfer agent	2,926
Trustees	6,624
Audit and tax	12,611
Custody	111,849
Legal	7,353
Printing and shareholder reports	33,154
Other	15,303

Total expenses	2,048,257

Net investment income (loss)	2,401,380

Net realized gain (loss) on transactions from:
Investment securities	685,185
Futures contracts	907,601
Written options and swaptions	31,280
Swap agreements	308,774
Foreign currency transactions	(17,729)

Net realized gain (loss)	1,915,111

Net change in unrealized appreciation (depreciation) on:
Investment securities	10,805,323
Futures contracts	272,018
Swap agreements	295,049
Translation of assets and liabilities denominated in foreign currencies	(356,930)

Net change in unrealized appreciation (depreciation)	11,015,460

Net realized and change in unrealized gain (loss)	12,930,571

Net increase (decrease) in net assets resulting from operations	$15,331,951

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$2,401,380	$2,499,788
Net realized gain (loss)	1,915,111	3,516,973
Net change in unrealized appreciation (depreciation)	11,015,460	18,369,415
Net increase (decrease) in net assets resulting from operations	15,331,951	24,386,176

Distributions to shareholders:
Net investment income:
Initial Class	—	(429,563)
Service Class	—	(3,228,543)
Total distributions from net investment income	—	(3,658,106)
Total distributions to shareholders	—	(3,658,106)

Capital share transactions:
Proceeds from shares sold:
Initial Class	2,257,879	5,247,105
Service Class	10,987,846	56,690,025
	13,245,725	61,937,130
Dividends and distributions reinvested:
Initial Class	—	429,563
Service Class	—	3,228,543
	—	3,658,106
Cost of shares redeemed:
Initial Class	(3,170,556)	(8,663,326)
Service Class	(10,761,774)	(42,220,280)
	(13,932,330)	(50,883,606)
Net increase (decrease) in net assets resulting from capital share transactions	(686,605)	14,711,630
Net increase (decrease) in net assets	14,645,346	35,439,700

Net assets:
Beginning of period/year	377,763,878	342,324,178
End of period/year	$392,409,224	$377,763,878
Undistributed (distributions in excess of) net investment income (loss)	$5,273,249	$2,871,869

Share activity:
Shares issued:
Initial Class	243,846	591,380
Service Class	1,190,083	6,417,792
	1,433,929	7,009,172
Shares issued-reinvested from dividends and distributions:
Initial Class	—	49,093
Service Class	—	370,671
	—	419,764
Shares redeemed:
Initial Class	(341,330)	(975,569)
Service Class	(1,174,781)	(4,770,436)
	(1,516,111)	(5,746,005)
Net increase (decrease) in shares outstanding:
Initial Class	(97,484)	(335,096)
Service Class	15,302	2,018,027
	(82,182)	1,682,931

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$9.13		$8.62	$8.19	$8.11	$7.86	$6.21
Investment operations
Net investment income (loss) (A)	0.07		0.08	0.08	0.11	0.11	0.19
Net realized and unrealized gain (loss)	0.31		0.53	0.42	0.04	0.59	1.73
Total investment operations	0.38		0.61	0.50	0.15	0.70	1.92
Distributions
Net investment income	—		(0.10)	(0.07)	(0.07)	(0.45)	(0.27)
Total distributions	—		(0.10)	(0.07)	(0.07)	(0.45)	(0.27)
Net asset value
End of period/year	$9.51		$9.13	$8.62	$8.19	$8.11	$7.86
Total return (B)	4.16	%(C)	7.18%	6.14%	1.81%	9.29%	31.30%
Net assets end of period/year (000’s)	$37,017		$36,414	$37,259	$43,427	$52,004	$125,132
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.86	%(D)	0.86%	0.89%	1.00%	1.04%	0.82%
Before (waiver/reimbursement) recapture	0.86	%(D)	0.86%	0.89%	0.99%	1.05%	0.82%
Net investment income (loss) to average net assets	1.50	%(D)	0.91%	0.97%	1.27%	1.41%	2.82%
Portfolio turnover rate	15	%(C)	31%	26%	24%	149%	168%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Service Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$9.07		$8.57	$8.16	$8.09	$7.84	$6.18
Investment operations
Net investment income (loss) (A)	0.06		0.06	0.06	0.08	0.07	0.17
Net realized and unrealized gain (loss)	0.31		0.53	0.41	0.05	0.62	1.73
Total investment operations	0.37		0.59	0.47	0.13	0.69	1.90
Distributions
Net investment income	—		(0.09)	(0.06)	(0.06)	(0.44)	(0.24)
Total distributions	—		(0.09)	(0.06)	(0.06)	(0.44)	(0.24)
Net asset value
End of period/year	$9.44		$9.07	$8.57	$8.16	$8.09	$7.84
Total return (B)	4.08	%(C)	6.89%	5.80%	1.66%	9.15%	31.16%
Net assets end of period/year (000’s)	$355,392		$341,350	$305,065	$221,193	$40,322	$12,160
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.11	%(D)	1.11%	1.14%	1.25%	1.29%	1.07%
Before (waiver/reimbursement) recapture	1.11	%(D)	1.11%	1.14%	1.24%	1.30%	1.07%
Net investment income (loss) to average net assets	1.25	%(D)	0.66%	0.73%	0.98%	0.90%	2.48%
Portfolio turnover rate	15	%(C)	31%	26%	24%	149%	168%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica AllianceBernstein Dynamic Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Open forward foreign currency contracts at June 30, 2014, if any, are listed in the Schedule of Investments.

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2014, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). Centrally cleared swaps listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swaps the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses in the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swaps to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swaps, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Total return swap agreements: The Portfolio is subject to commodity, equity, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing its investment objective. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.

The open centrally cleared swap agreements at June 30, 2014, if any, are listed in the Schedule of Investments. The centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio, if applicable, and is included in the Statement of Assets and Liabilities.

The open OTC swap agreements at June 30, 2014, if any, are listed in the Schedule of Investments. The value, as applicable, is included in the Statement of Assets and Liabilities.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Open balances, if any, are included in the payable or receivable for investments purchased or sold in the Statement of Assets and Liabilities.

When-Issued, forward delivery securities and delayed delivery settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Delayed delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. Government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses on the security.

Open trades, if any, are included in the When-issued securities purchased in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trusts (“REITs”): Dividend income related to a REIT is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage passthroughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage passthroughs include TBA securities and mortgage passthrough certificates. Generally, TBA securities and mortgage passthroughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $250 million	0.750%
Over $250 million	0.700%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
1.00%	May 1, 2015

Prior to May 1, 2014, the expense limit was 1.15%.

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$39,948,223
U.S. Government	11,973,701

Proceeds from maturities and sales of securities:
Long-term	27,962,019
U.S. Government	16,587,174

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at December 31, 2013	Ending number of positions at June 30, 2014	Average number of positions (A)
Futures contracts	17	12	15
Purchased options and swaptions	5	—	5	(B)
Swap agreements	8	4	6
Forward foreign currency contracts	15	13	18

(A)	Calculated based on positions held at each month end during the current period.
(B)	Although there were no open positions at the beginning and/or the end of the period the Portfolio periodically invested in this derivative during the period.

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Total
Asset derivatives
Unrealized appreciation on futures contracts (A) (B)	$100,738	$—	$—	$105,505	$206,243
Swap agreements, at value (A)	—	—	502,528	40,581	543,109
Total gross amount of assets (C)	$100,738	$—	$502,528	$146,086	$749,352
Liability derivatives
Unrealized depreciation on futures contracts (A) (B)	$(2,533)	$—	$—	$(78,832)	$(81,365)
Swap agreements, at value (A)	—	—	(502,528)	—	(502,528)
Unrealized depreciation on forward foreign currency contracts	—	(167,161)	—	—	(167,161)
Total gross amount of liabilities (C)	$(2,533)	$(167,161)	$(502,528)	$(78,832)	$(751,054)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Includes cumulative appreciation (depreciation) on futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

The following tables present the Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2014:

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Financial Assets and Derivative Assets, and Collateral Received as of June 30, 2014:

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Received (B)	Net Amount (not less than $0)
Bank of America	$40,581	$—	$—	$40,581
Other Derivatives (C)	708,771	—	—	708,771
Total	$749,352	$—	$—	$749,352

Financial Liabilities and Derivative Liabilities, and Collateral Pledged as of June 30, 2014:

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Pledged (B)	Net Amount (not less than $0)
Barclays Bank PLC	$17,136	$—	$—	$17,136
BNP Paribas SA	33,465	—	—	33,465
Citibank, N.A.	15,652	—	—	15,652
Deutsche Bank AG	9,641	—	—	9,641
HSBC Bank USA	44,629	—	—	44,629
Royal Bank of Scotland PLC	10,428	—	—	10,428
UBS AG	12,843	—	—	12,843
Other Derivatives (C)	607,260	—	—	607,260
Total	$751,054	$—	$—	$751,054

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on purchased options and swaptions (A)	$(354,265)	$—	$—	$(455,052)	$(809,317)
Net realized gain (loss) on futures contracts	998,079	—	—	(90,478)	907,601
Net realized gain (loss) on written options and swaptions	—	—	—	31,280	31,280
Net realized gain (loss) on swap agreements	249,934	—	(20,328)	79,168	308,774
Net realized gain (loss) on forward foreign currency contracts (B)	—	(21,575)	—	—	(21,575)

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Total
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options and swaptions (C)	$(168,251)	$—	$—	$—	$(168,251)
Net change in unrealized appreciation (depreciation) on futures contracts	515,625	—	—	(243,607)	272,018
Net change in unrealized appreciation (depreciation) on swap agreements	248,404	—	75,842	(29,197)	295,049
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (D)	—	(361,796)	—	—	(361,796)
Total	$1,489,526	$(383,371)	$55,514	$(707,886)	$453,783

(A)	Included within Net realized gain (loss) on transactions from Investment securities.
(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.
(D)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica AllianceBernstein Dynamic Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and AllianceBernstein L.P. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 5-year period, in line with the median for the past 1-year period and below the median for the past 3- and 10-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was above its composite benchmark for the past 5-year period and below its composite benchmark for the past 1-, 3- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward. The Board also noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica AllianceBernstein Dynamic Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Conservative VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica Asset Allocation - Conservative VP
Initial Class	$1,000.00	$1,019.50	$0.75	$1,024.10	$0.75	0.15%
Service Class	1,000.00	1,017.90	2.00	1,022.80	2.01	0.40

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Fixed Income	44.6%
U.S. Equity	39.5
Global/International Equity	8.0
Tactical and Specialty	3.5
Alternative Investments	3.1
Repurchase Agreement	1.4
Inflation-Protected Securities	0.0 *
Other Assets and Liabilities - Net	(0.1)
Total	100.0%

*	Percentage rounds to less than 0.1%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.7%
Alternative Investments - 3.1%
Transamerica MLP & Energy Income (A)	4,286,854	$ 52,213,883
Fixed Income - 44.6%
Transamerica Core Bond (A)	6,999,749	71,187,448
Transamerica Flexible Income (A)	4,698,456	44,870,250
Transamerica Floating Rate (A)	2,638,934	26,547,678
Transamerica Global Bond (A)	1,928,640	20,000,000
Transamerica High Yield Bond (A)	6,819,425	67,853,282
Transamerica Intermediate Bond (A)	5,934,718	60,000,000
Transamerica Money Market (A)	473,090	473,090
Transamerica PIMCO Total Return VP (B)	4,578,022	53,883,316
Transamerica Short-Term Bond (A)	32,600,231	334,152,372
Transamerica Voya Intermediate Bond VP (B) (C)	400,000	4,036,000
Transamerica Voya Limited Maturity Bond VP (B) (C)	7,100,000	71,497,000
Global/International Equity - 8.0%
Transamerica Clarion Global Real Estate Securities VP (B)	1,467,889	19,141,276
Transamerica Developing Markets Equity (A)	1,384,515	17,444,888
Transamerica Income & Growth (A)	3,805,461	43,077,823
Transamerica International Equity (A)	1,016,058	19,477,836
Transamerica International Small Cap (A)	1,697,543	18,520,198
Transamerica International Small Cap Value (A)	1,371,666	17,900,237
Inflation-Protected Securities - 0.0% (D)
Transamerica Real Return TIPS (A)	64,103	616,033
Tactical and Specialty - 3.5%
Transamerica Bond (A)	5,488,671	59,881,398
U.S. Equity - 39.5%
Transamerica Capital Growth (A)	1,007,313	16,298,327
Transamerica Concentrated Growth (A) (C)	4,175,553	66,683,583
Transamerica Dividend Focused (A)	3,185,755	41,765,253
Transamerica Growth Opportunities (A)	2,415,711	28,746,964

	Shares	Value
U.S. Equity (continued)
Transamerica Jennison Growth VP (B)	3,914,675	$ 43,766,063
Transamerica JPMorgan Mid Cap Value VP (B)	4,584,322	104,247,484
Transamerica Large Cap Value (A)	6,422,763	85,101,609
Transamerica Select Equity (A)	5,504,749	76,240,769
Transamerica Small Cap Core (A)	120,379	1,320,562
Transamerica Small Cap Growth (A)	5,428,570	70,299,978
Transamerica Small Cap Value (A)	4,572,531	61,500,542
Transamerica T. Rowe Price Small Cap VP (B)	569,613	8,327,741
Transamerica Voya Mid Cap Opportunities VP (B) (C)	2,186,847	26,460,851
Transamerica WMC Diversified Growth VP (B)	1,158,189	38,301,321

Total Investment Companies (cost $1,539,179,680)		1,671,835,055

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.01% (E), dated 06/30/2014, to be repurchased at $23,445,582 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $23,918,856.	$ 23,445,575	23,445,575

Total Repurchase Agreement (cost $23,445,575)		23,445,575

Total Investment Securities (cost $1,562,625,255) (F)		1,695,280,630
Other Assets and Liabilities - Net - (0.1)%		(1,515,669)

Net Assets - 100.0%		$ 1,693,764,961

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Investment Companies	$1,671,835,055	$—	$—	$1,671,835,055
Repurchase Agreement	—	23,445,575	—	23,445,575
Total Investment Securities	$1,671,835,055	$23,445,575	$—	$1,695,280,630

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of the Transamerica Series Trust.
(C)	Non-income producing security.
(D)	Percentage rounds to less than 0.1%.
(E)	Rate shown reflects the yield at June 30, 2014.
(F)	Aggregate cost for federal income tax purposes is $1,562,625,255. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $136,772,924 and $4,117,549, respectively. Net unrealized appreciation for tax purposes is $132,655,375.
(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Conservative VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Affiliated investment companies, at value (cost: $1,539,179,680)	$1,671,835,055
Repurchase agreement, at value (cost: $23,445,575)	23,445,575
Receivables:
Shares sold	63,526
Interest	6
Dividends	124,257
Prepaid expenses	26,700

Total assets	1,695,495,119

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	1,212,837
Management and advisory fees	143,135
Distribution and service fees	273,182
Administration fees	25,049
Transfer agent fees	4,891
Trustees fees	1,553
Audit and tax fees	9,864
Custody fees	556
Legal fees	25,707
Printing and shareholder reports fees	22,483
Other	10,901

Total liabilities	1,730,158

Net assets	$1,693,764,961

Net assets consist of:
Capital stock ($0.01 par value)	$1,483,230
Additional paid-in capital	1,480,426,449
Undistributed (distributions in excess of) net investment income (loss)	53,135,936
Undistributed (accumulated) net realized gain (loss)	26,063,971
Net unrealized appreciation (depreciation) on:
Affiliated investment companies	132,655,375

Net assets	$1,693,764,961

Net assets by class:
Initial Class	$399,191,920
Service Class	1,294,573,041

Shares outstanding:
Initial Class	34,665,159
Service Class	113,657,791

Net asset value and offering price per share:
Initial Class	$11.52
Service Class	11.39

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income from affiliated investment companies	$14,100,307
Interest income	1,381

Total investment income	14,101,688

Expenses:
Management and advisory	841,934
Distribution and service:
Service Class	1,594,350
Administration	147,338
Transfer agent	13,372
Trustees	29,651
Audit and tax	17,681
Custody	24,738
Legal	34,080
Printing and shareholder reports	51,124
Other	66,339

Total expenses	2,820,607

Net investment income (loss)	11,281,081

Net realized gain (loss) on transactions from:
Affiliated investment companies	24,444,470
Distributions from affiliated investment companies	4,554,559
Futures contracts	(29,265,012)

Net realized gain (loss)	(265,983)

Net change in unrealized appreciation (depreciation) on:
Affiliated investment companies	20,109,450
Futures contracts	(707,690)

Net change in unrealized appreciation (depreciation)	19,401,760

Net realized and change in unrealized gain (loss)	19,135,777

Net increase (decrease) in net assets resulting from operations	$30,416,858

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Conservative VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$11,281,081	$42,256,696
Net realized gain (loss)	(265,983)	26,645,322
Net change in unrealized appreciation (depreciation)	19,401,760	85,367,545
Net increase (decrease) in net assets resulting from operations	30,416,858	154,269,563

Distributions to shareholders:
Net investment income:
Initial Class	—	(14,199,691)
Service Class	—	(37,818,513)
Total distributions from net investment income	—	(52,018,204)
Net realized gains:
Initial Class	—	(700,460)
Service Class	—	(2,018,918)
Total distributions from net realized gains	—	(2,719,378)
Total distributions to shareholders	—	(54,737,582)

Capital share transactions:
Proceeds from shares sold:
Initial Class	15,188,359	35,873,944
Service Class	31,208,324	133,860,982
	46,396,683	169,734,926
Dividends and distributions reinvested:
Initial Class	—	14,900,151
Service Class	—	39,837,431
	—	54,737,582
Cost of shares redeemed:
Initial Class	(52,565,866)	(140,773,859)
Service Class	(65,095,215)	(266,363,963)
	(117,661,081)	(407,137,822)
Net increase (decrease) in net assets resulting from capital share transactions	(71,264,398)	(182,665,314)
Net increase (decrease) in net assets	(40,847,540)	(83,133,333)

Net assets:
Beginning of period/year	1,734,612,501	1,817,745,834
End of period/year	$1,693,764,961	$1,734,612,501
Undistributed (distributions in excess of) net investment income (loss)	$53,135,936	$41,854,855

Share activity:
Shares issued:
Initial Class	1,347,692	3,280,007
Service Class	2,799,000	12,321,226
	4,146,692	15,601,233
Shares issued-reinvested from dividends and distributions:
Initial Class	—	1,391,237
Service Class	—	3,754,706
	—	5,145,943
Shares redeemed:
Initial Class	(4,648,564)	(12,825,718)
Service Class	(5,812,997)	(24,549,343)
	(10,461,561)	(37,375,061)

Net increase (decrease) in shares outstanding:
Initial Class	(3,300,872)	(8,154,474)
Service Class	(3,013,997)	(8,473,411)
	(6,314,869)	(16,627,885)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Conservative VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$11.30		$10.69	$10.27	$10.29	$9.80	$8.29
Investment operations
Net investment income (loss) (A) (B)	0.09		0.28	0.33	0.36	0.30	0.37
Net realized and unrealized gain (loss)	0.13		0.70	0.43	(0.09)	0.55	1.69
Total investment operations	0.22		0.98	0.76	0.27	0.85	2.06
Distributions
Net investment income	—		(0.35)	(0.34)	(0.29)	(0.33)	(0.40)
Net realized gains	—		(0.02)	—	—	(0.03)	(0.15)
Total distributions	—		(0.37)	(0.34)	(0.29)	(0.36)	(0.55)
Net asset value
End of period/year	$11.52		$11.30	$10.69	$10.27	$10.29	$9.80
Total return (C)	1.95	%(D)	9.36%	7.46%	2.65%	8.93%	25.22%
Net assets end of period/year (000’s)	$399,192		$429,007	$492,855	$532,350	$551,227	$554,813
Ratio and supplemental data
Expenses to average net assets (E)	0.15	%(F)	0.15%	0.14%	0.13%	0.13%	0.13%
Net investment income (loss) to average net assets (B)	1.52	%(F)	2.54%	3.08%	3.43%	3.01%	4.07%
Portfolio turnover rate (G)	20	%(D)	33%	67%	29%	41%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(C)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Service Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$11.19		$10.59	$10.18	$10.21	$9.73	$8.24
Investment operations
Net investment income (loss) (A) (B)	0.07		0.26	0.31	0.33	0.28	0.37
Net realized and unrealized gain (loss)	0.13		0.68	0.42	(0.09)	0.54	1.65
Total investment operations	0.20		0.94	0.73	0.24	0.82	2.02
Distributions
Net investment income	—		(0.32)	(0.32)	(0.27)	(0.31)	(0.38)
Net realized gains	—		(0.02)	—	—	(0.03)	(0.15)
Total distributions	—		(0.34)	(0.32)	(0.27)	(0.34)	(0.53)
Net asset value
End of period/year	$11.39		$11.19	$10.59	$10.18	$10.21	$9.73
Total return (C)	1.79	%(D)	9.09%	7.20%	2.36%	8.71%	24.90%
Net assets end of period/year (000’s)	$1,294,573		$1,305,606	$1,324,891	$1,148,570	$1,025,268	$823,054
Ratio and supplemental data
Expenses to average net assets (E)	0.40	%(F)	0.40%	0.39%	0.38%	0.38%	0.38%
Net investment income (loss) to average net assets (B)	1.28	%(F)	2.35%	2.93%	3.22%	2.86%	4.10%
Portfolio turnover rate (G)	20	%(D)	33%	67%	29%	41%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(C)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies in which the portfolio invests.
Note:	Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Asset Allocation - Conservative VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio; from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2013, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management, LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

Effective May 1, 2014
First $10 billion	0.100%
Over $10 billion	0.090%

Prior to May 1, 2014
0.100% of ANA

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.25%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.0175% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of affiliated investments purchased and proceeds from affiliated investments sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of affiliated investments:	$323,816,693
Proceeds from maturities and sales of affiliated investments:	408,719,564

There were no transactions in U.S. Government securities during the period ended June 30, 2014.

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at December 31, 2013	Ending number of positions at June 30, 2014	Average number of positions (A)
Futures contracts	4	—	6	(B)

(A)	Calculated based on positions held at each month end during the current period.
(B)	Although there were no open positions at the beginning and/or the end of the period the Portfolio periodically invested in this derivative during the period.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

The tables below highlight the types of risk associated with the derivative instruments:

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Equity contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$(2,190,717)	$(692,213)	$(26,382,082)	$(29,265,012)
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on futures contracts	942,060	(910,350)	(739,400)	(707,690)
Total	$(1,248,657)	$(1,602,563)	$(27,121,482)	$(29,972,702)

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Conservative VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation - Conservative VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement are reasonable and that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and TAM’s management oversight process.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Portfolio’s sub-adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-, 3- and 5-year periods and in line with the median for the past 10-year period. The Board also noted that the performance of the Initial Class of the Portfolio was above its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to monitor and report to the Board on the performance of the Portfolio. The Trustees also noted that they had recently approved a sub-advisory agreement with a new sub-adviser, but that the portfolio management team had remained the same. The Board also noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Conservative VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Investment Advisory Fee and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Portfolio’s sub-adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were in line with the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM and its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Conservative VP

RESULTS OF CONTRACT HOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of contract holders and to provide final results. Accordingly, at the special meeting of contract holders held on April 11, 2014, the Board of Trustees of the Portfolio solicited a vote by the contract holders for the following item:

Proxy II - Proposal III: The approval of a new sub-advisory agreement with Aegon USA Investment Management, LLC, an affiliate of TAM.

Record Date - February 7, 2014	Shares Voted	% of Voted	% of Total
For	132,079,946.522	86.180	86.042
Against	3,954,219.824	2.580	2.576
Abstain	17,225,832.709	11.240	11.222
Broker Non-Vote	0.000	0.000	0.000
Total	153,259,999.055	100.000	99.839

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica Asset Allocation - Growth VP
Initial Class	$1,000.00	$1,019.50	$0.75	$1,024.10	$0.75	0.15%
Service Class	1,000.00	1,017.80	2.00	1,022.80	2.01	0.40

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Growth VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
U.S. Equity	65.6%
Global/International Equity	23.1
Tactical and Specialty	9.6
Repurchase Agreement	1.1
Alternative Investments	0.2
Fixed Income	0.0 *
Other Assets and Liabilities - Net ^	0.4
Total	100.0%

*	Percentage rounds to less than 0.1%

^	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.5%
Alternative Investments - 0.2%
Transamerica MLP & Energy Income (A)	213,227	$ 2,597,103
Fixed Income - 0.0% (B)
Transamerica Money Market (A)	3,913	3,913
Global/International Equity - 23.1%
Transamerica Clarion Global Real Estate Securities VP (C)	1,276,099	16,640,331
Transamerica Developing Markets Equity (A)	4,085,845	51,481,643
Transamerica Emerging Markets Equity (A)	2,225,951	23,216,671
Transamerica International (A)	2,382,432	26,778,540
Transamerica International Equity (A)	196,422	3,765,413
Transamerica International Equity Opportunities (A)	1,362,704	12,223,452
Transamerica International Small Cap (A)	5,238,836	57,155,704
Transamerica International Small Cap Value (A)	2,366,789	30,886,601
Transamerica Value (A)	1,579,465	48,221,055
Tactical and Specialty - 9.6%
Transamerica Global Macro (A) (D)	18,887,742	99,538,398
Transamerica Managed Futures Strategy (A)	1,333,193	13,145,281
U.S. Equity - 65.6%
Transamerica Capital Growth (A)	2,827,500	45,748,957
Transamerica Dividend Focused (A)	1,312,385	17,205,364
Transamerica Growth Opportunities (A)	2,006,594	23,878,464
Transamerica Jennison Growth VP (C)	9,323,374	104,235,319
Transamerica JPMorgan Mid Cap Value VP (C)	3,982,136	90,553,762
Transamerica Large Cap Value (A)	8,411,116	111,447,285
Transamerica Morgan Stanley Mid-Cap Growth VP (C)	605,551	23,053,342
Transamerica Select Equity (A)	6,374,802	88,291,004
Transamerica Small Cap Core (A)	1,680,012	18,429,736

	Shares	Value
U.S. Equity (continued)
Transamerica Small Cap Growth (A)	5,555,224	$ 71,940,152
Transamerica Small Cap Value (A)	5,302,664	71,320,832
Transamerica Small Company Growth Liquidating Trust (D) (E) (F) (G) (H)	3,075	12,584
Transamerica Systematic Small/Mid Cap Value VP (C)	1,700,049	42,484,224
Transamerica T. Rowe Price Small Cap VP (C)	2,734,766	39,982,275
Transamerica Voya Mid Cap Opportunities VP (C) (D)	967,118	11,702,128
Transamerica WMC Diversified Growth VP (C)	260,348	8,609,715

Total Investment Companies (cost $940,252,975)		1,154,549,248

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.01% (I), dated 06/30/2014, to be repurchased at $12,943,079 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $13,203,170.	$ 12,943,075	12,943,075

Total Repurchase Agreement (cost $12,943,075)		12,943,075

Total Investment Securities (cost $953,196,050) (J)		1,167,492,323
Other Assets and Liabilities - Net - 0.4%		4,731,457

Net Assets - 100.0%		$ 1,172,223,780

FUTURES CONTRACTS: (K)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Mini Index	Long	1,400	09/19/2014	$311,248
Russell 2000 Mini Index	Long	200	09/19/2014	569,400
S&P 500 E-Mini Index	Long	150	09/19/2014	173,925

				$1,054,573

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

VALUATION SUMMARY: (L)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Investment Companies
Alternative Investments	$2,597,103	$—	$—	$2,597,103
Fixed Income	3,913	—	—	3,913
Global/International Equity	270,369,410	—	—	270,369,410
Tactical and Specialty	112,683,679	—	—	112,683,679
U.S. Equity	768,882,559	—	12,584	768,895,143
Repurchase Agreement	—	12,943,075	—	12,943,075
Total Investment Securities	$1,154,536,664	$12,943,075	$12,584	$1,167,492,323

Derivative Financial Instruments
Futures Contracts (M)	$1,054,573	$—	$—	$1,054,573
Total Derivative Financial Instruments	$1,054,573	$—	$—	$1,054,573

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (N)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at June 30, 2014 (O)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2014 (N)
Investment Companies	$14,282	$—	$—	$—	$—	$(1,698)	$—	$—	$12,584	$(1,698)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	Percentage rounds to less than 0.1%.
(C)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of the Transamerica Series Trust.
(D)	Non-income producing security.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $12,584, or less than 0.01% of the portfolio’s net assets.
(F)	Illiquid. Total aggregate fair value of illiquid securities is $12,584, or less than 0.01% of the portfolio’s net assets.
(G)	Restricted security. At June 30, 2014, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$30,750	$12,584	0.00	%(P)

(H)	Investment in affiliated company of the Transamerica Asset Management, Inc.
(I)	Rate shown reflects the yield at June 30, 2014.
(J)	Aggregate cost for federal income tax purposes is $953,196,050. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $218,911,263 and $4,614,990, respectively. Net unrealized appreciation for tax purposes is $214,296,273.
(K)	Cash in the amount of $4,678,750 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(L)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(M)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(N)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(O)	Level 3 securities were not considered significant to the portfolio.
(P)	Percentage rounds to less than 0.01%.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investments in affiliated investment companies, at value (cost: $940,252,975)	$1,154,549,248
Repurchase agreement, at value (cost: $12,943,075)	12,943,075
Cash on deposit with broker	4,678,750
Receivables:
Shares sold	832,450
Interest	4
Variation margin receivable on derivative financial instruments	897,000
Prepaid expenses	16,228

Total assets	1,173,916,755

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	1,448,494
Management and advisory fees	98,784
Distribution and service fees	64,367
Administration fees	17,287
Transfer agent fees	3,017
Trustees fees	1,021
Audit and tax fees	8,009
Custody fees	675
Legal fees	15,069
Printing and shareholder reports fees	30,403
Other	5,849

Total liabilities	1,692,975

Net assets	$1,172,223,780

Net assets consist of:
Capital stock ($0.01 par value)	$1,020,323
Additional paid-in capital	1,120,176,001
Undistributed (distributions in excess of) net investment income (loss)	28,089,129
Undistributed (accumulated) net realized gain (loss)	(192,412,519)
Net unrealized appreciation (depreciation) on:
Affiliated investment companies	214,296,273
Futures contracts	1,054,573

Net assets	$1,172,223,780

Net assets by class:
Initial Class	$865,052,000
Service Class	307,171,780

Shares outstanding:
Initial Class	75,117,601
Service Class	26,914,699

Net asset value and offering price per share:
Initial Class	$11.52
Service Class	11.41

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income from affiliated investment companies	$2,935,565
Interest income	909

Total investment income	2,936,474

Expenses:
Management and advisory	571,430
Distribution and service:
Service Class	366,580
Administration	100,000
Transfer agent	8,944
Trustees	20,196
Audit and tax	14,167
Custody	17,875
Legal	21,866
Printing and shareholder reports	48,200
Other	43,707

Total expenses	1,212,965

Net investment income (loss)	1,723,509

Net realized gain (loss) on transactions from:
Affiliated investment companies	34,287,095
Distributions from affiliated investment companies	2,081,856
Futures contracts	(9,310,403)

Net realized gain (loss)	27,058,548

Net change in unrealized appreciation (depreciation) on:
Affiliated investment companies	(3,566,494)
Futures contracts	(3,927,985)

Net change in unrealized appreciation (depreciation)	(7,494,479)

Net realized and change in unrealized gain (loss)	19,564,069

Net increase (decrease) in net assets resulting from operations	$21,287,578

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$1,723,509	$26,367,568
Net realized gain (loss)	27,058,548	48,218,862
Net change in unrealized appreciation (depreciation)	(7,494,479)	174,607,187
Net increase (decrease) in net assets resulting from operations	21,287,578	249,193,617

Distributions to shareholders:
Net investment income:
Initial Class	—	(9,607,098)
Service Class	—	(2,719,893)
Total distributions from net investment income	—	(12,326,991)
Total distributions to shareholders	—	(12,326,991)

Capital share transactions:
Proceeds from shares sold:
Initial Class	15,608,428	64,741,908
Service Class	20,152,214	56,987,058
	35,760,642	121,728,966
Dividends and distributions reinvested:
Initial Class	—	9,607,098
Service Class	—	2,719,893
	—	12,326,991
Cost of shares redeemed:
Initial Class	(48,803,023)	(81,606,166)
Service Class	(17,004,187)	(46,202,628)
	(65,807,210)	(127,808,794)
Net increase (decrease) in net assets resulting from capital share transactions	(30,046,568)	6,247,163
Net increase (decrease) in net assets	(8,758,990)	243,113,789

Net assets:
Beginning of period/year	1,180,982,770	937,868,981
End of period/year	$1,172,223,780	$1,180,982,770
Undistributed (distributions in excess of) net investment income (loss)	$28,089,129	$26,365,620

Share activity:
Shares issued:
Initial Class	1,398,136	6,368,876
Service Class	1,809,500	5,779,023
	3,207,636	12,147,899
Shares issued-reinvested from dividends and distributions:
Initial Class	—	944,651
Service Class	—	269,296
	—	1,213,947
Shares redeemed:
Initial Class	(4,371,884)	(8,127,097)
Service Class	(1,540,633)	(4,638,313)
	(5,912,517)	(12,765,410)

Net increase (decrease) in shares outstanding:
Initial Class	(2,973,748)	(813,570)
Service Class	268,867	1,410,006
	(2,704,881)	596,436

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Growth VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$11.30		$9.02	$8.12	$8.70	$7.66	$6.57
Investment operations
Net investment income (loss) (A) (B)	0.02		0.26	0.12	0.11	0.10	0.09
Net realized and unrealized gain (loss)	0.20		2.14	0.90	(0.58)	1.03	1.80
Total investment operations	0.22		2.40	1.02	(0.47)	1.13	1.89
Distributions
Net investment income	—		(0.12)	(0.12)	(0.11)	(0.09)	(0.20)
Net realized gains	—		—	—	—	—	(0.60)
Total distributions	—		(0.12)	(0.12)	(0.11)	(0.09)	(0.80)
Net asset value
End of period/year	$11.52		$11.30	$9.02	$8.12	$8.70	$7.66
Total return (C)	1.95	%(D)	26.81%	12.60%	(5.42)%	14.95%	29.82%
Net assets end of period/year (000’s)	$865,052		$882,269	$711,850	$713,019	$844,916	$808,954
Ratio and supplemental data
Expenses to average net assets (E)	0.15	%(F)	0.15%	0.15%	0.14%	0.14%	0.14%
Net investment income (loss) to average net assets (B)	0.37	%(F)	2.56%	1.34%	1.22%	1.23%	1.21%
Portfolio turnover rate (G)	15	%(D)	20%	63%	27%	16%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(C)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Growth VP

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Service Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$11.21		$8.96	$8.06	$8.64	$7.61	$6.52
Investment operations
Net investment income (loss) (A) (B)	0.01		0.23	0.10	0.08	0.08	0.06
Net realized and unrealized gain (loss)	0.19		2.12	0.90	(0.57)	1.02	1.79
Total investment operations	0.20		2.35	1.00	(0.49)	1.10	1.85
Distributions
Net investment income	—		(0.10)	(0.10)	(0.09)	(0.07)	(0.17)
Net realized gains	—		—	—	—	—	(0.59)
Total distributions	—		(0.10)	(0.10)	(0.09)	(0.07)	(0.76)
Net asset value
End of period/year	$11.41		$11.21	$8.96	$8.06	$8.64	$7.61
Total return (C)	1.78	%(D)	26.39%	12.39%	(5.69)%	14.65%	29.54%
Net assets end of period/year (000’s)	$307,172		$298,714	$226,019	$204,208	$239,112	$215,166
Ratio and supplemental data
Expenses to average net assets (E)	0.40	%(F)	0.40%	0.40%	0.39%	0.39%	0.39%
Net investment income (loss) to average net assets (B)	0.12	%(F)	2.32%	1.12%	0.94%	0.99%	0.98%
Portfolio turnover rate (G)	15	%(D)	20%	63%	27%	16%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying master portfolio in which the portfolio invests.
(C)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Transamerica Asset Allocation - Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2014, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2014, if any, are listed in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities for which significant unobservable inputs (Level 3), GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to the total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolio’s Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management, LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

Effective May 1, 2014
First $10 billion	0.100%
Over $10 billion	0.090%

Prior to May 1, 2014
0.100% of ANA

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.25%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there are no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.0175% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of affiliated investments purchased and proceeds from affiliated investments sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of affiliated investments:	$171,017,421
Proceeds from maturities and sales of affiliated investments:	204,951,867

There were no transactions in U.S. Government securities during the period ended June 30, 2014.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at December 31, 2013	Ending number of positions at June 30, 2014	Average number of positions (A)
Futures contracts	4	3	3

(A)	Calculated based on positions held at each month end during the current period.

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Equity contracts	Total
Asset derivatives
Unrealized appreciation on futures contracts (A) (B)	$1,054,573	$1,054,573
Total gross amount of assets (C)	$1,054,573	$1,054,573

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Includes cumulative appreciation (depreciation) on futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts	Equity contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$(2,023,073)	$(7,287,330)	$(9,310,403)
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on futures contracts	(982,333)	(2,945,652)	(3,927,985)
Total	$(3,005,406)	$(10,232,982)	$(13,238,388)

The Portfolio’s derivatives are not subject to a master netting arrangement, or another similar arrangement.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Growth VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation - Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement are reasonable and that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and TAM’s management oversight process.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Portfolio’s sub-adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees also noted that they had recently approved a sub-advisory agreement with a new sub-adviser, but that the portfolio management team had remained the same. The Board also noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Growth VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Investment Advisory Fee and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Portfolio’s sub-adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was above the median for its peer group and below the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM and its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Growth VP

RESULTS OF CONTRACT HOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of contract holders and to provide final results. Accordingly, at the special meeting of contract holders held on April 11, 2014, the Board of Trustees of the Portfolio solicited a vote by the contract holders for the following item:

Proxy II - Proposal VI: The approval of a new sub-advisory agreement with Aegon USA Investment Management, LLC, an affiliate of TAM.

Record Date - February 7, 2014	Shares Voted	% of Voted	% of Total
For	90,354,918.328	88.738	87.361
Against	2,949,684.943	2.897	2.852
Abstain	8,517,413.204	8.365	8.235
Broker Non-Vote	0.000	0.000	0.000
Total	101,822,016.475	100.000	98.448

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)
Transamerica Asset Allocation - Moderate Growth VP
Initial Class	$1,000.00	$1,025.90	$0.70	$1,024.10	$0.70	0.14%
Service Class	1,000.00	1,025.40	1.96	1,022.90	1.96	0.39

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
U.S. Equity	55.5%
Global/International Equity	23.2
Fixed Income	14.4
Tactical and Specialty	5.8
Inflation-Protected Securities	0.4
Repurchase Agreement	0.4
Alternative Investments	0.4
Other Assets and Liabilities - Net ^	(0.1)
Total	100.0%

^	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.7%
Alternative Investments - 0.4%
Transamerica MLP & Energy Income (A)	1,759,803	$ 21,434,405
Fixed Income - 14.4%
Transamerica Core Bond (A)	13,257,795	134,831,773
Transamerica Emerging Markets Debt (A)	5,672,744	63,307,824
Transamerica Flexible Income (A)	4,790,807	45,752,204
Transamerica Floating Rate (A)	4,570,903	45,983,288
Transamerica High Yield Bond (A)	23,399,727	232,827,282
Transamerica Intermediate Bond (A)	5,440,158	55,000,000
Transamerica Money Market (A)	32,211	32,211
Transamerica PIMCO Total Return VP (B)	9,888,618	116,389,028
Transamerica Short-Term Bond (A)	10,677,436	109,443,723
Global/International Equity - 23.2%
Transamerica Clarion Global Real Estate Securities VP (B)	5,506,469	71,804,356
Transamerica Developing Markets Equity (A)	14,113,172	177,825,962
Transamerica Emerging Markets Equity (A)	9,835,812	102,587,514
Transamerica Income & Growth (A)	23,878,286	270,302,198
Transamerica International (A)	5,986,750	67,291,074
Transamerica International Equity (A)	6,263,987	120,080,621
Transamerica International Equity Opportunities (A)	3,233,974	29,008,749
Transamerica International Small Cap (A)	15,327,333	167,221,208
Transamerica International Small Cap Value (A)	12,988,234	169,496,451
Transamerica Value (A)	3,944,750	120,433,209
Inflation-Protected Securities - 0.4%
Transamerica Real Return TIPS (A)	2,330,486	22,395,972
Tactical and Specialty - 5.8%
Transamerica Bond (A)	21,780,501	237,625,264
Transamerica Global Allocation (A)	6,992,692	84,052,154
U.S. Equity - 55.5%
Transamerica Capital Growth (A)	14,949,569	241,884,032
Transamerica Dividend Focused (A)	16,520,928	216,589,363
Transamerica Growth Opportunities (A)	14,072,457	167,462,234
Transamerica Jennison Growth VP (B)	25,277,973	282,607,737
Transamerica JPMorgan Mid Cap Value VP (B)	15,250,492	346,796,194

	Shares	Value
U.S. Equity (continued)
Transamerica Large Cap Value (A)	29,611,961	$ 392,358,479
Transamerica Morgan Stanley Mid-Cap Growth VP (B)	1,982,159	75,460,782
Transamerica Select Equity (A)	26,833,809	371,648,258
Transamerica Small Cap Growth (A)	12,016,048	155,607,819
Transamerica Small Cap Value (A)	20,397,707	274,349,158
Transamerica Small Company Growth Liquidating Trust (C) (D) (E) (F) (G)	16,244	66,477
Transamerica Systematic Small/Mid Cap Value VP (B)	6,874,650	171,797,515
Transamerica T. Rowe Price Small Cap VP (B)	11,130,324	162,725,332
Transamerica Voya Large Cap Growth VP (B) (C)	5,000,000	62,550,000
Transamerica Voya Mid Cap Opportunities VP (B) (C)	4,950,677	59,903,191
Transamerica WMC Diversified Growth VP (B)	3,509,772	116,068,173

Total Investment Companies (cost $4,656,125,464)		5,563,001,214

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co. 0.01% (H), dated 06/30/2014, to be repurchased at $21,713,151 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $22,150,946.	$ 21,713,145	21,713,145

Total Repurchase Agreement (cost $21,713,145)		21,713,145

Total Investment Securities (cost $4,677,838,609) (I)		5,584,714,359
Other Assets and Liabilities - Net - (0.1)%		(3,226,448)

Net Assets - 100.0%		$ 5,581,487,911

FUTURES CONTRACTS: (J)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Mini Index	Long	550	09/19/2014	$124,108

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

VALUATION SUMMARY: (K)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Investment Companies
Alternative Investments	$21,434,405	$—	$—	$21,434,405
Fixed Income	803,567,333	—	—	803,567,333
Global/International Equity	1,296,051,342	—	—	1,296,051,342
Inflation-Protected Securities	22,395,972	—	—	22,395,972
Tactical and Specialty	321,677,418	—	—	321,677,418
U.S. Equity	3,097,808,267	—	66,477	3,097,874,744
Repurchase Agreement	—	21,713,145	—	21,713,145
Total Investment Securities	$5,562,934,737	$21,713,145	$66,477	$5,584,714,359

Derivative Financial Instruments
Futures Contracts (L)	$124,108	$—	$—	$124,108
Total Derivative Financial Instruments	$124,108	$—	$—	$124,108

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (M)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at June 30, 2014 (N)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2014 (M)
Investment Companies	$75,447	$—	$—	$—	$—	$(8,970)	$—	$—	$66,477	$(8,970)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of the Transamerica Series Trust.
(C)	Non-income producing security.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $66,477, or less than 0.01% of the portfolio’s net assets.
(E)	Investment in affiliated company of the Transamerica Asset Management, Inc.
(F)	Restricted security. At June 30, 2014, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$162,437	$66,477	0.00	%(O)

(G)	Illiquid. Total aggregate fair value of illiquid securities is $66,477, or less than 0.01% of the portfolio’s net assets.
(H)	Rate shown reflects the yield at June 30, 2014.
(I)	Aggregate cost for federal income tax purposes is $4,677,838,609. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $918,300,885 and $11,425,135, respectively. Net unrealized appreciation for tax purposes is $906,875,750.
(J)	Cash in the amount of $1,182,500 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(K)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(L)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(M)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(N)	Level 3 securities were not considered significant to the portfolio.
(O)	Percentage rounds to less than 0.01%.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investments in affiliated investment companies, at value (cost: $4,656,125,464)	$5,563,001,214
Repurchase agreement, at value (cost: $21,713,145)	21,713,145
Cash on deposit with broker	1,182,500
Receivables:
Shares sold	135,724
Interest	6
Dividends	58,579
Variation margin receivable on derivative financial instruments	286,000
Prepaid expenses	79,380

Total assets	5,586,456,548

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	3,328,965
Management and advisory fees	471,024
Distribution and service fees	900,392
Administration fees	82,429
Transfer agent fees	14,565
Trustees fees	4,937
Audit and tax fees	15,333
Custody fees	1,382
Legal fees	74,182
Printing and shareholder reports fees	46,157
Other	29,271

Total liabilities	4,968,637

Net assets	$5,581,487,911

Net assets consist of:
Capital stock ($0.01 par value)	$4,304,147
Additional paid-in capital	4,792,659,130
Undistributed (distributions in excess of) net investment income (loss)	167,170,260
Undistributed (accumulated) net realized gain (loss)	(289,645,484)
Net unrealized appreciation (depreciation) on:
Affiliated investment companies	906,875,750
Futures contracts	124,108

Net assets	$5,581,487,911

Net assets by class:
Initial Class	$1,313,322,722
Service Class	4,268,165,189

Shares outstanding:
Initial Class	100,312,208
Service Class	330,102,522

Net asset value and offering price per share:
Initial Class	$13.09
Service Class	12.93

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income from affiliated investment companies	$37,417,140
Interest income	1,882

Total investment income	37,419,022

Expenses:
Management and advisory	2,732,400
Distribution and service:
Service Class	5,209,298
Administration	478,170
Transfer agent	42,647
Trustees	96,328
Audit and tax	45,368
Custody	73,220
Legal	105,292
Printing and shareholder reports	158,243
Other	208,291

Total expenses	9,149,257

Net investment income (loss)	28,269,765

Net realized gain (loss) on transactions from:
Affiliated investment companies	83,467,157
Distributions from affiliated investment companies	15,270,885
Futures contracts	(104,732,012)

Net realized gain (loss)	(5,993,970)

Net change in unrealized appreciation (depreciation) on:
Affiliated investment companies	119,808,562
Futures contracts	(3,505,315)

Net change in unrealized appreciation (depreciation)	116,303,247

Net realized and change in unrealized gain (loss)	110,309,277

Net increase (decrease) in net assets resulting from operations	$138,579,042

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$28,269,765	$140,078,441
Net realized gain (loss)	(5,993,970)	171,924,385
Net change in unrealized appreciation (depreciation)	116,303,247	592,354,390
Net increase (decrease) in net assets resulting from operations	138,579,042	904,357,216

Distributions to shareholders:
Net investment income:
Initial Class	—	(29,152,378)
Service Class	—	(81,532,509)
Total distributions from net investment income	—	(110,684,887)
Total distributions to shareholders	—	(110,684,887)

Capital share transactions:
Proceeds from shares sold:
Initial Class	11,714,187	59,802,141
Service Class	67,769,598	317,749,878
	79,483,785	377,552,019
Dividends and distributions reinvested:
Initial Class	—	29,152,378
Service Class	—	81,532,509
	—	110,684,887
Cost of shares redeemed:
Initial Class	(72,228,255)	(175,510,613)
Service Class	(140,785,941)	(334,862,822)
	(213,014,196)	(510,373,435)

Net increase (decrease) in net assets resulting from capital share transactions	(133,530,411)	(22,136,529)
Net increase (decrease) in net assets	5,048,631	771,535,800

Net assets:
Beginning of period/year	5,576,439,280	4,804,903,480
End of period/year	$5,581,487,911	$5,576,439,280
Undistributed (distributions in excess of) net investment income (loss)	$167,170,260	$138,900,495

Share activity:
Shares issued:
Initial Class	920,198	5,109,564
Service Class	5,390,254	27,079,517
	6,310,452	32,189,081
Shares issued-reinvested from dividends and distributions:
Initial Class	—	2,489,528
Service Class	—	7,034,729
	—	9,524,257
Shares redeemed:
Initial Class	(5,678,884)	(14,835,776)
Service Class	(11,159,730)	(28,667,249)
	(16,838,614)	(43,503,025)
Net increase (decrease) in shares outstanding:
Initial Class	(4,758,686)	(7,236,684)
Service Class	(5,769,476)	5,446,997
	(10,528,162)	(1,789,687)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate Growth VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$12.76		$10.94	$10.14	$10.58	$9.61	$8.16
Investment operations
Net investment income (loss) (A) (B)	0.08		0.34	0.26	0.25	0.21	0.23
Net realized and unrealized gain (loss)	0.25		1.76	0.81	(0.47)	0.98	2.00
Total investment operations	0.33		2.10	1.07	(0.22)	1.19	2.23
Distributions
Net investment income	—		(0.28)	(0.27)	(0.22)	(0.22)	(0.30)
Net realized gains	—		—	—	—	—	(0.48)
Total distributions	—		(0.28)	(0.27)	(0.22)	(0.22)	(0.78)
Net asset value
End of period/year	$13.09		$12.76	$10.94	$10.14	$10.58	$9.61
Total return (C)	2.59	%(D)	19.38%	10.64%	(2.01)%	12.73%	28.16%
Net assets end of period/year (000’s)	$1,313,323		$1,340,215	$1,228,709	$1,238,065	$1,442,467	$1,426,280
Ratio and supplemental data
Expenses to average net assets (E)	0.14	%(F)	0.14%	0.14%	0.13%	0.13%	0.13%
Net investment income (loss) to average net assets (B)	1.22	%(F)	2.84%	2.45%	2.37%	2.13%	2.61%
Portfolio turnover rate (G)	11	%(D)	27%	59%	30%	29%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(C)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate Growth VP

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Service Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$12.61		$10.82	$10.03	$10.47	$9.52	$8.09
Investment operations
Net investment income (loss)	0.06		0.31	0.24	0.23	0.19	0.21
Net realized and unrealized gain (loss) (A) (B)	0.26		1.73	0.79	(0.47)	0.96	1.98
Total investment operations	0.32		2.04	1.03	(0.24)	1.15	2.19
Distributions
Net investment income	—		(0.25)	(0.24)	(0.20)	(0.20)	(0.28)
Net realized gains	—		—	—	—	—	(0.48)
Total distributions	—		(0.25)	(0.24)	(0.20)	(0.20)	(0.76)
Net asset value
End of period/year	$12.93		$12.61	$10.82	$10.03	$10.47	$9.52
Total return (C)	2.54	%(D)	19.04%	10.37%	(2.28)%	12.40%	27.87%
Net assets end of period/year (000’s)	$4,268,165		$4,236,224	$3,576,194	$3,379,997	$3,703,837	$3,289,225
Ratio and supplemental data
Expenses to average net assets (E)	0.39	%(F)	0.39%	0.39%	0.38%	0.38%	0.38%
Net investment income (loss) to average net assets (B)	0.98	%(F)	2.67%	2.24%	2.16%	1.94%	2.49%
Portfolio turnover rate (G)	11	%(D)	27%	59%	30%	29%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(C)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Asset Allocation — Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2014, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2014, if any, are listed in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities for which significant unobservable inputs (Level 3), GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to the total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolio’s Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management, LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

Effective May 1, 2014
First $10 billion	0.100%
Over $10 billion	0.090%

Prior to May 1, 2014
0.100% of ANA

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.25%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.0175% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of affiliated investments purchased and proceeds from affiliated investments sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of affiliated investments:	$602,778,264

Proceeds from maturities and sales of affiliated investments:	763,364,925

There were no transactions in U.S. Government securities during the period ended June 30, 2014.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at December 31, 2013	Ending number of positions at June 30, 2014	Average number of positions (A)
Futures contracts	4	1	5

(A)	Calculated based on positions held at each month end during the current period.

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Equity contracts	Total
Asset derivatives
Unrealized appreciation on futures contracts (A) (B)	$124,108	$124,108
Total gross amount of assets (C)	$124,108	$124,108

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Includes cumulative appreciation (depreciation) on futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Equity contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$(11,294,450)	$(3,100,081)	$(90,337,481)	$(104,732,012)
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on futures contracts	—	(2,191,875)	(1,313,440)	(3,505,315)
Total	$(11,294,450)	$(5,291,956)	$(91,650,921)	$(108,237,327)

The Portfolio’s derivatives are not subject to a master netting arrangement, or another similar arrangement.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 6. (continued)

reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate Growth VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation - Moderate Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement are reasonable and that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and TAM’s management oversight process.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Portfolio’s sub-adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 1- and 10-year periods and below the median for the past 3- and 5-year periods. The Trustees also noted that they had recently approved a sub-advisory agreement with a new sub-adviser, but that the portfolio management team had remained the same. The Board also noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory Fee and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate Growth VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Portfolio’s sub-adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was in line with the median for its peer group and below the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM and its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate Growth VP

RESULTS OF CONTRACT HOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of contract holders and to provide final results. Accordingly, at the special meeting of contract holders held on April 11, 2014, the Board of Trustees of the Portfolio solicited a vote by the contract holders for the following item:

Proxy II - Proposal V: The approval of a new sub-advisory agreement with Aegon USA Investment Management, LLC, an affiliate of TAM.

Record Date - February 7, 2014	Shares Voted	% of Voted	% of Total
For	303,861,677.465	87.345	69.224
Against	10,361,135.143	2.978	2.360
Abstain	33,665,672.484	9.677	7.669
Broker Non-Vote	0.000	0.000	0.000
Total	347,888,485.092	100.000	79.254

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica Asset Allocation - Moderate VP
Initial Class	$1,000.00	$1,027.30	$0.70	$1,024.10	$0.70	0.14%
Service Class	1,000.00	1,026.70	1.96	1,022.90	1.96	0.39

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
U.S. Equity	41.2%
Fixed Income	31.6
Global/International Equity	17.4
Tactical and Specialty	4.4
Alternative Investments	2.1
Inflation-Protected Securities	1.7
Repurchase Agreement	1.4
Other Assets and Liabilities - Net ^	0.2
Total	100.0%

^	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.4%
Alternative Investments - 2.1%
Transamerica MLP & Energy Income (A)	10,661,606	$ 129,858,363
Fixed Income - 31.6%
Transamerica Core Bond (A)	24,004,309	244,123,820
Transamerica Flexible Income (A)	21,038,161	200,914,442
Transamerica Floating Rate (A)	7,115,118	71,578,086
Transamerica Global Bond (A)	5,039,108	52,255,549
Transamerica High Yield Bond (A)	19,797,781	196,987,919
Transamerica Intermediate Bond (A)	17,975,799	181,735,332
Transamerica Money Market (A)	23,553,194	23,553,194
Transamerica PIMCO Total Return VP (B)	21,794,222	256,517,990
Transamerica Short-Term Bond (A)	64,643,139	662,592,178
Transamerica Voya Intermediate Bond VP (B) (C)	4,600,000	46,414,000
Transamerica Voya Limited Maturity Bond VP (B) (C)	2,900,000	29,203,000
Global/International Equity - 17.4%
Transamerica Clarion Global Real Estate Securities VP (B)	9,574,795	124,855,332
Transamerica Developing Markets Equity (A)	13,240,987	166,836,432
Transamerica Emerging Markets Equity (A)	3,429,463	35,769,303
Transamerica Income & Growth (A)	19,822,325	224,388,724
Transamerica International (A)	2,662,087	29,921,856
Transamerica International Equity (A)	6,195,477	118,767,303
Transamerica International Equity Opportunities (A) (C)	6,000,847	53,827,594
Transamerica International Small Cap (A)	13,141,634	143,375,229
Transamerica International Small Cap Value (A)	9,570,874	124,899,900
Transamerica Value (A)	2,011,570	61,413,240
Inflation-Protected Securities - 1.7%
Transamerica Inflation Opportunities (A)	5,062,431	51,535,549
Transamerica Real Return TIPS (A)	5,830,782	56,033,812
Tactical and Specialty - 4.4%
Transamerica Bond (A)	20,989,565	228,996,156
Transamerica Global Allocation (A)	3,645,398	43,817,680
U.S. Equity - 41.2%
Transamerica Capital Growth (A)	5,720,449	92,556,873
Transamerica Concentrated Growth (A)	2,248,375	35,906,545
Transamerica Dividend Focused (A)	17,973,340	235,630,492
Transamerica Growth Opportunities (A)	8,095,359	96,334,775

	Shares	Value
U.S. Equity (continued)
Transamerica Jennison Growth VP (B)	20,437,582	$ 228,492,165
Transamerica JPMorgan Mid Cap Value VP (B)	15,460,014	351,560,725
Transamerica Large Cap Value (A)	27,766,849	367,910,743
Transamerica Mid Cap Growth (A)	5,000,387	55,404,286
Transamerica Mid Cap Value Opportunities (A)	5,028,674	53,153,081
Transamerica Select Equity (A)	17,765,734	246,055,413
Transamerica Small Cap Core (A)	4,233,851	46,445,345
Transamerica Small Cap Growth (A)	14,197,733	183,860,636
Transamerica Small Cap Value (A)	18,622,485	250,472,424
Transamerica Small Company Growth Liquidating Trust (C) (D) (E) (F) (G)	5,959	24,389
Transamerica Systematic Small/Mid Cap Value VP (B)	3,597,364	89,898,126
Transamerica T. Rowe Price Small Cap VP (B)	56,133	820,664
Transamerica Voya Mid Cap Opportunities VP (B) (C)	4,700,000	56,870,000
Transamerica WMC Diversified Growth VP (B)	5,115,292	169,162,703

Total Investment Companies (cost $5,418,827,262)		6,120,731,368

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.01% (H), dated 06/30/2014, to be repurchased at $89,808,199 on 07/01/2014. Collateralized by U.S. Government Agency Obligations, 3.00%, due 07/25/2037, and with a total value of $91,604,977.	$ 89,808,174	89,808,174

Total Repurchase Agreement (cost $89,808,174)		89,808,174

Total Investment Securities (cost $5,508,635,436) (I)		6,210,539,542
Other Assets and Liabilities - Net - 0.2%		9,459,404

Net Assets - 100.0%		$ 6,219,998,946

FUTURES CONTRACTS: (J)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Mini Index	Long	2,050	09/19/2014	$311,762
S&P 500 E-Mini Index	Long	500	09/19/2014	(72,750)

				$239,012

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

VALUATION SUMMARY: (K)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Investment Companies
Alternative Investments	$129,858,363	$—	$—	$129,858,363
Fixed Income	1,965,875,510	—	—	1,965,875,510
Global/International Equity	1,084,054,913	—	—	1,084,054,913
Inflation-Protected Securities	107,569,361	—	—	107,569,361
Tactical and Specialty	272,813,836	—	—	272,813,836
U.S. Equity	2,560,534,996	—	24,389	2,560,559,385
Repurchase Agreement	—	89,808,174	—	89,808,174
Total Investment Securities	$6,120,706,979	$89,808,174	$24,389	$6,210,539,542

Derivative Financial Instruments
Futures Contracts (L)	$311,762	$—	$—	$311,762
Total Derivative Financial Instruments	$311,762	$—	$—	$311,762

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
LIABILITIES
Derivative Financial Instruments
Futures Contracts (L)	$(72,750)	$—	$—	$(72,750)
Total Derivative Financial Instruments	$(72,750)	$—	$—	$(72,750)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (M)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at June 30, 2014 (N)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2014 (M)
Investment Companies	$27,680	$—	$—	$—	$—	$(3,291)	$—	$—	$24,389	$(3,291)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of the Transamerica Series Trust.
(C)	Non-income producing security.
(D)	Investment in affiliated company of the Transamerica Asset Management, Inc.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $24,389, or less than 0.01% of the portfolio’s net assets.
(F)	Illiquid. Total aggregate fair value of illiquid securities is $24,389, or less than 0.01% of the portfolio’s net assets.
(G)	Restricted security. At June 30, 2014, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$59,594	$24,389	0.00	%(O)

(H)	Rate shown reflects the yield at June 30, 2014.
(I)	Aggregate cost for federal income tax purposes is $5,508,635,436. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $721,040,920 and $19,136,814, respectively. Net unrealized appreciation for tax purposes is $701,904,106.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(J)	Cash in the amount of $6,570,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(K)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(L)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(M)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(N)	Level 3 securities were not considered significant to the portfolio.
(O)	Percentage rounds to less than 0.01%.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Affiliated investment companies, at value (cost: $5,418,827,262)	$6,120,731,368
Repurchase agreement, at value (cost: $89,808,174)	89,808,174
Cash on deposit with broker	6,570,000
Receivables:
Shares sold	3,589,828
Interest	25
Dividends	255,489
Variation margin receivable on derivative financial instruments	1,076,000
Prepaid expenses	77,969

Total assets	6,222,108,853

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	247,310
Management and advisory fees	518,728
Distribution and service fees	1,108,156
Administration fees	90,777
Transfer agent fees	13,782
Trustees fees	5,319
Audit and tax fees	13,963
Custody fees	658
Legal fees	69,543
Printing and shareholder reports fees	14,625
Other	27,046

Total liabilities	2,109,907

Net assets	$6,219,998,946

Net assets consist of:
Capital stock ($0.01 par value)	$5,053,010
Additional paid-in capital	5,411,792,817
Undistributed (distributions in excess of) net investment income (loss)	168,167,525
Undistributed (accumulated) net realized gain (loss)	(67,157,524)
Net unrealized appreciation (depreciation) on:
Affiliated investment companies	701,904,106
Futures contracts	239,012

Net assets	$6,219,998,946

Net assets by class:
Initial Class	$892,613,636
Service Class	5,327,385,310

Shares outstanding:
Initial Class	71,782,394
Service Class	433,518,621

Net asset value and offering price per share:
Initial Class	$12.43
Service Class	12.29

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income from affiliated investment companies	$45,365,881
Interest income	7,417

Total investment income	45,373,298

Expenses:
Management and advisory	2,894,517
Distribution and service:
Service Class	6,127,096
Administration	506,541
Transfer agent	43,537
Trustees	101,560
Audit and tax	46,285
Custody	75,140
Legal	104,701
Printing and shareholder reports	143,511
Other	210,072

Total expenses	10,252,960

Net investment income (loss)	35,120,338

Net realized gain (loss) on transactions from:
Affiliated investment companies	30,864,488
Futures contracts	(76,279,640)

Net realized gain (loss)	(45,415,152)

Net change in unrealized appreciation (depreciation) on:
Affiliated investment companies	178,995,889
Futures contracts	(9,828,958)

Net change in unrealized appreciation (depreciation)	169,166,931

Net realized and change in unrealized gain (loss)	123,751,779

Net increase (decrease) in net assets resulting from operations	$158,872,117

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$35,120,338	$134,063,209
Net realized gain (loss)	(45,415,152)	103,644,402
Net change in unrealized appreciation (depreciation)	169,166,931	385,816,362
Net increase (decrease) in net assets resulting from operations	158,872,117	623,523,973

Distributions to shareholders:
Net investment income:
Initial Class	—	(22,280,258)
Service Class	—	(95,246,180)
Total distributions from net investment income	—	(117,526,438)
Total distributions to shareholders	—	(117,526,438)

Capital share transactions:
Proceeds from shares sold:
Initial Class	7,810,712	43,802,613
Service Class	495,937,140	946,824,580
	503,747,852	990,627,193
Dividends and distributions reinvested:
Initial Class	—	22,280,258
Service Class	—	95,246,180
	—	117,526,438
Cost of shares redeemed:
Initial Class	(57,006,221)	(152,958,748)
Service Class	(34,295,851)	(212,228,392)
	(91,302,072)	(365,187,140)
Net increase (decrease) in net assets resulting from capital share transactions	412,445,780	742,966,491
Net increase (decrease) in net assets	571,317,897	1,248,964,026

Net assets:
Beginning of period/year	5,648,681,049	4,399,717,023
End of period/year	$6,219,998,946	$5,648,681,049
Undistributed (distributions in excess of) net investment income (loss)	$168,167,525	$133,047,187

Share activity:
Shares issued:
Initial Class	643,321	3,845,333
Service Class	41,273,176	82,944,318
	41,916,497	86,789,651
Shares issued-reinvested from dividends and distributions:
Initial Class	—	1,968,221
Service Class	—	8,496,537
	—	10,464,758
Shares redeemed:
Initial Class	(4,700,703)	(13,326,961)
Service Class	(2,860,024)	(18,618,296)
	(7,560,727)	(31,945,257)

Net increase (decrease) in shares outstanding:
Initial Class	(4,057,382)	(7,513,407)
Service Class	38,413,152	72,822,559
	34,355,770	65,309,152

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$12.10		$10.93	$10.26	$10.45	$9.77	$8.36
Investment operations
Net investment income (loss) (A) (B)	0.08		0.32	0.32	0.32	0.27	0.32
Net realized and unrealized gain (loss)	0.25		1.14	0.64	(0.26)	0.71	1.83
Total investment operations	0.33		1.46	0.96	0.06	0.98	2.15
Distributions
Net investment income	—		(0.29)	(0.29)	(0.25)	(0.30)	(0.39)
Net realized gains	—		—	—	—	—	(0.35)
Total distributions	—		(0.29)	(0.29)	(0.25)	(0.30)	(0.74)
Net asset value
End of period/year	$12.43		$12.10	$10.93	$10.26	$10.45	$9.77
Total return (C)	2.73	%(D)	13.50%	9.44%	0.59%	10.37%	26.40%
Net assets end of period/year (000’s)	$892,614		$917,763	$911,127	$946,623	$1,083,121	$1,101,652
Ratio and supplemental data
Expenses to average net assets (E)	0.14	%(F)	0.14%	0.14%	0.13%	0.13%	0.13%
Net investment income (loss) to average net assets (B)	1.40	%(F)	2.74%	2.94%	3.04%	2.68%	3.63%
Portfolio turnover rate (G)	11	%(D)	25%	50%	23%	32%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(C)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Service Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$11.97		$10.82	$10.17	$10.37	$9.70	$8.30
Investment operations
Net investment income (loss) (A) (B)	0.07		0.31	0.30	0.32	0.25	0.32
Net realized and unrealized gain (loss)	0.25		1.10	0.62	(0.29)	0.70	1.80
Total investment operations	0.32		1.41	0.92	0.03	0.95	2.12
Distributions
Net investment income	—		(0.26)	(0.27)	(0.23)	(0.28)	(0.37)
Net realized gains	—		—	—	—	—	(0.35)
Total distributions	—		(0.26)	(0.27)	(0.23)	(0.28)	(0.72)
Net asset value
End of period/year	$12.29		$11.97	$10.82	$10.17	$10.37	$9.70
Total return (C)	2.67	%(D)	13.23%	9.11%	0.29%	10.14%	26.20%
Net assets end of period/year (000’s)	$5,327,385		$4,730,918	$3,488,590	$2,772,819	$2,178,041	$1,842,404
Ratio and supplemental data
Expenses to average net assets (E)	0.39	%(F)	0.39%	0.39%	0.38%	0.38%	0.38%
Net investment income (loss) to average net assets (B)	1.18	%(F)	2.69%	2.84%	3.02%	2.50%	3.54%
Portfolio turnover rate (G)	11	%(D)	25%	50%	23%	32%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(C)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Transamerica Asset Allocation - Moderate VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio; from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2014, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2014, if any, are listed in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities for which significant unobservable inputs (Level 3), GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to the total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolio’s Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management, LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

Effective May 1, 2014
First $10 billion	0.100%
Over $10 billion	0.090%

Prior to May 1, 2014
0.100% of ANA

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.25%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.0175% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of affiliated investments purchased and proceeds from affiliated investments sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of affiliated investments:	$1,145,688,030
Proceeds from maturities and sales of affiliated investments:	619,037,695

There were no transactions in U.S. Government securities during the period ended June 30, 2014.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at December 31, 2013	Ending number of positions at June 30, 2014	Average number of positions (A)
Futures contracts	5	2	5

(A)	Calculated based on positions held at each month end during the current period.

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Equity contracts	Total
Asset derivatives
Unrealized appreciation on futures contracts (A) (B)	$311,762	$311,762
Total gross amount of assets (C)	$311,762	$311,762
Liability derivatives
Unrealized depreciation on futures contracts (A) (B)	$(72,750)	$(72,750)
Total gross amount of liabilities (C)	$(72,750)	$(72,750)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Includes cumulative appreciation (depreciation) on futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Equity contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$(10,713,770)	$(3,215,319)	$(62,350,551)	$(76,279,640)
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on futures contracts	1,410,750	(1,799,025)	(9,440,683)	(9,828,958)
Total	$(9,303,020)	$(5,014,344)	$(71,791,234)	$(86,108,598)

The Portfolio’s derivatives are not subject to a master netting arrangement, or another similar arrangement.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 6. (continued)

applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation - Moderate VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement are reasonable and that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and TAM’s management oversight process.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Portfolio’s sub-adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 1-, 5- and 10-year periods and below the median for the past 3-year period. The Board also noted that the performance of the Initial Class of the Portfolio was above its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees also noted that they had recently approved a sub-advisory agreement with a new sub-adviser, but that the portfolio management team had remained the same. The Board also noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Investment Advisory Fee and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Portfolio’s sub-adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM and its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate VP

RESULTS OF CONTRACT HOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of contract holders and to provide final results. Accordingly, at the special meeting of contract holders held on April 11, 2014, the Board of Trustees of the Portfolio solicited a vote by the contract holders for the following item:

Proxy II - Proposal IV: The approval of a new sub-advisory agreement with Aegon USA Investment Management, LLC, an affiliate of TAM.

Record Date - February 7, 2014	Shares Voted	% of Voted	% of Total
For	355,122,034.138	86.220	74.592
Against	11,912,672.151	2.892	2.502
Abstain	44,846,543.122	10.888	9.420
Broker Non-Vote	0.000	0.000	0.000
Total	411,881,249.411	100.000	86.514

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Barrow Hanley Dividend Focused VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio
Transamerica Barrow Hanley Dividend Focused VP
Initial Class	$1,000.00	$1,068.30	$3.69	$1,021.20	$3.61	0.72%
Service Class	1,000.00	1,067.10	4.97	1,020.00	4.86	0.97

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolios’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	95.5%
Securities Lending Collateral	4.8
Repurchase Agreement	4.5
Other Assets and Liabilities - Net	(4.8)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 95.5%
Aerospace & Defense - 9.2%
General Dynamics Corp.	179,900	$ 20,967,345
Honeywell International, Inc.	344,800	32,049,160
Raytheon Co.	417,300	38,495,925
Airlines - 2.6%
Southwest Airlines Co.	971,200	26,086,432
Capital Markets - 3.3%
State Street Corp.	488,600	32,863,236
Chemicals - 2.3%
E.I. du Pont de Nemours & Co.	345,300	22,596,432
Commercial Banks - 8.0%
PNC Financial Services Group, Inc.	405,100	36,074,155
Wells Fargo & Co.	831,800	43,719,408
Construction Materials - 1.8%
CRH PLC - ADR	701,200	18,126,020
Consumer Finance - 3.2%
American Express Co.	337,100	31,980,677
Diversified Financial Services - 7.4%
Bank of America Corp.	2,745,400	42,196,798
JPMorgan Chase & Co.	559,400	32,232,628
Diversified Telecommunication Services - 4.5%
AT&T, Inc.	684,600	24,207,456
Verizon Communications, Inc.	434,600	21,264,978
Electric Utilities - 1.5%
Entergy Corp. - Class B	188,100	15,441,129
Food & Staples Retailing - 2.8%
Wal-Mart Stores, Inc.	369,900	27,768,393
Health Care Equipment & Supplies - 3.8%
Medtronic, Inc.	589,200	37,567,392
Health Care Providers & Services - 1.9%
Cardinal Health, Inc. (A)	283,600	19,443,616
Household Durables - 1.0%
Lennar Corp. - Class A (A)	243,600	10,226,328
Industrial Conglomerates - 1.0%
General Electric Co.	371,500	9,763,020
Insurance - 1.7%
Loews Corp.	397,300	17,485,173
Machinery - 4.8%
Illinois Tool Works, Inc. - Class A	357,300	31,285,188
Stanley Black & Decker, Inc.	193,131	16,960,764
Metals & Mining - 0.9%
Rio Tinto PLC - ADR (A)	163,300	8,863,924
Multiline Retail - 2.3%
Target Corp.	394,300	22,849,685

	Shares	Value
Oil, Gas & Consumable Fuels - 14.8%
BP PLC - ADR	640,100	$ 33,765,275
ConocoPhillips	396,400	33,983,372
Marathon Oil Corp.	429,100	17,129,672
Occidental Petroleum Corp.	298,400	30,624,792
Phillips 66	396,100	31,858,323
Pharmaceuticals - 10.2%
Johnson & Johnson	302,600	31,658,012
Merck & Co., Inc.	585,200	33,853,820
Pfizer, Inc.	1,223,800	36,322,384
Road & Rail - 1.2%
Norfolk Southern Corp.	114,400	11,786,632
Specialty Retail - 1.0%
Gap, Inc. - Class A (A)	239,100	9,939,387
Tobacco - 4.3%
Altria Group, Inc.	340,200	14,267,988
Philip Morris International, Inc.	334,600	28,210,126

Total Common Stocks (cost $782,577,439)		953,915,045

SECURITIES LENDING COLLATERAL - 4.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (B)	47,654,296	47,654,296

Total Securities Lending Collateral (cost $47,654,296)		47,654,296

	Principal	Value
REPURCHASE AGREEMENT - 4.5%
State Street Bank & Trust Co. 0.01% (B), dated 06/30/2014, to be repurchased at $45,279,180 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $46,185,622.	$ 45,279,167	45,279,167

Total Repurchase Agreement (cost $45,279,167)		45,279,167

Total Investment Securities (cost $875,510,902) (C)		1,046,848,508
Other Assets and Liabilities - Net - (4.8)%		(48,178,344)

Net Assets - 100.0%		$ 998,670,164

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Common Stocks	$953,915,045	$—	$—	$953,915,045
Securities Lending Collateral	47,654,296	—	—	47,654,296
Repurchase Agreement	—	45,279,167	—	45,279,167
Total Investment Securities	$1,001,569,341	$45,279,167	$—	$1,046,848,508

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $46,615,631. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at June 30, 2014.
(C)	Aggregate cost for federal income tax purposes is $875,510,902. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $180,454,111 and $9,116,505, respectively. Net unrealized appreciation for tax purposes is $171,337,606.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Barrow Hanley Dividend Focused VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment securities, at value (cost: $830,231,735) (including securities loaned of $46,615,631)	$1,001,569,341
Repurchase agreement, at value (cost: $45,279,167)	45,279,167
Receivables:
Shares sold	769,192
Interest	13
Dividends	1,962,211
Securities lending income (net)	7,789
Prepaid expenses	12,214

Total assets	1,049,599,927

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	183,693
Investment securities purchased	2,386,242
Management and advisory fees	533,106
Distribution and service fees	47,113
Administration fees	20,620
Transfer agent fees	2,215
Trustees fees	845
Audit and tax fees	8,439
Custody fees	617
Legal fees	13,518
Printing and shareholder reports fees	73,893
Other	5,166
Collateral for securities on loan	47,654,296

Total liabilities	50,929,763

Net assets	$998,670,164

Net assets consist of:
Capital stock ($0.01 par value)	$487,198
Additional paid-in capital	1,130,772,924
Undistributed (distributions in excess of) net investment income (loss)	20,678,124
Undistributed (accumulated) net realized gain (loss)	(324,605,688)
Net unrealized appreciation (depreciation) on:
Investment securities	171,337,606

Net assets	$998,670,164

Net assets by class:
Initial Class	$776,155,718
Service Class	222,514,446

Shares outstanding:
Initial Class	37,869,036
Service Class	10,850,724

Net asset value and offering price per share:
Initial Class	$20.50
Service Class	20.51

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income (net of withholding taxes on foreign dividends of $27,515)	$11,209,802
Interest income	1,885
Securities lending income (net)	35,104

Total investment income	11,246,791

Expenses:
Management and advisory	2,909,520
Distribution and service:
Service Class	228,949
Administration	111,932
Transfer agent	6,734
Trustees	15,587
Audit and tax	13,096
Custody	42,698
Legal	25,211
Printing and shareholder reports	52,879
Other	32,595

Total expenses	3,439,201

Net investment income (loss)	7,807,590

Net realized gain (loss) on transactions from:
Investment securities	14,961,375

Net realized gain (loss)	14,961,375

Net change in unrealized appreciation (depreciation) on:
Investment securities	34,295,778

Net change in unrealized appreciation (depreciation)	34,295,778

Net realized and change in unrealized gain (loss)	49,257,153

Net increase (decrease) in net assets resulting from operations	$57,064,743

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Barrow Hanley Dividend Focused VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$7,807,590	$12,871,443
Net realized gain (loss)	14,961,375	158,196,826
Net change in unrealized appreciation (depreciation)	34,295,778	43,534,915
Net increase (decrease) in net assets resulting from operations	57,064,743	214,603,184

Distributions to shareholders:
Net investment income:
Initial Class	—	(15,554,155)
Service Class	—	(2,800,096)
Total distributions from net investment income	—	(18,354,251)
Total distributions to shareholders	—	(18,354,251)

Capital share transactions:
Proceeds from shares sold:
Initial Class	88,099,409	54,414,060
Service Class	70,453,230	37,318,823
	158,552,639	91,732,883
Dividends and distributions reinvested:
Initial Class	—	15,554,155
Service Class	—	2,800,096
	—	18,354,251
Cost of shares redeemed:
Initial Class	(85,455,055)	(395,184,099)
Service Class	(9,451,879)	(33,172,528)
	(94,906,934)	(428,356,627)

Net increase (decrease) in net assets resulting from capital share transactions	63,645,705	(318,269,493)
Net increase (decrease) in net assets	120,710,448	(122,020,560)

Net assets:
Beginning of period/year	877,959,716	999,980,276
End of period/year	$998,670,164	$877,959,716
Undistributed (distributions in excess of) net investment income (loss)	$20,678,124	$12,870,534

Share activity:
Shares issued:
Initial Class	4,323,168	3,136,033
Service Class	3,508,468	2,154,233
	7,831,636	5,290,266
Shares issued-reinvested from dividends and distributions:
Initial Class	—	898,046
Service Class	—	161,296
	—	1,059,342
Shares redeemed:
Initial Class	(4,381,964)	(24,926,464)
Service Class	(476,315)	(1,971,907)
	(4,858,279)	(26,898,371)
Net increase (decrease) in shares outstanding:
Initial Class	(58,796)	(20,892,385)
Service Class	3,032,153	343,622
	2,973,357	(20,548,763)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Barrow Hanley Dividend Focused VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$19.19		$15.08	$13.74	$13.65	$12.46	$11.09
Investment operations
Net investment income (loss) (A)	0.18		0.29	0.23	0.20	0.19	0.19
Net realized and unrealized gain (loss)	1.13		4.23	1.38	0.14	1.09	1.35
Total investment operations	1.31		4.52	1.61	0.34	1.28	1.54
Distributions
Net investment income	—		(0.41)	(0.27)	(0.25)	(0.09)	(0.17)
Total distributions	—		(0.41)	(0.27)	(0.25)	(0.09)	(0.17)
Net asset value
End of period/year	$20.50		$19.19	$15.08	$13.74	$13.65	$12.46
Total return (B)	6.83	%(C)	30.24%	11.80%	2.66%	10.44%	13.99%
Net assets end of period/year (000’s)	$776,156		$727,690	$886,999	$1,092,567	$1,433,863	$1,184,485
Ratio and supplemental data
Expenses to average net assets	0.72	%(D)	0.76%	0.82%	0.80%	0.79%	0.84%
Net investment income (loss) to average net assets	1.80	%(D)	1.64%	1.58%	1.44%	1.50%	1.73%
Portfolio turnover rate	11	%(C)	100%	107%	85%	99%	128%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Service Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$19.22		$15.11	$13.78	$13.69	$12.52	$11.13
Investment operations
Net investment income (loss) (A)	0.15		0.24	0.20	0.17	0.16	0.17
Net realized and unrealized gain (loss)	1.14		4.24	1.37	0.15	1.09	1.35
Total investment operations	1.29		4.48	1.57	0.32	1.25	1.52
Distributions
Net investment income	—		(0.37)	(0.24)	(0.23)	(0.08)	(0.13)
Total distributions	—		(0.37)	(0.24)	(0.23)	(0.08)	(0.13)
Net asset value
End of period/year	$20.51		$19.22	$15.11	$13.78	$13.69	$12.52
Total return (B)	6.71	%(C)	29.93%	11.47%	2.46%	10.15%	13.71%
Net assets end of period/year (000’s)	$222,514		$150,270	$112,981	$88,258	$76,476	$37,502
Ratio and supplemental data
Expenses to average net assets	0.97	%(D)	1.01%	1.07%	1.05%	1.04%	1.09%
Net investment income (loss) to average net assets	1.54	%(D)	1.41%	1.34%	1.22%	1.26%	1.47%
Portfolio turnover rate	11	%(C)	100%	107%	85%	99%	128%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Barrow Hanley Dividend Focused VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Barrow Hanley Dividend Focused VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Barrow Hanley Dividend Focused VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Barrow Hanley Dividend Focused VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Commissions recaptured during the period ended June 30, 2014 of $35,331 are included in Net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Barrow Hanley Dividend Focused VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Barrow Hanley Dividend Focused VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2014:

	Market Value	% of Net Assets
Transamerica BlackRock Tactical Allocation VP	$115,734,251	11.59%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $200 million	0.750%
Over $200 million up to $500 million	0.650%
Over $500 million	0.600%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.90%	May 1, 2015

Prior to May 1, 2014, the expense limit was 1.00%.

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Barrow Hanley Dividend Focused VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$163,654,638
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	99,731,176
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Barrow Hanley Dividend Focused VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Barrow Hanley Dividend Focused VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Barrow Hanley Dividend Focused VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Barrow, Hanley, MeWhinney and Strauss, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 10-year period and below the median for the past 1-, 3- and 5-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was above its benchmark for the past 10-year period and below its benchmark for the past 1-, 3- and 5-year periods. The Board also noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Barrow Hanley Dividend Focused VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were in line with the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Barrow Hanley Dividend Focused VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)
Transamerica BlackRock Global Allocation VP
Initial Class	$1,000.00	$1,036.40	$1.46	$1,023.40	$1.45	0.29%
Service Class	1,000.00	1,034.00	2.72	1,022.10	2.71	0.54

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	63.3%
Short-Term U.S. Government Obligations	10.5
Foreign Government Obligations	7.6
U.S. Government Obligations	4.6
Corporate Debt Securities	4.2
Convertible Bonds	2.7
Short-Term Foreign Government Obligations	2.0
Loan Assignments	1.2
Investment Companies	1.1
Preferred Stocks	1.1
Purchased Options	0.9
Convertible Preferred Stocks	0.9
Repurchase Agreement	0.2
Purchased Swaptions	0.2
Preferred Corporate Debt Securities	0.1
Warrants	0.0 *
Master Limited Partnership	0.0 *
Other Assets and Liabilities - Net ^	(0.6)
Total	100.0%

*	Percentage rounds to less than 0.1%

^	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 4.6%
U.S. Treasury Note
0.25%, 01/15/2015 - 03/31/2015	$ 10,752,300	$ 10,765,963
1.25%, 10/31/2018	6,954,800	6,901,012
1.75%, 05/15/2022	2,037,700	1,961,445
2.00%, 05/31/2021 - 11/15/2021	14,810,900	14,691,513
2.25%, 03/31/2016 - 04/30/2021	18,842,900	19,235,501
2.75%, 02/15/2024	7,703,600	7,878,734

Total U.S. Government Obligations (cost $61,340,189)		61,434,168

FOREIGN GOVERNMENT OBLIGATIONS - 7.6%
Argentina - 0.3%
Argentina Boden Bonds
7.00%, 10/03/2015	748,963	724,247
Argentina Bonar Bonds
7.00%, 04/17/2017	2,760,784	2,578,572
8.75%, 05/07/2024	653,950	611,444
Australia - 0.8%
Australia Government Bond
2.75%, 04/21/2024	AUD 2,073,000	1,825,976
5.50%, 04/21/2023	6,837,000	7,437,907
Queensland Treasury Corp. 6.00%, 06/14/2021	2,062,000	2,248,216
Brazil - 2.0%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2025	BRL 6,700,000	2,506,705
Series B
6.00%, 08/15/2024	290,000	320,294
Series F
10.00%, 01/01/2021 - 01/01/2023	56,457,000	22,008,237
Brazilian Government International Bond 4.88%, 01/22/2021	$ 1,398,000	1,523,820
Canada - 0.3%
Canadian Government Bond
1.50%, 03/01/2017	CAD 1,978,000	1,870,077
3.50%, 06/01/2020	1,453,000	1,499,883
4.00%, 06/01/2016	1,198,000	1,184,224
Germany - 0.9%
Bundesrepublik Deutschland 4.25%, 07/04/2017	EUR 7,816,425	12,044,658
Indonesia - 0.1%
Indonesia Treasury Bond 7.88%, 04/15/2019	IDR 15,506,000,000	1,312,549
Mexico - 1.0%
Mexican Bonos 10.00%, 12/05/2024	MXN 125,660,600	12,933,438
Poland - 0.9%
Poland Government Bond
5.25%, 10/25/2020	PLN 14,245,000	5,244,134
5.75%, 10/25/2021	18,334,000	6,995,765
Turkey - 0.0% (A)
Turkey Government International Bond 6.75%, 04/03/2018	$ 288,000	325,152

	Principal	Value
United Kingdom - 1.3%
U.K. Gilt 2.25%, 09/07/2023 - Reg S	GBP 10,448,448	$ 17,270,998

Total Foreign Government Obligations (cost $103,150,501)		102,466,296

PREFERRED CORPORATE DEBT SECURITIES - 0.1%
United States - 0.1%
Deutsche Bank Capital Funding Trust VII 5.63%, 01/19/2016 - 144A (B) (C)	$ 149,000	154,774
USB Capital IX 3.50%, 07/31/2014 (B) (C)	956,000	814,990

Total Preferred Corporate Debt Securities (cost $1,101,476)		969,764

CORPORATE DEBT SECURITIES - 4.2%
Argentina - 0.2%
Empresa Distribuidora Y Comercializadora Norte 9.75%, 10/25/2022 - 144A	154,000	118,580
Provincia de Buenos Aires 10.88%, 01/26/2021 - Reg S	329,000	314,195
YPF SA
8.75%, 04/04/2024 - 144A	780,000	815,022
8.88%, 12/19/2018 - 144A	923,000	973,765
Australia - 0.2%
FMG Resources August 2006 Pty, Ltd.
6.00%, 04/01/2017 - 144A	409,000	422,292
6.88%, 04/01/2022 - 144A	333,000	357,143
8.25%, 11/01/2019 - 144A	199,000	216,661
TFS Corp., Ltd. 11.00%, 07/15/2018 - 144A	1,157,000	1,198,941
Canada - 0.0% (A)
Viterra, Inc. 5.95%, 08/01/2020 - 144A	292,000	333,277
Cayman Islands - 0.2%
Hutchison Whampoa International 11, Ltd. 3.50%, 01/13/2017 - 144A	656,000	689,751
Odebrecht Finance, Ltd. 4.38%, 04/25/2025 - 144A	679,000	670,512
Petrobras International Finance Co. 5.38%, 01/27/2021	394,000	410,639
Sun Hung KAI Properties Capital Market, Ltd., Series MTN 4.50%, 02/14/2022 - Reg S	475,000	500,843
Chile - 0.1%
Banco del Estado de Chile 2.03%, 04/02/2015	789,000	797,356
Banco Santander Chile 2.11%, 06/07/2018 - 144A (B)	872,000	889,440
Inversiones Alsacia SA 8.00%, 08/18/2018 - 144A	724,540	485,442
Colombia - 0.0% (A)
Colombia Telecomunicaciones SA ESP 5.38%, 09/27/2022 - 144A	332,000	331,502

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
France - 0.1%
BNP Paribas SA, Series MTN 2.40%, 12/12/2018	$ 2,024,000	$ 2,041,455
Germany - 0.0% (A)
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.50%, 01/15/2023 - 144A	302,000	312,570
Guernsey, Channel Islands - 0.1%
Credit Suisse Group Guernsey I, Ltd. 7.88%, 02/24/2041 - Reg S (B)	673,000	726,840
India - 0.1%
State Bank of India 3.62%, 04/17/2019 - 144A	984,000	989,975
Ireland - 0.1%
Nara Cable Funding, Ltd.
8.88%, 12/01/2018 - 144A	261,000	278,618
8.88%, 12/01/2018 - 144A	EUR 625,000	913,597
Italy - 0.2%
Intesa Sanpaolo SpA
3.13%, 01/15/2016	$ 355,000	364,906
3.88%, 01/16/2018 - 01/15/2019	1,035,000	1,087,337
Telecom Italia SpA 5.30%, 05/30/2024 - 144A	966,000	969,622
Japan - 0.1%
Sumitomo Mitsui Banking Corp. 2.45%, 01/10/2019	866,000	885,587
Jersey, Channel Islands - 0.1%
Dana Gas Sukuk, Ltd. 9.00%, 10/31/2017 - 144A	1,819,340	1,737,470
Korea, Republic of - 0.0% (A)
Export-Import Bank of Korea 2.88%, 09/17/2018	418,000	430,346
Luxembourg - 0.1%
Capsugel Finance Co. SCA 9.88%, 08/01/2019 - 144A	EUR 171,000	252,320
Intelsat Jackson Holdings SA 7.50%, 04/01/2021	$ 820,000	897,900
Mexico - 0.1%
Trust F/1401 5.25%, 12/15/2024 - 144A	843,000	885,150
Netherlands - 0.2%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.95%, 11/09/2022	353,000	358,870
Petrobras Global Finance BV 2.37%, 01/15/2019 (B)	1,928,000	1,918,360
Singapore - 0.0% (A)
Bumi Investment Pte, Ltd., Series MTN 10.75%, 10/06/2017 - 144A	449,000	224,500
Switzerland - 0.0% (A)
UBS AG, Series MTN 5.88%, 12/20/2017	316,000	360,922
United Kingdom - 0.3%
BAT International Finance PLC 2.13%, 06/07/2017 - 144A	647,000	663,006
Lloyds Bank PLC 2.30%, 11/27/2018	254,000	257,890
Lloyds Bank PLC, Series MTN 13.00%, 01/22/2029 (B) (C)	GBP 1,189,000	3,408,381

	Principal	Value
United States - 2.0%
Ally Financial, Inc.
2.75%, 01/30/2017	$ 1,002,000	$ 1,013,272
3.50%, 01/27/2019	691,000	697,703
American Tower Corp. 3.40%, 02/15/2019	277,000	289,785
Anheuser-Busch InBev Worldwide, Inc. 1.38%, 07/15/2017	469,000	470,578
AT&T, Inc. 2.38%, 11/27/2018	1,692,000	1,720,373
Bank of America Corp.
2.00%, 01/11/2018	919,000	924,930
2.60%, 01/15/2019	638,000	645,505
Bank of America Corp., Series MTN
1.30%, 03/22/2018 (B)	491,000	497,322
6.88%, 04/25/2018	616,000	725,729
Best Buy Co., Inc. 5.00%, 08/01/2018	906,000	950,167
Building Materials Corp. of America 6.88%, 08/15/2018 - 144A	207,000	214,659
Cablevision Systems Corp. 5.88%, 09/15/2022	416,000	423,800
Capital One Bank USA NA 2.15%, 11/21/2018	726,000	730,178
Chesapeake Energy Corp. 3.48%, 04/15/2019 (B)	196,000	198,205
CIT Group, Inc. 4.75%, 02/15/2015 - 144A	752,000	767,040
Citigroup, Inc. 5.95%, 01/30/2023 (B) (C)	494,000	498,940
Crown Cork & Seal Co., Inc. 7.50%, 12/15/2096	38,000	36,100
Ford Motor Credit Co. LLC
1.72%, 12/06/2017	1,577,000	1,577,642
2.38%, 01/16/2018	694,000	708,928
5.00%, 05/15/2018	884,000	983,407
Forest Laboratories, Inc.
4.38%, 02/01/2019 - 144A	829,000	894,333
5.00%, 12/15/2021 - 144A	599,000	656,420
General Electric Capital Corp. 6.25%, 12/15/2022 (B) (C)	1,000,000	1,112,500
General Electric Capital Corp., Series MTN
5.55%, 05/04/2020	469,000	545,798
6.38%, 11/15/2067 (B)	752,000	838,480
Goldman Sachs Group, Inc. 5.70%, 05/10/2019 (B) (C)	1,138,000	1,175,696
HSBC USA, Inc. 1.63%, 01/16/2018	705,000	706,578
Hughes Satellite Systems Corp. 7.63%, 06/15/2021	192,000	219,840
Hyundai Capital America 2.13%, 10/02/2017 - 144A	396,000	402,026
JPMorgan Chase & Co.
5.15%, 05/01/2023 (B) (C)	1,270,000	1,217,612
6.13%, 06/27/2017	514,000	578,823
Morgan Stanley 5.45%, 07/15/2019 (B) (C)	845,000	860,413
Morgan Stanley, Series MTN 7.30%, 05/13/2019	402,000	491,544
Mylan, Inc. 2.55%, 03/28/2019	769,000	774,636

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
United States (continued)
NBCUniversal Enterprise, Inc. 5.25%, 03/19/2021 - 144A (C)	$ 611,000	$ 638,495
Reliance Holding USA, Inc. 4.50%, 10/19/2020 - 144A	493,000	514,679
Sabine Pass Liquefaction LLC 5.63%, 04/15/2023	511,000	532,717
SunGard Data Systems, Inc. 7.38%, 11/15/2018	278,000	293,638
Texas Industries, Inc. 9.25%, 08/15/2020	409,000	463,193
Xerox Corp. 6.35%, 05/15/2018	400,000	464,797

Total Corporate Debt Securities (cost $56,799,187)		56,947,464

CONVERTIBLE BONDS - 2.7%
Bermuda - 0.0% (A)
Celestial Nutrifoods, Ltd. Zero Coupon, 06/12/2011 (D) (E)	SGD 1,000,000	8,020
Cayman Islands - 0.1%
SINA Corp. 1.00%, 12/01/2018 - 144A	$ 663,000	606,645
Zeus Cayman II Zero Coupon, 08/18/2016 - Reg S	JPY 22,000,000	382,299
India - 0.1%
REI Agro, Ltd.
5.50%, 11/13/2014 - Reg S (D)	$ 259,000	66,045
5.50%, 11/13/2014 - 144A (D)	697,000	389,449
Suzlon Energy, Ltd.
Zero Coupon, 10/11/2012 (D)	588,000	705,600
Zero Coupon, 07/25/2014	781,000	781,000
Jersey, Channel Islands - 0.2%
Dana Gas Sukuk, Ltd. 7.00%, 10/31/2017 - 144A	2,208,000	2,163,840
Luxembourg - 0.1%
Telecom Italia Finance 6.13%, 11/15/2016 - Reg S (E)	EUR 900,000	1,528,755
Netherlands - 0.3%
Bio City Development Co. B.V. 8.00%, 07/06/2018 - 144A (D)	$ 2,400,000	2,040,000
Volkswagen International Finance NV 5.50%, 11/09/2015 - 144A	EUR 1,400,000	2,246,211
Singapore - 0.4%
CapitaLand, Ltd.
1.95%, 10/17/2023 - 144A	SGD 1,000,000	817,387
2.10%, 11/15/2016 - Reg S	1,250,000	998,707
2.95%, 06/20/2022 - Reg S	2,750,000	2,211,424
Olam International, Ltd. 6.00%, 10/15/2016 - Reg S	$ 1,000,000	1,106,250
United Kingdom - 0.1%
Essar Energy PLC 4.25%, 02/01/2016 - Reg S	700,000	696,500
United States - 1.4%
BioMarin Pharmaceutical, Inc.
0.75%, 10/15/2018	240,000	248,250
1.50%, 10/15/2020	240,000	252,750
Brookdale Senior Living, Inc. 2.75%, 06/15/2018	135,000	183,853

	Principal	Value
United States (continued)
Cobalt International Energy, Inc.
2.63%, 12/01/2019	$ 1,567,000	$ 1,445,557
3.13%, 05/15/2024	1,929,000	2,074,881
Cubist Pharmaceuticals, Inc. 2.50%, 11/01/2017	430,000	1,054,037
Delta Topco LTD. 10.00%, 11/24/2060 (E)	1,284,140	1,275,164
Forest City Enterprises, Inc. 4.25%, 08/15/2018	700,000	791,000
Gilead Sciences, Inc. Series D 1.63%, 05/01/2016	1,200,000	4,374,000
Intel Corp. 3.25%, 08/01/2039	397,000	612,373
Mylan, Inc. 3.75%, 09/15/2015	832,000	3,225,560
Salesforce.com, Inc. 0.25%, 04/01/2018	1,365,000	1,567,191
Take-Two Interactive Software, Inc. 1.75%, 12/01/2016	704,000	921,360
WellPoint, Inc. 2.75%, 10/15/2042	745,000	1,141,247

Total Convertible Bonds (cost $34,806,886)		35,915,355

LOAN ASSIGNMENTS - 1.2%
Canada - 0.0% (A)
Essar Steel Algoma, Inc., ABL Term Loan 9.25%, 09/20/2014 (B)	373,549	373,363
Chile - 0.1%
UNL Quintero SA, Term Loan 1.00%, 06/20/2023 (E)	733,589	718,000
Germany - 0.1%
Autobahn Tank & Rast GmbH, EUR Term Loan B 3.85%, 12/10/2019	EUR 246,680	338,081
Autobahn Tank & Rast GmbH, New EUR Term Loan A 3.60%, 12/04/2018	611,780	836,244
Jersey, Channel Islands - 0.1%
Delta Debt Co., Limited Term Loan 1.00%, 10/30/2019 (E)	$ 1,962,000	2,105,876
Luxembourg - 0.0% (A)
Mallinckrodt International Finance SA, Term Loan B 3.50%, 03/19/2021 (B)	328,666	328,484
Marshall Islands - 0.2%
Drillships Financing Holding, Inc., Term Loan B1 6.00%, 03/31/2021 (B)	646,010	653,739
Seadrill Partners Finance Co. LLC, Term Loan B 4.15%, 02/21/2021 (B)	1,474,775	1,464,124
United States - 0.7%
Fieldwood Energy LLC, 2nd Lien Term Loan 8.38%, 09/30/2020 (B)	904,280	932,862
Grifols Worldwide Operations USA, Inc., USD Term Loan B 3.15%, 02/27/2021 (B)	1,758,993	1,755,914

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
United States (continued)
Hilton Worldwide Finance LLC, USD Term Loan B2 3.50%, 10/26/2020 (B)	$ 3,227,798	$ 3,220,939
Obsidian Natural Gas Trust, Term Loan 7.00%, 11/02/2015	482,337	485,954
Sheridan Investment Partners II, LP, Term Loan A 4.25%, 12/16/2020 (B)	191,293	191,293
Sheridan Investment Partners II, LP, Term Loan B 4.25%, 12/16/2020 (B)	1,375,714	1,375,714
Sheridan Investment Partners II, LP, Term Loan M 4.25%, 12/16/2020 (B)	71,274	71,274
Univision Communications, Inc., Term Loan C4 4.00%, 03/01/2020 (B)	1,279,655	1,278,055

Total Loan Assignments (cost $16,036,085)		16,129,916

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 10.5%
U.S. Treasury Bill
0.01%, 07/03/2014 (F)	35,278,100	35,278,080
0.02%, 07/10/2014 - 10/02/2014 (F)	24,010,300	24,009,543
0.03%, 08/14/2014 - 09/04/2014 (F)	29,454,500	29,453,201
0.04%, 09/11/2014 - 10/16/2014 (F)	33,683,200	33,679,935
0.05%, 10/30/2014 - 11/20/2014 (F)	17,674,300	17,671,452

Total Short-Term U.S. Government Obligations (cost $140,092,211)		140,092,211

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 2.0%
Japan Treasury Discount Bill 0.05%, 08/04/2014 (F)	JPY 990,000,000	9,772,003
Mexico Cetes
3.05%, 12/11/2014 (F)	MXN 44,238,800	3,364,092
3.47%, 07/24/2014 (F)	35,000,000	2,691,955
3.48%, 09/18/2014 (F)	19,083,000	1,459,989
3.49%, 08/21/2014 (F)	67,000,000	5,139,456
3.52%, 10/16/2014 (F)	51,887,000	3,958,842
3.54%, 11/13/2014 (F)	13,830,000	1,052,300

Total Short-Term Foreign Government Obligations (cost $27,358,818)		27,438,637

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.9%
Germany - 0.3%
Volkswagen AG, 2.11% (F)	15,756	$ 4,138,026
United States - 0.6%
American Tower Corp. - Series A, 5.25%	5,180	551,152
Cliffs Natural Resources, Inc., 7.00%	25,987	372,394
Continental Airlines Finance Trust II, 6.00%	2,150	105,955
Crown Castle International Corp. - Series A, 4.50%	12,040	1,227,117
Dominion Resources, Inc., 6.38% (G)	12,500	657,812
Forestar Group, Inc., 6.00%	26,350	670,344

	Shares	Value
United States (continued)
Health Care REIT, Inc. - Series I, 6.50%	18,938	$ 1,093,480
NextEra Energy, Inc., 5.60%	17,136	1,137,061
Stanley Black & Decker, Inc., 6.25% (H)	3,492	398,193
United Technologies Corp., 7.50%	9,107	593,685
Wells Fargo & Co. - Series L, Class A, 7.50%	452	548,728

Total Convertible Preferred Stocks (cost $11,549,534)		11,493,947

PREFERRED STOCKS - 1.1%
Brazil - 0.2%
Cia Brasileira de Distribuicao, 0.96% (F)	24,875	1,159,483
Itau Unibanco Holding SA, 3.38% (F)	138,140	1,998,794
Korea, Republic of - 0.0% (A)
Samsung Electronics Co., Ltd., 1.37% (F)	322	337,339
United Kingdom - 0.2%
HSBC Holdings PLC - Series 2, 8.00%	27,466	743,505
Royal Bank of Scotland Group PLC - Series M, 6.40%	21,475	517,118
Royal Bank of Scotland Group PLC - Series Q, 6.75%	17,733	441,729
Royal Bank of Scotland Group PLC - Series T, 7.25%	25,538	644,834
United States - 0.7%
Citigroup Capital XIII, 7.88% (B)	44,988	1,246,168
Fannie Mae - Series S, 8.25% (B)	83,074	859,816
GMAC Capital Trust I - Series 2, 8.13% (B)	59,188	1,615,832
Palantir Tech, 0.00% (E)	212,750	1,304,157
RBS Capital Funding Trust VII - Series G, 6.08%	37,799	910,956
Uber Technologies, Inc., 0.00% (E)	2,002,180	2,002,180
US Bancorp - Series F, 6.50% (B)	24,600	695,196
US Bancorp - Series G, 6.00% (B)	12,787	350,492

Total Preferred Stocks (cost $14,901,853)		14,827,599

COMMON STOCKS - 63.3%
Australia - 0.1%
Mesoblast, Ltd. (H)	108,803	458,603
National Australia Bank, Ltd. - Class N	42,648	1,318,245
Austria - 0.0% (A)
Andritz AG	936	54,093
Belgium - 0.1%
Anheuser-Busch InBev NV	4,704	540,416
RHJ International SA (H)	78,455	382,123
Brazil - 0.5%
BR Malls Participacoes SA	161,197	1,371,579
Cielo SA	8,639	177,902
Cyrela Brazil Realty SA Empreendimentos e Participacoes - Class A	96,067	600,881
Hypermarcas SA	141,434	1,232,227
MRV Engenharia e Participacoes SA	164,506	555,426
Oi SA - ADR	429,935	368,927
Petroleo Brasileiro SA - ADR (H)	113,844	1,665,538
Qualicorp SA (H)	74,639	881,683
SLC Agricola SA	48,638	423,092
Canada - 0.7%
Athabasca Oil Corp. - Class A (H)	198,445	1,424,571
Bank of Nova Scotia	17,648	1,176,589
Eldorado Gold Corp. - Class A	191,317	1,463,049

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Canada (continued)
First Quantum Minerals, Ltd.	209,211	$ 4,474,200
Platinum Group Metals, Ltd. (H)	608,341	724,046
Chile - 0.1%
Banco Santander Chile - ADR	34,091	901,707
China - 0.1%
Mindray Medical International, Ltd. - ADR	31,810	1,002,015
Denmark - 0.1%
TDC A/S - Class B	80,000	827,938
France - 4.2%
Airbus Group NV	68,509	4,591,032
Arkema SA	21,785	2,120,331
AtoS	44,246	3,686,056
AXA SA	78,783	1,883,003
BNP Paribas SA	87,829	5,958,493
Cie de St-Gobain	48,438	2,732,970
Danone SA	10,542	782,963
GDF Suez	54,202	1,492,169
L’Oreal SA	4,259	733,938
LVMH Moet Hennessy Louis Vuitton SA	9,186	1,771,038
Remy Cointreau SA	8,841	813,401
Safran SA	120,898	7,915,566
Sanofi - ADR	16,111	856,622
Sanofi	53,322	5,664,413
Schneider Electric SE	39,616	3,729,427
Societe Generale SA	34,993	1,833,024
Technip SA	27,403	2,997,707
Total SA - ADR	33,915	2,448,663
Total SA	19,089	1,379,594
UBISOFT Entertainment (H)	66,394	1,222,784
Worldline SA (G) (H)	77,348	1,758,150
Germany - 1.7%
Allianz SE - Class A	12,877	2,145,873
Bayerische Motoren Werke AG	12,390	1,571,357
Deutsche Bank AG	41,557	1,462,149
Deutsche Boerse AG	16,704	1,296,430
Deutsche Telekom AG	90,559	1,587,232
Fresenius SE & Co. KGaA	12,819	1,911,528
HeidelbergCement AG	8,864	756,529
Linde AG	8,470	1,801,165
RTL Group SA (H)	6,534	726,855
RWE AG	13,732	589,763
Siemens AG - Class A	65,427	8,640,879
Volkswagen AG	512	132,364
Hong Kong - 1.4%
AIA Group, Ltd.	136,200	685,358
Beijing Enterprises Holdings, Ltd.	298,500	2,821,161
CNOOC, Ltd.	2,134,000	3,843,755
Dongfeng Motor Group Co., Ltd. - Class H	184,000	329,521
FU JI Food and Catering Services Holdings, Ltd. (H)	10,000	1,639
Haitian International Holdings, Ltd. - Series B	288,000	668,126
Jiangxi Copper Co., Ltd. - Class H	16,000	25,351
Kunlun Energy Co., Ltd.	634,000	1,045,433
Link REIT	265,000	1,425,797
Sino Biopharmaceutical, Ltd.	812,000	664,234
Sinopharm Group Co., Ltd. - Class H	352,800	978,685
Sun Hung Kai Properties, Ltd.	266,000	3,651,734
Wharf Holdings, Ltd.	326,000	2,355,491
Zhongsheng Group Holdings, Ltd.	390,500	503,845

	Shares	Value
Indonesia - 0.1%
Siloam International Hospitals Tbk PT (H)	649,634	$ 791,836
Italy - 0.7%
Ei Towers SpA	26,672	1,442,618
Enel SpA	127,532	742,874
Fiat (E)	328,410	3,372,689
Intesa Sanpaolo SpA	649,912	2,007,670
Snam SpA	56,833	342,415
Telecom Italia SpA (H)	508,943	644,629
Telecom Italia SpA - RSP	101,654	100,429
Terna Rete Elettrica Nazionale SpA	24,831	130,972
UniCredit SpA - Class A	104,668	876,414
Japan - 9.8%
Aisin Seiki Co., Ltd.	31,600	1,257,075
Ajinomoto Co., Inc.	42,000	658,368
Alpine Electronics, Inc.	5,100	71,890
Asahi Kasei Corp.	156,000	1,193,426
Astellas Pharma, Inc.	62,700	823,787
Autobacs Seven Co., Ltd.	4,100	68,802
Bandai Namco Holdings, Inc.	9,700	227,120
Bank of Yokohama, Ltd.	38,000	218,686
Benesse Holdings, Inc.	6,700	290,672
Bridgestone Corp.	83,400	2,918,444
Canon Marketing Japan, Inc.	3,800	71,307
Chiba Bank, Ltd.	33,000	232,910
Chubu Electric Power Co., Inc. (H)	39,000	484,685
Daihatsu Motor Co., Ltd.	12,200	216,892
Daikin Industries, Ltd.	23,400	1,476,460
Daikyo, Inc.	65,000	152,707
Daito Trust Construction Co., Ltd.	9,700	1,140,388
DeNA Co., Ltd.	53,600	724,861
Denso Corp.	69,500	3,317,038
East Japan Railway Co.	46,000	3,623,059
FANUC Corp.	5,100	879,493
Fuji Heavy Industries, Ltd.	270,800	7,498,090
Futaba Industrial Co., Ltd.	40,200	183,728
Gree, Inc. (H)	49,800	436,527
GungHo Online Entertainment, Inc.	70,300	453,839
Hitachi Chemical Co., Ltd.	54,500	901,653
Hitachi High-Technologies Corp.	5,700	135,600
Hitachi, Ltd.	402,000	2,944,415
Honda Motor Co., Ltd.	79,100	2,761,726
Hoya Corp.	57,500	1,910,518
IHI Corp.	155,000	722,176
INPEX Corp.	236,400	3,593,663
Isuzu Motors, Ltd.	138,000	912,689
Japan Airlines Co., Ltd.	47,200	2,609,151
JGC Corp.	84,000	2,552,214
JSR Corp.	87,000	1,492,582
Kamigumi Co., Ltd.	7,000	64,400
KDDI Corp.	44,800	2,732,532
Keyence Corp.	800	349,005
Kinden Corp.	7,000	68,062
Kirin Holdings Co., Ltd.	55,800	805,838
Koito Manufacturing Co., Ltd.	8,700	222,857
Kubota Corp.	51,000	722,926
Kuraray Co., Ltd.	89,600	1,135,644
Kyocera Corp.	25,100	1,191,262
Kyowa Hakko Kirin Co., Ltd.	19,000	257,134
Mabuchi Motor Co., Ltd.	1,800	136,459
Maeda Road Construction Co., Ltd.	4,000	69,217

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Japan (continued)
Mitsubishi Corp.	131,400	$ 2,732,933
Mitsubishi Electric Corp.	160,000	1,974,236
Mitsubishi Heavy Industries, Ltd.	136,000	848,448
Mitsubishi UFJ Financial Group, Inc.	232,100	1,422,774
Mitsui & Co., Ltd.	440,700	7,064,773
MS&AD Insurance Group Holdings, Inc.	83,200	2,009,678
Murata Manufacturing Co., Ltd.	11,200	1,048,193
Nabtesco Corp.	9,800	216,692
NEC Corp.	365,000	1,163,763
Nexon Co., Ltd.	29,000	276,817
Nikon Corp.	13,600	214,126
Nintendo Co., Ltd.	12,500	1,496,101
Nippon Express Co., Ltd.	43,000	208,410
Nippon Telegraph & Telephone Corp.	19,400	1,209,903
Nitori Holdings Co., Ltd.	18,700	1,022,635
Nitto Denko Corp.	36,800	1,724,393
NKSJ Holdings, Inc.	54,500	1,467,608
Okumura Corp.	148,000	750,920
Omron Corp.	7,500	316,125
Otsuka Holdings Co., Ltd.	42,800	1,326,608
Rinnai Corp.	13,300	1,283,984
ROHM Co., Ltd.	31,300	1,795,104
Ryohin Keikaku Co., Ltd.	9,700	1,101,130
Sanrio Co., Ltd.	7,600	220,787
Sawai Pharmaceutical Co., Ltd.	3,600	212,151
Sega Sammy Holdings, Inc.	39,000	767,257
Seino Holdings Co., Ltd.	12,000	136,222
Shimamura Co., Ltd.	1,400	137,644
Shin-Etsu Chemical Co., Ltd.	51,300	3,118,359
Ship Healthcare Holdings, Inc.	17,200	602,734
Shizuoka Bank, Ltd.	22,000	237,797
SMC Corp.	1,800	481,694
Sohgo Security Services Co., Ltd.	5,400	129,530
Sony Corp.	58,100	964,653
Sony Financial Holdings, Inc.	74,600	1,272,482
Stanley Electric Co., Ltd.	5,400	140,777
Sumitomo Corp.	127,400	1,720,381
Sumitomo Electric Industries, Ltd.	70,200	987,464
Sumitomo Mitsui Financial Group, Inc.	82,300	3,447,818
Sumitomo Mitsui Trust Holdings, Inc.	163,000	744,968
Suntory Beverage & Food, Ltd.	24,700	969,177
Suzuki Motor Corp.	156,800	4,911,173
Toda Corp.	189,000	735,067
Tokio Marine Holdings, Inc.	208,100	6,844,570
Tokyo Gas Co., Ltd.	445,000	2,600,464
Toyota Industries Corp.	67,400	3,479,611
Toyota Motor Corp.	39,600	2,378,228
Trend Micro, Inc.	6,500	213,983
TV Asahi Holdings Corp.	3,900	71,298
UBE Industries, Ltd.	345,000	599,378
UniCharm Corp.	14,200	846,211
Yamada Denki Co., Ltd.	513,100	1,828,430
Yamaha Corp.	13,300	210,190
Yamaha Motor Co., Ltd.	18,300	314,860
Korea, Republic of - 0.7%
Cheil Industries, Inc. (E)	6,005	416,635
Hyundai Motor Co.	7,083	1,606,591
Hyundai Wia Corp.	3,573	692,141
LG Household & Health Care, Ltd.	903	406,519
Orion Corp.	693	634,919

	Shares	Value
Korea, Republic of (continued)
Samsung Electronics Co., Ltd.	3,884	$ 5,074,766
Samsung Heavy Industries Co., Ltd.	23,360	624,518
Malaysia - 0.3%
Axiata Group Bhd	693,100	1,504,487
IHH Healthcare Bhd - Class A	1,284,100	1,751,591
Telekom Malaysia Bhd	324,100	640,932
Mexico - 0.4%
America Movil SAB de CV - Series L ADR	29,974	621,961
Fibra Uno Administracion SA de CV - REIT	664,777	2,330,960
Fomento Economico Mexicano SAB de CV - ADR	6,019	563,679
Grupo Televisa SAB - CPO	111,049	761,811
TF Administradora Industrial S de RL de CV - REIT (H)	376,226	840,118
Netherlands - 1.3%
Akzo Nobel NV	26,913	2,017,646
ING Groep NV - CVA (H)	146,108	2,052,674
Koninklijke DSM NV	24,589	1,790,893
Koninklijke KPN NV (H)	99,448	362,360
Mobileye NV - Class F2 (E)	30,480	1,206,398
Royal Dutch Shell PLC - Class A ADR	57,703	4,752,996
Unilever NV - CVA	121,740	5,326,854
New Zealand - 0.0% (A)
Guinness Peat Group PLC - Class A (H)	211,756	125,147
Norway - 0.1%
Statoil ASA	59,191	1,818,040
Portugal - 0.0% (A)
ZON OPTIMUS SGPS SA	99,066	651,125
Singapore - 0.6%
CapitaLand, Ltd.	1,147,000	2,943,620
Global Logistic Properties, Ltd. - Class L	315,000	682,091
Keppel Corp., Ltd.	258,000	2,232,593
Raffles Medical Group, Ltd.	178,000	581,009
Singapore Telecommunications, Ltd.	582,000	1,797,017
South Africa - 0.1%
Life Healthcare Group Holdings, Ltd.	184,664	720,424
Spain - 0.2%
Banco Bilbao Vizcaya Argentaria SA	144,652	1,843,852
Gas Natural SDG SA	9,229	291,479
Sweden - 0.4%
Getinge AB - Class B	28,264	742,816
Lundin Petroleum AB (H)	135,221	2,736,173
Svenska Handelsbanken AB - Class A	40,472	1,981,335
Switzerland - 2.3%
Nestle SA	101,642	7,874,160
Novartis AG - ADR	1,064	96,324
Novartis AG	48,009	4,347,229
Roche Holding AG	31,466	9,385,157
Swisscom AG	853	495,852
Syngenta AG	13,307	4,956,362
UBS AG - Class A (H)	186,687	3,425,121
Taiwan - 0.2%
Cheng Shin Rubber Industry Co., Ltd.	236,000	603,872
Far EasTone Telecommunications Co., Ltd.	243,000	553,419
Taiwan Mobile Co., Ltd.	190,000	587,983
Yulon Motor Co., Ltd.	292,000	475,290
Thailand - 0.1%
Bangkok Dusit Medical Services PCL - Class F	2,922,000	1,503,540
Bumrungrad Hospital PCL	151,800	547,238

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
United Kingdom - 3.3%
Al Noor Hospitals Group PLC	62,318	$ 1,089,973
Antofagasta PLC - Class A	253,981	3,316,479
AstraZeneca PLC - ADR	9,295	690,711
AstraZeneca PLC	32,398	2,406,631
Barratt Developments PLC	114,772	734,024
BG Group PLC	93,937	1,985,433
BHP Billiton PLC	115,049	3,720,328
BT Group PLC - Class A	305,878	2,014,873
Diageo PLC - ADR	14,680	1,868,324
Diageo PLC	11,277	360,128
KazMunaiGas Exploration Production JSC - GDR, Reg S	69,180	1,104,805
Legal & General Group PLC	180,178	695,036
Lloyds TSB Group PLC (H)	1,793,410	2,278,912
National Grid PLC - Class B	125,603	1,805,638
NMC Health PLC - Class A	105,636	903,927
Novorossiysk Commercial Sea Port PJSC - GDR, Reg S (H)	33,771	168,517
Ophir Energy PLC (H)	430,403	1,622,711
Polyus Gold International, Ltd. (H)	75,933	243,010
Prudential PLC	86,260	1,979,656
Rio Tinto PLC	117,222	6,236,077
Royal Mail PLC (H)	76,554	653,762
SABMiller PLC	24,272	1,407,345
Shire PLC	41,121	3,216,113
Tesco PLC	142,371	692,464
Unilever PLC	30,162	1,368,426
Vodafone Group PLC - ADR	26,608	888,441
Vodafone Group PLC	246,504	822,640
United States - 33.7%
3M Co.	18,316	2,623,584
AbbVie, Inc. - Class G	101,538	5,730,805
Accenture PLC - Class A	2,587	209,133
ACE, Ltd.	14,852	1,540,152
Activision Blizzard, Inc.	31,415	700,555
Adobe Systems, Inc. (H)	3,948	285,677
AES Corp.	98,408	1,530,244
Aetna, Inc.	27,236	2,208,295
Agilent Technologies, Inc.	43,023	2,471,241
Agrium, Inc.	13,879	1,271,733
Alexion Pharmaceuticals, Inc. (H)	9,703	1,516,094
Allergan, Inc.	14,121	2,389,556
Alliance Data Systems Corp. (H)	1,550	435,938
Allstate Corp.	16,507	969,291
Amdocs, Ltd.	5,359	248,282
American Capital Agency Corp. - REIT	17,153	401,552
American Electric Power Co., Inc.	32,537	1,814,588
American Express Co.	39,677	3,764,157
American International Group, Inc.	47,922	2,615,583
American Tower Corp. - Class A REIT	17,874	1,608,303
American Water Works Co., Inc.	24,825	1,227,596
Ameriprise Financial, Inc.	2,158	258,960
AmerisourceBergen Corp. - Class A	3,206	232,948
Amgen, Inc.	2,438	288,586
Anadarko Petroleum Corp. - Class A	49,198	5,385,705
Apple, Inc.	109,690	10,193,492
Archer-Daniels-Midland Co.	5,595	246,795
Avery Dennison Corp.	14,507	743,484
Avnet, Inc.	5,325	235,951

	Shares	Value
United States (continued)
Axis Capital Holdings, Ltd.	4,278	$ 189,430
Bank of America Corp.	338,235	5,198,672
BB&T Corp.	42,997	1,695,372
Becton Dickinson and Co.	1,814	214,596
Berkshire Hathaway, Inc. - Class B (H)	21,045	2,663,455
Biogen IDEC, Inc. (H)	10,636	3,353,637
Boeing Co.	1,736	220,871
BorgWarner, Inc.	20,845	1,358,886
Bristol-Myers Squibb Co.	49,182	2,385,819
Calpine Corp. (H)	93,157	2,218,068
Cameco Corp. - Class A	104,804	2,055,206
Canadian National Railway Co.	47,692	3,100,934
Canadian Natural Resources, Ltd.	54,070	2,482,354
Capital One Financial Corp.	29,216	2,413,242
Cardinal Health, Inc.	22,456	1,539,583
Castlight Health, Inc. - Class B (H)	14,370	218,424
Catamaran Corp. (H)	25,992	1,147,807
Celgene Corp. (H)	23,616	2,028,142
CenterPoint Energy, Inc.	40,823	1,042,619
CF Industries Holdings, Inc. - Class B	915	220,085
Charter Communications, Inc. - Class A (H)	14,822	2,347,508
Check Point Software Technologies, Ltd. - Class A (H)	3,557	238,426
Chevron Corp.	54,751	7,147,743
Chubb Corp. - Class A	2,103	193,834
Church & Dwight Co., Inc.	9,556	668,442
Cimarex Energy Co.	23,951	3,436,010
Cisco Systems, Inc.	179,260	4,454,611
Citigroup, Inc.	90,523	4,263,633
CNA Financial Corp. - Class A	5,682	229,666
CNH Special Voting Shares	15,243	155,174
Coach, Inc. - Class A	88,501	3,025,849
Cobalt International Energy, Inc. (H)	75,861	1,392,049
Coca-Cola Co.	157,010	6,650,944
Colfax Corp. (H)	35,832	2,670,917
Colgate-Palmolive Co.	26,136	1,781,952
Comcast Corp. - Class A	141,301	7,585,038
Computer Sciences Corp.	5,010	316,632
Constellation Brands, Inc. - Class A (H)	3,220	283,779
Constellium NV - Class A (H)	44,189	1,416,699
Cosan, Ltd. - Class A	101,702	1,379,079
Crown Castle International Corp. - REIT	19,101	1,418,440
Crown Holdings, Inc. (H)	28,632	1,424,728
CSX Corp.	22,619	696,891
Cubist Pharmaceuticals, Inc. (H)	13,297	928,397
Cummins, Inc.	7,316	1,128,786
CVS Caremark Corp.	12,889	971,444
Danaher Corp.	13,939	1,097,417
Delphi Automotive PLC - Class A	11,307	777,243
Delta Topco Ltd. (E)	1,531,260	895,634
Diamondback Energy, Inc. (H)	33,341	2,960,681
Discover Financial Services	43,717	2,709,580
DISH Network Corp. - Class A (H)	17,008	1,106,881
Dominion Resources, Inc.	38,131	2,727,129
Dover Corp.	2,388	217,189
Dresser-Rand Group, Inc. (H)	36,154	2,304,094
Dropbox, Inc. (E)	171,990	3,285,215
DTE Energy Co.	5,825	453,593
Eastman Chemical Co.	2,989	261,089

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
United States (continued)
Eaton Corp. PLC	37,624	$ 2,903,820
eBay, Inc. (H)	101,644	5,088,299
Eclipse Resources Corp. (H)	59,100	1,485,183
Electronic Arts, Inc. (H)	79,003	2,833,838
Energizer Holdings, Inc.	1,812	221,118
Envision Healthcare Holdings, Inc. (H)	37,562	1,348,851
EP Energy Corp. - Class A (H)	62,328	1,436,660
EQT Corp.	17,317	1,851,187
Equity Residential - REIT	44,711	2,816,793
Express Scripts Holding Co. (H)	41,019	2,843,847
Fannie Mae (H)	101,057	395,133
Fastenal Co.	49,954	2,472,223
FedEx Corp.	12,520	1,895,278
Fidelity National Information Services, Inc.	5,241	286,892
Fifth Third Bancorp	31,834	679,656
FMC Corp. - Class A	31,028	2,208,883
Ford Motor Co.	216,237	3,727,926
Freeport-McMoRan Copper & Gold, Inc.	215,978	7,883,197
Fresh Market, Inc. (H)	36,624	1,225,805
General Dynamics Corp.	2,446	285,081
General Electric Co.	270,939	7,120,277
General Motors Co.	16,496	598,805
Gilead Sciences, Inc. (H)	23,581	1,955,101
Goldcorp, Inc.	145,956	4,073,632
Goldman Sachs Group, Inc.	15,661	2,622,278
Goodyear Tire & Rubber Co.	35,494	986,023
Google, Inc. - Class A (H)	10,252	5,994,037
Google, Inc. - Class C (H)	10,252	5,897,771
Harris Corp.	3,256	246,642
HCA Holdings, Inc. (H)	56,659	3,194,434
HealthSouth Corp.	25,075	899,440
Helmerich & Payne, Inc.	2,931	340,318
Hilton Worldwide Holdings, Inc. (H)	23,353	544,125
Humana, Inc. - Class A	22,865	2,920,318
International Paper Co.	5,302	267,592
Intuit, Inc.	3,012	242,556
JB Hunt Transport Services, Inc.	17,051	1,258,023
Johnson Controls, Inc.	36,764	1,835,627
JPMorgan Chase & Co.	124,115	7,151,506
Kimberly-Clark Corp.	1,932	214,877
KLA-Tencor Corp.	2,652	192,641
Kroger Co.	5,569	275,276
L-3 Communications Holdings, Inc.	2,290	276,518
Lear Corp.	3,555	317,533
Liberty Media Corp. - Class A (H)	39,856	5,447,518
Lincoln National Corp.	7,246	372,734
Lululemon Athletica, Inc. (H)	21,986	889,993
Macy’s, Inc.	3,638	211,077
Manchester United PLC - Class A (H)	37,765	658,999
Marathon Oil Corp.	107,336	4,284,853
Marathon Petroleum Corp.	2,547	198,844
Marsh & McLennan Cos., Inc.	28,760	1,490,343
Mastercard, Inc. - Class A	98,617	7,245,391
Mattel, Inc.	31,321	1,220,579
McDonald’s Corp.	32,828	3,307,093
McKesson Corp.	26,034	4,847,791
Medtronic, Inc.	29,916	1,907,444
MetLife, Inc.	26,754	1,486,452
Mettler-Toledo International, Inc. (H)	3,694	935,247

	Shares	Value
United States (continued)
Microsoft Corp.	5,771	$ 240,651
Motorola Solutions, Inc.	3,368	224,208
Murphy Oil Corp.	2,748	182,687
Mylan, Inc. (H)	11,600	598,096
NextEra Energy, Inc.	24,393	2,499,795
Northrop Grumman Corp.	2,615	312,832
NRG Energy, Inc.	10,469	389,447
Ocwen Financial Corp. - Class B (H)	29,690	1,101,499
Oracle Corp.	101,173	4,100,542
PACCAR, Inc.	20,087	1,262,066
Parker Hannifin Corp.	1,873	235,492
Parsley Energy, Inc. - Class A (H)	71,763	1,727,335
PerkinElmer, Inc.	24,384	1,142,147
Perrigo Co. PLC	8,143	1,186,924
Pfizer, Inc.	192,641	5,717,585
Phillips 66	67,037	5,391,786
Pitney Bowes, Inc.	8,637	238,554
PPG Industries, Inc.	1,792	376,589
PPL Corp.	51,316	1,823,257
Precision Castparts Corp.	13,126	3,313,002
Procter & Gamble Co.	143,389	11,268,942
Prudential Financial, Inc.	10,932	970,434
Raytheon Co.	3,257	300,458
Regeneron Pharmaceuticals, Inc. - Class A (H)	1,349	381,052
Regions Financial Corp.	190,684	2,025,064
Reinsurance Group of America, Inc. - Class A	3,000	236,700
RHJ International - 144A	4,137	20,145
Rockwell Automation, Inc. - Class B	30,350	3,798,606
Santander Consumer USA Holdings, Inc.	20,977	407,793
Schlumberger, Ltd.	36,587	4,315,437
Seagate Technology PLC	4,378	248,758
Sealed Air Corp. - Class A	34,987	1,195,506
Sempra Energy	20,161	2,111,058
Sigma-Aldrich Corp.	2,547	258,470
Silver Wheaton Corp.	46,955	1,233,508
SINA Corp. (H)	49,301	2,453,711
Southern Copper Corp.	95,062	2,887,033
St. Joe Co. (H)	193,741	4,926,834
Stanley Black & Decker, Inc.	25,167	2,210,166
Suncor Energy, Inc.	4,963	211,573
TE Connectivity, Ltd.	4,754	293,987
Team Health Holdings, Inc. (H)	14,142	706,251
Teck Resources, Ltd. - Class B	45,533	1,039,518
Tenet Healthcare Corp. (H)	22,206	1,042,350
Thermo Fisher Scientific, Inc.	26,654	3,145,172
TIBCO Software, Inc. (H)	70,960	1,431,263
Time Warner Cable, Inc.	1,932	284,584
Torchmark Corp.	2,905	237,978
Travelers Cos., Inc.	12,670	1,191,867
TRW Automotive Holdings Corp. (H)	7,785	696,913
Twitter (E)	132,430	5,138,019
Twitter, Inc. (H)	56,137	2,299,933
U.S. Bancorp - Class A	49,481	2,143,517
Union Pacific Corp.	52,968	5,283,558
United Continental Holdings, Inc. (H)	126,768	5,206,362
United Parcel Service, Inc. - Class B	62,974	6,464,911
United Technologies Corp.	49,097	5,668,249
UnitedHealth Group, Inc.	52,515	4,293,101
Universal Health Services, Inc. - Class B	22,788	2,182,179

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
United States (continued)
Valero Energy Corp.	6,123	$ 306,762
Veeva Systems, Inc. - Class A (H)	95,387	2,427,599
Verizon Communications, Inc.	131,960	6,457,814
Vertex Pharmaceuticals, Inc. (H)	16,797	1,590,340
Viacom, Inc. - Class B	2,590	224,631
Visa, Inc. - Class A	46,820	9,865,442
VMware, Inc. - Class A (H)	13,734	1,329,589
Waters Corp. (H)	13,343	1,393,543
WellCare Health Plans, Inc. (H)	14,305	1,068,011
WellPoint, Inc.	2,452	263,860
Wells Fargo & Co.	189,209	9,944,825
Western Digital Corp.	4,216	389,137
Wyndham Worldwide Corp.	3,282	248,513
XL Group PLC - Class A	55,063	1,802,212
Zimmer Holdings, Inc. - Class A	8,978	932,455

Total Common Stocks (cost $818,145,096)		847,875,247

WARRANTS - 0.0% (A)
Australia - 0.0% (A)
TFS Corp., Ltd. (E) (H)
Expiration: 07/15/2018
Exercise Price: AUD 1.28	59,458	41,899
TFS Corp., Ltd., Class A (E)
Expiration: 07/15/2018
Exercise Price: AUD 1.28	368,642	275,494
Hong Kong - 0.0% (A)
Sun Hung Kai Properties, Ltd. (H) Expiration: 04/22/2016 Exercise Price: HKD 98.60	22,000	28,726

Total Warrants (cost $406,915)		346,119

INVESTMENT COMPANIES - 1.1%
United States - 1.1%
ETFS Gold Trust (H)	26,125	3,407,745
ETFS Physical Palladium Shares (H)	9,360	769,298
ETFS Platinum Trust (H)	8,030	1,161,379
iShares Gold Trust (H)	238,091	3,066,612
Market Vectors Gold Miners ETF	80,717	2,134,965
SPDR Gold Shares (H)	35,439	4,537,610

Total Investment Companies (cost $14,584,177)		15,077,609

MASTER LIMITED PARTNERSHIP - 0.0% (A)
United States - 0.0% (A)
NextEra Energy Partners, LP (H)	5,800	194,358

Total Master Limited Partnership (cost $145,000)		194,358

	Contracts	Value
PURCHASED OPTIONS - 0.9%
Call Options - 0.8%
Canadian Natural Resources, Ltd. Strike Price $34.00 Expires 09/20/2014	398	477,600
MetLife, Inc. Strike Price $50.00 Expires 01/17/2015	119	80,920

	Contracts	Value
Call Options (continued)
OTC - ACE, Ltd. Strike Price $95.00 Expires 01/16/2015 Counterparty: GSC	58,757	$ 551,818
OTC - Anadarko Petroleum Corp. Strike Price $105.00 Expires 01/16/2015 Counterparty: DUB	23,784	266,975
OTC - Anadarko Petroleum Corp. Strike Price $115.00 Expires 01/16/2015 Counterparty: DUB	38,494	247,324
OTC - Bank of America Corp. Strike Price $17.00 Expires 01/16/2015 Counterparty: CITI	330,669	150,454
OTC - Chevron Corp. Strike Price $135.00 Expires 12/19/2014 Counterparty: DUB	12,900	34,507
OTC - Chevron Corp. Strike Price $135.00 Expires 12/19/2014 Counterparty: BCLY	25,400	67,945
OTC - Chevron Corp. Strike Price $135.00 Expires 12/19/2014 Counterparty: CITI	12,450	33,304
OTC - Citigroup, Inc. Strike Price $60.00 Expires 01/16/2015 Counterparty: BOA	92,587	12,962
OTC - Coach, Inc. Strike Price $60.00 Expires 02/20/2015 Counterparty: BOA	26,210	1,007
OTC - Coca-Cola Co. Strike Price $45.00 Expires 01/16/2015 Counterparty: DUB	263,234	159,257
OTC - EOG Resources, Inc. Strike Price $120.00 Expires 10/17/2014 Counterparty: CSFB	36,258	194,887
OTC - EURO STOXX 50 Index Index Value EUR 3,293.01 Expires 12/16/2016 Counterparty: GSC	2,233	758,329
OTC - EURO STOXX 50 Index Index Value EUR 3,325.00 Expires 12/18/2015 Counterparty: JPM	951	234,561
OTC - EURO STOXX 50 Index Index Value EUR 3,426.55 Expires 09/21/2018 Counterparty: DUB	375	146,423
OTC - EURO STOXX 50 Index Index Value EUR 3,450.00 Expires 03/17/2017 Counterparty: MSC	882	242,206

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Contracts	Value
Call Options (continued)
OTC - EURO STOXX 50 Index Index Value EUR 3,500.00 Expires 06/16/2017 Counterparty: CITI	819	$ 215,642
OTC - EURO STOXX 50 Index Index Value EUR 3,500.00 Expires 12/15/2017 Counterparty: BCLY	901	274,445
OTC - EURO STOXX 50 Index Index Value EUR 3,500.00 Expires 03/16/2018 Counterparty: GSC	749	235,172
OTC - EURO STOXX 50 Index Index Value EUR 3,600.00 Expires 09/15/2017 Counterparty: BOA	878	227,370
OTC - EURO STOXX 50 Index Index Value EUR 3,600.00 Expires 06/15/2018 Counterparty: UBS	363	113,230
OTC - Humana, Inc. Strike Price $115.00 Expires 01/16/2015 Counterparty: DUB	6,569	119,227
OTC - Humana, Inc. Strike Price $130.00 Expires 01/16/2015 Counterparty: GSC	26,323	234,275
OTC - Johnson & Johnson Strike Price $105.00 Expires 02/20/2015 Counterparty: DUB	131,079	504,940
OTC - JPMorgan Chase & Co. Strike Price $65.00 Expires 01/16/2015 Counterparty: BOA	165,334	70,267
OTC - JPMorgan Chase & Co. Strike Price $65.00 Expires 01/16/2015 Counterparty: GSC	84,843	36,058
OTC - Marathon Oil Corp. Strike Price $32.00 Expires 07/18/2014 Counterparty: GSC	6,478	50,852
OTC - Merck & Co., Inc. Strike Price $55.00 Expires 01/16/2015 Counterparty: DUB	216,127	961,765
OTC - MetLife, Inc. Strike Price $50.00 Expires 01/16/2015 Counterparty: GSC	105,764	716,551
OTC - Mylan, Inc. Strike Price $47.00 Expires 01/16/2015 Counterparty: DUB	31,594	226,836
OTC - Mylan, Inc. Strike Price $47.00 Expires 01/16/2015 Counterparty: BOA	31,594	226,836

	Contracts	Value
Call Options (continued)
OTC - Oracle Corp. Strike Price $42.00 Expires 01/16/2015 Counterparty: DUB	131,617	$ 221,117
OTC - Pfizer, Inc. Strike Price $32.50 Expires 01/16/2015 Counterparty: CITI	129,434	45,566
OTC - Prudential Financial, Inc. Strike Price $87.50 Expires 01/16/2015 Counterparty: CITI	80,955	485,730
OTC - Siemens AG Strike Price $150.00 Expires 01/16/2015 Counterparty: DUB	34,271	64,258
OTC - SPDR Gold Shares Exercise Price $130.56 Expires 12/31/2014 Counterparty: JPM	20,276	77,048
OTC - SPDR Gold Shares Exercise Price $133.44 Expires 03/20/2015 Counterparty: JPM	17,924	66,750
OTC - STOXX Europe 600 Index Index Value EUR 347.97 Expires 12/16/2016 Counterparty: CSFB	7,059	134,704
OTC - STOXX Europe 600 Index Index Value EUR 348.12 Expires 09/16/2016 Counterparty: JPM	8,434	135,494
OTC - STOXX Europe 600 Index Index Value EUR 355.61 Expires 03/17/2017 Counterparty: CSFB	7,951	120,869
OTC - Takeda Pharmaceutical Co. Ltd. Strike Price JPY 4,906.34 Expires 10/09/2014 Counterparty: GSC	15,546	9,853
OTC - Takeda Pharmaceutical Co. Ltd. Strike Price JPY 5,108.80 Expires 01/29/2015 Counterparty: MSC	15,692	12,610
OTC - TOPIX Index Index Value JPY 1,178.21 Expires 12/12/2014 Counterparty: CITI	330,740	333,848
OTC - TOPIX Index Index Value JPY 1,184.43 Expires 03/13/2015 Counterparty: MSC	607,365	666,205
OTC - TOPIX Index Index Value JPY 1,240.60 Expires 12/12/2014 Counterparty: UBS	330,147	202,898
OTC - TOPIX Index Index Value JPY 1,246.74 Expires 09/12/2014 Counterparty: CITI	364,314	158,505

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Contracts	Value
Call Options (continued)
OTC - TOPIX Index Index Value JPY 1,288.50 Expires 06/12/2015 Counterparty: GSC	451,432	$ 280,217
Prudential Financial, Inc. Strike Price $82.50 Expires 01/17/2015	78	73,125
SPDR Gold Shares Exercise Price $130.00 Expires 12/20/2014	595	231,455
SPDR Gold Shares Exercise Price $135.00 Expires 06/19/2015	264	110,880
Put Options - 0.1%
OTC - MSCI Emerging Markets Index Index Value $1,019.91 Expires 08/15/2014 Counterparty: BOA	6,782	63,989
OTC - Occidental Petroleum Corp. Strike Price $95.00 Expires 01/16/2015 Counterparty: CITI	32,391	107,700
OTC - Russell 2000 Index Index Value $1,077.67 Expires 07/18/2014 Counterparty: CITI	5,931	3,523
OTC - Russell 2000 Index Index Value $1,078.40 Expires 07/18/2014 Counterparty: BOA	5,968	3,669
OTC - Russell 2000 Index Index Value $1,155.45 Expires 08/15/2014 Counterparty: CSFB	5,019	70,121
OTC - S&P 500 Index Index Value $1,838.92 Expires 07/18/2014 Counterparty: JPM	3,511	4,867
OTC - S&P 500 Index Index Value $1,853.97 Expires 08/15/2014 Counterparty: GSC	2,432	16,989
OTC - S&P 500 Index Index Value $1,854.90 Expires 07/18/2014 Counterparty: BNP	3,482	6,121
OTC - S&P 500 Index Index Value $1,900.00 Expires 07/18/2014 Counterparty: CSFB	3,430	13,034
OTC - S&P 500 Index Index Value $1,928.98 Expires 08/15/2014 Counterparty: BNP	3,344	59,320
OTC - Transocean, Ltd. Strike Price $38.00 Expires 01/16/2015 Counterparty: BOA	38,881	42,186

	Contracts	Value
Put Options (continued)
OTC - Transocean, Ltd. Strike Price $40.00 Expires 01/16/2015 Counterparty: BCLY	10,619	$ 16,884
OTC - Transocean, Ltd. Strike Price $40.00 Expires 01/16/2015 Counterparty: GSC	10,101	16,060
OTC - Transocean, Ltd. Strike Price $40.00 Expires 01/16/2015 Counterparty: CITI	31,080	49,417
OTC - Transocean, Ltd. Strike Price $40.00 Expires 01/16/2015 Counterparty: CSFB	12,940	20,575
OTC - Transocean, Ltd. Strike Price $40.00 Expires 01/16/2015 Counterparty: CSFB	12,979	20,637
OTC - Transocean, Ltd. Strike Price $40.00 Expires 01/16/2015 Counterparty: BOA	25,902	41,184
OTC - Transocean, Ltd. Strike Price $43.00 Expires 01/16/2015 Counterparty: DUB	42,944	124,538
OTC - Transocean, Ltd. Strike Price $43.00 Expires 01/16/2015 Counterparty: GSC	34,356	99,976
Time Warner Cable, Inc. Strike Price $135.00 Expires 07/19/2014	19	475

Total Purchased Options (cost $11,830,817)		12,086,342

	Notional Amount	Value
PURCHASED SWAPTIONS - 0.2%
Call Options - 0.2%
OTC - If exercised the Series pays floating 3 month LIBOR, and receives 2.75%, European Style Expires 11/28/2014 Counterparty: GSC	$ 32,769,512	$ 454,451
OTC - If exercised the Series pays floating 3 month LIBOR, and receives 2.80%, European Style Expires 09/15/2014 Counterparty: GSC	42,800,809	675,287
OTC - If exercised the Series receives floating 3 Month LIBOR, and pays 1.63%, European Style Expires 10/10/2014 Counterparty: GSC	58,816,707	124,885

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Notional Amount	Value
Call Options (continued)
OTC - If exercised the Series receives floating 3 Month LIBOR, and pays 1.80%, European Style Expires 10/28/2014 Counterparty: DUB	$ 99,452,000	$ 509,059
OTC - If exercised the Series receives floating 3 Month LIBOR, and pays 1.80%, European Style Expires 11/07/2014 Counterparty: DUB	26,067,000	131,440
OTC - If exercised the Series receives floating 3 Month LIBOR, and pays 1.90%, European Style Expires 09/26/2014 Counterparty: GSC	26,270,111	202,595
Put Options - 0.0% (A)
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 1.07%, European Style Expires 04/04/2018 Counterparty: DUB	JPY 269,375,596	31,180
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 1.35%, European Style Expires 01/25/2016 Counterparty: GSC	263,962,885	16,617
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 1.35%, European Style Expires 01/25/2016 Counterparty: GSC	529,703,440	33,346

Total Purchased Swaptions (cost $2,042,697)		2,178,860

	Principal	Value
REPURCHASE AGREEMENT - 0.2%

State Street Bank & Trust Co. 0.01% (F), dated 06/30/2014, to be repurchased at $2,491,305 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.75%, due 01/15/2039, and with a value of $2,543,573.

	$ 2,491,304	$ 2,491,304

Total Repurchase Agreement (cost $2,491,304)		2,491,304

Total Investment Securities (cost $1,316,782,746) (I)		1,347,965,196

Other Assets and Liabilities - Net - (0.6)%		(8,213,836)

Net Assets - 100.0%		$ 1,339,751,360

	Shares	Value
SECURITIES SOLD SHORT - (0.3)%
COMMON STOCKS - (0.3)%
Oil, Gas & Consumable Fuels - (0.3)%
Apache Corp.	(15,274)	$ (1,536,870)
ENI SpA - Class B	(25,789)	(705,551)
Occidental Petroleum Corp.	(20,727)	(2,127,212)

Total Common Stocks (proceeds $(3,954,467))		(4,369,633)

Total Securities Sold Short (proceeds $(3,954,467))		(4,369,633)

	Contracts	Value
WRITTEN OPTIONS - (0.4)%
Call Options - (0.2)%
Canadian Natural Resources, Ltd. Strike Price $39.00 Expires 09/20/2014	332	$ (240,700)
Lululemon Athletica, Inc. Strike Price $42.50 Expires 12/20/2014	71	(22,436)
OTC - ACE, Ltd. Strike Price $110.00 Expires 01/16/2015 Counterparty: GSC	58,757	(57,313)
OTC - Anadarko Petroleum Corp. Strike Price $100.00 Expires 08/15/2014 Counterparty: CSFB	12,983	(144,760)
OTC - Anadarko Petroleum Corp. Strike Price $100.00 Expires 08/15/2014 Counterparty: DUB	12,979	(144,716)
OTC - Cimarex Energy Co. Strike Price $125.00 Expires 09/19/2014 Counterparty: DUB	6,488	(133,004)
OTC - Cimarex Energy Co. Strike Price $135.00 Expires 09/19/2014 Counterparty: CSFB	3,100	(39,990)
OTC - Cimarex Energy Co. Strike Price $135.00 Expires 09/19/2014 Counterparty: CSFB	5,192	(66,977)
OTC - Diamondback Energy, Inc. Strike Price $75.00 Expires 09/19/2014 Counterparty: GSC	6,490	(100,920)
OTC - Diamondback Energy, Inc. Strike Price $75.00 Expires 09/19/2014 Counterparty: DUB	6,492	(100,951)
OTC - Diamondback Energy, Inc. Strike Price $80.00 Expires 09/19/2014 Counterparty: DUB	5,774	(67,845)
OTC - Diamondback Energy, Inc. Strike Price $80.00 Expires 01/16/2015 Counterparty: CITI	14,585	(218,046)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Contracts	Value
Call Options (continued)
OTC - Marathon Oil Corp. Strike Price $32.00 Expires 07/18/2014 Counterparty: CITI	6,478	$ (50,852)
OTC - MetLife, Inc. Strike Price $60.00 Expires 01/16/2015 Counterparty: GSC	105,764	(173,453)
OTC - MSCI Emerging Markets Index Index Value $1,108.82 Expires 08/15/2014 Counterparty: BOA	6,782	(14,512)
OTC - Mylan, Inc. Strike Price $55.00 Expires 01/16/2015 Counterparty: DUB	31,594	(103,470)
OTC - Mylan, Inc. Strike Price $55.00 Expires 01/16/2015 Counterparty: BOA	31,594	(103,470)
OTC - Nestle SA Strike Price CHF 70.00 Expires 09/19/2014 Counterparty: MSC	10,164	(10,430)
OTC - Prudential Financial, Inc. Strike Price $97.50 Expires 01/16/2015 Counterparty: CITI	80,955	(166,363)
OTC - Russell 2000 Index Index Value $1,154.65 Expires 07/18/2014 Counterparty: CITI	5,931	(247,723)
OTC - Russell 2000 Index Index Value $1,155.43 Expires 07/18/2014 Counterparty: BOA	5,968	(243,976)
OTC - Russell 2000 Index Index Value $1,237.98 Expires 08/15/2014 Counterparty: CSFB	5,019	(29,540)
OTC - S&P 500 Index Index Value $1,951.51 Expires 07/18/2014 Counterparty: JPM	3,511	(69,594)
OTC - S&P 500 Index Index Value $1,968.46 Expires 07/18/2014 Counterparty: BNP	3,482	(32,057)
OTC - S&P 500 Index Index Value $1,981.99 Expires 08/15/2014 Counterparty: GSC	2,432	(33,030)
OTC - S&P 500 Index Index Value $1,990.00 Expires 07/18/2014 Counterparty: CSFB	3,430	(8,918)
OTC - TOPIX Index Index Value JPY 1,318.19 Expires 12/12/2014 Counterparty: CITI	330,740	(95,088)

	Contracts	Value
Call Options (continued)
OTC - TOPIX Index Index Value JPY 1,370.22 Expires 03/13/2015 Counterparty: MSC	607,365	$ (150,840)
OTC - TOPIX Index Index Value JPY 1,410.88 Expires 12/12/2014 Counterparty: UBS	330,147	(33,544)
OTC - TOPIX Index Index Value JPY 1,490.61 Expires 06/12/2015 Counterparty: GSC	451,432	(77,398)
Tenet Healthcare Corp. Strike Price $49.00 Expires 11/22/2014	129	(39,861)
Time Warner Cable, Inc. Strike Price $150.00 Expires 07/19/2014	19	(1,463)
Put Options - (0.2)%
Biogen IDEC, Inc. Strike Price $280.00 Expires 07/19/2014	19	(712)
OTC - Anadarko Petroleum Corp. Strike Price $97.50 Expires 01/16/2015 Counterparty: DUB	31,456	(128,970)
OTC - Cimarex Energy Co. Strike Price $120.00 Expires 09/19/2014 Counterparty: CITI	6,506	(10,084)
OTC - Cimarex Energy Co. Strike Price $120.00 Expires 09/19/2014 Counterparty: GSC	6,469	(10,027)
OTC - Coach, Inc. Strike Price $42.50 Expires 02/20/2015 Counterparty: BOA	26,210	(239,407)
OTC - CONSOL Energy, Inc. Strike Price $42.00 Expires 01/16/2015 Counterparty: GSC	38,879	(82,618)
OTC - CONSOL Energy, Inc. Strike Price $43.00 Expires 10/17/2014 Counterparty: UBS	25,950	(37,368)
OTC - Diamondback Energy, Inc. Strike Price $70.00 Expires 01/16/2015 Counterparty: CITI	19,446	(58,824)
OTC - Dresser-Rand Group, Inc. Strike Price $55.00 Expires 09/19/2014 Counterparty: DUB	12,962	(7,129)
OTC - EOG Resources, Inc. Strike Price $110.00 Expires 10/17/2014 Counterparty: GSC	12,900	(51,922)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Contracts	Value
Put Options (continued)
OTC - EURO STOXX 50 Index (E) Index Value EUR 2,586.07 Expires 09/21/2018 Counterparty: DUB	375	$ (137,774)
OTC - Gulfport Energy Corp. Strike Price $60.00 Expires 01/16/2015 Counterparty: DUB	38,800	(221,160)
OTC - Hess Corp. Strike Price $95.00 Expires 01/16/2015 Counterparty: CITI	12,650	(58,190)
OTC - Kodiak Oil & Gas Corp. Strike Price $13.00 Expires 09/19/2014 Counterparty: MSC	64,733	(33,985)
OTC - Marathon Petroleum Corp. Strike Price $77.50 Expires 01/16/2015 Counterparty: GSC	24,800	(164,920)
OTC - MSCI Emerging Markets Index Index Value $951.91 Expires 08/15/2014 Counterparty: BOA	6,782	(16,733)
OTC - Mylan, Inc. Strike Price $42.00 Expires 01/16/2015 Counterparty: DUB	31,594	(42,038)
OTC - Mylan, Inc. Strike Price $42.00 Expires 01/16/2015 Counterparty: BOA	31,594	(42,038)
OTC - Oasis Petroleum, Inc. Strike Price $49.00 Expires 11/21/2014 Counterparty: DUB	6,450	(12,416)
OTC - Ocean Rig UDW Inc. Strike Price $17.50 Expires 12/19/2014 Counterparty: GSC	32,519	(34,958)
OTC - Oceaneering International, Inc. Strike Price $70.00 Expires 10/17/2014 Counterparty: CSFB	12,979	(16,548)
OTC - Oceaneering International, Inc. Strike Price $70.00 Expires 10/17/2014 Counterparty: CITI	12,959	(16,523)
OTC - Pfizer, Inc. Strike Price $28.00 Expires 01/16/2015 Counterparty: CITI	129,434	(116,791)
OTC - Phillips 66 Strike Price $80.00 Expires 11/21/2014 Counterparty: DUB	12,979	(64,246)
OTC - Phillips 66 Strike Price $80.00 Expires 01/16/2015 Counterparty: MSC	12,979	(75,278)

	Contracts	Value
Put Options (continued)
OTC - Phillips 66 Strike Price $82.50 Expires 11/21/2014 Counterparty: CITI	12,978	$ (82,410)
OTC - Phillips 66 Strike Price $85.00 Expires 01/16/2015 Counterparty: BCLY	12,880	(113,344)
OTC - Phillips 66 Strike Price $85.00 Expires 01/16/2015 Counterparty: UBS	6,480	(57,024)
OTC - Phillips 66 Strike Price $85.00 Expires 01/16/2015 Counterparty: CITI	6,500	(57,200)
OTC - Phillips 66 Strike Price $90.00 Expires 01/16/2015 Counterparty: GSC	6,475	(80,614)
OTC - Pioneer Natural Resources Co. Strike Price $225.00 Expires 09/19/2014 Counterparty: CITI	6,447	(68,338)
OTC - Rowan Cos. PLC Strike Price $32.00 Expires 07/18/2014 Counterparty: GSC	65,524	(42,590)
OTC - Russell 2000 Index Index Value $989.70 Expires 07/18/2014 Counterparty: CITI	5,931	(928)
OTC - Russell 2000 Index Index Value $990.37 Expires 07/18/2014 Counterparty: BOA	5,968	(961)
OTC - Russell 2000 Index Index Value $1,072.92 Expires 08/15/2014 Counterparty: CSFB	5,019	(16,900)
OTC - S&P 500 Index Index Value $1,688.80 Expires 07/18/2014 Counterparty: JPM	3,511	(1,305)
OTC - S&P 500 Index Index Value $1,703.48 Expires 07/18/2014 Counterparty: BNP	3,482	(2,000)
OTC - S&P 500 Index Index Value $1,706.98 Expires 08/15/2014 Counterparty: GSC	2,432	(4,080)
OTC - S&P 500 Index Index Value $1,782.11 Expires 08/15/2014 Counterparty: BNP	3,344	(11,142)
OTC - S&P 500 Index Index Value $1,790.00 Expires 07/18/2014 Counterparty: CSFB	3,430	(3,430)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Contracts	Value
Put Options (continued)
OTC - TOPIX Index Index Value JPY 1,045.08 Expires 03/13/2015 Counterparty: MSC	607,365	$ (62,968)
OTC - TOPIX Index Index Value JPY 1,047.55 Expires 12/12/2014 Counterparty: CITI	330,740	(19,306)
OTC - TOPIX Index Index Value JPY 1,094.64 Expires 12/12/2014 Counterparty: UBS	330,147	(33,445)

	Contracts	Value
Put Options (continued)
OTC - TOPIX Index Index Value JPY 1,136.91 Expires 06/12/2015 Counterparty: GSC	451,432	$ (176,307)
OTC - Transocean, Ltd. Strike Price $38.00 Expires 01/16/2015 Counterparty: GSC	38,881	(38,881)

Total Written Options (premiums $(5,312,835))		$ (5,577,072)

WRITTEN SWAPTIONS ON INTEREST RATE SWAP AGREEMENTS: (J) (K)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Call - OTC 10-Year	GSC	3-Month USD LIBOR BBA	Receive	2.60%	09/15/2014	$25,422,535	$(145,033)	$(160,418)
Call - OTC 10-Year	GSC	3-Month USD LIBOR BBA	Receive	2.60	09/15/2014	16,434,789	(93,759)	(103,705)
Call - OTC 5-Year	GSC	3-Month USD LIBOR BBA	Receive	1.70	09/26/2014	26,270,111	(84,130)	(80,799)

							$(322,922)	$(344,922)

CENTRALLY CLEARED SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION: (L)
Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (M)	Fair Value (N)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American High Yield Index - Series 22	5.00%	06/20/2019	$4,700,000	$ (414,191)	$ (305,401)	$(108,790)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (O)
Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (M)	Fair Value (N)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 22	1.00%	06/20/2019	$200,000	$ 4,008	$ 3,385	$623

OVER THE COUNTER SWAP AGREEMENTS: (J) (K)
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION: (L)
Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Implied Credit Spread (BP) at 06/30/14 (P)	Notional Amount (M)	Fair Value (N)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Transocean, Inc., 7.38%, 04/15/2018	1.00%	06/20/2019	JPM	139.45	$413,322	$6,896	$9,871	$(2,975)
Transocean, Inc., 7.38%, 04/15/2018	1.00	06/20/2019	JPM	139.45	118,000	1,969	2,825	(856)
Transocean, Inc., 7.38%, 04/15/2018	1.00	06/20/2019	BCLY	139.45	295,000	4,923	7,128	(2,205)
Transocean, Inc., 7.38%, 04/15/2018	1.00	06/20/2019	BCLY	139.45	472,000	7,875	12,352	(4,477)
Transocean, Inc., 7.38%, 04/15/2018	1.00	06/20/2019	BCLY	139.45	194,143	3,240	4,822	(1,582)
Transocean, Inc., 7.38%, 04/15/2018	1.00	06/20/2019	BCLY	139.45	647,100	10,797	16,071	(5,274)
Transocean, Inc., 7.38%, 04/15/2018	1.00	06/20/2019	CITI	139.45	453,041	7,559	10,031	(2,472)
Transocean, Inc., 7.38%, 04/15/2018	1.00	06/20/2019	BCLY	139.45	644,875	11,151	11,900	(749)
Transocean, Inc., 7.38%, 04/15/2018	1.00	06/20/2019	BCLY	139.45	644,875	10,760	10,454	306

						$65,170	$85,454	$(20,284)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1.00%	09/28/2016	GSC	$26,497,770	$ (26,048)	$ (70,958)	$ 44,910

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (Q)
Reference Entity	Floating Rate	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Siloam International Hospitals PT	USD-1M-LIBOR-BBA	03/13/2015	CITI	325,345	$95,689	$37,978	$57,711

TOTAL RETURN SWAP AGREEMENTS - RECEIVABLE: (Q)
Reference Entity	Fixed Rate	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
KOSPI 200 Index Futures	0.00%	09/11/2014	CITI	9,500,000	$(35,746)	$0	$(35,746)
SGX Nikkei Stock Average Dividend Point Index Futures	0.00	03/31/2017	BNP	210,000	26,534	3,286	23,248
SGX Nikkei Stock Average Dividend Point Index Futures	1.00	03/31/2016	BNP	220,000	42,565	7,101	35,464
SGX Nikkei Stock Average Dividend Point Index Futures	1.00	03/31/2016	BNP	220,000	32,792	(2,582)	35,374
SGX Nikkei Stock Average Dividend Point Index Futures	1.00	03/31/2017	BNP	210,000	36,899	13,556	23,343

					$103,044	$21,361	$81,683

FUTURES CONTRACTS: (R)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
EURO STOXX 50 Index	Short	(398)	09/19/2014	$217,279
FTSE 100 Index	Short	(9)	09/19/2014	(98)
MSCI Emerging Markets Mini Index	Short	(369)	09/19/2014	2,422
Nikkei 225 Index	Short	(7)	09/11/2014	(1,674)
Russell 2000 Mini Index	Short	(40)	09/19/2014	(129,341)
S&P 500 E-Mini Index	Short	(691)	09/19/2014	(687,581)

				$(598,993)

FORWARD FOREIGN CURRENCY CONTRACTS: (J) (K)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	MSC	(3,531,000)	08/08/2014	$(3,301,538)	$(18,187)
BRL	DUB	(3,090,731)	08/08/2014	(1,334,000)	(48,752)
BRL	DUB	(4,649,303)	08/08/2014	(2,001,000)	(79,036)
BRL	DUB	(3,004,242)	08/15/2014	(1,341,000)	(509)
BRL	DUB	(2,992,928)	08/15/2014	(1,342,000)	5,543
CHF	HSBC	2,854,000	08/08/2014	3,175,045	44,353
CHF	HSBC	2,835,000	08/15/2014	3,160,253	37,897
CNY	DUB	11,609,455	01/30/2015	1,869,929	(16,913)
CNY	DUB	11,609,455	01/30/2015	1,874,912	(21,896)
CNY	DUB	(11,609,455)	01/30/2015	(1,859,000)	5,984
EUR	BNP	(2,407,000)	07/03/2014	(3,296,723)	777
EUR	DUB	(2,407,000)	07/03/2014	(3,297,590)	1,643
EUR	BNP	(3,047,000)	07/10/2014	(4,175,374)	2,944
EUR	JPM	(933,000)	07/10/2014	(1,278,518)	908
EUR	CSFB	(2,407,000)	07/11/2014	(3,299,997)	3,941
EUR	DUB	2,407,000	07/11/2014	3,272,172	23,884
EUR	DUB	(2,407,000)	07/11/2014	(3,299,034)	2,978
EUR	MSC	(2,223,000)	07/11/2014	(3,037,385)	(6,708)
EUR	CSFB	(2,364,000)	07/17/2014	(3,228,893)	(8,361)
EUR	DUB	(2,199,000)	07/17/2014	(3,012,388)	1,085
EUR	DUB	(4,145,000)	07/18/2014	(5,663,521)	(12,652)
EUR	DUB	(3,247,000)	08/07/2014	(4,396,633)	(50,151)
EUR	MSC	(2,392,000)	08/07/2014	(3,238,926)	(36,931)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	JPM	(2,347,000)	08/08/2014	$(3,176,716)	$(37,524)
EUR	CSFB	(1,388,000)	08/14/2014	(1,880,476)	(20,446)
EUR	DUB	(925,000)	08/14/2014	(1,253,116)	(13,709)
EUR	UBS	(2,313,000)	08/14/2014	(3,132,982)	(34,765)
EUR	CSFB	(2,332,000)	08/15/2014	(3,165,224)	(28,556)
EUR	JPM	(2,383,000)	08/15/2014	(3,233,988)	(29,638)
EUR	MSC	(2,396,000)	08/22/2014	(3,257,266)	(24,248)
EUR	UBS	(2,333,000)	08/22/2014	(3,172,297)	(22,934)
INR	CSFB	31,439,954	07/18/2014	532,700	(12,391)
INR	CSFB	46,455,207	07/18/2014	785,300	(16,499)
JPY	BNP	(333,947,726)	07/03/2014	(3,281,000)	(15,539)
JPY	UBS	(334,229,892)	07/03/2014	(3,281,000)	(18,325)
JPY	BOA	(269,902,000)	07/10/2014	(2,640,920)	(23,550)
JPY	GSC	(278,288,000)	07/10/2014	(2,724,713)	(22,543)
JPY	JPM	(269,884,000)	07/11/2014	(2,660,764)	(3,549)
JPY	CSFB	(261,771,000)	07/17/2014	(2,581,644)	(2,704)
JPY	BNP	(270,689,000)	07/24/2014	(2,642,903)	(29,643)
JPY	CSFB	(148,783,000)	07/24/2014	(1,452,959)	(15,994)
JPY	JPM	(418,017,000)	07/24/2014	(4,081,436)	(45,697)
JPY	BNP	(316,889,016)	07/25/2014	(3,088,000)	(40,710)
JPY	MSC	(410,770,000)	07/25/2014	(4,000,908)	(54,708)
JPY	CSFB	(445,447,000)	08/01/2014	(4,352,576)	(45,622)
JPY	JPM	(316,195,142)	08/01/2014	(3,088,000)	(34,007)
JPY	HSBC	(990,000,000)	08/04/2014	(9,739,302)	(35,828)
JPY	CSFB	(251,622,000)	08/07/2014	(2,458,014)	(26,518)
JPY	HSBC	(334,009,000)	08/07/2014	(3,263,400)	(34,626)
JPY	UBS	(273,352,000)	08/08/2014	(2,681,973)	(17,140)
JPY	HSBC	(282,613,000)	08/14/2014	(2,767,297)	(23,370)
JPY	MSC	(340,092,246)	08/15/2014	(3,354,000)	(4,270)
JPY	JPM	(552,234,000)	08/22/2014	(5,412,743)	(40,591)
MXN	GSC	(35,000,000)	07/24/2014	(2,667,469)	(25,357)
MXN	CSFB	(67,000,000)	08/21/2014	(5,093,266)	(52,310)
MXN	UBS	(19,083,000)	09/18/2014	(1,450,142)	(12,822)
MXN	CSFB	(51,887,000)	10/16/2014	(3,934,559)	(35,775)
MXN	DUB	(13,830,000)	11/13/2014	(1,057,784)	1,526
MXN	BNP	(44,238,800)	12/11/2014	(3,362,735)	(9,610)

					$(1,078,151)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS: (J) (K)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
GBP	DUB	1,950,007	07/17/2014	$3,287,810	$48,945
EUR	DUB	(2,407,000)	07/17/2014	(3,287,810)	(8,327)
GBP	MSC	788,286	07/25/2014	1,336,973	11,810
EUR	MSC	(988,000)	07/25/2014	(1,336,973)	(16,036)

					$36,392

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Foreign Government Obligations	7.6%	$102,466,296
Oil, Gas & Consumable Fuels	6.5	87,208,328
Banks	5.1	69,351,741
U.S. Government Obligations	4.6	61,434,168
Pharmaceuticals	4.1	55,515,082

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investment Securities	Value
Health Care Providers & Services	3.3%	$44,328,334
Metals & Mining	3.0	40,477,980
Automobiles	2.8	37,594,464
Diversified Financial Services	2.7	36,039,449
Insurance	2.4	32,509,940
Capital Markets	2.1	27,738,891
Chemicals	2.0	26,963,663
Media	1.9	25,882,181
Industrial Conglomerates	1.8	24,535,911
Internet Software & Services	1.7	23,501,784
Aerospace & Defense	1.7	23,477,294
Real Estate Management & Development	1.7	23,242,875
IT Services	1.7	23,230,103
Software	1.7	22,619,659
Diversified Telecommunication Services	1.6	22,175,898
Auto Components	1.4	18,787,768
Biotechnology	1.4	18,428,989
Real Estate Investment Trusts	1.4	18,173,862
Food Products	1.3	18,112,368
Household Products	1.1	15,408,061
Electrical Equipment	1.1	15,016,612
Beverages	1.1	14,733,609
Road & Rail	1.1	14,307,097
Trading Companies & Distributors	1.0	13,990,310
Machinery	1.0	13,496,149
Energy Equipment & Services	0.9	12,608,136
Purchased Options	0.9	12,086,342
Technology Hardware, Storage & Peripherals	0.9	11,995,150
Consumer Finance	0.9	11,735,925
Multi-Utilities	0.8	10,879,781
Electronic Equipment & Instruments	0.7	9,326,709
Life Sciences Tools & Services	0.7	9,087,350
Air Freight & Logistics	0.7	9,013,951
Electric Utilities	0.7	8,751,812
Semiconductors & Semiconductor Equipment	0.6	8,012,223
Airlines	0.6	7,921,468
Wireless Telecommunication Services	0.6	7,711,463
Hotels, Restaurants & Leisure	0.5	7,322,309
Health Care Equipment & Supplies	0.5	7,167,810
Communications Equipment	0.5	6,368,079
Specialty Retail	0.4	5,906,635
Textiles, Apparel & Luxury Goods	0.4	5,812,027
Food & Staples Retailing	0.4	5,430,722
Gas Utilities	0.4	5,085,545
Construction & Engineering	0.4	4,845,992
Leisure Products	0.3	4,531,022
Household Durables	0.3	4,424,984
Building Products	0.3	4,424,089
Independent Power and Renewable Electricity Producers	0.3	4,332,117
Containers & Packaging	0.3	3,399,818
Health Care Technology	0.2	2,646,023
Purchased Swaptions	0.2	2,178,860
Personal Products	0.1	1,966,165
Paper & Forest Products	0.1	1,783,926
Multiline Retail	0.1	1,312,207
Water Utilities	0.1	1,227,596
Construction Materials	0.1	1,219,722
Cash Equivalent	0.1	1,206,398

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investment Securities		Value
Thrifts & Mortgage Finance	0.1%		$1,101,499
Commercial Services & Supplies	0.1		1,057,835
Short-Term U.S. Government Obligations	0.1		859,816
Transportation Infrastructure	0.1		718,359
Tobacco	0.1		663,006
U.S. Government Agency Obligation	0.0	(A)	395,133
Foreign Government Obligation	0.0	(A)	314,195
Diversified Consumer Services	0.0	(A)	290,672
Distributors	0.0	(A)	71,307

Investment Securities, at Value	87.4		1,177,943,044
Short-Term Investments	12.6		170,022,152

Total Investments	100.0%		$1,347,965,196

VALUATION SUMMARY: (S)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$61,434,168	$—	$61,434,168
Foreign Government Obligations	—	102,466,296	—	102,466,296
Preferred Corporate Debt Securities	—	969,764	—	969,764
Corporate Debt Securities	—	56,947,464	—	56,947,464
Convertible Bonds
Bermuda	—	—	8,020	8,020
Cayman Islands	—	988,944	—	988,944
India	—	1,942,094	—	1,942,094
Jersey, Channel Islands	—	2,163,840	—	2,163,840
Luxembourg	—	1,528,755	—	1,528,755
Netherlands	—	4,286,211	—	4,286,211
Singapore	—	5,133,768	—	5,133,768
United Kingdom	—	696,500	—	696,500
United States	—	17,892,059	1,275,164	19,167,223
Loan Assignments
Canada	—	373,363	—	373,363
Chile	—	718,000	—	718,000
Germany	—	1,174,325	—	1,174,325
Jersey, Channel Islands	—	—	2,105,876	2,105,876
Luxembourg	—	328,484	—	328,484
Marshall Islands	—	2,117,863	—	2,117,863
United States	—	9,312,005	—	9,312,005
Short-Term U.S. Government Obligations	—	140,092,211	—	140,092,211
Short-Term Foreign Government Obligations	—	27,438,637	—	27,438,637
Convertible Preferred Stocks	7,355,921	4,138,026	—	11,493,947
Preferred Stocks
Brazil	3,158,277	—	—	3,158,277
Korea, Republic of	—	337,339	—	337,339
United Kingdom	2,347,186	—	—	2,347,186
United States	5,678,460	—	3,306,337	8,984,797
Common Stocks
Australia	—	1,776,848	—	1,776,848
Austria	—	54,093	—	54,093
Belgium	—	922,539	—	922,539
Brazil	7,277,255	—	—	7,277,255
Canada	9,262,455	—	—	9,262,455
Chile	901,707	—	—	901,707

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

VALUATION SUMMARY: (S) (continued):

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
China	$1,002,015	$—	$—	$1,002,015
Denmark	—	827,938	—	827,938
France	3,305,285	53,066,059	—	56,371,344
Germany	—	22,622,124	—	22,622,124
Hong Kong	—	19,000,130	—	19,000,130
Indonesia	—	791,836	—	791,836
Italy	—	9,660,710	—	9,660,710
Japan	—	130,912,689	—	130,912,689
Korea, Republic of	—	9,456,089	—	9,456,089
Malaysia	—	3,897,010	—	3,897,010
Mexico	5,118,529	—	—	5,118,529
Netherlands	4,752,996	11,550,427	1,206,398	17,509,821
New Zealand	—	125,147	—	125,147
Norway	—	1,818,040	—	1,818,040
Portugal	—	651,125	—	651,125
Singapore	—	8,236,330	—	8,236,330
South Africa	—	720,424	—	720,424
Spain	—	2,135,331	—	2,135,331
Sweden	—	5,460,324	—	5,460,324
Switzerland	96,324	30,483,881	—	30,580,205
Taiwan	—	2,220,564	—	2,220,564
Thailand	—	2,050,778	—	2,050,778
United Kingdom	4,720,798	39,553,586	—	44,274,384
United States	442,918,595	—	9,318,868	452,237,463
Warrants	—	346,119	—	346,119
Investment Companies	15,077,609	—	—	15,077,609
Master Limited Partnership	194,358	—	—	194,358
Purchased Options	12,086,342	—	—	12,086,342
Purchased Swaptions	—	2,178,860	—	2,178,860
Repurchase Agreement	—	2,491,304	—	2,491,304
Total Investment Securities	$525,254,112	$805,490,421	$17,220,663	$1,347,965,196

Derivative Financial Instruments
Credit Default Swap Agreements	$—	$69,178	$—	$69,178
Total Return Swap Agreements	—	234,479	—	234,479
Futures Contracts (T)	219,701	—	—	219,701
Forward Foreign Currency Contracts (T)	—	133,463	—	133,463
Forward Foreign Cross Currency Contracts (T)	—	60,755	—	60,755
Total Derivative Financial Instruments	$219,701	$497,875	$—	$717,576

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
LIABILITIES
Securities Sold Short
Common Stocks	$(3,664,082)	$(705,551)	$—	$(4,369,633)
Total Securities Sold Short	$(3,664,082)	$(705,551)	$—	$(4,369,633)

Derivative Financial Instruments
Written Options	$(5,439,298)	$(137,774)	$—	$(5,577,072)
Written Swaptions on Interest Rate Swap Agreements	—	(344,922)	—	(344,922)
Credit Default Swap Agreements	—	(414,191)	—	(414,191)
Interest Rate Swap Agreements	—	(26,048)	—	(26,048)
Total Return Swap Agreements	—	(35,746)	—	(35,746)
Futures Contracts (T)	(818,694)	—	—	(818,694)
Forward Foreign Currency Contracts (T)	—	(1,211,614)	—	(1,211,614)
Forward Foreign Cross Currency Contracts (T)	—	(24,363)	—	(24,363)
Total Derivative Financial Instruments	$(6,257,992)	$(2,194,658)	$—	$(8,452,650)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2013	Purchases (U)	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (V)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at June 30, 2014 (W)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2014 (V)
Convertible Bonds	$—	$1,294,302	$—	$—	$—	$(11,118)	$—	$—	$1,283,184	$(11,118)
Loan Assignments	—	2,042,932	—	(2,302)	—	65,246	—	—	2,105,876	65,246
Preferred Stock	—	3,306,337	—	—	—	—	—	—	3,306,337	—
Common Stocks	—	10,434,055	—	—	—	91,211	—	—	10,525,266	91,211
Total	$—	$17,077,626	$—	$(2,302)	$—	$145,339	$—	$—	$17,220,663	$145,339

Quantitative Information about Significant Unobservable Inputs (Level 3):

Investment Securities	Fair Value at 06/30/2014	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stock	$ 10,525,266	Discount for Illiquidity Market Transaction Method Market Comparable Companies	Illiquidity Market Price Discount Price of Tender Offer EBITDA Multiple	5.0% $ 19.1012 6.0x	5.0% $ 19.1012 20.75x	5.0% $ 19.1012 20.20x	Decrease Increase Increase
Convertible Bonds	$ 1,283,184	Market Comparable Companies	EBITDA Multiple	20.25x	20.75x	20.50x	Increase
Loan Assignments	$ 2,105,876	Market Comparable Companies	EBITDA Multiple	20.25x	20.75x	20.50x	Increase
Preferred Stock	$ 3,306,337	Market Transaction Method	Precedent Transaction	$ 1.00	$ 6.13	$ 1.49	Increase

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1%.
(B)	Floating or variable rate note. Rate is listed as of June 30, 2014.
(C)	The security has a perpetual maturity. The date shown is the next call date.
(D)	In default.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $23,574,135, or 1.76% of the portfolio’s net assets.
(F)	Rate shown reflects the yield at June 30, 2014.
(G)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(H)	Non-income producing security.
(I)	Aggregate cost for federal income tax purposes is $1,316,782,746. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $46,589,328 and $15,406,878, respectively. Net unrealized appreciation for tax purposes is $31,182,450.
(J)	Cash in the amount of $7,385,284 has been segregated by the broker with the custodian as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(K)	Securities with an aggregate market value of $515,925 have been segregated by the broker with the custodian as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(L)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(M)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(N)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(O)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(P)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(Q)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(R)	Cash in the amount of $5,578,292 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(S)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(T)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(U)	Purchases include all purchases of securities and securities received in corporate actions.
(V)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(W)	Total aggregate fair value of Level 3 securities is 1.29% of the portfolio’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement are disclosed in the table above.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities aggregated $27,255,259, or 2.03% of the portfolio’s net assets.
ADR	American Depositary Receipt
BBA	British Bankers’ Association
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
BP	Basis Point
CITI	Citigroup, Inc.
CPO	Ordinary Participation Certificates
CSFB	Credit Suisse First Boston
CVA	Dutch Certificate-Depositary Receipt
DUB	Deutsche Bank AG
EBITDA	Earnings before interest, tax, depreciation and amortization
GDR	Global Depositary Receipt
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
MTN	Medium Term Note
OTC	Over the Counter
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
RSP	Risparmio Shares
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SGX	Singapore Exchange
UBS	UBS AG

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SGD	Singapore Dollar
USD	United States Dollar

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment securities, at value (cost: $1,314,291,442)	$1,345,473,892
Repurchase agreement, at value (cost: $2,491,304)	2,491,304
Cash on deposit with broker	5,578,292
Foreign currency, at value (cost: $78,831)	78,823
Cash	347,171
Unrealized appreciation on forward foreign currency contracts	194,218
OTC swap agreements, at value	299,649
Receivables:
Capital Shares sold	107,723
Investment securities sold	6,261,499
Interest	5,242,948
Dividends	1,101,889
Dividend reclaims	56,071
Variation margin receivable on derivative financial instruments	140,879
Prepaid expenses	114,817

Total assets	1,367,489,175

Liabilities:
Cash deposit due to broker	7,385,284
Accounts payable and accrued liabilities:
Capital Shares redeemed	1,247,189
Investment securities purchased	3,742,215
When-issued securities purchased	2,415,962
Management and advisory fees	770,559
Distribution and service fees	282,006
Administration fees	28,329
Transfer agent fees	3,527
Trustees fees	1,194
Audit and tax fees	10,837
Legal fees	15,613
Printing and shareholder reports fees	204,133
Dividends from securities sold short	34,346
Other	7,223
Written options and swaptions, at value (premiums: $5,635,757)	5,921,994
Securities sold short, at value (proceeds: $3,954,467)	4,369,633
Unrealized depreciation on forward foreign currency contracts	1,235,977
OTC swap agreements, at value	61,794

Total liabilities	27,737,815

Net assets	$1,339,751,360

Net assets consist of:
Capital stock ($0.01 par value)	$866,551
Additional paid-in capital	1,092,554,591
Undistributed (distributions in excess of) net investment income (loss)	30,519,491
Undistributed (accumulated) net realized gain (loss)	186,922,617
Net unrealized appreciation (depreciation) on:
Investment securities	31,182,450
Futures contracts	(598,993)
Written options and swaptions	(286,237)
Swap agreements	55,853
Translation of assets and liabilities denominated in foreign currencies	(1,049,797)
Securities sold short	(415,166)

Net assets	$1,339,751,360

Net assets by class:
Initial Class	$6,092,513
Service Class	1,333,658,847

Shares outstanding:
Initial Class	563,761
Service Class	86,091,317

Net asset value and offering price per share:
Initial Class	$10.81
Service Class	15.49

CONSOLIDATED STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income (net of withholding taxes on foreign dividends of $319,362)	$3,784,653
Interest income (net of withholding taxes on foreign interest of $11,470)	4,442,389

Total investment income	8,227,042

Expenses:
Management and advisory	1,740,763
Distribution and service:
Service Class	1,626,928
Administration	163,413
Transfer agent	10,181
Trustees	22,950
Audit and tax	17,196
Custody	22,455
Legal	25,550
Printing and shareholder reports	57,715
Dividends and interest on securities sold short	34,383
Other	51,601

Total expenses	3,773,135

Portfolio expenses (waived/reimbursed) recaptured	(235,083)

Net expenses	3,538,052

Net investment income (loss)	4,688,990

Net realized gain (loss) on transactions from:
Investment securities	148,585,304
Futures contracts	(4,031,230)
Written options and swaptions	233,790
Swap agreements	89,158
Foreign currency transactions	751,148

Net realized gain (loss)	145,628,170

Net change in unrealized appreciation (depreciation) on:
Investment securities	(103,390,504)
Futures contracts	(598,993)
Written options and swaptions	(286,237)
Swap agreements	55,853
Translation of assets and liabilities denominated in foreign currencies	(1,049,797)
Securities sold short	(415,166)

Net change in unrealized appreciation (depreciation)	(105,684,844)

Net realized and change in unrealized gain (loss)	39,943,326

Net increase (decrease) in net assets resulting from operations	$44,632,316

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$4,688,990	$25,831,823
Net realized gain (loss)	145,628,170	41,296,140
Net change in unrealized appreciation (depreciation)	(105,684,844)	101,310,032
Net increase (decrease) in net assets resulting from operations	44,632,316	168,437,995

Distributions to shareholders:
Net investment income:
Initial Class	—	(91,366)
Service Class	—	(13,971,102)
Total distributions from net investment income	—	(14,062,468)
Net realized gains:
Initial Class	—	(55,714)
Service Class	—	(10,266,438)
Total distributions from net realized gains	—	(10,322,152)
Total distributions to shareholders	—	(24,384,620)

Capital share transactions:
Proceeds from shares sold:
Initial Class	557,724	2,006,754
Service Class	8,546,644	83,588,069
	9,104,368	85,594,823
Dividends and distributions reinvested:
Initial Class	—	147,080
Service Class	—	24,237,540
	—	24,384,620
Cost of shares redeemed:
Initial Class	(262,861)	(821,074)
Service Class	(41,090,926)	(104,607,506)
	(41,353,787)	(105,428,580)

Net increase (decrease) in net assets resulting from capital share transactions	(32,249,419)	4,550,863
Net increase (decrease) in net assets	12,382,897	148,604,238

Net assets:
Beginning of period/year	1,327,368,463	1,178,764,225
End of period/year	$1,339,751,360	$1,327,368,463
Undistributed (distributions in excess of) net investment income (loss)	$30,519,491	$25,830,501

Share activity:
Shares issued:
Initial Class	53,319	201,211
Service Class	567,128	5,892,544
	620,447	6,093,755
Shares issued-reinvested from dividends and distributions:
Initial Class	—	15,039
Service Class	—	1,725,092
	—	1,740,131
Shares redeemed:
Initial Class	(25,006)	(82,520)
Service Class	(2,733,688)	(7,385,556)
	(2,758,694)	(7,468,076)
Net increase (decrease) in shares outstanding:
Initial Class	28,313	133,730
Service Class	(2,166,560)	232,080
	(2,138,247)	365,810

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011 (A)
Net asset value
Beginning of period/year	$10.43		$9.39	$9.05	$10.00
Investment operations
Net investment income (loss) (B) (C)	0.05		0.27	0.17	0.46
Net realized and unrealized gain (loss)	0.33		1.08	0.74	(1.41)
Total investment operations	0.38		1.35	0.91	(0.95)
Distributions
Net investment income	—		(0.19)	(0.34)	—
Net realized gains	—		(0.12)	(0.23)	—
Total distributions	—		(0.31)	(0.57)	—
Net asset value
End of period/year	$10.81		$10.43	$9.39	$9.05
Total return (D)	3.64	%(E)	14.61%	10.27%	(9.50	)%(E)
Net assets end of period/year (000’s)	$6,092		$5,587	$3,770	$1,855
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	0.29	%(G)(H)	0.05%	0.08%	0.08	%(G)
Before (waiver/reimbursement) recapture	0.33	%(G)(H)	0.10%	0.13%	0.13	%(G)
Net investment income (loss) to average net assets (C)	0.99	%(G)	2.66%	1.86%	7.44	%(G)
Portfolio turnover rate (I)	10	%(E)(J)	—%	—%	—%

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(D)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Includes dividends and interest on securities sold short representing 0.01% of average net assets.
(I)	Does not include portfolio activity of the investment companies in which the portfolio invests.
(J)	Excludes investment securities received in kind.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Service Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009 (A)
Net asset value
Beginning of period/year	$14.98		$13.35	$12.65	$13.29	$12.16	$10.00
Investment operations
Net investment income (loss) (B) (C)	0.05		0.29	0.16	0.39	0.21	0.37
Net realized and unrealized gain (loss)	0.46		1.62	1.08	(0.90)	0.97	1.79
Total investment operations	0.51		1.91	1.24	(0.51)	1.18	2.16
Distributions
Net investment income	—		(0.16)	(0.31)	(0.08)	(0.05)	—
Net realized gains	—		(0.12)	(0.23)	(0.05)	—	—
Total distributions	—		(0.28)	(0.54)	(0.13)	(0.05)	—
Net asset value
End of period/year	$15.49		$14.98	$13.35	$12.65	$13.29	$12.16
Total return (D)	3.40	%(E)	14.43%	9.98%	(3.83)%	9.78%	21.60	%(E)
Net assets end of period/year (000’s)	$1,333,659		$1,321,781	$1,174,994	$1,055,579	$658,024	$157,420
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	0.54	%(G) (H)	0.30%	0.33%	0.32%	0.30%	0.35	%(G)
Before (waiver/reimbursement) recapture	0.58	%(G) (H)	0.35%	0.38%	0.37%	0.35%	0.40	%(G)
Net investment income (loss) to average net assets (C)	0.72	%(G)	2.06%	1.23%	2.96%	1.71%	4.74	%(G)
Portfolio turnover rate (I)	10	%(E) (J)	—%	—%	—%	—%	—%

(A)	Commenced operations on May 1, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(D)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Includes dividends and interest on securities sold short representing 0.01% of average net assets.
(I)	Does not include portfolio activity of the investment companies in which the portfolio invests.
(J)	Excludes investment securities received in kind.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Global Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. Prior to May 2, 2014, the Portfolio invested its investable assets in interests in BlackRock Global Allocation V.I. (the “Master Portfolio” or “MP”). As of the close of business on May 2, 2014, the Fund received its pro rata share of cash and securities from the MP. As of May 3, 2014, the Fund invests directly in securities.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at June 30, 2014, if any, are listed in the Schedule of Investments.

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Interest rate swaptions: The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

The underlying face amounts of open options and swaptions at June 30, 2014 are listed in the Schedule of Investments.

Transactions in written options were as follows:

	Premiums	Contracts
Balance at December 31, 2013	$—	—
Sales	9,252,942	8,756,668
Closing Buys	(3,691,364)	(3,299,584)
Expirations	(179,863)	(765,165)
Exercised	(68,880)	(14,350)

Balance at June 30, 2014	$5,312,835	4,677,569

Transactions in written swaptions were as follows:

	Premiums	Notional Amount
Balance at December 31, 2013	$—	$—
Sales	389,799	94,449,727
Closing Buys	(66,877)	(26,322,292)
Expirations	—	—
Exercised	—	—

Balance at June 30, 2014	$322,922	$68,127,435

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

The open futures contracts at June 30, 2014, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). Centrally cleared swaps listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swaps the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Assets and Liabilities.
For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses in the Statement of Operations.

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swaps to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swaps, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Total return swap agreements: The Portfolio is subject to commodity, equity, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing its investment objective. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.

The open centrally cleared swap agreements at June 30, 2014 are listed in the Schedule of Investments. The centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio, if applicable, and is included in the Statement of Assets and Liabilities.

The open OTC swap agreements at June 30, 2014, if any, are listed in the Schedule of Investments. The value, as applicable, is included in the Statement of Assets and Liabilities.

Short sales: A short sale is a transaction in which the Portfolio sells securities it does not own, but has borrowed, in anticipation of a decline in the fair market value of the securities. The Portfolio is obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolio’s obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolio considers the short sale to be a borrowing by the Portfolio that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolio may be unable to replace borrowed securities sold short.

The Portfolio investing in short sales is liable for any dividends and/or interest payable on securities in a short position and these payables, if any, are reflected as dividends and/or interest payable from securities sold short in the Statement of Assets and Liabilities. The Portfolio also bears other costs, such as charges for the prime brokerage accounts, in connection with short positions. These costs are reported as dividends and/or interest from securities sold short in the Statement of Operations.

Open short sale transactions at June 30, 2014, if any, are included in the Schedule of Investments.

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unsecured loan participations at June 30, 2014.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

When-Issued, forward delivery securities and delayed delivery settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. Government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses on the security.

Open trades, if any, are included in the When-issued securities purchased in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. INVESTMENT AND SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities for which significant unobservable inputs (Level 3), GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to the total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

Effective May 1, 2014
First $5 billion	0.680%
Over $5 billion	0.670%

Prior to May 1, 2014
0.050% of ANA

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.90%	May 1, 2015

Prior to May 1, 2014, the expense limit was 0.25%.

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, the amount waived by TAM was $235,083, which is not available for recapture. There are no amounts available for recapture by TAM as of June 30, 2014.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$159,755,426	(A)
U.S. Government	19,327,556	(A)

Proceeds from maturities and sales of securities:
Long-term	125,950,010
U.S. Government	2,663,106

(A)	Excludes investment securities received in kind.

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at December 31, 2013	Ending number of positions at June 30, 2014	Average number of positions (A)
Futures contracts	—	6	6	(B)
Purchased options and swaptions	—	80	77	(B)
Written options and swaptions	—	80	81	(B)
Swap agreements	—	18	15	(B)
Forward foreign currency contracts	—	63	56	(B)

(A)	Calculated based on positions held at each month end during the current period.
(B)	Although there were no open positions at the beginning and/or the end of the period the Portfolio periodically invested in this derivative during the period.

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Consolidated Statements of Assets and Liabilities as of June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Total
Asset derivatives
Purchased options and swaptions, at value (A) (B)	$2,178,860	$—	$—	$12,086,342	$14,265,202
Unrealized appreciation on futures contracts (B) (C)	—	—	—	219,701	219,701
Swap agreements, at value (B) (D)	—	—	69,178	234,479	303,657
Unrealized appreciation on forward foreign currency contracts	—	194,218	—	—	194,218
Total gross amount of assets (E)	$2,178,860	$194,218	$69,178	$12,540,522	$14,982,778
Liability derivatives
Written options and swaptions, at value (B)	$(344,922)	$—	$—	$(5,577,072)	$(5,921,994)
Unrealized depreciation on futures contracts (B) (C)	—	—	—	(818,694)	(818,694)
Swap agreements, at value (B) (D)	(26,048)	—	(414,191)	(35,746)	(475,985)
Unrealized depreciation on forward foreign currency contracts	—	(1,235,977)	—	—	(1,235,977)
Total gross amount of liabilities (E)	$(370,970)	$(1,235,977)	$(414,191)	$(6,431,512)	$(8,452,650)

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

(A)	Included within Investment securities, at value.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Includes cumulative appreciation (depreciation) on futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(D)	Includes value on OTC swap agreements as reported on the Statement of Assets and Liabilities, as well as the value on centrally cleared swap agreements included in the variation margin receivable/payable on derivative financial instruments.
(E)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

The following tables present the Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2014:

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Financial Assets and Derivative Assets, and Collateral Received as of June 30, 2014:

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Received (B)	Net Amount (not less than $0)
BNP Paribas SA	$207,952	$(140,701)	$—	$67,251
Bank of America, N.A.	689,470	(684,647)	—	4,823
Barclays Bank PLC	408,020	(113,344)	—	294,676
Citibank, N.A.	1,686,937	(1,302,412)	(384,525)	—
Credit Suisse International	3,941	(3,941)	—	—
Credit Suisse Securities (USA) LLC	574,827	(327,063)	—	247,764
Deutsche Bank AG	3,840,434	(1,415,664)	(2,424,770)	—
Goldman Sachs & Co.	4,513,331	(1,500,001)	—	3,013,330
HSBC Bank USA	82,250	(82,250)	—	—
JPMorgan Chase Bank, N.A.	528,493	(261,905)	—	266,588
Morgan Stanley & Co. Inc.	932,831	(494,589)	(438,242)	—
UBS AG	316,128	(267,367)	—	48,761
Other Derivatives (C)	1,198,164	—	—	1,198,164
Total	$14,982,778	$(6,593,884)	$(3,247,537)	$5,141,357

Financial Liabilities and Derivative Liabilities, and Collateral Pledged as of June 30, 2014:

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Pledged (B)	Net Amount (not less than $0)
BNP Paribas SA	$140,701	$(140,701)	$—	$—
Bank of America, N.A.	684,647	(684,647)	—	—
Barclays Bank PLC	113,344	(113,344)	—	—
Citibank, N.A.	1,302,412	(1,302,412)	—	—
Credit Suisse International	265,176	(3,941)	—	261,235
Credit Suisse Securities (USA) LLC	327,063	(327,063)	—	—
Deutsche Bank AG	1,415,664	(1,415,664)	—	—
Goldman Sachs International	47,900	—	—	47,900
Goldman Sachs & Co.	1,500,001	(1,500,001)	—	—
HSBC Bank USA	93,824	(82,250)	—	11,574
JPMorgan Chase Bank, N.A.	261,905	(261,905)	—	—
Morgan Stanley & Co. Inc.	494,589	(494,589)	—	—
UBS AG	267,367	(267,367)	—	—
Other Derivatives (C)	1,538,057	—	—	1,538,057
Total	$8,452,650	$(6,593,884)	$—	$1,858,766

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

Effect of Derivative Instruments in the Consolidated Statements of Operations for the period ended June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on purchased options and swaptions (A)	$15,589	$—	$—	$(506,181)	$(490,592)
Net realized gain (loss) on futures contracts	—	—	—	(4,031,230)	(4,031,230)
Net realized gain (loss) on written options and swaptions	11,732	—	—	222,058	233,790
Net realized gain (loss) on swap agreements	17,650	—	(22,373)	93,881	89,158
Net realized gain (loss) on forward foreign currency contracts (B)	—	895,301	—	—	895,301
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options and swaptions (C)	136,163	—	—	255,525	391,688
Net change in unrealized appreciation (depreciation) on futures contracts	—	—	—	(598,993)	(598,993)
Net change in unrealized appreciation (depreciation) on written options and swaptions	(22,000)	—	—	(264,237)	(286,237)
Net change in unrealized appreciation (depreciation) on swap agreements	44,910	—	(128,451)	139,394	55,853
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (D)	—	(1,041,759)	—	—	(1,041,759)
Total	$204,044	$(146,458)	$(150,824)	$(4,689,783)	$(4,783,021)

(A)	Included within Net realized gain (loss) on transactions from Investment securities.
(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.
(D)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 7. BASIS FOR CONSOLIDATION

Transamerica Cayman BlackRock Global Allocation, Ltd. (“Subsidiary”) is organized under the laws of the Cayman Islands as a wholly-owned subsidiary which acts as an investment vehicle for Transamerica BlackRock Global Allocation VP. The principal purpose of investment of the Subsidiary is to allow the Portfolio to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies.

The following schedule reflects the net assets of the Subsidiary as a percentage of the Portfolio’s net assets at June 30, 2014:

Fund Name	Subsidiary Name	Market Value	% of Net Assets
Transamerica BlackRock Global Allocation VP	Transamerica Cayman BlackRock Global Allocation, Ltd.	$17,472,133	1.30%

NOTE 8. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica BlackRock Global Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement are reasonable and that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and TAM’s management oversight process.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Portfolio’s sub-adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-year period. The Board also noted that the performance of the Initial Class of the Portfolio was above its composite benchmark for the past 1-year period. The Trustees noted that they had approved a plan to restructure the Portfolio from a master-feeder/fund of funds structure to a direct investment structure during the year.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory Fee and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Portfolio’s sub-adviser for sub-advisory services and the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM and its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Global Allocation VP

RESULTS OF CONTRACT HOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of contract holders and to provide final results. Accordingly, at the special meeting of contract holders held on April 11, 2014, the Board of Trustees of the Portfolios solicited a vote by the contract holders for the following items:

Proxy III - Proposal I: The approval to amend the Transamerica Asset Management, Inc. investment advisory agreement.

Record Date - February 7, 2014	Shares Voted	% of Voted	% of Total
For	75,099,445.593	84.985	84.970
Against	6,236,891.295	7.058	7.057
Abstain	7,031,630.746	7.957	7.956
Broker Non-Vote	0.000	0.000	0.000
Total	88,367,967.634	100.000	99.983

Proxy III - Proposal II: The approval of Transamerica BlackRock Global Allocation VP’s use of the Manager of Managers Exemptive Order.

Record Date - February 7, 2014	Shares Voted	% of Voted	% of Total
For	74,955,656.953	84.822	84.808
Against	5,886,013.998	6.661	6.660
Abstain	7,526,296.682	8.517	8.516
Broker Non-Vote	0.000	0.000	0.000
Total	88,367,967.634	100.000	99.983

Proxy III - Proposal III: The approval of Proposal III to approve a new sub-advisory agreement with BlackRock Investment Management, LLC.

Record Date - February 7, 2014	Shares Voted	% of Voted	% of Total
For	75,699,536.788	85.664	85.649
Against	5,473,619.134	6.194	6.193
Abstain	7,194,811.712	8.142	8.140
Broker Non-Vote	0.000	0.000	0.000
Total	88,367,967.634	100.000	99.983

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Tactical Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)
Transamerica BlackRock Tactical Allocation VP
Initial Class	$1,000.00	$1,035.70	$0.76	$1,024.10	$0.75	0.15%
Service Class	1,000.00	1,035.30	2.02	1,022.80	2.01	0.40

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Fixed Income	49.7%
U.S. Equity	31.9
Global/International Equity	7.4
Tactical and Specialty	6.5
Capital Markets	4.5
Securities Lending Collateral	2.3
Other Assets and Liabilities - Net	(2.3)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Capital Markets - 4.5%
iShares iBoxx $ High Yield Corporate Bond ETF (A)	195,759	$ 18,636,257
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	81,811	8,743,142
SPDR Barclays Convertible Securities ETF (A)	287,340	14,510,670
SPDR Barclays High Yield Bond ETF (A)	446,624	18,637,619
SPDR Barclays Short Term High Yield Bond ETF (A)	169,218	5,238,989
Fixed Income - 49.7%
Transamerica JPMorgan Core Bond VP (B)	27,962,340	364,908,542
Transamerica PIMCO Total Return VP (B)	28,353,736	333,723,472
Transamerica Short-Term Bond (C)	2,198,161	22,531,150
Global/International Equity - 7.4%
Transamerica MFS International Equity VP (B)	11,979,458	107,096,355
Tactical and Specialty - 6.5%
Transamerica Global Allocation (C)	7,868,470	94,579,005
U.S. Equity - 31.9%
Transamerica Barrow Hanley Dividend Focused VP (B)	5,645,573	115,734,251

	Shares	Value
U.S. Equity (continued)
Transamerica Jennison Growth VP (B)	5,322,764	$ 59,508,505
Transamerica JPMorgan Enhanced Index VP (B)	8,021,885	151,132,314
Transamerica JPMorgan Mid Cap Value VP (B)	1,747,870	39,746,560
Transamerica Morgan Stanley Mid-Cap Growth VP (B)	1,076,736	40,991,346
Transamerica WMC Diversified Growth VP (B)	1,673,826	55,353,435

Total Investment Companies (cost $1,372,619,888)		1,451,071,612

SECURITIES LENDING COLLATERAL - 2.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (D)	33,291,377	33,291,377

Total Securities Lending Collateral (cost $33,291,377)		33,291,377

Total Investment Securities (cost $1,405,911,265) (E)		1,484,362,989
Other Assets and Liabilities - Net - (2.3)%		(33,556,581)

Net Assets - 100.0%		$ 1,450,806,408

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Investment Companies	$1,451,071,612	$—	$—	$1,451,071,612
Securities Lending Collateral	33,291,377	—	—	33,291,377
Total Investment Securities	$1,484,362,989	$—	$—	$1,484,362,989

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $32,546,789. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of the Transamerica Series Trust.
(C)	The portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(D)	Rate shown reflects the yield at June 30, 2014.
(E)	Aggregate cost for federal income tax purposes is $1,405,911,265. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $78,461,993 and $10,269, respectively. Net unrealized appreciation for tax purposes is $78,451,724.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Tactical Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Affiliated investment companies, at value (cost: $1,310,443,592)	$1,385,304,935
Non-affiliated investment companies, at value (cost: $95,467,673) (including securities loaned of $32,546,789)	99,058,054
Receivables:
Shares sold	885,961
Interest	1
Dividends	222,557
Securities lending income (net)	42,323
Prepaid expenses	16,837

Total assets	1,485,530,668

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	23,824
Investment securities purchased	862,137
Management and advisory fees	114,470
Distribution and service fees	298,003
Administration fees	30,464
Transfer agent fees	2,997
Trustees fees	1,327
Audit and tax fees	6,359
Legal fees	16,058
Printing and shareholder reports fees	34,087
Other	43,157
Collateral for securities on loan	33,291,377

Total liabilities	34,724,260

Net assets	$1,450,806,408

Net assets consist of:
Capital stock ($0.01 par value)	$891,920
Additional paid-in capital	1,269,787,512
Undistributed (distributions in excess of) net investment income (loss)	18,984,085
Undistributed (accumulated) net realized gain (loss)	82,691,167
Net unrealized appreciation (depreciation) on:
Investment companies	78,451,724

Net assets	$1,450,806,408

Net assets by class:
Initial Class	$31,347,246
Service Class	1,419,459,162

Shares outstanding:
Initial Class	2,772,921
Service Class	86,419,112

Net asset value and offering price per share:
Initial Class	$11.30
Service Class	16.43

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income	$2,804,368
Interest income	1
Securities lending income (net)	105,424

Total investment income	2,909,793

Expenses:
Management and advisory	601,160
Distribution and service:
Service Class	1,551,533
Administration	156,869
Transfer agent	9,062
Trustees	22,238
Audit and tax	15,067
Custody	17,378
Legal	21,075
Printing and shareholder reports	31,064
Other	46,544

Total expenses	2,471,990

Net investment income (loss)	437,803

Net realized gain (loss) on transactions from:
Investment companies	55,662,972

Net realized gain (loss)	55,662,972

Net change in unrealized appreciation (depreciation) on:
Investment companies	(9,687,726)

Net change in unrealized appreciation (depreciation)	(9,687,726)

Net realized and change in unrealized gain (loss)	45,975,246

Net increase (decrease) in net assets resulting from operations	$46,413,049

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Tactical Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$437,803	$18,547,565
Net realized gain (loss)	55,662,972	27,985,339
Net change in unrealized appreciation (depreciation)	(9,687,726)	66,829,799
Net increase (decrease) in net assets resulting from operations	46,413,049	113,362,703

Distributions to shareholders:
Net investment income:
Initial Class	—	(96,403)
Service Class	—	(13,035,570)
Total distributions from net investment income	—	(13,131,973)
Net realized gains:
Initial Class	—	(101,584)
Service Class	—	(15,245,892)
Total distributions from net realized gains	—	(15,347,476)
Total distributions to shareholders	—	(28,479,449)

Capital share transactions:
Proceeds from shares sold:
Initial Class	551,928	2,160,707
Service Class	81,841,073	342,402,965
	82,393,001	344,563,672
Issued from fund acquisition:
Initial Class	25,950,726	—
Service Class	146,952,547	—
	172,903,273	—
Dividends and distributions reinvested:
Initial Class	—	197,987
Service Class	—	28,281,462
	—	28,479,449
Cost of shares redeemed:
Initial Class	(1,035,781)	(992,696)
Service Class	(11,544,107)	(60,381,895)
	(12,579,888)	(61,374,591)
Net increase (decrease) in net assets resulting from capital share transactions	242,716,386	311,668,530
Net increase (decrease) in net assets	289,129,435	396,551,784

Net assets:
Beginning of period/year	1,161,676,973	765,125,189
End of period/year	$1,450,806,408	$1,161,676,973
Undistributed (distributions in excess of) net investment income (loss)	$18,984,085	$18,546,282

Share activity:
Shares issued:
Initial Class	49,862	204,642
Service Class	5,098,400	22,531,421
	5,148,262	22,736,063
Shares issued on fund acquisition:
Initial Class	2,352,506	—
Service Class	9,164,887	—
	11,517,393	—
Shares issued-reinvested from dividends and distributions:
Initial Class	—	19,391
Service Class	—	1,903,194
	—	1,922,585
Shares redeemed:
Initial Class	(93,529)	(93,922)
Service Class	(720,674)	(3,970,043)
	(814,203)	(4,063,965)
Net increase (decrease) in shares outstanding:
Initial Class	2,308,839	130,111
Service Class	13,542,613	20,464,572
	15,851,452	20,594,683

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Tactical Allocation VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011 (A)
Net asset value
Beginning of period/year	$10.91		$10.11	$9.68	$10.00
Investment operations
Net investment income (loss) (B) (C)	0.02		0.23	0.29	0.18
Net realized and unrealized gain (loss)	0.37		1.02	0.69	(0.50)
Total investment operations	0.39		1.25	0.98	(0.32)
Distributions
Net investment income	—		(0.22)	(0.22)	—
Net realized gains	—		(0.23)	(0.33)	—
Total distributions	—		(0.45)	(0.55)	—
Net asset value
End of period/year	$11.30		$10.91	$10.11	$9.68
Total return (D)	3.57	%(E)	12.63%	10.23%	(3.20	)%(E)
Net assets end of period/year (000’s)	$31,347		$5,063	$3,377	$1,096
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	0.15	%(G)	0.15%	0.17%	0.15	%(G)
Before (waiver/reimbursement) recapture	0.15	%(G)	0.15%	0.17%	0.15	%(G)
Net investment income (loss) to average net assets (C)	0.34	%(G)	2.19%	2.82%	2.77	%(G)
Portfolio turnover rate (H)	47	%(E)	25%	23%	62	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(D)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies in which the portfolio invests.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Tactical Allocation VP

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Service Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009 (A)
Net asset value
Beginning of period/year	$15.87		$14.53	$13.70	$13.47	$12.19	$10.00
Investment operations
Net investment income (loss) (B) (C)	0.01		0.29	0.33	0.39	0.44	0.34
Net realized and unrealized gain (loss)	0.55		1.48	1.03	0.11	0.92	1.85
Total investment operations	0.56		1.77	1.36	0.50	1.36	2.19
Distributions
Net investment income	—		(0.20)	(0.20)	(0.15)	(0.05)	—
Net realized gains	—		(0.23)	(0.33)	(0.12)	(0.03)	—
Total distributions	—		(0.43)	(0.53)	(0.27)	(0.08)	—
Net asset value
End of period/year	$16.43		$15.87	$14.53	$13.70	$13.47	$12.19
Total return (D)	3.53	%(E)	12.35%	10.02%	3.74%	11.24%	21.90	%(E)
Net assets end of period/year (000’s)	$1,419,459		$1,156,614	$761,748	$391,667	$192,908	$42,149
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	0.40	%(G)	0.40%	0.42%	0.40%	0.42%	0.50	%(G)
Before (waiver/reimbursement) recapture	0.40	%(G)	0.40%	0.42%	0.40%	0.41%	0.61	%(G)
Net investment income (loss) to average net assets (C)	0.07	%(G)	1.90%	2.29%	2.85%	3.47%	4.36	%(G)
Portfolio turnover rate (H)	47	%(E)	25%	23%	62%	46%	19	%(E)

(A)	Commenced operations on May 1, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(D)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Tactical Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio; from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The table below shows the Portfolio’s transactions in and earnings from investments in affiliates of TAM the period ended June 30, 2014:

Beginning Balance at December 31, 2013	$ 1,162,102,685
Purchases, at cost	671,231,218
Proceeds from sales	(493,610,056)
Net realized gain (loss) from investments in affiliated investment companies	52,603,089
Net change in unrealized appreciation (depreciation) on investments in affiliated investment companies	(7,022,001)
Ending Balance at June 30, 2014	$ 1,385,304,935
Percent of Net Assets	95.49%
Receivables: Investment securities sold	$—
Receivables: Dividends	7,514
Payables: Investment securities purchased	862,137
Dividend income from affiliated investment companies	1,823,206
Distributions from investments in affiliated investment companies	—
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	$74,861,341

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $1 billion	0.100%
Over $1 billion	0.080%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.25%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$671,231,217
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	599,026,565
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. REORGANIZATION

On May 1, 2014, Transamerica BlackRock Tactical Allocation VP acquired all of the net assets of Transamerica Hanlon Income VP pursuant to a Plan of Reorganization. Transamerica BlackRock Tactical Allocation VP is the accounting survivor. The purpose of the transaction was to achieve a more cohesive, focused, and streamlined fund complex. The acquisition was accomplished by a tax-free exchange of 11,517,393 shares of Transamerica BlackRock Tactical Allocation VP for 15,923,014 shares of Transamerica Hanlon Income VP outstanding on May 1, 2014. Transamerica Hanlon Income VP’s net assets at that date, $172,903,273, including $6,256,108 unrealized appreciation, were combined with those of Transamerica BlackRock Tactical Allocation VP. The aggregate net assets of Transamerica BlackRock Tactical Allocation VP immediately before the acquisition were $1,220,079,677; the combined net assets of Transamerica BlackRock Tactical Allocation VP immediately after the acquisition were $1,392,982,950. In the acquisition,

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 6. (continued)

Transamerica BlackRock Tactical Allocation VP retained certain capital loss carryforwards from Transamerica Hanlon Income VP in the amount of $5,719,662. The Portfolio could be subject to loss limitation rules. Shares issued with the acquisition were as follows:

Transamerica Hanlon Income VP

Class	Shares	Amount
Initial	2,352,506	$25,950,726
Service	9,164,887	146,952,547

The exchange ratio of the reorganization for the Portfolio is as follows (Transamerica BlackRock Tactical Allocation VP shares issuable/ Transamerica Hanlon VP shares outstanding on May 1,2014):

Transamerica Hanlon Income VP

Class	Exchange Ratio
Initial	0.99
Service	0.68

Assuming the reorganization had been completed on January 1, 2014, the beginning of the annual reporting period of the Portfolio, the Portfolio’s pro forma results of operations for the period ended June 30, 2014, are as follows:

Net Investment Income (Loss)	$2,611,912
Net Realized and Change in Unrealized Gain (Loss)	49,270,999
Net Increase (Decrease) in Net Assets Resulting from Operations	51,882,911

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of Transamerica Hanlon Income VP that have been included in Transamerica BlackRock Tactical Allocation VP’s Statement of Operations since May 1, 2014.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Tactical Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica BlackRock Tactical Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Financial Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 1-year period. The Board also noted that the performance of the Initial Class of the Portfolio was above its primary benchmark for the past 1-year period. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Tactical Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica BlackRock Tactical Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Clarion Global Real Estate Securities VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio
Transamerica Clarion Global Real Estate Securities VP
Initial Class	$1,000.00	$1,117.40	$4.78	$1,020.30	$4.56	0.91%
Service Class	1,000.00	1,116.00	6.09	1,019.00	5.81	1.16

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	99.0%
Securities Lending Collateral	9.1
Repurchase Agreement	0.6
Warrant	0.0 *
Other Assets and Liabilities - Net	(8.7)
Total	100.0%

*	Percentage rounds to less than 0.1%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Australia - 6.4%
Federation Centres, Ltd. - REIT	1,368,300	$ 3,212,693
Goodman Group - REIT (A)	1,208,084	5,752,770
Investa Office Fund - REIT	789,440	2,530,967
Lend Lease Corp., Ltd.	122,692	1,516,727
Mirvac Group - REIT	4,476,214	7,534,207
Scentre Group - REIT (B)	1,222,988	3,690,293
Stockland - REIT (A)	1,293,100	4,730,994
Westfield Corp. - REIT	602,870	4,064,604
Austria - 0.1%
Atrium European Real Estate, Ltd. (B)	85,700	512,111
Canada - 0.6%
Boardwalk Real Estate Investment Trust - REIT	34,100	2,085,531
RioCan Real Estate Investment Trust - REIT	40,800	1,044,232
France - 3.1%
Fonciere Des Regions - REIT	19,838	2,150,860
Gecina SA - REIT	17,780	2,592,866
ICADE - REIT	19,802	2,123,095
Klepierre - REIT	144,994	7,388,678
Mercialys SA - REIT	68,060	1,586,172
Germany - 1.7%
GAGFAH SA (B)	213,116	3,879,744
LEG Immobilien AG (B)	73,770	4,969,349
Hong Kong - 5.6%
Cheung Kong Holdings, Ltd.	642,843	11,396,396
Link REIT	573,100	3,083,488
Sino Land Co., Ltd.	621,871	1,020,618
Sun Hung Kai Properties, Ltd.	661,255	9,077,923
Swire Properties, Ltd.	1,588,600	4,642,572
Japan - 16.6%
Activia Properties, Inc. - REIT	201	1,767,840
Daito Trust Construction Co., Ltd.	36,200	4,255,881
Daiwa House Industry Co., Ltd.	131,392	2,723,688
GLP J-REIT	1,898	2,124,606
Hulic Co., Ltd.	159,580	2,102,950
Japan Hotel REIT Investment Corp.	2,103	1,106,460
Japan Real Estate Investment Corp. - REIT	1,089	6,342,333
Japan Retail Fund Investment Corp. - Class A REIT	3,204	7,204,691
Kenedix Office Investment Corp. - Class A REIT	476	2,588,974
Mitsubishi Estate Co., Ltd.	590,010	14,566,063
Mitsui Fudosan Co., Ltd.	550,810	18,573,288
Nippon Building Fund, Inc. - REIT (A)	226	1,320,685
Nippon ProLogis REIT, Inc.	1,095	2,553,072
ORIX, Inc. - Class A REIT	1,490	2,088,544
Sumitomo Realty & Development Co., Ltd.	249,400	10,701,760
Tokyo Tatemono Co., Ltd.	276,700	2,559,280
United Urban Investment Corp. - Class A REIT	1,947	3,142,337
Netherlands - 3.8%
Corio NV - REIT	19,970	1,019,966
Eurocommercial Properties NV - CVA	41,451	2,044,454
Nieuwe Steen Investments NV - REIT	393,820	2,480,586
Unibail-Rodamco SE - REIT	48,694	14,165,467
Singapore - 4.3%
CapitaCommercial Trust - REIT (A)	3,829,700	5,221,341
CapitaLand, Ltd.	396,000	1,016,280

	Shares	Value
Singapore (continued)
CapitaMall Trust - REIT	323,469	$ 512,352
Frasers Centrepoint Trust - REIT	562,300	854,566
Global Logistic Properties, Ltd. - Class L	2,976,500	6,445,224
Hongkong Land Holdings, Ltd.	711,739	4,747,299
Suntec Real Estate Investment Trust - REIT	2,445,500	3,549,888
Sweden - 1.1%
Castellum AB	176,465	3,129,678
Fabege AB	36,600	517,923
Hufvudstaden AB - Class A	145,594	2,043,945
Switzerland - 0.5%
PSP Swiss Property AG (B)	27,516	2,590,873
United Kingdom - 7.0%
British Land Co., PLC - REIT	484,169	5,820,962
Derwent London PLC - REIT	104,779	4,803,950
Great Portland Estates PLC - REIT	487,906	5,377,414
Hammerson PLC - REIT	528,914	5,250,063
Land Securities Group PLC - REIT	679,922	12,055,087
Safestore Holdings PLC - REIT	471,905	1,760,608
Unite Group PLC	151,291	1,020,142
United States - 48.2%
American Homes 4 Rent - Class A REIT	49,400	877,344
American Realty Capital Properties, Inc. - REIT	511,800	6,412,854
AvalonBay Communities, Inc. - REIT	65,549	9,320,412
BioMed Realty Trust, Inc. - Class B REIT (A)	185,200	4,042,916
Boston Properties, Inc. - REIT	65,300	7,717,154
Brandywine Realty Trust - REIT	199,900	3,118,440
Brixmor Property Group, Inc. - REIT (A)	116,600	2,675,970
DCT Industrial Trust, Inc. - REIT	378,400	3,106,664
DDR Corp. - REIT (A)	376,600	6,639,458
Douglas Emmett, Inc. - REIT	163,600	4,616,792
Duke Realty Corp. - REIT	345,000	6,265,200
Equity Residential - REIT	191,836	12,085,668
Essex Property Trust, Inc. - REIT (A)	53,562	9,904,149
Extended Stay America, Inc. (A)	44,600	1,032,936
Federal Realty Investment Trust - REIT	12,800	1,547,776
General Growth Properties, Inc. - REIT	367,306	8,653,729
HCP, Inc. - REIT	38,000	1,572,440
Health Care REIT, Inc.	205,945	12,906,573
Healthcare Realty Trust, Inc. - REIT	143,800	3,655,396
Healthcare Trust of America, Inc. - Class A REIT	167,400	2,015,496
Highwoods Properties, Inc. - REIT (A)	61,100	2,563,145
Hilton Worldwide Holdings, Inc. (A) (B)	178,800	4,166,040
Host Hotels & Resorts, Inc. - REIT (A)	644,805	14,192,158
Kilroy Realty Corp. - REIT	124,300	7,741,404
Kimco Realty Corp. - REIT	222,870	5,121,553
Lexington Realty Trust - REIT (A)	268,800	2,959,488
Liberty Property Trust - Series C REIT	148,825	5,644,932
Macerich Co. - Class A REIT (A)	100,192	6,687,816
Pebblebrook Hotel Trust - REIT (A)	55,600	2,054,976
Post Properties, Inc. - REIT	67,500	3,608,550
ProLogis, Inc. - Class A REIT	298,310	12,257,558
Public Storage - REIT	32,730	5,608,286
Ramco-Gershenson Properties Trust - REIT	92,900	1,543,998
Realty Income Corp. - REIT (A)	17,400	772,908
Senior Housing Properties Trust - REIT	106,900	2,596,601
Simon Property Group, Inc. - REIT	112,649	18,731,276
SL Green Realty Corp. - REIT (A)	92,100	10,076,661

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
United States (continued)
Spirit Realty Capital, Inc. - REIT	450,800	$ 5,121,088
Strategic Hotels & Resorts, Inc. - REIT (B)	177,400	2,077,354
Sunstone Hotel Investors, Inc. - REIT	171,750	2,564,228
Tanger Factory Outlet Centers, Inc. - REIT	43,470	1,520,146
Taubman Centers, Inc. - REIT	46,741	3,543,435
UDR, Inc. - REIT	311,284	8,912,061
Vornado Realty Trust - Class A REIT	96,685	10,319,190
Washington Prime Group, Inc. - REIT (B)	51,374	962,749

Total Common Stocks (cost $436,868,799)		512,252,378

WARRANT - 0.0% (C)
Hong Kong - 0.0% (C)
Sun Hung Kai Properties, Ltd. (B) Expiration: 04/22/2016
Exercise Price: HKD 98.60	30,604	39,961

Total Warrant (cost $0)		39,961

SECURITIES LENDING COLLATERAL - 9.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (D)	47,157,207	47,157,207

Total Securities Lending Collateral (cost $47,157,207)		47,157,207

Principal	Value
REPURCHASE AGREEMENT - 0.6%

State Street Bank & Trust Co.
0.01% (D), dated 06/30/2014, to be repurchased at $2,911,331 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $2,972,616.

$ 2,911,330	$ 2,911,330

Total Repurchase Agreement (cost $2,911,330)	2,911,330

Total Investment Securities (cost $486,937,336) (E)	562,360,876
Other Assets and Liabilities - Net - (8.7)%	(45,196,235)

Net Assets - 100.0%	$ 517,164,641

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Real Estate Investment Trusts	69.9%	$393,043,688
Real Estate Management & Development	20.3	114,049,675
Hotels, Restaurants & Leisure	0.9	5,198,976

Investment Securities, at Value	91.1	512,292,339
Short-Term Investments	8.9	50,068,537

Total Investments	100.0%	$562,360,876

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Common Stocks	$252,644,731	$259,607,647	$—	$512,252,378
Warrant	—	39,961	—	39,961
Securities Lending Collateral	47,157,207	—	—	47,157,207
Repurchase Agreement	—	2,911,330	—	2,911,330
Total Investment Securities	$299,801,938	$262,558,938	$—	$562,360,876

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $45,756,458. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Percentage rounds to less than 0.1%.
(D)	Rate shown reflects the yield at June 30, 2014.
(E)	Aggregate cost for federal income tax purposes is $486,937,336. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $76,929,312 and $1,505,772, respectively. Net unrealized appreciation for tax purposes is $75,423,540.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

CVA	Dutch Certificate-Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

CURRENCY ABBREVIATION:

HKD	Hong Kong Dollar

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Clarion Global Real Estate Securities VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment securities, at value (cost: $484,026,006) (including securities loaned of $45,756,458)	$559,449,546
Repurchase agreement, at value (cost: $2,911,330)	2,911,330
Foreign currency, at value (cost: $347,716)	349,251
Receivables:
Shares sold	94,604
Investment securities sold	211,252
Interest	1
Dividends	1,837,399
Dividend reclaims	104,705
Securities lending income (net)	5,601
Prepaid expenses	6,527

Total assets	564,970,216

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	203,375
Management and advisory fees	332,540
Distribution and service fees	20,730
Administration fees	10,568
Transfer agent fees	1,133
Trustees fees	418
Audit and tax fees	19,769
Custody fees	13,980
Legal fees	6,161
Printing and shareholder reports fees	37,141
Other	2,553
Collateral for securities on loan	47,157,207

Total liabilities	47,805,575

Net assets	$517,164,641

Net assets consist of:
Capital stock ($0.01 par value)	$393,726
Additional paid-in capital	585,012,158
Undistributed (distributions in excess of) net investment income (loss)	4,188,309
Undistributed (accumulated) net realized gain (loss)	(147,864,747)
Net unrealized appreciation (depreciation) on:
Investment securities	75,423,540
Translation of assets and liabilities denominated in foreign currencies	11,655

Net assets	$517,164,641

Net assets by class:
Initial Class	$418,423,270
Service Class	98,741,371

Shares outstanding:
Initial Class	32,093,801
Service Class	7,278,827

Net asset value and offering price per share:
Initial Class	$13.04
Service Class	13.57

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income (net of withholding taxes on foreign dividends of $546,173)	$7,006,797
Interest income	301
Securities lending income (net)	145,443

Total investment income	7,152,541

Expenses:
Management and advisory	1,696,454
Distribution and service:
Service Class	106,706
Administration	53,737
Transfer agent	3,188
Trustees	7,674
Audit and tax	14,337
Custody	115,337
Legal	8,176
Printing and shareholder reports	32,258
Other	16,013

Total expenses	2,053,880

Net investment income (loss)	5,098,661

Net realized gain (loss) on transactions from:
Investment securities	4,270,365
Foreign currency transactions	19,540

Net realized gain (loss)	4,289,905

Net change in unrealized appreciation (depreciation) on:
Investment securities	39,086,986
Translation of assets and liabilities denominated in foreign currencies	12,856

Net change in unrealized appreciation (depreciation)	39,099,842

Net realized and change in unrealized gain (loss)	43,389,747

Net increase (decrease) in net assets resulting from operations	$48,488,408

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Clarion Global Real Estate Securities VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$5,098,661	$8,057,814
Net realized gain (loss)	4,289,905	28,790,427
Net change in unrealized appreciation (depreciation)	39,099,842	(23,172,558)
Net increase (decrease) in net assets resulting from operations	48,488,408	13,675,683

Distributions to shareholders:
Net investment income:
Initial Class	—	(19,589,264)
Service Class	—	(4,009,942)
Total distributions from net investment income	—	(23,599,206)
Total distributions to shareholders	—	(23,599,206)

Capital share transactions:
Proceeds from shares sold:
Initial Class	60,533,192	33,940,524
Service Class	12,234,239	28,355,088
	72,767,431	62,295,612
Dividends and distributions reinvested:
Initial Class	—	19,589,264
Service Class	—	4,009,942
	—	23,599,206
Cost of shares redeemed:
Initial Class	(10,301,090)	(58,761,731)
Service Class	(2,746,680)	(19,570,147)
	(13,047,770)	(78,331,878)

Net increase (decrease) in net assets resulting from capital share transactions	59,719,661	7,562,940
Net increase (decrease) in net assets	108,208,069	(2,360,583)

Net assets:
Beginning of period/year	408,956,572	411,317,155
End of period/year	$517,164,641	$408,956,572
Undistributed (distributions in excess of) net investment income (loss)	$4,188,309	$(910,352)

Share activity:
Shares issued:
Initial Class	4,737,312	2,717,409
Service Class	946,189	2,208,761
	5,683,501	4,926,170
Shares issued-reinvested from dividends and distributions:
Initial Class	—	1,763,210
Service Class	—	346,281
	—	2,109,491
Shares redeemed:
Initial Class	(849,545)	(5,017,178)
Service Class	(217,768)	(1,553,016)
	(1,067,313)	(6,570,194)
Net increase (decrease) in shares outstanding:
Initial Class	3,887,767	(536,559)
Service Class	728,421	1,002,026
	4,616,188	465,467

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Clarion Global Real Estate Securities VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$11.67		$11.92	$9.86	$11.30	$10.46	$7.84
Investment operations
Net investment income (loss) (A)	0.15		0.23	0.24	0.25	0.21	0.23
Net realized and unrealized gain (loss)	1.22		0.20	2.22	(0.88)	1.32	2.39
Total investment operations	1.37		0.43	2.46	(0.63)	1.53	2.62
Distributions
Net investment income	—		(0.68)	(0.40)	(0.81)	(0.69)	—
Total distributions	—		(0.68)	(0.40)	(0.81)	(0.69)	—
Net asset value
End of period/year	$13.04		$11.67	$11.92	$9.86	$11.30	$10.46
Total return (B)	11.74	%(C)	3.90%	25.25%	(5.74)%	15.67%	33.42%
Net assets end of period/year (000’s)	$418,423		$329,290	$342,553	$288,708	$495,241	$493,900
Ratio and supplemental data
Expenses to average net assets	0.91	%(D)	0.90%	0.92%	0.88%	0.90%	0.91%
Net investment income (loss) to average net assets	2.42	%(D)	1.93%	2.15%	2.24%	2.01%	2.73%
Portfolio turnover rate	15	%(C)	38%	53%	36%	60%	61%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Service Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$12.16		$12.39	$10.24	$11.72	$10.84	$8.15
Investment operations
Net investment income (loss) (A)	0.14		0.21	0.21	0.21	0.17	0.22
Net realized and unrealized gain (loss)	1.27		0.22	2.32	(0.90)	1.38	2.47
Total investment operations	1.41		0.43	2.53	(0.69)	1.55	2.69
Distributions
Net investment income	—		(0.66)	(0.38)	(0.79)	(0.67)	—
Total distributions	—		(0.66)	(0.38)	(0.79)	(0.67)	—
Net asset value
End of period/year	$13.57		$12.16	$12.39	$10.24	$11.72	$10.84
Total return (B)	11.60	%(C)	3.71%	24.98%	(6.01)%	15.30%	33.01%
Net assets end of period/year (000’s)	$98,742		$79,667	$68,764	$44,260	$33,421	$18,785
Ratio and supplemental data
Expenses to average net assets	1.16	%(D)	1.15%	1.17%	1.13%	1.15%	1.16%
Net investment income (loss) to average net assets	2.19	%(D)	1.64%	1.85%	1.89%	1.59%	2.46%
Portfolio turnover rate	15	%(C)	38%	53%	36%	60%	61%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Clarion Global Real Estate Securities VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Commissions recaptured during the period ended June 30, 2014 of $19,687 are included in Net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trusts (“REITs”): Dividend income related to a REIT is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2014:

	Market Value	% of Net Assets
Transamerica Asset Allocation – Conservative VP	$19,141,276	3.70%
Transamerica Asset Allocation – Growth VP	16,640,331	3.22
Transamerica Asset Allocation – Moderate Growth VP	71,804,356	13.88
Transamerica Asset Allocation – Moderate VP	124,855,332	24.14
Transamerica International Moderate Growth VP	24,549,924	4.75
Transamerica Voya Balanced Allocation VP	156,323	0.03
Transamerica Voya Conservative Allocation VP	16,300	0.00	(A)
Transamerica Voya Moderate Growth Allocation VP	122,689	0.02
Total	$257,286,531	49.74%

(A)	Percentage rounds to less than 0.01%.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $250 million	0.800%
Over $250 million up to $500 million	0.775%
Over $500 million up to $1 billion	0.700%
Over $1 billion	0.650%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
1.00%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$132,401,831
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	64,587,073
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 6. (continued)

assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Clarion Global Real Estate Securities VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Clarion Global Real Estate Securities VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and CBRE Clarion Securities LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1- and 10-year periods and below the median for the past 3- and 5-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to monitor and report to the Board on the performance of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Clarion Global Real Estate Securities VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Clarion Global Real Estate Securities VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica International Moderate Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)
Transamerica International Moderate Growth VP
Initial Class	$1,000.00	$1,030.00	$0.75	$1,024.10	$0.75	0.15%
Service Class	1,000.00	1,029.30	2.01	1,022.80	2.01	0.40

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica International Moderate Growth VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Global/International Equity	74.6%
Fixed Income	15.4
Repurchase Agreement	4.5
Tactical and Specialty	3.6
Inflation-Protected Securities	1.4
Other Assets and Liabilities - Net ^	0.5
Total	100.0%

^	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 95.0%
Fixed Income - 15.4%
Transamerica Aegon U.S. Government Securities VP (A)	6,020	$ 76,388
Transamerica Core Bond (B)	608,030	6,183,670
Transamerica Emerging Markets Debt (B)	803,521	8,967,295
Transamerica Floating Rate (B)	907,522	9,129,673
Transamerica High Yield Bond (B)	3,037,151	30,219,652
Transamerica Intermediate Bond (B)	494,560	5,000,000
Transamerica Money Market (B)	21,070	21,070
Transamerica PIMCO Total Return VP (A)	755,509	8,892,342
Transamerica Short-Term Bond (B)	3,509,270	35,970,016
Global/International Equity - 74.6%
Transamerica Clarion Global Real Estate Securities VP (A)	1,882,663	24,549,924
Transamerica Developing Markets Equity (B)	1,387,467	17,482,083
Transamerica Income & Growth (B)	2,003,859	22,683,686
Transamerica International (B)	5,894,996	66,259,758
Transamerica International Equity (B)	4,322,158	82,855,767
Transamerica International Equity Opportunities (B)	9,008,656	80,807,649
Transamerica International Small Cap (B)	8,520,891	92,962,918
Transamerica International Small Cap Value (B)	6,258,037	81,667,389
Transamerica TS&W International Equity VP (A)	1,111,053	15,632,513
Transamerica Value (B)	633,094	19,328,357

	Shares	Value
Inflation-Protected Securities - 1.4%
Transamerica Real Return TIPS (B)	958,716	$ 9,213,263
Tactical and Specialty - 3.6%
Transamerica Bond (B)	2,207,525	24,084,103

Total Investment Companies (cost $554,170,875)		641,987,516

	Principal	Value
REPURCHASE AGREEMENT - 4.5%
State Street Bank & Trust Co. 0.01% (C), dated 06/30/2014, to be repurchased at $30,298,397 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/01/2033, and with a value of $30,907,272.	$ 30,298,388	30,298,388

Total Repurchase Agreement (cost $30,298,388)		30,298,388

Total Investment Securities (cost $584,469,263) (D)		672,285,904
Other Assets and Liabilities - Net - 0.5%		3,243,325

Net Assets - 100.0%		$ 675,529,229

FUTURES CONTRACTS: (E)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index	Short	(200)	09/19/2014	$(142,600)
MSCI Emerging Markets Mini Index	Long	1,350	09/19/2014	297,153

				$154,553

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Investment Companies	$641,987,516	$—	$—	$641,987,516
Repurchase Agreement	—	30,298,388	—	30,298,388
Total Investment Securities	$641,987,516	$30,298,388	$—	$672,285,904

Derivative Financial Instruments
Futures Contracts (G)	$297,153	$—	$—	$297,153
Total Derivative Financial Instruments	$297,153	$—	$—	$297,153

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
LIABILITIES
Derivative Financial Instruments
Futures Contracts (G)	$(142,600)	$—	$—	$(142,600)
Total Derivative Financial Instruments	$(142,600)	$—	$—	$(142,600)
NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of the Transamerica Series Trust.
(B)	The portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(C)	Rate shown reflects the yield at June 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $584,469,263. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $89,752,361 and $1,935,720, respectively. Net unrealized appreciation for tax purposes is $87,816,641.
(E)	Cash in the amount of $2,374,500 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(G)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica International Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investments in affiliated investment companies, at value (cost: $554,170,875)	$641,987,516
Repurchase agreement, at value (cost: $30,298,388)	30,298,388
Cash on deposit with broker	2,374,500
Receivables:
Shares sold	564,788
Interest	8
Dividends	16,383
Variation margin receivable on derivative financial instruments	555,900
Prepaid expenses	8,754

Total assets	675,806,237

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	40,812
Management and advisory fees	56,860
Distribution and service fees	138,084
Administration fees	9,950
Transfer agent fees	1,585
Trustees fees	587
Audit and tax fees	6,867
Custody fees	338
Legal fees	7,961
Printing and shareholder reports fees	10,867
Other	3,097

Total liabilities	277,008

Net assets	$675,529,229

Net assets consist of:
Capital stock ($0.01 par value)	$662,392
Additional paid-in capital	634,940,309
Undistributed (distributions in excess of) net investment income (loss)	15,411,646
Undistributed (accumulated) net realized gain (loss)	(63,456,312)
Net unrealized appreciation (depreciation) on:
Affiliated investment companies	87,816,641
Futures contracts	154,553

Net assets	$675,529,229

Net assets by class:
Initial Class	$19,241,367
Service Class	656,287,862

Shares outstanding:
Initial Class	1,869,408
Service Class	64,369,794

Net asset value and offering price per share:
Initial Class	$10.29
Service Class	10.20

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income from affiliated investment companies	$2,858,252
Interest income	991

Total investment income	2,859,243

Expenses:
Management and advisory	321,655
Distribution and service:
Service Class	780,457
Administration	56,290
Transfer agent	4,894
Trustees	11,248
Audit and tax	10,090
Custody	10,511
Legal	11,878
Printing and shareholder reports	25,880
Other	23,674

Total expenses	1,256,577

Net investment income (loss)	1,602,666

Net realized gain (loss) on transactions from:
Affiliated investment companies	(2,657,876)
Futures contracts	(8,827,897)

Net realized gain (loss)	(11,485,773)

Net change in unrealized appreciation (depreciation) on:
Affiliated investment companies	31,340,263
Futures contracts	(2,276,922)

Net change in unrealized appreciation (depreciation)	29,063,341

Net realized and change in unrealized gain (loss)	17,577,568

Net increase (decrease) in net assets resulting from operations	$19,180,234

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica International Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$1,602,666	$13,810,255
Net realized gain (loss)	(11,485,773)	(7,940)
Net change in unrealized appreciation (depreciation)	29,063,341	53,068,476
Net increase (decrease) in net assets resulting from operations	19,180,234	66,870,791

Distributions to shareholders:
Net investment income:
Initial Class	—	(383,605)
Service Class	—	(10,314,603)
Total distributions from net investment income	—	(10,698,208)
Total distributions to shareholders	—	(10,698,208)

Capital share transactions:
Proceeds from shares sold:
Initial Class	572,513	1,944,038
Service Class	29,829,914	107,662,474
	30,402,427	109,606,512
Dividends and distributions reinvested:
Initial Class	—	383,605
Service Class	—	10,314,603
	—	10,698,208
Cost of shares redeemed:
Initial Class	(1,250,211)	(3,468,735)
Service Class	(10,942,161)	(42,067,411)
	(12,192,372)	(45,536,146)

Net increase (decrease) in net assets resulting from capital share transactions	18,210,055	74,768,574
Net increase (decrease) in net assets	37,390,289	130,941,157

Net assets:
Beginning of period/year	638,138,940	507,197,783
End of period/year	$675,529,229	$638,138,940
Undistributed (distributions in excess of) net investment income (loss)	$15,411,646	$13,808,980

Share activity:
Shares issued:
Initial Class	57,369	206,157
Service Class	3,010,627	11,453,820
	3,067,996	11,659,977
Shares issued-reinvested from dividends and distributions:
Initial Class	—	41,292
Service Class	—	1,118,721
	—	1,160,013
Shares redeemed:
Initial Class	(124,794)	(367,455)
Service Class	(1,106,576)	(4,496,980)
	(1,231,370)	(4,864,435)
Net increase (decrease) in shares outstanding:
Initial Class	(67,425)	(120,006)
Service Class	1,904,051	8,075,561
	1,836,626	7,955,555

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica International Moderate Growth VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$9.99		$9.05	$8.27	$9.13	$8.50	$6.72
Investment operations
Net investment income (loss) (A) (B)	0.04		0.24	0.20	0.25	0.20	0.25
Net realized and unrealized gain (loss)	0.26		0.90	0.84	(0.92)	0.66	1.73
Total investment operations	0.30		1.14	1.04	(0.67)	0.86	1.98
Distributions
Net investment income	—		(0.20)	(0.26)	(0.19)	(0.23)	(0.20)
Total distributions	—		(0.20)	(0.26)	(0.19)	(0.23)	(0.20)
Net asset value
End of period/year	$10.29		$9.99	$9.05	$8.27	$9.13	$8.50
Total return (C)	3.00	%(D)	12.72%	12.81%	(7.37)%	10.50%	29.69%
Net assets end of period/year (000’s)	$19,241		$19,345	$18,619	$19,685	$21,033	$19,430
Ratio and supplemental data
Expenses to average net assets (E)	0.15	%(F)	0.15%	0.15%	0.14%	0.14%	0.14%
Net investment income (loss) to average net assets (B)	0.73	%(F)	2.53%	2.37%	2.94%	2.34%	3.43%
Portfolio turnover rate (G)	10	%(D)	16%	47%	57%	20%	31%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(C)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica International Moderate Growth VP

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Service Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$9.91		$8.98	$8.21	$9.06	$8.44	$6.68
Investment operations
Net investment income (loss) (A) (B)	0.02		0.23	0.19	0.24	0.18	0.25
Net realized and unrealized gain (loss)	0.27		0.88	0.82	(0.92)	0.66	1.70
Total investment operations	0.29		1.11	1.01	(0.68)	0.84	1.95
Distributions
Net investment income	—		(0.18)	(0.24)	(0.17)	(0.22)	(0.19)
Total distributions	—		(0.18)	(0.24)	(0.17)	(0.22)	(0.19)
Net asset value
End of period/year	$10.20		$9.91	$8.98	$8.21	$9.06	$8.44
Total return (C)	2.93	%(D)	12.46%	12.48%	(7.53)%	10.24%	29.33%
Net assets end of period/year (000’s)	$656,288		$618,794	$488,579	$444,948	$488,673	$422,402
Ratio and supplemental data
Expenses to average net assets (E)	0.40	%(F)	0.40%	0.40%	0.39%	0.39%	0.39%
Net investment income (loss) to average net assets (B)	0.49	%(F)	2.44%	2.19%	2.64%	2.13%	3.40%
Portfolio turnover rate (G)	10	%(D)	16%	47%	57%	20%	31%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(C)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica International Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2014, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to,

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management, LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

Effective May 1, 2014
First $10 billion	0.100%
Over $10 billion	0.090%

Prior to May 1, 2014
0.100% of ANA

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.25%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.0175% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of affiliated investments purchased and proceeds from affiliated investments sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of affiliated investments:	$65,877,081
Proceeds from maturities and sales of affiliated investments:	60,700,000

There were no transactions in U.S. Government securities during the period ended June 30, 2014.

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at December 31, 2013	Ending number of positions at June 30, 2014	Average number of positions (A)
Futures contracts	2	2	4

(A)	Calculated based on positions held at each month end during the current period.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Equity contracts	Total
Asset derivatives
Unrealized appreciation on futures contracts (A) (B)	$297,153	$297,153
Total gross amount of assets (C)	$297,153	$297,153
Liability derivatives
Unrealized depreciation on futures contracts (A) (B)	$(142,600)	$(142,600)
Total gross amount of liabilities (C)	$(142,600)	$(142,600)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Includes cumulative appreciation (depreciation) on futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Equity contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$(427,626)	$(1,183,875)	$(7,216,396)	$(8,827,897)
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on futures contracts	—	(1,670,000)	(606,922)	(2,276,922)
Total	$(427,626)	$(2,853,875)	$(7,823,318)	$(11,104,819)

The Portfolio’s derivatives are not subject to a master netting arrangement, or another similar arrangement.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica International Moderate Growth VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica International Moderate Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement are reasonable and that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and TAM’s management oversight process.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Portfolio’s sub-adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1-, 3- and 5- year periods. The Board also noted that the performance of the Initial Class of the Portfolio was above its primary benchmark for the past 1-, 3- and 5- year periods. The Trustees also noted that they had recently approved a sub-advisory agreement with a new sub-adviser, but that the portfolio management team had remained the same. The Board also noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica International Moderate Growth VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Investment Advisory Fee and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Portfolio’s sub-adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM and its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica International Moderate Growth VP

RESULTS OF CONTRACT HOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of contract holders and to provide final results. Accordingly, at the special meeting of contract holders held on April 11, 2014 the Board of Trustees of the Portfolio solicited a vote by the contract holders for the following item:

Proxy II - Proposal VII: The approval of a new sub-advisory agreement with Aegon USA Investment Management, LLC, an affiliate of TAM.

Record Date - February 7, 2014	Shares Voted	% of Voted	% of Total
For	55,110,953.520	87.199	84.779
Against	1,694,069.393	2.680	2.606
Abstain	6,396,581.852	10.121	9.840
Broker Non-Vote	0.000	0.000	0.000
Total	63,201,604.765	100.000	97.225

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Janus Balanced VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica Janus Balanced VP
Initial Class	$1,000.00	$1,047.40	$4.11	$1,020.80	$4.06	0.81%
Service Class	1,000.00	1,046.20	5.38	1,019.50	5.31	1.06

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	48.7%
U.S. Government Obligations	22.1
Corporate Debt Securities	16.8
Securities Lending Collateral	11.8
U.S. Government Agency Obligations	5.5
Repurchase Agreement	2.1
Mortgage-Backed Securities	1.6
Master Limited Partnership	1.6
Preferred Stocks	0.4
Asset-Backed Securities	0.2
Other Assets and Liabilities - Net ^	(10.8)
Total	100.0%

^	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 22.1%
U.S. Treasury Bond
3.38%, 05/15/2044	$ 1,548,000	$ 1,558,401
3.63%, 02/15/2044	204,000	215,284
3.75%, 11/15/2043	1,733,000	1,871,640
U.S. Treasury Note
0.25%, 10/31/2015 - 12/31/2015	9,953,000	9,957,387
0.25%, 02/29/2016 (A)	9,875,000	9,865,352
0.38%, 03/15/2015 - 04/30/2016	8,170,000	8,172,631
0.38%, 01/31/2016 - 05/31/2016 (A)	14,779,000	14,772,988
0.75%, 06/30/2017 - 03/31/2018	2,227,000	2,211,330
0.88%, 01/31/2017 - 02/28/2017	538,000	540,374
0.88%, 01/31/2018 (A)	40,000	39,616
1.25%, 10/31/2018	1,312,000	1,301,853
1.38%, 07/31/2018 - 09/30/2018	9,144,000	9,137,730
1.50%, 08/31/2018	2,100,000	2,110,991
1.75%, 05/15/2023	337,000	319,202
2.50%, 08/15/2023 - 05/15/2024	2,294,000	2,300,791
2.75%, 11/15/2023 (A)	3,603,000	3,692,794
2.75%, 02/15/2024	499,000	510,344

Total U.S. Government Obligations (cost $68,411,999)		68,578,708

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.5%
Fannie Mae
3.50%, 01/01/2044 - 04/01/2044	995,464	1,028,207
4.00%, 09/01/2042 - 02/01/2044	3,273,620	3,457,221
4.50%, 04/01/2041 - 02/01/2043	2,986,229	3,252,000
5.00%, 09/01/2029 - 07/01/2041	584,894	652,387
5.50%, 03/01/2040 - 05/01/2041	1,040,000	1,169,556
6.00%, 10/01/2035 - 10/01/2038	228,393	257,492
7.00%, 02/01/2039	31,951	34,318
Freddie Mac
5.00%, 06/01/2020	29,932	32,298
5.50%, 12/01/2028 - 09/01/2041	2,763,844	3,117,887
6.00%, 04/01/2040	240,281	274,753
FREMF Mortgage Trust Series 2010-KSCT, Class B 2.00%, 01/25/2020 - 144A (B)	154,497	134,783
Ginnie Mae
3.50%, 05/20/2042	24,942	26,139
4.50%, 07/15/2041 - 10/20/2041	239,359	261,681
4.90%, 10/15/2034	111,892	122,980
5.00%, 10/15/2039 - 09/15/2041	1,193,448	1,330,674
5.10%, 01/15/2032	96,895	109,741
5.50%, 09/15/2035 - 07/20/2042	371,454	424,416
6.00%, 11/20/2034 - 02/20/2043	1,201,789	1,366,688

Total U.S. Government Agency Obligations (cost $16,878,178)		17,053,221

MORTGAGE-BACKED SECURITIES - 1.6%
American Tower Trust I Series 2013-1A, Class 1A 1.55%, 03/15/2043 - 144A	141,000	140,426
Boca Hotel Portfolio Trust Series 2013-BOCA, Class D 3.20%, 08/15/2026 - 144A (C)	100,000	100,286
COMM Mortgage Trust
Series 2006-FL12, Class F
0.49%, 12/15/2020 - 144A (C)	39,324	38,972
Series 2006-FL12, Class G
0.53%, 12/15/2020 - 144A (C)	71,546	70,190

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust (continued)
Series 2006-FL12, Class H
0.72%, 12/15/2020 - 144A (C)	$ 71,547	$ 68,760
Series 2007-C9, Class AJ
5.65%, 12/10/2049 (C)	731,000	793,987
Commercial Mortgage Trust Series 2007-GG11, Class AM 5.87%, 12/10/2049 (C)	1,105,000	1,221,148
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class D
0.45%, 10/15/2021 - 144A (C)	100,000	98,308
Series 2006-TF2A, Class KERD
0.70%, 09/15/2021 - 144A (C)	155,211	154,188
GS Mortgage Securities Corp. II
Series 2013-KING, Class E
3.55%, 12/10/2027 - 144A (C)	200,000	188,546
Series 2013-KYO, Class D
2.75%, 11/08/2029 - 144A (C)	800,000	814,534
Series 2013-KYO, Class E
3.75%, 11/08/2029 - 144A (C)	250,000	252,418
Hilton USA Trust 4.41%, 11/05/2030	141,000	146,006
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-FL2, Class C 3.90%, 08/15/2029 - 144A (C)	105,736	106,683
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-JWRZ, Class D 3.14%, 04/15/2030 - 144A (C)	100,000	100,258
LB-UBS Commercial Mortgage Trust Series 2007-C2, Class AM 5.49%, 02/15/2040 (C)	285,000	306,293
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class AM
5.38%, 12/15/2043	267,600	291,099
Series 2007-C31, Class AM
5.59%, 04/15/2047 (C)	25,000	27,384
Wells Fargo Commercial Mortgage Trust
Series 2014-TISH, Class SCH1
2.90%, 01/15/2027 - 144A (C)	73,000	73,046
Series 2014-TISH, Class WTS1
2.40%, 02/15/2027 - 144A (C)	35,000	35,033
Series 2014-TISH, Class WTS2
3.40%, 02/15/2027 - 144A (C)	35,000	34,961

Total Mortgage-Backed Securities (cost $5,039,548)		5,062,526

ASSET-BACKED SECURITIES - 0.2%
AmeriCredit Automobile Receivables Trust
Series 2012-4, Class D
2.68%, 10/09/2018	120,000	123,209
Series 2013-4, Class D
3.31%, 10/08/2019	53,000	54,930
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47%, 03/20/2043 - 144A	283,581	291,271
Santander Drive Auto Receivables Trust
Series 2012-5, Class D
3.30%, 09/17/2018	34,000	35,354
Series 2012-6, Class D
2.52%, 09/17/2018	34,000	34,781

Total Asset-Backed Securities (cost $531,378)		539,545

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 16.8%
Aerospace & Defense - 0.1%
Exelis, Inc. 4.25%, 10/01/2016	$ 151,000	$ 160,159
Airlines - 0.0% (D)
Southwest Airlines Co. 5.13%, 03/01/2017	125,000	136,289
Auto Components - 0.1%
Continental Rubber of America Corp. 4.50%, 09/15/2019 - 144A	210,000	222,474
Schaeffler Finance BV, Series MTN 4.25%, 05/15/2021 - 144A	200,000	200,000
Automobiles - 0.7%
General Motors Co.
3.50%, 10/02/2018 - 144A	182,000	186,095
4.88%, 10/02/2023 - 144A	1,433,000	1,508,233
6.25%, 10/02/2043 - 144A	310,000	355,725
Beverages - 0.1%
SABMiller Holdings, Inc. 2.20%, 08/01/2018 - 144A	203,000	205,142
Capital Markets - 1.4%
Ameriprise Financial, Inc. 7.52%, 06/01/2066 (C)	465,000	514,057
Charles Schwab Corp. 7.00%, 02/01/2022 (C) (E)	285,000	332,738
E*TRADE Financial Corp.
6.00%, 11/15/2017	200,000	208,000
6.38%, 11/15/2019	191,000	206,758
6.75%, 06/01/2016 (A)	154,000	167,090
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	449,000	455,976
5.63%, 01/15/2017	80,000	88,043
5.70%, 05/10/2019 (C) (E)	269,000	277,911
Morgan Stanley
2.50%, 01/24/2019 (A)	200,000	202,240
3.45%, 11/02/2015	145,000	150,032
4.75%, 03/22/2017	209,000	227,546
Morgan Stanley, Series MTN 5.00%, 11/24/2025	469,000	500,220
Raymond James Financial, Inc.
4.25%, 04/15/2016	152,000	160,542
5.63%, 04/01/2024	789,000	889,807
TD Ameritrade Holding Corp. 4.15%, 12/01/2014	125,000	126,946
Chemicals - 0.1%
Ashland, Inc.
3.88%, 04/15/2018	77,000	79,214
4.75%, 08/15/2022	118,000	118,590
6.88%, 05/15/2043	105,000	113,137
Sherwin-Williams Co. 3.13%, 12/15/2014	125,000	126,531
Commercial Banks - 2.2%
Abbey National Treasury Services PLC 4.00%, 03/13/2024	494,000	509,784
Bank of America Corp.
1.50%, 10/09/2015	79,000	79,727
2.60%, 01/15/2019	109,000	110,282
8.00%, 01/30/2018 (C) (E)	181,000	200,323
Bank of America Corp., Series MTN 2.65%, 04/01/2019	761,000	771,350

	Principal	Value
Commercial Banks (continued)
CIT Group, Inc.
3.88%, 02/19/2019	$ 117,000	$ 118,825
4.25%, 08/15/2017	246,000	256,609
5.50%, 02/15/2019 - 144A	253,000	274,189
6.63%, 04/01/2018 - 144A	44,000	49,390
Intesa Sanpaolo SpA, Series MTN 5.02%, 06/26/2024 - 144A	539,000	545,368
JPMorgan Chase & Co. 7.90%, 04/30/2018 (C) (E)	57,000	63,698
Lloyds Bank PLC, Series MTN 6.50%, 09/14/2020 - 144A	112,000	131,462
Royal Bank of Scotland Group PLC
2.55%, 09/18/2015	26,000	26,536
5.13%, 05/28/2024	962,000	976,814
6.00%, 12/19/2023	490,000	529,790
6.10%, 06/10/2023	806,000	882,243
Santander UK PLC 5.00%, 11/07/2023 - 144A	444,000	479,534
SVB Financial Group 5.38%, 09/15/2020 (A)	195,000	220,676
Zions Bancorporation
4.50%, 03/27/2017	356,000	379,926
5.80%, 06/15/2023 (C) (E)	268,000	255,605
Commercial Services & Supplies - 0.5%
Cintas Corp. No. 2 2.85%, 06/01/2016	130,000	134,361
GE Capital Trust I 6.38%, 11/15/2067 (C)	38,000	42,275
Ingersoll-Rand Global Holding Co., Ltd. 4.25%, 06/15/2023	1,307,000	1,374,965
Computers & Peripherals - 0.0% (D)
Seagate HDD Cayman 4.75%, 01/01/2025 - 144A	140,000	138,950
Construction & Engineering - 0.1%
Toll Brothers Finance Corp.
4.00%, 12/31/2018	76,000	78,280
4.38%, 04/15/2023	26,000	25,545
5.88%, 02/15/2022	24,000	26,100
URS Corp. 5.00%, 04/01/2022 (A)	80,000	81,520
Construction Materials - 0.1%
Hanson, Ltd. 6.13%, 08/15/2016	135,000	147,150
Martin Marietta Materials, Inc. 4.25%, 07/02/2024 - 144A (F)	140,000	141,051
Consumer Finance - 0.3%
American Express Co. 6.80%, 09/01/2066 (C)	298,000	327,800
American Express Credit Corp. 2.13%, 03/18/2019	521,000	523,214
American Express Credit Corp., Series MTN 1.75%, 06/12/2015	51,000	51,647
Diversified Financial Services - 1.9%
Carlyle Holdings Finance LLC 3.88%, 02/01/2023 - 144A	648,000	660,268
Citigroup, Inc. 5.00%, 09/15/2014	1,115,000	1,124,872
5.90%, 02/15/2023 (C) (E)	232,000	234,320

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Diversified Financial Services (continued)
Ford Motor Credit Co. LLC 5.88%, 08/02/2021	$ 479,000	$ 562,376
General Electric Capital Corp.
6.25%, 12/15/2022 (A) (C) (E)	400,000	445,000
7.13%, 06/15/2022 (C) (E)	300,000	354,060
General Electric Capital Corp., Series MTN 6.38%, 11/15/2067 (C)	210,000	234,150
General Motors Financial Co., Inc. 3.25%, 05/15/2018	69,000	70,035
Goldman Sachs Capital I 6.35%, 02/15/2034	335,000	382,703
Lazard Group LLC
4.25%, 11/14/2020	493,000	516,514
6.85%, 06/15/2017	58,000	65,802
LeasePlan Corp. NV 2.50%, 05/16/2018 - 144A	530,000	534,386
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
5.63%, 03/15/2020 - 144A	255,000	269,662
5.88%, 03/15/2022 - 144A	227,000	242,323
Voya Financial, Inc. 5.65%, 05/15/2053 (C)	128,000	130,240
Diversified Telecommunication Services - 0.2%
SBA Tower Trust 2.93%, 12/15/2042 - 144A	55,000	56,051
Verizon Communications, Inc.
3.65%, 09/14/2018	217,000	232,077
5.15%, 09/15/2023	175,000	195,841
6.40%, 09/15/2033	198,000	242,538
Electric Utilities - 0.3%
PPL WEM Holdings, Ltd.
3.90%, 05/01/2016 - 144A	148,000	154,979
5.38%, 05/01/2021 - 144A	579,000	651,280
Electronic Equipment & Instruments - 0.1%
Amphenol Corp. 4.75%, 11/15/2014	295,000	299,537
Energy Equipment & Services - 0.9%
DCP Midstream Operating, LP 4.95%, 04/01/2022	976,000	1,071,502
El Paso Pipeline Partners Operating Co. LLC
4.30%, 05/01/2024	276,000	277,971
5.00%, 10/01/2021	145,000	158,521
Nabors Industries, Inc.
4.63%, 09/15/2021	525,000	568,673
5.00%, 09/15/2020	315,000	353,439
Plains All American Pipeline, LP / PAA Finance Corp. 3.95%, 09/15/2015	310,000	321,989
Food & Staples Retailing - 0.0% (D)
Safeway, Inc. 4.75%, 12/01/2021	122,000	125,323
Food Products - 0.4%
Smithfield Foods, Inc. 5.25%, 08/01/2018 - 144A	50,000	52,250
Tyson Foods, Inc. 6.60%, 04/01/2016	125,000	136,921
WM Wrigley Jr Co.
2.40%, 10/21/2018 - 144A	380,000	385,969
3.38%, 10/21/2020 - 144A	620,000	641,916

	Principal	Value
Gas Utilities - 0.1%
NGL Energy Partners, LP / NGL Energy Finance Corp. 5.13%, 07/15/2019 - 144A (F)	$ 184,000	$ 184,460
Health Care Equipment & Supplies - 0.2%
Life Technologies Corp.
5.00%, 01/15/2021	48,000	53,775
6.00%, 03/01/2020	453,000	529,460
Health Care Providers & Services - 0.2%
Fresenius Medical Care US Finance II, Inc. 5.88%, 01/31/2022 - 144A	280,000	309,400
HCA, Inc. 3.75%, 03/15/2019	151,000	152,321
Tenet Healthcare Corp. 8.13%, 04/01/2022	200,000	231,500
Hotels, Restaurants & Leisure - 0.2%
Brinker International, Inc. 3.88%, 05/15/2023	410,000	397,367
MGM Resorts International 7.50%, 06/01/2016	100,000	110,375
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.25%, 05/30/2023 - 144A	84,000	81,270
Household Durables - 0.2%
DR Horton, Inc.
3.75%, 03/01/2019	205,000	206,025
4.75%, 05/15/2017	35,000	37,100
MDC Holdings, Inc. 5.50%, 01/15/2024	221,000	229,716
Industrial Conglomerates - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp. 2.50%, 06/15/2019 - 144A	217,000	217,400
Insurance - 0.5%
American International Group, Inc.
6.25%, 03/15/2037	100,000	111,875
8.18%, 05/15/2058 (C)	712,000	980,780
American International Group, Inc., Series MTN 5.60%, 10/18/2016	31,000	34,081
Primerica, Inc. 4.75%, 07/15/2022 (A)	525,000	571,909
IT Services - 0.1%
Fidelity National Information Services, Inc. 3.88%, 06/05/2024	201,000	201,953
Fiserv, Inc. 3.13%, 10/01/2015	85,000	87,442
Machinery - 0.0% (D)
CNH Industrial Capital LLC 3.63%, 04/15/2018	89,000	90,891
Media - 0.1%
Nielsen Finance LLC / Nielsen Finance Co. 5.00%, 04/15/2022 - 144A	144,000	145,080
UBM PLC 5.75%, 11/03/2020 - 144A	180,000	193,714
Viacom, Inc. 3.88%, 04/01/2024	114,000	115,846
Metals & Mining - 0.2%
FMG Resources August 2006 Pty, Ltd. 8.25%, 11/01/2019 - 144A (A)	179,000	194,886
Reliance Steel & Aluminum Co. 4.50%, 04/15/2023	300,000	306,049

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Multi-Utilities - 0.1%
CMS Energy Corp. 4.25%, 09/30/2015	$ 150,000	$ 156,252
Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc.
5.75%, 07/15/2014	210,000	210,412
5.90%, 12/01/2016	123,000	137,073
Oil, Gas & Consumable Fuels - 2.7%
Chesapeake Energy Corp.
4.88%, 04/15/2022	1,179,000	1,220,265
5.38%, 06/15/2021	1,033,000	1,100,145
5.75%, 03/15/2023	370,000	411,144
Cimarex Energy Co.
4.38%, 06/01/2024	128,000	130,400
5.88%, 05/01/2022	166,000	183,430
CNOOC Nexen Finance 4.25%, 04/30/2024	200,000	205,067
Continental Resources, Inc.
3.80%, 06/01/2024 - 144A	253,000	255,734
4.90%, 06/01/2044 - 144A	128,000	132,262
5.00%, 09/15/2022	515,000	560,062
Devon Energy Corp. 2.25%, 12/15/2018	202,000	204,360
Energy Transfer Partners, LP 4.15%, 10/01/2020	122,000	128,981
EnLink Midstream Partners, LP
4.40%, 04/01/2024 (A)	854,000	896,165
5.60%, 04/01/2044	333,000	371,795
Kinder Morgan Energy Partners, LP 4.15%, 02/01/2024	530,000	537,546
Motiva Enterprises LLC 5.75%, 01/15/2020 - 144A	170,000	193,220
Petrohawk Energy Corp. 6.25%, 06/01/2019	254,000	274,320
Plains Exploration & Production Co.
6.63%, 05/01/2021	20,000	22,375
6.75%, 02/01/2022	93,000	105,671
6.88%, 02/15/2023	744,000	870,480
Spectra Energy Partners, LP
2.95%, 09/25/2018	42,000	43,598
4.75%, 03/15/2024	216,000	234,017
Western Gas Partners, LP 5.38%, 06/01/2021	396,000	448,433
Pharmaceuticals - 0.6%
Actavis, Inc. 1.88%, 10/01/2017	151,000	152,347
Forest Laboratories, Inc.
4.38%, 02/01/2019 - 144A	631,000	680,729
4.88%, 02/15/2021 - 144A	773,000	844,132
Perrigo Co. PLC 2.30%, 11/08/2018 - 144A	240,000	239,901
Professional Services - 0.3%
Verisk Analytics, Inc.
4.13%, 09/12/2022	103,000	105,143
4.88%, 01/15/2019	390,000	420,627
5.80%, 05/01/2021	475,000	535,544
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc. 4.60%, 04/01/2022	633,000	669,304
Reckson Operating Partnership, LP 6.00%, 03/31/2016	60,000	64,573

	Principal	Value
Real Estate Investment Trusts (continued)
Retail Opportunity Investments Partnership, LP 5.00%, 12/15/2023	$ 50,000	$ 53,516
Senior Housing Properties Trust 6.75%, 04/15/2020 - 12/15/2021	156,000	180,890
SL Green Realty Corp. / SL Green Operating Partnership
5.00%, 08/15/2018 (A)	145,000	157,824
7.75%, 03/15/2020	300,000	363,221
Real Estate Management & Development - 0.1%
CBRE Services, Inc. 6.63%, 10/15/2020	70,000	74,287
Jones Lang LaSalle, Inc. 4.40%, 11/15/2022	216,000	218,263
Road & Rail - 0.0% (D)
JB Hunt Transport Services, Inc. 3.38%, 09/15/2015	130,000	133,880
Semiconductors & Semiconductor Equipment - 0.6%
National Semiconductor Corp.
3.95%, 04/15/2015	224,000	230,513
6.60%, 06/15/2017	410,000	474,605
Samsung Electronics America, Inc. 1.75%, 04/10/2017 - 144A	371,000	372,735
TSMC Global, Ltd. 1.63%, 04/03/2018 - 144A	607,000	598,161
Xilinx, Inc.
2.13%, 03/15/2019	113,000	113,200
3.00%, 03/15/2021	146,000	147,359
Software - 0.0% (D)
Autodesk, Inc. 3.60%, 12/15/2022	136,000	134,863
Transportation Infrastructure - 0.3%
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.50%, 03/15/2016 - 144A	14,000	14,391
3.38%, 03/15/2018 - 144A	613,000	642,710
4.25%, 01/17/2023 - 144A	106,000	109,715
4.88%, 07/11/2022 - 144A	26,000	28,451
Wireless Telecommunication Services - 0.1%
Sprint Corp. 7.25%, 09/15/2021 - 144A	184,000	202,860

Total Corporate Debt Securities (cost $50,613,098)		52,399,598

	Shares	Value
PREFERRED STOCKS - 0.4%
Capital Markets - 0.2%
Morgan Stanley, 6.88% (C)	9,150	$ 248,605
Morgan Stanley - Series E, 7.13% (C)	10,525	293,332
State Street Corp. - Series D, 5.90% (C)	6,300	165,060
Commercial Banks - 0.2%
Wells Fargo & Co., 6.63% (C)	18,975	529,782
Consumer Finance - 0.0% (D)
Discover Financial Services - Series B, 6.50% (A)	5,350	134,285

Total Preferred Stocks (cost $1,258,106)		1,371,064

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 48.7%
Aerospace & Defense - 3.4%
Boeing Co.	44,729	$ 5,690,871
Honeywell International, Inc.	27,645	2,569,603
Precision Castparts Corp.	8,661	2,186,036
Airlines - 0.3%
United Continental Holdings, Inc. (G)	21,451	880,993
Automobiles - 0.4%
General Motors Co.	37,678	1,367,711
Beverages - 0.5%
Diageo PLC	44,816	1,431,186
Capital Markets - 1.8%
Blackstone Group, LP - Class A	153,786	5,142,604
Greenhill & Co., Inc. (A)	8,628	424,929
Chemicals - 3.8%
E.I. du Pont de Nemours & Co.	82,133	5,374,783
LyondellBasell Industries NV - Class A	64,747	6,322,545
Commercial Banks - 1.6%
U.S. Bancorp - Class A	115,934	5,022,261
Computers & Peripherals - 1.8%
Apple, Inc.	58,523	5,438,542
Consumer Finance - 0.6%
American Express Co.	19,657	1,864,860
Diversified Financial Services - 1.0%
CME Group, Inc. - Class A (A)	10,808	766,828
JPMorgan Chase & Co.	43,225	2,490,624
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc. (A)	43,131	1,561,342
Verizon Communications, Inc.	11,155	545,814
Electronic Equipment & Instruments - 1.8%
Amphenol Corp. - Class A (A)	8,794	847,214
TE Connectivity, Ltd.	76,205	4,712,517
Food Products - 0.9%
Hershey Co.	12,201	1,188,012
Unilever PLC	37,489	1,700,846
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	53,448	2,186,023
Health Care Providers & Services - 3.2%
Aetna, Inc.	63,020	5,109,662
AmerisourceBergen Corp. - Class A	27,331	1,985,870
Express Scripts Holding Co. (G)	40,425	2,802,665
Hotels, Restaurants & Leisure - 1.5%
Las Vegas Sands Corp.	51,212	3,903,379
Six Flags Entertainment Corp.	21,368	909,208
Industrial Conglomerates - 0.6%
3M Co.	13,070	1,872,147
Insurance - 0.6%
Prudential PLC	85,313	1,957,922
Internet & Catalog Retail - 0.8%
Priceline Group, Inc. (G)	2,177	2,618,931
Internet Software & Services - 1.0%
Google, Inc. - Class C (G)	5,373	3,090,979
IT Services - 1.7%
Automatic Data Processing, Inc.	10,846	859,871
Mastercard, Inc. - Class A	58,246	4,279,334
Leisure Equipment & Products - 1.2%
Mattel, Inc. (A)	94,936	3,699,656
Machinery - 0.3%
Dover Corp.	11,321	1,029,645
Media - 3.0%
CBS Corp. - Class B (A)	83,994	5,219,387

	Shares	Value
Media (continued)
Time Warner Cable, Inc.	12,418	$ 1,829,171
Viacom, Inc. - Class B	25,939	2,249,690
Oil, Gas & Consumable Fuels - 1.4%
Chevron Corp.	33,646	4,392,485
Pharmaceuticals - 5.9%
AbbVie, Inc. - Class G	88,721	5,007,413
Allergan, Inc.	19,092	3,230,748
Eli Lilly & Co.	22,951	1,426,864
ENDO International PLC (A) (G)	10,274	719,385
Johnson & Johnson	32,067	3,354,850
Mylan, Inc. (G)	46,889	2,417,597
Shire PLC - Class B ADR	4,241	998,713
Zoetis, Inc. - Class A	32,588	1,051,615
Professional Services - 0.2%
Towers Watson & Co. - Class A (A)	5,156	537,410
Real Estate Investment Trusts - 0.4%
Ventas, Inc.	20,935	1,341,934
Road & Rail - 2.1%
Canadian Pacific Railway, Ltd. (A)	11,070	2,005,220
Union Pacific Corp.	45,337	4,522,366
Software - 1.1%
Microsoft Corp.	82,320	3,432,744
Specialty Retail - 0.8%
AutoZone, Inc. (G)	1,944	1,042,451
Home Depot, Inc.	17,862	1,446,107
Textiles, Apparel & Luxury Goods - 1.5%
NIKE, Inc. - Class B	61,626	4,779,096
Tobacco - 2.1%
Altria Group, Inc.	55,601	2,331,906
Philip Morris International, Inc.	51,486	4,340,785

Total Common Stocks (cost $123,590,806)		151,513,350

MASTER LIMITED PARTNERSHIP - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Enterprise Products Partners, LP	62,417	4,886,627

Total Master Limited Partnership (cost $3,633,876)		4,886,627

SECURITIES LENDING COLLATERAL - 11.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (H)	36,795,850	36,795,850

Total Securities Lending Collateral (cost $36,795,850)		36,795,850

	Principal	Value
REPURCHASE AGREEMENT - 2.1%
State Street Bank & Trust Co. 0.01% (H), dated 06/30/2014, to be repurchased at $6,549,425 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/25/2039, and with a value of $6,683,945.	$ 6,549,423	6,549,423

Total Repurchase Agreement (cost $6,549,423)		6,549,423

Total Investment Securities (cost $313,302,262) (I)		344,749,912
Other Assets and Liabilities - Net - (10.8)%		(33,613,030)

Net Assets - 100.0%		$ 311,136,882

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
GBP	JPM	(805,000)	07/10/2014	$(1,348,292)	$(29,267)
GBP	CSFB	(444,000)	07/17/2014	(745,054)	(14,696)
GBP	CSFB	200,000	07/17/2014	339,316	2,914
GBP	HSBC	(908,000)	07/24/2014	(1,538,170)	(15,461)
GBP	HSBC	300,000	07/24/2014	513,035	279
GBP	RBC	(390,000)	07/31/2014	(663,975)	(3,299)

					$(59,530)

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$68,578,708	$—	$68,578,708
U.S. Government Agency Obligations	—	17,053,221	—	17,053,221
Mortgage-Backed Securities	—	5,062,526	—	5,062,526
Asset-Backed Securities	—	539,545	—	539,545
Corporate Debt Securities	—	52,399,598	—	52,399,598
Preferred Stocks	1,371,064	—	—	1,371,064
Common Stocks	146,423,396	5,089,954	—	151,513,350
Master Limited Partnership	4,886,627	—	—	4,886,627
Securities Lending Collateral	36,795,850	—	—	36,795,850
Repurchase Agreement	—	6,549,423	—	6,549,423
Total Investment Securities	$189,476,937	$155,272,975	$—	$344,749,912

Derivative Financial Instruments
Forward Foreign Currency Contracts (K)	$—	$3,193	$—	$3,193
Total Derivative Financial Instruments	$—	$3,193	$—	$3,193

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
LIABILITIES
Derivative Financial Instruments
Forward Foreign Currency Contracts (K)	$—	$(62,723)	$—	$(62,723)
Total Derivative Financial Instruments	$—	$(62,723)	$—	$(62,723)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $36,037,156. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Illiquid. Total aggregate fair value of illiquid securities is $134,783, or 0.04% of the portfolio’s net assets.
(C)	Floating or variable rate note. Rate is listed as of June 30, 2014.
(D)	Percentage rounds to less than 0.1%.
(E)	The security has a perpetual maturity. The date shown is the next call date.
(F)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(G)	Non-income producing security.
(H)	Rate shown reflects the yield at June 30, 2014.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(I)	Aggregate cost for federal income tax purposes is $313,302,262. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $31,863,653 and $416,003, respectively. Net unrealized appreciation for tax purposes is $31,447,650.
(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(K)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities aggregated $16,430,571, or 5.28% of the portfolio’s net assets.
ADR	American Depositary Receipt
CSFB	Credit Suisse First Boston
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
MTN	Medium Term Note
RBC	Royal Bank of Canada

CURRENCY ABBREVIATION:

GBP	Pound Sterling

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Janus Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment securities, at value (cost: $306,752,839) (including securities loaned of $36,037,156)	$338,200,489
Repurchase agreement, at value (cost: $6,549,423)	6,549,423
Unrealized appreciation on forward foreign currency contracts	3,193
Receivables:
Shares sold	799,138
Investment securities sold	2,904,508
Interest	782,141
Dividends	177,902
Dividend reclaims	2,808
Securities lending income (net)	5,758
Prepaid expenses	2,610

Total assets	349,427,970

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	12,386
Investment securities purchased	820,989
When-issued securities purchased	325,511
Management and advisory fees	185,682
Distribution and service fees	61,871
Administration fees	6,404
Transfer agent fees	392
Trustees fees	248
Audit and tax fees	6,654
Custody fees	1,531
Legal fees	1,784
Printing and shareholder reports fees	8,416
Other	647
Collateral for securities on loan	36,795,850
Unrealized depreciation on forward foreign currency contracts	62,723

Total liabilities	38,291,088

Net assets	$311,136,882

Net assets consist of:
Capital stock ($0.01 par value)	$236,931
Additional paid-in capital	270,509,838
Undistributed (distributions in excess of) net investment income (loss)	3,981,068
Undistributed (accumulated) net realized gain (loss)	5,020,910
Net unrealized appreciation (depreciation) on:
Investment securities	31,447,650
Translation of assets and liabilities denominated in foreign currencies	(59,515)

Net assets	$311,136,882

Net assets by class:
Initial Class	$10,232,822
Service Class	300,904,060

Shares outstanding:
Initial Class	771,443
Service Class	22,921,706

Net asset value and offering price per share:
Initial Class	$13.26
Service Class	13.13

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income (net of withholding taxes on foreign dividends of $1,019)	$1,617,192
Interest income	1,519,198
Securities lending income (net)	25,238

Total investment income	3,161,628

Expenses:
Management and advisory	958,808
Distribution and service:
Service Class	317,069
Administration	32,935
Transfer agent	1,782
Trustees	4,488
Audit and tax	7,820
Custody	37,594
Legal	3,800
Printing and shareholder reports	13,753
Other	8,270

Total expenses	1,386,319

Net investment income (loss)	1,775,309

Net realized gain (loss) on transactions from:
Investment securities	6,026,974
Foreign currency transactions	(127,604)

Net realized gain (loss)	5,899,370

Net change in unrealized appreciation (depreciation) on:
Investment securities	5,154,140
Translation of assets and liabilities denominated in foreign currencies	(4,883)

Net change in unrealized appreciation (depreciation)	5,149,257

Net realized and change in unrealized gain (loss)	11,048,627

Net increase (decrease) in net assets resulting from operations	$12,823,936

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Janus Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$1,775,309	$1,835,271
Net realized gain (loss)	5,899,370	3,680,506
Net change in unrealized appreciation (depreciation)	5,149,257	20,890,674
Net increase (decrease) in net assets resulting from operations	12,823,936	26,406,451

Distributions to shareholders:
Net investment income:
Initial Class	—	(78,136)
Service Class	—	(1,124,248)
Total distributions from net investment income	—	(1,202,384)
Total distributions to shareholders	—	(1,202,384)

Capital share transactions:
Proceeds from shares sold:
Initial Class	492,399	1,279,579
Service Class	69,936,830	125,133,704
	70,429,229	126,413,283
Dividends and distributions reinvested:
Initial Class	—	78,136
Service Class	—	1,124,248
	—	1,202,384
Cost of shares redeemed:
Initial Class	(503,463)	(2,425,235)
Service Class	(2,488,905)	(11,547,791)
	(2,992,368)	(13,973,026)
Net increase (decrease) in net assets resulting from capital share transactions	67,436,861	113,642,641
Net increase (decrease) in net assets	80,260,797	138,846,708

Net assets:
Beginning of period/year	230,876,085	92,029,377
End of period/year	$311,136,882	$230,876,085
Undistributed (distributions in excess of) net investment income (loss)	$3,981,068	$2,205,759

Share activity:
Shares issued:
Initial Class	38,563	110,913
Service Class	5,499,250	10,720,665
	5,537,813	10,831,578
Shares issued-reinvested from dividends and distributions:
Initial Class	—	6,678
Service Class	—	96,918
	—	103,596
Shares redeemed:
Initial Class	(39,134)	(206,776)
Service Class	(196,760)	(998,705)
	(235,894)	(1,205,481)
Net increase (decrease) in shares outstanding:
Initial Class	(571)	(89,185)
Service Class	5,302,490	9,818,878
	5,301,919	9,729,693

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Janus Balanced VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011		December 31, 2010		December 31, 2009 (A)
Net asset value
Beginning of period/year	$12.66		$10.70	$9.49	$10.64		$10.34		$10.00
Investment operations
Net investment income (loss) (B)	0.10		0.17	0.18	(0.11	)(C)	0.02	(C)	0.07	(C)
Net realized and unrealized gain (loss)	0.50		1.88	1.03	(1.02)		0.33		0.27
Total investment operations	0.60		2.05	1.21	(1.13)		0.35		0.34
Distributions
Net investment income	—		(0.09)	—	(0.02)		(0.02)		—
Net realized gains	—		—	—	—		(0.03)		—
Total distributions	—		(0.09)	—	(0.02)		(0.05)		—
Net asset value
End of period/year	$13.26		$12.66	$10.70	$9.49		$10.64		$10.34
Total return (D)	4.74	%(E)	19.27%	12.75%	(10.60)%		3.39%		3.40	%(E)
Net assets end of period/year (000’s)	$10,233		$9,777	$9,212	$8,886		$9,785		$7,065
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.81	%(F)	0.84%	0.88%	1.37	%(G)(H)	1.00	%(G)	1.00	%(F)(G)
Before (waiver/reimbursement) recapture	0.81	%(F)	0.84%	0.86%	1.33	%(G)(H)	1.05	%(G)	2.19	%(F)(G)
Net investment income (loss) to average net assets	1.58	%(F)	1.43%	1.72%	(1.04	)%(C)	0.22	%(C)	1.30	%(C)(F)
Portfolio turnover rate	34	%(E)	69%	71%	249	%(I)	718	%(I)	248	%(E)(I)

(A)	Commenced operations on July 1, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(D)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies in which the portfolio invests.
(H)	Inclusive of extraordinary expenses; including printing and shareholder report fees of $213,962 in other fees. The impact of this extraordinary expense is 0.37%.
(I)	Does not include portfolio activity of the investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Janus Balanced VP

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Service Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011		December 31, 2010		December 31, 2009 (A)
Net asset value
Beginning of period/year	$12.55		$10.62	$9.44	$10.60		$10.33		$10.00
Investment operations
Net investment income (loss) (B)	0.08		0.14	0.15	(0.14	)(C)	0.05	(C)	0.23	(C)
Net realized and unrealized gain (loss)	0.50		1.87	1.03	(1.01)		0.26		0.10
Total investment operations	0.58		2.01	1.18	(1.15)		0.31		0.33
Distributions
Net investment income	—		(0.08)	—	(0.01)		(0.01)		—
Net realized gains	—		—	—	—		(0.03)		—
Total distributions	—		(0.08)	—	(0.01)		(0.04)		—
Net asset value
End of period/year	$13.13		$12.55	$10.62	$9.44		$10.60		$10.33
Total return (D)	4.62	%(E)	19.02%	12.50%	(10.81)%		3.10%		3.30	%(E)
Net assets end of period/year (000’s)	$300,904		$221,099	$82,817	$46,138		$33,169		$3,262
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.06	%(F)	1.09%	1.13%	1.62	%(G)(H)	1.25	%(G)	1.25	%(F)(G)
Before (waiver/reimbursement) recapture	1.06	%(F)	1.09%	1.11%	1.58	%(G)(H)	1.30	%(G)	2.44	%(F)(G)
Net investment income (loss) to average net assets	1.34	%(F)	1.20%	1.50%	(1.28	)%(C)	0.48	%(C)	4.57	%(C)(F)
Portfolio turnover rate	34	%(E)	69%	71%	249	%(I)	718	%(I)	248	%(E)(I)

(A)	Commenced operations on July 1, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(D)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies in which the portfolio invests.
(H)	Inclusive of extraordinary expenses; including printing and shareholder report fees of $213,962 in other fees. The impact of this extraordinary expense is 0.37%.
(I)	Does not include portfolio activity of the investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Janus Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Open forward foreign currency contracts at June 30, 2014, if any, are listed in the Schedule of Investments.

When-Issued, forward delivery securities and delayed delivery settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. Government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses on the security.

Open trades, if any, are included in the When-issued securities purchased in the Statement of Assets and Liabilities.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2014, if any, are listed in the Schedule of Investments.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2014 of $1,345 are included in Net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trusts (“REITs”): Dividend income related to a REIT is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage passthroughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage passthroughs include TBA securities and mortgage passthrough certificates. Generally, TBA securities and mortgage passthroughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $250 million	0.730%
Over $250 million up to $500 million	0.700%
Over $500 million up to $1 billion	0.675%
Over $1 billion	0.650%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.90%	May 1, 2015

Prior to May 1, 2014, the expense limit was 1.00%.

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$72,450,667
U.S. Government	78,917,210

Proceeds from maturities and sales of securities:
Long-term	39,751,539
U.S. Government	49,403,767

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at December 31, 2013	Ending number of positions at June 30, 2014	Average number of positions (A)
Forward foreign currency contracts	5	6	6

(A)	Calculated based on positions held at each month end during the current period.

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts	Total
Asset derivatives
Unrealized appreciation on forward foreign currency contracts	$3,193	$3,193
Total gross amount of assets (A)	$3,193	$3,193

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

Location	Foreign exchange contracts	Total
Liability derivatives
Unrealized depreciation on forward foreign currency contracts	$(62,723)	$(62,723)
Total gross amount of liabilities(A)	$(62,723)	$(62,723)

(A)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on forward foreign currency contracts (A)	$(128,238)	$(128,238)
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (B)	(4,897)	(4,897)
Total	$(133,135)	$(133,135)

(A)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(B)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

The Portfolio’s derivatives are not subject to a master netting arrangement, or another similar arrangement.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 7. (continued)

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Janus Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Janus Balanced VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Janus Capital Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3-year period. The Board also noted that the performance of the Initial Class of the Portfolio was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3-year period. The Board also noted that the Portfolio’s performance included the management of previous sub-advisers to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Janus Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Janus Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Jennison Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica Jennison Growth VP
Initial Class	$1,000.00	$1,043.90	$4.00	$1,020.90	$3.96	0.79%
Service Class	1,000.00	1,042.90	5.27	1,019.60	5.21	1.04

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	98.8%
Securities Lending Collateral	6.6
Repurchase Agreement	1.0
Other Assets and Liabilities - Net	(6.4)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Aerospace & Defense - 4.9%
Boeing Co.	153,125	$ 19,482,093
Precision Castparts Corp.	74,167	18,719,751
United Technologies Corp.	116,615	13,463,202
Automobiles - 1.2%
Tesla Motors, Inc. (A) (B)	53,982	12,958,919
Biotechnology - 9.4%
Alexion Pharmaceuticals, Inc. (A)	106,421	16,628,281
Biogen IDEC, Inc. (A)	88,286	27,837,459
Celgene Corp. (A)	206,472	17,731,815
Gilead Sciences, Inc. (A)	198,100	16,424,471
Incyte Corp., Ltd. (A)	78,009	4,402,828
Intercept Pharmaceuticals, Inc. (A) (B)	14,123	3,341,926
Vertex Pharmaceuticals, Inc. (A)	141,321	13,380,272
Capital Markets - 1.0%
Morgan Stanley	316,824	10,242,920
Chemicals - 2.1%
Monsanto Co.	177,102	22,091,704
Communications Equipment - 1.0%
QUALCOMM, Inc.	132,147	10,466,042
Computers & Peripherals - 4.1%
Apple, Inc.	471,898	43,853,481
Energy Equipment & Services - 2.6%
Schlumberger, Ltd.	230,876	27,231,824
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	150,155	17,291,850
Whole Foods Market, Inc.	47,832	1,847,750
Food Products - 1.8%
Mead Johnson Nutrition Co. - Class A	90,909	8,469,992
Mondelez International, Inc. - Class A	271,132	10,197,274
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	414,737	16,962,743
Hotels, Restaurants & Leisure - 5.7%
Chipotle Mexican Grill, Inc. - Class A (A)	21,902	12,977,154
Dunkin’ Brands Group, Inc. (B)	189,480	8,680,079
Las Vegas Sands Corp.	134,419	10,245,416
Marriott International, Inc. - Class A (B)	197,623	12,667,634
Starbucks Corp.	206,687	15,993,440
Internet & Catalog Retail - 7.6%
Amazon.com, Inc. (A)	93,762	30,452,022
NetFlix, Inc. (A)	35,773	15,761,584
Priceline Group, Inc. (A)	21,191	25,492,773
TripAdvisor, Inc. (A)	80,904	8,791,029
Internet Software & Services - 9.3%
Facebook, Inc. - Class A (A)	450,049	30,283,797
Google, Inc. - Class A (A)	35,598	20,813,083
Google, Inc. - Class C (A)	36,446	20,966,655
LinkedIn Corp. - Class A (A)	95,187	16,321,715
Pandora Media, Inc. (A) (B)	116,051	3,423,504
Twitter, Inc. (A)	165,826	6,793,891
IT Services - 6.4%
FleetCor Technologies, Inc. (A)	65,717	8,661,501
Mastercard, Inc. - Class A	487,380	35,807,809
Visa, Inc. - Class A	114,123	24,046,857
Life Sciences Tools & Services - 1.8%
Illumina, Inc. (A) (B)	108,881	19,439,614
Media - 3.9%
Discovery Communications, Inc. - Series A (A)	109,361	8,123,335
Twenty-First Century Fox, Inc. - Class A	345,859	12,156,944
Walt Disney Co. - Class A	252,152	21,619,513

	Shares	Value
Oil, Gas & Consumable Fuels - 3.0%
Concho Resources, Inc. (A)	110,871	$ 16,020,859
EOG Resources, Inc.	137,666	16,087,649
Pharmaceuticals - 6.4%
Allergan, Inc.	62,779	10,623,462
Bristol-Myers Squibb Co.	313,592	15,212,348
Merck & Co., Inc.	251,389	14,542,854
Novo Nordisk A/S - ADR	443,742	20,496,443
Perrigo Co. PLC	52,928	7,714,785
Real Estate Investment Trusts - 1.2%
American Tower Corp. - Class A	148,096	13,325,678
Road & Rail - 2.9%
Canadian Pacific Railway, Ltd.	86,637	15,693,426
Union Pacific Corp.	155,998	15,560,801
Semiconductors & Semiconductor Equipment - 0.6%
ARM Holdings PLC - ADR	133,080	6,020,539
Software - 8.1%
Adobe Systems, Inc. (A)	191,658	13,868,373
FireEye, Inc. (A) (B)	102,916	4,173,244
Red Hat, Inc. (A)	266,588	14,734,319
Salesforce.com, Inc. (A)	328,822	19,097,982
Splunk, Inc. (A)	173,517	9,600,695
VMware, Inc. - Class A (A) (B)	140,569	13,608,485
Workday, Inc. - Class A (A) (B)	118,474	10,646,073
Specialty Retail - 5.0%
Inditex SA	117,651	18,107,589
O’Reilly Automotive, Inc. (A)	54,597	8,222,308
Tiffany & Co.	105,198	10,546,100
TJX Cos., Inc.	314,144	16,696,754
Textiles, Apparel & Luxury Goods - 5.4%
Michael Kors Holdings, Ltd. (A)	141,155	12,513,391
NIKE, Inc. - Class B	274,709	21,303,683
Swatch Group AG	16,453	9,935,252
Under Armour, Inc. - Class A (A) (B)	227,406	13,528,383

Total Common Stocks (cost $730,739,947)		1,050,427,421

SECURITIES LENDING COLLATERAL - 6.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	70,073,376	70,073,376

Total Securities Lending Collateral (cost $70,073,376)		70,073,376

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.01% (C), dated 06/30/2014, to be repurchased at $10,378,370 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/01/2033, and with a value of $10,587,775.	$ 10,378,367	10,378,367

Total Repurchase Agreement (cost $10,378,367)		10,378,367

Total Investment Securities (cost $811,191,690) (D)		1,130,879,164
Other Assets and Liabilities - Net - (6.4)%		(68,467,598)

Net Assets - 100.0%		$ 1,062,411,566

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Common Stocks	$1,022,384,580	$28,042,841	$—	$1,050,427,421
Securities Lending Collateral	70,073,376	—	—	70,073,376
Repurchase Agreement	—	10,378,367	—	10,378,367
Total Investment Securities	$1,092,457,956	$38,421,208	$—	$1,130,879,164

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $68,620,143. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at June 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $811,191,690. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $328,268,390 and $8,580,916, respectively. Net unrealized appreciation for tax purposes is $319,687,474.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Jennison Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment securities, at value (cost: $800,813,323) (including securities loaned of $68,620,143)	$1,120,500,797
Repurchase agreement, at value (cost: $10,378,367)	10,378,367
Receivables:
Shares sold	70,562
Investment securities sold	3,363,631
Interest	3
Dividends	508,550
Dividend reclaims	28,044
Securities lending income (net)	14,473
Prepaid expenses	13,871

Total assets	1,134,878,298

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	148,143
Investment securities purchased	1,492,270
Management and advisory fees	643,330
Distribution and service fees	16,503
Administration fees	22,161
Transfer agent fees	2,592
Trustees fees	898
Audit and tax fees	8,242
Custody fees	2,634
Legal fees	12,666
Printing and shareholder reports fees	38,572
Other	5,345
Collateral for securities on loan	70,073,376

Total liabilities	72,466,732

Net assets	$1,062,411,566

Net assets consist of:
Capital stock ($0.01 par value)	$951,978
Additional paid-in capital	570,182,216
Undistributed (distributions in excess of) net investment income (loss)	29,995
Undistributed (accumulated) net realized gain (loss)	171,559,636
Net unrealized appreciation (depreciation) on:
Investment securities	319,687,474
Translation of assets and liabilities denominated in foreign currencies	267

Net assets	$1,062,411,566

Net assets by class:
Initial Class	$982,838,078
Service Class	79,573,488

Shares outstanding:
Initial Class	87,918,587
Service Class	7,279,221

Net asset value and offering price per share:
Initial Class	$11.18
Service Class	10.93

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income (net of withholding taxes on foreign dividends of $114,964)	$3,990,319
Interest income	391
Securities lending income (net)	181,484

Total investment income	4,172,194

Expenses:
Management and advisory	3,760,433
Distribution and service:
Service Class	94,108
Administration	128,320
Transfer agent	7,993
Trustees	18,305
Audit and tax	14,392
Custody	65,216
Legal	19,111
Printing and shareholder reports	28,247
Other	38,997

Total expenses	4,175,122

Portfolio expenses (waived/reimbursed) recaptured	(30,797)

Net expenses	4,144,325

Net investment income (loss)	27,869

Net realized gain (loss) on transactions from:
Investment securities	58,951,535
Foreign currency transactions	(5,250)

Net realized gain (loss)	58,946,285

Net change in unrealized appreciation (depreciation) on:
Investment securities	(14,595,131)
Translation of assets and liabilities denominated in foreign currencies	(1,483)

Net change in unrealized appreciation (depreciation)	(14,596,614)

Net realized and change in unrealized gain (loss)	44,349,671

Net increase (decrease) in net assets resulting from operations	$44,377,540

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Jennison Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$27,869	$24,009
Net realized gain (loss)	58,946,285	114,126,218
Net change in unrealized appreciation (depreciation)	(14,596,614)	186,827,136
Net increase (decrease) in net assets resulting from operations	44,377,540	300,977,363

Distributions to shareholders:
Net investment income:
Initial Class	—	(2,202,906)
Service Class	—	(39,966)
Total distributions from net investment income	—	(2,242,872)
Net realized gains:
Initial Class	—	(63,587,918)
Service Class	—	(4,710,274)
Total distributions from net realized gains	—	(68,298,192)
Total distributions to shareholders	—	(70,541,064)

Capital share transactions:
Proceeds from shares sold:
Initial Class	51,742,903	39,423,371
Service Class	7,953,390	15,631,871
	59,696,293	55,055,242
Dividends and distributions reinvested:
Initial Class	—	65,790,824
Service Class	—	4,750,240
	—	70,541,064
Cost of shares redeemed:
Initial Class	(90,197,109)	(194,027,053)
Service Class	(5,330,412)	(12,217,961)
	(95,527,521)	(206,245,014)
Net increase (decrease) in net assets resulting from capital share transactions	(35,831,228)	(80,648,708)
Net increase (decrease) in net assets	8,546,312	149,787,591

Net assets:
Beginning of period/year	1,053,865,254	904,077,663
End of period/year	$1,062,411,566	$1,053,865,254
Undistributed (distributions in excess of) net investment income (loss)	$29,995	$2,126

Share activity:
Shares issued:
Initial Class	4,799,774	4,121,096
Service Class	752,234	1,669,069
	5,552,008	5,790,165
Shares issued-reinvested from dividends and distributions:
Initial Class	—	7,190,254
Service Class	—	530,161
	—	7,720,415
Shares redeemed:
Initial Class	(8,400,681)	(20,822,627)
Service Class	(512,375)	(1,324,360)
	(8,913,056)	(22,146,987)
Net increase (decrease) in shares outstanding:
Initial Class	(3,600,907)	(9,511,277)
Service Class	239,859	874,870
	(3,361,048)	(8,636,407)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Jennison Growth VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
June 30, 2014 (unaudited)	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$10.71	$8.44	$7.84	$7.90	$7.04	$5.00
Investment operations
Net investment income (loss) (A)	—	(B)	—	(B)	0.02	—	(B)	0.01	0.01
Net realized and unrealized gain (loss)	0.47	3.05	1.20	(0.05)	0.85	2.04
Total investment operations	0.47	3.05	1.22	(0.05)	0.86	2.05
Distributions
Net investment income	—	(0.03)	—	(B)	(0.01)	—	(B)	(0.01)
Net realized gains	—	(0.75)	(0.62)	—	—	—
Total distributions	—	(0.78)	(0.62)	(0.01)	—	(B)	(0.01)
Net asset value
End of period/year	$11.18	$10.71	$8.44	$7.84	$7.90	$7.04
Total return (C)	4.39	%(D)	37.70%	15.77%	(0.63)%	12.26%	41.00%
Net assets end of period/year (000’s)	$982,838	$980,059	$853,011	$751,136	$1,456,916	$476,900
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.79	%(E)	0.80	%(F)	0.80%	0.75%	0.78%	0.85%
Before (waiver/reimbursement) recapture	0.80	%(E)	0.80%	0.80%	0.75%	0.78%	0.85%
Net investment income (loss) to average net assets	0.02	%(E)	0.02%	0.26%	0.06%	0.17%	0.16%
Portfolio turnover rate	18	%(D)	41%	59%	53%	72%	76%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver/reimbursement rounds to less than 0.01%.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Jennison Growth VP

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Service Class
June 30, 2014 (unaudited)	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$10.48	$8.28	$7.72	$7.78	$6.95	$4.94
Investment operations
Net investment income (loss) (A)	(0.01)	(0.02)	—	(B)	(0.01)	(0.01)	(0.01)
Net realized and unrealized gain (loss)	0.46	2.98	1.18	(0.05)	0.84	2.02
Total investment operations	0.45	2.96	1.18	(0.06)	0.83	2.01
Distributions
Net investment income	—	(0.01)	—	—	—	(B)	—
Net realized gains	—	(0.75)	(0.62)	—	—	—
Total distributions	—	(0.76)	(0.62)	—	—	(B)	—
Net asset value
End of period/year	$10.93	$10.48	$8.28	$7.72	$7.78	$6.95
Total return (C)	4.29	%(D)	37.30%	15.41%	(0.77)%	11.97%	40.69%
Net assets end of period/year (000’s)	$79,574	$73,806	$51,067	$37,568	$34,487	$3,324
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.04	%(E)	1.05	%(F)	1.05%	1.00%	1.03%	1.10%
Before (waiver/reimbursement) recapture	1.05	%(E)	1.05%	1.05%	1.00%	1.03%	1.10%
Net investment income (loss) to average net assets	(0.22	)%(E)	(0.24)%	0.02%	(0.17)%	(0.07)%	(0.13)%
Portfolio turnover rate	18	%(D)	41%	59%	53%	72%	76%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver/reimbursement rounds to less than 0.01%.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Jennison Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio; from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Commissions recaptured during the period ended June 30, 2014 of $30,913 are included in Net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trusts (“REITs”): Dividend income related to a REIT is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2014:

	Market Value	% of Net Assets
Transamerica Asset Allocation – Conservative VP	$43,766,063	4.12%
Transamerica Asset Allocation – Growth VP	104,235,319	9.81
Transamerica Asset Allocation – Moderate Growth VP	282,607,737	26.60
Transamerica Asset Allocation – Moderate VP	228,492,165	21.51
Transamerica BlackRock Tactical Allocation VP	59,508,505	5.60
Total	$718,609,789	67.64%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $250 million	0.800%
Over $250 million up to $500 million	0.750%
Over $500 million up to $1 billion	0.700%
Over $1 billion	0.600%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.94%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, the amount waived by TAM was $30,797, which is not available for recapture.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$181,598,815
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	215,550,796
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 6. (continued)

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Jennison Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Jennison Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Jennison Associates LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was above its benchmark for the past 1-, 3- and 10- year periods and below its benchmark for the past 5-year period.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Jennison Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Jennison Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio
Transamerica JPMorgan Core Bond VP
Initial Class	$1,000.00	$1,034.10	$2.82	$1,022.00	$2.81	0.56%
Service Class	1,000.00	1,032.80	4.08	1,020.80	4.06	0.81

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
U.S. Government Agency Obligations	36.1%
U.S. Government Obligations	24.4
Corporate Debt Securities	13.5
Repurchase Agreement	11.0
Mortgage-Backed Securities	7.2
Asset-Backed Securities	7.1
Securities Lending Collateral	1.9
Foreign Government Obligations	0.8
Municipal Government Obligations	0.1
Convertible Bond	0.0 *
Other Assets and Liabilities - Net	(2.1)
Total	100.0%

*	Percentage rounds to less than 0.1%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 24.4%
U.S. Treasury Bond
2.13%, 08/31/2020	$ 1,500,000	$ 1,515,468
4.25%, 05/15/2039	50,000	58,711
4.38%, 02/15/2038 - 11/15/2039	5,050,000	6,031,022
4.50%, 05/15/2038	200,000	243,188
5.00%, 05/15/2037	1,775,000	2,304,172
5.25%, 02/15/2029	130,000	166,644
5.38%, 02/15/2031	150,000	196,945
6.13%, 08/15/2029 (A)	100,000	139,578
6.25%, 05/15/2030 (A)	425,000	604,031
8.00%, 11/15/2021	1,000,000	1,400,547
8.50%, 02/15/2020	815,000	1,110,247
8.75%, 05/15/2020 - 08/15/2020 (A)	2,700,000	3,769,101
11.25%, 02/15/2015	1,065,000	1,138,843
U.S. Treasury Inflation Indexed Bond
2.13%, 02/15/2040	219,346	279,066
2.50%, 01/15/2029	110,408	139,304
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016	536,960	551,055
0.50%, 04/15/2015	382,841	388,374
1.13%, 01/15/2021	541,815	586,896
U.S. Treasury Note
1.00%, 11/30/2019	400,000	384,500
1.38%, 11/30/2018	740,000	737,919
1.50%, 08/31/2018	200,000	201,047
1.75%, 10/31/2020	5,000,000	4,929,295
2.00%, 11/30/2020 - 02/15/2022	15,200,000	15,188,686
2.13%, 01/31/2021	2,500,000	2,512,305
2.25%, 07/31/2018	500,000	518,281
2.50%, 03/31/2015	95,000	96,711
2.63%, 08/15/2020 - 11/15/2020	1,000,000	1,039,782
2.75%, 12/31/2017 (A)	50,000	52,832
3.13%, 10/31/2016 - 04/30/2017	450,000	478,230
3.63%, 02/15/2020 (A)	400,000	439,969
3.63%, 02/15/2021	350,000	385,219
U.S. Treasury STRIPS
Zero Coupon, 11/15/2016 - 05/15/2035 (A) (B)	7,095,000	5,507,440
Zero Coupon, 02/15/2017 - 02/15/2035 (B)	115,754,000	91,301,381

Total U.S. Government Obligations (cost $140,990,220)		144,396,789

U.S. GOVERNMENT AGENCY OBLIGATIONS - 36.1%
Fannie Mae
Zero Coupon, 06/01/2017 (B)	300,000	290,715
0.41%, 11/25/2046 (C)	393,327	390,820
0.44%, 12/25/2017 (C)	300,000	299,921
0.49%, 01/01/2023 (C)	2,000,000	2,007,445
0.50%, 01/25/2017 - 01/01/2023 (C)	1,264,493	1,263,596
0.51%, 01/01/2023 (C)	971,738	980,656
0.52%, 05/01/2024 (C)	1,367,000	1,367,139
0.54%, 01/01/2023 (C)	728,141	734,478
0.58%, 07/01/2024 (C) (D)	1,250,000	1,252,344
0.67%, 08/25/2019 (C)	316,721	317,910
0.70%, 08/01/2022 - 08/25/2042 (C)	1,868,677	1,879,475
0.92%, 04/01/2022 (C)	600,000	604,339
1.40%, 07/01/2017	1,000,000	1,009,831
1.94%, 07/01/2019	1,000,000	1,002,331
1.99%, 01/01/2017	1,000,000	999,251

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
2.01%, 07/01/2019 - 06/01/2020	$ 3,000,000	$ 3,010,891
2.03%, 03/25/2019 - 08/01/2019	2,379,000	2,402,874
2.34%, 01/01/2023	992,647	968,656
2.36%, 01/01/2036 (C)	99,245	105,742
2.38%, 12/01/2022	1,000,000	979,901
2.39%, 01/25/2023 (C)	1,000,000	973,191
2.40%, 02/01/2023	1,000,000	979,113
2.43%, 01/01/2038 (C)	42,850	45,639
2.46%, 02/01/2023	971,279	956,602
2.51%, 06/01/2023	982,007	965,509
2.52%, 05/01/2023	1,000,000	967,559
2.65%, 08/01/2022	500,000	497,874
2.67%, 07/01/2022	1,500,000	1,497,105
2.70%, 04/01/2023	1,474,084	1,479,314
2.76%, 06/01/2023	989,047	991,143
2.97%, 11/01/2018	469,068	491,029
3.00%, 01/01/2043	943,525	927,888
3.03%, 12/01/2021	478,884	495,060
3.12%, 01/01/2022	500,000	519,387
3.35%, 03/25/2024 (C)	1,750,000	1,815,859
3.38%, 01/01/2018	500,000	531,150
3.50%, 08/01/2032 - 06/01/2043	10,029,504	10,308,447
3.50%, 01/25/2024 (C)	3,000,000	3,151,668
3.51%, 12/25/2023 (C)	1,776,000	1,871,238
3.54%, 01/01/2018	474,251	506,068
3.59%, 10/01/2020	98,986	106,056
3.64%, 10/01/2020	1,371,339	1,472,910
3.65%, 04/25/2021	866,000	932,775
3.67%, 07/01/2023	2,000,000	2,122,289
3.73%, 06/25/2021	500,000	539,346
3.74%, 06/01/2018 - 07/01/2023	1,933,944	2,087,426
3.76%, 04/25/2021 - 06/25/2021	2,000,000	2,164,850
3.77%, 08/01/2021	691,972	747,651
3.86%, 07/01/2021	957,023	1,039,348
3.87%, 08/01/2021	962,378	1,045,637
3.92%, 08/01/2021	1,483,310	1,617,098
3.94%, 07/01/2021	500,000	541,975
3.97%, 06/01/2021 - 07/01/2021	964,344	1,054,305
3.98%, 08/01/2021	1,033,296	1,130,083
3.99%, 07/01/2021	476,867	521,894
4.00%, 07/01/2042	2,715,456	2,868,812
4.02%, 08/01/2021	1,278,276	1,401,121
4.05%, 08/01/2021	843,280	926,004
4.06%, 07/01/2021 - 09/01/2021	1,478,640	1,625,077
4.16%, 03/01/2021	476,227	525,784
4.23%, 03/01/2020	916,057	1,009,689
4.24%, 06/01/2021	987,206	1,087,083
4.25%, 04/01/2021	500,000	548,282
4.27%, 06/01/2021	449,949	495,047
4.32%, 06/01/2021	770,624	852,305
4.37%, 04/01/2020	236,736	264,122
4.38%, 04/01/2021	396,627	443,112
4.39%, 05/01/2021	248,116	277,406
4.45%, 07/01/2026	481,891	520,013
4.50%, 08/01/2018 - 03/01/2019	863,740	921,074
4.65%, 06/01/2021	962,752	1,074,482
5.00%, 05/11/2017 - 08/01/2040	2,339,488	2,561,530
5.50%, 03/01/2017 - 05/01/2036	833,970	917,019
5.94%, 10/01/2017	1,043,770	1,168,846

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
6.00%, 08/01/2014 - 11/01/2037	$ 933,691	$ 1,043,553
6.00%, 12/01/2032 (C)	120,260	137,120
6.50%, 03/01/2017 - 10/01/2036	221,388	245,183
7.00%, 09/01/2017	25,644	26,855
8.00%, 11/01/2037	13,005	14,932
9.00%, 10/01/2019	8,964	9,034
Fannie Mae, PO 11/15/2021 - 01/01/2033	455,586	393,384
Fannie Mae, PO, Series MTN 05/15/2030	400,000	219,240
Fannie Mae REMIC
0.40%, 06/27/2036 (C)	196,268	196,091
0.45%, 08/25/2041 (C)	450,971	446,351
0.50%, 04/25/2035 - 03/25/2043 (C)	1,095,477	1,083,488
0.55%, 10/25/2042 (C)	897,500	887,789
0.65%, 05/25/2035 - 10/25/2042 (C)	3,152,234	3,138,984
4.00%, 10/25/2025 - 04/25/2033	1,318,924	1,411,845
4.50%, 07/25/2029	1,000,000	1,088,121
5.00%, 09/25/2023 - 08/25/2040	2,005,572	2,202,547
5.50%, 04/25/2017 - 07/25/2038	4,147,253	4,558,345
5.75%, 06/25/2033	458,791	505,814
5.91%, 12/25/2042 (C)	194,451	219,814
6.00%, 11/25/2032 - 11/25/2039	1,112,571	1,261,142
6.38%, 10/25/2042 (C)	48,752	54,440
6.50%, 02/25/2022 - 05/25/2044	969,799	1,098,012
6.63%, 12/25/2042 (C)	98,105	115,318
6.79%, 07/25/2023 (C)	256,714	285,693
7.00%, 03/25/2031 - 11/25/2041	2,211,809	2,543,700
7.27%, 08/25/2033 (C)	71,923	75,269
8.00%, 05/25/2022	46,531	53,180
9.50%, 06/25/2018	35,034	38,038
10.00%, 03/25/2032 (C)	11,644	14,576
10.99%, 07/25/2035 (C)	134,499	157,434
12.25%, 09/25/2033 (C)	27,981	34,108
13.37%, 07/25/2033 (C)	52,798	63,174
13.70%, 03/25/2038 (C)	19,827	24,226
14.21%, 12/25/2032 (C)	16,313	21,120
15.19%, 11/25/2031 (C)	52,300	72,300
16.08%, 05/25/2034 (C)	62,947	80,935
17.00%, 07/25/2035 (C)	142,133	191,821
19.11%, 04/25/2034 - 05/25/2034 (C)	330,038	461,518
19.38%, 08/25/2032 (C)	60,029	77,850
22.57%, 06/25/2035 (C)	180,866	248,343
23.39%, 05/25/2034 (C)	25,078	35,801
24.01%, 03/25/2036 (C)	48,925	75,103
24.69%, 02/25/2032 (C)	16,116	25,735
25.59%, 10/25/2036 (C)	21,401	31,986
25.95%, 12/25/2036 (C)	36,870	56,631
Fannie Mae REMIC, IO
0.95%, 08/25/2042 (C)	693,275	16,199
1.56%, 01/25/2038 (C)	103,087	8,497
2.02%, 04/25/2041 (C)	294,883	23,396
4.00%, 10/25/2014	133,499	869
5.00%, 03/25/2023	118,319	8,306
5.50%, 05/25/2033	1,364	14
5.70%, 09/25/2038 (C)	392,386	49,230
5.76%, 02/25/2038 (C)	277,850	36,705
5.95%, 06/25/2037 (C)	162,444	22,547
6.03%, 12/25/2039 (C)	75,909	8,266

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae REMIC, IO (continued)
6.05%, 03/25/2038 (C)	$ 61,601	$ 8,470
6.27%, 04/25/2040 (C)	101,899	13,144
6.35%, 06/25/2023 (C)	62,213	6,428
6.38%, 01/25/2041 (C)	638,608	134,395
6.39%, 09/25/2037 (C)	122,916	20,490
6.40%, 02/25/2039 (C)	99,883	19,804
6.43%, 06/25/2036 (C)	87,148	15,149
6.50%, 05/25/2033	66,585	13,217
6.55%, 03/25/2036 (C)	1,326,328	237,439
7.00%, 07/25/2037 (C)	232,721	39,518
7.00%, 06/25/2033	78,210	15,888
Fannie Mae REMIC, PO 12/25/2032 - 12/25/2043	3,621,876	2,960,510
FHLB 5.50%, 07/15/2036	150,000	191,922
Financing Corp. Fico, PO
Series 2010-P
11/30/2017	1,000,000	955,425
Series 2011-75, Class FA
05/11/2018	1,700,000	1,604,769
Series D-P
09/26/2019	1,000,000	901,514
Freddie Mac
0.60%, 09/15/2042 (C)	891,506	889,665
0.65%, 08/15/2042 - 10/15/2042 (C)	2,256,322	2,256,480
0.70%, 07/15/2042 - 03/15/2044 (C)	3,022,018	3,035,940
1.32%, 10/25/2044 (C)	377,518	384,095
2.09%, 07/01/2036 (C)	93,097	98,900
2.11%, 08/01/2036 (C)	120,437	128,148
2.12%, 10/01/2036 (C)	62,137	66,009
2.29%, 11/01/2036 (C)	85,319	90,352
2.31%, 03/01/2037 (C)	97,946	104,512
2.32%, 12/01/2036 (C)	12,138	12,887
2.38%, 05/01/2036 (C)	64,110	68,030
2.48%, 10/01/2036 (C)	86,259	92,301
2.49%, 02/01/2037 (C)	202,198	217,010
2.50%, 09/01/2034 (C)	104,576	111,626
2.51%, 06/01/2036 (C)	282,037	302,093
3.00%, 08/15/2042 - 01/15/2044	5,112,077	5,033,206
3.39%, 03/25/2024	857,000	894,007
3.50%, 01/01/2032 - 06/01/2043	4,328,308	4,432,643
3.85%, 02/01/2036 (C)	260,305	274,022
4.00%, 06/01/2042 - 01/01/2043	2,803,015	2,968,952
4.50%, 05/01/2041	639,135	694,831
5.00%, 10/01/2017 - 04/01/2018	189,803	201,602
5.05%, 01/01/2035 (C)	74,348	78,061
5.50%, 08/23/2017 - 08/01/2038	1,708,653	1,893,869
6.00%, 10/01/2017 - 12/01/2034	650,466	703,722
6.50%, 04/01/2016 - 02/25/2043	480,400	537,365
6.73%, 07/25/2032 (C)	242,000	277,815
7.00%, 01/01/2031 - 02/25/2043	247,655	290,252
7.50%, 08/25/2042 (C)	95,326	114,218
Freddie Mac, IO 5.00%, 09/15/2035	137,205	22,637
Freddie Mac REMIC
0.50%, 06/15/2043 (C)	1,707,877	1,680,395
0.55%, 07/15/2037 - 10/15/2041 (C)	1,490,280	1,497,375
0.59%, 02/15/2037 (C)	34,148	34,225
0.60%, 03/15/2039 - 08/15/2039 (C)	1,159,535	1,165,118

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac REMIC (continued)
0.70%, 08/15/2037 (C)	$ 1,227,152	$ 1,236,666
3.50%, 08/15/2039	3,302,118	3,431,155
4.00%, 12/15/2041	762,488	786,936
4.50%, 02/15/2020	97,667	101,334
5.00%, 12/15/2022 - 05/15/2041	1,799,240	1,949,426
5.50%, 03/15/2017 - 05/15/2038	3,011,918	3,242,078
5.50%, 05/15/2041 (C)	229,163	238,885
6.00%, 05/15/2027 - 09/15/2036	3,312,251	3,685,474
6.38%, 03/15/2032	205,944	231,366
6.40%, 11/15/2023	74,373	82,408
6.50%, 08/15/2031 - 07/15/2036	1,203,401	1,359,070
7.00%, 03/15/2024 - 05/15/2032	1,906,486	2,183,503
7.25%, 09/15/2030 - 12/15/2030	384,870	443,017
7.50%, 02/15/2023 - 08/15/2030	205,548	233,447
8.00%, 01/15/2030	309,204	358,397
8.50%, 09/15/2020	28,218	30,294
9.94%, 07/15/2032 (C)	111,130	136,931
12.98%, 07/15/2033 (C)	70,624	85,285
14.48%, 09/15/2033 (C)	21,101	26,992
16.99%, 02/15/2040 (C)	100,000	138,523
23.94%, 06/15/2034 (C)	133,965	187,812
Freddie Mac REMIC, IO
1.94%, 01/15/2040 (C)	385,925	26,610
4.50%, 07/15/2037	256,436	26,008
5.50%, 07/15/2024	10,116	146
5.85%, 11/15/2037 - 02/15/2039 (C)	351,644	46,158
6.05%, 06/15/2038 (C)	521,572	68,601
6.22%, 10/15/2037 (C)	1,103,725	177,037
6.27%, 11/15/2037 (C)	155,799	18,470
6.65%, 04/15/2038 (C)	94,212	13,556
6.95%, 07/15/2036 (C)	60,196	11,415
7.55%, 07/15/2017 (C)	37,447	2,008
7.85%, 03/15/2032 (C)	71,107	17,918
Freddie Mac REMIC, PO
03/15/2019 - 01/15/2040	1,150,831	1,095,451
Ginnie Mae
0.45%, 08/20/2060 (C)	790,576	789,509
0.49%, 12/20/2062 (C)	442,439	438,042
0.56%, 03/20/2063 (C)	953,113	945,445
0.58%, 04/20/2060 (C)	855,776	856,370
0.60%, 11/20/2059 - 03/20/2060 (C)	726,483	727,153
0.62%, 01/20/2061 (C)	965,660	964,879
0.65%, 06/20/2064 (C)	2,000,000	1,990,000
0.70%, 07/20/2062 (C)	290,933	291,290
0.73%, 09/20/2062 (C)	928,391	930,444
0.80%, 05/20/2061 - 03/20/2064 (C)	3,865,193	3,879,529
0.85%, 05/20/2061 (C)	438,201	440,370
1.65%, 01/20/2063 - 02/20/2063	3,550,847	3,529,788
1.75%, 03/20/2063	993,320	990,367
5.00%, 04/16/2023 - 07/16/2033	1,689,636	1,886,752
5.50%, 11/20/2020 - 09/20/2039	3,271,459	3,623,121
5.52%, 07/20/2040 (C)	611,200	686,399
5.83%, 12/20/2038 (C)	235,865	261,939
6.00%, 08/20/2016 - 08/20/2039	683,913	772,164
6.50%, 10/16/2024 - 06/20/2033	3,411,067	3,939,615
7.33%, 11/20/2030	28,442	32,599
7.50%, 11/20/2029	100,783	117,092
8.00%, 01/15/2016 - 06/20/2030	103,551	122,266
8.50%, 02/16/2030	295,736	353,563

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Ginnie Mae (continued)
9.00%, 05/16/2027	$ 18,018	$ 20,786
13.09%, 10/20/2037 (C)	65,101	78,905
16.07%, 06/17/2035 (C)	55,761	70,018
16.39%, 05/18/2034 (C)	26,671	30,365
19.25%, 04/16/2034 (C)	69,436	100,766
19.75%, 09/20/2037 (C)	32,800	45,235
22.74%, 04/20/2037 (C)	94,353	137,864
28.71%, 09/20/2034 (C)	50,596	77,191
Ginnie Mae, IO
5.50%, 10/16/2037	341,728	47,065
5.55%, 12/20/2038 (C)	117,093	15,422
5.68%, 02/20/2038 (C)	188,068	24,858
5.85%, 11/20/2037 (C)	173,365	25,090
5.93%, 06/20/2039 (C)	143,962	20,827
5.95%, 10/20/2034 - 08/20/2039 (C)	480,241	69,697
6.05%, 03/20/2037 - 06/20/2038 (C)	365,565	55,728
6.12%, 04/20/2039 (C)	182,959	26,271
6.15%, 09/20/2035 - 03/20/2039 (C)	507,938	72,464
6.20%, 03/20/2039 (C)	165,552	21,644
6.25%, 05/16/2038 - 06/16/2039 (C)	679,482	97,588
6.32%, 06/16/2037 (C)	164,089	23,788
6.35%, 03/16/2034 - 10/20/2037 (C)	463,239	43,795
6.40%, 11/20/2037 - 12/20/2037 (C)	171,826	23,179
6.50%, 03/20/2039	87,068	19,176
6.55%, 07/20/2036 (C)	96,315	8,177
6.60%, 11/20/2033 - 07/20/2037 (C)	368,261	59,290
6.62%, 08/20/2037 (C)	245,423	38,339
6.66%, 04/16/2037 (C)	95,059	15,309
6.75%, 03/20/2038 (C)	98,197	15,916
6.80%, 10/20/2032 (C)	174,209	12,046
7.80%, 04/16/2032 (C)	146,288	32,478
Ginnie Mae, PO
02/17/2033 - 01/20/2038	491,435	458,371
NCUA Guaranteed Notes Trust
Series 2010-C1, Class A2
2.90%, 10/29/2020	700,000	726,477
Series 2010-C1, Class APT
2.65%, 10/29/2020	820,236	841,953
Residual Funding Corp., PO
10/15/2019 - 10/15/2020	8,120,000	7,156,520
Tennessee Valley Authority
4.63%, 09/15/2060	22,000	23,174
5.25%, 09/15/2039	300,000	364,061
5.88%, 04/01/2036	150,000	194,034
Tennessee Valley Authority, PO
05/01/2019 - 01/15/2038	1,100,000	741,026

Total U.S. Government Agency Obligations (cost $210,760,616)		213,515,992

FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
African Development Bank
8.80%, 09/01/2019	225,000	288,728
Israel Government AID Bond Zero Coupon, 03/15/2019 - 02/15/2022 (B)	2,500,000	2,134,264
5.50%, 09/18/2033	100,000	125,223
Series 2010-Z
Zero Coupon, 02/15/2025 (B)	500,000	353,701
Mexico Government International Bond
4.00%, 10/02/2023	232,000	243,832

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico Government International Bond, Series MTN
3.50%, 01/21/2021	$ 244,000	$ 253,394
4.75%, 03/08/2044	60,000	61,200
5.55%, 01/21/2045	448,000	509,600
Poland Government International Bond
4.00%, 01/22/2024	133,000	137,988
Province of Ontario Canada
0.95%, 05/26/2015	250,000	251,648
1.65%, 09/27/2019	173,000	170,320
2.70%, 06/16/2015	100,000	102,345
Turkey Government International Bond
5.75%, 03/22/2024 (A)	200,000	218,500
6.63%, 02/17/2045	200,000	231,500

Total Foreign Government Obligations (cost $4,970,174)		5,082,243

MORTGAGE-BACKED SECURITIES - 7.2%
A10 Securitization LLC
Series 2012-1, Class A
3.49%, 04/15/2024 - 144A (E)	98,949	99,365
Series 2013-1, Class A
2.40%, 11/15/2025 - 144A	227,095	228,099
A10 Term Asset Financing LLC
Series 2013-2, Class A
2.62%, 11/15/2027 - 144A	680,000	680,577
Series 2013-2, Class B
4.38%, 11/15/2027 - 144A	250,000	250,773
Series 2014-1, Class A1
1.72%, 04/15/2033 - 144A	344,000	343,977
Series 2014-1, Class A2
3.02%, 04/15/2033 - 144A	301,000	300,958
AJAX Mortgage Loan Trust
Series 2013-A, Class A
3.50%, 02/25/2051 - 144A (C)	419,330	414,613
Series 2013-B, Class A1
3.50%, 03/25/2052 - 144A (C)	424,348	428,488
Alternative Loan Trust
Series 2004-18CB, Class 2A4
5.70%, 09/25/2034	10,950	11,024
Series 2004-2CB, Class 1A9
5.75%, 03/25/2034	454,511	459,228
Series 2005-28CB, Class 1A4
5.50%, 08/25/2035	361,940	341,192
Series 2005-54CB, Class 1A11
5.50%, 11/25/2035	143,334	129,992
Alternative Loan Trust, IO
Series 2005-20CB, Class 3A8
4.60%, 07/25/2035 (C)	601,682	72,751
Series 2005-22T1, Class A2
4.92%, 06/25/2035 (C)	993,411	133,121
Series 2005-J1, Class 1A4
4.95%, 02/25/2035 (C)	478,222	47,587
Alternative Loan Trust, PO
Series 2003-J1, Class J1 10/25/2033	30,363	25,748
American General Mortgage Loan Trust
Series 2009-1, Class A7
5.75%, 09/25/2048 - 144A (C)	48,411	48,423
Series 2010-1A, Class A1
5.15%, 03/25/2058 - 144A (C)	9,173	9,207

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
American General Mortgage Loan Trust (continued)
Series 2010-1A, Class A2
5.65%, 03/25/2058 - 144A (C)	$ 143,570	$ 145,391
American Tower Trust I
Series 2013-1A, Class 1A
1.55%, 03/15/2043 - 144A	63,000	62,744
ASG Resecuritization Trust
Series 2009-1, Class A60
2.06%, 06/26/2037 - 144A (C)	111,679	109,787
Series 2009-2, Class A55
4.75%, 05/24/2036 - 144A (C)	14,043	14,107
Series 2009-3, Class A65
2.07%, 03/26/2037 - 144A (C)	149,736	149,606
Series 2009-4, Class A60
6.00%, 06/28/2037 - 144A	87,989	89,589
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A
2.96%, 12/10/2030 - 144A	100,000	99,090
Banc of America Alternative Loan Trust
Series 2003-7, Class 1CB1
5.50%, 09/25/2033	209,462	218,111
Series 2003-7, Class 2A4
5.00%, 09/25/2018	20,706	20,974
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4
5.89%, 07/10/2044 (C)	151,913	163,833
Series 2006-5, Class A4
5.41%, 09/10/2047	75,000	80,753
Series 2007-5, Class A4
5.49%, 02/10/2051	300,000	327,145
Banc of America Funding Corp.
Series 2005-E, Class 4A1
2.68%, 03/20/2035 (C)	251,831	252,860
Series 2012-R6, Class 1A1
3.00%, 10/26/2039 - 144A (F)	302,432	300,279
Banc of America Funding Corp., PO
Series 2004-1
03/25/2034	42,986	34,175
Series 2005-7, Class 30
11/25/2035	59,175	44,408
Series 2005-8, Class 30
01/25/2036	21,188	16,278
Banc of America Funding Trust
Series 2010-R11A, Class 1A6
5.19%, 08/26/2035 - 144A (C)	66,261	67,689
Series 2010-R5, Class 1A1
5.50%, 10/26/2037 - 144A	78,237	80,065
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-3, Class AM
4.73%, 07/10/2043	50,000	51,315
Series 2005-6, Class ASB
5.35%, 09/10/2047 (C)	3,423	3,422
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 3A2 2.69%, 11/25/2033 (C)	212,807	215,456
Banc of America Mortgage Trust
Series 2004-3, Class 1A26
5.50%, 04/25/2034	119,150	122,572

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Trust (continued)
Series 2004-6, Class 1A3
5.50%, 05/25/2034	$ 117,882	$ 123,899
BB-UBS Trust
Series 2012-SHOW, Class A
3.43%, 11/05/2036 - 144A	550,000	545,283
Series 2012-TFT, Class A
2.89%, 06/05/2030 - 144A	350,000	343,768
BCAP LLC Trust
Series 2010-RR7, Class 2A1
2.10%, 07/26/2045 - 144A (C)	184,667	185,912
Series 2011-RR10, Class 2A1
0.94%, 09/26/2037 - 144A (C)	313,742	287,470
Series 2012-RR10, Class 1A1
0.38%, 02/26/2037 - 144A (C)	337,923	322,124
Series 2012-RR10, Class 3A1
0.34%, 05/26/2036 - 144A (C)	310,891	293,778
Series 2012-RR2, Class 1A1
0.32%, 08/26/2036 - 144A (C)	199,996	194,963
Series 2012-RR3, Class 2A5
1.99%, 05/26/2037 - 144A (C)	231,437	232,109
Series 2012-RR4, Class 8A3
0.38%, 06/26/2047 - 144A (C)	323,503	306,716
Bear Stearns Alt-A Trust Series 2004-6, Class 1A 0.79%, 07/25/2034 (C)	571,844	548,322
Bear Stearns ARM Trust Series 2006-1, Class A1 2.37%, 02/25/2036 (C)	182,858	184,111
CAM Mortgage Trust
Series 2014-1, Class A
3.35%, 12/15/2053 - 144A (C)	71,842	71,929
Series 2014-2, Class A
2.60%, 05/15/2048 - 144A (C)	426,000	426,000
CD Commercial Mortgage Trust Series 2005-CD1, Class AJ 5.40%, 07/15/2044 (C)	100,000	104,756
CGBAM Commercial Mortgage Trust Series 2014-HD, Class A 0.95%, 02/15/2031 - 144A (C)	200,000	200,072
Chase Mortgage Finance Trust
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	97,932	102,058
Series 2007-A1, Class 1A3
2.60%, 02/25/2037 (C)	240,337	241,554
Series 2007-A2, Class 2A1
2.65%, 07/25/2037 (C)	95,410	95,925
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26
5.50%, 04/25/2034	163,833	170,816
Series 2004-3, Class A4
5.75%, 04/25/2034	98,300	101,635
Series 2004-7, Class 2A1
2.48%, 06/25/2034 (C)	51,511	50,900
Series 2004-8, Class 2A1
4.50%, 06/25/2019	39,552	40,704
Series 2004-HYB1, Class 2A
2.55%, 05/20/2034 (C)	48,786	46,791
Series 2005-22, Class 2A1
2.56%, 11/25/2035 (C)	280,289	236,012

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust 2.11%, 01/12/2030 - 144A	$ 96,202	$ 97,848
Citigroup Mortgage Loan Trust
Series 2010-8, Class 5A6
4.00%, 11/25/2036 - 144A	470,297	484,264
Series 2010-8, Class 6A6
4.50%, 12/25/2036 - 144A	501,652	517,183
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 2A5
5.25%, 10/25/2033	66,115	67,427
Series 2012-A, Class A
2.50%, 06/25/2051 - 144A	115,943	112,406
COBALT CMBS Commercial Mortgage Trust Series 2006-C1, Class A4 5.22%, 08/15/2048	71,980	76,846
COMM Mortgage Trust Series 2014-TWC, Class A 1.00%, 02/13/2032 - 144A (C)	450,000	450,602
Commercial Mortgage Pass-Through Certificates
2.99%, 04/12/2035	125,000	123,370
Series 2012-MVP, Class A
2.09%, 11/17/2026 - 144A (C)	90,968	91,602
Series 2014-KYO, Class A
1.05%, 06/11/2027 - 144A (C) (D)	1,058,000	1,058,827
Commercial Mortgage Trust Series 2006-GG7, Class AM 6.02%, 07/10/2038 (C)	50,000	54,243
Credit Suisse Commercial Mortgage Trust Series 2006-C2, Class A3 5.86%, 03/15/2039 (C)	150,000	159,302
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-21, Class 1A4 5.25%, 09/25/2033	78,428	81,502
Series 2003-27, Class 5A4
5.25%, 11/25/2033	89,882	91,804
Series 2004-5, Class 3A1
5.25%, 08/25/2019	32,953	33,858
CSMC Trust
Series 2010-11R, Class A6
1.15%, 06/28/2047 - 144A (C)	890,555	852,333
Series 2011-1R, Class A1
1.15%, 02/27/2047 - 144A (C)	66,757	66,680
Series 2011-6R, Class 3A1
2.71%, 07/28/2036 - 144A (C)	79,609	80,043
Series 2011-7R, Class A1
1.40%, 08/28/2047 - 144A (C)	8,112	8,109
Series 2011-9R, Class A1
2.15%, 03/27/2046 - 144A (C)	170,863	171,605
Series 2012-3R, Class 1A1
3.25%, 07/27/2037 - 144A (C)	122,881	122,239
Series 2014-ICE, Class A
1.05%, 04/15/2027 - 144A (C)	505,000	505,391
DBRR Trust Series 2012-EZ1, Class A 0.95%, 09/25/2045 - 144A	2,542	2,541
Series 2013-EZ2, Class A
0.85%, 02/25/2045 - 144A (C)	267,181	266,915

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
FDIC Trust Series 2013-N1, Class A 4.50%, 10/25/2018 - 144A	$ 92,360	$ 93,651
GMACM Mortgage Loan Trust
Series 2003-J7, Class A10
5.50%, 11/25/2033	36,943	38,610
Series 2004-J5, Class A7
6.50%, 01/25/2035	58,911	61,891
GS Mortgage Securities Corp. II Series 2013-KING, Class A 2.71%, 12/10/2027 - 144A	146,939	148,962
GS Mortgage Securities Corp. Trust Series 2012-ALOH, Class A 3.55%, 04/10/2034 - 144A	750,000	776,986
GS Mortgage Securities Trust
Series 2011-GC5, Class D
5.47%, 08/10/2044 - 144A (C)	200,000	206,963
Series 2013-NYC5, Class A
2.32%, 01/10/2030 - 144A	100,000	101,067
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF
0.50%, 03/25/2035 - 144A (C)	257,682	225,693
Series 2005-RP3, Class 1AF
0.50%, 09/25/2035 - 144A (C)	153,730	131,672
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4
5.50%, 05/25/2034	159,333	170,485
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	131,340	136,808
Series 2005-7F, Class 3A9
6.00%, 09/25/2035	190,095	197,169
Series 2006-1F, Class 2A4
6.00%, 02/25/2036	173,069	158,952
Series 2007-1F, Class 2A4
5.50%, 01/25/2037	301,869	302,620
Homeowner Assistance Program Reverse Mortgage Loan Trust Series 2013-RM1, Class A 4.00%, 05/26/2053 - 144A	758,951	743,089
Impac Secured Assets Trust
Series 2006-1, Class 2A1
0.50%, 05/25/2036 (C)	148,887	147,571
Series 2006-2, Class 2A1
0.50%, 08/25/2036 (C)	60,077	59,273
IndyMac Index Mortgage Loan Trust, IO Series 2005-AR11, Class A7 Zero Coupon, 08/25/2035 (C)	1,053,095	330
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (C)	112,989	121,698
Series 2007-C1, Class A4
5.72%, 02/15/2051	500,000	550,581
JPMorgan Chase Commercial Mortgage Securities Corp., IO Series 2006-LDP8, Class X 0.73%, 05/15/2045 (C)	4,323,303	44,560

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-JWRZ, Class A 0.93%, 04/15/2030 - 144A (C)	$ 400,000	$ 400,182
JPMorgan Mortgage Trust Series 2006-A2, Class 5A3 2.55%, 11/25/2033 (C)	100,568	100,531
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2 3.99%, 02/15/2036 - 144A	154,000	156,305
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3
5.43%, 02/15/2040	164,377	180,286
LVII Resecuritization Trust
Series 2009-2, Class M3
5.16%, 09/27/2037 - 144A (C)	300,000	305,350
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.64%, 04/21/2034 (C)	125,177	126,664
Series 2004-13, Class 3A7
2.64%, 11/21/2034 (C)	70,619	72,064
Series 2004-3, Class 4A2
2.33%, 04/25/2034 (C)	47,205	44,424
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1
4.50%, 09/25/2019	57,192	58,274
Series 2004-5, Class 5A1
4.75%, 06/25/2019	45,999	47,311
MASTR Asset Securitization Trust
Series 2003-10, Class 3A1
5.50%, 11/25/2033	120,545	126,447
MASTR Re-REMIC Trust, PO
Series 2005, Class 3
05/28/2035 - 144A	103,061	82,449
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1
0.77%, 10/25/2028 (C)	538,022	533,874
Series 2004-1, Class 2A1
2.15%, 12/25/2034 (C)	166,848	163,921
Series 2004-A, Class A1
0.61%, 04/25/2029 (C)	579,775	559,272
Merrill Lynch Mortgage Trust
Series 2005-MCP1, Class ASB
4.67%, 06/12/2043 (C)	2,288	2,288
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A3
3.67%, 02/15/2047	350,000	367,761
Morgan Stanley Capital I Trust
Series 2004-HQ4, Class A7
4.97%, 04/14/2040	26,993	26,984
Series 2011-C3, Class A3
4.05%, 07/15/2049	100,000	107,551
Morgan Stanley Re-REMIC Trust
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	10,007	10,045
Series 2012-IO, Class AXA
1.00%, 03/27/2051 - 144A	239,557	241,354

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Re-REMIC Trust (continued)
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	$ 425,810	$ 428,203
Series 2012-XA, Class B
0.25%, 07/27/2049 - 144A	150,000	129,750
Morgan Stanley Re-REMIC Trust, PO
Series 2009-IO, Class B
07/17/2056 - 144A	129,207	128,593
MortgageIT Trust
Series 2005-1, Class 1A1
0.47%, 02/25/2035 (C)	65,604	64,262
Nomura Asset Acceptance Corp.
Series 2003-A1, Class A2
6.00%, 05/25/2033	12,360	12,775
Series 2003-A1, Class A5
7.00%, 04/25/2033	17,937	18,578
NorthStar
Series 2013-1A, Class A
2.00%, 08/25/2029 - 144A (C)	342,442	342,763
NorthStar Mortgage Trust
Series 2012-1, Class A
1.35%, 08/25/2029 - 144A (C)	243,774	243,985
OnDeck Asset Securitization Trust Series 2014-1A, Class A 3.15%, 05/17/2018 - 144A	261,000	261,090
PHH Alternative Mortgage Trust, IO Series 2007-2, Class 2X 6.00%, 05/25/2037	324,324	65,134
RALI Trust
Series 2002-QS16, Class A3
16.31%, 10/25/2017 (C)	11,145	11,615
Series 2003-QS19, Class A1
5.75%, 10/25/2033	114,964	121,147
Series 2003-QS3, Class A2
16.17%, 02/25/2018 (C)	12,287	13,900
Series 2004-QS3, Class CB
5.00%, 03/25/2019	100,467	102,897
RAMP Trust
Series 2004-RS11, Class M1
1.08%, 11/25/2034 (C)	208,638	205,543
Series 2006-RZ1, Class A3
0.45%, 03/25/2036 (C)	229,243	218,253
RBS Commercial Funding, Inc. Series 2013-SMV, Class A 3.26%, 03/11/2031 - 144A	160,000	155,848
RBSSP Re-REMIC Trust Series 2010-9, Class 7A5 4.00%, 05/26/2037 - 144A (C)	114,790	117,332
RCMC LLC Series 2012-CRE1, Class A 5.62%, 11/15/2044 - 144A	210,631	216,957
RFMSI Trust, PO Series 2004-S6, Class 2A6 06/25/2034	20,663	18,351
Sequoia Mortgage Trust
Series 2003-1, Class 1A
0.91%, 04/20/2033 (C)	344,227	345,869
Series 2004-11, Class A1
0.45%, 12/20/2034 (C)	253,540	242,250

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust (continued)
Series 2004-8, Class A1
0.85%, 09/20/2034 (C)	$ 490,866	$ 471,043
Series 2004-9, Class A1
0.49%, 10/20/2034 (C)	456,182	436,439
Springleaf Mortgage Loan Trust
Series 2011-1A, Class A1
4.05%, 01/25/2058 - 144A (C)	130,126	135,639
Series 2011-1A, Class A2
5.45%, 01/25/2058 - 144A (C)	300,000	314,914
Series 2012-1A, Class A
2.67%, 09/25/2057 - 144A (C)	108,164	110,160
Series 2012-1A, Class M3
6.00%, 09/25/2057 - 144A (C)	250,000	267,042
Series 2012-2A, Class A
2.22%, 10/25/2057 - 144A (C)	272,243	275,707
Series 2012-2A, Class M4
6.00%, 10/25/2057 - 144A (C)	300,000	314,046
Series 2012-3A, Class A
1.57%, 12/25/2059 - 144A (C)	362,367	362,170
Series 2012-3A, Class M1
2.66%, 12/25/2059 - 144A (C)	103,000	103,011
Series 2012-3A, Class M2
3.56%, 12/25/2059 - 144A (C)	165,000	168,704
Series 2013-1A, Class A
1.27%, 06/25/2058 - 144A (C)	317,985	316,847
Series 2013-1A, Class M1
2.31%, 06/25/2058 - 144A (C)	166,000	162,059
Series 2013-1A, Class M2
3.14%, 06/25/2058 - 144A (C)	108,000	107,276
Series 2013-1A, Class M3
3.79%, 06/25/2058 - 144A (C)	127,000	128,028
Series 2013-2A, Class A
1.78%, 12/25/2065 - 144A (C)	498,982	498,133
Series 2013-2A, Class M1
3.52%, 12/25/2065 - 144A (C)	125,000	127,661
Series 2013-3A, Class M1
3.79%, 09/25/2057 - 144A (C)	153,000	154,146
Structured Adjustable Rate Mortgage Loan Trust Series 2004-1, Class 4A4 2.47%, 02/25/2034 (C)	608,562	617,876
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1
0.86%, 01/19/2034 (C)	655,511	638,542
Series 2004-AR1, Class 1A1
0.86%, 03/19/2034 (C)	629,769	619,613
Series 2004-AR5, Class 1A1
0.49%, 10/19/2034 (C)	89,047	84,725
Structured Asset Mortgage Investments, Inc. Series 2005-AR5, Class A3 0.41%, 07/19/2035 (C)	306,493	296,761
Thornburg Mortgage Securities Trust Series 2004-4, Class 3A 2.02%, 12/25/2044 (C)	241,400	242,443
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4, Class A3 5.56%, 08/15/2039 (C)	13,485	13,695

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66%, 06/10/2030 - 144A	$ 231,000	$ 233,214
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/2063	130,000	134,207
Series 2013-C6, Class A4
3.24%, 04/10/2046	286,000	286,666
UBS-Barclays Commercial Mortgage Trust, IO Series 2012-C2, Class XA 1.94%, 05/10/2063 - 144A (C)	1,064,943	90,352
Vendee Mortgage Trust Series 1997-1, Class 2Z 7.50%, 02/15/2027	578,115	682,898
VNDO Mortgage Trust
Series 2012-6AVE, Class A
3.00%, 11/15/2030 - 144A	544,235	540,557
Series 2013-PENN, Class A
3.81%, 12/13/2029 - 144A	400,000	425,040
VOLT NPL X LLC Series 2013-NPL4, Class A1 3.96%, 11/25/2053 - 144A (C)	133,015	133,805
Wachovia Bank Commercial Mortgage Trust, IO Series 2006-C24, Class XC 0.28%, 03/15/2045 - 144A (C)	13,776,962	33,258
WaMu Mortgage Pass-Through Certificates Series 2005-4, Class CB7 5.50%, 06/25/2035	290,295	270,011
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR11, Class A6
2.43%, 10/25/2033 (C)	213,995	217,021
Series 2003-AR6, Class A1
2.44%, 06/25/2033 (C)	75,435	76,257
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	107,559	110,952
Series 2003-S9, Class A8
5.25%, 10/25/2033	131,573	135,234
Series 2004-AR3, Class A2
2.38%, 06/25/2034 (C)	40,334	41,094
WaMu Mortgage Pass-Through Certificates, IO
Series 2005-2, Class 1A4
4.90%, 04/25/2035 (C)	974,661	141,391
Series 2005-3, Class CX
5.50%, 05/25/2035	312,547	66,535
WaMu Mortgage Pass-Through Certificates, PO Series 2003-MS7, Class P 03/25/2033	18,060	13,622
Wells Fargo Commercial Mortgage Trust Series 2013-120B, Class A 2.80%, 03/18/2028 - 144A (C)	400,000	401,222
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
2.49%, 06/25/2033 (C)	179,855	183,617

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage Backed Securities Trust (continued)
Series 2003-K, Class 1A1
2.49%, 11/25/2033 (C)	$ 30,527	$ 30,539
Series 2004-EE, Class 3A1
2.56%, 12/25/2034 (C)	190,323	193,417
Series 2004-I, Class 1A1
2.63%, 07/25/2034 (C)	176,840	179,049
Series 2004-P, Class 2A1
2.61%, 09/25/2034 (C)	237,259	242,474
Series 2004-V, Class 1A1
2.61%, 10/25/2034 (C)	73,534	74,523
Series 2005-AR3, Class 1A1
2.62%, 03/25/2035 (C)	865,499	880,078
Series 2005-AR8, Class 2A1
2.62%, 06/25/2035 (C)	54,712	55,210
Wells Fargo Mortgage Loan Trust Series 2012-RR1, Class A1 2.85%, 08/27/2037 - 144A (C)	248,635	250,142
Wells Fargo Re-REMIC Trust Series 2012-IO, Class A 1.75%, 08/20/2021 - 144A	234,716	234,810

Total Mortgage-Backed Securities (cost $41,595,058)		42,650,257

ASSET-BACKED SECURITIES - 7.1%
Academic Loan Funding Trust Series 2012-1A, Class A1 0.95%, 12/27/2022 - 144A (C)	128,066	129,125
Ally Auto Receivables Trust
Series 2012-1, Class A3
0.93%, 02/16/2016	32,284	32,333
Series 2012-3, Class A3
0.85%, 08/15/2016 - 144A	42,981	43,085
Series 2013-2, Class A4
1.24%, 11/15/2018	75,000	75,289
American Credit Acceptance Receivables Trust
Series 2012-2, Class A
1.89%, 07/15/2016 - 144A	43,413	43,509
Series 2012-3, Class A
1.64%, 11/15/2016 - 144A	55,547	55,660
Series 2013-1, Class A
1.45%, 04/16/2018 - 144A	120,785	121,259
Series 2013-2, Class A
1.32%, 02/15/2017 - 144A	143,975	144,159
Series 2014-1, Class A
1.14%, 03/12/2018 - 144A	66,255	66,327
AmeriCredit Automobile Receivables Trust
Series 2011-4, Class A3
1.17%, 05/09/2016	16,444	16,447
Series 2011-5, Class A3
1.55%, 07/08/2016	33,991	34,024
Series 2012-2, Class A3
1.05%, 10/11/2016	27,801	27,839
Series 2012-3, Class A3
0.96%, 01/09/2017	78,019	78,160
Series 2012-4, Class A2
0.49%, 04/08/2016	5,821	5,821
Series 2012-5, Class A2
0.51%, 01/08/2016	9,845	9,845
Series 2012-5, Class A3
0.62%, 06/08/2017	48,000	48,018

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust (continued)
Series 2013-1, Class A2
0.49%, 06/08/2016	$ 29,614	$ 29,617
Series 2013-1, Class A3
0.61%, 10/10/2017	53,000	53,043
Series 2013-5, Class A3
0.90%, 09/10/2018	78,644	78,810
Ascentium Equipment Receivables LLC Series 2012-1A, Class A 1.83%, 09/15/2019 - 144A	35,146	35,134
AXIS Equipment Finance Receivables II LLC Series 2013-1A, Class A 1.75%, 03/20/2017 - 144A	276,095	276,187
Bank of America Auto Trust Series 2012-1, Class A3 0.78%, 06/15/2016	47,908	47,989
BMW Vehicle Lease Trust
Series 2013-1, Class A2
0.40%, 01/20/2015	27,486	27,486
Series 2013-1, Class A3
0.54%, 09/21/2015	119,000	119,104
BXG Receivables Note Trust Series 2012-A, Class A 2.66%, 12/02/2027 - 144A	110,810	110,696
California Republic Auto Receivables Trust Series 2012-1, Class A 1.18%, 08/15/2017 - 144A	102,126	102,641
Capital Auto Receivables Asset Trust Series 2013-1, Class A2 0.62%, 07/20/2016	138,172	138,237
CarFinance Capital Auto Trust
Series 2013-2A, Class A
1.75%, 11/15/2017 - 144A	55,399	55,586
Series 2014-1A, Class A
1.46%, 12/17/2018 - 144A	293,365	293,417
Series 2014-1A, Class B
2.72%, 04/15/2020 - 144A	125,000	125,360
Carlyle Global Market Strategies Commodities Funding, Ltd. Series 2014-1A, Class A 2.18%, 10/15/2021 - 144A (C)	433,334	433,334
CarMax Auto Owner Trust
Series 2011-1, Class A4
2.16%, 09/15/2016	98,513	99,290
Series 2011-3, Class A3
1.07%, 06/15/2016	90,040	90,212
Series 2013-1, Class A3
0.60%, 10/16/2017	181,000	181,223
Series 2013-4, Class A3
0.80%, 07/16/2018	92,000	91,964
Series 2013-4, Class A4
1.28%, 05/15/2019	83,000	82,951
Series 2014-2, Class A3
0.98%, 01/15/2019	842,000	842,598
CarNow Auto Receivables Trust Series 2013-1A, Class A 1.16%, 10/16/2017 - 144A	56,547	56,579
Chase Funding Trust Series 2003-6, Class 1A7 4.28%, 11/25/2034 (C)	91,797	92,770

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CNH Equipment Trust Series 2012-A, Class A3 0.94%, 05/15/2017	$ 32,698	$ 32,770
Concord Funding Co. LLC
Series 2012-2, Class A
3.15%, 01/15/2017 - 144A	350,000	350,000
Series 2013-1, Class A
2.42%, 02/15/2015 - 144A	200,000	198,125
CPS Auto Receivables Trust
Series 2011-C, Class A
4.21%, 03/15/2019 - 144A	52,486	53,969
Series 2012-A, Class A
2.78%, 06/17/2019 - 144A	29,250	29,742
Series 2012-B, Class A
2.52%, 09/16/2019 - 144A	183,689	186,359
Series 2013-A, Class A
1.31%, 06/15/2020 - 144A	126,736	126,883
Series 2013-D, Class A
1.54%, 07/16/2018 - 144A	513,934	516,522
Series 2014-A, Class A
1.21%, 08/15/2018 - 144A	374,206	374,657
Series 2014-B, Class A
1.11%, 11/15/2018 - 144A	707,000	706,859
CPS Auto Trust
Series 2012-C, Class A
1.82%, 12/16/2019 - 144A	110,590	111,581
Series 2012-D, Class A
1.48%, 03/16/2020 - 144A	55,770	56,012
Credit Acceptance Auto Loan Trust Series 2012-2A, Class A 1.52%, 03/16/2020 - 144A	272,000	273,351
CVS Pass-Through Trust 5.93%, 01/10/2034 - 144A	65,030	74,298
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 06/15/2017 - 144A	66,277	66,402
Series 2013-1A, Class A
1.29%, 10/16/2017 - 144A	46,773	46,865
Series 2014-1A, Class A
1.29%, 05/15/2018 - 144A	479,504	480,523
First Investors Auto Owner Trust
Series 2012-2A, Class A2
1.47%, 05/15/2018 - 144A	74,374	74,699
Series 2013-1A, Class A2
0.90%, 10/15/2018 - 144A	63,975	64,114
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 04/16/2018 - 144A	188,879	189,213
Series 2013-2, Class A
1.94%, 01/15/2019 - 144A	222,568	223,358
Ford Credit Auto Lease Trust Series 2014-A, Class A2A 0.50%, 10/15/2016	318,000	318,167
Ford Credit Auto Owner Trust
Series 2012-A, Class A3
0.84%, 08/15/2016	83,342	83,479
Series 2012-B, Class A3
0.72%, 12/15/2016	52,519	52,614

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust (continued)
Series 2012-D, Class A3
0.51%, 04/15/2017	$ 93,919	$ 93,985
Series 2014-B, Class A3
0.90%, 10/15/2018	237,000	237,351
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class A2 0.53%, 01/15/2018 (C)	168,000	168,320
GE Equipment Midticket LLC
Series 2012-1, Class A3
0.60%, 05/23/2016	325,425	325,681
Series 2012-1, Class A4
0.78%, 09/22/2020	150,000	150,025
GM Financial Leasing Trust Series 2014-1A, Class A2 0.61%, 07/20/2016 - 144A	633,000	633,225
GMAT Trust Series 2014-1A, Class A 3.72%, 02/25/2044 - 144A (C)	170,719	171,440
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T2, Class A2
1.15%, 05/16/2044 - 144A	166,000	166,033
Series 2013-T4, Class AT4
1.18%, 08/15/2044 - 144A	1,000,000	1,000,300
Series 2013-T7, Class A7
1.98%, 11/15/2046 - 144A	357,000	357,678
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	195,000	196,560
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A	270,000	270,135
Series 2013-T1, Class B2
1.74%, 01/16/2046 - 144A	124,000	123,715
Series 2014-T1, Class AT1
1.24%, 01/17/2045 - 144A	800,000	800,640
Series 2014-T2, Class AT2
2.22%, 01/15/2047 - 144A	167,000	168,019
Honda Auto Receivables Owner Trust
Series 2012-2, Class A3
0.70%, 02/16/2016 (C)	48,731	48,805
Series 2013-1, Class A2
0.35%, 06/22/2015	38,110	38,110
Series 2014-1, Class A2
0.41%, 09/21/2016	580,000	579,835
Series 2014-2, Class A3
0.77%, 03/19/2018	186,000	185,925
Huntington Auto Trust
Series 2011-1A, Class A3
1.01%, 01/15/2016 - 144A	30,113	30,146
Series 2011-1A, Class A4
1.31%, 11/15/2016 - 144A	200,000	201,358
Series 2012-1, Class A3
0.81%, 09/15/2016	48,423	48,516
Series 2012-2, Class A2
0.38%, 09/15/2015	2,933	2,933
Hyundai Auto Receivables Trust
Series 2010-B, Class A4
1.63%, 03/15/2017	38,994	39,239

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust (continued)
Series 2012-B, Class A3
0.62%, 09/15/2016	$ 65,262	$ 65,330
Series 2013-A, Class A2
0.40%, 12/15/2015	74,745	74,760
Series 2013-A, Class A3
0.56%, 07/17/2017	254,000	254,287
Series 2014-B, Class A3
0.90%, 12/17/2018	1,052,000	1,052,490
John Deere Owner Trust
Series 2012-B, Class A4
0.69%, 01/15/2019	182,000	182,166
Series 2014-A, Class A2
0.45%, 09/15/2016	600,000	600,163
KGS Alpha SBA Coof Trust, IO
0.86%, 08/25/2038	3,263,124	124,916
1.80%, 03/25/2039	2,122,111	122,685
Kondaur Mortgage Asset Trust Series 2013-1, Class A 4.46%, 08/25/2052 - 144A (C)	276,607	278,188
Lake Country Mortgage Loan Trust Series 2006-HE1, Class A3 0.50%, 07/25/2034 - 144A (C)	34,137	34,042
LV Tower 52 Issuer LLC Series 2013-1, Class A 5.50%, 06/15/2018 - 144A	810,426	812,154
Macquarie Equipment Funding Trust Series 2012-A, Class A2 0.61%, 04/20/2015 - 144A	93,216	93,188
Madison Avenue Manufactured Housing Contract Trust Series 2002-A, Class M2 2.40%, 03/25/2032 (C)	134,421	134,341
MMCA Automobile Trust Series 2012-A, Class A4 1.57%, 08/15/2017 - 144A	296,505	299,119
Nationstar Agency Advance Funding Trust
Series T1A, Class AT1
1.00%, 02/15/2045 - 144A	169,000	168,733
Series T2A, Class AT2
1.89%, 02/18/2048 - 144A	100,000	97,798
New Residential Advance Receivables Trust Advance Receivables Backed Series T1, Class A1 1.27%, 03/15/2045 - 144A	1,075,000	1,076,183
Nissan Auto Lease Trust
Series 2012-B, Class A2A
0.45%, 06/15/2015	11,491	11,491
Series 2014-A, Class A3
0.80%, 02/15/2017	291,000	291,450
Nissan Auto Receivables Owner Trust
Series 2013-A, Class A2
0.37%, 09/15/2015	24,543	24,543
Series 2014-A, Class A2
0.42%, 11/15/2016	691,000	691,187
Normandy Mortgage Loan Trust Series 2013-NPL3, Class A 4.95%, 09/16/2043 - 144A (C)	963,454	962,008
NYMT Residential LLC
Series 2012-RP1A
4.25%, 12/25/2017 - 144A (C)	400,000	400,000

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
NYMT Residential LLC (continued)
Series 2013-RP3A
4.85%, 09/25/2018 - 144A (C) (F)	$ 394,000	$ 394,000
Park Place Securities, Inc. Series 2004-MCW1, Class M1 1.09%, 10/25/2034 (C)	213,961	212,602
PennyMac Loan Trust Series 2012-NPL1, Class A 3.42%, 05/28/2052 - 144A (C) (F)	19,501	19,454
PFS Tax Lien Trust Series 2014-1 1.44%, 05/15/2029 - 144A	93,438	93,877
Progreso Receivables Funding I LLC Series 2014-A, Class A 3.50%, 07/08/2019 - 144A	600,000	600,000
RBSHD Trust Series 2013-1A, Class A 4.69%, 10/25/2047 - 144A (C) (F)	481,019	487,850
Real Estate Asset Trust Series 2013-1A, Class A1 3.23%, 05/25/2052 - 144A (C)	260,802	260,802
RMAT Series 2012-1A, Class A1 2.73%, 08/26/2052 - 144A (C) (F)	71,067	71,376
Santander Drive Auto Receivables Trust
Series 2010-A, Class A4
2.39%, 06/15/2017 - 144A	75,112	75,169
Series 2011-1, Class B
2.35%, 11/16/2015	4,054	4,057
Series 2011-S2A, Class B
2.06%, 06/15/2017 - 144A	2,213	2,214
Series 2012-3, Class A3
1.08%, 04/15/2016	7,383	7,387
Series 2012-5, Class A3
0.83%, 12/15/2016	38,236	38,271
Series 2012-6, Class A3
0.62%, 07/15/2016	23,006	23,011
Saxon Asset Securities Trust Series 2003-1, Class AF6 4.80%, 06/25/2033 (C)	45,909	46,441
Securitized Asset Backed Receivables LLC Series 2006-CB1, Class AF2 3.54%, 01/25/2036 (C)	27,683	20,451
Selene NON-Performing Loans LLC Series 2014-1A, Class A 2.98%, 05/25/2054 - 144A (C)	306,000	306,015
SNAAC Auto Receivables Trust
Series 2013-1A, Class A
1.14%, 07/16/2018 - 144A	32,271	32,307
Series 2014-1A, Class A
1.03%, 09/17/2018 - 144A	327,171	327,223
SpringCastle America Funding LLC Series 2013-1A, Class A 3.75%, 04/03/2021 - 144A	436,387	440,097
Springleaf Funding Trust
Series 2013-AA, Class A
2.58%, 09/15/2021 - 144A	1,000,000	1,007,328
Series 2013-BA, Class A
3.92%, 01/16/2023 - 144A	400,000	411,864

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Springleaf Funding Trust (continued)
Series 2014-AA, Class A
2.41%, 12/15/2022 - 144A	$ 1,213,000	$ 1,215,141
Series 2014-AA, Class B
3.45%, 12/15/2022 - 144A	146,000	146,218
Stanwich Mortgage Loan Co. Series 2013-NPL2, Class A 3.23%, 04/16/2059 - 144A	323,090	323,795
Stanwich Mortgage Loan Co. LLC
Series 2012-NPL4, Class A
2.98%, 09/15/2042 - 144A	89,335	89,473
Series 2012-NPL5, Class A
2.98%, 10/18/2042 - 144A	793	793
Stanwich Mortgage Loan Trust Series 2013-NPL1, Class A 2.98%, 02/16/2043 - 144A	188,313	188,783
Station Place Securitization Trust 1.00%, 02/25/2015	500,000	500,000
Structured Asset Securities Corp.
Series 2003-29, Class 1A1
4.75%, 09/25/2018	112,177	114,561
Series 2003-33H, Class 1A1
5.50%, 10/25/2033	114,751	117,327
Series 2005-6, Class 4A1
5.00%, 05/25/2035	19,456	19,694
Tidewater Auto Receivables Trust Series 2014-AA, Class A3 1.40%, 07/15/2018 - 144A	439,000	439,205
Toyota Auto Receivables Owner Trust Series 2014-A, Class A2 0.41%, 08/15/2016	651,000	651,417
Trafigura Securitisation Finance PLC Series 2012-1A, Class A 2.55%, 10/15/2015 - 144A (C)	321,000	323,558
United Auto Credit Securitization Trust Series 2012-1, Class B 1.87%, 09/15/2015 - 144A	72,348	72,394
US Residential Opportunity Fund Trust Series 2014-1A 3.47%, 03/25/2034 - 144A (C)	355,189	358,048
USAA Auto Owner Trust Series 2014-1, Class A2 0.38%, 10/17/2016	192,000	192,024
Vericrest Opportunity Loan Transferee LLC Series 2014-NPL4, Class A1 3.13%, 04/27/2054 - 144A (C)	1,500,000	1,507,650
Volkswagen Auto Lease Trust Series 2012-A, Class A3 0.87%, 07/20/2015	74,007	74,083
Volkswagen Auto Loan Enhanced Trust Series 2012-1, Class A3 0.85%, 08/22/2016	145,564	145,890
VOLT NPL IX LLC Series 2013-NPL3, Class A1 4.25%, 04/25/2053 - 144A (C)	375,348	377,559
VOLT RLF XII Trust Series 2013-RLF1, Class A1 4.21%, 04/25/2052 - 144A (C)	294,696	297,148

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VOLT XIX LLC Series 2013-NPL5, Class A1 3.63%, 04/25/2055 - 144A (C)	$ 401,948	$ 403,707
VOLT XV LLC Series 2014-3A, Class A1 3.25%, 05/26/2054 - 144A (C)	734,930	738,678
VOLT XX LLC Series 2013-NPL6, Class A1 3.63%, 03/25/2054 - 144A (C)	475,079	478,048
VOLT XXI LLC Series 2013-NPL7, Class A1 3.63%, 11/25/2053 - 144A (C)	400,490	402,473
VOLT XXII LLC Series 2014-NPL1, Class A1 3.63%, 10/27/2053 - 144A (C)	1,115,941	1,125,426
VOLT XXIII LLC Series 2014-NPL2, Class A1 3.63%, 11/25/2053 - 144A (C)	1,152,988	1,162,660
VOLT XXIV LLC Series 2014-NPL3, Class A1 3.25%, 11/25/2053 - 144A (C)	1,930,592	1,935,268
Westgate Resorts LLC
Series 2012-1, Class A
4.50%, 09/20/2025 - 144A	107,264	108,304
Series 2012-2A, Class A
3.00%, 01/20/2025 - 144A	175,169	176,430
Series 2012-3A, Class A
2.50%, 03/20/2025 - 144A	130,648	131,262
World Omni Auto Receivables Trust
Series 2012-A, Class A3
0.64%, 02/15/2017	75,298	75,415
Series 2012-B, Class A2
0.43%, 11/16/2015	12,186	12,187
Series 2013-B, Class A3
0.83%, 08/15/2018	146,000	146,065
Series 2013-B, Class A4
1.32%, 01/15/2020	79,000	79,116
World Omni Automobile Lease Securitization Trust Series 2012-A, Class A3 0.93%, 11/16/2015	26,645	26,676

Total Asset-Backed Securities (cost $41,874,534)		42,013,158

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
City of Los Angeles Department of Airports (Revenue Bonds) 6.58%, 05/15/2039	65,000	82,032
Ohio State University (Revenue Bonds) Series A 4.80%, 06/01/2111	130,000	134,311
Port Authority of New York & New Jersey (Revenue Bonds)
4.46%, 10/01/2062	280,000	285,395
Series B
5.65%, 11/01/2040	100,000	120,887
State of Illinois (General Obligation Unlimited) 5.10%, 06/01/2033	200,000	200,404

Total Municipal Government Obligations (cost $793,079)		823,029

	Principal	Value
CORPORATE DEBT SECURITIES - 13.5%
Aerospace & Defense - 0.1%
Airbus Group Finance BV 2.70%, 04/17/2023 - 144A	$ 43,000	$ 41,408
BAE Systems Holdings, Inc. 6.38%, 06/01/2019 - 144A	30,000	34,594
BAE Systems PLC 5.80%, 10/11/2041 - 144A	92,000	108,573
Boeing Co. 7.95%, 08/15/2024	30,000	42,053
Lockheed Martin Corp. 4.07%, 12/15/2042	57,000	54,952
Northrop Grumman Systems Corp. 7.75%, 02/15/2031	40,000	55,097
Precision Castparts Corp. 0.70%, 12/20/2015	32,000	32,068
United Technologies Corp.
1.80%, 06/01/2017	27,000	27,578
3.10%, 06/01/2022	64,000	64,825
4.50%, 06/01/2042	86,000	90,073
Air Freight & Logistics - 0.0% (G)
United Parcel Service of America, Inc.
8.38%, 04/01/2020	35,000	45,703
8.38%, 04/01/2030 (H)	55,000	80,365
United Parcel Service, Inc. 2.45%, 10/01/2022	29,000	28,140
Airlines - 0.1%
Air Canada Pass-Through Trust 4.13%, 11/15/2026 - 144A	51,736	52,383
American Airlines Pass-Through Trust 4.95%, 07/15/2024 - 144A	194,080	210,092
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	31,092	31,714
5.98%, 10/19/2023	42,137	47,194
Delta Air Lines, Inc., Pass-Through Trust
4.75%, 11/07/2021	95,957	104,113
5.30%, 10/15/2020	18,766	20,690
Auto Components - 0.0% (G)
Johnson Controls, Inc.
3.75%, 12/01/2021	66,000	68,927
4.95%, 07/02/2064	20,000	20,260
5.25%, 12/01/2041	100,000	110,469
Automobiles - 0.2%
Daimler Finance North America LLC
1.65%, 04/10/2015 - 144A	150,000	151,446
2.38%, 08/01/2018 - 144A	151,000	154,672
2.63%, 09/15/2016 - 144A	150,000	154,982
2.95%, 01/11/2017 - 144A	150,000	155,995
Nissan Motor Acceptance Corp. 1.80%, 03/15/2018 - 144A	97,000	97,035
Toyota Motor Credit Corp., Series MTN 2.00%, 09/15/2016 - 10/24/2018	330,000	336,984
2.05%, 01/12/2017	100,000	102,722
3.20%, 06/17/2015	58,000	59,593
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc. 3.70%, 02/01/2024	160,000	164,209
Anheuser-Busch InBev Worldwide, Inc. 7.75%, 01/15/2019	165,000	203,847

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Beverages (continued)
Diageo Capital PLC
1.50%, 05/11/2017	$ 38,000	$ 38,435
4.83%, 07/15/2020	25,000	28,183
Diageo Investment Corp. 8.00%, 09/15/2022	100,000	130,944
FBG Finance Pty, Ltd. 5.13%, 06/15/2015 - 144A	75,000	78,098
Heineken NV 1.40%, 10/01/2017 - 144A	40,000	39,981
PepsiCo, Inc.
0.44%, 02/26/2016 (C)	45,000	45,046
0.80%, 08/25/2014	10,000	10,009
1.25%, 08/13/2017	180,000	180,594
3.00%, 08/25/2021	20,000	20,301
7.90%, 11/01/2018	5,000	6,224
Biotechnology - 0.2%
Amgen, Inc.
3.63%, 05/22/2024	382,000	385,378
3.88%, 11/15/2021	100,000	105,531
4.50%, 03/15/2020	12,000	13,002
5.15%, 11/15/2041	200,000	214,607
5.65%, 06/15/2042	25,000	28,516
5.70%, 02/01/2019	50,000	57,845
5.75%, 03/15/2040	41,000	47,586
Celgene Corp.
3.25%, 08/15/2022	147,000	146,674
3.63%, 05/15/2024	66,000	66,154
Capital Markets - 1.0%
Ameriprise Financial, Inc. 4.00%, 10/15/2023	200,000	210,846
Bank of New York Mellon Corp. 3.55%, 09/23/2021	90,000	94,601
Bank of New York Mellon Corp., Series MTN 1.20%, 02/20/2015	45,000	45,227
2.40%, 01/17/2017 (A)	149,000	154,269
2.95%, 06/18/2015	60,000	61,524
3.65%, 02/04/2024	167,000	172,203
4.60%, 01/15/2020	30,000	33,502
BlackRock, Inc.
3.38%, 06/01/2022	120,000	123,864
6.25%, 09/15/2017	100,000	115,152
Charles Schwab Corp. 3.23%, 09/01/2022	20,000	20,155
Credit Suisse USA, Inc. 5.13%, 08/15/2015	125,000	131,434
Goldman Sachs Group, Inc.
2.63%, 01/31/2019 (A)	136,000	137,848
2.90%, 07/19/2018	95,000	97,876
3.30%, 05/03/2015	300,000	306,663
3.63%, 02/07/2016 - 01/22/2023	95,000	96,169
5.25%, 07/27/2021	53,000	59,515
5.75%, 01/24/2022	120,000	138,862
5.95%, 01/18/2018	155,000	176,088
6.15%, 04/01/2018	150,000	172,023
6.25%, 09/01/2017	90,000	102,461
Goldman Sachs Group, Inc., Series MTN 1.60%, 11/23/2015	133,000	134,380

	Principal	Value
Capital Markets (continued)
Goldman Sachs Group, Inc., (continued)
3.70%, 08/01/2015	$ 20,000	$ 20,628
3.85%, 07/08/2024	289,000	288,402
4.00%, 03/03/2024	320,000	325,747
5.38%, 03/15/2020	125,000	141,597
6.00%, 06/15/2020	188,000	219,134
7.50%, 02/15/2019	460,000	561,364
Macquarie Group, Ltd.
6.00%, 01/14/2020 - 144A	100,000	113,284
6.25%, 01/14/2021 - 144A	100,000	114,573
7.30%, 08/01/2014 - 144A (A)	75,000	75,391
7.63%, 08/13/2019 - 144A	75,000	90,933
Morgan Stanley
1.75%, 02/25/2016	71,000	72,008
5.75%, 01/25/2021	100,000	116,162
Morgan Stanley, Series MTN
5.00%, 11/24/2025	124,000	132,254
5.50%, 07/24/2020	138,000	158,669
5.50%, 07/28/2021 (A)	25,000	28,721
5.63%, 09/23/2019	200,000	230,042
7.30%, 05/13/2019	200,000	244,549
Nomura Holdings, Inc. 5.00%, 03/04/2015 (A)	75,000	77,102
State Street Corp.
3.10%, 05/15/2023 (A)	48,000	47,135
3.70%, 11/20/2023	231,000	239,606
Chemicals - 0.2%
Dow Chemical Co.
3.00%, 11/15/2022	81,000	79,665
4.13%, 11/15/2021 (A)	61,000	65,465
4.25%, 11/15/2020	38,000	41,309
5.25%, 11/15/2041	45,000	48,971
E.I. du Pont de Nemours & Co.
1.95%, 01/15/2016	58,000	59,272
4.90%, 01/15/2041	25,000	27,236
6.00%, 07/15/2018	150,000	175,250
Ecolab, Inc. 1.45%, 12/08/2017	56,000	56,072
Monsanto Co.
2.75%, 07/15/2021 (D)	83,000	82,968
4.20%, 07/15/2034 (D)	35,000	35,325
4.70%, 07/15/2064 (D)	36,000	36,139
Mosaic Co.
3.75%, 11/15/2021	31,000	32,242
4.25%, 11/15/2023 (A)	142,000	149,903
4.88%, 11/15/2041	8,000	8,165
5.45%, 11/15/2033	91,000	101,969
5.63%, 11/15/2043 (A)	42,000	47,860
PPG Industries, Inc. 6.65%, 03/15/2018	120,000	139,770
Union Carbide Corp. 7.50%, 06/01/2025	175,000	222,720
Commercial Banks - 2.6%
ABN AMRO Bank NV 2.50%, 10/30/2018 - 144A	200,000	202,934
Australia & New Zealand Banking Group, Ltd. 2.40%, 11/23/2016 - 144A	250,000	258,741
Australia & New Zealand Banking Group, Ltd., Series MTN 4.88%, 01/12/2021 - 144A	100,000	112,702

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Commercial Banks (continued)
Bank of America Corp.
2.00%, 01/11/2018	$ 300,000	$ 301,936
4.10%, 07/24/2023	126,000	130,771
5.88%, 01/05/2021	70,000	81,897
Bank of America Corp., Series MTN
2.65%, 04/01/2019	500,000	506,800
3.30%, 01/11/2023	79,000	77,867
4.00%, 04/01/2024	365,000	372,494
5.45%, 07/15/2014	235,000	235,508
6.40%, 08/28/2017	395,000	451,200
6.88%, 04/25/2018	60,000	70,688
Bank of Montreal, Series MTN
1.40%, 09/11/2017	271,000	271,745
2.55%, 11/06/2022	85,000	82,280
Bank of Nova Scotia
1.65%, 10/29/2015 - 144A	100,000	101,609
2.55%, 01/12/2017	300,000	311,324
Banque Federative du Credit Mutuel SA 1.70%, 01/20/2017 - 144A (A)	200,000	201,659
Barclays Bank PLC
2.25%, 05/10/2017 - 144A	200,000	206,158
2.75%, 02/23/2015	310,000	314,673
BB&T Corp. 4.90%, 06/30/2017	30,000	32,760
BB&T Corp., Series MTN 1.60%, 08/15/2017	131,000	132,197
3.95%, 04/29/2016	50,000	52,937
6.85%, 04/30/2019	75,000	91,118
BNZ International Funding, Ltd. 2.35%, 03/04/2019 - 144A	250,000	250,992
Canadian Imperial Bank of Commerce 0.90%, 10/01/2015	87,000	87,427
Citigroup, Inc.
1.25%, 01/15/2016	50,000	50,301
2.25%, 08/07/2015	300,000	304,926
3.38%, 03/01/2023	58,000	57,778
3.75%, 06/16/2024	227,000	227,634
4.45%, 01/10/2017	425,000	457,729
5.30%, 05/06/2044	77,000	80,315
5.50%, 09/13/2025	115,000	128,279
5.88%, 01/30/2042	45,000	53,834
Commonwealth Bank of Australia 2.25%, 03/16/2017 - 144A	250,000	257,931
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017	34,000	36,004
4.50%, 01/11/2021	150,000	164,954
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Series MTN
2.13%, 10/13/2015	52,000	53,153
3.88%, 02/08/2022	118,000	124,998
Deutsche Bank AG
3.25%, 01/11/2016	100,000	103,761
3.70%, 05/30/2024	267,000	267,081
6.00%, 09/01/2017	100,000	113,666
DNB Boligkreditt AS 2.10%, 10/14/2016 - 144A	200,000	204,160

	Principal	Value
Commercial Banks (continued)
Fifth Third Bancorp 2.30%, 03/01/2019	$ 60,000	$ 60,313
HSBC Bank PLC
1.63%, 07/07/2015 - 144A	200,000	200,156
4.75%, 01/19/2021 - 144A	225,000	250,840
HSBC Holdings PLC
4.00%, 03/30/2022	107,000	113,837
4.88%, 01/14/2022 (A)	160,000	179,559
6.10%, 01/14/2042	150,000	189,066
HSBC USA, Inc.
1.63%, 01/16/2018	100,000	100,224
2.38%, 02/13/2015	200,000	202,489
ING Bank NV 3.75%, 03/07/2017 - 144A	200,000	212,734
KeyCorp, Series MTN 5.10%, 03/24/2021	100,000	113,310
Macquarie Bank, Ltd.
2.00%, 08/15/2016 - 144A	62,000	63,126
5.00%, 02/22/2017 - 144A	313,000	341,107
Macquarie Bank, Ltd., Series MTN 2.60%, 06/24/2019 - 144A	117,000	117,739
National Australia Bank, Ltd.
2.00%, 06/20/2017 - 144A (A)	250,000	255,760
2.75%, 09/28/2015 - 144A	200,000	205,450
3.75%, 03/02/2015 - 144A	100,000	102,230
Nordea Bank AB
1.63%, 05/15/2018 - 144A	350,000	348,242
3.13%, 03/20/2017 - 144A	350,000	368,688
Oversea-Chinese Banking Corp., Ltd. 1.63%, 03/13/2015 - 144A	200,000	201,491
PNC Financial Services Group, Inc. 3.90%, 04/29/2024	91,000	92,728
PNC Funding Corp.
3.30%, 03/08/2022	101,000	103,001
4.38%, 08/11/2020	67,000	73,123
5.13%, 02/08/2020 (A)	65,000	74,248
5.25%, 11/15/2015	25,000	26,535
5.63%, 02/01/2017	25,000	27,651
6.70%, 06/10/2019 (A)	50,000	60,482
Royal Bank of Canada 2.00%, 10/01/2018	159,000	161,102
Royal Bank of Canada, Series MTN 2.20%, 07/27/2018 (A)	300,000	306,352
Stadshypotek AB 1.88%, 10/02/2019 - 144A	250,000	246,998
Standard Chartered PLC 5.20%, 01/26/2024 - 144A (A)	200,000	213,302
Toronto-Dominion Bank 1.50%, 03/13/2017 - 144A	200,000	202,724
U.S. Bancorp, Series MTN
1.65%, 05/15/2017	96,000	97,466
2.88%, 11/20/2014	42,000	42,434
3.00%, 03/15/2022	83,000	83,869
4.13%, 05/24/2021	34,000	36,963
UBS AG 5.75%, 04/25/2018	100,000	114,654
Wachovia Corp., Series MTN 5.75%, 02/01/2018	475,000	543,778

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Commercial Banks (continued)
Wells Fargo & Co.
2.63%, 12/15/2016	$ 274,000	$ 284,799
3.68%, 06/15/2016 (H)	100,000	105,530
Wells Fargo & Co., Series MTN
3.50%, 03/08/2022	150,000	155,044
4.10%, 06/03/2026	258,000	261,250
4.60%, 04/01/2021	50,000	55,637
Wells Fargo Bank NA 6.00%, 11/15/2017	250,000	286,426
Westpac Banking Corp. 2.45%, 11/28/2016 - 144A (A)	250,000	259,017
Commercial Services & Supplies - 0.1%
ADT Corp.
3.50%, 07/15/2022	186,000	169,260
4.13%, 06/15/2023 (A)	29,000	26,752
4.88%, 07/15/2042	46,000	38,410
Eaton Corp.
1.50%, 11/02/2017	22,000	22,027
4.00%, 11/02/2032	21,000	21,013
7.63%, 04/01/2024	75,000	95,666
ERAC USA Finance LLC
2.75%, 03/15/2017 - 144A	48,000	49,502
4.50%, 08/16/2021 - 144A	36,000	39,167
5.63%, 03/15/2042 - 144A	59,000	66,742
6.70%, 06/01/2034 - 144A	82,000	102,633
Ingersoll-Rand Global Holding Co., Ltd. 4.25%, 06/15/2023	81,000	85,212
Republic Services, Inc. 3.55%, 06/01/2022	54,000	55,823
Waste Management, Inc. 7.38%, 03/11/2019	35,000	42,769
Communications Equipment - 0.1%
Cisco Systems, Inc.
2.90%, 03/04/2021	110,000	111,689
3.63%, 03/04/2024	450,000	462,534
5.50%, 02/22/2016	50,000	54,037
5.90%, 02/15/2039	70,000	85,448
Computers & Peripherals - 0.2%
Apple, Inc.
0.47%, 05/03/2018 (C)	138,000	138,004
2.40%, 05/03/2023 (A)	256,000	241,841
2.85%, 05/06/2021	252,000	254,171
Dell, Inc. 7.10%, 04/15/2028	25,000	25,750
EMC Corp.
1.88%, 06/01/2018	150,000	150,991
3.38%, 06/01/2023	150,000	151,791
Hewlett-Packard Co.
4.38%, 09/15/2021	24,000	25,734
6.00%, 09/15/2041	82,000	94,385
Construction & Engineering - 0.0% (G)
ABB Finance USA, Inc.
1.63%, 05/08/2017	28,000	28,352
2.88%, 05/08/2022	29,000	28,796
4.38%, 05/08/2042	17,000	17,351
Fluor Corp. 3.38%, 09/15/2021	70,000	72,117

	Principal	Value
Consumer Finance - 0.3%
American Express Co. 7.00%, 03/19/2018	$ 50,000	$ 59,458
American Express Credit Corp., Series MTN
2.80%, 09/19/2016	111,000	115,576
5.13%, 08/25/2014	75,000	75,535
Capital One Bank USA NA 3.38%, 02/15/2023	300,000	297,973
Capital One Financial Corp.
1.00%, 11/06/2015	68,000	68,186
3.50%, 06/15/2023	121,000	121,405
Caterpillar Financial Services Corp., Series MTN 1.00%, 11/25/2016	200,000	200,832
2.85%, 06/01/2022 (A)	46,000	45,722
7.05%, 10/01/2018	125,000	151,373
John Deere Capital Corp.
1.20%, 10/10/2017	98,000	97,682
2.80%, 01/27/2023 (A)	73,000	71,925
John Deere Capital Corp., Series MTN
1.13%, 06/12/2017	200,000	200,424
2.25%, 04/17/2019	40,000	40,455
3.15%, 10/15/2021	33,000	33,841
PACCAR Financial Corp., Series MTN 1.60%, 03/15/2017	53,000	53,654
Diversified Financial Services - 1.4%
American Honda Finance Corp.
1.60%, 02/16/2018 - 144A	213,000	213,675
2.13%, 10/10/2018	67,000	68,063
2.60%, 09/20/2016 - 144A	205,000	213,070
Bank of America Corp.
5.63%, 07/01/2020	170,000	195,574
5.75%, 12/01/2017	65,000	73,315
7.63%, 06/01/2019	50,000	61,759
Bank of America Corp., Series MTN
5.00%, 05/13/2021	340,000	379,505
5.65%, 05/01/2018	20,000	22,671
Berkshire Hathaway, Inc.
3.40%, 01/31/2022	202,000	209,504
3.75%, 08/15/2021 (A)	134,000	143,491
Blackstone Holdings Finance Co. LLC 5.88%, 03/15/2021 - 144A	170,000	197,362
CDP Financial, Inc. 4.40%, 11/25/2019 - 144A	250,000	278,053
Citigroup, Inc.
4.50%, 01/14/2022	65,000	70,655
4.59%, 12/15/2015	66,000	69,574
4.75%, 05/19/2015	34,000	35,242
5.00%, 09/15/2014	400,000	403,542
5.38%, 08/09/2020	61,000	69,902
6.00%, 08/15/2017	300,000	339,562
6.01%, 01/15/2015	34,000	35,025
8.13%, 07/15/2039	50,000	75,049
8.50%, 05/22/2019	150,000	191,729
CME Group, Inc.
3.00%, 09/15/2022	125,000	124,402
5.30%, 09/15/2043	32,000	36,927
Conoco Funding Co. 7.25%, 10/15/2031	25,000	35,301

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Diversified Financial Services (continued)
ConocoPhillips Canada Funding Co. I 5.63%, 10/15/2016	$ 100,000	$ 110,800
Countrywide Financial Corp. 6.25%, 05/15/2016	75,000	81,841
Ford Motor Credit Co. LLC
2.38%, 03/12/2019	200,000	200,971
2.88%, 10/01/2018 (A)	200,000	207,008
3.00%, 06/12/2017	400,000	417,300
3.98%, 06/15/2016	200,000	211,334
General Electric Capital Corp.
1.00%, 12/11/2015	17,000	17,131
1.63%, 07/02/2015	250,000	253,180
2.10%, 12/11/2019	20,000	19,990
2.25%, 11/09/2015	225,000	230,149
5.30%, 02/11/2021 (A)	25,000	28,428
General Electric Capital Corp., Series MTN
1.60%, 11/20/2017	127,000	127,787
2.30%, 04/27/2017	75,000	77,464
3.15%, 09/07/2022	300,000	301,370
4.38%, 09/16/2020	50,000	55,221
4.63%, 01/07/2021	190,000	211,572
4.65%, 10/17/2021	200,000	222,408
5.50%, 01/08/2020	180,000	208,657
5.63%, 05/01/2018	445,000	509,897
6.75%, 03/15/2032	210,000	277,023
IntercontinentalExchange, Inc.
2.50%, 10/15/2018	38,000	38,871
4.00%, 10/15/2023	88,000	92,772
Invesco Finance PLC 4.00%, 01/30/2024	71,000	74,182
Jefferies Group LLC
6.45%, 06/08/2027	75,000	85,102
8.50%, 07/15/2019	180,000	225,000
MassMutual Global Funding II
2.00%, 04/05/2017 - 144A	200,000	204,464
2.50%, 10/17/2022 - 144A (A)	100,000	96,238
Murray Street Investment Trust I 4.65%, 03/09/2017 (H)	100,000	108,078
Principal Life Global Funding I 5.05%, 03/15/2015 - 144A	100,000	103,170
Private Export Funding Corp. 3.55%, 01/15/2024	150,000	157,238
Diversified Telecommunication Services - 0.8%
AT&T, Inc.
0.90%, 02/12/2016	252,000	252,667
3.88%, 08/15/2021	75,000	79,789
4.30%, 12/15/2042	373,000	353,087
4.35%, 06/15/2045	49,000	46,448
4.45%, 05/15/2021	50,000	54,903
5.35%, 09/01/2040	113,000	122,912
5.50%, 02/01/2018	105,000	118,823
6.30%, 01/15/2038	50,000	60,509
BellSouth Corp. 5.20%, 09/15/2014	105,000	106,026
BellSouth Telecommunications LLC 6.30%, 12/15/2015	12,500	12,800
British Telecommunications PLC 9.63%, 12/15/2030	150,000	238,913

	Principal	Value
Diversified Telecommunication Services (continued)
Centel Capital Corp. 9.00%, 10/15/2019	$ 40,000	$ 48,675
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 - 144A	150,000	153,887
4.88%, 07/08/2014	75,000	75,046
8.75%, 06/15/2030	75,000	109,687
GTP Acquisition Partners I LLC 4.35%, 06/15/2041 - 144A	102,000	105,492
Nippon Telegraph & Telephone Corp. 1.40%, 07/18/2017	27,000	27,160
Orange SA
2.75%, 09/14/2016	70,000	72,620
9.00%, 03/01/2031	125,000	188,131
Qwest Corp. 6.75%, 12/01/2021	148,000	171,345
Telefonica Emisiones SAU
3.19%, 04/27/2018	150,000	156,761
5.88%, 07/15/2019	40,000	46,375
Verizon Communications, Inc.
2.50%, 09/15/2016	40,000	41,230
3.45%, 03/15/2021	72,000	74,405
4.15%, 03/15/2024	261,000	272,524
4.50%, 09/15/2020	229,000	251,898
6.40%, 09/15/2033 - 02/15/2038	353,000	432,043
7.75%, 12/01/2030	100,000	137,142
Verizon Global Funding Corp. 5.85%, 09/15/2035	25,000	29,202
Verizon Pennsylvania LLC
6.00%, 12/01/2028	100,000	108,823
8.35%, 12/15/2030	400,000	520,820
8.75%, 08/15/2031	150,000	200,979
Electric Utilities - 0.8%
Alabama Power Co. 6.13%, 05/15/2038	11,000	14,055
American Electric Power Co., Inc. 1.65%, 12/15/2017	32,000	32,170
Appalachian Power Co. 6.70%, 08/15/2037	50,000	65,619
Arizona Public Service Co. 4.50%, 04/01/2042	28,000	29,227
Baltimore Gas & Electric Co. 2.80%, 08/15/2022	95,000	93,396
Cleveland Electric Illuminating Co. 7.88%, 11/01/2017	50,000	59,935
DTE Electric Co. 2.65%, 06/15/2022	20,000	19,653
Duke Energy Carolinas LLC
4.25%, 12/15/2041	21,000	21,377
6.00%, 01/15/2038	48,000	61,260
Duke Energy Indiana, Inc.
3.75%, 07/15/2020	100,000	106,907
6.35%, 08/15/2038 (A)	80,000	105,483
Duke Energy Progress, Inc.
2.80%, 05/15/2022	48,000	47,744
3.00%, 09/15/2021	55,000	56,086
4.10%, 05/15/2042 - 03/15/2043	107,000	105,687
5.30%, 01/15/2019	70,000	80,068
Electricite de France SA
2.15%, 01/22/2019 - 144A (A)	80,000	80,451
6.00%, 01/22/2114 - 144A (A)	150,000	169,389

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Electric Utilities (continued)
Florida Power & Light Co.
5.95%, 10/01/2033 (A)	$ 250,000	$ 314,995
5.95%, 02/01/2038	50,000	63,630
Hydro-Quebec 9.40%, 02/01/2021	250,000	341,046
Indiana Michigan Power Co.
3.20%, 03/15/2023	125,000	124,095
7.00%, 03/15/2019	30,000	36,444
Jersey Central Power & Light Co. 7.35%, 02/01/2019	15,000	18,123
John Sevier Combined Cycle Generation LLC 4.63%, 01/15/2042	67,194	70,179
Kansas City Power & Light Co.
3.15%, 03/15/2023	71,000	70,778
5.30%, 10/01/2041	100,000	111,642
Nevada Power Co.
5.38%, 09/15/2040	12,000	14,121
5.45%, 05/15/2041	50,000	60,192
6.50%, 08/01/2018	50,000	59,119
NextEra Energy Capital Holdings, Inc.
1.20%, 06/01/2015	29,000	29,177
2.40%, 09/15/2019	53,000	53,286
6.00%, 03/01/2019	25,000	29,128
7.88%, 12/15/2015	30,000	33,025
Niagara Mohawk Power Corp. 4.88%, 08/15/2019 - 144A	40,000	44,733
NiSource Finance Corp. 5.80%, 02/01/2042	118,000	135,190
Ohio Power Co.
5.38%, 10/01/2021 (A)	50,000	58,365
6.05%, 05/01/2018	30,000	34,542
Oncor Electric Delivery Co. LLC
6.80%, 09/01/2018	65,000	77,290
7.00%, 09/01/2022 (A)	50,000	63,896
Pacific Gas & Electric Co.
2.45%, 08/15/2022	68,000	65,009
3.25%, 06/15/2023 (A)	50,000	49,938
4.45%, 04/15/2042	17,000	17,383
4.50%, 12/15/2041	96,000	98,297
6.05%, 03/01/2034	100,000	123,671
PacifiCorp
3.60%, 04/01/2024 (A)	105,000	108,879
3.85%, 06/15/2021	100,000	107,334
5.65%, 07/15/2018	25,000	28,563
PECO Energy Co.
2.38%, 09/15/2022	100,000	96,078
5.35%, 03/01/2018	50,000	56,190
Progress Energy, Inc. 3.15%, 04/01/2022 (A)	54,000	54,161
Public Service Co. of Colorado
2.25%, 09/15/2022	63,000	60,092
5.80%, 08/01/2018	20,000	22,955
6.50%, 08/01/2038	45,000	60,752
Public Service Co. of Oklahoma 4.40%, 02/01/2021	30,000	32,891
Public Service Electric & Gas Co., Series MTN
5.30%, 05/01/2018	30,000	34,048
5.38%, 11/01/2039	14,000	16,697

	Principal	Value
Electric Utilities (continued)
South Carolina Electric & Gas Co. 4.50%, 06/01/2064	$ 26,000	$ 26,312
Southern California Edison Co.
3.50%, 10/01/2023	106,000	109,892
3.90%, 12/01/2041	30,000	29,018
4.15%, 09/15/2014	25,000	25,189
5.50%, 08/15/2018	65,000	74,285
6.05%, 03/15/2039	60,000	76,634
Southern Co. 1.95%, 09/01/2016	13,000	13,305
State Grid Overseas Investment 2013, Ltd. 1.75%, 05/22/2018 - 144A	200,000	196,692
Virginia Electric and Power Co.
2.95%, 01/15/2022	27,000	27,299
3.45%, 02/15/2024	21,000	21,482
5.40%, 04/30/2018	100,000	113,734
Wisconsin Electric Power Co. 2.95%, 09/15/2021	2,000	2,038
Xcel Energy, Inc.
0.75%, 05/09/2016	27,000	27,028
4.80%, 09/15/2041 (A)	9,000	9,687
6.50%, 07/01/2036	80,000	104,469
Electronic Equipment & Instruments - 0.1%
Arrow Electronics, Inc.
3.00%, 03/01/2018	39,000	40,322
3.38%, 11/01/2015	120,000	123,838
4.50%, 03/01/2023	30,000	31,354
6.88%, 06/01/2018	40,000	46,308
7.50%, 01/15/2027	126,000	155,524
Energy Equipment & Services - 0.3%
Cameron International Corp.
1.60%, 04/30/2015	26,000	26,201
4.00%, 12/15/2023	14,000	14,507
Enterprise Products Operating LLC
3.90%, 02/15/2024	58,000	59,999
5.10%, 02/15/2045	39,000	41,631
Halliburton Co.
3.50%, 08/01/2023	107,000	109,734
7.45%, 09/15/2039	100,000	144,780
7.60%, 08/15/2096 - 144A	50,000	74,542
National Oilwell Varco, Inc. 1.35%, 12/01/2017	26,000	26,007
Noble Holding International, Ltd.
3.95%, 03/15/2022 (A)	11,000	11,267
5.25%, 03/15/2042	9,000	9,321
Schlumberger Investment SA 3.30%, 09/14/2021 - 144A	41,000	42,527
Spectra Energy Capital LLC
3.30%, 03/15/2023	30,000	28,712
5.65%, 03/01/2020	150,000	169,227
8.00%, 10/01/2019	120,000	151,403
Texas Eastern Transmission, LP 2.80%, 10/15/2022 - 144A	81,000	76,358
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	100,000	103,198
7.13%, 01/15/2019	70,000	85,212
Transocean, Inc.
3.80%, 10/15/2022	49,000	48,496
6.38%, 12/15/2021	26,000	30,078

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Energy Equipment & Services (continued)
Transocean, Inc. (continued)
6.50%, 11/15/2020 (A)	$ 175,000	$ 202,398
7.35%, 12/15/2041	20,000	25,345
7.50%, 04/15/2031	25,000	30,246
Weatherford International, Ltd. 9.88%, 03/01/2039	100,000	155,473
Food & Staples Retailing - 0.2%
CVS Caremark Corp.
4.00%, 12/05/2023	89,000	93,136
5.30%, 12/05/2043	58,000	65,567
5.75%, 05/15/2041	40,000	47,961
6.13%, 09/15/2039	20,000	24,904
Kroger Co.
2.20%, 01/15/2017	33,000	33,861
4.00%, 02/01/2024	135,000	140,050
5.00%, 04/15/2042	130,000	137,406
5.40%, 07/15/2040	12,000	13,235
6.15%, 01/15/2020	50,000	58,703
6.40%, 08/15/2017	55,000	63,009
7.50%, 04/01/2031	150,000	197,677
Walgreen Co. 3.10%, 09/15/2022	117,000	114,947
Food Products - 0.2%
Archer-Daniels-Midland Co. 5.94%, 10/01/2032	25,000	30,597
Bunge NA Finance, LP 5.90%, 04/01/2017	16,000	17,755
Bunge, Ltd. Finance Corp. 8.50%, 06/15/2019	55,000	69,114
Cargill, Inc.
3.30%, 03/01/2022 - 144A	70,000	69,922
6.00%, 11/27/2017 - 144A	100,000	114,067
ConAgra Foods, Inc.
1.30%, 01/25/2016	30,000	30,249
2.10%, 03/15/2018	29,000	29,093
Kellogg Co. 1.75%, 05/17/2017 (A)	38,000	38,452
Kraft Foods Group, Inc.
3.50%, 06/06/2022	64,000	65,713
5.00%, 06/04/2042	59,000	63,077
6.13%, 08/23/2018	73,000	84,729
6.50%, 02/09/2040	75,000	95,110
6.88%, 01/26/2039	247,000	323,054
Mondelez International, Inc. 4.00%, 02/01/2024	150,000	155,369
Gas Utilities - 0.1%
AGL Capital Corp.
3.50%, 09/15/2021	75,000	77,977
4.40%, 06/01/2043	63,000	64,341
5.88%, 03/15/2041	146,000	179,364
6.38%, 07/15/2016	100,000	110,326
Atmos Energy Corp.
4.15%, 01/15/2043	138,000	137,090
8.50%, 03/15/2019	35,000	44,763
Boston Gas Co. 4.49%, 02/15/2042 - 144A (A)	26,000	26,654
CenterPoint Energy Resources Corp. 5.85%, 01/15/2041 (A)	100,000	122,214

	Principal	Value
Health Care Equipment & Supplies - 0.0% (G)
Baxter International, Inc. 1.85%, 06/15/2018	$ 29,000	$ 29,044
Health Care Providers & Services - 0.1%
Aetna, Inc.
4.50%, 05/15/2042	26,000	26,453
6.75%, 12/15/2037	50,000	66,456
Express Scripts Holding Co. 3.50%, 06/15/2024	150,000	148,429
McKesson Corp. 0.95%, 12/04/2015	19,000	19,077
UnitedHealth Group, Inc.
2.75%, 02/15/2023	23,000	22,291
2.88%, 03/15/2023 (A)	50,000	49,049
3.38%, 11/15/2021	94,000	96,511
6.63%, 11/15/2037	80,000	106,104
Ventas Realty, LP 3.75%, 05/01/2024	44,000	43,940
WellPoint, Inc.
2.30%, 07/15/2018	70,000	71,314
3.13%, 05/15/2022	62,000	61,908
3.30%, 01/15/2023	28,000	27,967
4.63%, 05/15/2042	50,000	50,907
4.65%, 01/15/2043	54,000	54,903
Household Products - 0.0% (G)
Kimberly-Clark Corp.
2.40%, 03/01/2022 (A)	20,000	19,497
7.50%, 11/01/2018	15,000	18,501
Independent Power Producers & Energy Traders - 0.0% (G)
Exelon Generation Co., LLC 4.00%, 10/01/2020	60,000	63,254
PSEG Power LLC
4.15%, 09/15/2021	33,000	34,857
4.30%, 11/15/2023 (A)	37,000	38,665
5.13%, 04/15/2020	92,000	103,037
Industrial Conglomerates - 0.1%
General Electric Co.
2.70%, 10/09/2022	64,000	62,851
3.38%, 03/11/2024	131,000	133,485
Koninklijke Philips NV
3.75%, 03/15/2022	100,000	105,147
5.75%, 03/11/2018	14,000	15,966
7.20%, 06/01/2026	20,000	25,113
Insurance - 0.7%
AIG SunAmerica Global Financing X 6.90%, 03/15/2032 - 144A	200,000	266,549
Allstate Corp. 3.15%, 06/15/2023 (A)	41,000	41,140
American International Group, Inc. 4.13%, 02/15/2024	71,000	74,737
Aon Corp.
3.50%, 09/30/2015	23,000	23,789
6.25%, 09/30/2040	18,000	22,403
Berkshire Hathaway Finance Corp.
1.30%, 05/15/2018	97,000	96,166
2.45%, 12/15/2015	33,000	33,935
2.90%, 10/15/2020	89,000	91,661
3.00%, 05/15/2022 (A)	25,000	25,137
4.30%, 05/15/2043 (A)	83,000	82,457

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Insurance (continued)
Berkshire Hathaway Finance Corp. (continued)
4.40%, 05/15/2042	$ 221,000	$ 223,490
5.40%, 05/15/2018 (A)	50,000	57,186
CNA Financial Corp.
5.85%, 12/15/2014	50,000	51,249
5.88%, 08/15/2020	45,000	52,659
Liberty Mutual Group, Inc. 5.00%, 06/01/2021 - 144A	47,000	51,699
Lincoln National Corp.
4.20%, 03/15/2022 (A)	32,000	34,131
4.85%, 06/24/2021	12,000	13,331
Massachusetts Mutual Life Insurance Co. 5.38%, 12/01/2041 - 144A	26,000	29,563
MetLife of Connecticut Global Funding I 5.13%, 08/15/2014 - 144A	100,000	100,538
Metropolitan Life Global Funding I
1.50%, 01/10/2018 - 144A	107,000	106,236
1.70%, 06/29/2015 - 144A	107,000	108,189
1.88%, 06/22/2018 - 144A	150,000	150,431
2.50%, 09/29/2015 - 144A	325,000	332,935
3.65%, 06/14/2018 - 144A	125,000	132,993
3.88%, 04/11/2022 - 144A	200,000	211,817
Nationwide Mutual Insurance Co. 9.38%, 08/15/2039 - 144A	195,000	303,491
New York Life Global Funding
0.80%, 02/12/2016 - 144A	75,000	75,211
1.30%, 01/12/2015 - 144A	100,000	100,494
2.15%, 06/18/2019 - 144A	293,000	294,517
3.00%, 05/04/2015 - 144A	250,000	254,896
Pacific Life Insurance Co. 9.25%, 06/15/2039 - 144A	150,000	230,749
Principal Financial Group, Inc. 1.85%, 11/15/2017	13,000	13,066
Principal Life Global Funding II 1.00%, 12/11/2015 - 144A	47,000	47,250
Prudential Insurance Co. of America 8.30%, 07/01/2025 - 144A	150,000	204,572
Travelers Cos., Inc. 5.80%, 05/15/2018	50,000	57,422
Internet Software & Services - 0.0% (G)
eBay, Inc. 3.25%, 10/15/2020	55,000	56,955
IT Services - 0.2%
International Business Machines Corp.
1.25%, 02/06/2017	100,000	100,813
1.63%, 05/15/2020	348,000	335,361
6.22%, 08/01/2027	250,000	314,962
Xerox Corp.
2.95%, 03/15/2017 (A)	26,000	27,140
5.63%, 12/15/2019 (A)	80,000	91,835
6.75%, 02/01/2017	50,000	56,729
Life Sciences Tools & Services - 0.0% (G)
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	22,000	22,032
4.15%, 02/01/2024	69,000	72,157
Machinery - 0.1%
Caterpillar, Inc. 2.60%, 06/26/2022	35,000	34,144

	Principal	Value
Machinery (continued)
Deere & Co.
2.60%, 06/08/2022	$ 74,000	$ 72,354
3.90%, 06/09/2042	32,000	30,456
Illinois Tool Works, Inc.
3.50%, 03/01/2024	100,000	102,494
3.90%, 09/01/2042	280,000	263,996
Ingersoll-Rand Co. 6.39%, 11/15/2027	25,000	29,748
Parker Hannifin Corp., Series MTN 5.50%, 05/15/2018	20,000	22,626
Media - 0.7%
21st Century Fox America, Inc.
6.65%, 11/15/2037	50,000	63,487
7.30%, 04/30/2028	50,000	63,185
8.88%, 04/26/2023	80,000	107,827
9.50%, 07/15/2024	70,000	95,508
CBS Corp.
5.75%, 04/15/2020	17,000	19,701
7.88%, 09/01/2023 - 07/30/2030	95,000	124,250
8.88%, 05/15/2019	90,000	116,676
Comcast Corp.
4.25%, 01/15/2033	173,000	177,712
6.45%, 03/15/2037	50,000	63,775
6.50%, 01/15/2017 - 11/15/2035	300,000	380,750
COX Communications, Inc.
3.25%, 12/15/2022 - 144A	55,000	53,859
8.38%, 03/01/2039 - 144A	60,000	84,064
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	150,000	154,892
4.60%, 02/15/2021	125,000	136,479
5.00%, 03/01/2021	33,000	36,839
6.38%, 03/01/2041	100,000	120,967
Discovery Communications LLC 4.38%, 06/15/2021	80,000	86,595
Historic TW, Inc. 9.15%, 02/01/2023	500,000	692,627
NBCUniversal Media LLC
4.38%, 04/01/2021	50,000	55,176
6.40%, 04/30/2040 (A)	170,000	217,948
TCI Communications, Inc. 8.75%, 08/01/2015	100,000	108,971
Thomson Reuters Corp.
3.95%, 09/30/2021	126,000	131,927
4.50%, 05/23/2043 (A)	59,000	56,072
4.70%, 10/15/2019	15,000	16,609
Time Warner Cable, Inc.
5.50%, 09/01/2041	90,000	100,682
6.75%, 07/01/2018	60,000	70,999
7.30%, 07/01/2038	100,000	134,522
8.75%, 02/14/2019	50,000	64,124
Time Warner Entertainment Co., LP 8.38%, 03/15/2023 - 07/15/2033	75,000	104,300
Time Warner, Inc. 3.55%, 06/01/2024	250,000	248,217
Viacom, Inc.
1.25%, 02/27/2015	22,000	22,123
3.13%, 06/15/2022	50,000	49,096

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Media (continued)
Viacom, Inc. (continued)
3.88%, 12/15/2021 (A)	$ 72,000	$ 75,412
4.38%, 03/15/2043	93,000	86,328
4.50%, 03/01/2021 - 02/27/2042	55,000	56,601
Walt Disney Co., Series MTN 0.45%, 12/01/2015	33,000	33,033
Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd. 3.85%, 09/30/2023 (A)	131,000	137,376
Freeport-McMoRan Copper & Gold, Inc.
2.15%, 03/01/2017	134,000	136,769
3.88%, 03/15/2023 (A)	112,000	111,659
5.45%, 03/15/2043	37,000	38,387
Nucor Corp. 4.00%, 08/01/2023	45,000	46,624
Placer Dome, Inc. 6.45%, 10/15/2035	40,000	42,745
Rio Tinto Finance USA PLC 1.63%, 08/21/2017	88,000	89,033
Rio Tinto Finance USA, Ltd.
3.50%, 11/02/2020	12,000	12,555
3.75%, 09/20/2021	80,000	84,256
Multi-Utilities - 0.2%
Consumers Energy Co.
2.85%, 05/15/2022	20,000	20,019
5.65%, 04/15/2020	20,000	23,362
6.13%, 03/15/2019	100,000	118,178
Delmarva Power & Light Co. 4.00%, 06/01/2042	47,000	45,577
Dominion Resources, Inc. 5.25%, 08/01/2033	100,000	112,561
DTE Energy Co. 3.85%, 12/01/2023	46,000	47,952
San Diego Gas & Electric Co.
3.95%, 11/15/2041	44,000	43,063
6.00%, 06/01/2026	50,000	62,276
Sempra Energy
2.88%, 10/01/2022	70,000	68,630
3.55%, 06/15/2024	165,000	166,155
4.05%, 12/01/2023	72,000	76,062
6.50%, 06/01/2016	50,000	55,246
9.80%, 02/15/2019	50,000	66,447
Multiline Retail - 0.1%
Kohl’s Corp. 6.25%, 12/15/2017	15,000	17,276
Macy’s Retail Holdings, Inc.
2.88%, 02/15/2023	74,000	71,032
4.38%, 09/01/2023 (A)	62,000	65,703
7.45%, 07/15/2017	30,000	35,223
Nordstrom, Inc. 4.00%, 10/15/2021	35,000	37,466
Target Corp. 6.00%, 01/15/2018	100,000	115,143
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Finance Co. 7.50%, 05/01/2031	100,000	136,143
Anadarko Petroleum Corp. 8.70%, 03/15/2019	80,000	103,067

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Apache Corp.
3.25%, 04/15/2022	$ 14,000	$ 14,400
4.75%, 04/15/2043	57,000	59,735
BP Capital Markets PLC
1.38%, 11/06/2017 (A)	40,000	40,056
1.85%, 05/05/2017 (A)	89,000	90,897
2.24%, 05/10/2019	150,000	151,288
2.75%, 05/10/2023	254,000	243,988
3.25%, 05/06/2022	96,000	97,187
3.81%, 02/10/2024	66,000	68,188
4.74%, 03/11/2021	50,000	56,059
Burlington Resources Finance Co. 7.40%, 12/01/2031	25,000	35,273
Canadian Natural Resources, Ltd.
5.90%, 02/01/2018 (A)	25,000	28,512
6.25%, 03/15/2038	140,000	174,293
6.45%, 06/30/2033	25,000	31,255
7.20%, 01/15/2032	20,000	26,414
Cenovus Energy, Inc.
3.00%, 08/15/2022	25,000	24,564
4.45%, 09/15/2042	58,000	57,447
6.75%, 11/15/2039	40,000	52,005
Chevron Corp. 2.36%, 12/05/2022	60,000	57,676
CNOOC Nexen Finance 4.25%, 04/30/2024	209,000	214,295
ConocoPhillips 5.75%, 02/01/2019	75,000	87,323
Devon Energy Corp.
3.25%, 05/15/2022	64,000	64,469
4.75%, 05/15/2042 (A)	52,000	54,034
6.30%, 01/15/2019	30,000	35,226
EnCana Corp.
6.50%, 05/15/2019	40,000	47,615
6.50%, 08/15/2034 (A)	40,000	49,301
ENI SpA 5.70%, 10/01/2040 - 144A	125,000	141,886
EOG Resources, Inc. 2.63%, 03/15/2023	36,000	34,741
Hess Corp. 7.88%, 10/01/2029	25,000	34,450
Kerr-McGee Corp. 7.88%, 09/15/2031	200,000	282,469
Magellan Midstream Partners, LP 5.15%, 10/15/2043	178,000	195,039
Occidental Petroleum Corp. 1.75%, 02/15/2017	28,000	28,518
Petro-Canada
6.05%, 05/15/2018	40,000	46,294
6.80%, 05/15/2038	50,000	66,187
Petrobras Global Finance BV
4.38%, 05/20/2023 (A)	112,000	107,862
6.25%, 03/17/2024	354,000	376,798
Petrobras International Finance Co.
6.75%, 01/27/2041	100,000	103,000
7.88%, 03/15/2019	100,000	116,584
Petroleos Mexicanos
4.88%, 01/18/2024 - 144A	44,000	47,190
6.38%, 01/23/2045 - 144A	106,000	123,092

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Phillips 66
2.95%, 05/01/2017	$ 33,000	$ 34,585
4.30%, 04/01/2022	17,000	18,399
Shell International Finance BV
1.13%, 08/21/2017	85,000	84,826
6.38%, 12/15/2038	150,000	197,630
Sinopec Group Overseas Development, Ltd. 4.38%, 10/17/2023 - 144A	208,000	217,177
Spectra Energy Partners, LP
2.95%, 09/25/2018	80,000	83,043
5.95%, 09/25/2043	63,000	75,056
Statoil ASA
1.15%, 05/15/2018	134,000	132,020
2.65%, 01/15/2024	214,000	205,657
2.90%, 11/08/2020	31,000	31,871
3.13%, 08/17/2017	33,000	34,927
3.15%, 01/23/2022	33,000	33,722
4.25%, 11/23/2041	27,000	27,219
Talisman Energy, Inc.
5.50%, 05/15/2042	110,000	119,266
5.85%, 02/01/2037	70,000	76,991
6.25%, 02/01/2038	70,000	81,394
7.75%, 06/01/2019	60,000	74,323
Tosco Corp. 7.80%, 01/01/2027	100,000	139,666
Total Capital Canada, Ltd. 0.61%, 01/15/2016 (C)	36,000	36,166
Total Capital International SA
0.75%, 01/25/2016	23,000	23,080
1.50%, 02/17/2017	55,000	55,880
1.55%, 06/28/2017 (A)	66,000	66,945
2.75%, 06/19/2021	250,000	250,546
Total Capital SA
2.30%, 03/15/2016	100,000	102,876
4.13%, 01/28/2021	29,000	31,434
Pharmaceuticals - 0.1%
AbbVie, Inc.
1.75%, 11/06/2017	134,000	134,731
2.90%, 11/06/2022	87,000	84,132
Actavis Funding SCS 3.85%, 06/15/2024 - 144A	139,000	140,509
Actavis, Inc. 3.25%, 10/01/2022	38,000	37,334
Merck & Co., Inc.
2.40%, 09/15/2022	62,000	59,790
2.80%, 05/18/2023	94,000	91,853
Zoetis, Inc.
1.88%, 02/01/2018	26,000	26,059
4.70%, 02/01/2043	26,000	26,408
Real Estate Investment Trusts - 0.2%
American Tower Corp.
3.50%, 01/31/2023	100,000	98,064
5.00%, 02/15/2024	57,000	61,909
ERP Operating, LP 4.63%, 12/15/2021	77,000	84,757
HCP, Inc.
2.63%, 02/01/2020	55,000	55,029
3.75%, 02/01/2019	21,000	22,377
4.20%, 03/01/2024	30,000	30,927
4.25%, 11/15/2023	58,000	60,285

	Principal	Value
Real Estate Investment Trusts (continued)
Health Care REIT, Inc. 4.50%, 01/15/2024	$ 73,000	$ 76,918
ProLogis, LP 4.25%, 08/15/2023	76,000	79,334
Simon Property Group, LP
2.15%, 09/15/2017	167,000	171,773
4.13%, 12/01/2021	67,000	72,562
5.63%, 08/15/2014	50,000	50,313
6.10%, 05/01/2016 (A)	60,000	65,112
WEA Finance LLC / WT Finance AUST Pty, Ltd. 6.75%, 09/02/2019 - 144A	143,000	178,227
WEA Finance LLC / WT Finance AUST Pty, Ltd. / WT Finance NZ, Ltd. 3.38%, 10/03/2022 - 144A	105,000	111,493
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023 (A)	50,000	49,185
3.05%, 03/15/2022	87,000	87,427
3.45%, 09/15/2021	22,000	22,861
3.60%, 09/01/2020	25,000	26,212
3.75%, 04/01/2024	124,000	127,969
4.38%, 09/01/2042	88,000	86,876
5.15%, 09/01/2043	154,000	169,765
5.65%, 05/01/2017	50,000	56,135
6.70%, 08/01/2028	50,000	61,697
Canadian Pacific Railway Co. 7.13%, 10/15/2031	50,000	66,079
CSX Corp.
4.10%, 03/15/2044	16,000	15,082
4.25%, 06/01/2021	22,000	24,000
5.50%, 04/15/2041	37,000	42,788
7.90%, 05/01/2017	60,000	69,791
Norfolk Southern Corp.
3.25%, 12/01/2021	55,000	56,395
3.95%, 10/01/2042 (A)	35,000	32,898
6.00%, 03/15/2105 - 05/23/2111	317,000	376,581
Ryder System, Inc., Series MTN
2.50%, 03/01/2017	48,000	49,552
3.60%, 03/01/2016 (A)	25,000	26,148
Union Pacific Corp.
2.95%, 01/15/2023	16,000	15,945
3.65%, 02/15/2024	37,000	38,521
4.16%, 07/15/2022	7,000	7,629
4.30%, 06/15/2042	20,000	20,227
Union Pacific Railroad Co. Pass Through Trust 4.70%, 01/02/2024	64,205	70,679
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.
3.30%, 10/01/2021	86,000	89,051
4.00%, 12/15/2032	121,000	120,767
Texas Instruments, Inc. 1.65%, 08/03/2019	183,000	179,832
Software - 0.2%
Intuit, Inc. 5.75%, 03/15/2017	65,000	72,573
Microsoft Corp.
0.88%, 11/15/2017	23,000	22,828
1.63%, 09/25/2015	60,000	60,991
2.13%, 11/15/2022 (A)	34,000	32,554

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Software (continued)
Microsoft Corp. (continued)
2.38%, 05/01/2023	$ 81,000	$ 77,548
3.63%, 12/15/2023 (A)	111,000	116,034
Oracle Corp.
2.80%, 07/08/2021	281,000	280,882
4.30%, 07/08/2034	257,000	258,406
5.25%, 01/15/2016	30,000	32,142
5.75%, 04/15/2018	100,000	114,915
6.13%, 07/08/2039	82,000	102,893
6.50%, 04/15/2038	30,000	38,679
Specialty Retail - 0.0% (G)
Gap, Inc. 5.95%, 04/12/2021	53,000	61,336
Home Depot, Inc. 5.40%, 03/01/2016	85,000	91,723
Lowe’s Cos., Inc.
4.65%, 04/15/2042	54,000	56,661
5.13%, 11/15/2041	33,000	36,767
Transportation Infrastructure - 0.0% (G)
Penske Truck Leasing Co., LP / PTL Finance Corp. 2.88%, 07/17/2018 - 144A	53,000	54,253
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 6.13%, 03/30/2040	100,000	117,782
Crown Castle Towers LLC 3.21%, 08/15/2035 - 144A	30,000	30,478
Rogers Communications, Inc.
4.10%, 10/01/2023 (A)	176,000	183,479
8.75%, 05/01/2032	50,000	70,242
Vodafone Group PLC 1.50%, 02/19/2018	125,000	124,168

Total Corporate Debt Securities (cost $75,617,782)		79,671,816

	Principal	Value
CONVERTIBLE BOND - 0.0% (G)
Beverages - 0.0% (G)
Coca-Cola Co. 4.88%, 03/15/2019	$ 65,000	$ 73,983

Total Convertible Bond (cost $64,681)		73,983

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (B)	11,421,504	11,421,504

Total Securities Lending Collateral (cost $11,421,504)		11,421,504

	Principal	Value
REPURCHASE AGREEMENT - 11.0%
State Street Bank & Trust Co. 0.01% (B), dated 06/30/2014, to be repurchased at $64,931,720 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/25/2039, and with a total value of $66,233,245.	$ 64,931,702	64,931,702

Total Repurchase Agreement (cost $64,931,702)		64,931,702

Total Investment Securities (cost $593,019,350) (I)		604,580,473
Other Assets and Liabilities - Net - (2.1)%		(12,620,391)

Net Assets - 100.0%		$ 591,960,082

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$144,396,789	$—	$144,396,789
U.S. Government Agency Obligations	—	213,515,992	—	213,515,992
Foreign Government Obligations	—	5,082,243	—	5,082,243
Mortgage-Backed Securities	—	42,650,257	—	42,650,257
Asset-Backed Securities	—	42,013,158	—	42,013,158
Municipal Government Obligations	—	823,029	—	823,029
Corporate Debt Securities	—	79,671,816	—	79,671,816
Convertible Bond	—	73,983	—	73,983
Securities Lending Collateral	11,421,504	—	—	11,421,504
Repurchase Agreement	—	64,931,702	—	64,931,702
Total Investment Securities	$11,421,504	$593,158,969	$—	$604,580,473

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $11,189,456. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at June 30, 2014.
(C)	Floating or variable rate note. Rate is listed as of June 30, 2014.
(D)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $99,365, or 0.02% of the portfolio’s net assets.
(F)	Illiquid. Total aggregate fair value of illiquid securities is $1,272,959, or 0.22% of the portfolio’s net assets.
(G)	Percentage rounds to less than 0.1%.
(H)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of June 30, 2014. Maturity date disclosed is the ultimate maturity date.
(I)	Aggregate cost for federal income tax purposes is $593,019,350. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $14,435,497 and $2,874,374, respectively. Net unrealized appreciation for tax purposes is $11,561,123.
(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities aggregated $68,888,698, or 11.64% of the portfolio’s net assets.
CMBS	Commercial Mortgage-Backed Securities
IO	Interest only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
MTN	Medium Term Note
PO	Principal only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Re-REMIC	Re-Securitized Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment securities, at value (cost: $528,087,648) (including securities loaned of $11,189,456)	$539,648,771
Repurchase agreement, at value (cost: $64,931,702)	64,931,702
Cash	1,004,657
Receivables:
Shares sold	490,127
Investment securities sold	104,076
Interest	1,973,806
Securities lending income (net)	2,633
Prepaid expenses	7,041

Total assets	608,162,813

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	75,908
Investment securities purchased	1,909,680
When-issued securities purchased	2,464,240
Management and advisory fees	223,939
Distribution and service fees	25,701
Administration fees	12,441
Transfer agent fees	1,028
Trustees fees	542
Audit and tax fees	8,815
Legal fees	5,641
Printing and shareholder reports fees	50,947
Other	2,345
Collateral for securities on loan	11,421,504

Total liabilities	16,202,731

Net assets	$591,960,082

Net assets consist of:
Capital stock ($0.01 par value)	$448,031
Additional paid-in capital	564,558,765
Undistributed (distributions in excess of) net investment income (loss)	17,661,933
Undistributed (accumulated) net realized gain (loss)	(2,269,770)
Net unrealized appreciation (depreciation) on:
Investment securities	11,561,123

Net assets	$591,960,082

Net assets by class:
Initial Class	$468,418,174
Service Class	123,541,908

Shares outstanding:
Initial Class	35,889,769
Service Class	8,913,350

Net asset value and offering price per share:
Initial Class	$13.05
Service Class	13.86

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Interest income (net of withholding taxes on foreign interest of $54)	$7,293,944
Securities lending income (net)	19,884

Total investment income	7,313,828

Expenses:
Management and advisory	1,146,810
Distribution and service:
Service Class	139,756
Administration	63,712
Transfer agent	3,534
Trustees	9,017
Audit and tax	10,543
Custody	126,154
Legal	8,413
Printing and shareholder reports	47,135
Other	17,146

Total expenses	1,572,220

Net investment income (loss)	5,741,608

Net realized gain (loss) on transactions from:
Investment securities	348,681

Net realized gain (loss)	348,681

Net change in unrealized appreciation (depreciation) on:
Investment securities	10,264,235

Net change in unrealized appreciation (depreciation)	10,264,235

Net realized and change in unrealized gain (loss)	10,612,916

Net increase (decrease) in net assets resulting from operations	$16,354,524

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$5,741,608	$10,392,537
Net realized gain (loss)	348,681	1,163,141
Net change in unrealized appreciation (depreciation)	10,264,235	(20,732,323)
Net increase (decrease) in net assets resulting from operations	16,354,524	(9,176,645)

Distributions to shareholders:
Net investment income:
Initial Class	—	(9,595,562)
Service Class	—	(2,817,830)
Total distributions from net investment income	—	(12,413,392)
Total distributions to shareholders	—	(12,413,392)

Capital share transactions:
Proceeds from shares sold:
Initial Class	181,871,154	118,494,826
Service Class	19,420,391	45,692,738
	201,291,545	164,187,564
Dividends and distributions reinvested:
Initial Class	—	9,595,562
Service Class	—	2,817,830
	—	12,413,392
Cost of shares redeemed:
Initial Class	(62,004,711)	(95,090,028)
Service Class	(6,173,549)	(33,709,885)
	(68,178,260)	(128,799,913)

Net increase (decrease) in net assets resulting from capital share transactions	133,113,285	47,801,043
Net increase (decrease) in net assets	149,467,809	26,211,006

Net assets:
Beginning of period/year	442,492,273	416,281,267
End of period/year	$591,960,082	$442,492,273
Undistributed (distributions in excess of) net investment income (loss)	$17,661,933	$11,920,325

Share activity:
Shares issued:
Initial Class	14,117,993	9,099,550
Service Class	1,418,364	3,308,351
	15,536,357	12,407,901
Shares issued-reinvested from dividends and distributions:
Initial Class	—	768,260
Service Class	—	211,867
	—	980,127
Shares redeemed:
Initial Class	(4,842,857)	(7,313,121)
Service Class	(453,575)	(2,443,983)
	(5,296,432)	(9,757,104)
Net increase (decrease) in shares outstanding:
Initial Class	9,275,136	2,554,689
Service Class	964,789	1,076,235
	10,239,925	3,630,924

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$12.62		$13.27	$12.98	$12.62	$12.41	$11.95
Investment operations
Net investment income (loss) (A)	0.15		0.32	0.42	0.52	0.67	0.73
Net realized and unrealized gain (loss)	0.28		(0.57)	0.22	0.42	0.35	0.40
Total investment operations	0.43		(0.25)	0.64	0.94	1.02	1.13
Distributions
Net investment income	—		(0.40)	(0.34)	(0.56)	(0.81)	(0.58)
Net realized gains	—		—	(0.01)	(0.02)	—	(0.09)
Total distributions	—		(0.40)	(0.35)	(0.58)	(0.81)	(0.67)
Net asset value
End of period/year	$13.05		$12.62	$13.27	$12.98	$12.62	$12.41
Total return (B)	3.41	%(C)	(1.84)%	4.98%	7.53%	8.24%	9.58%
Net assets end of period/year (000’s)	$468,418		$335,836	$319,385	$256,418	$169,683	$159,532
Ratio and supplemental data
Expenses to average net assets	0.56	%(D)	0.57%	0.58%	0.57%	0.57%	0.57%
Net investment income (loss) to average net assets	2.31	%(D)	2.50%	3.19%	4.04%	5.24%	5.95%
Portfolio turnover rate	9	%(C)	23%	17%	23%	25%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Service Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$13.42		$14.10	$13.79	$13.39	$13.11	$12.58
Investment operations
Net investment income (loss) (A)	0.14		0.31	0.41	0.51	0.68	0.74
Net realized and unrealized gain (loss)	0.30		(0.61)	0.24	0.45	0.37	0.43
Total investment operations	0.44		(0.30)	0.65	0.96	1.05	1.17
Distributions
Net investment income	—		(0.38)	(0.33)	(0.54)	(0.77)	(0.55)
Net realized gains	—		—	(0.01)	(0.02)	—	(0.09)
Total distributions	—		(0.38)	(0.34)	(0.56)	(0.77)	(0.64)
Net asset value
End of period/year	$13.86		$13.42	$14.10	$13.79	$13.39	$13.11
Total return (B)	3.28	%(C)	(2.13)%	4.75%	7.24%	7.99%	9.38%
Net assets end of period/year (000’s)	$123,542		$106,656	$96,896	$55,709	$13,157	$16,511
Ratio and supplemental data
Expenses to average net assets	0.81	%(D)	0.82%	0.83%	0.82%	0.82%	0.82%
Net investment income (loss) to average net assets	2.06	%(D)	2.25%	2.91%	3.69%	5.03%	5.73%
Portfolio turnover rate	9	%(C)	23%	17%	23%	25%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Core Bond VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Structured notes: The Portfolio invests in structured notes. A structured debt instrument is a hybrid debt security that has an embedded derivative. This type of instrument is used to manage cash flows from the debt security. Investing in structured notes involves the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Structured notes may be less liquid than other types of securities and more volatile than their underlying reference instruments. All structured notes are listed within the Schedule of Investments.

When-Issued, forward delivery securities and delayed delivery settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. Government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses on the security.

Open trades, if any, are included in the When-issued securities purchased in the Statement of Assets and Liabilities.

Treasury inflation-protected securities (“TIPS”): The Portfolio invests in TIPS. TIPS are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statement of Operations with a corresponding adjustment to cost.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage passthroughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage passthroughs include TBA securities and mortgage passthrough certificates. Generally, TBA securities and mortgage passthroughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2014:

	Market Value	% of Net Assets
Transamerica BlackRock Tactical Allocation VP	$364,908,542	61.64%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $750 million	0.450%
Over $750 million up to $1 billion	0.400%
Over $1 billion	0.375%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.70%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$74,098,533
U.S. Government	80,310,716

Proceeds from maturities and sales of securities:
Long-term	23,671,586
U.S. Government	19,190,756

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica JPMorgan Core Bond VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1- and 10- year periods and in line with the median for the past 3- and 5-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was above its benchmark for the past 1-, 3-, 5- and 10- year periods.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were in line with the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Core Bond VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Enhanced Index VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica JPMorgan Enhanced Index VP
Initial Class	$1,000.00	$1,071.10	$4.21	$1,020.70	$4.11	0.82%
Service Class	1,000.00	1,069.90	5.49	1,019.50	5.36	1.07

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	98.3%
Securities Lending Collateral	2.4
Repurchase Agreement	1.6
Short-Term U.S. Government Obligation	0.1
Other Assets and Liabilities - Net ^	(2.4)
Total	100.0%

^	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill 0.08%, 05/28/2015 (A) (B)	$ 355,000	$ 354,739

Total Short-Term U.S. Government Obligation (cost $354,739)		354,739

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace & Defense - 2.8%
Honeywell International, Inc.	38,352	$ 3,564,818
L-3 Communications Holdings, Inc.	9,400	1,135,050
United Technologies Corp.	39,653	4,577,939
Airlines - 0.6%
Delta Air Lines, Inc.	19,607	759,183
United Continental Holdings, Inc. (C)	26,103	1,072,050
Auto Components - 0.3%
TRW Automotive Holdings Corp. (C)	12,020	1,076,030
Automobiles - 0.7%
General Motors Co.	59,834	2,171,974
Beverages - 2.5%
Coca-Cola Co.	84,045	3,560,146
Constellation Brands, Inc. - Class A (C)	14,916	1,314,547
Dr. Pepper Snapple Group, Inc.	19,990	1,171,014
Molson Coors Brewing Co. - Class B	6,010	445,702
PepsiCo, Inc.	18,433	1,646,804
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (C)	5,444	850,625
Biogen IDEC, Inc. (C)	10,825	3,413,231
Celgene Corp. (C)	42,614	3,659,690
Gilead Sciences, Inc. (C)	10,976	910,020
Vertex Pharmaceuticals, Inc. (C)	8,688	822,580
Building Products - 0.4%
Masco Corp.	52,494	1,165,367
Capital Markets - 2.4%
Charles Schwab Corp.	57,189	1,540,100
Goldman Sachs Group, Inc.	5,549	929,124
Invesco, Ltd.	47,664	1,799,316
Morgan Stanley	74,696	2,414,922
State Street Corp.	18,483	1,243,167
Chemicals - 1.3%
Axiall Corp. (D)	10,643	503,095
Dow Chemical Co.	25,042	1,288,661
Monsanto Co.	14,980	1,868,605
Mosaic Co.	14,178	701,102
Commercial Banks - 3.3%
BB&T Corp.	10,000	394,300
Cullen/Frost Bankers, Inc. (D)	2,062	163,764
PNC Financial Services Group, Inc.	18,691	1,664,433
SunTrust Banks, Inc.	8,200	328,492
SVB Financial Group (C)	2,982	347,761
U.S. Bancorp - Class A	3,671	159,028
Wells Fargo & Co.	151,375	7,956,270
Commercial Services & Supplies - 0.1%
Tyco International, Ltd.	7,092	323,395
Communications Equipment - 2.3%
Cisco Systems, Inc.	162,011	4,025,973
QUALCOMM, Inc.	43,792	3,468,327

	Shares	Value
Computers & Peripherals - 3.7%
Apple, Inc.	113,764	$ 10,572,089
EMC Corp.	25,796	679,467
Hewlett-Packard Co.	27,661	931,622
Construction & Engineering - 0.9%
Fluor Corp.	38,976	2,997,254
Quanta Services, Inc. (C)	3,800	131,404
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	3,800	501,790
Consumer Finance - 0.5%
American Express Co.	3,529	334,796
Capital One Financial Corp.	13,499	1,115,017
Navient Corp.	4,657	82,476
Containers & Packaging - 0.3%
Ball Corp.	2,600	162,968
Crown Holdings, Inc. (C)	13,644	678,925
Sealed Air Corp. - Class A	3,500	119,595
Diversified Financial Services - 4.1%
Bank of America Corp.	306,509	4,711,044
Berkshire Hathaway, Inc. - Class B (C)	25,722	3,255,376
Citigroup, Inc.	83,832	3,948,487
CME Group, Inc. - Class A	5,700	404,415
Intercontinental Exchange, Inc.	6,260	1,182,514
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	11,237	397,340
Verizon Communications, Inc.	100,609	4,922,799
Electric Utilities - 2.2%
American Electric Power Co., Inc.	22,986	1,281,929
Edison International	17,706	1,028,896
Entergy Corp. - Class B	16,000	1,313,440
Exelon Corp.	39,300	1,433,664
NextEra Energy, Inc.	22,240	2,279,155
Electrical Equipment - 1.5%
Eaton Corp. PLC	32,223	2,486,971
Emerson Electric Co.	36,175	2,400,573
Electronic Equipment & Instruments - 0.3%
Corning, Inc.	23,649	519,096
TE Connectivity, Ltd.	9,510	588,098
Energy Equipment & Services - 2.7%
Ensco PLC - Class A (D)	27,317	1,518,006
FMC Technologies, Inc. (C)	4,400	268,708
Halliburton Co.	22,966	1,630,815
Noble Corp. PLC	13,386	449,234
Schlumberger, Ltd.	42,921	5,062,532
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	13,318	1,533,701
CVS Caremark Corp.	44,606	3,361,954
Kroger Co.	9,230	456,239
Wal-Mart Stores, Inc.	9,722	729,831
Food Products - 2.0%
Archer-Daniels-Midland Co.	43,850	1,934,224
General Mills, Inc.	25,925	1,362,100
Kellogg Co.	7,166	470,806
Mondelez International, Inc. - Class A	76,458	2,875,585
Gas Utilities - 0.4%
EQT Corp.	6,722	718,582
Questar Corp.	20,343	504,506
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	55,923	2,287,251
Baxter International, Inc.	10,031	725,241

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Health Care Equipment & Supplies (continued)
Boston Scientific Corp. (C)	125,700	$ 1,605,189
Covidien PLC	9,600	865,728
Stryker Corp.	24,193	2,039,954
Health Care Providers & Services - 1.9%
Aetna, Inc.	14,885	1,206,876
Humana, Inc. - Class A	17,017	2,173,411
McKesson Corp.	6,026	1,122,101
UnitedHealth Group, Inc.	21,149	1,728,931
Health Care Technology - 0.2%
athenahealth, Inc. (C) (D)	800	100,104
Cerner Corp. (C) (D)	9,224	475,774
Hotels, Restaurants & Leisure - 1.3%
McDonald’s Corp.	2,113	212,864
Royal Caribbean Cruises, Ltd. - Class A	22,154	1,231,762
Starbucks Corp.	21,744	1,682,551
Yum! Brands, Inc.	12,740	1,034,488
Household Durables - 0.6%
Harman International Industries, Inc.	7,220	775,644
NVR, Inc. (C)	200	230,120
PulteGroup, Inc.	41,304	832,689
Whirlpool Corp.	1,100	153,142
Household Products - 1.7%
Kimberly-Clark Corp.	7,900	878,638
Procter & Gamble Co.	61,811	4,857,726
Industrial Conglomerates - 0.8%
General Electric Co.	96,407	2,533,576
Insurance - 2.9%
ACE, Ltd.	33,503	3,474,261
Axis Capital Holdings, Ltd.	10,314	456,704
Marsh & McLennan Cos., Inc.	25,987	1,346,646
MetLife, Inc.	55,008	3,056,245
Prudential Financial, Inc.	8,387	744,514
XL Group PLC - Class A	14,264	466,861
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (C)	7,983	2,592,719
Priceline Group, Inc. (C)	1,073	1,290,819
Internet Software & Services - 3.2%
eBay, Inc. (C)	27,785	1,390,917
Facebook, Inc. - Class A (C)	20,938	1,408,918
Google, Inc. - Class A (C)	6,728	3,933,660
Google, Inc. - Class C (C)	6,728	3,870,484
IT Services - 2.9%
Accenture PLC - Class A	29,065	2,349,615
Alliance Data Systems Corp. (C) (D)	1,956	550,125
Cognizant Technology Solutions Corp. - Class A (C)	32,778	1,603,172
International Business Machines Corp.	7,682	1,392,516
Visa, Inc. - Class A	16,911	3,563,317
Xerox Corp.	10,991	136,728
Machinery - 1.2%
Caterpillar, Inc.	938	101,933
Deere & Co.	8,360	756,998
PACCAR, Inc.	42,092	2,644,640
Snap-on, Inc.	1,100	130,372
SPX Corp.	3,837	415,202
Media - 4.4%
CBS Corp. - Class B	4,104	255,023
Comcast Corp. - Class A	83,719	4,494,036
DIRECTV (C)	1,800	153,018

	Shares	Value
Media (continued)
DISH Network Corp. - Class A (C)	10,402	$ 676,962
Time Warner Cable, Inc.	10,013	1,474,915
Time Warner, Inc.	57,917	4,068,669
Time, Inc. (C)	7,239	175,329
Twenty-First Century Fox, Inc. - Class A	33,000	1,159,950
Walt Disney Co. - Class A	22,952	1,967,904
Metals & Mining - 1.0%
Alcoa, Inc.	109,487	1,630,262
Freeport-McMoRan Copper & Gold, Inc.	18,984	692,916
U.S. Steel Corp. (D)	33,005	859,450
Multi-Utilities - 1.3%
CenterPoint Energy, Inc.	25,500	651,270
CMS Energy Corp.	30,519	950,667
Dominion Resources, Inc.	15,900	1,137,168
NiSource, Inc. - Class B	27,183	1,069,379
Public Service Enterprise Group, Inc.	1,621	66,121
Sempra Energy	4,448	465,750
Multiline Retail - 0.4%
Dollar General Corp. (C)	5,300	304,008
Dollar Tree, Inc. (C)	3,600	196,056
Macy’s, Inc.	14,728	854,519
Oil, Gas & Consumable Fuels - 7.2%
Anadarko Petroleum Corp. - Class A	12,839	1,405,485
Cheniere Energy, Inc. (C)	8,190	587,223
Chevron Corp.	42,485	5,546,417
EOG Resources, Inc.	15,122	1,767,157
Exxon Mobil Corp.	70,520	7,099,954
Hess Corp.	12,200	1,206,458
Marathon Oil Corp.	54,017	2,156,359
Marathon Petroleum Corp.	9,051	706,611
Occidental Petroleum Corp.	19,229	1,973,472
Phillips 66	1,773	142,602
Pioneer Natural Resources Co.	900	206,829
QEP Resources, Inc.	10,500	362,250
Valero Energy Corp.	15,100	756,510
Paper & Forest Products - 0.1%
International Paper Co.	7,866	396,997
Personal Products - 0.1%
Estee Lauder Cos., Inc. - Class A	6,700	497,542
Pharmaceuticals - 5.7%
Actavis PLC (C)	2,138	476,881
Allergan, Inc.	5,575	943,401
Bristol-Myers Squibb Co.	72,954	3,538,998
Johnson & Johnson	82,837	8,666,407
Merck & Co., Inc.	66,580	3,851,653
Perrigo Co. PLC	5,756	838,995
Pfizer, Inc.	22,606	670,946
Real Estate Investment Trusts - 2.1%
American Tower Corp. - Class A	2,019	181,670
AvalonBay Communities, Inc.	6,990	993,908
Boston Properties, Inc.	2,600	307,268
DiamondRock Hospitality Co.	50,600	648,692
Extra Space Storage, Inc.	3,000	159,750
General Growth Properties, Inc.	7,900	186,124
Highwoods Properties, Inc. (D)	9,984	418,829
Host Hotels & Resorts, Inc.	5,287	116,367
Kilroy Realty Corp.	4,139	257,777
Liberty Property Trust - Series C	13,800	523,434
Mid-America Apartment Communities, Inc.	7,000	511,350

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Real Estate Investment Trusts (continued)
ProLogis, Inc. - Class A	14,865	$ 610,803
Public Storage	1,183	202,707
Simon Property Group, Inc.	7,977	1,326,415
Ventas, Inc.	7,139	457,610
Road & Rail - 2.3%
CSX Corp.	95,066	2,928,984
Norfolk Southern Corp.	1,382	142,387
Union Pacific Corp.	46,628	4,651,143
Semiconductors & Semiconductor Equipment - 2.3%
Applied Materials, Inc. - Class A	36,798	829,795
Avago Technologies, Ltd. - Class A	17,765	1,280,323
Broadcom Corp. - Class A	9,000	334,080
Freescale Semiconductor, Ltd. (C) (D)	22,300	524,050
KLA-Tencor Corp. (D)	23,165	1,682,706
LAM Research Corp.	25,560	1,727,345
ON Semiconductor Corp. (C)	36,600	334,524
Xilinx, Inc.	22,306	1,055,297
Software - 3.9%
Adobe Systems, Inc. (C)	26,953	1,950,319
CA, Inc.	5,989	172,124
Citrix Systems, Inc. (C)	17,906	1,120,020
Microsoft Corp.	176,981	7,380,108
Oracle Corp.	45,925	1,861,340
VMware, Inc. - Class A (C) (D)	4,452	430,998
Specialty Retail - 3.1%
AutoZone, Inc. (C)	2,985	1,600,676
Gap, Inc. - Class A (D)	2,612	108,581
Home Depot, Inc.	46,300	3,748,448
Lowe’s Cos., Inc.	54,794	2,629,564
Ross Stores, Inc.	8,200	542,266
TJX Cos., Inc.	33,286	1,769,151
Textiles, Apparel & Luxury Goods - 0.7%
Lululemon Athletica, Inc. (C) (D)	3,700	149,776
V.F. Corp.	34,093	2,147,859

	Shares	Value
Tobacco - 1.3%
Philip Morris International, Inc.	49,274	$ 4,154,291
Trading Companies & Distributors - 0.4%
WW Grainger, Inc. (D)	5,187	1,318,898

Total Common Stocks (cost $279,219,799)		324,786,030

SECURITIES LENDING COLLATERAL - 2.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (A)	7,874,940	7,874,940

Total Securities Lending Collateral (cost $7,874,940)		7,874,940

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
State Street Bank & Trust Co. 0.01% (A), dated 06/30/2014, to be repurchased at $5,453,777 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/01/2033, and with a value of $5,564,344.	$ 5,453,775	5,453,775

Total Repurchase Agreement (cost $5,453,775)		5,453,775

Total Investment Securities (cost $292,903,253) (E)		338,469,484
Other Assets and Liabilities - Net - (2.4)%		(7,771,547)

Net Assets - 100.0%		$ 330,697,937

FUTURES CONTRACTS:
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	Long	59	09/19/2014	$53,030

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Short-Term U.S. Government Obligation	$—	$354,739	$—	$354,739
Common Stocks	324,786,030	—	—	324,786,030
Securities Lending Collateral	7,874,940	—	—	7,874,940
Repurchase Agreement	—	5,453,775	—	5,453,775
Total Investment Securities	$332,660,970	$5,808,514	$—	$338,469,484

Derivative Financial Instruments
Futures Contracts (G)	$53,030	$—	$—	$53,030
Total Derivative Financial Instruments	$53,030	$—	$—	$53,030

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at June 30, 2014.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $354,732.
(C)	Non-income producing security.
(D)	All or a portion of this security is on loan. The value of all securities on loan is $7,704,167. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Aggregate cost for federal income tax purposes is $292,903,253. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $46,731,811 and $1,165,580, respectively. Net unrealized appreciation for tax purposes is $45,566,231.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(G)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Enhanced Index VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment securities, at value (cost: $287,449,478) (including securities loaned of $7,704,167)	$333,015,709
Repurchase agreement, at value (cost: $5,453,775)	5,453,775
Cash	2,282
Receivables:
Shares sold	198,762
Investment securities sold	602,774
Interest	2
Dividends	325,800
Securities lending income (net)	1,553
Variation margin receivable on derivative financial instruments	1,078
Prepaid expenses	6,314

Total assets	339,608,049

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	215,545
Investment securities purchased	574,197
Management and advisory fees	206,045
Distribution and service fees	6,605
Administration fees	6,961
Transfer agent fees	706
Trustees fees	283
Audit and tax fees	7,752
Legal fees	3,620
Printing and shareholder reports fees	12,182
Other	1,276
Collateral for securities on loan	7,874,940

Total liabilities	8,910,112

Net assets	$330,697,937

Net assets consist of:
Capital stock ($0.01 par value)	$175,535
Additional paid-in capital	241,177,227
Undistributed (distributions in excess of) net investment income (loss)	4,182,893
Undistributed (accumulated) net realized gain (loss)	39,543,021
Net unrealized appreciation (depreciation) on:
Investment securities	45,566,231
Futures contracts	53,030

Net assets	$330,697,937

Net assets by class:
Initial Class	$299,286,863
Service Class	31,411,074

Shares outstanding:
Initial Class	15,884,577
Service Class	1,668,906

Net asset value and offering price per share:
Initial Class	$18.84
Service Class	18.82
STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income	$2,778,979
Interest income	454
Securities lending income (net)	8,901

Total investment income	2,788,334

Expenses:
Management and advisory	1,100,589
Distribution and service:
Service Class	35,136
Administration	37,182
Transfer agent	2,178
Trustees	5,169
Audit and tax	8,445
Custody	35,567
Legal	5,229
Printing and shareholder reports	9,784
Other	10,000

Total expenses	1,249,279

Net investment income (loss)	1,539,055

Net realized gain (loss) on transactions from:
Investment securities	18,562,077
Futures contracts	355,361

Net realized gain (loss)	18,917,438

Net change in unrealized appreciation (depreciation) on:
Investment securities	792,726
Futures contracts	(117,968)

Net change in unrealized appreciation (depreciation)	674,758

Net realized and change in unrealized gain (loss)	19,592,196

Net increase (decrease) in net assets resulting from operations	$21,131,251

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Enhanced Index VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$1,539,055	$2,663,173
Net realized gain (loss)	18,917,438	24,745,746
Net change in unrealized appreciation (depreciation)	674,758	36,934,124
Net increase (decrease) in net assets resulting from operations	21,131,251	64,343,043

Distributions to shareholders:
Net investment income:
Initial Class	—	(1,625,462)
Service Class	—	(89,315)
Total distributions from net investment income	—	(1,714,777)
Net realized gains:
Initial Class	—	(1,691,603)
Service Class	—	(118,915)
Total distributions from net realized gains	—	(1,810,518)
Total distributions to shareholders	—	(3,525,295)

Capital share transactions:
Proceeds from shares sold:
Initial Class	74,985,054	81,748,976
Service Class	4,993,426	15,106,936
	79,978,480	96,855,912
Dividends and distributions reinvested:
Initial Class	—	3,317,065
Service Class	—	208,230
	—	3,525,295
Cost of shares redeemed:
Initial Class	(54,509,901)	(56,065,436)
Service Class	(2,289,431)	(5,357,279)
	(56,799,332)	(61,422,715)
Net increase (decrease) in net assets resulting from capital share transactions	23,179,148	38,958,492
Net increase (decrease) in net assets	44,310,399	99,776,240

Net assets:
Beginning of period/year	286,387,538	186,611,298
End of period/year	$330,697,937	$286,387,538
Undistributed (distributions in excess of) net investment income (loss)	$4,182,893	$2,643,838

Share activity:
Shares issued:
Initial Class	4,168,443	5,204,916
Service Class	277,396	947,313
	4,445,839	6,152,229
Shares issued-reinvested from dividends and distributions:
Initial Class	—	211,548
Service Class	—	13,271
	—	224,819
Shares redeemed:
Initial Class	(3,046,882)	(3,619,608)
Service Class	(128,114)	(346,341)
	(3,174,996)	(3,965,949)

Net increase (decrease) in shares outstanding:
Initial Class	1,121,561	1,796,856
Service Class	149,282	614,243
	1,270,843	2,411,099

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Enhanced Index VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$17.59		$13.45	$11.69	$11.76	$10.36	$8.15
Investment operations
Net investment income (loss) (A)	0.09		0.18	0.18	0.14	0.12	0.14
Net realized and unrealized gain (loss)	1.16		4.17	1.73	(0.06)	1.42	2.26
Total investment operations	1.25		4.35	1.91	0.08	1.54	2.40
Distributions
Net investment income	—		(0.10)	(0.15)	(0.15)	(0.14)	(0.19)
Net realized gains	—		(0.11)	—	—	—	—
Total distributions	—		(0.21)	(0.15)	(0.15)	(0.14)	(0.19)
Net asset value
End of period/year	$18.84		$17.59	$13.45	$11.69	$11.76	$10.36
Total return (B)	7.11	%(C)	32.52%	16.35%	0.74%	15.18%	29.59%
Net assets end of period/year (000’s)	$299,287		$259,656	$174,417	$85,753	$109,894	$107,759
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.82	%(D)	0.83%	0.84%	0.84%	0.84%	0.84%
Before (waiver/reimbursement) recapture	0.82	%(D)	0.83%	0.84%	0.86%	0.85%	0.85%
Net investment income (loss) to average net assets	1.06	%(D)	1.13%	1.37%	1.17%	1.13%	1.57%
Portfolio turnover rate	34	%(C)	78%	96%	166%	190%	117%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Service Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$17.59		$13.47	$11.71	$11.79	$10.40	$8.17
Investment operations
Net investment income (loss) (A)	0.07		0.14	0.14	0.11	0.10	0.12
Net realized and unrealized gain (loss)	1.16		4.17	1.74	(0.06)	1.42	2.26
Total investment operations	1.23		4.31	1.88	0.05	1.52	2.38
Distributions
Net investment income	—		(0.08)	(0.12)	(0.13)	(0.13)	(0.15)
Net realized gains	—		(0.11)	—	—	—	—
Total distributions	—		(0.19)	(0.12)	(0.13)	(0.13)	(0.15)
Net asset value
End of period/year	$18.82		$17.59	$13.47	$11.71	$11.79	$10.40
Total return (B)	6.99	%(C)	32.13%	16.09%	0.47%	14.85%	29.32%
Net assets end of period/year (000’s)	$31,411		$26,732	$12,194	$7,539	$7,542	$4,671
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.07	%(D)	1.08%	1.09%	1.09%	1.09%	1.09%
Before (waiver/reimbursement) recapture	1.07	%(D)	1.08%	1.09%	1.11%	1.10%	1.10%
Net investment income (loss) to average net assets	0.81	%(D)	0.89%	1.10%	0.94%	0.90%	1.32%
Portfolio turnover rate	34	%(C)	78%	96%	166%	190%	117%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Enhanced Index VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2014, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2014 of $6,021 are included in Net realized gain (loss) in the Statement of Operations.

Real estate investment trusts (“REITs”): Dividend income related to a REIT is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2014:

	Market Value	% of Net Assets
Transamerica BlackRock Tactical Allocation VP	$151,132,314	45.70%
Transamerica Madison Balanced Allocation VP	7,593,051	2.30
Transamerica Madison Conservative Allocation VP	1,432,855	0.43
Total	$160,158,220	48.43%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $750 million	0.740%
Over $750 million up to $1 billion	0.690%
Over $1 billion	0.650%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.84%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$125,662,879
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	100,086,811
U.S. Government	—

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at December 31, 2013	Ending number of positions at June 30, 2014	Average number of positions (A)
Futures contracts	1	1	1

(A)	Calculated based on positions held at each month end during the current period.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Equity contracts	Total
Asset derivatives
Unrealized appreciation on futures contracts (A) (B)	$53,030	$53,030
Total gross amount of assets (C)	$53,030	$53,030
(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Includes cumulative appreciation (depreciation) on futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Equity contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$355,361	$355,361
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on futures contracts	(117,968)	(117,968)
Total	$237,393	$237,393

The Portfolio’s derivatives are not subject to a master netting arrangement, or another similar arrangement.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 7. (continued)

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Enhanced Index VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica JPMorgan Enhanced Index VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 3-, 5- and 10-year periods and in line with the median for the past 1-year period. The Board also noted that the performance of the Initial Class of the Portfolio was above its benchmark for the past 1- and 5-year periods and below its benchmark for the past 3- and 10-year periods. The Trustees also noted anticipated changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Enhanced Index VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Enhanced Index VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Mid Cap Value VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio
Transamerica JPMorgan Mid Cap Value VP
Initial Class	$1,000.00	$1,081.80	$4.44	$1,020.50	$4.31	0.86%
Service Class	1,000.00	1,080.50	5.73	1,019.30	5.56	1.11

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	96.1%
Securities Lending Collateral	8.7
Repurchase Agreement	3.7
Master Limited Partnership	0.5
Other Assets and Liabilities - Net	(9.0)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 96.1%
Beverages - 1.6%
Brown-Forman Corp. - Class B	8,794	$ 828,131
Constellation Brands, Inc. - Class A (A)	44,795	3,947,783
Dr. Pepper Snapple Group, Inc.	220,310	12,905,760
Building Products - 0.7%
Fortune Brands Home & Security, Inc.	181,297	7,239,189
Capital Markets - 5.0%
Ameriprise Financial, Inc.	140,894	16,907,280
Invesco, Ltd.	279,422	10,548,180
Legg Mason, Inc.	104,203	5,346,656
Northern Trust Corp.	160,201	10,286,506
T. Rowe Price Group, Inc.	138,026	11,650,775
Chemicals - 4.4%
Airgas, Inc.	130,553	14,218,527
Albemarle Corp. (B)	189,024	13,515,216
Rayonier Advanced Materials, Inc. (A)	63,844	2,473,955
Sherwin-Williams Co.	35,100	7,262,541
Sigma-Aldrich Corp.	112,271	11,393,261
Commercial Banks - 6.0%
City National Corp.	97,400	7,379,024
Fifth Third Bancorp	766,097	16,356,171
First Republic Bank - Class A	116,328	6,396,877
Huntington Bancshares, Inc. - Class A	486,233	4,638,663
M&T Bank Corp. (B)	115,927	14,380,744
SunTrust Banks, Inc.	313,299	12,550,758
Zions Bancorporation	165,615	4,880,674
Communications Equipment - 0.6%
CommScope Holding Co., Inc. (A)	304,708	7,047,896
Consumer Finance - 0.8%
Ally Financial, Inc. (A) (B)	355,800	8,507,178
Containers & Packaging - 3.3%
Ball Corp.	257,215	16,122,236
Rock-Tenn Co. - Class A	94,855	10,015,739
Silgan Holdings, Inc.	193,218	9,819,339
Electric Utilities - 2.8%
Edison International	161,199	9,367,274
Westar Energy, Inc. - Class A (B)	301,878	11,528,721
Xcel Energy, Inc.	306,435	9,876,400
Electrical Equipment - 2.8%
AMETEK, Inc. - Class A	197,733	10,337,481
Hubbell, Inc. - Class B	74,633	9,191,054
Regal Beloit Corp.	143,603	11,281,452
Electronic Equipment & Instruments - 2.8%
Amphenol Corp. - Class A	167,280	16,115,755
Arrow Electronics, Inc. (A)	249,397	15,066,073
Food & Staples Retailing - 1.9%
Kroger Co.	284,209	14,048,451
Rite Aid Corp. (A)	993,372	7,122,477
Food Products - 0.7%
Hershey Co.	82,501	8,033,122
Gas Utilities - 2.5%
EQT Corp.	91,393	9,769,912
National Fuel Gas Co. (B)	96,422	7,549,843
Questar Corp.	428,534	10,627,643
Health Care Equipment & Supplies - 0.9%
CareFusion Corp. - Class A (A)	219,390	9,729,947
Health Care Providers & Services - 4.7%
AmerisourceBergen Corp. - Class A	147,632	10,726,941
Brookdale Senior Living, Inc. - Class A (A)	192,115	6,405,114

	Shares	Value
Health Care Providers & Services (continued)
CIGNA Corp.	171,163	$ 15,741,861
Henry Schein, Inc. (A)	56,187	6,667,712
Humana, Inc. - Class A	98,346	12,560,751
Hotels, Restaurants & Leisure - 1.2%
Marriott International, Inc. - Class A (B)	135,367	8,677,025
Starwood Hotels & Resorts Worldwide, Inc.	51,500	4,162,230
Household Durables - 2.1%
Jarden Corp. (A)	188,405	11,181,837
Mohawk Industries, Inc. (A)	86,211	11,926,430
Household Products - 0.9%
Energizer Holdings, Inc.	77,699	9,481,609
Industrial Conglomerates - 1.3%
Carlisle Cos., Inc.	162,117	14,042,575
Insurance - 9.1%
Alleghany Corp. (A)	16,336	7,157,128
Chubb Corp. - Class A	99,191	9,142,434
Hartford Financial Services Group, Inc.	288,282	10,323,378
Loews Corp.	410,168	18,051,494
Marsh & McLennan Cos., Inc.	388,475	20,130,775
Old Republic International Corp.	444,558	7,352,989
Unum Group	266,184	9,252,556
WR Berkley Corp.	200,250	9,273,578
XL Group PLC - Class A	313,963	10,276,009
Internet & Catalog Retail - 1.5%
Expedia, Inc.	205,484	16,183,920
IT Services - 1.6%
Jack Henry & Associates, Inc.	255,502	15,184,484
Sabre Corp. (A)	115,312	2,312,005
Machinery - 2.8%
IDEX Corp.	163,247	13,180,563
Rexnord Corp. (A)	189,386	5,331,216
Snap-on, Inc.	106,312	12,600,098
Media - 3.0%
CBS Corp. - Class B	57,271	3,558,820
Clear Channel Outdoor Holdings, Inc. - Class A	257,697	2,107,961
DISH Network Corp. - Class A (A)	178,680	11,628,494
Gannett Co., Inc.	341,154	10,681,532
Time, Inc. (A)	191,884	4,647,431
Multi-Utilities - 4.7%
CenterPoint Energy, Inc.	396,438	10,125,027
CMS Energy Corp.	339,630	10,579,474
NiSource, Inc. - Class B	231,727	9,116,140
Sempra Energy	135,458	14,183,807
Wisconsin Energy Corp. (B)	156,264	7,331,907
Multiline Retail - 2.4%
Family Dollar Stores, Inc.	66,125	4,373,507
Kohl’s Corp. (B)	318,201	16,762,829
Nordstrom, Inc.	85,000	5,774,050
Oil, Gas & Consumable Fuels - 3.8%
Energen Corp.	135,133	12,010,621
PBF Energy, Inc. - Class A	219,083	5,838,562
QEP Resources, Inc.	258,914	8,932,533
Southwestern Energy Co. (A)	213,131	9,695,329
Williams Cos., Inc.	97,149	5,655,043
Professional Services - 1.1%
Equifax, Inc.	174,339	12,646,551

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Real Estate Investment Trusts - 6.9%
American Campus Communities, Inc.	165,732	$ 6,337,592
AvalonBay Communities, Inc.	74,083	10,533,862
Brixmor Property Group, Inc. (B)	212,924	4,886,606
General Growth Properties, Inc.	351,800	8,288,408
Kimco Realty Corp.	468,697	10,770,657
Rayonier, Inc.	191,532	6,808,962
Regency Centers Corp.	125,748	7,001,649
Vornado Realty Trust - Class A	115,844	12,364,030
Weyerhaeuser Co. (B)	261,600	8,656,344
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc. - Class A	258,034	13,951,899
KLA-Tencor Corp. (B)	144,263	10,479,264
Xilinx, Inc.	295,561	13,982,991
Software - 1.0%
Synopsys, Inc. (A)	298,824	11,600,348
Specialty Retail - 5.4%
AutoZone, Inc. (A)	19,706	10,567,146
Bed Bath & Beyond, Inc. (A)	133,780	7,676,296
Best Buy Co., Inc. (B)	223,500	6,930,735
Gap, Inc. - Class A	407,785	16,951,623
PetSmart, Inc. - Class A (B)	101,768	6,085,726
Tiffany & Co.	87,940	8,815,985
TJX Cos., Inc.	54,436	2,893,273
Textiles, Apparel & Luxury Goods - 1.0%
PVH Corp.	58,202	6,786,353
V.F. Corp.	64,780	4,081,140
Thrifts & Mortgage Finance - 0.3%
Hudson City Bancorp, Inc.	331,198	3,255,676
Trading Companies & Distributors - 1.0%
MSC Industrial Direct Co., Inc. - Class A	114,642	10,964,361

Total Common Stocks (cost $806,884,591)		1,059,911,920

	Shares	Value
MASTER LIMITED PARTNERSHIP - 0.5%
Real Estate Management & Development - 0.5%
Brookfield Property Partners, LP Zero Coupon, (A)	272,510	$ 5,687,283

Total Master Limited Partnership (cost $4,697,945)		5,687,283

SECURITIES LENDING COLLATERAL - 8.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	96,452,409	96,452,409

Total Securities Lending Collateral (cost $96,452,409)		96,452,409

	Principal	Value
REPURCHASE AGREEMENT - 3.7%
State Street Bank & Trust Co. 0.01% (C), dated 06/30/2014, to be repurchased at $40,319,125 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $41,126,734.	$ 40,319,113	40,319,113

Total Repurchase Agreement (cost $40,319,113)		40,319,113

Total Investment Securities (cost $948,354,058) (D)		1,202,370,725
Other Assets and Liabilities - Net - (9.0)%		(99,355,578)

Net Assets - 100.0%		$ 1,103,015,147

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Common Stocks	$1,059,911,920	$—	$—	$1,059,911,920
Master Limited Partnership	5,687,283	—	—	5,687,283
Securities Lending Collateral	96,452,409	—	—	96,452,409
Repurchase Agreement	—	40,319,113	—	40,319,113
Total Investment Securities	$1,162,051,612	$40,319,113	$—	$1,202,370,725

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $94,370,002. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at June 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $948,354,058. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $255,486,896 and $1,470,229, respectively. Net unrealized appreciation for tax purposes is $254,016,667.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Mid Cap Value VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment securities, at value (cost: $908,034,945) (including securities loaned of $94,370,002)	$1,162,051,612
Repurchase agreement, at value (cost: $40,319,113)	40,319,113
Cash	50,234
Receivables:
Shares sold	360,912
Investment securities sold	1,350,572
Interest	11
Dividends	1,183,413
Securities lending income (net)	11,601
Prepaid expenses	14,432

Total assets	1,205,341,900

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	7,225
Investment securities purchased	5,018,360
Management and advisory fees	743,632
Distribution and service fees	28,146
Administration fees	23,106
Transfer agent fees	2,523
Trustees fees	945
Audit and tax fees	8,021
Custody fees	724
Legal fees	12,662
Printing and shareholder reports fees	24,715
Other	4,285
Collateral for securities on loan	96,452,409

Total liabilities	102,326,753

Net assets	$1,103,015,147

Net assets consist of:
Capital stock ($0.01 par value)	$485,547
Additional paid-in capital	741,614,028
Undistributed (distributions in excess of) net investment income (loss)	11,559,761
Undistributed (accumulated) net realized gain (loss)	95,339,144
Net unrealized appreciation (depreciation) on:
Investment securities	254,016,667

Net assets	$1,103,015,147

Net assets by class:
Initial Class	$966,246,200
Service Class	136,768,947

Shares outstanding:
Initial Class	42,489,241
Service Class	6,065,490

Net asset value and offering price per share:
Initial Class	$22.74
Service Class	22.55

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income (net of withholding taxes on foreign dividends of $8,690)	$8,582,576
Interest income	1,728
Securities lending income (net)	78,104

Total investment income	8,662,408

Expenses:
Management and advisory	4,125,972
Distribution and service:
Service Class	145,239
Administration	128,162
Transfer agent	7,749
Trustees	18,023
Audit and tax	13,516
Custody	54,376
Legal	18,737
Printing and shareholder reports	21,600
Other	37,984

Total expenses	4,571,358

Net investment income (loss)	4,091,050

Net realized gain (loss) on transactions from:
Investment securities	33,829,731

Net realized gain (loss)	33,829,731

Net change in unrealized appreciation (depreciation) on:
Investment securities	43,964,532

Net change in unrealized appreciation (depreciation)	43,964,532

Net realized and change in unrealized gain (loss)	77,794,263

Net increase (decrease) in net assets resulting from operations	$81,885,313

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Mid Cap Value VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$4,091,050	$7,643,024
Net realized gain (loss)	33,829,731	64,510,633
Net change in unrealized appreciation (depreciation)	43,964,532	157,885,992
Net increase (decrease) in net assets resulting from operations	81,885,313	230,039,649

Distributions to shareholders:
Net investment income:
Initial Class	—	(4,181,363)
Service Class	—	(318,169)
Total distributions from net investment income	—	(4,499,532)
Net realized gains:
Initial Class	—	(10,021,092)
Service Class	—	(1,005,091)
Total distributions from net realized gains	—	(11,026,183)
Total distributions to shareholders	—	(15,525,715)

Capital share transactions:
Proceeds from shares sold:
Initial Class	18,386,635	184,497,233
Service Class	24,751,169	46,648,764
	43,137,804	231,145,997
Dividends and distributions reinvested:
Initial Class	—	14,202,455
Service Class	—	1,323,260
	—	15,525,715
Cost of shares redeemed:
Initial Class	(31,154,315)	(53,433,249)
Service Class	(1,497,481)	(16,705,514)
	(32,651,796)	(70,138,763)

Net increase (decrease) in net assets resulting from capital share transactions	10,486,008	176,532,949
Net increase (decrease) in net assets	92,371,321	391,046,883

Net assets:
Beginning of period/year	1,010,643,826	619,596,943
End of period/year	$1,103,015,147	$1,010,643,826
Undistributed (distributions in excess of) net investment income (loss)	$11,559,761	$7,468,711

Share activity:
Shares issued:
Initial Class	847,667	10,266,691
Service Class	1,156,101	2,511,262
	2,003,768	12,777,953
Shares issued-reinvested from dividends and distributions:
Initial Class	—	741,255
Service Class	—	69,499
	—	810,754
Shares redeemed:
Initial Class	(1,490,043)	(2,820,185)
Service Class	(70,853)	(894,451)
	(1,560,896)	(3,714,636)

Net increase (decrease) in shares outstanding:
Initial Class	(642,376)	8,187,761
Service Class	1,085,248	1,686,310
	442,872	9,874,071

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Mid Cap Value VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$21.02		$16.21	$13.55	$13.45	$11.16	$9.25
Investment operations
Net investment income (loss) (A)	0.09		0.17	0.19	0.16	0.15	0.18
Net realized and unrealized gain (loss)	1.63		4.95	2.58	0.10	2.37	2.22
Total investment operations	1.72		5.12	2.77	0.26	2.52	2.40
Distributions
Net investment income	—		(0.09)	(0.11)	(0.16)	(0.23)	(0.18)
Net realized gains	—		(0.22)	—	—	—	(0.31)
Total distributions	—		(0.31)	(0.11)	(0.16)	(0.23)	(0.49)
Net asset value
End of period/year	$22.74		$21.02	$16.21	$13.55	$13.45	$11.16
Total return (B)	8.18	%(C)	31.81%	20.53%	2.01%	22.99%	26.41%
Net assets end of period/year (000’s)	$966,246		$906,706	$566,505	$176,354	$218,048	$238,019
Ratio and supplemental data
Expenses to average net assets	0.86	%(D)	0.86%	0.88%	0.89%	0.89%	0.89%
Net investment income (loss) to average net assets	0.82	%(D)	0.89%	1.25%	1.13%	1.21%	1.85%
Portfolio turnover rate	13	%(C)	29%	28%	40%	37%	34%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Service Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$20.87		$16.12	$13.49	$13.42	$11.15	$9.22
Investment operations
Net investment income (loss) (A)	0.06		0.12	0.15	0.13	0.12	0.16
Net realized and unrealized gain (loss)	1.62		4.92	2.57	0.09	2.37	2.21
Total investment operations	1.68		5.04	2.72	0.22	2.49	2.37
Distributions
Net investment income	—		(0.07)	(0.09)	(0.15)	(0.22)	(0.13)
Net realized gains	—		(0.22)	—	—	—	(0.31)
Total distributions	—		(0.29)	(0.09)	(0.15)	(0.22)	(0.44)
Net asset value
End of period/year	$22.55		$20.87	$16.12	$13.49	$13.42	$11.15
Total return (B)	8.05	%(C)	31.47%	20.24%	1.73%	22.82%	26.12%
Net assets end of period/year (000’s)	$136,769		$103,938	$53,092	$28,792	$12,579	$669
Ratio and supplemental data
Expenses to average net assets	1.11	%(D)	1.11%	1.13%	1.14%	1.14%	1.14%
Net investment income (loss) to average net assets	0.59	%(D)	0.65%	1.00%	0.96%	1.02%	1.63%
Portfolio turnover rate	13	%(C)	29%	28%	40%	37%	34%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Mid Cap Value VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2014 of $6,545 are included in Net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trusts (“REITs”): Dividend income related to a REIT is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2014:

	Market Value	% of Net Assets
Transamerica Asset Allocation – Conservative VP	$104,247,484	9.45%
Transamerica Asset Allocation – Growth VP	90,553,762	8.21
Transamerica Asset Allocation – Moderate Growth VP	346,796,194	31.44
Transamerica Asset Allocation – Moderate VP	351,560,725	31.87
Transamerica BlackRock Tactical Allocation VP	39,746,560	3.60
Transamerica Voya Balanced Allocation VP	607,629	0.06
Transamerica Voya Conservative Allocation VP	94,487	0.01
Transamerica Voya Moderate Growth Allocation VP	290,846	0.03
Total	$933,897,687	84.67%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $100 million	0.850%
Over $100 million	0.800%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
1.00%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$151,892,147
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	130,764,091
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Mid Cap Value VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica JPMorgan Mid Cap Value VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 3, 5- and 10- year periods and in line with the median for the past 1-year period. The Board also noted that the performance of the Initial Class of the Portfolio was above its benchmark for the past 3-year period and below its benchmark for the past 1-, 5- and 10-year periods. The Board also noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Mid Cap Value VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Mid Cap Value VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)
Transamerica JPMorgan Tactical Allocation VP
Initial Class	$1,000.00	$1,041.40	$4.05	$1,020.80	$4.01	0.80%
Service Class	1,000.00	1,039.50	5.31	1,019.60	5.26	1.05

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
U.S. Government Agency Obligations	23.7%
Corporate Debt Securities	20.0
Common Stocks	18.6
U.S. Government Obligations	16.4
Investment Companies	5.5
Asset-Backed Securities	5.5
Repurchase Agreement	5.4
Securities Lending Collateral	5.1
Mortgage-Backed Securities	4.8
Foreign Government Obligations	0.3
Municipal Government Obligations	0.1
Preferred Stocks	0.0	*
Short-Term U.S. Government Obligations	0.0	*
Convertible Bond	0.0	*
Other Assets and Liabilities - Net ^	(5.4)
Total	100.0%

*	Percentage rounds to less than 0.1%

^	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 16.4%
United States - 16.4%
U.S. Treasury Bond
2.13%, 08/31/2020	$ 3,000,000	$ 3,030,936
4.25%, 05/15/2039	50,000	58,711
4.38%, 02/15/2038 - 11/15/2039	1,950,000	2,329,195
4.50%, 02/15/2036 - 05/15/2038	1,200,000	1,457,719
4.75%, 02/15/2037	450,000	565,664
5.00%, 05/15/2037	1,665,000	2,161,378
5.25%, 02/15/2029	300,000	384,563
5.38%, 02/15/2031 (A)	550,000	722,133
8.75%, 05/15/2020 - 08/15/2020	1,500,000	2,092,265
U.S. Treasury Inflation Indexed Bond 2.50%, 01/15/2029	55,204	69,652
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016	1,610,880	1,653,166
1.13%, 01/15/2021	135,454	146,724
U.S. Treasury Note
0.25%, 01/31/2015 (B)	3,955,000	3,958,864
0.38%, 04/30/2016	500,000	499,844
0.75%, 12/31/2017	3,000,000	2,962,032
0.88%, 02/28/2017	1,000,000	1,003,672
1.00%, 06/30/2019 - 11/30/2019	620,000	598,366
1.25%, 10/31/2018	4,000,000	3,969,064
1.50%, 08/31/2018	200,000	201,047
2.00%, 04/30/2016 - 11/30/2020	4,500,000	4,617,539
2.13%, 01/31/2021 - 08/15/2021	6,400,000	6,407,094
2.25%, 01/31/2015	405,000	410,126
2.38%, 10/31/2014	5,000,000	5,037,890
2.50%, 03/31/2015	95,000	96,711
2.63%, 04/30/2018 - 11/15/2020	3,400,000	3,546,293
3.13%, 10/31/2016 - 05/15/2021	6,150,000	6,541,104
3.25%, 12/31/2016	6,000,000	6,384,372
3.38%, 11/15/2019	200,000	217,312
3.50%, 02/15/2018 - 05/15/2020	5,600,000	6,085,233
3.63%, 02/15/2021	3,250,000	3,577,031
4.00%, 02/15/2015	100,000	102,434
4.75%, 08/15/2017	500,000	558,867
U.S. Treasury STRIPS
Zero Coupon, 08/15/2016 - 02/15/2035	74,875,000	58,761,072
Zero Coupon, 11/15/2016 - 05/15/2035 (A)	4,300,000	3,318,309

Total U.S. Government Obligations (cost $132,170,544)		133,526,382

U.S. GOVERNMENT AGENCY OBLIGATIONS - 23.7%
United States - 23.7%
Fannie Mae
0.37%, 03/25/2045 (C)	170,268	169,973
0.49%, 01/01/2023 (C)	1,400,000	1,402,992
0.50%, 01/25/2017 - 01/01/2023 (C)	1,117,552	1,116,423
0.51%, 01/01/2023 (C)	680,216	686,459
0.53%, 02/01/2023 (C)	1,000,000	999,489
0.54%, 10/01/2022 - 01/01/2023 (C)	1,970,855	1,987,964
0.58%, 07/01/2024 (C) (G)	1,250,000	1,252,344
0.60%, 01/01/2024 (C)	2,000,000	2,016,710
0.63%, 08/01/2023 (C)	1,000,000	1,008,057
0.65%, 08/25/2042 (C)	448,528	448,320
0.67%, 08/25/2019 (C)	221,705	222,537
0.70%, 08/01/2022 (C)	481,539	485,811
0.92%, 04/01/2022 (C)	400,000	402,893
1.40%, 07/01/2017	500,000	504,916

	Principal	Value
United States (continued)
Fannie Mae (continued)
1.47%, 12/01/2019	$ 484,137	$ 473,488
1.52%, 12/25/2019	505,050	508,167
1.58%, 01/01/2020	484,985	476,330
1.80%, 12/25/2019	400,000	397,091
2.00%, 12/01/2020	500,000	489,824
2.01%, 07/01/2019 - 06/01/2020	3,000,000	3,010,891
2.03%, 08/01/2019	508,000	510,121
2.22%, 12/01/2022	1,500,000	1,455,645
2.24%, 12/01/2022	500,000	485,783
2.34%, 01/01/2023	992,647	968,656
2.37%, 11/01/2022	500,000	490,039
2.38%, 12/01/2022	1,000,000	979,901
2.40%, 12/01/2022 - 02/01/2023	3,475,471	3,405,630
2.45%, 11/01/2022 - 02/01/2023	3,000,000	2,938,492
2.47%, 09/01/2022	484,076	478,600
2.49%, 10/01/2017 - 03/01/2023	1,430,538	1,457,508
2.50%, 04/01/2023	1,000,000	975,751
2.52%, 10/01/2022 - 05/01/2023	1,493,989	1,457,232
2.53%, 10/01/2022	970,617	962,554
2.57%, 01/01/2023	2,099,828	2,081,249
2.64%, 04/01/2023	983,796	979,172
2.67%, 07/01/2022	1,000,000	998,070
2.68%, 07/01/2022	492,312	495,601
2.69%, 10/01/2017	728,250	759,465
2.75%, 03/01/2022	481,113	478,690
2.76%, 06/01/2023	989,047	991,143
2.81%, 06/01/2023	1,000,000	1,007,384
2.86%, 05/01/2022	965,843	984,866
2.92%, 08/25/2021	315,443	323,693
2.97%, 11/01/2018	938,136	982,058
2.98%, 07/01/2022	1,500,000	1,540,047
3.11%, 01/01/2022	754,903	785,028
3.12%, 05/01/2022	966,603	1,001,953
3.23%, 11/01/2020	730,614	768,239
3.28%, 08/01/2020	3,865,999	4,056,171
3.29%, 10/01/2020	989,478	1,044,025
3.35%, 08/01/2023	695,000	723,970
3.38%, 01/01/2018	500,000	531,150
3.50%, 08/01/2032 - 08/01/2043	10,035,642	10,275,752
3.50%, 01/25/2024 (C)	1,500,000	1,575,834
3.51%, 12/25/2023 (C)	1,776,000	1,871,238
3.56%, 01/01/2021	993,076	1,064,270
3.59%, 12/01/2020 - 10/01/2021	1,915,284	2,047,743
3.65%, 04/25/2021	433,000	466,387
3.67%, 07/01/2023	925,000	981,559
3.73%, 06/25/2021 - 07/01/2022	1,245,147	1,339,367
3.74%, 06/01/2018	382,385	413,687
3.76%, 04/25/2021 - 11/01/2023	1,500,000	1,611,298
3.77%, 09/01/2021	1,000,000	1,061,899
3.80%, 05/01/2022	942,789	1,011,958
3.82%, 06/01/2017	936,258	999,002
3.84%, 09/01/2020	658,503	712,658
3.87%, 08/01/2021	481,189	522,819
3.88%, 09/01/2021	1,542,053	1,675,586
4.04%, 10/01/2020	400,000	436,527
4.13%, 08/01/2021	480,519	525,985
4.25%, 04/01/2021	1,050,000	1,151,392
4.30%, 04/01/2021	443,208	493,065

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
United States (continued)
Fannie Mae (continued)
4.33%, 04/01/2021	$ 383,896	$ 427,781
4.36%, 03/01/2020 - 05/01/2021	1,381,221	1,539,589
4.38%, 01/01/2021 - 04/01/2021	973,441	1,087,074
4.39%, 05/01/2021	297,739	332,887
4.48%, 02/01/2021	479,521	538,220
4.50%, 09/01/2040	562,587	613,364
4.53%, 12/01/2019	909,479	1,019,325
4.54%, 01/01/2020	685,406	766,701
4.78%, 12/01/2019	1,015,215	1,144,697
5.00%, 06/01/2033 - 08/01/2040	404,044	451,857
5.50%, 03/01/2024 - 01/01/2038	1,576,334	1,767,242
5.94%, 10/01/2017	1,043,770	1,168,846
6.00%, 08/01/2021 - 09/01/2037	2,544,674	2,854,992
7.00%, 11/01/2037 - 12/01/2037	111,030	118,298
Fannie Mae, PO 09/01/2024 - 08/01/2032	96,000	90,250
Fannie Mae, PO, Series MTN 05/15/2030	400,000	219,240
Fannie Mae REMIC
0.44%, 07/25/2036 (C)	234,855	235,007
0.55%, 05/25/2027 (C)	377,909	379,385
0.65%, 05/25/2035 - 10/25/2042 (C)	2,302,799	2,304,279
0.75%, 04/25/2040 (C)	127,431	128,009
0.80%, 02/25/2024 (C)	202,199	205,036
1.05%, 03/25/2038 (C)	576,259	583,104
1.40%, 07/25/2023 (C)	393,537	401,378
3.00%, 05/25/2026	1,000,000	994,109
3.50%, 04/25/2031	1,000,000	1,017,784
4.00%, 05/25/2033	200,000	213,146
4.50%, 07/25/2038	162,818	168,175
5.00%, 10/25/2025	294,131	319,949
5.25%, 05/25/2039	146,601	152,136
5.50%, 04/25/2022 - 07/25/2040	2,655,165	2,906,833
6.00%, 03/25/2029	63,389	70,857
6.50%, 01/25/2032 - 07/25/2036	260,708	289,352
7.00%, 11/25/2041	280,708	326,189
22.57%, 06/25/2035 (C)	197,309	270,919
Fannie Mae REMIC, IO
5.00%, 08/25/2019	3,085,840	236,266
6.38%, 01/25/2041 (C)	638,608	134,395
6.45%, 08/25/2035 - 06/25/2036 (C)	1,006,383	154,322
6.55%, 03/25/2036 (C)	663,164	118,719
Fannie Mae REMIC, PO 12/25/2034 - 12/25/2043	2,252,788	1,813,031
Federal Home Loan Bank 5.50%, 07/15/2036	250,000	319,871
Financing Corp. Fico, PO Series 2011-75, Class FA 05/11/2018	2,500,000	2,359,955
Freddie Mac
0.55%, 03/25/2043 (C)	1,029,279	1,001,311
0.60%, 09/15/2042 (C)	891,506	889,665
0.65%, 08/15/2042 - 10/15/2042 (C)	899,784	899,624
0.70%, 07/15/2042 - 03/15/2044 (C)	2,753,744	2,766,783
2.55%, 12/01/2031 (C)	51,127	54,462
3.00%, 07/01/2033 - 01/15/2044	3,593,423	3,576,717
3.39%, 03/25/2024	714,000	744,832

	Principal	Value
United States (continued)
Freddie Mac (continued)
3.50%, 01/01/2032 - 04/01/2043	$ 6,155,670	$ 6,356,740
3.85%, 02/01/2036 (C)	130,152	137,011
4.00%, 06/01/2042	457,469	484,578
4.01%, 07/01/2040 (C)	363,133	386,966
4.50%, 03/01/2037 - 05/01/2041	1,860,968	2,011,369
5.00%, 02/01/2034	635,170	693,261
5.50%, 01/01/2024	190,678	209,035
6.00%, 01/01/2024 - 01/01/2034	420,555	455,594
6.50%, 07/01/2017 - 11/01/2037	1,068,202	1,196,651
Freddie Mac REMIC
0.50%, 06/15/2043 (C)	1,707,877	1,680,395
0.55%, 07/15/2037 - 04/15/2039 (C)	1,233,332	1,231,374
0.60%, 03/15/2039 - 11/15/2039 (C)	2,499,792	2,511,698
3.00%, 04/15/2025 - 02/15/2026	796,492	830,411
3.50%, 05/15/2021 - 02/15/2026	2,663,000	2,753,770
4.00%, 12/15/2024 - 12/15/2041	2,881,244	2,992,207
4.50%, 02/15/2020 - 06/15/2025	1,151,113	1,217,218
5.00%, 07/15/2020 - 05/15/2041	1,632,895	1,780,598
5.30%, 01/15/2033	146,381	160,003
5.50%, 11/15/2023 - 07/15/2037	3,237,153	3,567,584
5.50%, 05/15/2041 (C)	412,903	434,873
5.71%, 10/15/2038 (C)	99,944	109,366
5.75%, 06/15/2035 - 08/15/2035	1,707,476	1,851,464
5.85%, 09/15/2035	584,638	653,521
6.00%, 04/15/2036	310,515	338,057
6.50%, 02/15/2032	113,563	128,898
14.10%, 09/15/2034 (C)	151,002	171,920
23.76%, 06/15/2035 (C)	111,516	155,698
Freddie Mac REMIC, IO
4.50%, 12/15/2024	184,665	13,277
5.00%, 10/15/2039	321,705	50,473
6.22%, 10/15/2037 (C)	735,816	118,024
Freddie Mac REMIC, PO 04/15/2020 - 01/15/2040	831,074	762,323
Ginnie Mae
0.49%, 12/20/2062 (C)	884,879	876,084
0.56%, 03/20/2063 (C)	476,556	472,722
0.60%, 03/20/2060 - 02/20/2063 (C)	1,674,871	1,670,171
0.62%, 03/20/2063 (C)	460,274	457,992
0.63%, 04/20/2063 (C)	952,674	948,339
0.70%, 04/20/2062 - 07/20/2062 (C)	679,932	680,842
0.75%, 04/20/2064 (C)	1,988,655	1,990,658
0.80%, 05/20/2061 - 03/20/2064 (C)	3,962,991	3,977,690
0.84%, 02/20/2064 (C)	998,437	1,004,774
0.85%, 09/20/2063 (C)	1,479,098	1,488,020
1.65%, 01/20/2063 - 04/20/2063	2,510,238	2,494,193
1.75%, 03/20/2063	496,660	495,184
2.00%, 06/20/2062	927,997	941,527
3.50%, 05/20/2035	286,754	294,074
3.94%, 11/16/2042 (C)	433,758	444,468
4.00%, 09/16/2025	500,000	529,692
4.71%, 11/20/2042 (C)	840,516	911,356
5.00%, 04/20/2041	174,947	196,542
5.24%, 07/20/2060 (C)	608,433	686,092
5.50%, 01/16/2033 - 07/20/2037	1,098,808	1,241,847
5.83%, 12/20/2038 (C)	235,865	261,939
6.00%, 02/15/2024 - 09/20/2038	1,548,762	1,717,435
22.74%, 04/20/2037 (C)	117,942	172,330

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
United States (continued)
Ginnie Mae, IO
6.45%, 05/20/2041 (C)	$ 257,555	$ 61,577
7.50%, 04/20/2031	298,840	52,206
Ginnie Mae, PO 02/17/2033 - 01/20/2038	175,344	166,177
NCUA Guaranteed Notes Trust
Series 2010-C1, Class A2
2.90%, 10/29/2020	250,000	259,456
Series 2010-C1, Class APT
2.65%, 10/29/2020	820,236	841,953
Residual Funding Corp., PO 10/15/2019 - 10/15/2020	6,525,000	5,749,524
Tennessee Valley Authority
1.75%, 10/15/2018	171,000	172,378
5.25%, 09/15/2039	100,000	121,354
5.88%, 04/01/2036	425,000	549,763
Tennessee Valley Authority, PO 07/15/2028	1,000,000	584,621

Total U.S. Government Agency Obligations (cost $192,654,802)		193,529,891

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Canada - 0.0% (D)
Province of Ontario Canada
0.95%, 05/26/2015	185,000	186,219
1.65%, 09/27/2019	87,000	85,653
Israel - 0.0% (D)
Israel Government AID Bond Series 2 Zero Coupon, 11/01/2024	300,000	214,850
Mexico - 0.1%
Mexico Government International Bond
4.00%, 10/02/2023	226,000	237,526
Series 2012-1, Class A2
5.75%, 10/12/2110	70,000	74,270
Mexico Government International Bond, Series MTN
3.50%, 01/21/2021	345,000	358,282
4.75%, 03/08/2044	92,000	93,840
5.55%, 01/21/2045	119,000	135,363
Poland - 0.0% (D)
Poland Government International Bond 4.00%, 01/22/2024	167,000	173,263
Supranational - 0.1%
African Development Bank 8.80%, 09/01/2019	130,000	166,820
Corp. Andina de Fomento 3.75%, 01/15/2016	64,000	66,568
International Bank for Reconstruction & Development Series 2 Zero Coupon, 02/15/2016	300,000	296,906
Turkey - 0.1%
Turkey Government International Bond 5.75%, 03/22/2024	260,000	284,050

Total Foreign Government Obligations (cost $2,293,381)		2,373,610

	Principal	Value
MORTGAGE-BACKED SECURITIES - 4.8%
United States - 4.8%
A10 Securitization LLC
Series 2012-1, Class A
3.49%, 04/15/2024 - 144A (E)	$ 98,949	$ 99,365
Series 2013-1, Class A
2.40%, 11/15/2025 - 144A	227,095	228,099
A10 Term Asset Financing LLC
Series 2013-2, Class A
2.62%, 11/15/2027 - 144A	823,000	823,699
Series 2013-2, Class B
4.38%, 11/15/2027 - 144A	250,000	250,773
Series 2014-1, Class A1
1.72%, 04/15/2033 - 144A	343,000	342,977
Series 2014-1, Class A2
3.02%, 04/15/2033 - 144A	301,000	300,958
AJAX Mortgage Loan Trust
Series 2013-A, Class A
3.50%, 02/25/2051 - 144A (C) (F)	419,330	414,613
Series 2013-B, Class A1
3.50%, 02/25/2051 - 144A (C) (F)	848,695	856,975
American General Mortgage Loan Trust Series 2010-1A, Class A2 5.65%, 03/25/2058 - 144A (C)	100,000	101,269
American Tower Trust I Series 2013-1A, Class 1A 1.55%, 03/15/2043 - 144A	75,000	74,695
ASG Resecuritization Trust Series 2009-4, Class A60 6.00%, 06/28/2037 - 144A	36,590	37,255
BAMLL Commercial Mortgage Securities Trust Series 2012-PARK, Class A 2.96%, 12/10/2030 - 144A	100,000	99,090
Banc of America Commercial Mortgage Trust
Series 2006-5, Class A4
5.41%, 09/10/2047	75,000	80,753
Series 2007-5, Class A4
5.49%, 02/10/2051	500,000	545,243
Banc of America Funding Corp. Series 2012-R6, Class 1A1 3.00%, 10/26/2039 - 144A (F)	226,444	224,832
Banc of America Funding Trust
Series 2005-E, Class 4A1
2.68%, 03/20/2035 (C)	167,888	168,573
Series 2010-R5, Class 1A1
5.50%, 10/26/2037 - 144A	46,942	48,039
Banc of America Mortgage Trust
Series 2003-J, Class 3A2
2.69%, 11/25/2033 (C)	152,005	153,897
Series 2004-5, Class 2A2
5.50%, 06/25/2034	68,892	70,226
Series 2004-6, Class 1A3
5.50%, 05/25/2034	117,882	123,899
BB-UBS Trust
Series 2012-SHOW, Class A
3.43%, 11/05/2036 - 144A	500,000	495,712
Series 2012-TFT, Class A
2.89%, 06/05/2030 - 144A	250,000	245,548
BCAP LLC Trust
Series 2010-RR4, Class 12A1
4.00%, 07/26/2036 - 144A (C)	34,409	35,077

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
United States (continued)
BCAP LLC Trust (continued)
Series 2011-R11, Class 24A5
3.00%, 08/26/2022 - 144A (C)	$ 132,979	$ 133,471
Series 2011-R11, Class 25A5
4.00%, 08/26/2021 - 144A (C)	214,122	217,612
Series 2011-RR5, Class 11A3
0.30%, 05/28/2036 - 144A (C)	59,560	58,441
Series 2011-RR5, Class 14A3
2.62%, 07/26/2036 - 144A (C)	34,229	34,082
Series 2012-RR10, Class 1A1
0.38%, 02/26/2037 - 144A (C)	337,923	322,124
Series 2012-RR10, Class 3A1
0.34%, 05/26/2036 - 144A (C)	310,891	293,778
Series 2012-RR3, Class 2A5
1.99%, 05/26/2037 - 144A (C)	231,437	232,109
Bear Stearns Alt-A Trust Series 2004-6, Class 1A 0.79%, 07/25/2034 (C)	589,800	565,539
Bear Stearns ARM Trust Series 2003-4, Class 3A1 2.29%, 07/25/2033 (C)	59,617	60,095
Bear Stearns Commercial Mortgage Securities Trust Series 2004-PWR4, Class A3 5.47%, 06/11/2041 (C)	5,875	5,875
Bear Stearns Commercial Mortgage Securities Trust, IO Series 2005-PWR8, Class X1 0.93%, 06/11/2041 - 144A (C)	2,132,496	10,756
CAM Mortgage Trust
Series 2014-1, Class A
3.35%, 12/15/2053 - 144A (C)	71,842	71,929
Series 2014-2, Class A
2.60%, 05/15/2048 - 144A (C)	379,000	379,000
CD Commercial Mortgage Trust Series 2005-CD1, Class AJ 5.40%, 07/15/2044 (C)	100,000	104,756
CD Commercial Mortgage Trust, IO Series 2007-CD4, Class XC 0.56%, 12/11/2049 - 144A (C)	7,354,686	62,655
Chase Mortgage Finance Trust
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	69,951	72,899
Series 2007-A1, Class 1A3
2.60%, 02/25/2037 (C)	120,168	120,777
Series 2007-A2, Class 2A1
2.65%, 07/25/2037 (C)	47,705	47,963
CHL Mortgage Pass-Through Trust
Series 2003-39, Class A6
5.00%, 10/25/2033	75,968	79,350
Series 2004-3, Class A26
5.50%, 04/25/2034	81,917	85,408
Series 2004-3, Class A4
5.75%, 04/25/2034	65,533	67,757
Citicorp Mortgage Securities, Inc. Series 2004-3, Class A5 5.25%, 05/25/2034	157,624	168,087
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class A4
5.43%, 10/15/2049	100,000	108,468

	Principal	Value
United States (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2013-SMP, Class A
2.11%, 01/12/2030 - 144A	$ 96,202	$ 97,848
Citigroup Mortgage Loan Trust
Series 2008-AR4, Class 1A1A
2.75%, 11/25/2038 - 144A (C)	91,755	92,491
Series 2010-8, Class 5A6
4.00%, 11/25/2036 - 144A	352,722	363,198
Citigroup Mortgage Loan Trust, Inc. Series 2012-A, Class A 2.50%, 06/25/2051 - 144A (F)	115,943	112,406
COBALT CMBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.22%, 08/15/2048	71,980	76,846
Series 2006-C1, Class AM
5.25%, 08/15/2048	300,000	309,951
COMM Mortgage Trust
Series 2012-9W57, Class A
2.37%, 02/10/2029 - 144A	400,000	411,354
Series 2013-300P, Class A1
4.35%, 08/10/2030 - 144A	500,000	541,151
Series 2013-SFS, Class A2
2.99%, 04/12/2035	156,000	153,966
Series 2014-TWC, Class A
1.00%, 02/13/2032 - 144A (C)	450,000	450,602
Commercial Mortgage Asset Trust Series 1999-C1, Class D 7.30%, 01/17/2032 (C)	27,648	27,648
Commercial Mortgage Pass-Through Certificates
Series 2012-MVP, Class A
2.09%, 11/17/2026 - 144A (C)	91,878	92,518
Series 2014-KYO, Class A
1.05%, 06/11/2027 - 144A (C) (G)	846,000	846,661
Commercial Mortgage Trust
Series 2006-GG7, Class A4
6.02%, 07/10/2038 (C)	291,338	313,565
Series 2006-GG7, Class AM
6.02%, 07/10/2038 (C)	50,000	54,243
Coof Securitization Trust, IO Series 2014-1, Class A 3.17%, 06/15/2040 - 144A (C)	600,000	84,955
Credit Suisse Commercial Mortgage Trust Series 2006-C2, Class A3 5.86%, 03/15/2039 (C)	100,000	106,202
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	78,428	81,502
Series 2004-4, Class 2A4
5.50%, 09/25/2034	236,455	258,385
CSMC Trust
Series 2010-11R, Class A6
1.15%, 06/28/2047 - 144A (C)	742,129	710,277
Series 2011-16R, Class 7A3
3.50%, 12/27/2036 - 144A (C)	170,235	172,058
Series 2011-1R, Class A1
1.15%, 02/27/2047 - 144A (C)	46,217	46,163

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
United States (continued)
CSMC Trust (continued)
Series 2011-6R, Class 3A1
2.71%, 07/28/2036 - 144A (C)	$ 53,073	$ 53,362
Series 2011-7R, Class A1
1.40%, 08/28/2047 - 144A (C)	5,795	5,792
Series 2011-9R, Class A1
2.15%, 03/27/2046 - 144A (C)	85,431	85,803
Series 2012-3R, Class 1A1
3.25%, 07/27/2037 - 144A (C)	124,110	123,462
Series 2014-ICE, Class A
1.05%, 04/15/2027 - 144A (C)	505,000	505,391
DBRR Trust
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	2,230	2,229
Series 2013-EZ2, Class A
0.85%, 02/25/2045 - 144A (C)	320,617	320,299
Series 2013-EZ3, Class A
1.64%, 12/18/2049 - 144A (C)	402,060	405,076
Deutsche Mortgage Securities, Inc., Re-REMIC Trust Series 2009-RS2, Class 4A1 0.28%, 04/26/2037 - 144A (C)	4,704	4,670
FDIC Trust Series 2013-N1, Class A 4.50%, 10/25/2018 - 144A	110,148	111,687
GMACM Mortgage Loan Trust Series 2004-J5, Class A7 6.50%, 01/25/2035	47,129	49,513
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A
3.55%, 04/10/2034 - 144A	700,000	725,187
Series 2013-NYC5, Class A
2.32%, 01/10/2030 - 144A	100,000	101,067
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.47%, 08/10/2044 - 144A (C)	200,000	206,963
GSMPS Mortgage Loan Trust Series 2005-RP3, Class 1AF 0.50%, 09/25/2035 - 144A (C)	92,546	79,266
GSR Mortgage Loan Trust
Series 2003-10, Class 1A1
2.56%, 10/25/2033 (C)	55,214	55,311
Series 2004-6F, Class 2A4
5.50%, 05/25/2034	136,571	146,130
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	65,670	68,404
Impac CMB Trust Series 2005-4, Class 2A1 0.45%, 05/25/2035 (C)	73,148	72,874
Impac Secured Assets CMN Owner Trust Series 2003-3, Class A1 4.76%, 08/25/2033 (C)	119,625	123,900
Impac Secured Assets Trust
Series 2006-1, Class 2A1
0.50%, 05/25/2036 (C)	107,815	106,862
Series 2006-2, Class 2A1
0.50%, 08/25/2036 (C)	45,058	44,455

	Principal	Value
United States (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (C)	$ 86,252	$ 92,900
Series 2006-CB16, Class A4
5.55%, 05/12/2045	121,630	130,709
Series 2006-LDP9, Class A3SF
0.31%, 05/15/2047 (C)	42,261	42,124
Series 2007-C1, Class A4
5.72%, 02/15/2051	300,000	330,349
JPMorgan Chase Commercial Mortgage Securities Trust, IO Series 2006-LDP8, Class X 0.73%, 05/15/2045 (C)	2,882,202	29,707
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1
1.99%, 02/25/2034 (C)	36,249	36,341
Series 2006-A2, Class 5A3
2.55%, 11/25/2033 (C)	87,997	87,965
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2 3.99%, 02/15/2036 - 144A	192,000	194,873
LB-UBS Commercial Mortgage Trust Series 2007-C2, Class A3 5.43%, 02/15/2040	164,377	180,286
LVII Resecuritization Trust
Series 2009-2, Class M3
5.16%, 09/27/2037 - 144A (C)	200,000	203,567
Series 2009-3, Class M3
5.09%, 11/27/2037 - 144A (C)	100,000	101,397
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.64%, 04/21/2034 (C)	150,212	151,996
Series 2004-13, Class 3A7
2.64%, 11/21/2034 (C)	70,619	72,064
MASTR Alternative Loan Trust
Series 2004-4, Class 1A1
5.50%, 05/25/2034	95,605	101,569
Series 2004-5, Class 5A1
4.75%, 06/25/2019	45,999	47,311
MASTR Alternative Loan Trust, PO Series 2003-8, Class 15 11/25/2018	197,723	195,254
MASTR Asset Securitization Trust
Series 2003-10, Class 3A1
5.50%, 11/25/2033	80,363	84,298
Series 2003-11, Class 9A6
5.25%, 12/25/2033	138,858	146,272
Series 2003-7, Class 1A1
5.50%, 09/25/2033	156,715	162,712
MASTR Seasoned Securitization Trust Series 2004-2, Class A2 6.50%, 08/25/2032	210,315	237,439
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1
0.77%, 10/25/2028 (C)	179,341	177,958
Series 2003-H, Class A1
0.79%, 01/25/2029 (C)	183,381	182,915

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
United States (continued)
Merrill Lynch Mortgage Investors Trust (continued)
Series 2004-A, Class A1
0.61%, 04/25/2029 (C)	$ 257,678	$ 248,565
ML-CFC Commercial Mortgage Trust, IO Series 2006-4, Class XC 0.26%, 12/12/2049 - 144A (C)	2,178,686	25,558
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A3 3.67%, 02/15/2047	300,000	315,224
Morgan Stanley Capital I Trust Series 2004-HQ4, Class A7 4.97%, 04/14/2040	26,993	26,984
Morgan Stanley Capital I Trust, IO
Series 2006-IQ12, Class X1
0.68%, 12/15/2043 - 144A (C)	2,666,695	28,331
Series 2007-HQ11, Class X
0.39%, 02/12/2044 - 144A (C)	4,297,917	20,088
Morgan Stanley Re-REMIC Trust
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	10,007	10,045
Series 2012-IO, Class AXA
1.00%, 03/27/2051 - 144A	180,018	181,368
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	532,262	535,254
Series 2012-XA, Class B
0.25%, 07/27/2049 - 144A	200,000	173,000
Morgan Stanley Re-REMIC Trust, PO Series 2009-IO, Class B 07/17/2056 - 144A	92,291	91,852
NorthStar Mortgage Trust Series 2012-1, Class A 1.35%, 08/25/2029 - 144A (C)	183,007	183,166
OnDeck Asset Securitization Trust Series 2014-1A, Class A 3.15%, 05/17/2018 - 144A	391,000	391,135
ORES NPL LLC Series 2013-LV2, Class A 3.08%, 09/25/2025 - 144A	240,955	240,968
Provident Funding Mortgage Loan Trust Series 2005-1, Class 2A1 2.50%, 05/25/2035 (C)	79,767	81,365
RALI Trust
Series 2003-QS13, Class A2
4.00%, 07/25/2033	463,925	436,977
Series 2003-QS13, Class A5
0.80%, 07/25/2033 (C)	173,715	162,399
Series 2004-QA4, Class NB3
2.52%, 09/25/2034 (C)	60,793	60,874
RAMP Trust
Series 2004-RS11, Class M1
1.08%, 11/25/2034 (C)	173,865	171,286
Series 2004-RZ1, Class M1
4.82%, 03/25/2034 (C)	201,356	201,279
Series 2006-RZ1, Class A3
0.45%, 03/25/2036 (C)	229,243	218,253
RBS Commercial Funding, Inc. Series 2013-SMV, Class A 3.26%, 03/11/2031 - 144A	160,000	155,848

	Principal	Value
United States (continued)
RCMC LLC Series 2012-CRE1, Class A 5.62%, 11/15/2044 - 144A	$ 210,631	$ 216,957
Sequoia Mortgage Trust
Series 10, Class 1A
0.95%, 10/20/2027 (C)	164,809	162,083
Series 2003-1, Class 1A
0.91%, 04/20/2033 (C)	383,199	385,026
Series 2003-2, Class A1
0.81%, 06/20/2033 (C)	130,290	126,675
Series 2004-11, Class A1
0.45%, 12/20/2034 (C)	126,770	121,125
Series 2004-5, Class A2
0.67%, 06/20/2034 (C)	368,900	361,230
Series 2004-8, Class A1
0.85%, 09/20/2034 (C)	490,866	471,043
Series 2004-9, Class A1
0.49%, 10/20/2034 (C)	456,182	436,439
Springleaf Mortgage Loan Trust
Series 2011-1A, Class A1
4.05%, 01/25/2058 - 144A (C)	43,231	45,063
Series 2011-1A, Class A2
5.45%, 01/25/2058 - 144A (C)	200,000	209,942
Series 2012-1A, Class A
2.67%, 09/25/2057 - 144A (C)	81,354	82,855
Series 2012-1A, Class M3
6.00%, 09/25/2057 - 144A (C)	150,000	160,225
Series 2012-2A, Class A
2.22%, 10/25/2057 - 144A (C)	272,243	275,707
Series 2012-2A, Class M2
4.61%, 10/25/2057 - 144A (C)	500,000	515,858
Series 2012-2A, Class M4
6.00%, 10/25/2057 - 144A (C)	100,000	104,682
Series 2012-3A, Class A
1.57%, 12/25/2059 - 144A (C)	248,601	248,466
Series 2012-3A, Class M1
2.66%, 12/25/2059 - 144A (C)	100,000	100,011
Series 2013-1A, Class A
1.27%, 06/25/2058 - 144A (C)	317,985	316,847
Series 2013-1A, Class M1
2.31%, 06/25/2058 - 144A (C)	207,000	202,086
Series 2013-1A, Class M2
3.14%, 06/25/2058 - 144A (C)	144,000	143,035
Series 2013-1A, Class M3
3.79%, 06/25/2058 - 144A (C)	159,000	160,286
Series 2013-2A, Class A
1.78%, 12/25/2065 - 144A (C)	534,330	533,420
Series 2013-2A, Class M1
3.52%, 12/25/2065 - 144A (C)	156,000	159,320
Series 2013-2A, Class M2
4.48%, 12/25/2065 - 144A (C)	350,000	360,617
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4
2.47%, 02/25/2034 (C)	1,014,269	1,029,793
Series 2004-4, Class 5A
2.38%, 04/25/2034 (C)	25,751	25,171
Series 2004-6, Class 4A1
2.39%, 06/25/2034 (C)	439,046	445,301

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
United States (continued)
Structured Adjustable Rate Mortgage Loan Trust (continued)
Series 2004-6, Class 5A4
2.40%, 06/25/2034 (C)	$ 40,668	$ 40,448
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1
0.49%, 10/19/2034 (C)	77,432	73,674
Series 2005-AR5, Class A3
0.41%, 07/19/2035 (C)	306,493	296,761
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1
0.79%, 09/25/2043 (C)	101,626	99,913
Series 2004-3, Class A
0.89%, 09/25/2044 (C)	253,649	246,171
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66%, 06/10/2030 - 144A	174,000	175,668
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/2063	104,000	107,365
Series 2013-C6, Class A4
3.24%, 04/10/2046	286,000	286,666
UBS-Barclays Commercial Mortgage Trust, IO Series 2012-C2, Class XA 1.94%, 05/10/2063 - 144A (C)	758,590	64,360
VNDO Mortgage Trust
Series 2012-6AVE, Class A
3.00%, 11/15/2030 - 144A	544,235	540,557
Series 2013-PENN, Class A
3.81%, 12/13/2029 - 144A	400,000	425,040
VOLT NPL X LLC Series 2013-NPL4, Class A1 3.96%, 11/25/2053 - 144A (C)	133,015	133,805
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11, Class A5
5.22%, 01/15/2041 (C)	35,199	35,242
Series 2005-C22, Class A4
5.46%, 12/15/2044 (C)	250,000	262,168
Wachovia Bank Commercial Mortgage Trust, IO Series 2006-C24, Class XC 0.28%, 03/15/2045 - 144A (C)	10,332,721	24,943
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR10, Class A7
2.42%, 10/25/2033 (C)	80,800	81,875
Series 2003-AR11, Class A6
2.43%, 10/25/2033 (C)	152,854	155,015
Series 2003-AR5, Class A7
2.45%, 06/25/2033 (C)	126,335	128,262
Series 2003-AR6, Class A1
2.44%, 06/25/2033 (C)	176,015	177,934
Series 2003-AR7, Class A7
2.30%, 08/25/2033 (C)	157,410	159,570
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	67,224	69,345
Series 2004-CB2, Class 7A
5.50%, 08/25/2019	59,011	60,965
Series 2004-CB3, Class 3A
5.50%, 10/25/2019	69,466	72,592

	Principal	Value
United States (continued)
Wells Fargo Commercial Mortgage Trust Series 2013-120B, Class A 2.80%, 03/18/2028 - 144A (C)	$ 400,000	$ 401,222
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
2.49%, 06/25/2033 (C)	134,891	137,713
Series 2004-EE, Class 3A2
2.56%, 12/25/2034 (C)	446,607	455,817
Series 2004-I, Class 1A1
2.63%, 07/25/2034 (C)	318,312	322,289
Series 2004-P, Class 2A1
2.61%, 09/25/2034 (C)	148,287	151,546
Series 2004-R, Class 2A1
2.62%, 09/25/2034 (C)	72,731	74,803
Series 2005-AR3, Class 1A1
2.62%, 03/25/2035 (C)	865,499	880,078
Series 2005-AR8, Class 2A1
2.62%, 06/25/2035 (C)	54,712	55,210
Series 2005-AR9, Class 2A1
2.62%, 10/25/2033 (C)	58,693	59,680
Wells Fargo Mortgage Loan Trust Series 2012-RR1, Class A1 2.85%, 08/27/2037 - 144A (C)	247,815	249,316
Wells Fargo Re-REMIC Trust Series 2012-IO, Class A 1.75%, 08/20/2021 - 144A	187,683	187,758
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class A4
4.38%, 03/15/2044 - 144A	100,000	109,441
Series 2012-C6, Class A4
3.44%, 04/15/2045	200,000	207,020

Total Mortgage-Backed Securities (cost $38,591,445)		39,285,511

ASSET-BACKED SECURITIES - 5.5%
Cayman Islands - 0.1%
Carlyle Global Market Strategies Commodities Funding, Ltd. Series 2014-1A, Class A 2.18%, 10/15/2021 - 144A (C)	433,334	433,334
Ireland - 0.0% (D)
Trafigura Securitisation Finance PLC Series 2012-1A, Class A 2.55%, 10/15/2015 - 144A (C)	229,000	230,825
United States - 5.4%
Aames Mortgage Investment Trust Series 2005-3, Class M1 0.68%, 08/25/2035 - 144A (C)	302,443	284,058
Academic Loan Funding Trust
Series 2012-1A, Class A1
0.95%, 12/27/2022 - 144A (C)	102,453	103,300
Series 2013-1A, Class A
0.95%, 12/26/2044 - 144A (C)	449,156	449,840
Ally Auto Receivables Trust
Series 2012-1, Class A3
0.93%, 02/16/2016	27,106	27,147
Series 2012-3, Class A3
0.85%, 08/15/2016 - 144A	64,783	64,939

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
United States (continued)
Ally Auto Receivables Trust (continued)
Series 2013-2, Class A3
0.79%, 01/15/2018	$ 402,000	$ 403,136
Series 2013-2, Class A4
1.24%, 11/15/2018	120,000	120,462
Series 2013-SN1, Class A3
0.72%, 05/20/2016	300,000	300,331
American Credit Acceptance Receivables Trust
Series 2012-2, Class A
1.89%, 07/15/2016 - 144A	26,048	26,105
Series 2012-3, Class A
1.64%, 11/15/2016 - 144A	34,810	34,881
Series 2013-1, Class A
1.45%, 04/16/2018 - 144A	150,647	151,238
Series 2013-2, Class A
1.32%, 02/15/2017 - 144A	179,489	179,718
Series 2014-1, Class A
1.14%, 03/12/2018 - 144A	66,255	66,327
Series 2014-2, Class A
0.99%, 10/10/2017 - 144A	916,393	916,344
Series 2014-2, Class B
2.26%, 03/10/2020 - 144A	227,000	226,971
AmeriCredit Automobile Receivables Trust
Series 2011-4, Class A3
1.17%, 05/09/2016	5,462	5,463
Series 2011-5, Class A3
1.55%, 07/08/2016	21,244	21,265
Series 2012-3, Class A3
0.96%, 01/09/2017	48,372	48,459
Series 2012-4, Class A2
0.49%, 04/08/2016	7,263	7,263
Series 2013-1, Class A2
0.49%, 06/08/2016	22,154	22,156
Series 2013-1, Class A3
0.61%, 10/10/2017	26,000	26,021
AXIS Equipment Finance Receivables II LLC Series 2013-1A, Class A 1.75%, 03/20/2017 - 144A	276,095	276,187
Bank of America Auto Trust Series 2012-1, Class A3 0.78%, 06/15/2016	47,908	47,989
BMW Vehicle Lease Trust
Series 2013-1, Class A2
0.40%, 01/20/2015	22,049	22,049
Series 2013-1, Class A3
0.54%, 09/21/2015	48,000	48,042
BMW Vehicle Owner Trust Series 2013-A, Class A3 0.67%, 11/27/2017	170,000	170,206
BXG Receivables Note Trust Series 2012-A, Class A 2.66%, 12/02/2027 - 144A	77,702	77,622
Cabela’s Master Credit Card Trust Series 2012-1A, Class A1 1.63%, 02/18/2020 - 144A	100,000	101,356
Capital Auto Receivables Asset Trust
Series 2013-1, Class A2
0.62%, 07/20/2016	103,874	103,923

	Principal	Value
United States (continued)
Capital Auto Receivables Asset Trust (continued)
Series 2013-3, Class A1B
0.58%, 11/20/2015 (C)	$ 250,000	$ 250,169
Series 2013-4, Class A3
1.09%, 03/20/2018	431,000	432,412
CarFinance Capital Auto Trust
Series 2013-2A, Class A
1.75%, 11/15/2017 - 144A	74,079	74,331
Series 2014-1A, Class A
1.46%, 12/17/2018 - 144A	293,365	293,417
Series 2014-1A, Class B
2.72%, 04/15/2020 - 144A	125,000	125,360
CarMax Auto Owner Trust
Series 2013-1, Class A3
0.60%, 10/16/2017	226,000	226,279
Series 2013-4, Class A3
0.80%, 07/16/2018	154,000	153,940
Series 2013-4, Class A4
1.28%, 05/15/2019	83,000	82,951
Series 2014-2, Class A3
0.98%, 01/15/2019	421,000	421,299
Chase Funding Trust Series 2003-2, Class 2A2 0.71%, 02/25/2033 (C)	114,455	107,220
CNH Equipment Trust
Series 2011-A, Class A4
2.04%, 10/17/2016	41,096	41,385
Series 2012-A, Class A3
0.94%, 05/15/2017	32,698	32,770
Concord Funding Co. LLC
Series 2012-2, Class A
3.15%, 01/15/2017 - 144A	400,000	400,000
Series 2013-1, Class A
2.42%, 02/15/2015 - 144A	150,000	148,594
CPS Auto Receivables Trust
Series 2011-B, Class A
3.68%, 09/17/2018 - 144A	53,254	54,449
Series 2011-C, Class A
4.21%, 03/15/2019 - 144A	32,804	33,730
Series 2012-A, Class A
2.78%, 06/17/2019 - 144A	29,250	29,742
Series 2012-B, Class A
2.52%, 09/16/2019 - 144A	128,496	130,364
Series 2013-A, Class A
1.31%, 06/15/2020 - 144A	126,736	126,883
Series 2013-C, Class A
1.64%, 04/16/2018 - 144A	412,765	414,935
Series 2013-D, Class A
1.54%, 07/16/2018 - 144A	668,684	672,051
Series 2014-A, Class A
1.21%, 08/15/2018 - 144A	374,206	374,657
CPS Auto Trust
Series 2012-C, Class A
1.82%, 12/16/2019 - 144A	63,258	63,824
Series 2012-D, Class A
1.48%, 03/16/2020 - 144A	55,770	56,012
CVS Pass-Through Trust 5.93%, 01/10/2034 - 144A	52,778	60,300

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
United States (continued)
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 06/15/2017 - 144A	$ 43,335	$ 43,417
Series 2013-2A, Class A
1.49%, 11/15/2017 - 144A	213,064	213,933
Series 2014-1A, Class A
1.29%, 05/15/2018 - 144A	360,653	361,419
Series 2014-2A, Class A
1.06%, 08/15/2018 - 144A	310,000	309,964
Series 2014-2A, Class C
3.26%, 12/16/2019 - 144A	65,000	65,385
Fifth Third Auto Trust Series 2013-1, Class A3 0.88%, 10/16/2017	209,000	210,064
First Investors Auto Owner Trust
Series 2012-2A, Class A2
1.47%, 05/15/2018 - 144A	55,780	56,024
Series 2013-1A, Class A2
0.90%, 10/15/2018 - 144A	32,244	32,313
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 04/16/2018 - 144A	188,879	189,213
Series 2013-2, Class A
1.94%, 01/15/2019 - 144A	370,946	372,264
Series 2014-1, Class A
1.21%, 04/15/2019 - 144A	437,964	437,953
Series 2014-1, Class B
2.55%, 02/18/2020 - 144A	50,000	50,111
Ford Credit Auto Lease Trust
Series 2013-B, Class A3
0.76%, 09/15/2016	336,000	336,753
Series 2013-B, Class A4
0.96%, 10/15/2016	125,000	125,464
Series 2014-A, Class A2A
0.50%, 10/15/2016	265,000	265,139
Ford Credit Auto Owner Trust
Series 2012-A, Class A3
0.84%, 08/15/2016	35,573	35,631
Series 2012-B, Class A3
0.72%, 12/15/2016	52,519	52,614
Series 2014-B, Class A3
0.90%, 10/15/2018	237,000	237,351
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class A2 0.53%, 01/15/2018 (C)	112,000	112,213
FRT Trust
Series 2013-1A, Class A1N
3.96%, 10/25/2033 - 144A (C) (F)	205,686	207,304
Series 2013-1A, Class AR
4.21%, 10/25/2018 - 144A (C) (F)	107,874	107,978
GM Financial Leasing Trust Series 2014-1A, Class A2 0.61%, 07/20/2016 - 144A	633,000	633,225
GMAT Trust
Series 2013-1A, Class A
3.97%, 11/25/2043 - 144A (C)	350,290	350,949
Series 2014-1A, Class A
3.72%, 02/25/2044 - 144A (C)	170,719	171,440

	Principal	Value
United States (continued)
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T2, Class A2
1.15%, 05/16/2044 - 144A	$ 750,000	$ 750,150
Series 2013-T4, Class AT4
1.18%, 08/15/2044 - 144A	1,372,000	1,372,412
Series 2013-T6, Class AT6
1.29%, 09/15/2044 - 144A	600,000	600,300
Series 2013-T7, Class A7
1.98%, 11/15/2046 - 144A	428,000	428,813
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	146,000	147,168
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A	210,000	210,105
Series 2013-T1, Class B2
1.74%, 01/16/2046 - 144A	124,000	123,715
Series 2014-T1, Class AT1
1.24%, 01/17/2045 - 144A	580,000	580,464
Series 2014-T2, Class AT2
2.22%, 01/15/2047 - 144A	277,000	278,690
Honda Auto Receivables Owner Trust
Series 2012-1, Class A3
0.77%, 01/15/2016	42,748	42,822
Series 2012-1, Class A4
0.97%, 04/16/2018	79,000	79,373
Series 2012-2, Class A3
0.70%, 02/16/2016 (C)	48,731	48,805
Series 2013-1, Class A2
0.35%, 06/22/2015	28,540	28,540
Series 2013-4, Class A3
0.69%, 09/18/2017	382,000	382,693
Series 2013-4, Class A4
1.04%, 02/18/2020	140,000	140,241
Series 2014-1, Class A2
0.41%, 09/21/2016	580,000	579,835
Series 2014-2, Class A3
0.77%, 03/19/2018	186,000	185,925
Huntington Auto Trust Series 2012-1, Class A3 0.81%, 09/15/2016	48,423	48,516
Hyundai Auto Receivables Trust
Series 2011-B, Class A4
1.65%, 02/15/2017	42,302	42,469
Series 2012-A, Class A3
0.72%, 03/15/2016	20,457	20,471
Series 2012-B, Class A3
0.62%, 09/15/2016	46,616	46,664
Series 2013-A, Class A4
0.75%, 09/17/2018	200,000	199,631
Series 2014-B, Class A3
0.90%, 12/17/2018	351,000	351,164
John Deere Owner Trust
Series 2012-B, Class A4
0.69%, 01/15/2019	182,000	182,166
Series 2014-A, Class A2
0.45%, 09/15/2016	600,000	600,163
KGS Alpha SBA Coof Trust, IO
0.86%, 08/25/2038	3,263,124	124,916
1.80%, 03/25/2039	2,122,111	122,685

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
United States (continued)
Macquarie Equipment Funding Trust Series 2012-A, Class A2 0.61%, 04/20/2015 - 144A	$ 58,260	$ 58,242
Madison Avenue Manufactured Housing Contract Trust Series 2002-A, Class M2 2.40%, 03/25/2032 (C)	134,421	134,341
MMCA Auto Owner Trust Series 2012-A, Class A4 1.57%, 08/15/2017 - 144A	247,087	249,266
Nationstar Agency Advance Funding Trust
Series T1A, Class AT1
1.00%, 02/15/2045 - 144A	469,000	468,259
Series T2A, Class AT2
1.89%, 02/18/2048 - 144A	100,000	97,798
Navitas Equipment Receivables LLC Series 2013-1, Class A 1.95%, 11/15/2016 - 144A	139,660	139,710
New Residential Advance Receivables Trust Advance Receivables Backed Series T1, Class A1 1.27%, 03/15/2045 - 144A	806,000	806,887
Nissan Auto Lease Trust
Series 2012-B, Class A2A
0.45%, 06/15/2015	11,491	11,491
Series 2013-B, Class A3
0.75%, 06/15/2016	142,459	142,954
Nissan Auto Receivables Owner Trust Series 2014-A, Class A2 0.42%, 11/15/2016	576,000	576,156
Normandy Mortgage Loan Trust Series 2013-NPL3, Class A 4.95%, 09/16/2043 - 144A (C)	1,154,236	1,152,505
NYMT Residential LLC Series 2012-RP1A 4.25%, 12/25/2017 - 144A (C) (F)	400,000	400,000
OneMain Financial Issuance Trust
Series 2014-1A, Class A
2.43%, 06/18/2024 - 144A	589,000	588,988
Series 2014-1A, Class B
3.24%, 06/18/2024 - 144A	100,000	100,750
Park Place Securities, Inc. Series 2004-MCW1, Class M1 1.09%, 10/25/2034 (C)	133,726	132,877
PennyMac Loan Trust Series 2012-NPL1, Class A 3.42%, 05/28/2052 - 144A (C) (F)	14,605	14,570
PFS Tax Lien Trust Series 2014-1 1.44%, 05/15/2029 - 144A	141,091	141,753
Progreso Receivables Funding I LLC Series 2014-A, Class A 3.50%, 07/08/2019 - 144A	600,000	600,000
RBSHD Trust Series 2013-1A, Class A 4.69%, 10/25/2047 - 144A (C) (F)	481,019	487,850
Real Estate Asset Trust Series 2013-1A, Class A1 3.23%, 05/25/2052 - 144A (C) (F)	260,802	260,802

	Principal	Value
United States (continued)
RMAT Series 2012-1A, Class A1 2.73%, 08/26/2052 - 144A (C) (F)	$ 47,443	$ 47,649
Santander Drive Auto Receivables Trust
Series 2010-A, Class A4
2.39%, 06/15/2017 - 144A	75,112	75,169
Series 2011-1, Class B
2.35%, 11/16/2015	2,703	2,705
Series 2011-S2A, Class B
2.06%, 06/15/2017 - 144A	1,636	1,636
Series 2012-3, Class A3
1.08%, 04/15/2016	7,383	7,387
Series 2012-5, Class A3
0.83%, 12/15/2016	76,472	76,542
Selene Non-Performing Loans LLC Series 2014-1A, Class A 2.98%, 05/25/2054 - 144A (C)	306,000	306,015
SNAAC Auto Receivables Trust
Series 2013-1A, Class A
1.14%, 07/16/2018 - 144A	26,842	26,872
Series 2014-1A, Class A
1.03%, 09/17/2018 - 144A	327,171	327,223
Soundview Home Loan Trust Series 2003-2, Class M2 2.63%, 11/25/2033 (C)	112,675	107,712
SpringCastle America Funding LLC Series 2013-1A, Class A 3.75%, 04/03/2021 - 144A	436,387	440,097
Springleaf Funding Trust
Series 2013-AA, Class A
2.58%, 09/15/2021 - 144A	1,000,000	1,007,328
Series 2014-AA, Class A
2.41%, 12/15/2022 - 144A	1,213,000	1,215,141
Series 2014-AA, Class B
3.45%, 12/15/2022 - 144A	146,000	146,218
Stanwich Mortgage Loan Co. LLC
Series 2012-NPL4, Class A
2.98%, 09/15/2042 - 144A	74,378	74,492
Series 2012-NPL5, Class A
2.98%, 10/18/2042 - 144A	693	693
Series 2013-NPL2, Class A
3.23%, 04/16/2059 - 144A	323,090	323,795
Stanwich Mortgage Loan Trust Series 2013-NPL1, Class A 2.98%, 02/16/2043 - 144A	177,108	177,551
Structured Asset Securities Corp.
Series 2003-15A, Class 2A1
2.42%, 04/25/2033 (C)	103,136	104,830
Series 2003-30, Class 1A5
5.50%, 10/25/2033	72,048	75,761
Series 2003-37A, Class 2A
3.62%, 12/25/2033 (C)	18,293	18,433
Tidewater Auto Receivables Trust Series 2014-AA, Class A3 1.40%, 07/15/2018 - 144A	439,000	439,205
Toyota Auto Receivables Owner Trust Series 2014-A, Class A2 0.41%, 08/15/2016	651,000	651,417

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
United States (continued)
United Auto Credit Securitization Trust Series 2012-1, Class B 1.87%, 09/15/2015 - 144A	$ 72,348	$ 72,394
US Residential Opportunity Fund Trust Series 2014-1A 3.47%, 03/25/2034 - 144A (C)	355,189	358,048
USAA Auto Owner Trust Series 2014-1, Class A2 0.38%, 10/17/2016	192,000	192,024
Vericrest Opportunity Loan Transferee LLC Series 2014-NPL4, Class A1 3.13%, 04/27/2054 - 144A (C)	1,500,000	1,507,650
Volkswagen Auto Loan Enhanced Trust Series 2012-1, Class A3 0.85%, 08/22/2016	62,524	62,664
VOLT NPL IX LLC Series 2013-NPL3, Class A1 4.25%, 04/25/2053 - 144A (C)	375,348	377,559
VOLT RLF XII Trust Series 2013-RLF1, Class A1 4.21%, 04/25/2052 - 144A (C)	294,696	297,148
VOLT XIX LLC Series 2013-NPL5, Class A1 3.63%, 04/25/2055 - 144A (C)	401,948	403,707
VOLT XV LLC Series 2014-3A, Class A1 3.25%, 05/26/2054 - 144A (C)	588,537	591,539
VOLT XX LLC Series 2013-NPL6, Class A1 3.63%, 03/25/2054 - 144A (C)	712,618	717,072
VOLT XXI LLC Series 2013-NPL7, Class A1 3.63%, 11/25/2053 - 144A (C)	600,735	603,709
VOLT XXII LLC Series 2014-NPL1, Class A1 3.63%, 10/27/2053 - 144A (C)	1,115,941	1,125,426
VOLT XXIII LLC Series 2014-NPL2, Class A1 3.63%, 11/25/2053 - 144A (C)	1,152,988	1,162,660
VOLT XXIV LLC Series 2014-NPL3, Class A1 3.25%, 11/25/2053 - 144A (C)	1,930,592	1,935,268
Westgate Resorts LLC
Series 2012-1, Class A
4.50%, 09/20/2025 - 144A	85,811	86,643
Series 2012-2A, Class A
3.00%, 01/20/2025 - 144A	109,481	110,269
Series 2012-3A, Class A
2.50%, 03/20/2025 - 144A	130,648	131,262
World Omni Auto Receivables Trust
Series 2012-A, Class A3
0.64%, 02/15/2017	53,889	53,974
Series 2013-B, Class A3
0.83%, 08/15/2018	233,000	233,104
Series 2013-B, Class A4
1.32%, 01/15/2020	127,000	127,186

	Principal	Value
United States (continued)
World Omni Automobile Lease Securitization Trust Series 2012-A, Class A3 0.93%, 11/16/2015	$ 22,501	$ 22,526

Total Asset-Backed Securities (cost $44,656,251)		44,891,950

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
United States - 0.1%
City of Los Angeles Department of Airports (Revenue Bonds) 6.58%, 05/15/2039	25,000	31,551
Ohio State University (Revenue Bonds) Series A 4.80%, 06/01/2111	91,000	94,017
Port Authority of New York & New Jersey (Revenue Bonds) 4.46%, 10/01/2062	210,000	214,047
State of California (General Obligation Unlimited) 7.30%, 10/01/2039	80,000	112,666

Total Municipal Government Obligations (cost $435,059)		452,281

CORPORATE DEBT SECURITIES - 20.0%
Australia - 0.5%
Australia & New Zealand Banking Group, Ltd.
2.40%, 11/23/2016 - 144A	272,000	281,510
4.50%, 03/19/2024 - 144A	200,000	205,279
BHP Billiton Finance USA, Ltd.
2.05%, 09/30/2018	77,000	77,924
3.25%, 11/21/2021	80,000	82,244
4.13%, 02/24/2042	70,000	68,141
5.00%, 09/30/2043	250,000	276,296
Commonwealth Bank of Australia 2.25%, 03/16/2017 - 144A	250,000	257,931
Macquarie Bank, Ltd.
2.00%, 08/15/2016 - 144A	268,000	272,867
5.00%, 02/22/2017 - 144A	241,000	262,642
Macquarie Bank, Ltd., Series MTN 2.60%, 06/24/2019 - 144A	87,000	87,550
Macquarie Group, Ltd.
6.00%, 01/14/2020 - 144A	30,000	33,985
7.30%, 08/01/2014 - 144A	70,000	70,365
7.63%, 08/13/2019 - 144A	80,000	96,996
National Australia Bank, Ltd.
2.00%, 06/20/2017 - 144A (A)	300,000	306,912
3.00%, 07/27/2016 - 144A	200,000	208,458
3.00%, 01/20/2023	255,000	249,042
Rio Tinto Finance USA, Ltd.
3.75%, 09/20/2021	20,000	21,064
4.13%, 05/20/2021	80,000	85,988
Westpac Banking Corp.
1.20%, 05/19/2017	325,000	325,260
2.25%, 01/17/2019	255,000	258,090
2.45%, 11/28/2016 - 144A (A)	200,000	207,214
Bermuda - 0.0% (D)
Weatherford International, Ltd.
6.75%, 09/15/2040	60,000	73,618
9.88%, 03/01/2039	90,000	139,926

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Brazil - 0.0% (D)
Vale SA 5.63%, 09/11/2042 (A)	$ 80,000	$ 78,376
Canada - 1.2%
Air Canada Pass-Through Trust 4.13%, 11/15/2026 - 144A	60,521	61,278
Anadarko Finance Co. 7.50%, 05/01/2031	190,000	258,671
Bank of Montreal, Series MTN
1.40%, 09/11/2017	139,000	139,382
1.45%, 04/09/2018	370,000	366,638
2.38%, 01/25/2019	100,000	101,629
2.55%, 11/06/2022	247,000	239,095
Bank of Nova Scotia
1.25%, 04/11/2017	460,000	461,983
1.38%, 12/18/2017	250,000	249,440
2.55%, 01/12/2017	100,000	103,775
Barrick Gold Corp. 5.25%, 04/01/2042 (A)	125,000	122,313
Burlington Resources Finance Co. 7.40%, 12/01/2031	150,000	211,640
Canadian Imperial Bank of Commerce
0.90%, 10/01/2015	45,000	45,221
1.55%, 01/23/2018	98,000	97,992
Canadian Natural Resources, Ltd.
6.25%, 03/15/2038	30,000	37,349
6.45%, 06/30/2033	80,000	100,016
7.20%, 01/15/2032	50,000	66,034
Canadian Oil Sands, Ltd. 6.00%, 04/01/2042 - 144A	150,000	173,117
Canadian Pacific Railway Co. 7.13%, 10/15/2031	150,000	198,236
CDP Financial, Inc. 4.40%, 11/25/2019 - 144A	250,000	278,053
Cenovus Energy, Inc.
3.00%, 08/15/2022	93,000	91,377
4.45%, 09/15/2042	130,000	128,760
5.20%, 09/15/2043	70,000	77,069
6.75%, 11/15/2039	100,000	130,013
CNOOC Nexen Finance 4.25%, 04/30/2024	209,000	214,295
Enbridge, Inc.
0.68%, 06/02/2017 (C)	160,000	160,322
3.50%, 06/10/2024	50,000	49,808
4.00%, 10/01/2023	240,000	249,667
EnCana Corp. 6.50%, 08/15/2034	40,000	49,301
Glencore Finance Canada, Ltd.
4.25%, 10/25/2022 - 144A	195,000	197,499
5.55%, 10/25/2042 - 144A	80,000	83,757
Hydro-Quebec
8.40%, 01/15/2022	40,000	52,973
9.40%, 02/01/2021	220,000	300,120
Petro-Canada 5.35%, 07/15/2033	50,000	56,151
Placer Dome, Inc. 6.45%, 10/15/2035	180,000	192,352
Rogers Communications, Inc.
4.10%, 10/01/2023	213,000	222,052
5.45%, 10/01/2043	118,000	130,381

	Principal	Value
Canada (continued)
Royal Bank of Canada
1.20%, 09/19/2018	$ 246,000	$ 245,369
2.00%, 10/01/2018	318,000	322,204
Royal Bank of Canada, Series MTN
1.50%, 01/16/2018	370,000	371,251
2.20%, 07/27/2018	305,000	311,457
2.30%, 07/20/2016	55,000	56,771
Suncor Energy, Inc.
5.95%, 12/01/2034	150,000	179,970
6.10%, 06/01/2018	450,000	522,254
Talisman Energy, Inc.
5.50%, 05/15/2042 (A)	50,000	54,212
5.85%, 02/01/2037	60,000	65,993
6.25%, 02/01/2038	60,000	69,766
7.75%, 06/01/2019	40,000	49,549
Teck Resources, Ltd.
3.75%, 02/01/2023	120,000	116,512
4.50%, 01/15/2021 (A)	100,000	105,280
Thomson Reuters Corp. 3.95%, 09/30/2021	346,000	362,277
Toronto-Dominion Bank
1.50%, 03/13/2017 - 144A	230,000	233,133
2.20%, 07/29/2015 - 144A	100,000	101,991
Toronto-Dominion Bank, Series MTN
1.40%, 04/30/2018	295,000	292,546
2.50%, 07/14/2016	57,000	59,034
Total Capital Canada, Ltd.
0.61%, 01/15/2016 (C)	60,000	60,277
2.75%, 07/15/2023	70,000	67,942
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022	65,000	62,747
7.25%, 08/15/2038	100,000	139,657
Cayman Islands - 0.2%
Hutchison Whampoa International 12 II, Ltd. 3.25%, 11/08/2022 - 144A (A)	200,000	196,344
Noble Holding International, Ltd.
3.95%, 03/15/2022	7,000	7,170
5.25%, 03/15/2042	105,000	108,749
Petrobras International Finance Co.
5.38%, 01/27/2021	36,000	37,520
6.75%, 01/27/2041	100,000	103,000
7.88%, 03/15/2019	160,000	186,534
Transocean, Inc.
3.80%, 10/15/2022	223,000	220,708
6.38%, 12/15/2021	112,000	129,566
6.50%, 11/15/2020	80,000	92,525
7.35%, 12/15/2041	10,000	12,673
7.50%, 04/15/2031	25,000	30,246
Vale Overseas, Ltd. 4.38%, 01/11/2022	210,000	215,607
XLIT, Ltd. 6.38%, 11/15/2024	100,000	120,876
Curaçao - 0.0% (D)
Teva Pharmaceutical Finance Co., BV
2.95%, 12/18/2022 (A)	135,000	129,833
3.65%, 11/10/2021	80,000	82,097
France - 0.5%
Banque Federative du Credit Mutuel SA
1.70%, 01/20/2017 - 144A	500,000	504,148

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
France (continued)
Banque Federative du Credit Mutuel SA (continued)
2.75%, 01/22/2019 - 144A	$ 290,000	$ 296,880
BPCE SA
2.50%, 12/10/2018	285,000	288,895
4.00%, 04/15/2024	250,000	255,212
BPCE SA, Series MTN 0.84%, 06/23/2017 (C)	265,000	264,920
Credit Agricole SA 8.13%, 09/19/2033 - 144A (C)	200,000	227,940
Credit Agricole SA, Series MTN 3.88%, 04/15/2024 - 144A	250,000	253,430
Electricite de France SA
2.15%, 01/22/2019 - 144A	140,000	140,790
4.88%, 01/22/2044 - 144A	125,000	133,262
5.25%, 01/29/2023 - 144A (C) (H)	175,000	178,523
6.00%, 01/22/2114 - 144A	350,000	395,241
Orange SA
2.75%, 09/14/2016	17,000	17,636
4.13%, 09/14/2021	215,000	230,891
5.38%, 01/13/2042	107,000	117,741
5.50%, 02/06/2044	40,000	44,673
9.00%, 03/01/2031	60,000	90,303
Total Capital International SA
0.75%, 01/25/2016	18,000	18,062
1.55%, 06/28/2017	38,000	38,544
2.70%, 01/25/2023	415,000	400,895
2.75%, 06/19/2021	300,000	300,655
2.88%, 02/17/2022	57,000	56,898
Total Capital SA 4.13%, 01/28/2021	120,000	130,071
Germany - 0.1%
Deutsche Bank AG
1.35%, 05/30/2017	445,000	444,852
2.50%, 02/13/2019	200,000	203,894
3.70%, 05/30/2024	133,000	133,041
6.00%, 09/01/2017	80,000	90,933
Italy - 0.1%
Enel SpA 8.75%, 09/24/2073 - 144A (C)	200,000	235,500
Intesa Sanpaolo SpA 5.25%, 01/12/2024	400,000	437,419
Intesa Sanpaolo SpA, Series MTN 5.02%, 06/26/2024 - 144A	200,000	202,363
Japan - 0.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.35%, 02/23/2017 - 144A	200,000	205,830
4.10%, 09/09/2023 - 144A	200,000	213,298
Mizuho Bank, Ltd.
1.30%, 04/16/2017 - 144A	200,000	200,190
2.45%, 04/16/2019 - 144A	200,000	201,938
Nippon Telegraph & Telephone Corp. 1.40%, 07/18/2017	47,000	47,278
Jersey, Channel Islands - 0.1%
Heathrow Funding, Ltd. 2.50%, 06/25/2017 - 144A	440,000	447,185
Swiss Re Capital I LP 6.85%, 05/25/2016 - 144A (C) (H)	100,000	107,000

	Principal	Value
Luxembourg - 0.1%
Actavis Funding SCS
3.85%, 06/15/2024 - 144A	$ 69,000	$ 69,749
4.85%, 06/15/2044 - 144A	180,000	181,701
ArcelorMittal 5.00%, 02/25/2017	185,000	195,637
Schlumberger Investment SA
3.30%, 09/14/2021 - 144A	23,000	23,857
3.65%, 12/01/2023	202,000	210,066
Tyco International Finance SA 8.50%, 01/15/2019	100,000	123,355
Mexico - 0.1%
America Movil SAB de CV
1.23%, 09/12/2016 (C)	280,000	283,356
3.13%, 07/16/2022	400,000	393,600
5.00%, 03/30/2020	290,000	321,514
Petroleos Mexicanos
4.88%, 01/18/2024 - 144A	65,000	69,713
6.38%, 01/23/2045 - 144A	186,000	215,992
Netherlands - 0.5%
ABN AMRO Bank NV 2.50%, 10/30/2018 - 144A	440,000	446,455
Airbus Group Finance BV 2.70%, 04/17/2023 - 144A	64,000	61,630
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017	195,000	206,497
3.95%, 11/09/2022	250,000	254,157
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Series MTN 3.88%, 02/08/2022	79,000	83,685
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 - 144A	150,000	153,887
3.13%, 04/11/2016 - 144A	300,000	311,593
8.75%, 06/15/2030	30,000	43,875
Heineken NV
1.40%, 10/01/2017 - 144A	60,000	59,971
3.40%, 04/01/2022 - 144A	150,000	151,565
ING Bank NV 3.75%, 03/07/2017 - 144A	200,000	212,734
Koninklijke Philips NV 3.75%, 03/15/2022	245,000	257,611
LyondellBasell Industries NV 5.00%, 04/15/2019	200,000	225,595
Petrobras Global Finance BV
3.25%, 03/17/2017	200,000	205,058
4.38%, 05/20/2023 (A)	84,000	80,896
6.25%, 03/17/2024	271,000	288,453
Shell International Finance BV
1.13%, 08/21/2017	42,000	41,914
2.25%, 01/06/2023	425,000	402,573
3.40%, 08/12/2023	210,000	214,358
4.30%, 09/22/2019	50,000	55,570
Siemens Financieringsmaatschappij NV
5.75%, 10/17/2016 - 144A	125,000	138,540
6.13%, 08/17/2026 - 144A	120,000	149,135
New Zealand - 0.0% (D)
BNZ International Funding, Ltd. 2.35%, 03/04/2019 - 144A	250,000	250,992

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Norway - 0.1%
Statoil ASA
1.15%, 05/15/2018	$ 134,000	$ 132,020
1.20%, 01/17/2018	44,000	43,682
2.45%, 01/17/2023	58,000	55,672
2.65%, 01/15/2024	143,000	137,425
2.90%, 11/08/2020	31,000	31,871
3.15%, 01/23/2022	20,000	20,438
4.25%, 11/23/2041	16,000	16,129
5.25%, 04/15/2019	100,000	114,811
Singapore - 0.0% (D)
Oversea-Chinese Banking Corp., Ltd. 1.63%, 03/13/2015 - 144A	200,000	201,491
Spain - 0.1%
Telefonica Emisiones SAU
4.57%, 04/27/2023 (A)	180,000	191,180
5.88%, 07/15/2019	100,000	115,939
6.42%, 06/20/2016	100,000	110,089
7.05%, 06/20/2036	90,000	114,794
Sweden - 0.3%
Nordea Bank AB
3.13%, 03/20/2017 - 144A	250,000	263,348
4.88%, 05/13/2021 - 144A	200,000	217,105
Skandinaviska Enskilda Banken AB
1.75%, 03/19/2018 - 144A	615,000	614,323
2.38%, 11/20/2018 - 144A (A)	200,000	202,962
Stadshypotek AB 1.88%, 10/02/2019 - 144A	250,000	246,998
Svenska Handelsbanken AB 2.50%, 01/25/2019 (A)	355,000	363,089
Swedbank AB 1.75%, 03/12/2018 - 144A	675,000	674,066
Switzerland - 0.1%
Credit Suisse 5.30%, 08/13/2019	100,000	114,395
Credit Suisse Group AG 6.25%, 12/18/2024 - 144A (A) (C) (H)	200,000	201,250
UBS AG 5.75%, 04/25/2018	220,000	252,239
United Kingdom - 0.7%
BAE Systems PLC 5.80%, 10/11/2041 - 144A	25,000	29,504
Barclays Bank PLC
2.25%, 05/10/2017 - 144A (A)	200,000	206,158
2.75%, 02/23/2015	500,000	507,538
5.13%, 01/08/2020	100,000	113,030
5.20%, 07/10/2014	100,000	100,090
Barclays Bank PLC, Series MTN 6.05%, 12/04/2017 - 144A	295,000	334,652
BAT International Finance PLC 3.25%, 06/07/2022 - 144A	70,000	69,246
BP Capital Markets PLC
1.38%, 11/06/2017 (A)	53,000	53,075
1.38%, 05/10/2018	121,000	119,874
1.85%, 05/05/2017	71,000	72,513
2.75%, 05/10/2023	150,000	144,088
3.25%, 05/06/2022	427,000	432,280
3.81%, 02/10/2024	92,000	95,050
4.50%, 10/01/2020	50,000	55,323
British Telecommunications PLC 2.00%, 06/22/2015	300,000	304,258

	Principal	Value
United Kingdom (continued)
Diageo Capital PLC
1.50%, 05/11/2017	$ 76,000	$ 76,870
2.63%, 04/29/2023	55,000	52,724
GlaxoSmithKline Capital PLC 2.85%, 05/08/2022	145,000	143,126
HSBC Bank PLC
1.50%, 05/15/2018 - 144A	410,000	406,792
1.63%, 07/07/2015 - 144A	200,000	200,156
3.50%, 06/28/2015 - 144A	400,000	412,127
HSBC Holdings PLC
4.00%, 03/30/2022	163,000	173,415
4.88%, 01/14/2022	100,000	112,224
5.10%, 04/05/2021	420,000	477,237
Invesco Finance PLC 4.00%, 01/30/2024	74,000	77,316
Rio Tinto Finance USA PLC
1.63%, 08/21/2017	58,000	58,681
2.88%, 08/21/2022 (A)	275,000	268,522
Royal Bank of Scotland PLC 6.13%, 01/11/2021	40,000	47,054
Schlumberger Oilfield UK PLC 4.20%, 01/15/2021 - 144A	70,000	76,619
Standard Chartered Bank 6.40%, 09/26/2017 - 144A	100,000	113,226
Standard Chartered PLC 5.20%, 01/26/2024 - 144A (A)	210,000	223,967
Vodafone Group PLC
1.50%, 02/19/2018	80,000	79,467
1.63%, 03/20/2017	100,000	100,806
United States - 15.1%
21st Century Fox America, Inc.
5.40%, 10/01/2043	60,000	66,946
6.15%, 02/15/2041	100,000	121,196
6.55%, 03/15/2033	50,000	62,282
6.65%, 11/15/2037	100,000	126,974
9.50%, 07/15/2024	80,000	109,152
ABB Finance USA, Inc.
1.63%, 05/08/2017	16,000	16,201
2.88%, 05/08/2022	23,000	22,838
4.38%, 05/08/2042	12,000	12,247
AbbVie, Inc.
1.20%, 11/06/2015	100,000	100,675
1.75%, 11/06/2017	266,000	267,451
2.90%, 11/06/2022	340,000	328,792
Actavis, Inc. 3.25%, 10/01/2022	129,000	126,739
ADT Corp.
3.50%, 07/15/2022	25,000	22,750
4.13%, 06/15/2023 (A)	192,000	177,120
4.88%, 07/15/2042	20,000	16,700
Advance Auto Parts, Inc. 4.50%, 01/15/2022 (A)	200,000	213,216
Aetna, Inc.
2.75%, 11/15/2022	105,000	101,433
4.50%, 05/15/2042	120,000	122,090
6.75%, 12/15/2037	70,000	93,038
AGL Capital Corp.
3.50%, 09/15/2021	182,000	189,224
4.40%, 06/01/2043	79,000	80,682

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
United States (continued)
AGL Capital Corp. (continued)
5.25%, 08/15/2019	$ 130,000	$ 147,193
6.38%, 07/15/2016	50,000	55,163
AIG SunAmerica Global Financing X 6.90%, 03/15/2032 - 144A	150,000	199,912
Air Lease Corp.
3.38%, 01/15/2019 (A)	265,000	272,619
3.88%, 04/01/2021 (A)	165,000	168,300
Alabama Power Co.
3.55%, 12/01/2023	76,000	78,734
6.00%, 03/01/2039	38,000	48,580
Allegheny Technologies, Inc. 5.88%, 08/15/2023	168,000	184,272
Allstate Corp.
3.15%, 06/15/2023	110,000	110,374
5.75%, 08/15/2053 (C)	130,000	139,627
Altria Group, Inc.
2.85%, 08/09/2022	150,000	144,343
4.25%, 08/09/2042	315,000	293,481
Amazon.com, Inc. 2.50%, 11/29/2022	360,000	340,503
American Airlines Pass-Through Trust 4.95%, 07/15/2024 - 144A	388,160	420,183
American Electric Power Co., Inc. 1.65%, 12/15/2017	26,000	26,138
American Express Co.
1.55%, 05/22/2018	535,000	533,297
2.65%, 12/02/2022	103,000	100,440
7.00%, 03/19/2018	120,000	142,698
American Express Credit Corp. 1.30%, 07/29/2016	255,000	257,121
American Express Credit Corp., Series MTN 2.80%, 09/19/2016	39,000	40,608
American Honda Finance Corp.
1.60%, 02/16/2018 - 144A	200,000	200,633
2.13%, 10/10/2018	40,000	40,635
American International Group, Inc.
3.38%, 08/15/2020	415,000	431,241
4.13%, 02/15/2024	106,000	111,579
6.40%, 12/15/2020	260,000	313,884
American Tower Corp. 3.50%, 01/31/2023	130,000	127,483
American Water Capital Corp. 3.85%, 03/01/2024	200,000	206,446
Ameriprise Financial, Inc. 4.00%, 10/15/2023	180,000	189,762
Amgen, Inc.
3.63%, 05/22/2024	577,000	582,103
3.88%, 11/15/2021	30,000	31,659
5.15%, 11/15/2041	80,000	85,843
5.65%, 06/15/2042	171,000	195,046
5.70%, 02/01/2019	50,000	57,845
6.38%, 06/01/2037	100,000	123,830
6.40%, 02/01/2039	38,000	47,421
Anadarko Petroleum Corp. 6.38%, 09/15/2017	330,000	379,942
Anheuser-Busch InBev Finance, Inc. 3.70%, 02/01/2024	600,000	615,783

	Principal	Value
United States (continued)
Anheuser-Busch InBev Worldwide, Inc.
1.50%, 07/14/2014	$ 18,000	$ 18,008
5.38%, 01/15/2020	455,000	525,297
8.20%, 01/15/2039	20,000	30,604
ANR Pipeline Co. 9.63%, 11/01/2021	70,000	98,714
Aon Corp. 3.13%, 05/27/2016	29,000	30,190
Apache Corp.
3.25%, 04/15/2022	14,000	14,400
4.75%, 04/15/2043	98,000	102,702
6.90%, 09/15/2018	50,000	59,872
Appalachian Power Co.
5.80%, 10/01/2035	25,000	30,070
6.70%, 08/15/2037	55,000	72,181
Apple, Inc.
0.47%, 05/03/2018 (C)	172,000	172,005
2.40%, 05/03/2023 (A)	284,000	268,292
2.85%, 05/06/2021	264,000	266,274
3.85%, 05/04/2043	215,000	197,763
4.45%, 05/06/2044	110,000	111,459
Arizona Public Service Co.
3.35%, 06/15/2024 (A)	169,000	170,339
4.50%, 04/01/2042	8,000	8,351
5.05%, 09/01/2041	23,000	25,908
Arrow Electronics, Inc.
3.00%, 03/01/2018	21,000	21,712
3.38%, 11/01/2015	75,000	77,399
6.88%, 06/01/2018	50,000	57,885
7.50%, 01/15/2027	110,000	135,775
Associates Corp. of North America 6.95%, 11/01/2018	225,000	268,705
AT&T, Inc.
2.38%, 11/27/2018 (A)	245,000	249,108
3.88%, 08/15/2021	80,000	85,108
4.30%, 12/15/2042	781,000	739,306
4.35%, 06/15/2045	110,000	104,271
4.45%, 05/15/2021	150,000	164,710
4.80%, 06/15/2044	185,000	188,859
5.50%, 02/01/2018	50,000	56,582
Atmos Energy Corp.
6.35%, 06/15/2017	100,000	114,754
8.50%, 03/15/2019	126,000	161,146
AvalonBay Communities, Inc. 3.63%, 10/01/2020 (A)	155,000	161,843
BAE Systems Holdings, Inc. 6.38%, 06/01/2019 - 144A	80,000	92,250
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	180,000	176,961
3.35%, 07/01/2023	260,000	263,923
5.20%, 06/15/2033	200,000	222,343
Bank of America Corp.
2.00%, 01/11/2018	1,160,000	1,167,485
2.60%, 01/15/2019	200,000	202,353
5.13%, 06/17/2019 (C) (H)	530,000	528,014
5.63%, 10/14/2016 - 07/01/2020	810,000	913,478
6.50%, 08/01/2016	213,000	236,087
7.63%, 06/01/2019	200,000	247,036

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
United States (continued)
Bank of America Corp., Series MTN
2.65%, 04/01/2019	$ 400,000	$ 405,440
3.30%, 01/11/2023	1,029,000	1,014,240
4.00%, 04/01/2024	182,000	185,737
5.00%, 05/13/2021 - 01/21/2044	375,000	416,085
5.65%, 05/01/2018	105,000	119,021
5.88%, 02/07/2042	20,000	23,752
6.40%, 08/28/2017	100,000	114,228
6.88%, 04/25/2018	50,000	58,907
Bank of New York Mellon Corp.
3.55%, 09/23/2021	19,000	19,971
4.50%, 06/20/2023 (A) (C) (H)	282,000	262,260
Bank of New York Mellon Corp., Series MTN
2.10%, 01/15/2019	123,000	123,733
2.40%, 01/17/2017	119,000	123,208
4.15%, 02/01/2021	55,000	60,071
4.60%, 01/15/2020	100,000	111,672
Barrick North America Finance LLC 4.40%, 05/30/2021	100,000	104,627
BB&T Corp. 5.20%, 12/23/2015	100,000	106,325
BB&T Corp., Series MTN
1.60%, 08/15/2017	31,000	31,283
2.05%, 06/19/2018	56,000	56,616
2.25%, 02/01/2019	100,000	101,245
6.85%, 04/30/2019	60,000	72,895
Berkshire Hathaway Energy Co.
3.75%, 11/15/2023	293,000	301,847
5.15%, 11/15/2043	40,000	44,847
6.13%, 04/01/2036	75,000	92,988
Berkshire Hathaway Finance Corp.
4.30%, 05/15/2043	110,000	109,280
4.40%, 05/15/2042	62,000	62,698
5.40%, 05/15/2018	200,000	228,746
Berkshire Hathaway, Inc.
3.75%, 08/15/2021 (A)	122,000	130,641
4.50%, 02/11/2043	130,000	134,039
BlackRock, Inc. 3.38%, 06/01/2022	90,000	92,898
Blackstone Holdings Finance Co. LLC 5.88%, 03/15/2021 - 144A	120,000	139,314
Boston Gas Co. 4.49%, 02/15/2042 - 144A (A)	24,000	24,604
Boston Properties, LP
3.85%, 02/01/2023	160,000	164,998
5.88%, 10/15/2019	175,000	204,355
Branch Banking & Trust Co. 2.85%, 04/01/2021	270,000	272,992
Bristol-Myers Squibb Co. 2.00%, 08/01/2022	20,000	18,594
Bunge, Ltd. Finance Corp. 8.50%, 06/15/2019	130,000	163,361
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	198,000	194,771
3.05%, 03/15/2022 - 09/01/2022	86,000	85,972
3.45%, 09/15/2021	40,000	41,565

	Principal	Value
United States (continued)
Burlington Northern Santa Fe LLC (continued)
4.10%, 06/01/2021	$ 140,000	$ 150,973
4.40%, 03/15/2042	50,000	49,564
4.45%, 03/15/2043	50,000	49,718
4.90%, 04/01/2044	15,000	16,035
5.15%, 09/01/2043	231,000	254,647
5.40%, 06/01/2041	60,000	68,891
5.75%, 05/01/2040	150,000	179,237
7.95%, 08/15/2030	200,000	280,479
Camden Property Trust 5.70%, 05/15/2017	200,000	224,097
Cameron International Corp. 4.00%, 12/15/2023 (A)	28,000	29,013
Capital One Bank USA NA
2.25%, 02/13/2019	250,000	251,587
3.38%, 02/15/2023	300,000	297,973
Capital One Financial Corp.
1.00%, 11/06/2015	91,000	91,250
2.15%, 03/23/2015	1,100,000	1,113,353
2.45%, 04/24/2019	160,000	161,501
Cargill, Inc. 3.30%, 03/01/2022 - 144A	110,000	109,878
Caterpillar Financial Services Corp., Series MTN
1.25%, 11/06/2017 (A)	43,000	42,816
2.85%, 06/01/2022 (A)	77,000	76,534
3.75%, 11/24/2023 (A)	121,000	126,099
7.15%, 02/15/2019	100,000	123,112
Caterpillar, Inc.
1.50%, 06/26/2017	35,000	35,397
2.60%, 06/26/2022	31,000	30,242
3.80%, 08/15/2042	215,000	199,320
CBS Corp.
4.85%, 07/01/2042	100,000	99,247
8.88%, 05/15/2019	60,000	77,784
Celgene Corp.
1.90%, 08/15/2017	74,000	75,080
3.63%, 05/15/2024	88,000	88,206
Centel Capital Corp. 9.00%, 10/15/2019	25,000	30,422
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	100,000	109,859
6.13%, 11/01/2017	30,000	34,317
CF Industries, Inc.
4.95%, 06/01/2043	50,000	50,076
5.15%, 03/15/2034	95,000	101,208
5.38%, 03/15/2044	80,000	85,779
Chevron Corp.
2.36%, 12/05/2022	50,000	48,063
3.19%, 06/24/2023	74,000	75,159
Cigna Corp.
4.00%, 02/15/2022	195,000	206,929
5.38%, 02/15/2042	40,000	45,629
Cisco Systems, Inc.
2.13%, 03/01/2019	235,000	236,826
5.50%, 01/15/2040	180,000	209,583
Citigroup, Inc.
1.25%, 01/15/2016	150,000	150,903
2.25%, 08/07/2015	240,000	243,941

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
United States (continued)
Citigroup, Inc. (continued)
2.50%, 09/26/2018	$ 105,000	$ 106,711
2.55%, 04/08/2019	100,000	100,782
3.38%, 03/01/2023	77,000	76,705
3.50%, 05/15/2023	100,000	97,345
3.75%, 06/16/2024	97,000	97,271
3.88%, 10/25/2023	575,000	588,949
4.45%, 01/10/2017	380,000	409,263
4.59%, 12/15/2015	57,000	60,086
4.75%, 05/19/2015	62,000	64,264
4.95%, 11/07/2043	115,000	122,797
5.30%, 05/06/2044	35,000	36,507
5.35%, 05/15/2023 (C) (H)	80,000	76,750
5.38%, 08/09/2020	50,000	57,297
5.50%, 09/13/2025	115,000	128,279
6.01%, 01/15/2015	81,000	83,442
6.30%, 05/15/2024 (C) (H)	260,000	264,875
6.68%, 09/13/2043	170,000	211,635
8.50%, 05/22/2019	250,000	319,548
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	50,000	59,935
8.88%, 11/15/2018	70,000	88,860
CME Group, Inc. 3.00%, 09/15/2022	100,000	99,522
CMS Energy Corp. 8.75%, 06/15/2019	50,000	64,459
CNA Financial Corp. 7.35%, 11/15/2019	200,000	246,705
Comcast Cable Communications LLC 8.88%, 05/01/2017	100,000	121,591
Comcast Corp.
4.25%, 01/15/2033	139,000	142,786
4.50%, 01/15/2043	215,000	219,186
4.75%, 03/01/2044	130,000	137,495
6.45%, 03/15/2037	60,000	76,530
6.50%, 11/15/2035	210,000	272,057
7.05%, 03/15/2033	90,000	121,296
CommonWealth REIT 6.65%, 01/15/2018	110,000	120,030
ConAgra Foods, Inc.
1.30%, 01/25/2016	24,000	24,199
2.10%, 03/15/2018	26,000	26,083
ConocoPhillips
5.75%, 02/01/2019	90,000	104,788
6.00%, 01/15/2020	365,000	434,266
ConocoPhillips Co. 1.05%, 12/15/2017	70,000	69,326
Consolidated Edison Co. of New York, Inc.
4.20%, 03/15/2042	25,000	24,717
5.85%, 04/01/2018 (A)	100,000	115,160
Consumers Energy Co.
2.85%, 05/15/2022	8,000	8,008
5.65%, 04/15/2020	110,000	128,492
Continental Airlines Pass-Through Trust 4.00%, 04/29/2026	40,809	41,625
COX Communications, Inc. 3.25%, 12/15/2022 - 144A	140,000	137,095
Credit Suisse USA, Inc. 5.13%, 08/15/2015	50,000	52,574

	Principal	Value
United States (continued)
CRH America, Inc. 6.00%, 09/30/2016	$ 22,000	$ 24,409
Crown Castle Towers LLC 3.21%, 08/15/2035 - 144A	60,000	60,957
CSX Corp.
4.10%, 03/15/2044	27,000	25,451
4.25%, 06/01/2021	23,000	25,091
5.60%, 05/01/2017	130,000	145,079
7.90%, 05/01/2017	95,000	110,503
CVS Caremark Corp.
4.00%, 12/05/2023	71,000	74,299
4.13%, 05/15/2021	80,000	86,450
5.30%, 12/05/2043	87,000	98,351
5.75%, 05/15/2041	195,000	233,810
CVS Pass-Through Trust
4.70%, 01/10/2036 - 144A	69,236	73,890
6.20%, 10/10/2025 - 144A	132,530	152,042
Daimler Finance North America LLC
1.30%, 07/31/2015 - 144A	150,000	151,216
1.88%, 01/11/2018 - 144A	250,000	252,264
2.38%, 08/01/2018 - 144A	151,000	154,672
2.63%, 09/15/2016 - 144A	150,000	154,982
2.88%, 03/10/2021 - 144A	250,000	252,105
Danaher Corp. 3.90%, 06/23/2021	33,000	35,447
DCP Midstream Operating, LP 3.88%, 03/15/2023	255,000	258,169
DDR Corp. 3.50%, 01/15/2021	225,000	229,150
Deere & Co.
2.60%, 06/08/2022	15,000	14,666
3.90%, 06/09/2042	13,000	12,373
Delmarva Power & Light Co. 4.00%, 06/01/2042	47,000	45,577
Delta Air Lines, Inc., Pass-Through Trust 4.75%, 11/07/2021	32,285	35,029
Devon Energy Corp.
3.25%, 05/15/2022 (A)	49,000	49,359
4.75%, 05/15/2042 (A)	24,000	24,939
5.60%, 07/15/2041	40,000	46,298
6.30%, 01/15/2019	40,000	46,968
Devon Financing Corp. LLC 7.88%, 09/30/2031	100,000	140,472
Diageo Investment Corp. 8.00%, 09/15/2022	40,000	52,378
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	100,000	103,262
5.15%, 03/15/2042	200,000	210,027
6.38%, 03/01/2041	205,000	247,983
Discover Bank 2.00%, 02/21/2018	500,000	502,978
Discovery Communications LLC
3.30%, 05/15/2022	190,000	189,135
4.38%, 06/15/2021	137,000	148,294
4.88%, 04/01/2043	35,000	35,297
4.95%, 05/15/2042	50,000	50,990
Dominion Resources, Inc.
4.90%, 08/01/2041	11,000	11,552

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
United States (continued)
Dominion Resources, Inc. (continued)
5.20%, 08/15/2019 (A)	$ 485,000	$ 551,804
5.25%, 08/01/2033	90,000	101,305
6.30%, 03/15/2033	50,000	61,948
8.88%, 01/15/2019	40,000	51,347
Dow Chemical Co.
4.13%, 11/15/2021	76,000	81,564
5.25%, 11/15/2041	17,000	18,500
8.55%, 05/15/2019	40,000	51,411
8.85%, 09/15/2021	190,000	247,470
DTE Electric Co.
2.65%, 06/15/2022	13,000	12,774
3.95%, 06/15/2042	20,000	19,310
DTE Energy Co.
3.50%, 06/01/2024	111,000	111,959
3.85%, 12/01/2023	64,000	66,716
Duke Energy Carolinas LLC
3.90%, 06/15/2021	100,000	108,574
4.25%, 12/15/2041	17,000	17,305
Duke Energy Corp.
3.05%, 08/15/2022	510,000	507,954
3.75%, 04/15/2024	320,000	328,675
Duke Energy Florida, Inc. 5.90%, 03/01/2033	60,000	71,972
Duke Energy Ohio, Inc. 3.80%, 09/01/2023	136,000	143,582
Duke Energy Progress, Inc.
2.80%, 05/15/2022	32,000	31,829
3.00%, 09/15/2021	67,000	68,323
4.38%, 03/30/2044	44,000	45,912
5.70%, 04/01/2035	100,000	119,085
Duke Realty, LP
3.88%, 02/15/2021	146,000	151,659
6.75%, 03/15/2020	319,000	380,157
E.I. du Pont de Nemours & Co.
2.80%, 02/15/2023	30,000	29,310
4.15%, 02/15/2043	44,000	42,920
5.60%, 12/15/2036	40,000	47,377
6.00%, 07/15/2018	30,000	35,050
Eaton Corp.
1.50%, 11/02/2017	27,000	27,033
4.00%, 11/02/2032	21,000	21,013
6.95%, 03/20/2019	60,000	70,957
eBay, Inc. 3.25%, 10/15/2020	70,000	72,488
Ecolab, Inc.
1.45%, 12/08/2017	103,000	103,132
5.50%, 12/08/2041	110,000	128,292
Embarq Corp. 7.08%, 06/01/2016	100,000	111,267
EMC Corp. 2.65%, 06/01/2020	262,000	264,144
Energy Transfer Partners, LP
3.60%, 02/01/2023	50,000	49,540
6.50%, 02/01/2042	110,000	131,375
EnLink Midstream Partners, LP 5.60%, 04/01/2044	100,000	111,650
Entergy Arkansas, Inc. 3.75%, 02/15/2021	130,000	138,331

	Principal	Value
United States (continued)
Enterprise Products Operating LLC
3.90%, 02/15/2024	$ 115,000	$ 118,963
4.05%, 02/15/2022	200,000	212,573
4.45%, 02/15/2043	210,000	205,999
5.10%, 02/15/2045	65,000	69,385
5.20%, 09/01/2020	160,000	182,668
8.38%, 08/01/2066 (C)	125,000	140,700
EOG Resources, Inc.
2.63%, 03/15/2023	47,000	45,357
4.10%, 02/01/2021	80,000	87,130
ERAC USA Finance LLC
2.75%, 03/15/2017 - 144A	8,000	8,250
4.50%, 08/16/2021 - 144A	155,000	168,638
5.63%, 03/15/2042 - 144A	37,000	41,855
6.70%, 06/01/2034 - 144A	44,000	55,071
ERP Operating, LP
2.38%, 07/01/2019 (A)	32,000	32,126
4.63%, 12/15/2021	31,000	34,123
5.25%, 09/15/2014	60,000	60,561
5.38%, 08/01/2016	100,000	109,226
Exelon Generation Co. LLC 6.20%, 10/01/2017	100,000	113,934
Express Scripts Holding Co.
2.25%, 06/15/2019	175,000	174,268
2.65%, 02/15/2017	280,000	290,893
3.50%, 06/15/2024	90,000	89,057
3.90%, 02/15/2022	85,000	88,956
4.75%, 11/15/2021	180,000	199,221
FedEx Corp. 5.10%, 01/15/2044	130,000	140,667
Fifth Third Bancorp
2.30%, 03/01/2019	80,000	80,417
4.90%, 09/30/2019 (A) (C) (H)	130,000	129,292
5.10%, 06/30/2023 (C) (H)	160,000	153,720
Fifth Third Bank 2.38%, 04/25/2019	300,000	303,896
FirstEnergy Transmission LLC 5.45%, 07/15/2044 - 144A	190,000	192,507
Five Corners Funding Trust 4.42%, 11/15/2023 - 144A	145,000	152,878
Florida Power & Light Co.
5.13%, 06/01/2041	30,000	34,930
5.63%, 04/01/2034	100,000	122,347
5.85%, 02/01/2033	55,000	67,431
5.95%, 10/01/2033	20,000	25,200
Fluor Corp. 3.38%, 09/15/2021	29,000	29,877
Ford Motor Credit Co. LLC
1.47%, 05/09/2016 (C)	200,000	202,948
2.38%, 03/12/2019	200,000	200,971
2.88%, 10/01/2018 (A)	200,000	207,008
3.00%, 06/12/2017	950,000	991,087
3.98%, 06/15/2016	200,000	211,334
4.25%, 02/03/2017	200,000	214,787
4.38%, 08/06/2023 (A)	300,000	320,379
Freeport-McMoRan Copper & Gold, Inc.
2.15%, 03/01/2017	81,000	82,674
3.55%, 03/01/2022	170,000	168,351
3.88%, 03/15/2023	28,000	27,915

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
United States (continued)
Freeport-McMoRan Copper & Gold, Inc. (continued)
5.45%, 03/15/2043	$ 141,000	$ 146,286
Gap, Inc. 5.95%, 04/12/2021	67,000	77,538
General Electric Capital Corp.
1.63%, 07/02/2015 - 04/02/2018	830,000	832,799
2.10%, 12/11/2019	86,000	85,957
6.25%, 12/15/2022 (A) (C) (H)	300,000	333,750
General Electric Capital Corp., Series MTN
1.50%, 07/12/2016	200,000	202,873
2.30%, 04/27/2017	187,000	193,144
3.10%, 01/09/2023	135,000	133,940
3.15%, 09/07/2022	250,000	251,142
3.45%, 05/15/2024	225,000	225,805
4.38%, 09/16/2020	110,000	121,487
4.63%, 01/07/2021	250,000	278,385
4.65%, 10/17/2021	150,000	166,806
5.50%, 01/08/2020	60,000	69,552
5.63%, 09/15/2017 - 05/01/2018	240,000	273,620
6.00%, 08/07/2019	350,000	414,592
6.75%, 03/15/2032	250,000	329,790
General Electric Co.
2.70%, 10/09/2022	64,000	62,851
3.38%, 03/11/2024 (A)	262,000	266,969
4.13%, 10/09/2042	305,000	301,233
4.50%, 03/11/2044	165,000	171,920
General Motors Co. 6.25%, 10/02/2043 - 144A	165,000	189,338
General Motors Financial Co., Inc.
2.75%, 05/15/2016	60,000	60,900
3.25%, 05/15/2018	20,000	20,300
Gilead Sciences, Inc.
3.70%, 04/01/2024	200,000	205,220
4.40%, 12/01/2021	120,000	131,761
4.50%, 04/01/2021	250,000	277,633
4.80%, 04/01/2044	115,000	121,347
GlaxoSmithKline Capital, Inc. 4.20%, 03/18/2043	115,000	113,768
Glencore Funding LLC 3.13%, 04/29/2019 - 144A	175,000	178,465
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	565,000	573,778
2.63%, 01/31/2019	164,000	166,229
2.90%, 07/19/2018	442,000	455,379
3.30%, 05/03/2015	250,000	255,553
3.63%, 01/22/2023	460,000	461,978
4.80%, 07/08/2044	100,000	99,473
5.25%, 07/27/2021	86,000	96,572
5.70%, 05/10/2019 (C) (H)	340,000	351,262
5.75%, 01/24/2022	160,000	185,149
5.95%, 01/18/2018	195,000	221,530
6.15%, 04/01/2018	200,000	229,364
6.25%, 09/01/2017	205,000	233,383
Goldman Sachs Group, Inc., Series MTN
1.60%, 11/23/2015	80,000	80,830
3.85%, 07/08/2024	361,000	360,253
4.00%, 03/03/2024	120,000	122,155

	Principal	Value
United States (continued)
Goldman Sachs Group, Inc., Series MTN (continued)
5.38%, 03/15/2020	$ 200,000	$ 226,555
6.00%, 06/15/2020	220,000	256,433
7.50%, 02/15/2019	435,000	530,855
Great Plains Energy, Inc. 4.85%, 06/01/2021	74,000	81,776
GTP Acquisition Partners I LLC 4.35%, 06/15/2041 - 144A	61,000	63,089
Halliburton Co.
3.25%, 11/15/2021 (A)	80,000	82,748
3.50%, 08/01/2023	107,000	109,734
7.60%, 08/15/2096 - 144A	40,000	59,633
8.75%, 02/15/2021	100,000	129,780
HCP, Inc.
2.63%, 02/01/2020	235,000	235,122
3.15%, 08/01/2022	55,000	53,936
3.75%, 02/01/2019	216,000	230,165
4.20%, 03/01/2024	127,000	130,925
4.25%, 11/15/2023	46,000	47,812
5.38%, 02/01/2021	200,000	227,491
Health Care REIT, Inc. 4.50%, 01/15/2024	172,000	181,231
Hess Corp. 7.88%, 10/01/2029	100,000	137,798
Hewlett-Packard Co.
3.75%, 12/01/2020	150,000	156,787
4.30%, 06/01/2021	32,000	34,239
4.38%, 09/15/2021	60,000	64,336
4.65%, 12/09/2021	87,000	94,918
6.00%, 09/15/2041	95,000	109,349
Historic TW, Inc. 6.63%, 05/15/2029	190,000	242,114
Home Depot, Inc.
3.75%, 02/15/2024	110,000	114,990
4.40%, 04/01/2021 - 03/15/2045	200,000	214,654
4.88%, 02/15/2044	110,000	119,868
HSBC USA, Inc.
1.63%, 01/16/2018	200,000	200,448
3.50%, 06/23/2024	395,000	396,121
Illinois Tool Works, Inc.
3.50%, 03/01/2024	100,000	102,494
3.90%, 09/01/2042	192,000	181,026
Ingersoll-Rand Global Holding Co., Ltd. 2.88%, 01/15/2019	71,000	72,781
Intel Corp.
3.30%, 10/01/2021	30,000	31,064
4.00%, 12/15/2032	81,000	80,844
4.80%, 10/01/2041	33,000	34,947
IntercontinentalExchange, Inc.
2.50%, 10/15/2018	147,000	150,370
4.00%, 10/15/2023	115,000	121,237
International Business Machines Corp.
1.25%, 02/06/2017	100,000	100,813
1.63%, 05/15/2020	279,000	268,867
1.88%, 08/01/2022	305,000	280,628
1.95%, 07/22/2016	100,000	102,622
3.38%, 08/01/2023	110,000	111,279
3.63%, 02/12/2024	100,000	102,605

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
United States (continued)
International Business Machines Corp. (continued)
7.00%, 10/30/2025	$ 50,000	$ 66,155
Interpublic Group of Cos., Inc.
3.75%, 02/15/2023	65,000	65,207
4.20%, 04/15/2024	50,000	51,594
Intuit, Inc. 5.75%, 03/15/2017	60,000	66,991
ITC Holdings Corp. 3.65%, 06/15/2024	205,000	204,298
Jackson National Life Global Funding 4.70%, 06/01/2018 - 144A	100,000	106,766
Jefferies Group LLC 8.50%, 07/15/2019	245,000	306,250
John Deere Capital Corp.
0.95%, 06/29/2015	49,000	49,301
1.05%, 10/11/2016	108,000	108,523
1.20%, 10/10/2017	41,000	40,867
1.70%, 01/15/2020	30,000	29,123
John Deere Capital Corp., Series MTN
2.25%, 04/17/2019	33,000	33,375
2.75%, 03/15/2022	25,000	24,791
2.80%, 03/04/2021 (A)	160,000	161,690
3.15%, 10/15/2021	20,000	20,510
3.35%, 06/12/2024	112,000	112,744
John Sevier Combined Cycle Generation LLC 4.63%, 01/15/2042	75,959	79,333
Johnson Controls, Inc.
3.63%, 07/02/2024	23,000	23,101
3.75%, 12/01/2021	36,000	37,596
4.25%, 03/01/2021	40,000	43,145
4.95%, 07/02/2064	7,000	7,091
5.00%, 03/30/2020	60,000	66,790
5.25%, 12/01/2041	75,000	82,852
Kansas City Power & Light Co.
3.15%, 03/15/2023	47,000	46,853
5.30%, 10/01/2041	60,000	66,985
Kansas Gas & Electric Co. 4.30%, 07/15/2044 - 144A (G)	135,000	136,373
Kerr-McGee Corp. 7.88%, 09/15/2031	130,000	183,605
KeyCorp, Series MTN
2.30%, 12/13/2018	51,000	51,594
5.10%, 03/24/2021	90,000	101,979
Kimberly-Clark Corp. 2.40%, 03/01/2022 - 06/01/2023	114,000	108,601
Kimco Realty Corp.
3.13%, 06/01/2023	155,000	149,128
3.20%, 05/01/2021 (A)	175,000	175,453
Kinder Morgan Energy Partners, LP
3.50%, 03/01/2021	85,000	86,196
5.00%, 08/15/2042 - 03/01/2043	435,000	431,783
Kraft Foods Group, Inc.
3.50%, 06/06/2022	21,000	21,562
5.00%, 06/04/2042	115,000	122,946
6.13%, 08/23/2018	65,000	75,443
6.50%, 02/09/2040	100,000	126,813
6.88%, 01/26/2039	49,000	64,088

	Principal	Value
United States (continued)
Kroger Co.
2.20%, 01/15/2017	$ 15,000	$ 15,392
3.40%, 04/15/2022	95,000	96,288
3.85%, 08/01/2023	190,000	195,218
4.00%, 02/01/2024	90,000	93,367
5.15%, 08/01/2043	80,000	86,423
6.15%, 01/15/2020	30,000	35,222
8.00%, 09/15/2029	125,000	165,921
Liberty Mutual Group, Inc. 5.00%, 06/01/2021 - 144A	100,000	109,998
Liberty Mutual Insurance Co. 7.88%, 10/15/2026 - 144A	220,000	282,781
Liberty Property, LP
3.38%, 06/15/2023	40,000	38,820
4.40%, 02/15/2024	95,000	99,640
Lincoln National Corp.
4.20%, 03/15/2022	29,000	30,932
4.85%, 06/24/2021	7,000	7,777
8.75%, 07/01/2019	70,000	90,759
Lockheed Martin Corp.
2.13%, 09/15/2016	16,000	16,471
4.07%, 12/15/2042	108,000	104,120
4.85%, 09/15/2041	12,000	13,185
Lowe’s Cos., Inc.
4.65%, 04/15/2042	43,000	45,119
5.13%, 11/15/2041	13,000	14,484
5.50%, 10/15/2035	50,000	57,928
Macy’s Retail Holdings, Inc.
2.88%, 02/15/2023	105,000	100,788
4.30%, 02/15/2043	150,000	141,061
5.13%, 01/15/2042	8,000	8,486
5.90%, 12/01/2016	100,000	111,442
6.38%, 03/15/2037	50,000	62,175
6.70%, 07/15/2034	50,000	63,040
7.45%, 07/15/2017	40,000	46,964
Magellan Midstream Partners, LP
4.25%, 02/01/2021	150,000	163,395
5.15%, 10/15/2043	212,000	232,294
Manufacturers & Traders Trust Co. 6.63%, 12/04/2017	250,000	290,896
Markel Corp. 3.63%, 03/30/2023	100,000	99,766
Martin Marietta Materials, Inc. 1.33%, 06/30/2017 - 144A (C) (G)	230,000	229,865
Massachusetts Mutual Life Insurance Co. 5.38%, 12/01/2041 - 144A	33,000	37,522
MassMutual Global Funding II
2.00%, 04/05/2017 - 144A	160,000	163,571
2.10%, 08/02/2018 - 144A	112,000	113,009
2.50%, 10/17/2022 - 144A (A)	100,000	96,238
McKesson Corp.
0.95%, 12/04/2015	16,000	16,065
2.70%, 12/15/2022	96,000	91,878
4.88%, 03/15/2044	110,000	115,517
Medco Health Solutions, Inc.
4.13%, 09/15/2020	90,000	96,587
7.13%, 03/15/2018	60,000	70,873

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
United States (continued)
Merck & Co., Inc. 2.40%, 09/15/2022	$ 41,000	$ 39,539
MetLife, Inc.
4.13%, 08/13/2042	45,000	43,794
4.75%, 02/08/2021	350,000	391,156
6.40%, 12/15/2066	60,000	67,050
6.75%, 06/01/2016	40,000	44,451
Metropolitan Edison Co. 4.00%, 04/15/2025 - 144A	165,000	166,489
Metropolitan Life Global Funding I
1.30%, 04/10/2017 - 144A	355,000	355,818
1.70%, 06/29/2015 - 144A	100,000	101,111
3.65%, 06/14/2018 - 144A	120,000	127,673
3.88%, 04/11/2022 - 144A	300,000	317,725
Microsoft Corp.
0.88%, 11/15/2017	22,000	21,836
2.38%, 05/01/2023	197,000	188,605
3.50%, 11/15/2042	150,000	133,604
3.63%, 12/15/2023 (A)	107,000	111,852
MidAmerican Energy Co. 5.95%, 07/15/2017	70,000	79,624
Mississippi Power Co. 4.25%, 03/15/2042	60,000	58,755
Mondelez International, Inc. 4.00%, 02/01/2024	350,000	362,528
Monongahela Power Co. 5.40%, 12/15/2043 - 144A	115,000	131,594
Monsanto Co.
2.75%, 07/15/2021 (G)	95,000	94,963
3.38%, 07/15/2024 (G)	100,000	100,661
4.20%, 07/15/2034 (G)	16,000	16,148
4.70%, 07/15/2064 (G)	24,000	24,093
Morgan Stanley
2.50%, 01/24/2019 (A)	354,000	357,965
3.75%, 02/25/2023	440,000	447,603
5.45%, 07/15/2019 (C) (H)	680,000	692,403
6.38%, 07/24/2042	25,000	31,721
Morgan Stanley, Series MTN
2.13%, 04/25/2018	115,000	116,263
5.00%, 11/24/2025	218,000	232,512
5.50%, 07/28/2021	120,000	137,859
5.55%, 04/27/2017	220,000	244,662
5.63%, 09/23/2019	470,000	540,598
5.75%, 10/18/2016	100,000	110,278
6.63%, 04/01/2018	100,000	116,897
7.30%, 05/13/2019	470,000	574,691
Mosaic Co.
3.75%, 11/15/2021	136,000	141,451
4.25%, 11/15/2023 (A)	71,000	74,952
4.88%, 11/15/2041	13,000	13,267
5.45%, 11/15/2033	255,000	285,737
MUFG Union Bank NA 2.63%, 09/26/2018	275,000	282,811
Mylan, Inc. 2.60%, 06/24/2018	155,000	157,440
Nabors Industries, Inc.
4.63%, 09/15/2021	60,000	64,991
5.00%, 09/15/2020	80,000	89,762

	Principal	Value
United States (continued)
Nabors Industries, Inc. (continued)
6.15%, 02/15/2018	$ 140,000	$ 159,503
National City Corp. 4.90%, 01/15/2015	60,000	61,461
National Oilwell Varco, Inc. 1.35%, 12/01/2017	29,000	29,008
National Semiconductor Corp.
3.95%, 04/15/2015	40,000	41,163
6.60%, 06/15/2017	60,000	69,455
Nationwide Mutual Insurance Co.
8.25%, 12/01/2031 - 144A	250,000	332,143
9.38%, 08/15/2039 - 144A	80,000	124,509
NBCUniversal Enterprise, Inc. 1.66%, 04/15/2018 - 144A	335,000	334,781
NBCUniversal Media LLC
4.38%, 04/01/2021	220,000	242,775
4.45%, 01/15/2043	45,000	45,146
Nevada Power Co.
5.45%, 05/15/2041	40,000	48,154
6.50%, 08/01/2018	25,000	29,559
6.65%, 04/01/2036	100,000	134,529
7.13%, 03/15/2019	50,000	61,194
New York Life Global Funding
0.80%, 02/12/2016 - 144A	150,000	150,421
1.13%, 03/01/2017 - 144A	186,000	186,332
1.30%, 01/12/2015 - 144A	75,000	75,371
1.65%, 05/15/2017 - 144A	100,000	101,231
2.15%, 06/18/2019 - 144A	255,000	256,320
3.00%, 05/04/2015 - 144A	80,000	81,567
NextEra Energy Capital Holdings, Inc.
1.20%, 06/01/2015	29,000	29,176
2.40%, 09/15/2019	106,000	106,572
NiSource Finance Corp.
3.85%, 02/15/2023 (A)	100,000	102,549
5.65%, 02/01/2045	114,000	128,355
5.80%, 02/01/2042	202,000	231,426
6.80%, 01/15/2019	80,000	95,404
Nissan Motor Acceptance Corp. 1.80%, 03/15/2018 - 144A	214,000	214,077
Noble Energy, Inc. 5.25%, 11/15/2043	205,000	225,994
Nordstrom, Inc. 4.00%, 10/15/2021	21,000	22,479
Norfolk Southern Corp.
3.25%, 12/01/2021	11,000	11,279
3.85%, 01/15/2024	125,000	130,095
3.95%, 10/01/2042	25,000	23,499
4.80%, 08/15/2043	75,000	79,793
6.00%, 05/23/2111	113,000	134,614
Northrop Grumman Corp. 1.75%, 06/01/2018	40,000	39,805
Northrop Grumman Systems Corp. 7.75%, 02/15/2031	80,000	110,193
Northwest Airlines Pass-Through Trust 7.03%, 05/01/2021	181,091	208,255
Novartis Capital Corp.
2.40%, 09/21/2022	80,000	77,058
3.40%, 05/06/2024	165,000	167,121

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
United States (continued)
Nucor Corp.
4.00%, 08/01/2023	$ 70,000	$ 72,526
5.20%, 08/01/2043	60,000	63,906
Occidental Petroleum Corp.
1.75%, 02/15/2017	17,000	17,314
2.70%, 02/15/2023	88,000	85,445
Ohio Power Co. 6.60%, 03/01/2033	65,000	83,265
Oklahoma Gas & Electric Co. 4.55%, 03/15/2044	135,000	143,453
Omnicom Group, Inc. 3.63%, 05/01/2022	80,000	82,302
Oncor Electric Delivery Co. LLC
2.15%, 06/01/2019 - 144A	165,000	165,153
6.80%, 09/01/2018	50,000	59,454
7.00%, 09/01/2022	50,000	63,896
Oracle Corp.
2.38%, 01/15/2019	91,000	92,531
2.50%, 10/15/2022	550,000	526,198
2.80%, 07/08/2021	141,000	140,941
3.63%, 07/15/2023	178,000	183,385
4.30%, 07/08/2034	143,000	143,782
4.50%, 07/08/2044	150,000	150,617
6.13%, 07/08/2039	65,000	81,561
PACCAR Financial Corp., Series MTN
1.55%, 09/29/2014	28,000	28,091
1.60%, 03/15/2017	39,000	39,481
Pacific Gas & Electric Co.
2.45%, 08/15/2022	45,000	43,021
3.25%, 09/15/2021 (A)	11,000	11,345
4.45%, 04/15/2042	17,000	17,383
4.50%, 12/15/2041	48,000	49,148
4.75%, 02/15/2044	115,000	122,420
6.05%, 03/01/2034	100,000	123,671
8.25%, 10/15/2018	45,000	56,225
Pacific Life Insurance Co. 9.25%, 06/15/2039 - 144A	175,000	269,208
PacifiCorp
2.95%, 02/01/2022	555,000	562,310
5.50%, 01/15/2019	50,000	57,577
6.25%, 10/15/2037	20,000	26,017
PECO Energy Co. 2.38%, 09/15/2022	100,000	96,078
Pennsylvania Electric Co. 6.05%, 09/01/2017	40,000	45,356
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.50%, 06/15/2019 - 144A	26,000	26,048
4.88%, 07/11/2022 - 144A	100,000	109,427
PepsiCo, Inc.
0.44%, 02/26/2016 (C)	91,000	91,093
1.25%, 08/13/2017	86,000	86,284
2.75%, 03/05/2022 - 03/01/2023	265,000	261,025
3.00%, 08/25/2021	17,000	17,256
Pfizer, Inc.
3.00%, 06/15/2023 (A)	190,000	189,761
4.30%, 06/15/2043	95,000	95,948

	Principal	Value
United States (continued)
Philip Morris International, Inc.
4.13%, 03/04/2043	$ 315,000	$ 303,450
4.88%, 11/15/2043	25,000	26,925
5.65%, 05/16/2018	155,000	177,943
Phillips 66
2.95%, 05/01/2017	21,000	22,009
4.30%, 04/01/2022	143,000	154,769
5.88%, 05/01/2042	120,000	143,769
Plains All American Pipeline, LP / PAA Finance Corp. 5.75%, 01/15/2020	130,000	150,989
PNC Bank NA 6.88%, 04/01/2018	250,000	294,873
PNC Financial Services Group, Inc. 4.85%, 06/01/2023 (A) (C) (H)	345,000	331,631
PNC Funding Corp.
2.70%, 09/19/2016	48,000	49,846
5.13%, 02/08/2020	100,000	114,227
PPG Industries, Inc.
3.60%, 11/15/2020	50,000	52,527
6.65%, 03/15/2018	90,000	104,827
PPL Capital Funding, Inc.
3.50%, 12/01/2022	175,000	177,858
4.20%, 06/15/2022	50,000	53,463
4.70%, 06/01/2043	100,000	102,563
6.70%, 03/30/2067 (A) (C)	265,000	270,300
PPL Electric Utilities Corp. 4.13%, 06/15/2044	42,000	41,608
Pricoa Global Funding I 1.60%, 05/29/2018 - 144A	422,000	413,658
Pricoa Global Funding I, Series MTN 2.20%, 05/16/2019 - 144A	150,000	150,277
Pride International, Inc. 8.50%, 06/15/2019	150,000	191,118
Principal Financial Group, Inc. 8.88%, 05/15/2019	150,000	193,660
Principal Life Global Funding II
0.85%, 07/09/2014 - 144A (C)	47,000	47,005
1.00%, 12/11/2015 - 144A	58,000	58,308
2.25%, 10/15/2018 - 144A	127,000	128,246
Private Export Funding Corp.
2.80%, 05/15/2022 (A)	400,000	407,682
3.55%, 01/15/2024	1,505,000	1,577,624
Progress Energy, Inc. 3.15%, 04/01/2022	22,000	22,065
ProLogis, LP
4.25%, 08/15/2023	125,000	130,484
6.88%, 03/15/2020	55,000	66,082
Prudential Financial, Inc. 5.20%, 03/15/2044 (C)	245,000	249,900
Prudential Financial, Inc., Series MTN 5.10%, 08/15/2043	80,000	86,382
Prudential Insurance Co. of America 8.30%, 07/01/2025 - 144A	300,000	409,144
PSEG Power LLC
4.15%, 09/15/2021	23,000	24,294

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
United States (continued)
PSEG Power LLC (continued)
4.30%, 11/15/2023 (A)	$ 39,000	$ 40,755
5.13%, 04/15/2020	90,000	100,798
5.32%, 09/15/2016	50,000	54,666
5.50%, 12/01/2015	170,000	181,348
Public Service Co. of New Hampshire 3.50%, 11/01/2023	40,000	41,234
Public Service Co. of Oklahoma 5.15%, 12/01/2019	110,000	124,080
Public Service Electric & Gas Co., Series MTN 3.65%, 09/01/2042	49,000	44,877
Puget Sound Energy, Inc. 6.97%, 06/01/2067 (C)	315,000	327,974
Quest Diagnostics, Inc. 4.75%, 01/30/2020	160,000	173,086
Qwest Corp. 6.75%, 12/01/2021	67,000	77,569
Republic Services, Inc.
3.55%, 06/01/2022	54,000	55,823
5.25%, 11/15/2021	80,000	91,157
5.50%, 09/15/2019	100,000	114,759
Reynolds American, Inc. 3.25%, 11/01/2022	32,000	30,872
Rowan Cos., Inc. 5.85%, 01/15/2044	145,000	156,529
Ryder System, Inc., Series MTN
2.50%, 03/01/2017	23,000	23,744
3.50%, 06/01/2017	121,000	127,998
SABMiller Holdings, Inc.
2.45%, 01/15/2017 - 144A	490,000	504,942
3.75%, 01/15/2022 - 144A	200,000	207,093
Samsung Electronics America, Inc. 1.75%, 04/10/2017 - 144A	200,000	200,935
San Diego Gas & Electric Co.
3.95%, 11/15/2041	33,000	32,297
6.00%, 06/01/2026	75,000	93,415
Sempra Energy
2.88%, 10/01/2022	378,000	370,601
3.55%, 06/15/2024	313,000	315,191
4.05%, 12/01/2023	96,000	101,415
9.80%, 02/15/2019	140,000	186,053
SES Global Americas Holdings GP 2.50%, 03/25/2019 - 144A	55,000	55,392
Simon Property Group, LP
2.15%, 09/15/2017	158,000	162,516
4.13%, 12/01/2021	27,000	29,241
4.38%, 03/01/2021	60,000	65,969
South Carolina Electric & Gas Co. 4.50%, 06/01/2064	61,000	61,733
Southern California Edison Co.
3.88%, 06/01/2021	18,000	19,436
3.90%, 12/01/2041	50,000	48,364
4.05%, 03/15/2042	75,000	74,137
Southern Co.
1.95%, 09/01/2016	23,000	23,539
2.45%, 09/01/2018	40,000	40,990
Southern Power Co.
5.15%, 09/15/2041	165,000	182,972

	Principal	Value
United States (continued)
Southern Power Co. (continued)
5.25%, 07/15/2043	$ 75,000	$ 83,546
Southwestern Electric Power Co. 6.45%, 01/15/2019	50,000	59,055
Southwestern Public Service Co.
6.00%, 10/01/2036	97,000	119,188
8.75%, 12/01/2018	80,000	102,158
Spectra Energy Capital LLC
3.30%, 03/15/2023	89,000	85,178
5.65%, 03/01/2020	190,000	214,354
7.50%, 09/15/2038	30,000	38,988
8.00%, 10/01/2019	100,000	126,169
Spectra Energy Partners, LP
2.95%, 09/25/2018	71,000	73,701
4.75%, 03/15/2024	130,000	140,844
State Street Corp.
3.10%, 05/15/2023	72,000	70,703
3.70%, 11/20/2023	231,000	239,606
Sunoco Logistics Partners Operations, LP 5.30%, 04/01/2044	120,000	126,259
SunTrust Banks, Inc.
2.35%, 11/01/2018	39,000	39,499
3.50%, 01/20/2017	130,000	137,641
7.25%, 03/15/2018	100,000	118,409
Swiss RE Treasury US Corp. 4.25%, 12/06/2042 - 144A	125,000	120,406
Target Corp. 3.50%, 07/01/2024	77,000	77,869
Texas Eastern Transmission, LP 2.80%, 10/15/2022 - 144A	129,000	121,608
Texas Instruments, Inc. 1.65%, 08/03/2019	37,000	36,359
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	106,000	106,156
4.15%, 02/01/2024	172,000	179,869
Time Warner Cable, Inc.
5.00%, 02/01/2020	125,000	140,076
5.50%, 09/01/2041	144,000	161,091
6.55%, 05/01/2037	100,000	124,429
8.75%, 02/14/2019	105,000	134,660
Time Warner Entertainment Co., LP 8.38%, 03/15/2023	30,000	40,573
Time Warner, Inc.
4.00%, 01/15/2022	400,000	421,788
4.65%, 06/01/2044	95,000	93,193
4.75%, 03/29/2021	300,000	332,654
4.90%, 06/15/2042	175,000	178,223
5.35%, 12/15/2043	30,000	32,638
5.38%, 10/15/2041	17,000	18,478
Toyota Motor Credit Corp., Series MTN
2.00%, 09/15/2016 - 10/24/2018	264,000	268,268
2.05%, 01/12/2017	100,000	102,721
U.S. Bancorp, Series MTN
1.95%, 11/15/2018	200,000	201,317
3.00%, 03/15/2022	33,000	33,345
4.13%, 05/24/2021	37,000	40,224

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
United States (continued)
UDR, Inc. 3.70%, 10/01/2020	$ 155,000	$ 162,567
Union Carbide Corp.
7.50%, 06/01/2025	40,000	50,908
7.75%, 10/01/2096	40,000	49,224
Union Pacific Corp.
2.95%, 01/15/2023	21,000	20,928
3.75%, 03/15/2024 (A)	100,000	104,774
4.16%, 07/15/2022	87,000	94,824
4.30%, 06/15/2042	24,000	24,272
United Airlines Pass-Through Trust 4.30%, 02/15/2027	67,000	69,010
United Parcel Service, Inc. 2.45%, 10/01/2022	29,000	28,140
United Technologies Corp.
4.50%, 06/01/2042	71,000	74,363
6.13%, 02/01/2019	50,000	59,081
UnitedHealth Group, Inc.
2.75%, 02/15/2023	38,000	36,829
2.88%, 03/15/2023 (A)	150,000	147,147
3.38%, 11/15/2021	37,000	37,988
3.95%, 10/15/2042	70,000	65,577
6.63%, 11/15/2037	100,000	132,630
Ventas Realty, LP 3.75%, 05/01/2024	88,000	87,880
Ventas Realty, LP / Ventas Capital Corp. 4.25%, 03/01/2022	295,000	313,371
Verizon Communications, Inc.
1.35%, 06/09/2017	156,000	155,948
2.45%, 11/01/2022	235,000	220,455
2.50%, 09/15/2016	265,000	273,147
3.45%, 03/15/2021	119,000	122,975
3.85%, 11/01/2042	380,000	334,576
4.50%, 09/15/2020	384,000	422,397
5.05%, 03/15/2034	192,000	204,915
5.15%, 09/15/2023	410,000	458,828
6.40%, 09/15/2033	425,000	520,599
6.55%, 09/15/2043	350,000	440,454
7.75%, 12/01/2030	280,000	383,997
Verizon Pennsylvania LLC 8.75%, 08/15/2031	225,000	301,468
Viacom, Inc.
3.13%, 06/15/2022 (A)	50,000	49,096
3.25%, 03/15/2023	44,000	43,436
3.88%, 12/15/2021	40,000	41,896
4.38%, 03/15/2043	145,000	134,597
5.85%, 09/01/2043	90,000	103,395
Virginia Electric and Power Co.
2.75%, 03/15/2023	100,000	97,600
2.95%, 01/15/2022	8,000	8,089
3.45%, 02/15/2024	21,000	21,482
Voya Financial, Inc.
2.90%, 02/15/2018	210,000	217,610
5.50%, 07/15/2022	150,000	171,798
5.65%, 05/15/2053 (C)	45,000	45,788
Wachovia Corp., Series MTN 5.75%, 02/01/2018	480,000	549,502
Wal-Mart Stores, Inc.
3.30%, 04/22/2024	115,000	116,214

	Principal	Value
United States (continued)
Wal-Mart Stores, Inc. (continued)
4.00%, 04/11/2043	$ 435,000	$ 416,690
4.30%, 04/22/2044	65,000	65,650
Walgreen Co. 3.10%, 09/15/2022	94,000	92,351
Walt Disney Co., Series MTN 0.45%, 12/01/2015	42,000	42,042
Waste Management, Inc. 7.38%, 03/11/2019	60,000	73,318
WEA Finance LLC / WT Finance AUST Pty, Ltd. 6.75%, 09/02/2019 - 144A	110,000	137,098
WEA Finance LLC / WT Finance AUST Pty, Ltd. / WT Finance NZ, Ltd. 3.38%, 10/03/2022 - 144A	105,000	111,493
Weingarten Realty Investors 4.45%, 01/15/2024	80,000	83,680
WellPoint, Inc.
2.30%, 07/15/2018	85,000	86,596
3.13%, 05/15/2022	62,000	61,908
3.30%, 01/15/2023	21,000	20,975
4.63%, 05/15/2042	50,000	50,907
5.10%, 01/15/2044	225,000	245,002
Wells Fargo & Co.
2.15%, 01/15/2019 (A)	71,000	71,644
2.63%, 12/15/2016	64,000	66,522
3.45%, 02/13/2023	125,000	124,388
3.68%, 06/15/2016 (I)	555,000	585,693
4.13%, 08/15/2023	195,000	202,567
5.38%, 11/02/2043	315,000	346,512
5.63%, 12/11/2017	50,000	56,893
7.98%, 03/15/2018 (C) (H)	575,000	654,062
Wells Fargo & Co., Series MTN
3.00%, 01/22/2021	400,000	408,099
4.60%, 04/01/2021	490,000	545,247
Wells Fargo Bank NA, Series MTN 5.60%, 03/15/2016	300,000	324,626
Western Gas Partners, LP 4.00%, 07/01/2022	105,000	108,747
Williams Partners, LP 4.90%, 01/15/2045	250,000	249,215
Wisconsin Electric Power Co.
2.95%, 09/15/2021	2,000	2,038
3.65%, 12/15/2042	40,000	36,805
4.25%, 12/15/2019	140,000	154,597
Xcel Energy, Inc.
4.70%, 05/15/2020	325,000	363,053
4.80%, 09/15/2041	3,000	3,229
6.50%, 07/01/2036	130,000	169,762
Xerox Corp.
2.95%, 03/15/2017 (A)	16,000	16,702
4.50%, 05/15/2021	24,000	25,930
5.63%, 12/15/2019	70,000	80,356
Zoetis, Inc.
1.88%, 02/01/2018	41,000	41,092
4.70%, 02/01/2043	17,000	17,267

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Virgin Islands, British - 0.1%
CNOOC Finance, Ltd.
1.13%, 05/09/2016	$ 200,000	$ 200,441
3.00%, 05/09/2023	200,000	188,844
Sinopec Group Overseas Development, Ltd. 4.38%, 10/17/2023 - 144A	200,000	208,824
State Grid Overseas Investment 2013, Ltd. 1.75%, 05/22/2018 - 144A	200,000	196,692

Total Corporate Debt Securities (cost $158,863,854)		162,727,443

CONVERTIBLE BOND - 0.0% (D)
United States - 0.0% (D)
American Express Credit Corp., Series MTN 2.38%, 03/24/2017	100,000	103,381

Total Convertible Bond (cost $99,848)		103,381

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.0% (D)
United States - 0.0% (D)
U.S. Treasury Bill
0.03%, 10/02/2014 (J)	10,000	9,999
0.04%, 07/10/2014 (B) (J)	100,000	99,999
0.08%, 05/28/2015 (B) (J)	110,000	109,919

Total Short-Term U.S. Government Obligations (cost $219,917)		219,917

	Shares	Value
PREFERRED STOCKS - 0.0% (D)
United States - 0.0% (D)
Goldman Sachs Group, Inc. - Series J, 5.50% (C)	5,000	122,500
State Street Corp. - Series D, 5.90% (C)	6,300	165,060

Total Preferred Stocks (cost $279,400)		287,560

COMMON STOCKS - 18.6%
United States - 18.6%
Abbott Laboratories	19,437	794,973
Accenture PLC - Class A (A)	10,111	817,373
ACE, Ltd.	11,629	1,205,927
Actavis PLC (A) (K)	736	164,165
Activision Blizzard, Inc.	14,670	327,141
Adobe Systems, Inc. (K)	9,351	676,638
AECOM Technology Corp. (A) (K)	4,510	145,222
AES Corp. (A)	19,055	296,305
Aetna, Inc.	5,169	419,103
AGL Resources, Inc. (A)	2,880	158,486
Alaska Air Group, Inc.	1,925	182,971
Alcoa, Inc.	38,054	566,624
Alexion Pharmaceuticals, Inc. (K)	1,874	292,813
Allergan, Inc.	1,928	326,256
Alliance Data Systems Corp. (A) (K)	685	192,656
Allstate Corp.	8,160	479,155
Altria Group, Inc.	3,630	152,242
Amazon.com, Inc. (K)	2,777	901,914
Amdocs, Ltd.	3,300	152,889

	Shares	Value
United States (continued)
American Electric Power Co., Inc. (A)	7,967	$ 444,320
American Express Co.	1,226	116,311
American Tower Corp. - Class A REIT	3,832	344,803
Ameriprise Financial, Inc.	2,865	343,800
Amgen, Inc.	5,770	682,995
Anadarko Petroleum Corp. - Class A	4,445	486,594
Apollo Education Group, Inc. - Class A (A) (K)	9,900	309,375
Apple, Inc.	46,177	4,291,229
Applied Materials, Inc. - Class A (A)	12,698	286,340
Archer-Daniels-Midland Co.	34,179	1,507,636
Aspen Insurance Holdings, Ltd.	2,430	110,371
AT&T, Inc. (A)	14,517	513,321
athenahealth, Inc. (A) (K)	289	36,163
AutoZone, Inc. (K)	1,034	554,472
Avago Technologies, Ltd. - Class A (A)	6,188	445,969
AvalonBay Communities, Inc. - REIT (A)	2,439	346,801
Axiall Corp. (A)	3,721	175,892
Axis Capital Holdings, Ltd.	3,571	158,124
Baker Hughes, Inc.	4,510	335,770
Ball Corp. (A)	901	56,475
Bank of America Corp.	106,536	1,637,458
Baxter International, Inc.	3,479	251,532
BB&T Corp. (A)	3,491	137,650
Berkshire Hathaway, Inc. - Class B (K)	8,949	1,132,585
Best Buy Co., Inc. (A)	2,365	73,339
Biogen IDEC, Inc. (K)	3,756	1,184,304
Boeing Co. (A)	5,740	730,300
Boston Properties, Inc. - REIT	901	106,480
Boston Scientific Corp. (A) (K)	43,683	557,832
Bristol-Myers Squibb Co.	25,371	1,230,747
Broadcom Corp. - Class A	3,340	123,981
Brocade Communications Systems, Inc.	24,560	225,952
Bunge, Ltd.	2,180	164,895
Burger King Worldwide, Inc. (A)	5,545	150,935
CA, Inc.	5,825	167,411
Capital One Financial Corp.	4,694	387,724
CareFusion Corp. - Class A (K)	1,600	70,960
Caterpillar, Inc. (A)	310	33,688
CBS Corp. - Class B (A)	1,444	89,730
Celgene Corp. (A) (K)	14,830	1,273,600
CenterPoint Energy, Inc. (A)	8,847	225,952
CenturyLink, Inc. (A)	2,825	102,265
Cerner Corp. (A) (K)	3,207	165,417
Charles Schwab Corp.	19,866	534,991
Cheniere Energy, Inc. (A) (K)	2,846	204,058
Chevron Corp. (A)	15,562	2,031,619
Cisco Systems, Inc.	56,338	1,399,999
Citigroup, Inc.	29,138	1,372,400
Citrix Systems, Inc. (K)	6,235	389,999
CME Group, Inc. - Class A (A)	1,975	140,126
CMS Energy Corp.	10,561	328,975
CNO Financial Group, Inc.	8,325	148,185
Coca-Cola Co.	29,195	1,236,700
Cognizant Technology Solutions Corp. - Class A (K)	11,415	558,308
Comcast Corp. - Class A	29,129	1,563,645
Computer Sciences Corp.	2,840	179,488
ConocoPhillips (A)	12,385	1,061,766
Constellation Brands, Inc. - Class A (K)	5,176	456,161

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
United States (continued)
Corning, Inc.	8,224	$ 180,517
Costco Wholesale Corp.	4,631	533,306
Covidien PLC	3,352	302,283
Crown Holdings, Inc. (A) (K)	4,750	236,360
CSX Corp. (A)	33,046	1,018,147
Cullen/Frost Bankers, Inc. (A)	717	56,944
CVS Caremark Corp.	17,552	1,322,894
Danaher Corp.	690	54,324
Deere & Co. (A)	2,906	263,138
Delphi Automotive PLC - Class A	4,400	302,456
Delta Air Lines, Inc.	21,155	819,122
DiamondRock Hospitality Co. - REIT (A)	17,576	225,324
Dillard’s, Inc. - Class A	1,800	209,898
DIRECTV (K)	635	53,981
Discover Financial Services	10,860	673,103
DISH Network Corp. - Class A (K)	3,610	234,939
Dollar General Corp. (K)	1,850	106,116
Dollar Tree, Inc. (K)	1,251	68,129
Dominion Resources, Inc.	5,525	395,148
Dow Chemical Co. (A)	8,732	449,349
Dr. Pepper Snapple Group, Inc. (A)	6,950	407,131
Dynegy, Inc. - Class A (A) (K)	9,600	334,080
Eaton Corp. PLC	11,211	865,265
eBay, Inc. (K)	9,660	483,580
Edison International (A)	6,157	357,783
EMC Corp.	8,943	235,559
Emerson Electric Co.	12,575	834,477
Energizer Holdings, Inc.	2,600	317,278
Ensco PLC - Class A (A)	9,507	528,304
Entergy Corp. - Class B (A)	9,841	807,848
EOG Resources, Inc.	5,220	610,009
EQT Corp.	2,333	249,398
Estee Lauder Cos., Inc. - Class A	2,332	173,174
Everest RE Group, Ltd.	1,550	248,760
Exelon Corp. (A)	13,617	496,748
Extra Space Storage, Inc. - REIT (A)	4,164	221,733
Exxon Mobil Corp.	24,504	2,467,063
Facebook, Inc. - Class A (K)	7,276	489,602
Fifth Third Bancorp	14,635	312,457
Fluor Corp. (A)	13,548	1,041,841
FMC Technologies, Inc. (K)	1,546	94,414
Freeport-McMoRan Copper & Gold, Inc.	6,453	235,535
Freescale Semiconductor, Ltd. (A) (K)	7,742	181,937
Frontier Communications Corp.	20,600	120,304
GameStop Corp. - Class A (A)	4,335	175,437
Gap, Inc. - Class A (A)	871	36,207
General Electric Co.	33,558	881,904
General Growth Properties, Inc. - REIT	2,723	64,154
General Mills, Inc. (A)	9,015	473,648
General Motors Co.	20,798	754,967
Geo Group, Inc. - REIT	3,280	117,194
Gilead Sciences, Inc. (A) (K)	3,827	317,297
Goldman Sachs Group, Inc.	1,944	325,503
Google, Inc. - Class A (K)	2,325	1,359,358
Google, Inc. - Class C (K)	2,325	1,337,526
Graham Holdings Co. - Class B	300	215,433
H&R Block, Inc.	5,345	179,164
Halliburton Co.	11,569	821,515
Hanesbrands, Inc.	2,060	202,786

	Shares	Value
United States (continued)
Harman International Industries, Inc. (A)	2,494	$ 267,930
Health Net, Inc. (K)	3,200	132,928
Herbalife, Ltd. (A)	4,675	301,725
Hess Corp. (A)	3,932	388,836
Hewlett-Packard Co.	36,095	1,215,680
Highwoods Properties, Inc. - REIT (A)	3,455	144,937
Home Depot, Inc.	16,110	1,304,266
Honeywell International, Inc.	15,359	1,427,619
Hospitality Properties Trust - REIT	1,580	48,032
Host Hotels & Resorts, Inc. - REIT (A)	1,846	40,630
Humana, Inc. - Class A (A)	5,921	756,230
Huntington Ingalls Industries, Inc. (A)	600	56,754
IDEX Corp. (A)	1,980	159,865
Ingredion, Inc.	1,500	112,560
Intercontinental Exchange, Inc.	2,179	411,613
International Business Machines Corp. (A)	2,663	482,722
International Paper Co. (A)	2,761	139,348
Invesco, Ltd.	16,569	625,480
Jarden Corp. (K)	2,930	173,896
Johnson & Johnson	28,812	3,014,311
Kellogg Co.	2,471	162,345
KeyCorp	10,295	147,527
Kilroy Realty Corp. - REIT (A)	1,424	88,687
Kimberly-Clark Corp. (A)	2,748	305,633
KLA-Tencor Corp. (A)	12,572	913,230
Kroger Co.	10,432	515,654
L-3 Communications Holdings, Inc. (A)	3,286	396,785
LAM Research Corp. (A)	13,151	888,745
Lexmark International, Inc. - Class A (A)	6,250	301,000
Liberty Property Trust - Series C REIT	4,811	182,481
Lincoln National Corp.	3,350	172,324
Lorillard, Inc.	5,260	320,702
Lowe’s Cos., Inc.	24,196	1,161,166
Lululemon Athletica, Inc. (A) (K)	1,283	51,936
LyondellBasell Industries NV - Class A	3,520	343,728
Macy’s, Inc.	10,080	584,842
Marathon Oil Corp.	18,775	749,498
Marathon Petroleum Corp.	6,391	498,945
Marsh & McLennan Cos., Inc. (A)	9,032	468,038
Martin Marietta Materials, Inc. (A)	1,337	176,551
Marvell Technology Group, Ltd.	10,675	152,973
Masco Corp. (A)	18,233	404,773
Mastercard, Inc. - Class A	1,380	101,389
McDonald’s Corp.	751	75,656
McKesson Corp.	6,713	1,250,028
Medtronic, Inc.	12,765	813,896
Merck & Co., Inc.	26,337	1,523,595
MetLife, Inc. (A)	19,127	1,062,696
Microsoft Corp.	92,178	3,843,823
Mid-America Apartment Communities, Inc. - REIT (A)	2,426	177,219
Molson Coors Brewing Co. - Class B	3,547	263,046
Mondelez International, Inc. - Class A	26,589	1,000,012
Monsanto Co.	5,221	651,268
Morgan Stanley	25,949	838,931
Mosaic Co.	4,946	244,580
National Oilwell Varco, Inc.	10,955	902,144
Navient Corp.	1,565	27,716
NextEra Energy, Inc.	7,723	791,453

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
United States (continued)
NiSource, Inc. - Class B (A)	9,458	$ 372,078
Noble Corp. PLC	4,649	156,020
Norfolk Southern Corp.	499	51,412
Northrop Grumman Corp.	6,630	793,147
Nu Skin Enterprises, Inc. - Class A (A)	1,650	122,034
NVIDIA Corp. (A)	4,080	75,643
NVR, Inc. (A) (K)	51	58,681
Occidental Petroleum Corp.	6,675	685,055
ON Semiconductor Corp. (K)	12,732	116,371
Oracle Corp.	34,614	1,402,905
PACCAR, Inc. (A)	14,633	919,391
Parker Hannifin Corp. (A)	1,025	128,873
Patterson-UTI Energy, Inc.	10,180	355,689
PepsiCo, Inc.	6,408	572,491
Perrigo Co. PLC (A)	2,024	295,018
Pfizer, Inc.	44,901	1,332,662
Philip Morris International, Inc.	17,141	1,445,158
Phillips 66	8,132	654,057
Pilgrim’s Pride Corp. (A) (K)	11,350	310,536
Pioneer Natural Resources Co. (A)	297	68,254
Pitney Bowes, Inc.	6,320	174,558
PNC Financial Services Group, Inc.	10,764	958,534
PPG Industries, Inc.	3,355	705,053
Priceline Group, Inc. (K)	914	1,099,542
Procter & Gamble Co.	21,462	1,686,699
ProLogis, Inc. - Class A REIT	5,178	212,764
Prudential Financial, Inc.	3,740	332,000
Public Service Enterprise Group, Inc. (A)	582	23,740
Public Storage - REIT (A)	403	69,054
PulteGroup, Inc.	20,634	415,981
QEP Resources, Inc. (A)	3,714	128,133
QUALCOMM, Inc.	15,228	1,206,058
Quanta Services, Inc. (K)	1,300	44,954
Questar Corp.	7,079	175,559
R.R. Donnelley & Sons Co. (A)	10,335	175,282
Raytheon Co.	5,720	527,670
RLJ Lodging Trust - REIT	5,555	160,484
Ross Stores, Inc.	2,860	189,132
Royal Caribbean Cruises, Ltd. - Class A	7,708	428,565
Salix Pharmaceuticals, Ltd. (A) (K)	695	85,728
SanDisk Corp. (A)	3,405	355,584
Schlumberger, Ltd.	16,292	1,921,641
Sealed Air Corp. - Class A	10,148	346,757
Sempra Energy	1,526	159,787
Simon Property Group, Inc. - REIT (A)	2,762	459,265
Snap-on, Inc.	379	44,919
Southwest Airlines Co.	7,460	200,376
Spectrum Brands Holdings, Inc. - Class A	700	60,221
SPX Corp.	2,521	272,797
Starbucks Corp.	7,575	586,154
Starz - Class A (A) (K)	1,905	56,750
State Street Corp.	6,413	431,338
Stryker Corp.	8,395	707,866
SunTrust Banks, Inc.	2,856	114,411
SVB Financial Group (K)	1,024	119,419
TE Connectivity, Ltd.	3,318	205,185
Tesoro Corp.	2,330	136,701
Time Warner Cable, Inc.	5,708	840,788
Time Warner, Inc.	21,041	1,478,130

	Shares	Value
United States (continued)
Time, Inc. (K)	2,630	$ 63,699
TJX Cos., Inc.	11,570	614,946
Travelers Cos., Inc. (A)	2,965	278,918
TRW Automotive Holdings Corp. (K)	4,161	372,493
Twenty-First Century Fox, Inc. - Class A (A)	11,512	404,647
Tyco International, Ltd.	2,525	115,140
Tyson Foods, Inc. - Class A (A)	4,345	163,111
U.S. Bancorp - Class A (A)	1,276	55,276
U.S. Steel Corp. (A)	11,465	298,549
UGI Corp.	5,845	295,173
Union Pacific Corp.	16,216	1,617,546
United Continental Holdings, Inc. (A) (K)	9,078	372,833
United Technologies Corp.	13,781	1,591,016
United Therapeutics Corp. (A) (K)	3,225	285,380
UnitedHealth Group, Inc.	7,338	599,882
V.F. Corp.	11,849	746,487
Valero Energy Corp.	5,268	263,927
Ventas, Inc. - REIT	2,479	158,904
VeriSign, Inc. (A) (K)	5,405	263,818
Verizon Communications, Inc.	41,448	2,028,051
Vertex Pharmaceuticals, Inc. (A) (K)	6,267	593,360
Viacom, Inc. - Class B	9,605	833,042
Visa, Inc. - Class A (A)	8,947	1,885,222
VMware, Inc. - Class A (A) (K)	1,572	152,185
Wal-Mart Stores, Inc.	3,357	252,010
Walgreen Co.	3,870	286,883
Walt Disney Co. - Class A (A)	7,978	684,034
Washington Federal, Inc. (A)	2,235	50,131
WellPoint, Inc.	8,035	864,646
Wells Fargo & Co.	78,773	4,140,309
Western Digital Corp.	3,615	333,665
Whirlpool Corp.	1,404	195,465
WW Grainger, Inc. (A)	1,793	455,906
Xerox Corp. (A)	3,860	48,018
Xilinx, Inc.	7,745	366,416
XL Group PLC - Class A	4,974	162,799
Yahoo! Inc. (K)	15,405	541,178
Yum! Brands, Inc.	4,424	359,229

Total Common Stocks (cost $127,384,814)		152,280,347

INVESTMENT COMPANIES - 5.5%
United States - 5.5%
JPMorgan High Yield Fund (L)	490,948	4,011,043
JPMorgan International Equity Fund (L)	1,238,801	20,390,668
JPMorgan International Opportunities Fund (L)	1,271,618	20,625,648

Total Investment Companies (cost $37,526,707)		45,027,359

SECURITIES LENDING COLLATERAL - 5.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (J)	41,504,324	41,504,324

Total Securities Lending Collateral (cost $41,504,324)		41,504,324

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 5.4%

State Street Bank & Trust Co.
0.01% (J), dated 06/30/2014, to be repurchased at $43,676,706 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/25/2039, and with a value of $44,550,511.

$ 43,676,694	$ 43,676,694

Total Repurchase Agreement (cost $43,676,694)	43,676,694

Total Investment Securities (cost $820,357,040) (M)	859,886,650
Other Assets and Liabilities - Net - (5.4)%	(43,734,399)

Net Assets - 100.0%	$ 816,152,251

FUTURES CONTRACTS: (N)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year Australian Treasury Bond	Long	105	09/15/2014	$269,209
10-Year U.S. Treasury Note	Short	(169)	09/19/2014	(41,352)
2-Year U.S. Treasury Note	Long	23	09/30/2014	(1,438)
5-Year U.S. Treasury Note	Long	46	09/30/2014	25,839
5-Year U.S. Treasury Note	Short	(186)	09/30/2014	(24,521)
EURO STOXX 50 Index	Long	181	09/19/2014	(94,908)
FTSE 100 Index	Short	(68)	09/19/2014	36,604
Long U.S. Treasury Bond	Long	44	09/19/2014	39,275
Russell 2000 Mini Index	Long	17	09/19/2014	45,141
S&P 500 E-Mini Index	Long	200	09/19/2014	135,362
TOPIX Index	Long	1	09/11/2014	2,349
U.K. Long Gilt Bond	Long	22	09/26/2014	12,835
Ultra Long U.S. Treasury Bond	Short	(8)	09/19/2014	(11,742)

				$392,653

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
U.S. Government Agency Obligations	22.5%	$193,529,891
U.S. Government Obligations	15.5	133,526,382
Capital Markets	6.8	58,674,199
Asset-Backed Securities	5.2	44,891,950
Commercial Banks	4.7	40,560,203
Mortgage-Backed Securities	4.6	39,285,511
Oil, Gas & Consumable Fuels	2.7	23,005,618
Diversified Financial Services	2.1	17,985,252
Electric Utilities	1.6	13,887,690
Insurance	1.5	12,841,454
Media	1.5	12,698,451
Diversified Telecommunication Services	1.2	10,423,520
Pharmaceuticals	1.2	10,320,233
Energy Equipment & Services	1.1	9,696,159
Software	1.0	8,802,005
Computers & Peripherals	1.0	8,472,283
Real Estate Investment Trusts	0.9	8,000,978
Health Care Providers & Services	0.8	6,971,776
Biotechnology	0.8	6,652,743
Aerospace & Defense	0.7	6,123,893

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investment Securities		Value
Beverages	0.7%		$5,686,422
IT Services	0.6		5,574,022
Road & Rail	0.6		5,339,137
Consumer Finance	0.6		5,315,120
Food & Staples Retailing	0.6		5,008,325
Food Products	0.6		4,991,644
Specialty Retail	0.6		4,966,762
Chemicals	0.6		4,826,312
Multi-Utilities	0.5		4,715,352
Internet Software & Services	0.5		4,547,550
Metals & Mining	0.5		4,375,923
Semiconductors & Semiconductor Equipment	0.5		4,046,372
Health Care Equipment & Supplies	0.4		3,499,342
Communications Equipment	0.4		3,278,418
Tobacco	0.3		2,964,362
Automobiles	0.3		2,494,610
Household Products	0.3		2,478,432
Airlines	0.3		2,410,682
Machinery	0.3		2,398,189
Foreign Government Obligations	0.3		2,373,610
Internet & Catalog Retail	0.3		2,341,959
Industrial Conglomerates	0.2		2,058,307
Commercial Services & Supplies	0.2		1,966,224
Gas Utilities	0.2		1,795,558
Electrical Equipment	0.2		1,699,742
Multiline Retail	0.2		1,603,289
Hotels, Restaurants & Leisure	0.2		1,600,539
Wireless Telecommunication Services	0.2		1,592,133
Independent Power Producers & Energy Traders	0.2		1,412,698
Construction & Engineering	0.2		1,313,180
Household Durables	0.1		1,111,953
Textiles, Apparel & Luxury Goods	0.1		1,001,209
Auto Components	0.1		935,524
Trading Companies & Distributors	0.1		896,825
Diversified Consumer Services	0.1		703,972
Electronic Equipment & Instruments	0.1		678,473
Containers & Packaging	0.1		639,592
Personal Products	0.1		596,933
Transportation Infrastructure	0.1		556,612
Municipal Government Obligations	0.1		452,281
Construction Materials	0.1		430,825
Building Products	0.0	(D)	404,773
Life Sciences Tools & Services	0.0	(D)	286,025
Water Utilities	0.0	(D)	206,446
Health Care Technology	0.0	(D)	201,580
Air Freight & Logistics	0.0	(D)	168,807
Paper & Forest Products	0.0	(D)	139,348
Thrifts & Mortgage Finance	0.0	(D)	50,131

Investment Securities, at Value	90.1		774,485,715
Short-Term Investments	9.9		85,400,935

Total Investments	100.0%		$859,886,650

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

VALUATION SUMMARY: (O)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$133,526,382	$—	$133,526,382
U.S. Government Agency Obligations	—	193,529,891	—	193,529,891
Foreign Government Obligations	—	2,373,610	—	2,373,610
Mortgage-Backed Securities	—	39,285,511	—	39,285,511
Asset-Backed Securities	—	44,891,950	—	44,891,950
Municipal Government Obligations	—	452,281	—	452,281
Corporate Debt Securities	—	162,727,443	—	162,727,443
Convertible Bond	—	103,381	—	103,381
Short-Term U.S. Government Obligations	—	219,917	—	219,917
Preferred Stocks	287,560	—	—	287,560
Common Stocks	152,280,347	—	—	152,280,347
Investment Companies	45,027,359	—	—	45,027,359
Securities Lending Collateral	41,504,324	—	—	41,504,324
Repurchase Agreement	—	43,676,694	—	43,676,694
Total Investment Securities	$239,099,590	$620,787,060	$—	$859,886,650

Derivative Financial Instruments
Futures Contracts (P)	$566,614	$—	$—	$566,614
Total Derivative Financial Instruments	$566,614	$—	$—	$566,614

Other Assets (Q)
Other Assets (R)	$—	$63,736	$—	$63,736
Total Other Assets	$—	$63,736	$—	$63,736

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
LIABILITIES
Derivative Financial Instruments
Futures Contracts (P)	$(173,961)	$—	$—	$(173,961)
Total Derivative Financial Instruments	$(173,961)	$—	$—	$(173,961)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (S)	Transfers into Level 3	Transfers out of Level 3 (T)	Ending Balance at June 30, 2014	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2014 (S)
Other Assets	$665,326	$—	$—	$—	$—	$(601,590)	$—	$(63,736)	$—	$—

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $40,610,588. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $3,267,883.
(C)	Floating or variable rate note. Rate is listed as of June 30, 2014.
(D)	Percentage rounds to less than 0.1%.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $99,365, or 0.01% of the portfolio’s net assets.
(F)	Illiquid. Total aggregate fair value of illiquid securities is $3,134,979, or 0.38% of the portfolio’s net assets.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(G)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(H)	The security has a perpetual maturity. The date shown is the next call date.
(I)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of June 30, 2014. Maturity date disclosed is the ultimate maturity date.
(J)	Rate shown reflects the yield at June 30, 2014.
(K)	Non-income producing security.
(L)	The investment issuer is affiliated with the sub-adviser of the portfolio.
(M)	Aggregate cost for federal income tax purposes is $820,357,040. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $43,879,894 and $4,350,284, respectively. Net unrealized appreciation for tax purposes is $39,529,610.
(N)	Cash in the amount of $65,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(O)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(P)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(Q)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.
(R)	Other assets include pending litigation receivable.
(S)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(T)	Transferred out of Level 3 because of availability of observable inputs.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities aggregated $82,775,893, or 10.14% of the portfolio’s net assets.
IO	Interest only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
MTN	Medium Term Note
PO	Principal only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Re-REMIC	Re-Securitized Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment securities, at value (cost: $776,680,346) (including securities loaned of $40,610,588)	$816,209,956
Repurchase agreement, at value (cost: $43,676,694)	43,676,694
Cash on deposit with broker	65,000
Foreign currency, at value (cost: $28,720)	31,809
Cash	343,858
Receivables:
Shares sold	485,857
Investment securities sold	1,259,698
Interest	2,695,556
Dividends	145,446
Securities lending income (net)	5,987
Variation margin receivable on derivative financial instruments	424,379
Prepaid expenses	9,246

Total assets	865,353,486

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	47,964
Investment securities purchased	4,248,819
When-issued securities purchased	2,698,049
Management and advisory fees	468,727
Distribution and service fees	145,111
Administration fees	17,007
Transfer agent fees	1,613
Trustees fees	690
Audit and tax fees	8,836
Custody fees	524
Legal fees	10,460
Printing and shareholder reports fees	46,259
Other	2,852
Collateral for securities on loan	41,504,324

Total liabilities	49,201,235

Net assets	$816,152,251

Net assets consist of:
Capital stock ($0.01 par value)	$567,794
Additional paid-in capital	802,367,425
Undistributed (distributions in excess of) net investment income (loss)	13,198,965
Undistributed (accumulated) net realized gain (loss)	(39,908,208)
Net unrealized appreciation (depreciation) on:
Investment securities	39,529,610
Futures contracts	392,653
Translation of assets and liabilities denominated in foreign currencies	4,012

Net assets	$816,152,251

Net assets by class:
Initial Class	$117,765,487
Service Class	698,386,764

Shares outstanding:
Initial Class	8,517,737
Service Class	48,261,616

Net asset value and offering price per share:
Initial Class	$13.83
Service Class	14.47

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income	$1,940,431
Interest income (net of withholding taxes on foreign interest of $118)	6,971,555
Securities lending income (net)	33,230

Total investment income	8,945,216

Expenses:
Management and advisory	2,562,230
Distribution and service:
Service Class	783,697
Administration	92,665
Transfer agent	5,429
Trustees	12,880
Audit and tax	12,488
Custody	171,905
Legal	13,935
Printing and shareholder reports	84,246
Other	27,356

Total expenses	3,766,831

Net investment income (loss)	5,178,385

Net realized gain (loss) on transactions from:
Investment securities	5,668,670
Futures contracts	1,172,884
Foreign currency transactions	(29,335)

Net realized gain (loss)	6,812,219

Net change in unrealized appreciation (depreciation) on:
Investment securities	19,061,205
Futures contracts	(1,337,020)
Translation of assets and liabilities denominated in foreign currencies	5,454

Net change in unrealized appreciation (depreciation)	17,729,639

Net realized and change in unrealized gain (loss)	24,541,858

Net increase (decrease) in net assets resulting from operations	$29,720,243

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$5,178,385	$6,930,228
Net realized gain (loss)	6,812,219	18,683,604
Net change in unrealized appreciation (depreciation)	17,729,639	4,153,694
Net increase (decrease) in net assets resulting from operations	29,720,243	29,767,526

Distributions to shareholders:
Net investment income:
Initial Class	—	(1,317,545)
Service Class	—	(4,684,933)
Total distributions from net investment income	—	(6,002,478)
Total distributions to shareholders	—	(6,002,478)

Capital share transactions:
Proceeds from shares sold:
Initial Class	5,664,496	6,492,425
Service Class	91,383,811	278,228,322
	97,048,307	284,720,747
Dividends and distributions reinvested:
Initial Class	—	1,317,545
Service Class	—	4,684,933
	—	6,002,478
Cost of shares redeemed:
Initial Class	(6,451,187)	(27,193,032)
Service Class	(3,642,163)	(39,005,831)
	(10,093,350)	(66,198,863)
Net increase (decrease) in net assets resulting from capital share transactions	86,954,957	224,524,362
Net increase (decrease) in net assets	116,675,200	248,289,410

Net assets:
Beginning of period/year	699,477,051	451,187,641
End of period/year	$816,152,251	$699,477,051
Undistributed (distributions in excess of) net investment income (loss)	$13,198,965	$8,020,580

Share activity:
Shares issued:
Initial Class	420,204	499,619
Service Class	6,448,902	20,395,189
	6,869,106	20,894,808
Shares issued-reinvested from dividends and distributions:
Initial Class	—	103,094
Service Class	—	349,361
	—	452,455
Shares redeemed:
Initial Class	(477,789)	(2,097,722)
Service Class	(257,453)	(2,861,526)
	(735,242)	(4,959,248)
Net increase (decrease) in shares outstanding:
Initial Class	(57,585)	(1,495,009)
Service Class	6,191,449	17,883,024
	6,133,864	16,388,015

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
June 30, 2014 (unaudited)	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$13.28	$12.73	$11.89	$11.69	$12.15	$13.37
Investment operations
Net investment income (loss) (A)	0.11	0.18	0.21	0.10	0.08	0.06
Net realized and unrealized gain (loss)	0.44	0.52	0.71	0.32	(0.08)	0.52
Total investment operations	0.55	0.70	0.92	0.42	—	(B)	0.58
Distributions
Net investment income	—	(0.15)	(0.08)	(0.22)	(0.46)	(0.45)
Net realized gains	—	—	—	—	—	(1.35)
Total distributions	—	(0.15)	(0.08)	(0.22)	(0.46)	(1.80)
Net asset value
End of period/year	$13.83	$13.28	$12.73	$11.89	$11.69	$12.15
Total return (C)	4.14	%(D)	5.51%	7.72%	3.63%	(0.11)%	4.20%
Net assets end of period/year (000’s)	$117,765	$113,899	$128,208	$135,804	$254,517	$285,979
Ratio and supplemental data
Expenses to average net assets (E)	0.80	%(F)	0.81%	0.85%	0.86%	0.85%	0.84%
Net investment income (loss) to average net assets	1.60	%(F)	1.39%	1.68%	0.87%	0.69%	0.47%
Portfolio turnover rate (G)	14	%(D)	39%	35%	179%	210%	183%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Service Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$13.92		$13.35	$12.49	$12.28	$12.74	$13.91
Investment operations
Net investment income (loss) (A)	0.10		0.16	0.19	0.18	0.06	0.05
Net realized and unrealized gain (loss)	0.45		0.54	0.74	0.24	(0.10)	0.52
Total investment operations	0.55		0.70	0.93	0.42	(0.04)	0.57
Distributions
Net investment income	—		(0.13)	(0.07)	(0.21)	(0.42)	(0.39)
Net realized gains	—		—	—	—	—	(1.35)
Total distributions	—		(0.13)	(0.07)	(0.21)	(0.42)	(1.74)
Net asset value
End of period/year	$14.47		$13.92	$13.35	$12.49	$12.28	$12.74
Total return (B)	3.95	%(C)	5.29%	7.47%	3.44%	(0.42)%	3.95%
Net assets end of period/year (000’s)	$698,387		$585,578	$322,980	$97,933	$11,234	$13,590
Ratio and supplemental data
Expenses to average net assets (D)	1.05	%(E)	1.06%	1.10%	1.11%	1.11%	1.09%
Net investment income (loss) to average net assets	1.36	%(E)	1.17%	1.47%	1.45%	0.47%	0.31%
Portfolio turnover rate (F)	14	%(C)	39%	35%	179%	210%	183%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies in which the portfolio invests.
(E)	Annualized.
(F)	Does not include portfolio activity of the investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio's current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio's financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2014, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

When-Issued, forward delivery securities and delayed delivery settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. Government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses on the security.

Open trades, if any, are included in the When-issued securities purchased in the Statement of Assets and Liabilities.

Treasury inflation-protected securities (“TIPS”): The Portfolio invests in TIPS. TIPS are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The adjustments to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statement of Operations with a corresponding adjustment to cost.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2014.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Real estate investment trusts (“REITs”): Dividend income related to a REIT is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM's internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio's Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities for which significant unobservable inputs (Level 3), GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to the total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the Portfolio's Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage passthroughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage passthroughs include TBA securities and mortgage passthrough certificates. Generally, TBA securities and mortgage passthroughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolio's Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio ("Western Reserve"), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio's investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $500 million	0.700%
Over $500 million up to $750 million	0.675%
Over $750 million	0.650%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.90%	May 1, 2015

Prior to May 1, 2014, the expense limit was 1.00%.

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$159,175,639
U.S. Government	51,609,597

Proceeds from maturities and sales of securities:
Long-term	78,715,477
U.S. Government	17,163,847

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at December 31, 2013	Ending number of positions at June 30, 2014	Average number of positions (A)
Futures contracts	12	13	14

(A)	Calculated based on positions held at each month end during the current period.

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Equity contracts	Total
Asset derivatives
Unrealized appreciation on futures contracts (A) (B)	$347,158	$219,456	$566,614
Total gross amount of assets (C)	$347,158	$219,456	$566,614
Liability derivatives
Unrealized depreciation on futures contracts (A) (B)	$(79,053)	$(94,908)	$(173,961)
Total gross amount of liabilities (C)	$(79,053)	$(94,908)	$(173,961)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Includes cumulative appreciation (depreciation) on futures contracts as reported in Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.
(C)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Equity contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$(106,956)	$1,279,840	$1,172,884
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on futures contracts	36,309	(1,373,329)	(1,337,020)
Total	$(70,647)	$(93,489)	$(164,136)

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

The Portfolio’s derivatives are not subject to a master netting arrangement, or another similar arrangement.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio's financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 3-year period and below the median for the past 1-, 5- and 10-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to monitor and report to the Board on the performance of the Portfolio. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward. The Board also noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were in line with the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica JPMorgan Tactical Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Legg Mason Dynamic Allocation - Balanced VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica Legg Mason Dynamic Allocation - Balanced VP
Service Class	$1,000.00	$1,053.10	$4.48	$1,020.40	$4.41	0.88%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Investment Companies	98.8%
Securities Lending Collateral	15.3
Repurchase Agreement	1.2
Purchased Options	0.4
Other Assets and Liabilities - Net	(15.7)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Legg Mason Dynamic Allocation - Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.8%
Capital Markets - 93.9%
iShares 20+ Year Treasury Bond ETF (A)	462,683	$ 52,523,774
iShares Core S&P 500 ETF (A)	923,489	181,927,333
iShares Core U.S. Aggregate Bond ETF (A)	278,632	30,482,341
iShares MSCI EAFE ETF (A)	401,284	27,435,787
SPDR S&P 500 ETF Trust (A)	190,296	37,244,733
Vanguard Total Bond Market ETF	2,354,584	193,593,896
Growth - Small Cap - 4.9%
Vanguard Small-Cap ETF	234,408	27,453,865

Total Investment Companies (cost $507,312,970)		550,661,729

	Contracts	Value
PURCHASED OPTIONS - 0.4%
Put Options - 0.4%
S&P 500 Index Index Value $1,500.00 Expires 06/19/2015	38	78,660
S&P 500 Index Index Value $1,525.00 Expires 06/19/2015	96	219,840
S&P 500 Index Index Value $1,550.00 Expires 06/19/2015	84	213,360
S&P 500 Index Index Value $1,550.00 Expires 12/19/2015	7	31,850
S&P 500 Index Index Value $1,575.00 Expires 06/19/2015	104	292,240
S&P 500 Index Index Value $1,600.00 Expires 06/19/2015	84	252,000
S&P 500 Index Index Value $1,600.00 Expires 12/19/2015	38	203,680
S&P 500 Index Index Value $1,625.00 Expires 06/19/2015	96	333,120
S&P 500 Index Index Value $1,625.00 Expires 12/19/2015	6	34,530
S&P 500 Index Index Value $1,650.00 Expires 06/19/2015	87	322,683

	Contracts	Value
Put Options (continued)
S&P 500 Index Index Value $1,650.00 Expires 12/19/2015	43	$ 269,180
S&P 500 Index Index Value $1,675.00 Expires 06/19/2015	8	33,520
S&P 500 Index Index Value $1,700.00 Expires 12/19/2015	16	118,080
S&P 500 Index Index Value $1,725.00 Expires 06/19/2015	4	20,400

Total Purchased Options (cost $4,333,883)		2,423,143

	Shares	Value
SECURITIES LENDING COLLATERAL - 15.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (B)	85,210,205	85,210,205

Total Securities Lending Collateral (cost $85,210,205)		85,210,205

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.01% (B), dated 06/30/2014, to be repurchased at $6,510,042 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $6,642,905.	$ 6,510,041	6,510,041

Total Repurchase Agreement (cost $6,510,041)		6,510,041

Total Investment Securities (cost $603,367,099) (C)		644,805,118
Other Assets and Liabilities - Net - (15.7)%		(87,718,094)

Net Assets - 100.0%		$ 557,087,024

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Investment Companies	$550,661,729	$—	$—	$550,661,729
Purchased Options	2,423,143	—	—	2,423,143
Securities Lending Collateral	85,210,205	—	—	85,210,205
Repurchase Agreement	—	6,510,041	—	6,510,041
Total Investment Securities	$638,295,077	$6,510,041	$—	$644,805,118

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Legg Mason Dynamic Allocation - Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $83,493,326. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at June 30, 2014.
(C)	Aggregate cost for federal income tax purposes is $603,367,099. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $43,348,759 and $1,910,740, respectively. Net unrealized appreciation for tax purposes is $41,438,019.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Legg Mason Dynamic Allocation - Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment securities, at value (cost: $596,857,058) (including securities loaned of $83,493,326)	$638,295,077
Repurchase agreement, at value (cost: $6,510,041)	6,510,041
Cash	860
Receivables:
Shares sold	2,297,774
Interest	1
Dividends	794,489
Securities lending income (net)	25,066
Prepaid expenses	4,275

Total assets	647,927,583

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	124
Investment securities purchased	5,235,164
Management and advisory fees	259,530
Distribution and service fees	113,208
Administration fees	11,321
Transfer agent fees	615
Trustees fees	424
Audit and tax fees	6,389
Legal fees	2,507
Printing and shareholder reports fees	375
Other	697
Collateral for securities on loan	85,210,205

Total liabilities	90,840,559

Net assets	$557,087,024

Net assets consist of:
Capital stock ($0.01 par value)	$475,935
Additional paid-in capital	512,405,729
Undistributed (distributions in excess of) net investment income (loss)	6,909,894
Undistributed (accumulated) net realized gain (loss)	(4,142,553)
Net unrealized appreciation (depreciation) on:
Investment securities	41,438,019

Net assets	$557,087,024

Shares outstanding	47,593,537

Net asset value and offering price per share	$11.71

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income	$5,001,394
Interest income	219
Securities lending income (net)	153,716

Total investment income	5,155,329

Expenses:
Management and advisory	1,320,926
Distribution and service	574,203
Administration	57,420
Transfer agent	3,057
Trustees	7,699
Audit and tax	8,853
Custody	25,564
Legal	6,333
Printing and shareholder reports	9,394
Other	13,971

Total expenses	2,027,420

Net investment income (loss)	3,127,909

Net realized gain (loss) on transactions from:
Investment securities	(2,976,503)

Net realized gain (loss)	(2,976,503)

Net change in unrealized appreciation (depreciation) on:
Investment securities	24,584,682

Net change in unrealized appreciation (depreciation)	24,584,682

Net realized and change in unrealized gain (loss)	21,608,179

Net increase (decrease) in net assets resulting from operations	$24,736,088

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Legg Mason Dynamic Allocation - Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$3,127,909	$3,784,232
Net realized gain (loss)	(2,976,503)	(1,325,337)
Net change in unrealized appreciation (depreciation)	24,584,682	16,917,235
Net increase (decrease) in net assets resulting from operations	24,736,088	19,376,130

Distributions to shareholders:
Net investment income	—	(506,426)
Net realized gains	—	(91,715)
Total distributions to shareholders	—	(598,141)

Capital share transactions:
Proceeds from shares sold	139,555,637	309,613,146
Dividends and distributions reinvested	—	598,141
Cost of shares redeemed	(693,292)	(9,309,748)
Net increase (decrease) in net assets resulting from capital share transactions	138,862,345	300,901,539
Net increase (decrease) in net assets	163,598,433	319,679,528

Net assets:
Beginning of period/year	393,488,591	73,809,063
End of period/year	$557,087,024	$393,488,591
Undistributed (distributions in excess of) net investment income (loss)	$6,909,894	$3,781,985

Share activity:
Shares issued	12,268,997	28,948,607
Shares issued-reinvested from dividends and distributions	—	56,589
Shares redeemed	(60,676)	(862,482)
Net increase (decrease) in shares outstanding	12,208,321	28,142,714

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Legg Mason Dynamic Allocation - Balanced VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	June 30, 2014 (unaudited)	December 31, 2013	December 31, 2012(A)
Net asset value
Beginning of period/year	$11.12	$10.19	$10.00
Investment operations
Net investment income (loss) (B) (C)	0.08	0.19	0.17
Net realized and unrealized gain (loss)	0.51	0.76	0.02
Total investment operations	0.59	0.95	0.19
Distributions
Net investment income	—	(0.02)	—
Net realized gains	—	—	(D)	—
Total distributions	—	(0.02)	—
Net asset value
End of period/year	$11.71	$11.12	$10.19
Total return (E)	5.31	%(F)	9.37%	1.90	%(F)
Net assets end of period/year (000’s)	$557,087	$393,489	$73,809
Ratio and supplemental data
Expenses to average net assets (G)	0.88	%(H)	0.90%	1.01	%(H)
Net investment income (loss) to average net assets (C)	1.36	%(H)	1.74%	2.51	%(H)
Portfolio turnover rate (I)	1	%(F)	2%	32	%(F)

(A)	Commenced operations on May 1, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies in which the portfolio invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies in which the portfolio invests.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Legg Mason Dynamic Allocation - Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Legg Mason Dynamic Allocation - Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers one class of shares: Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio; from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Legg Mason Dynamic Allocation - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

The underlying face amounts of open option contracts, if any, at June 30, 2014 are listed in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Legg Mason Dynamic Allocation - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Legg Mason Dynamic Allocation - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $350 million	0.580%
Over $350 million up to $750 million	0.560%
Over $750 million up to $1.5 billion	0.530%
Over $1.5 billion	0.510%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.77%	May 1, 2015

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Legg Mason Dynamic Allocation - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% of Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$147,201,978
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	4,734,514
U.S. Government	—

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at December 31, 2013	Ending number of positions at June 30, 2014	Average number of positions (A)
Purchased options and swaptions	9	14	10

(A)	Calculated based on positions held at each month end during the current period.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Legg Mason Dynamic Allocation - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Equity contracts	Total
Asset derivatives
Purchased options and swaptions, at value (A) (B)	$2,423,143	$2,423,143
Total gross amount of assets (C)	$2,423,143	$2,423,143

(A)	Included within Investment securities, at value.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Equity contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on purchased options and swaptions (A)	$(2,602,855)	$(2,602,855)
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options and swaptions (B)	110,066	110,066
Total	$(2,492,789)	$(2,492,789)

(A)	Included within Net realized gain (loss) on transactions from Investment securities.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.

The Portfolio’s derivatives are not subject to a master netting arrangement, or another similar arrangement.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Legg Mason Dynamic Allocation - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 7. (continued)

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Legg Mason Dynamic Allocation - Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Legg Mason Dynamic Allocation - Balanced VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and each of the following sub-advisers: Legg Mason Global Asset Allocation, LLC (as of June 30, 2014, to be called QS Legg Mason Global Asset Allocation, LLC) and Western Asset Management Company (each a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and each Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. The Trustees also considered information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Advisers present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to each Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and each Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for one of the Sub-Advisers and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fees. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Advisers are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Advisers’ performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Advisers have developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Advisers are based on services that are in addition to, rather than duplicative of, the services provided by the advisers to the underlying ETFs in which the Portfolio invests.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Legg Mason Dynamic Allocation - Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2013.

The Board noted that the performance of the Service Class of the Portfolio was below the median for its peer universe for the past 1-year period. The Board also noted that the performance of the Service Class of the Portfolio was below its composite benchmark for the past 1-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Advisers, the Board concluded that TAM and the Sub-Advisers are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fees and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Service Class of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Advisers under the Investment Advisory Agreement and Sub-Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser and are paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Legg Mason Dynamic Allocation - Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fees paid to the Sub-Advisers and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Advisers from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Advisers from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Advisers is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and each Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Legg Mason Dynamic Allocation - Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica Legg Mason Dynamic Allocation - Growth VP
Service Class	$1,000.00	$1,052.10	$4.63	$1,020.30	$4.56	0.91%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Legg Mason Dynamic Allocation - Growth VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Investment Companies	99.0%
Securities Lending Collateral	16.7
Repurchase Agreement	1.4
Purchased Options	0.6
Other Assets and Liabilities - Net	(17.7)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Legg Mason Dynamic Allocation - Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.0%
Capital Markets - 92.1%
iShares 20+ Year Treasury Bond ETF (A)	116,609	$ 13,237,454
iShares Core S&P 500 ETF (A)	582,416	114,735,952
iShares Core U.S. Aggregate Bond ETF	110,394	12,077,104
iShares MSCI EAFE ETF (A)	235,406	16,094,708
SPDR S&P 500 ETF Trust (A)	71,350	13,964,622
Vanguard Total Bond Market ETF	538,420	44,268,892
Growth - Small Cap - 6.9%
Vanguard Small-Cap ETF (A)	137,511	16,105,288

Total Investment Companies (cost $207,189,475)		230,484,020

	Contracts	Value
PURCHASED OPTIONS - 0.6%
Put Options - 0.6%
S&P 500 Index Index Value $1,500.00 Expires 06/19/2015	19	39,330
S&P 500 Index Index Value $1,525.00 Expires 06/19/2015	47	107,630
S&P 500 Index Index Value $1,550.00 Expires 06/19/2015	46	116,840
S&P 500 Index Index Value $1,550.00 Expires 12/19/2015	6	27,300
S&P 500 Index Index Value $1,575.00 Expires 06/19/2015	67	188,270
S&P 500 Index Index Value $1,600.00 Expires 06/19/2015	50	150,000
S&P 500 Index Index Value $1,600.00 Expires 12/19/2015	21	112,560
S&P 500 Index Index Value $1,625.00 Expires 06/19/2015	60	208,200
S&P 500 Index Index Value $1,625.00 Expires 12/19/2015	3	17,265
S&P 500 Index Index Value $1,650.00 Expires 06/19/2015	57	211,413

	Contracts	Value
Put Options (continued)
S&P 500 Index Index Value $1,650.00 Expires 12/19/2015	23	$ 143,980
S&P 500 Index Index Value $1,675.00 Expires 06/19/2015	3	12,570
S&P 500 Index Index Value $1,700.00 Expires 12/19/2015	11	81,180
S&P 500 Index Index Value $1,725.00 Expires 06/19/2015	2	10,200

Total Purchased Options (cost $2,547,014)		1,426,738

	Shares	Value
SECURITIES LENDING COLLATERAL - 16.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (B)	39,007,031	39,007,031

Total Securities Lending Collateral (cost $39,007,031)		39,007,031

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.01% (B), dated 06/30/2014, to be repurchased at $3,271,979 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $3,339,871.	$ 3,271,978	3,271,978

Total Repurchase Agreement (cost $3,271,978)		3,271,978

Total Investment Securities (cost $252,015,498) (C)		274,189,767
Other Assets and Liabilities - Net - (17.7)%		(41,320,239)

Net Assets - 100.0%		$ 232,869,528

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Investment Companies	$230,484,020	$—	$—	$230,484,020
Purchased Options	1,426,738	—	—	1,426,738
Securities Lending Collateral	39,007,031	—	—	39,007,031
Repurchase Agreement	—	3,271,978	—	3,271,978
Total Investment Securities	$270,917,789	$3,271,978	$—	$274,189,767

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Legg Mason Dynamic Allocation - Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $38,224,392. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at June 30, 2014.
(C)	Aggregate cost for federal income tax purposes is $252,015,498. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $23,294,545 and $1,120,276, respectively. Net unrealized appreciation for tax purposes is $22,174,269.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Legg Mason Dynamic Allocation - Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment securities, at value (cost: $248,743,520) (including securities loaned of $38,224,392)	$270,917,789
Repurchase agreement, at value (cost: $3,271,978)	3,271,978
Cash	634
Receivables:
Shares sold	315,853
Dividends	431,073
Securities lending income (net)	8,300
Prepaid expenses	1,616

Total assets	274,947,243

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	20,097
Investment securities purchased	2,874,940
Management and advisory fees	114,360
Distribution and service fees	47,650
Administration fees	4,765
Transfer agent fees	239
Trustees fees	177
Audit and tax fees	7,163
Legal fees	915
Printing and shareholder reports fees	139
Other	239
Collateral for securities on loan	39,007,031

Total liabilities	42,077,715

Net assets	$232,869,528

Net assets consist of:
Capital stock ($0.01 par value)	$189,120
Additional paid-in capital	210,081,545
Undistributed (distributions in excess of) net investment income (loss)	2,552,893
Undistributed (accumulated) net realized gain (loss)	(2,128,299)
Net unrealized appreciation (depreciation) on:
Investment securities	22,174,269

Net assets	$232,869,528

Shares outstanding	18,911,998

Net asset value and offering price per share	$12.31

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income	$2,066,446
Interest income	92
Securities lending income (net)	33,666

Total investment income	2,100,204

Expenses:
Management and advisory	576,316
Distribution and service	240,132
Administration	24,013
Transfer agent	1,271
Trustees	3,197
Audit and tax	7,956
Custody	13,619
Legal	2,584
Printing and shareholder reports	3,639
Other	5,752

Total expenses	878,479

Net investment income (loss)	1,221,725

Net realized gain (loss) on transactions from:
Investment securities	(1,657,800)

Net realized gain (loss)	(1,657,800)

Net change in unrealized appreciation (depreciation) on:
Investment securities	10,949,150

Net change in unrealized appreciation (depreciation)	10,949,150

Net realized and change in unrealized gain (loss)	9,291,350

Net increase (decrease) in net assets resulting from operations	$10,513,075

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Legg Mason Dynamic Allocation - Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$1,221,725	$1,346,791
Net realized gain (loss)	(1,657,800)	(535,711)
Net change in unrealized appreciation (depreciation)	10,949,150	11,162,493
Net increase (decrease) in net assets resulting from operations	10,513,075	11,973,573

Distributions to shareholders:
Net investment income	—	(177,173)
Net realized gains	—	(17,994)
Total distributions to shareholders	—	(195,167)

Capital share transactions:
Proceeds from shares sold	58,168,128	136,578,354
Dividends and distributions reinvested	—	195,167
Cost of shares redeemed	(461,463)	(6,900,753)

Net increase (decrease) in net assets resulting from capital share transactions	57,706,665	129,872,768
Net increase (decrease) in net assets	68,219,740	141,651,174

Net assets:
Beginning of period/year	164,649,788	22,998,614
End of period/year	$232,869,528	$164,649,788
Undistributed (distributions in excess of) net investment income (loss)	$2,552,893	$1,331,168

Share activity:
Shares issued	4,883,778	12,408,981
Shares issued-reinvested from dividends and distributions	—	17,856
Shares redeemed	(38,825)	(627,071)
Net increase (decrease) in shares outstanding	4,844,953	11,799,766

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Legg Mason Dynamic Allocation - Growth VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	June 30, 2014 (unaudited)	December 31, 2013	December 31, 2012 (A)
Net asset value
Beginning of period/year	$11.70	$10.14	$10.00
Investment operations
Net investment income (loss) (B) (C)	0.07	0.18	0.16
Net realized and unrealized gain (loss)	0.54	1.40	(0.02)
Total investment operations	0.61	1.58	0.14
Distributions
Net investment income	—	(0.02)	—
Net realized gains	—	—	(D)	—
Total distributions	—	(0.02)	—
Net asset value
End of period/year	$12.31	$11.70	$10.14
Total return (E)	5.21	%(F)	15.61%	1.40	%(F)
Net assets end of period/year (000’s)	$232,870	$164,650	$22,999
Ratio and supplemental data
Expenses to average net assets (G)
After (waiver/reimbursement) recapture	0.91	%(H)	0.96%	1.04	%(H)
Before (waiver/reimbursement) recapture	0.91	%(H)	0.94%	1.31	%(H)
Net investment income (loss) to average net assets (B)	1.27	%(H)	1.62%	2.46	%(H)
Portfolio turnover rate (I)	1	%(F)	3%	54	%(F)

(A)	Commenced operations on May 1, 2012.
(B)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(C)	Calculated based on average number of shares outstanding.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies in which the portfolio invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies in which the portfolio invests.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Legg Mason Dynamic Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Transamerica Legg Mason Dynamic Allocation - Growth VP (the “Portfolio”) is a series of TST. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products and is classified as diversified under the 1940 Act.

The Portfolio currently offers one class of shares: Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Legg Mason Dynamic Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

The underlying face amounts of open option contracts at June 30, 2014, if any, are listed in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Legg Mason Dynamic Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Legg Mason Dynamic Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $250 million	0.600%
Over $250 million up to $750 million	0.570%
Over $750 million up to $1 billion	0.540%
Over $1 billion up to $1.5 billion	0.530%
Over $1.5 billion	0.520%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.79%	May 1, 2015

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Legg Mason Dynamic Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there are no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% of Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$61,507,885
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	2,098,586
U.S. Government	—

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at December 31, 2013	Ending number of positions at June 30, 2014	Average number of positions (A)
Purchased options and swaptions	9	14	10

(A)	Calculated based on positions held at each month end during the current period.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Legg Mason Dynamic Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Equity contracts	Total
Asset derivatives
Purchased options and swaptions, at value (A) (B)	$1,426,738	$1,426,738
Total gross amount of assets (C)	$1,426,738	$1,426,738

(A)	Included within Investment securities, at value.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Equity contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on purchased options and swaptions (A)	$(1,514,530)	$(1,514,530)
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options and swaptions (B)	48,350	48,350
Total	$(1,466,180)	$(1,466,180)

(A)	Included within Net realized gain (loss) on transactions from Investment securities.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.

The Portfolio’s derivatives are not subject to a master netting arrangement, or another similar arrangement.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Legg Mason Dynamic Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 7. (continued)

investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Legg Mason Dynamic Allocation - Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Legg Mason Dynamic Allocation - Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (each agreement a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and each of the following sub-advisers: Legg Mason Global Asset Allocation, LLC (as of June 30, 2014, to be called QS Legg Mason Global Asset Allocation, LLC) and Western Asset Management Company (each a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and each Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. The Trustees also considered information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Advisers present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Advisers; TAM’s management oversight process; and the professional qualifications of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for one of the Sub-Advisers and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fees. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Advisers are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Advisers’ performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Advisers have developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Advisers are based on services that are in addition to, rather than duplicative of, the services provided by the advisers to the underlying ETFs in which the Portfolio invests.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Legg Mason Dynamic Allocation - Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2013.

The Board noted that the performance of the Service Class of the Portfolio was below the median for its peer universe for the past 1-year period. The Board also noted that the performance of the Service Class of the Portfolio was below its composite benchmark for the past 1-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Advisers, the Board concluded that TAM and each Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fees and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Service Class of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Advisers under the Investment Advisory Agreement and Sub-Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser and are paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Legg Mason Dynamic Allocation - Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fees paid to the Sub-Advisers and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Advisers from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Advisers from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Advisers is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and each Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Balanced Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica Madison Balanced Allocation VP
Service Class	$1,000.00	$1,047.70	$2.49	$1,022.40	$2.46	0.49%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Capital Markets	68.0%
U.S. Equity	14.0
Fixed Income	9.0
Inflation-Protected Securities	4.5
Tactical and Specialty	4.0
Repurchase Agreement	0.6
Other Assets and Liabilities - Net	(0.1)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.5%
Capital Markets - 68.0%
Madison Core Bond Fund (A)	1,777,568	$ 18,166,743
Madison Covered Call & Equity Income Fund (A)	208,941	2,110,299
Madison High Quality Bond Fund (A)	459,089	5,068,345
Madison International Stock Fund (A)	420,857	5,934,078
Madison Investors Fund (A)	309,076	7,597,078
Madison Large Capital Growth Fund (A)	148,221	3,373,518
Madison Large Capital Value Fund (A)	794,258	15,202,098
Fixed Income - 9.0%
Transamerica PIMCO Total Return VP (B)	645,461	7,597,078
Inflation-Protected Securities - 4.5%
Transamerica PIMCO Real Return TIPS VP (B)	370,591	3,794,847
Tactical and Specialty - 4.0%
Transamerica Bond (C)	309,485	3,376,479
U.S. Equity - 14.0%
Transamerica JPMorgan Enhanced Index VP (B)	403,028	7,593,051
Transamerica Systematic Small/Mid Cap Value VP (B)	169,434	4,234,154

Total Investment Companies (cost $80,279,479)		84,047,768

Principal	Value
REPURCHASE AGREEMENT - 0.6%

State Street Bank & Trust Co.
0.01% (D), dated 06/30/2014, to be repurchased at $524,518 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $537,943.

$ 524,517	$ 524,517

Total Repurchase Agreement (cost $524,517)	524,517

Total Investment Securities (cost $80,803,996) (E)	84,572,285
Other Assets and Liabilities - Net - (0.1)%	(88,168)

Net Assets - 100.0%	$ 84,484,117

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Investment Companies	$84,047,768	$—	$—	$84,047,768
Repurchase Agreement	—	524,517	—	524,517
Total Investment Securities	$84,047,768	$524,517	$—	$84,572,285

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The investment issuer is affiliated with the sub-adviser of the portfolio.
(B)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of the Transamerica Series Trust.
(C)	The portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(D)	Rate shown reflects the yield at June 30, 2014.
(E)	Aggregate cost for federal income tax purposes is $80,803,996. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $3,768,289.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Balanced Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Affiliated investment companies, at value (cost: $25,393,265)	$26,595,609
Non-affiliated investment companies, at value (cost: $54,886,214)	57,452,159
Repurchase agreement, at value (cost: $524,517)	524,517
Receivables:
Shares sold	55,511
Investment securities sold	24,404
Dividends	84,933
Prepaid expenses	741

Total assets	84,737,874

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	211,753
Management and advisory fees	10,482
Distribution and service fees	17,470
Administration fees	1,747
Transfer agent fees	116
Trustees fees	69
Audit and tax fees	7,038
Custody fees	1,893
Legal fees	530
Printing and shareholder reports fees	2,461
Other	198

Total liabilities	253,757

Net assets	$84,484,117

Net assets consist of:
Capital stock ($0.01 par value)	$69,926
Additional paid-in capital	75,150,153
Undistributed (distributions in excess of) net investment income (loss)	721,339
Undistributed (accumulated) net realized gain (loss)	4,774,410
Net unrealized appreciation (depreciation) on:
Investment companies	3,768,289

Net assets	$84,484,117

Shares outstanding	6,992,591

Net asset value and offering price per share	$12.08

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income	$335,703
Interest income	27

Total investment income	335,730

Expenses:
Management and advisory	53,985
Distribution and service	89,975
Administration	8,997
Transfer agent	498
Trustees	1,227
Audit and tax	7,047
Custody	10,720
Legal	1,081
Printing and shareholder reports	1,488
Other	2,364

Total expenses	177,382

Net investment income (loss)	158,348

Net realized gain (loss) on transactions from:
Investment companies	1,286,527

Net realized gain (loss)	1,286,527

Net change in unrealized appreciation (depreciation) on:
Investment companies	2,156,070

Net change in unrealized appreciation (depreciation)	2,156,070

Net realized and change in unrealized gain (loss)	3,442,597

Net increase (decrease) in net assets resulting from operations	$3,600,945

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Balanced Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$158,348	$564,002
Net realized gain (loss)	1,286,527	3,658,065
Net change in unrealized appreciation (depreciation)	2,156,070	1,284,519
Net increase (decrease) in net assets resulting from operations	3,600,945	5,506,586

Distributions to shareholders:
Net investment income	—	(483,058)
Net realized gains	—	(719,620)
Total distributions to shareholders	—	(1,202,678)

Capital share transactions:
Proceeds from shares sold	17,122,981	30,815,079
Dividends and distributions reinvested	—	1,202,678
Cost of shares redeemed	(797,778)	(851,455)
Net increase (decrease) in net assets resulting from capital share transactions	16,325,203	31,166,302
Net increase (decrease) in net assets	19,926,148	35,470,210

Net assets:
Beginning of period/year	64,557,969	29,087,759
End of period/year	$84,484,117	$64,557,969
Undistributed (distributions in excess of) net investment income (loss)	$721,339	$562,991

Share activity:
Shares issued	1,461,859	2,780,528
Shares issued-reinvested from dividends and distributions	—	111,359
Shares redeemed	(68,930)	(76,278)
Net increase (decrease) in shares outstanding	1,392,929	2,815,609

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Balanced Allocation VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011 (A)
Net asset value
Beginning of period/year	$11.53		$10.45	$9.73	$10.00
Investment operations
Net investment income (loss) (B) (C)	0.03		0.14	0.25	0.28
Net realized and unrealized gain (loss)	0.52		1.22	0.57	(0.55)
Total investment operations	0.55		1.36	0.82	(0.27)
Distributions
Net investment income	—		(0.11)	(0.05)	—
Net realized gains	—		(0.17)	(0.05)	—
Total distributions	—		(0.28)	(0.10)	—
Net asset value
End of period/year	$12.08		$11.53	$10.45	$9.73
Total return (D)	4.77	%(E)	13.24%	8.41%	(2.70	)%(E)
Net assets end of period/year (000’s)	$84,484		$64,558	$29,088	$10,975
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	0.49	%(G)	0.58%	0.60%	0.60	%(G)
Before (waiver/reimbursement) recapture	0.49	%(G)	0.52%	0.62%	1.28	%(G)
Net investment income (loss) to average net assets (C)	0.44	%(G)	1.28%	2.41%	4.37	%(G)
Portfolio turnover rate (H)	49	%(E)	139%	56%	21	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(D)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies in which the portfolio invests.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Madison Balanced Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers one class of shares: Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio; from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2014.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

The table below shows the Portfolio’s transactions in and earnings from investments in affiliates of TAM the period ended June 30, 2014:

Beginning Balance at December 31, 2013	$ 17,665,367
Purchases, at cost	23,143,511
Proceeds from sales	(15,431,937)
Net realized gain (loss) from investments in affiliated investment companies	986,773
Net change in unrealized appreciation (depreciation) on investments in affiliated investment companies	231,895
Ending Balance at June 30, 2014	$ 26,595,609
Percent of Net Assets	31.48%
Receivables: Investment securities sold	$11,148
Receivables: Dividends	—
Payables: Investment securities purchased	54,359
Dividend income from affiliated investment companies	52,010
Distributions from investments in affiliated investment companies	—
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	$1,202,344

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.150% of ANA

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.35%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There were no additional amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% of Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$51,611,337
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	35,612,549
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Balanced Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Madison Balanced Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Madison Asset Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the advisers to the underlying ETFs in which the Portfolio invests.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Balanced Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Service Class of the Portfolio was in line with the median for its peer universe for the past 1-year period. The Board also noted that the performance of the Service Class of the Portfolio was below its composite benchmark for the past 1-year period. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to monitor and report to the Board on the performance of the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was in line with the median for its peer group and below the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Service Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Balanced Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Conservative Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica Madison Conservative Allocation VP
Service Class	$1,000.00	$1,040.80	$2.53	$1,022.30	$2.51	0.50%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Capital Markets	68.0%
Fixed Income	16.0
Inflation-Protected Securities	6.0
Tactical and Specialty	5.0
U.S. Equity	4.5
Repurchase Agreement	0.5
Other Assets and Liabilities - Net	(0.0)*
Total	100.0%

*	Percentage rounds to less than 0.1%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.5%
Capital Markets - 68.0%
Madison Core Bond Fund (A)	1,580,890	$ 16,156,691
Madison Covered Call & Equity Income Fund (A)	177,278	1,790,508
Madison High Quality Bond Fund (A)	1,040,392	11,485,926
Madison International Stock Fund (A)	204,402	2,882,064
Madison Investors Fund (A)	175,190	4,306,170
Madison Large Capital Growth Fund (A)	62,983	1,433,485
Madison Large Capital Value Fund (A)	562,579	10,767,763
Fixed Income - 16.0%
Transamerica PIMCO Total Return VP (B)	975,165	11,477,692
Inflation-Protected Securities - 6.0%
Transamerica PIMCO Real Return TIPS VP (B)	419,916	4,299,943
Tactical and Specialty - 5.0%
Transamerica Bond (C)	328,761	3,586,779
U.S. Equity - 4.5%
Transamerica JPMorgan Enhanced Index VP (B)	76,054	1,432,855
Transamerica Systematic Small/Mid Cap Value VP (B)	71,995	1,799,149

Total Investment Companies (cost $69,142,568)		71,419,025

Principal	Value
REPURCHASE AGREEMENT - 0.5%

State Street Bank & Trust Co.
0.01% (D), dated 06/30/2014, to be repurchased at $369,011 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/01/2033, and with a value of $380,991.

$ 369,011	$ 369,011

Total Repurchase Agreement (cost $369,011)	369,011

Total Investment Securities (cost $69,511,579) (E)	71,788,036
Other Assets and Liabilities - Net - (0.0)% (F)	(25,887)

Net Assets - 100.0%	$ 71,762,149

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Investment Companies	$71,419,025	$—	$—	$71,419,025
Repurchase Agreement	—	369,011	—	369,011
Total Investment Securities	$71,419,025	$369,011	$—	$71,788,036

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The investment issuer is affiliated with the sub-adviser of the portfolio.
(B)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of the Transamerica Series Trust.
(C)	The portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(D)	Rate shown reflects the yield at June 30, 2014.
(E)	Aggregate cost for federal income tax purposes is $69,511,579. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $2,276,457.
(F)	Percentage rounds to less than 0.1%.
(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Conservative Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Affiliated investment companies, at value (cost: $21,830,417)	$22,596,418
Non-affiliated investment companies, at value (cost: $47,312,151)	48,822,607
Repurchase agreement, at value (cost: $369,011)	369,011
Receivables:
Shares sold	22,296
Investment securities sold	37,110
Dividends	85,326
Prepaid expenses	816

Total assets	71,933,584

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	133,002
Management and advisory fees	9,003
Distribution and service fees	15,004
Administration fees	1,500
Transfer agent fees	149
Trustees fees	61
Audit and tax fees	7,106
Custody fees	1,941
Legal fees	706
Printing and shareholder reports fees	2,736
Other	227

Total liabilities	171,435

Net assets	$71,762,149

Net assets consist of:
Capital stock ($0.01 par value)	$62,443
Additional paid-in capital	65,672,467
Undistributed (distributions in excess of) net investment income (loss)	1,120,094
Undistributed (accumulated) net realized gain (loss)	2,630,688
Net unrealized appreciation (depreciation) on:
Investment companies	2,276,457

Net assets	$71,762,149

Shares outstanding	6,244,326

Net asset value and offering price per share	$11.49

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income	$358,664
Interest income	21

Total investment income	358,685

Expenses:
Management and advisory	49,995
Distribution and service	83,325
Administration	8,332
Transfer agent	495
Trustees	1,148
Audit and tax	7,003
Custody	10,825
Legal	1,159
Printing and shareholder reports	1,612
Other	2,342

Total expenses	166,236

Net investment income (loss)	192,449

Net realized gain (loss) on transactions from:
Investment securities	880,036

Net realized gain (loss)	880,036

Net change in unrealized appreciation (depreciation) on:
Investment companies	1,687,673

Net change in unrealized appreciation (depreciation)	1,687,673

Net realized and change in unrealized gain (loss)	2,567,709

Net increase (decrease) in net assets resulting from operations	$2,760,158

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Conservative Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$192,449	$928,649
Net realized gain (loss)	880,036	1,825,007
Net change in unrealized appreciation (depreciation)	1,687,673	485,238
Net increase (decrease) in net assets resulting from operations	2,760,158	3,238,894

Distributions to shareholders:
Net investment income	—	(625,611)
Net realized gains	—	(462,062)
Total distributions to shareholders	—	(1,087,673)

Capital share transactions:
Proceeds from shares sold	7,174,751	28,493,206
Dividends and distributions reinvested	—	1,087,673
Cost of shares redeemed	(2,262,720)	(3,172,971)
Net increase (decrease) in net assets resulting from capital share transactions	4,912,031	26,407,908
Net increase (decrease) in net assets	7,672,189	28,559,129

Net assets:
Beginning of period/year	64,089,960	35,530,831
End of period/year	$71,762,149	$64,089,960
Undistributed (distributions in excess of) net investment income (loss)	$1,120,094	$927,645

Share activity:
Shares issued	639,941	2,629,476
Shares issued-reinvested from dividends and distributions	—	103,195
Shares redeemed	(201,664)	(294,722)
Net increase (decrease) in shares outstanding	438,277	2,437,949

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Conservative Allocation VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011(A)
Net asset value
Beginning of period/year	$11.04		$10.55	$9.97	$10.00
Investment operations
Net investment income (loss) (B) (C)	0.03		0.20	0.33	0.25
Net realized and unrealized gain (loss)	0.42		0.50	0.31	(0.28)
Total investment operations	0.45		0.70	0.64	(0.03)
Distributions
Net investment income	—		(0.12)	(0.04)	—
Net realized gains	—		(0.09)	(0.02)	—
Total distributions	—		(0.21)	(0.06)	—
Net asset value
End of period/year	$11.49		$11.04	$10.55	$9.97
Total return (D)	4.08	%(E)	6.76%	6.43%	(0.30	)%(E)
Net assets end of period/year (000’s)	$71,762		$64,090	$35,531	$8,159
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	0.50	%(G)	0.56%	0.60%	0.60	%(G)
Before (waiver/reimbursement) recapture	0.50	%(G)	0.51%	0.62%	1.32	%(G)
Net investment income (loss) to average net assets (C)	0.58	%(G)	1.87%	3.10%	3.79	%(G)
Portfolio turnover rate (H)	47	%(E)	141%	50%	30	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(D)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies in which the portfolio invests.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Madison Conservative Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers one class of shares: Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio; from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2014.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The table below shows the Portfolio’s transactions in and earnings from investments in affiliates of TAM the period ended June 30, 2014:

Beginning Balance at December 31, 2013	$ 17,507,650
Purchases, at cost	16,088,759
Proceeds from sales	(11,968,140)
Net realized gain (loss) from investments in affiliated investment companies	306,968
Net change in unrealized appreciation (depreciation) on investments in affiliated investment companies	661,181
Ending Balance at June 30, 2014	$ 22,596,418
Percent of Net Assets	31.49%
Receivables: Investment securities sold	$7,098
Receivables: Dividends	—
Payables: Investment securities purchased	22,116
Dividend income from affiliated investment companies	65,378
Distributions from investments in affiliated investment companies	—
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	$766,002

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.150% of ANA

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.35%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% of Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$36,271,360
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	31,458,033
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Conservative Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Madison Conservative Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Madison Asset Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the advisers to the underlying ETFs in which the Portfolio invests.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Conservative Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Service Class of the Portfolio was below the median for its peer universe for the past 1-year period. The Board also noted that the performance of the Service Class of the Portfolio was below its composite benchmark for the past 1-year period. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to monitor and report to the Board on the performance of the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was in line with the median for its peer group and below the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Service Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Conservative Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Diversified Income VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio
Transamerica Madison Diversified Income VP
Service Class	$1,000.00	$1,039.20	$5.51	$1,019.40	$5.46	1.09%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	39.9%
U.S. Government Obligations	25.8
Securities Lending Collateral	21.1
Corporate Debt Securities	20.8
U.S. Government Agency Obligations	7.9
Repurchase Agreement	3.7
Asset-Backed Securities	1.2
Municipal Government Obligation	0.3
Mortgage-Backed Security	0.2
Other Assets and Liabilities - Net	(20.9)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 25.8%
U.S. Treasury Bond
2.75%, 08/15/2042 - 11/15/2042	$ 900,000	$ 804,250
4.38%, 05/15/2041	400,000	480,875
U.S. Treasury Note
1.00%, 09/30/2016	2,400,000	2,423,251
1.38%, 06/30/2018 - 12/31/2018	4,800,000	4,789,734
1.63%, 08/15/2022	1,000,000	949,375
2.00%, 11/15/2021 - 02/15/2023	2,700,000	2,645,548
2.38%, 10/31/2014 - 06/30/2018	6,000,000	6,186,680
3.13%, 10/31/2016 - 05/15/2021	6,400,000	6,815,600

Total U.S. Government Obligations (cost $25,255,592)		25,095,313

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.9%
Fannie Mae
2.00%, 06/28/2027 (A)	200,000	197,727
3.00%, 05/01/2027 - 03/01/2043	1,633,354	1,636,581
3.50%, 08/01/2026 - 10/01/2042	1,140,319	1,187,647
4.00%, 01/01/2041 - 10/01/2041	1,101,970	1,171,837
4.50%, 03/01/2039 - 03/01/2041	49,037	53,135
5.00%, 07/01/2035	15,905	17,709
Freddie Mac
3.00%, 08/01/2027 - 04/01/2043	1,682,120	1,681,969
3.50%, 06/01/2042 - 09/01/2042	1,089,282	1,121,104
4.00%, 09/01/2040 - 10/01/2041	203,485	215,862
4.50%, 11/01/2039	17,084	18,498
Ginnie Mae
3.50%, 12/15/2042	265,931	277,056
4.00%, 12/15/2039	29,729	31,807
4.50%, 08/15/2040	33,171	36,242

Total U.S. Government Agency Obligations (cost $7,739,527)		7,647,174

MORTGAGE-BACKED SECURITY - 0.2%
Morgan Stanley Capital I Trust Series 2005-IQ10, Class A4A 5.23%, 09/15/2042 (B)	212,277	219,513

Total Mortgage-Backed Security (cost $221,598)		219,513

ASSET-BACKED SECURITIES - 1.2%
CNH Equipment Trust Series 2014-A, Class A3 0.84%, 05/15/2019	175,000	174,909
Ford Credit Auto Owner Trust Series 2014-A, Class A3 0.79%, 05/15/2018	225,000	225,503
Mercedes-Benz Auto Lease Trust Series 2014-A, Class A4 0.90%, 12/16/2019	325,000	325,795
Santander Drive Auto Receivables Trust Series 2013-3, Class B 1.19%, 05/15/2018	125,000	125,411
Volkswagen Auto Lease Trust Series 2014-A, Class A3 0.80%, 04/20/2017	150,000	150,270
Volvo Financial Equipment LLC Series 2014-1A, Class A3 0.82%, 04/16/2018 - 144A	125,000	125,107

Total Asset-Backed Securities (cost $1,125,302)		1,126,995

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATION - 0.3%
City of Jacksonville, FL (Revenue Bonds) Series A 5.00%, 10/01/2029	$ 250,000	$ 277,610

Total Municipal Government Obligation (cost $258,192)		277,610

CORPORATE DEBT SECURITIES - 20.8%
Automobiles - 0.5%
Nissan Motor Acceptance Corp. 2.65%, 09/26/2018 - 144A	450,000	461,815
Beverages - 0.6%
Coca-Cola Co. 5.35%, 11/15/2017	475,000	539,644
Capital Markets - 0.3%
Goldman Sachs Group, Inc. 2.63%, 01/31/2019	250,000	253,398
Commercial Banks - 2.8%
Fifth Third Bancorp 2.30%, 03/01/2019	300,000	301,564
Huntington National Bank 2.20%, 04/01/2019	400,000	400,529
JPMorgan Chase & Co. 1.80%, 01/25/2018	400,000	401,933
KeyCorp, Series MTN 5.10%, 03/24/2021	500,000	566,552
U.S. Bancorp, Series MTN 1.95%, 11/15/2018	500,000	503,292
Wells Fargo & Co., Series MTN 3.50%, 03/08/2022	500,000	516,813
Computers & Peripherals - 0.9%
Apple, Inc. 2.40%, 05/03/2023	450,000	425,110
EMC Corp. 2.65%, 06/01/2020	425,000	428,478
Consumer Finance - 1.1%
American Express Credit Corp., Series MTN 1.75%, 06/12/2015	450,000	455,707
Capital One Financial Corp. 2.45%, 04/24/2019	200,000	201,876
John Deere Capital Corp., Series MTN 1.40%, 03/15/2017	425,000	430,636
Diversified Financial Services - 0.5%
General Electric Capital Corp. 2.90%, 01/09/2017	500,000	523,022
Diversified Telecommunication Services - 0.9%
AT&T, Inc. 3.00%, 02/15/2022	400,000	398,210
Verizon Communications, Inc. 5.15%, 09/15/2023	425,000	475,615
Electrical Equipment - 0.2%
Emerson Electric Co. 5.00%, 04/15/2019	175,000	197,481
Energy Equipment & Services - 0.4%
Enterprise Products Operating LLC 5.20%, 09/01/2020	300,000	342,503
Food & Staples Retailing - 2.1%
Costco Wholesale Corp. 5.50%, 03/15/2017	475,000	532,042

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Food & Staples Retailing (continued)
CVS Caremark Corp. 4.13%, 05/15/2021	$ 550,000	$ 594,343
Wal-Mart Stores, Inc. 3.25%, 10/25/2020 (C)	400,000	420,049
Walgreen Co. 5.25%, 01/15/2019	450,000	510,613
Food Products - 0.3%
Kraft Foods Group, Inc. 3.50%, 06/06/2022	250,000	256,691
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc. 1.85%, 06/15/2018	425,000	425,650
Stryker Corp. 2.00%, 09/30/2016	300,000	307,724
Health Care Providers & Services - 0.5%
UnitedHealth Group, Inc. 2.88%, 03/15/2023 (C)	500,000	490,491
Industrial Conglomerates - 0.5%
Danaher Corp. 3.90%, 06/23/2021	425,000	456,516
Insurance - 0.2%
Marsh & McLennan Cos., Inc., Series MTN 2.55%, 10/15/2018	225,000	229,966
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. 1.20%, 11/29/2017	425,000	422,440
Internet Software & Services - 0.4%
eBay, Inc. 1.35%, 07/15/2017 (C)	425,000	427,000
Machinery - 0.6%
Caterpillar, Inc. 3.90%, 05/27/2021	500,000	540,720
Media - 1.4%
Comcast Corp. 5.15%, 03/01/2020	475,000	544,327
Time Warner, Inc. 4.75%, 03/29/2021	500,000	554,423
Walt Disney Co., Series MTN 1.10%, 12/01/2017	300,000	298,585
Metals & Mining - 0.4%
Glencore Funding LLC 3.13%, 04/29/2019 - 144A	260,000	265,148
Rio Tinto Finance USA PLC 2.25%, 12/14/2018 (C)	150,000	152,904
Multiline Retail - 0.5%
Target Corp. 2.90%, 01/15/2022 (C)	500,000	501,816
Oil, Gas & Consumable Fuels - 1.7%
ConocoPhillips 5.75%, 02/01/2019	450,000	523,939
Energy Transfer Partners, LP 4.15%, 10/01/2020	200,000	211,445
Marathon Oil Corp. 6.00%, 10/01/2017	375,000	428,727
Plains Exploration & Production Co. 6.75%, 02/01/2022	250,000	284,063
Williams Cos., Inc. 4.55%, 06/24/2024	250,000	252,475

	Principal	Value
Pharmaceuticals - 0.6%
AbbVie, Inc. 2.00%, 11/06/2018	$ 425,000	$ 424,474
Pfizer, Inc. 5.35%, 03/15/2015	200,000	206,879
Real Estate Investment Trusts - 0.7%
Health Care REIT, Inc. 4.50%, 01/15/2024	200,000	210,734
Simon Property Group, LP 3.38%, 03/15/2022	500,000	514,928
Road & Rail - 0.4%
Norfolk Southern Corp. 3.25%, 12/01/2021	400,000	410,144
Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp.
1.95%, 10/01/2016	200,000	205,227
3.30%, 10/01/2021	425,000	440,077
Software - 0.4%
Microsoft Corp. 3.00%, 10/01/2020 (C)	400,000	417,734

Total Corporate Debt Securities (cost $20,128,011)		20,286,472

	Shares	Value
COMMON STOCKS - 39.9%
Aerospace & Defense - 1.8%
Boeing Co. (C)	5,082	$ 646,583
United Technologies Corp.	9,505	1,097,352
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. - Class B (C)	10,348	1,062,326
Beverages - 2.5%
Coca-Cola Co. (C)	12,121	513,445
Diageo PLC - ADR	5,091	647,932
PepsiCo, Inc.	14,457	1,291,588
Biotechnology - 0.5%
Amgen, Inc.	3,900	461,643
Capital Markets - 1.0%
Bank of New York Mellon Corp. (C)	13,703	513,589
Northern Trust Corp. (C)	7,258	466,036
Chemicals - 0.5%
Praxair, Inc. (C)	3,300	438,372
Commercial Banks - 3.6%
BB&T Corp. (C)	16,340	644,286
M&T Bank Corp. (C)	4,570	566,908
U.S. Bancorp - Class A (C)	25,286	1,095,390
Wells Fargo & Co.	21,992	1,155,900
Commercial Services & Supplies - 0.4%
Waste Management, Inc. (C)	8,844	395,592
Communications Equipment - 1.1%
QUALCOMM, Inc.	13,990	1,108,008
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	16,800	822,024
Energy Equipment & Services - 1.4%
Ensco PLC - Class A (C)	7,900	439,003
National Oilwell Varco, Inc.	5,000	411,750
Schlumberger, Ltd. (C)	4,200	495,390
Food & Staples Retailing - 0.4%
Wal-Mart Stores, Inc.	5,306	398,321
Food Products - 1.1%
Nestle SA - ADR	13,749	1,067,885

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc. (C)	9,200	$ 665,160
Medtronic, Inc. (C)	16,606	1,058,799
Hotels, Restaurants & Leisure - 1.5%
McDonald’s Corp.	14,307	1,441,287
Household Products - 1.3%
Procter & Gamble Co.	16,010	1,258,226
Industrial Conglomerates - 0.6%
3M Co. (C)	4,196	601,035
Insurance - 3.0%
MetLife, Inc.	12,200	677,832
PartnerRe, Ltd. (C)	6,871	750,382
Travelers Cos., Inc. (C)	16,001	1,505,214
IT Services - 1.5%
Accenture PLC - Class A (C)	10,500	848,820
Automatic Data Processing, Inc. (C)	7,760	615,213
Machinery - 0.4%
Deere & Co. (C)	4,750	430,112
Media - 1.4%
Omnicom Group, Inc. (C)	5,503	391,924
Time Warner, Inc.	14,421	1,013,075
Oil, Gas & Consumable Fuels - 4.6%
Chevron Corp. (C)	12,659	1,652,632
ConocoPhillips (C)	9,046	775,514
Exxon Mobil Corp.	13,690	1,378,309
Occidental Petroleum Corp.	6,357	652,419
Pharmaceuticals - 4.3%
Johnson & Johnson	13,334	1,395,003
Merck & Co., Inc. (C)	17,211	995,656
Novartis AG - ADR	4,907	444,231
Pfizer, Inc.	45,273	1,343,703
Semiconductors & Semiconductor Equipment - 1.6%
Intel Corp. (C)	16,067	496,470
Linear Technology Corp. (C)	11,346	534,056

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc. (C)	10,985	$ 536,178
Software - 1.7%
Microsoft Corp.	29,900	1,246,830
Oracle Corp.	10,940	443,398

Total Common Stocks (cost $31,597,476)		38,890,801

SECURITIES LENDING COLLATERAL - 21.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (D)	20,573,821	20,573,821

Total Securities Lending Collateral (cost $20,573,821)		20,573,821

	Principal	Value
REPURCHASE AGREEMENT - 3.7%
State Street Bank & Trust Co. 0.01% (D), dated 06/30/2014, to be repurchased at $3,601,399 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/01/2033, and with a value of $3,673,502.	$ 3,601,398	3,601,398

Total Repurchase Agreement (cost $3,601,398)		3,601,398

Total Investment Securities (cost $110,500,917) (E)		117,719,097
Other Assets and Liabilities - Net - (20.9)%		(20,385,102)

Net Assets - 100.0%		$ 97,333,995

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$25,095,313	$—	$25,095,313
U.S. Government Agency Obligations	—	7,647,174	—	7,647,174
Mortgage-Backed Security	—	219,513	—	219,513
Asset-Backed Securities	—	1,126,995	—	1,126,995
Municipal Government Obligation	—	277,610	—	277,610
Corporate Debt Securities	—	20,286,472	—	20,286,472
Common Stocks	38,890,801	—	—	38,890,801
Securities Lending Collateral	20,573,821	—	—	20,573,821
Repurchase Agreement	—	3,601,398	—	3,601,398
Total Investment Securities	$59,464,622	$58,254,475	$—	$117,719,097

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of June 30, 2014. Maturity date disclosed is the ultimate maturity date.
(B)	Floating or variable rate note. Rate is listed as of June 30, 2014.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $20,138,769. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rate shown reflects the yield at June 30, 2014.
(E)	Aggregate cost for federal income tax purposes is $110,500,917. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $7,668,672 and $450,492, respectively. Net unrealized appreciation for tax purposes is $7,218,180.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities aggregated $852,070, or 0.88% of the portfolio’s net assets.
ADR	American Depositary Receipt
MTN	Medium Term Note

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Diversified Income VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment securities, at value (cost: $106,899,519) (including securities loaned of $20,138,769)	$114,117,699
Repurchase agreement, at value (cost: $3,601,398)	3,601,398
Receivables:
Shares sold	49,777
Investment securities sold	729,619
Interest	283,341
Dividends	48,351
Dividend reclaims	625
Securities lending income (net)	2,700
Prepaid expenses	1,333

Total assets	118,834,843

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	829,108
Management and advisory fees	61,498
Distribution and service fees	20,499
Administration fees	2,050
Transfer agent fees	213
Trustees fees	84
Audit and tax fees	7,816
Legal fees	1,036
Printing and shareholder reports fees	4,386
Other	337
Collateral for securities on loan	20,573,821

Total liabilities	21,500,848

Net assets	$97,333,995

Net assets consist of:
Capital stock ($0.01 par value)	$79,803
Additional paid-in capital	86,712,827
Undistributed (distributions in excess of) net investment income (loss)	1,184,606
Undistributed (accumulated) net realized gain (loss)	2,138,579
Net unrealized appreciation (depreciation) on:
Investment securities	7,218,180

Net assets	$97,333,995

Shares outstanding	7,980,297

Net asset value and offering price per share	$12.20

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income (net of withholding taxes on foreign dividends of $5,204)	$507,780
Interest income	489,080
Securities lending income (net)	10,344

Total investment income	1,007,204

Expenses:
Management and advisory	337,488
Distribution and service	112,496
Administration	11,249
Transfer agent	668
Trustees	1,557
Audit and tax	7,717
Custody	12,503
Legal	1,607
Printing and shareholder reports	3,050
Other	3,129

Total expenses	491,464

Net investment income (loss)	515,740

Net realized gain (loss) on transactions from:
Investment securities	1,027,018

Net realized gain (loss)	1,027,018

Net change in unrealized appreciation (depreciation) on:
Investment securities	1,974,092

Net change in unrealized appreciation (depreciation)	1,974,092

Net realized and change in unrealized gain (loss)	3,001,110

Net increase (decrease) in net assets resulting from operations	$3,516,850

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Diversified Income VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$515,740	$651,269
Net realized gain (loss)	1,027,018	1,138,922
Net change in unrealized appreciation (depreciation)	1,974,092	3,953,233
Net increase (decrease) in net assets resulting from operations	3,516,850	5,743,424

Distributions to shareholders:
Net investment income	—	(245,908)
Net realized gains	—	(49,333)
Total distributions to shareholders	—	(295,241)

Capital share transactions:
Proceeds from shares sold	8,708,885	39,836,835
Dividends and distributions reinvested	—	295,241
Cost of shares redeemed	(945,369)	(6,048,159)

Net increase (decrease) in net assets resulting from capital share transactions	7,763,516	34,083,917
Net increase (decrease) in net assets	11,280,366	39,532,100

Net assets:
Beginning of period/year	86,053,629	46,521,529
End of period/year	$97,333,995	$86,053,629
Undistributed (distributions in excess of) net investment income (loss)	$1,184,606	$668,866

Share activity:
Shares issued	732,619	3,516,157
Shares issued-reinvested from dividends and distributions	—	26,220
Shares redeemed	(79,902)	(525,291)
Net increase (decrease) in shares outstanding	652,717	3,017,086

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Diversified Income VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	June 30, 2014 (unaudited)	December 31, 2013	December 31, 2012	December 31, 2011 (A)
Net asset value
Beginning of period/year	$11.74	$10.79	$10.22	$10.00
Investment operations (B)
Net investment income (loss)	0.07	0.11	0.09	0.05
Net realized and unrealized gain (loss)	0.39	0.88	0.49	0.17
Total investment operations	0.46	0.99	0.58	0.22
Distributions
Net investment income	—	(0.04)	(0.01)	—
Net realized gains	—	–	(C)	–	(C)	—
Total distributions	—	(0.04)	(0.01)	—
Net asset value
End of period/year	$12.20	$11.74	$10.79	$10.22
Total return (D)	3.92	%(E)	9.22%	5.66%	2.20	%(E)
Net assets end of period/year (000’s)	$97,334	$86,054	$46,522	$12,559
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.09	%(F)	1.11%	1.26%	1.35	%(F)
Before (waiver/reimbursement) recapture	1.09	%(F)	1.11%	1.19%	1.93	%(F)
Net investment income (loss) to average net assets	1.15	%(F)	0.94%	0.83%	0.69	%(F)
Portfolio turnover rate	10	%(E)	12%	21%	16	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Madison Diversified Income VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers one class of shares: Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2014.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage passthroughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage passthroughs include TBA securities and mortgage passthrough certificates. Generally, TBA securities and mortgage passthroughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.750% of ANA

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
1.01%	May 1, 2015

Prior to May 1, 2014, the expense limit was 1.10%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% of Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$12,000,810
U.S. Government	3,555,290

Proceeds from maturities and sales of securities:
Long-term	6,233,355
U.S. Government	2,105,573

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Diversified Income VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Madison Diversified Income VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Madison Asset Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Service Class of the Portfolio was in line with the median for its peer universe for the past 1-year period. The Board also noted that the performance of the Service Class of the Portfolio was below its composite benchmark for the past 1-year period. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Diversified Income VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Service Class of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Madison Diversified Income VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Market Participation Strategy VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica Market Participation Strategy VP
Service Class	$1,000.00	$1,015.80	$4.85	$1,020.00	$4.86	0.97%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
U.S. Government Obligations	43.2%
U.S. Government Agency Obligations	27.2
Securities Lending Collateral	18.5
Purchased Options	16.9
Repurchase Agreement	9.6
Foreign Government Obligation	3.8
Short-Term U.S. Government Obligation	0.2
Other Assets and Liabilities - Net ^	(19.4)
Total	100.0%

^	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 43.2%
U.S. Treasury STRIPS
Zero Coupon, 08/15/2015 - 02/15/2018 (A)	$ 52,460,000	$ 51,150,850
Zero Coupon, 02/15/2016 - 08/15/2024	90,080,000	83,719,846

Total U.S. Government Obligations (cost $134,714,488)		134,870,696

U.S. GOVERNMENT AGENCY OBLIGATIONS - 27.2%
Fannie Mae
0.50%, 03/30/2016 (A)	16,750,000	16,778,542
0.88%, 08/28/2017 (A)	18,035,000	17,934,924
Federal Farm Credit Banks 4.88%, 01/17/2017	2,935,000	3,247,674
Freddie Mac
0.50%, 05/13/2016	13,550,000	13,555,840
1.00%, 06/21/2017 (A)	21,455,000	21,525,995
1.00%, 09/29/2017	12,000,000	11,975,256

Total U.S. Government Agency Obligations (cost $84,993,050)		85,018,231

FOREIGN GOVERNMENT OBLIGATION - 3.8%
International Finance Corp. 0.63%, 12/21/2017 (A)	12,000,000	11,760,180

Total Foreign Government Obligation (cost $11,818,142)		11,760,180

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.2%
U.S. Treasury Bill 0.08%, 09/18/2014 (B) (C)	645,000	644,894

Total Short-Term U.S. Government Obligation (cost $644,894)		644,894

	Contracts	Value
PURCHASED OPTIONS - 16.9%
Call Options - 16.9%
OTC - S&P 500 Index - Flex Index Value $1,600.00 Expires 04/30/2018 Counterparty: UBS	310	13,587,407

	Contracts	Value
Call Options (continued)
OTC - S&P 500 Index - Flex Index Value $1,700.00 Expires 08/01/2018 Counterparty: CSFB	600	$ 22,993,702
OTC - S&P 500 Index - Flex Index Value $1,800.00 Expires 11/15/2018 Counterparty: CSFB	330	11,068,982
OTC - S&P 500 Index - Flex Index Value $2,000.00 Expires 04/05/2019 Counterparty: GSC	200	5,038,088

Total Purchased Options (cost $37,260,719)		52,688,179

	Shares	Value
SECURITIES LENDING COLLATERAL - 18.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	57,621,572	57,621,572

Total Securities Lending Collateral (cost $57,621,572)		57,621,572

	Principal	Value
REPURCHASE AGREEMENT - 9.6%
State Street Bank & Trust Co. 0.01% (C), dated 06/30/2014, to be repurchased at $30,018,215 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $30,622,237.	$ 30,018,207	30,018,207

Total Repurchase Agreement (cost $30,018,207)		30,018,207

Total Investment Securities (cost $357,071,072) (D)		372,621,959
Other Assets and Liabilities - Net - (19.4)%		(60,427,181)

Net Assets - 100.0%		$ 312,194,778

FUTURES CONTRACTS:
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	Long	60	09/19/2014	$63,048

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$134,870,696	$—	$134,870,696
U.S. Government Agency Obligations	—	85,018,231	—	85,018,231
Foreign Government Obligation	—	11,760,180	—	11,760,180
Short-Term U.S. Government Obligation	—	644,894	—	644,894
Purchased Options	52,688,179	—	—	52,688,179
Securities Lending Collateral	57,621,572	—	—	57,621,572
Repurchase Agreement	—	30,018,207	—	30,018,207
Total Investment Securities	$110,309,751	$262,312,208	$—	$372,621,959

Derivative Financial Instruments
Futures Contracts (F)	$63,048	$—	$—	$63,048
Total Derivative Financial Instruments	$63,048	$—	$—	$63,048

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $56,469,211. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $644,755.
(C)	Rate shown reflects the yield at June 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $357,071,072. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $15,835,619 and $284,732, respectively. Net unrealized appreciation for tax purposes is $15,550,887.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(F)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

CSFB	Credit Suisse First Boston
GSC	Goldman Sachs & Co.
OTC	Over the Counter
STRIPS	Separate Trading of Registered Interest and Principal of Securities
UBS	UBS AG

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Market Participation Strategy VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment securities, at value (cost: $327,052,865) (including securities loaned of $56,469,211)	$342,603,752
Repurchase agreement, at value (cost: $30,018,207)	30,018,207
Receivables:
Shares sold	279,761
Interest	188,020
Securities lending income (net)	5,682
Variation margin receivable on derivative financial instruments	1,200
Prepaid expenses	1,674

Total assets	373,098,296

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	3,037,600
Management and advisory fees	164,711
Distribution and service fees	63,351
Administration fees	6,335
Transfer agent fees	164
Trustees fees	233
Audit and tax fees	7,878
Custody fees	638
Legal fees	596
Printing and shareholder reports fees	180
Other	260
Collateral for securities on loan	57,621,572

Total liabilities	60,903,518

Net assets	$312,194,778

Net assets consist of:
Capital stock ($0.01 par value)	$270,455
Additional paid-in capital	292,776,466
Undistributed (distributions in excess of) net investment income (loss)	(448,506)
Undistributed (accumulated) net realized gain (loss)	3,982,428
Net unrealized appreciation (depreciation) on:
Investment securities	15,550,887
Futures contracts	63,048

Net assets	$312,194,778

Shares outstanding	27,045,465

Net asset value and offering price per share	$11.54

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Interest income	$672,300
Securities lending income (net)	35,392

Total investment income	707,692

Expenses:
Management and advisory	777,282
Distribution and service	298,955
Administration	29,895
Transfer agent	1,446
Trustees	3,974
Audit and tax	9,067
Custody	20,171
Legal	2,707
Printing and shareholder reports	6,149
Other	6,552

Total expenses	1,156,198

Net investment income (loss)	(448,506)

Net realized gain (loss) on transactions from:
Investment securities	13,205
Futures contracts	(398,913)

Net realized gain (loss)	(385,708)

Net change in unrealized appreciation (depreciation) on:
Investment securities	6,935,883
Futures contracts	41,165

Net change in unrealized appreciation (depreciation)	6,977,048

Net realized and change in unrealized gain (loss)	6,591,340

Net increase (decrease) in net assets resulting from operations	$6,142,834

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Market Participation Strategy VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$(448,506)	$(433,380)
Net realized gain (loss)	(385,708)	4,810,896
Net change in unrealized appreciation (depreciation)	6,977,048	8,480,024
Net increase (decrease) in net assets resulting from operations	6,142,834	12,857,540

Distributions to shareholders:
Net realized gains	—	(7,701)
Total distributions to shareholders	—	(7,701)

Capital share transactions:
Proceeds from shares sold	123,808,906	158,572,578
Dividends and distributions reinvested	—	7,701
Cost of shares redeemed	(2,329,844)	(6,125,001)

Net increase (decrease) in net assets resulting from capital share transactions	121,479,062	152,455,278
Net increase (decrease) in net assets	127,621,896	165,305,117

Net assets:
Beginning of period/year	184,572,882	19,267,765
End of period/year	$312,194,778	$184,572,882
Undistributed (distributions in excess of) net investment income (loss)	$(448,506)	$—

Share activity:
Shares issued	10,998,270	14,894,467
Shares issued-reinvested from dividends and distributions	—	731
Shares redeemed	(203,881)	(583,165)
Net increase (decrease) in shares outstanding	10,794,389	14,312,033

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Market Participation Strategy VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	June 30, 2014 (unaudited)	December 31, 2013	December 31, 2012 (A)
Net asset value
Beginning of period/year	$11.36	$9.94	$10.00
Investment operations
Net investment income (loss) (B)	(0.02)	(0.06)	(0.01)
Net realized and unrealized gain (loss)	0.20	1.48	(0.05)
Total investment operations	0.18	1.42	(0.06)
Distributions
Net investment income	—	—	(C)	—
Total distributions	—	—	—
Net asset value
End of period/year	$11.54	$11.36	$9.94
Total return (D)	1.58	%(E)	14.30%	(0.60	)%(E)
Net assets end of period/year (000’s)	$312,195	$184,573	$19,268
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.97	%(F)	1.06%	1.07	%(F)
Before (waiver/reimbursement) recapture	0.97	%(F)	1.03%	1.88	%(F)
Net investment income (loss) to average net assets	(0.38	)%(F)	(0.52)%	(0.49	)%(F)
Portfolio turnover rate	2	%(E)	13%	—%

(A)	Commenced operations on September 17, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Market Participation Strategy VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act.

The Portfolio currently offers one class of shares: Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio; from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

The underlying face amounts of open option contracts at June 30, 2014, if any, are listed in the Schedule of Investments.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

The open futures contracts at June 30, 2014, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

When-Issued, forward delivery securities and delayed delivery settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. Government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses on the security.

Open trades, if any, are included in the When-issued securities purchased in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage passthroughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage passthroughs include TBA securities and mortgage passthrough certificates. Generally, TBA securities and mortgage passthroughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $500 million	0.650%
Over $500 million up to $1 billion	0.620%
Over $1 billion up to $1.5 billion	0.590%
Over $1.5 billion	0.570%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.82%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% of Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$9,630,616
U.S. Government	94,759,837

Proceeds from maturities and sales of securities:
Long-term	—
U.S. Government	4,307,615

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at December 31, 2013	Ending number of positions at June 30, 2014	Average number of positions (A)
Futures contracts	1	—	1	(B)
Purchased options and swaptions	3	4	4

(A)	Calculated based on positions held at each month end during the current period.
(B)	Although there were no open positions at the beginning and/or the end of the period the Portfolio periodically invested in this derivative during the period.

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Equity contracts	Total
Asset derivatives
Purchased options and swaptions, at value (A) (B)	$52,688,179	$52,688,179
Unrealized appreciation on futures contracts (B) (C)	63,048	63,048
Total gross amount of assets (D)	$52,751,227	$52,751,227

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

(A)	Included within Investment securities, at value.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Includes cumulative appreciation (depreciation) on futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(D)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Equity contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$(398,913)	$(398,913)
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options and swaptions (A)	5,942,915	5,942,915
Net change in unrealized appreciation (depreciation) on futures contracts	41,165	41,165
Total	$5,585,167	$5,585,167

(A)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.

For non-exchange traded derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

The Portfolio’s derivatives are not subject to a master netting arrangement, or another similar arrangement.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 7. (continued)

financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Market Participation Strategy VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Market Participation Strategy VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Quantitative Management Associates LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2013.

The Board noted that the performance of the Service Class of the Portfolio was in line with the median for its peer universe for the past 1-year period. The Board also noted that the performance of the Service Class of the Portfolio was above its composite benchmark for the past 1-year period.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Market Participation Strategy VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Service Class of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Market Participation Strategy VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica MFS International Equity VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica MFS International Equity VP
Initial Class	$1,000.00	$1,025.20	$5.12	$1,019.70	$5.11	1.02%
Service Class	1,000.00	1,024.40	6.37	1,018.50	6.36	1.27

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	98.4%
Securities Lending Collateral	4.1
Repurchase Agreement	1.5
Other Assets and Liabilities - Net	(4.0)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Brazil - 1.4%
BM&FBovespa SA	346,241	$ 1,816,218
Itau Unibanco Holding SA - ADR	248,617	3,575,112
Canada - 0.8%
Loblaw Cos., Ltd.	70,796	3,159,464
Denmark - 0.5%
Carlsberg A/S - Class B	15,961	1,719,263
France - 13.8%
Air Liquide SA - Class A	64,029	8,644,748
Danone SA	110,396	8,199,204
Dassault Systemes	17,187	2,211,270
GDF Suez	135,164	3,721,035
Legrand SA	49,847	3,049,998
LVMH Moet Hennessy Louis Vuitton SA	42,469	8,187,916
Pernod Ricard SA	63,111	7,578,851
Schneider Electric SE	101,988	9,601,089
Germany - 12.7%
Bayer AG	121,652	17,182,533
Beiersdorf AG	61,793	5,979,613
Linde AG	33,875	7,203,598
Merck KGaA	76,506	6,640,717
MTU Aero Engines AG (A)	15,298	1,407,466
ProSiebenSat.1 Media AG (A)	51,814	2,308,323
SAP AG	85,415	6,596,475
Hong Kong - 3.1%
AIA Group, Ltd.	1,182,000	5,947,822
Li & Fung, Ltd.	3,796,000	5,632,484
Italy - 0.8%
Saipem SpA (B)	114,620	3,091,899
Japan - 12.4%
Denso Corp.	153,900	7,345,210
FANUC Corp.	23,000	3,966,339
Honda Motor Co., Ltd. (A)	234,100	8,173,453
Hoya Corp.	213,200	7,083,868
INPEX Corp.	312,300	4,747,466
Japan Tobacco, Inc.	116,900	4,261,504
Kyocera Corp.	72,500	3,440,896
Shin-Etsu Chemical Co., Ltd.	67,400	4,097,026
Terumo Corp.	129,200	2,888,683
Korea, Republic of - 0.8%
Samsung Electronics Co., Ltd.	2,256	2,947,650
Netherlands - 6.4%
Akzo Nobel NV (A)	80,375	6,025,649
Heineken NV	55,469	3,982,253
ING Groep NV - CVA (B)	552,776	7,765,962
Randstad Holding NV	112,000	6,071,587
Russian Federation - 0.5%
Sberbank of Russia - ADR	182,774	1,851,501
Singapore - 2.0%
DBS Group Holdings, Ltd.	419,000	5,628,559
Singapore Telecommunications, Ltd.	551,700	1,703,460
Spain - 1.1%
Amadeus IT Holding SA - Class A	97,895	4,037,515
Sweden - 1.2%
Hennes & Mauritz AB - Class B	100,364	4,386,151
Switzerland - 10.6%
Julius Baer Group, Ltd. (B)	94,822	3,909,215
Keuhne & Nagel International AG	18,033	2,399,520
Nestle SA	181,388	14,052,047

	Shares	Value
Switzerland (continued)
Roche Holding AG	17,552	$ 5,235,120
Sonova Holding AG	22,871	3,489,452
Swiss Re AG (B)	27,870	2,479,638
UBS AG - Class A (B)	415,890	7,630,278
Taiwan - 3.0%
Hon Hai Precision Industry Co., Ltd.	1,179,729	3,951,132
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	341,284	7,300,065
Thailand - 0.3%
Kasikornbank PCL	154,600	976,521
United Kingdom - 20.5%
Barclays PLC	999,969	3,641,746
BG Group PLC	307,120	6,491,223
Compass Group PLC	677,251	11,787,510
Diageo PLC	158,162	5,050,859
Hays PLC	619,185	1,548,182
HSBC Holdings PLC	982,466	9,968,974
Reckitt Benckiser Group PLC - Class A	83,165	7,258,757
Rio Tinto PLC	128,149	6,817,381
Rolls-Royce Holdings PLC (B)	96,471	1,764,924
Smiths Group PLC	205,915	4,570,666
Standard Chartered PLC	351,422	7,180,997
WPP PLC - Class A	457,224	9,968,962
United States - 6.5%
Canadian National Railway Co.	117,230	7,622,294
Check Point Software Technologies, Ltd. - Class A (A) (B)	26,497	1,776,094
Delphi Automotive PLC - Class A	41,789	2,872,576
NCR Corp. (A) (B)	54,347	1,907,036
Valeant Pharmaceuticals International, Inc. (B)	35,000	4,414,200
Yum! Brands, Inc. (A)	67,539	5,484,167

Total Common Stocks (cost $302,492,996)		365,409,366

SECURITIES LENDING COLLATERAL - 4.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	15,276,907	15,276,907

Total Securities Lending Collateral (cost $15,276,907)		15,276,907

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
State Street Bank & Trust Co. 0.01% (C), dated 06/30/2014, to be repurchased at $5,476,696 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $5,588,518.	$ 5,476,694	5,476,694

Total Repurchase Agreement (cost $5,476,694)		5,476,694

Total Investment Securities (cost $323,246,597) (D)		386,162,967
Other Assets and Liabilities - Net - (4.0)%		(14,822,268)

Net Assets - 100.0%		$ 371,340,699

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Pharmaceuticals	8.7%	$33,472,570
Commercial Banks	8.5	32,823,410
Chemicals	6.7	25,971,021
Food Products	5.8	22,251,251
Beverages	4.7	18,331,226
Hotels, Restaurants & Leisure	4.5	17,271,677
Electronic Equipment & Instruments	3.7	14,475,896
Textiles, Apparel & Luxury Goods	3.6	13,820,400
Electrical Equipment	3.3	12,651,087
Media	3.2	12,277,285
Capital Markets	3.0	11,539,493
Oil, Gas & Consumable Fuels	2.9	11,238,689
Software	2.7	10,583,839
Semiconductors & Semiconductor Equipment	2.7	10,247,715
Auto Components	2.6	10,217,786
Diversified Financial Services	2.5	9,582,180
Insurance	2.2	8,427,460
Automobiles	2.1	8,173,453
Road & Rail	2.0	7,622,294
Professional Services	2.0	7,619,769
Household Products	1.9	7,258,757
Metals & Mining	1.8	6,817,381
Health Care Equipment & Supplies	1.7	6,378,135
Personal Products	1.5	5,979,613
Industrial Conglomerates	1.2	4,570,666
Specialty Retail	1.1	4,386,151
Tobacco	1.1	4,261,504
IT Services	1.0	4,037,515
Machinery	1.0	3,966,339
Multi-Utilities	1.0	3,721,035
Aerospace & Defense	0.8	3,172,390
Food & Staples Retailing	0.8	3,159,464
Energy Equipment & Services	0.8	3,091,899
Marine	0.6	2,399,520
Computers & Peripherals	0.5	1,907,036
Diversified Telecommunication Services	0.4	1,703,460

Investment Securities, at Value	94.6	365,409,366
Short-Term Investments	5.4	20,753,601

Total Investments	100.0%	$386,162,967

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Common Stocks	$41,778,727	$323,630,639	$—	$365,409,366
Securities Lending Collateral	15,276,907	—	—	15,276,907
Repurchase Agreement	—	5,476,694	—	5,476,694
Total Investment Securities	$57,055,634	$329,107,333	$—	$386,162,967

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $14,640,330. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at June 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $323,246,597. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $66,283,925 and $3,367,555, respectively. Net unrealized appreciation for tax purposes is $62,916,370.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

ADR	American Depositary Receipt
CVA	Dutch Certificate-Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica MFS International Equity VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment securities, at value (cost: $317,769,903) (including securities loaned of $14,640,330)	$380,686,273
Repurchase agreement, at value (cost: $5,476,694)	5,476,694
Foreign currency, at value (cost: $57,788)	58,067
Receivables:
Shares sold	89,983
Investment securities sold	939,858
Interest	3
Dividends	429,953
Dividend reclaims	620,312
Securities lending income (net)	16,472
Prepaid expenses	15,104

Total assets	388,332,719

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	51,119
Investment securities purchased	1,314,794
Management and advisory fees	281,231
Distribution and service fees	15,306
Administration fees	7,884
Transfer agent fees	796
Trustees fees	327
Audit and tax fees	9,280
Legal fees	4,783
Printing and shareholder reports fees	28,234
Other	1,359
Collateral for securities on loan	15,276,907

Total liabilities	16,992,020

Net assets	$371,340,699

Net assets consist of:
Capital stock ($0.01 par value)	$416,690
Additional paid-in capital	313,886,523
Undistributed (distributions in excess of) net investment income (loss)	6,975,808
Undistributed (accumulated) net realized gain (loss)	(12,915,444)
Net unrealized appreciation (depreciation) on:
Investment securities	62,916,370
Translation of assets and liabilities denominated in foreign currencies	60,752

Net assets	$371,340,699

Net assets by class:
Initial Class	$298,694,430
Service Class	72,646,269

Shares outstanding:
Initial Class	33,410,452
Service Class	8,258,527

Net asset value and offering price per share:
Initial Class	$8.94
Service Class	8.80

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income (net of withholding taxes on foreign dividends of $554,530)	$5,506,733
Interest income	192
Securities lending income (net)	155,272

Total investment income	5,662,197

Expenses:
Management and advisory	1,538,378
Distribution and service:
Service Class	81,240
Administration	43,068
Transfer agent	2,594
Trustees	5,886
Audit and tax	9,904
Custody	118,165
Legal	6,634
Printing and shareholder reports	23,878
Other	12,800

Total expenses	1,842,547

Net investment income (loss)	3,819,650

Net realized gain (loss) on transactions from:
Investment securities	11,232,077
Foreign currency transactions	(6,851)

Net realized gain (loss)	11,225,226

Net change in unrealized appreciation (depreciation) on:
Investment securities	(5,748,257)
Translation of assets and liabilities denominated in foreign currencies	7,892

Net change in unrealized appreciation (depreciation)	(5,740,365)

Net realized and change in unrealized gain (loss)	5,484,861

Net increase (decrease) in net assets resulting from operations	$9,304,511

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica MFS International Equity VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$3,819,650	$3,117,986
Net realized gain (loss)	11,225,226	4,764,082
Net change in unrealized appreciation (depreciation)	(5,740,365)	38,486,453
Net increase (decrease) in net assets resulting from operations	9,304,511	46,368,521

Distributions to shareholders:
Net investment income:
Initial Class	—	(2,613,544)
Service Class	—	(517,018)
Total distributions from net investment income	—	(3,130,562)
Total distributions to shareholders	—	(3,130,562)

Capital share transactions:
Proceeds from shares sold:
Initial Class	56,910,896	91,825,855
Service Class	11,579,386	28,280,718
	68,490,282	120,106,573
Dividends and distributions reinvested:
Initial Class	—	2,613,544
Service Class	—	517,018
	—	3,130,562
Cost of shares redeemed:
Initial Class	(49,795,148)	(31,381,542)
Service Class	(2,568,613)	(11,479,504)
	(52,363,761)	(42,861,046)

Net increase (decrease) in net assets resulting from capital share transactions	16,126,521	80,376,089
Net increase (decrease) in net assets	25,431,032	123,614,048

Net assets:
Beginning of period/year	345,909,667	222,295,619
End of period/year	$371,340,699	$345,909,667
Undistributed (distributions in excess of) net investment income (loss)	$6,975,808	$3,156,158

Share activity:
Shares issued:
Initial Class	6,554,156	11,452,511
Service Class	1,352,091	3,606,190
	7,906,247	15,058,701
Shares issued-reinvested from dividends and distributions:
Initial Class	—	324,664
Service Class	—	65,198
	—	389,862
Shares redeemed:
Initial Class	(5,726,262)	(4,005,129)
Service Class	(297,397)	(1,489,154)
	(6,023,659)	(5,494,283)
Net increase (decrease) in shares outstanding:
Initial Class	827,894	7,772,046
Service Class	1,054,694	2,182,234
	1,882,588	9,954,280

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica MFS International Equity VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$8.72		$7.47	$6.22	$7.01	$6.44	$4.98
Investment operations
Net investment income (loss) (A)	0.10		0.10	0.12	0.12	0.09	0.08
Net realized and unrealized gain (loss)	0.12		1.24	1.25	(0.82)	0.57	1.53
Total investment operations	0.22		1.34	1.37	(0.70)	0.66	1.61
Distributions
Net investment income	—		(0.09)	(0.12)	(0.09)	(0.09)	(0.15)
Total distributions	—		(0.09)	(0.12)	(0.09)	(0.09)	(0.15)
Net asset value
End of period/year	$8.94		$8.72	$7.47	$6.22	$7.01	$6.44
Total return (B)	2.52	%(C)	18.09%	22.16%	(10.06)%	10.50%	32.68%
Net assets end of period/year (000’s)	$298,695		$284,043	$185,299	$156,152	$190,625	$191,514
Ratio and supplemental data
Expenses to average net assets	1.02	%(D)	1.03%	1.06%	1.04%	1.05%	1.08%
Net investment income (loss) to average net assets	2.26	%(D)	1.21%	1.67%	1.72%	1.36%	1.58%
Portfolio turnover rate	16	%(C)	16%	27%	28%	25%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Service Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$8.59		$7.37	$6.14	$6.92	$6.36	$4.92
Investment operations
Net investment income (loss) (A)	0.09		0.08	0.09	0.10	0.07	0.06
Net realized and unrealized gain (loss)	0.12		1.22	1.24	(0.81)	0.57	1.51
Total investment operations	0.21		1.30	1.33	(0.71)	0.64	1.57
Distributions
Net investment income	—		(0.08)	(0.10)	(0.07)	(0.08)	(0.13)
Total distributions	—		(0.08)	(0.10)	(0.07)	(0.08)	(0.13)
Net asset value
End of period/year	$8.80		$8.59	$7.37	$6.14	$6.92	$6.36
Total return (B)	2.44	%(C)	17.77%	21.87%	(10.22)%	10.30%	32.24%
Net assets end of period/year (000’s)	$72,646		$61,867	$36,997	$20,788	$20,546	$13,324
Ratio and supplemental data
Expenses to average net assets	1.27	%(D)	1.28%	1.31%	1.29%	1.30%	1.33%
Net investment income (loss) to average net assets	2.03	%(D)	0.97%	1.37%	1.45%	1.06%	1.17%
Portfolio turnover rate	16	%(C)	16%	27%	28%	25%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica MFS International Equity VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica MFS International Equity VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica MFS International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica MFS International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

There were no commissions recaptured during the period ended June 30, 2014.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica MFS International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica MFS International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2014:

	Market Value	% of Net Assets
Transamerica BlackRock Tactical Allocation VP	$107,096,355	28.84%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $250 million	0.900%
Over $250 million up to $500 million	0.875%
Over $500 million up to $1 billion	0.850%
Over $1 billion	0.800%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
1.125%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica MFS International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$74,045,145
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	53,502,162
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica MFS International Equity VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica MFS International Equity VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and MFS Investment Management (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 3- and 10-year periods, in line with the median for the past 5-year period and below the median for the past 1-year period. The Board also noted that the performance of the Initial Class of the Portfolio was above its benchmark for the past 3-, 5- and 10-year periods and below its benchmark for the past 1-year period. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to monitor and report to the Board on the performance of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica MFS International Equity VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica MFS International Equity VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Capital Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica Morgan Stanley Capital Growth VP
Initial Class	$1,000.00	$1,027.80	$4.47	$1,020.40	$4.46	0.89%
Service Class	1,000.00	1,026.70	5.73	1,019.10	5.71	1.14

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	99.6%
Securities Lending Collateral	10.0
Repurchase Agreement	0.5
Purchased Foreign Exchange Options	0.1
Preferred Stock	0.0
Other Assets and Liabilities - Net	(10.2)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.0%
Automobiles - 0.0%
Better Place - Series C, 0.00% (A) (B) (C) (D)	300,469	$ 0

Total Preferred Stock (cost $1,364,129)		0

COMMON STOCKS - 99.6%
Automobiles - 3.6%
Tesla Motors, Inc. (B) (E)	37,027	8,888,702
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (B)	7,698	1,202,813
Gilead Sciences, Inc. (B)	43,502	3,606,751
Regeneron Pharmaceuticals, Inc. - Class A (B)	3,918	1,106,717
Capital Markets - 1.5%
BlackRock, Inc. - Class A	11,630	3,716,948
Chemicals - 2.1%
Monsanto Co.	41,917	5,228,727
Commercial Services & Supplies - 2.3%
Edenred	188,806	5,725,194
Communications Equipment - 2.3%
Motorola Solutions, Inc.	84,194	5,604,795
Computers & Peripherals - 2.9%
Apple, Inc.	78,228	7,269,728
Diversified Financial Services - 2.7%
McGraw-Hill Financial, Inc.	47,795	3,968,419
MSCI, Inc. - Class A (B)	57,940	2,656,549
Electrical Equipment - 0.5%
SolarCity Corp. (B) (E)	16,482	1,163,629
Food Products - 4.0%
Keurig Green Mountain, Inc. (E)	20,514	2,556,249
Mead Johnson Nutrition Co. - Class A	77,593	7,229,340
Health Care Equipment & Supplies - 3.7%
Intuitive Surgical, Inc. (B)	22,195	9,139,901
Health Care Technology - 0.9%
athenahealth, Inc. (B) (E)	18,636	2,331,923
Hotels, Restaurants & Leisure - 2.1%
Starbucks Corp.	65,508	5,069,009
Insurance - 2.9%
Arch Capital Group, Ltd. (B)	42,183	2,422,991
Progressive Corp.	185,111	4,694,415
Internet & Catalog Retail - 13.7%
Amazon.com, Inc. (B)	59,878	19,447,177
JD.com, Inc. - ADR (B)	49,963	1,424,445
NetFlix, Inc. (B)	6,958	3,065,695
Priceline Group, Inc. (B)	8,265	9,942,795
Internet Software & Services - 22.5%
Facebook, Inc. - Class A (B)	309,830	20,848,461
Google, Inc. - Class A (B)	14,118	8,254,371
Google, Inc. - Class C (B)	17,893	10,293,485
LinkedIn Corp. - Class A (B)	37,046	6,352,277
Twitter, Inc. (B)	238,804	9,783,800
IT Services - 5.9%
Mastercard, Inc. - Class A	99,549	7,313,865
Visa, Inc. - Class A	34,595	7,289,512
Life Sciences Tools & Services - 5.8%
Illumina, Inc. (B) (E)	80,326	14,341,404
Media - 1.7%
Naspers, Ltd. - Class N	35,842	4,219,481
Oil, Gas & Consumable Fuels - 1.0%
Range Resources Corp.	27,534	2,394,081

	Shares	Value
Pharmaceuticals - 2.9%
Valeant Pharmaceuticals International, Inc. (B)	57,626	$ 7,267,791
Professional Services - 1.0%
Verisk Analytics, Inc. - Class A (B)	42,490	2,550,250
Semiconductors & Semiconductor Equipment - 0.9%
ARM Holdings PLC - ADR	48,694	2,202,917
Software - 6.8%
FireEye, Inc. (B) (E)	53,353	2,163,464
Salesforce.com, Inc. (B)	136,396	7,921,880
Splunk, Inc. (B)	45,926	2,541,085
Workday, Inc. - Class A (B) (E)	47,600	4,277,336
Textiles, Apparel & Luxury Goods - 3.5%
Christian Dior SA	32,299	6,426,188
Michael Kors Holdings, Ltd. (B)	25,611	2,270,415

Total Common Stocks (cost $157,909,072)		246,174,975

	Notional Amount	Value
PURCHASED FOREIGN EXCHANGE OPTIONS - 0.1% (F)
Call Options - 0.1%
OTC - USD vs. CNY (C) Exercise Price CNY 6.50 Expires 01/07/2015 Counterparty: RBS	$ 96,320,854	60,779
OTC - USD vs. CNY (C) Exercise Price CNY 6.62 Expires 06/19/2015 Counterparty: RBS	44,631,457	70,696

Total Purchased Foreign Exchange Options (cost $366,223)		131,475

	Shares	Value
SECURITIES LENDING COLLATERAL - 10.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (G)	24,713,923	24,713,923

Total Securities Lending Collateral (cost $24,713,923)		24,713,923

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co. 0.01% (G), dated 06/30/2014, to be repurchased at $1,257,901 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $1,284,170.	$ 1,257,900	1,257,900

Total Repurchase Agreement (cost $1,257,900)		1,257,900

Total Investment Securities (cost $185,611,247) (H)		272,278,273
Other Assets and Liabilities - Net - (10.2)%		(25,161,930)

Net Assets - 100.0%		$ 247,116,343

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

VALUATION SUMMARY: (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Preferred Stock
Automobiles	$—	$—	$0	$0
Common Stocks	229,804,112	16,370,863	—	246,174,975
Purchased Foreign Exchange Options	—	131,475	—	131,475
Securities Lending Collateral	24,713,923	—	—	24,713,923
Repurchase Agreement	—	1,257,900	—	1,257,900
Total Investment Securities	$254,518,035	$17,760,238	$0	$272,278,273

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at June 30, 2014 (J)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2014
Preferred Stock	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $0, or less than 0.01% of the portfolio’s net assets.
(B)	Non-income producing security.
(C)	Illiquid. Total aggregate fair value of illiquid securities is $131,475, or 0.05% of the portfolio’s net assets.
(D)	Restricted security. At June 30, 2014, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Preferred Stock	Better Place - Series C	11/11/2011	$1,364,129	$0	0.00%

(E)	All or a portion of this security is on loan. The value of all securities on loan is $24,200,993. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Cash in the amount of $260,000 has been segregated by the broker with the custodian as collateral for open options contracts.
(G)	Rate shown reflects the yield at June 30, 2014.
(H)	Aggregate cost for federal income tax purposes is $185,611,247. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $90,000,967 and $3,333,941, respectively. Net unrealized appreciation for tax purposes is $86,667,026.
(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(J)	Level 3 securities were not considered significant to the portfolio.

DEFINITIONS:

ADR	American Depositary Receipt
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC

CURRENCY ABBREVIATIONS:

CNY	Chinese Yuan Renminbi
USD	United States Dollar

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Capital Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment securities, at value (cost: $184,353,347) (including securities loaned of $24,200,993)	$271,020,373
Repurchase agreement, at value (cost: $1,257,900)	1,257,900
Receivables:
Shares sold	95,232
Dividends	55,198
Securities lending income (net)	6,329
Prepaid expenses	3,149

Total assets	272,438,181

Liabilities:
Cash deposit due to broker	260,000
Foreign currency, at value (cost: $12)	12
Accounts payable and accrued liabilities:
Shares redeemed	129,553
Management and advisory fees	164,190
Distribution and service fees	8,246
Administration fees	5,131
Transfer agent fees	569
Trustees fees	201
Audit and tax fees	7,577
Custody fees	1,690
Legal fees	2,630
Printing and shareholder reports fees	27,086
Other	1,030
Collateral for securities on loan	24,713,923

Total liabilities	25,321,838

Net assets	$247,116,343

Net assets consist of:
Capital stock ($0.01 par value)	$159,163
Additional paid-in capital	145,522,224
Undistributed (distributions in excess of) net investment income (loss)	(28,021)
Undistributed (accumulated) net realized gain (loss)	14,795,951
Net unrealized appreciation (depreciation) on:
Investment securities	86,667,026

Net assets	$247,116,343

Net assets by class:
Initial Class	$207,191,533
Service Class	39,924,810

Shares outstanding:
Initial Class	13,324,040
Service Class	2,592,268

Net asset value and offering price per share:
Initial Class	$15.55
Service Class	15.40

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income (net of withholding taxes on foreign dividends of $39,600)	$955,758
Interest income	395
Securities lending income (net)	149,313

Total investment income	1,105,466

Expenses:
Management and advisory	973,788
Distribution and service:
Service Class	48,099
Administration	30,431
Transfer agent	1,870
Trustees	4,356
Audit and tax	8,466
Custody	22,896
Legal	4,352
Printing and shareholder reports	19,375
Other	8,928

Total expenses	1,122,561

Portfolio expenses (waived/reimbursed) recaptured	10,926

Net expenses	1,133,487

Net investment income (loss)	(28,021)

Net realized gain (loss) on transactions from:
Investment securities	9,417,888
Foreign currency transactions	(2,323)

Net realized gain (loss)	9,415,565

Net change in unrealized appreciation (depreciation) on:
Investment securities	(3,020,798)

Net change in unrealized appreciation (depreciation)	(3,020,798)

Net realized and change in unrealized gain (loss)	6,394,767

Net increase (decrease) in net assets resulting from operations	$6,366,746

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Capital Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$(28,021)	$(175,368)
Net realized gain (loss)	9,415,565	6,300,197
Net change in unrealized appreciation (depreciation)	(3,020,798)	73,295,583
Net increase (decrease) in net assets resulting from operations	6,366,746	79,420,412

Distributions to shareholders:
Net investment income:
Initial Class	—	(1,174,118)
Service Class	—	(122,901)
Total distributions from net investment income	—	(1,297,019)
Net realized gains:
Initial Class	—	(769,618)
Service Class	—	(107,621)
Total distributions from net realized gains	—	(877,239)
Total distributions to shareholders	—	(2,174,258)

Capital share transactions:
Proceeds from shares sold:
Initial Class	12,086,252	11,367,098
Service Class	8,904,648	16,212,987
	20,990,900	27,580,085
Dividends and distributions reinvested:
Initial Class	—	1,943,736
Service Class	—	230,522
	—	2,174,258
Cost of shares redeemed:
Initial Class	(18,704,917)	(27,072,357)
Service Class	(6,365,210)	(7,652,428)
	(25,070,127)	(34,724,785)
Net increase (decrease) in net assets resulting from capital share transactions	(4,079,227)	(4,970,442)
Net increase (decrease) in net assets	2,287,519	72,275,712

Net assets:
Beginning of period/year	244,828,824	172,553,112
End of period/year	$247,116,343	$244,828,824
Undistributed (distributions in excess of) net investment income (loss)	$(28,021)	$—

Share activity:
Shares issued:
Initial Class	801,384	881,023
Service Class	591,575	1,270,921
	1,392,959	2,151,944
Shares issued-reinvested from dividends and distributions:
Initial Class	—	155,126
Service Class	—	18,531
	—	173,657
Shares redeemed:
Initial Class	(1,247,717)	(2,227,206)
Service Class	(433,358)	(634,180)
	(1,681,075)	(2,861,386)
Net increase (decrease) in shares outstanding:
Initial Class	(446,333)	(1,191,057)
Service Class	158,217	655,272
	(288,116)	(535,785)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Capital Growth VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011		December 31, 2010		December 31, 2009
Net asset value
Beginning of period/year	$15.13		$10.32	$11.03	$11.71		$9.28		$7.43
Investment operations
Net investment income (loss) (A)	—	(B)	(0.01)	0.09	(0.01)		—	(B)	0.07
Net realized and unrealized gain (loss)	0.42		4.96	1.51	(0.67)		2.52		1.99
Total investment operations	0.42		4.95	1.60	(0.68)		2.52		2.06
Distributions
Net investment income	—		(0.08)	—	—		(0.09)		(0.21)
Net realized gains	—		(0.06)	(2.31)	—		—		—
Total distributions	—		(0.14)	(2.31)	—		(0.09)		(0.21)
Net asset value
End of period/year	$15.55		$15.13	$10.32	$11.03		$11.71		$9.28
Total return (C)	2.78	%(D)	48.25%	15.55%	(5.81)%		27.44%		27.91%
Net assets end of period/year (000’s)	$207,191		$208,314	$154,340	$151,683		$179,705		$156,691
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.89	%(E)	0.90%	0.90%	0.90%		0.90%		0.90%
Before (waiver/reimbursement) recapture	0.88	%(E)	0.88%	0.91%	0.91%		0.91%		0.90%
Net investment income (loss) to average net assets	0.02	%(E)	(0.05)%	0.75%	(0.05)%		—	%(F)	0.94%
Portfolio turnover rate	15	%(D)	30%	51%	105	%(G)	44%		131%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Rounds to less than 0.01% or (0.01)%.
(G)	Increase in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Capital Growth VP

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Service Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011		December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$15.00		$10.24	$10.99	$11.69		$9.27	$7.41
Investment operations
Net investment income (loss) (A)	(0.02)		(0.04)	0.06	(0.03)		(0.02)	0.05
Net realized and unrealized gain (loss)	0.42		4.92	1.50	(0.67)		2.51	1.98
Total investment operations	0.40		4.88	1.56	(0.70)		2.49	2.03
Distributions
Net investment income	—		(0.06)	—	—		(0.07)	(0.17)
Net realized gains	—		(0.06)	(2.31)	—		—	—
Total distributions	—		(0.12)	(2.31)	—		(0.07)	(0.17)
Net asset value
End of period/year	$15.40		$15.00	$10.24	$10.99		$11.69	$9.27
Total return (B)	2.67	%(C)	47.89%	15.20%	(5.99)%		27.09%	27.57%
Net assets end of period/year (000’s)	$39,925		$36,515	$18,213	$12,591		$8,575	$5,301
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.14	%(D)	1.15%	1.15%	1.15%		1.15%	1.15%
Before (waiver/reimbursement) recapture	1.13	%(D)	1.13%	1.16%	1.16%		1.16%	1.15%
Net investment income (loss) to average net assets	(0.24	)%(D)	(0.34)%	0.52%	(0.28)%		(0.26)%	0.66%
Portfolio turnover rate	15	%(C)	30%	51%	105	%(E)	44%	131%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Morgan Stanley Capital Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Foreign currency options: The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

The underlying face amounts of open option contracts at June 30, 2014, if any, are listed in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2014, if any, are listed in the Schedule of Investments.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2014 of $3,950 are included in Net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities for which significant unobservable inputs (Level 3), GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to the total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolio’s Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $500 million	0.800%
Over $500 million	0.675%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.90%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, the amount recaptured by TAM was $10,926. There are no additional amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with affiliates of the adviser or sub adviser for the period ended June 30, 2014 was $249.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$40,078,460
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	36,481,279
U.S. Government	—

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at December 31, 2013	Ending number of positions at June 30, 2014	Average number of positions (A)
Purchased options and swaptions	—	2	1	(B)

(A)	Calculated based on positions held at each month end during the current period.
(B)	Although there were no open positions at the beginning and/or the end of the period the Portfolio periodically invested in this derivative during the period.

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts	Total
Asset derivatives
Purchased options and swaptions, at value (A) (B)	$131,475	$131,475
Total gross amount of assets (C)	$131,475	$131,475

(A)	Included within Investment securities, at value.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

The following table presents the Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2014:

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Financial Assets and Derivative Assets, and Collateral Received as of June 30, 2014:

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Received (B)	Net Amount (not less than $0)
Royal Bank of Scotland PLC	$131,475	$—	$(131,475)	$—
Total	$131,475	$—	$(131,475)	$—

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts	Total
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options and swaptions (A)	$(234,748)	$(234,748)
Total	$(234,748)	$(234,748)

(A)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.

For non-exchange traded derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Capital Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Morgan Stanley Capital Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Morgan Stanley Investment Management Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1- and 3-year periods and in line with the median for the past 5- and 10-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was above its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the Portfolio’s performance included the management of previous sub-advisers to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Capital Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Capital Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Mid-Cap Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica Morgan Stanley Mid-Cap Growth VP
Initial Class	$1,000.00	$1,003.40	$4.42	$1,020.40	$4.46	0.89%
Service Class	1,000.00	1,001.90	5.66	1,019.10	5.71	1.14

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	97.1%
Securities Lending Collateral	18.5
Repurchase Agreement	2.5
Preferred Stocks	0.3
Convertible Preferred Stocks	0.1
Purchased Foreign Exchange Options	0.1
Other Assets and Liabilities - Net	(18.6)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%
Automobiles - 0.0%
Better Place, 0.00% (A) (B) (C) (D)	1,032,464	$ 0
Internet Software & Services - 0.1%
Dropbox, Inc., 0.00% (A) (B) (C) (D)	41,951	772,318

Total Convertible Preferred Stocks (cost $2,960,777)		772,318

PREFERRED STOCKS - 0.3%
Automobiles - 0.0%
Better Place - Series C, 0.00% (A) (B) (C) (D)	434,671	0
Internet Software & Services - 0.0% (E)
Peixe Urbano, Inc., 0.00% (A) (B) (C) (D)	65,743	1,315
Software - 0.3%
Palantir Technologies, Inc. - Series G, 0.00% (A) (B) (C) (D)	423,610	2,596,729

Total Preferred Stocks (cost $5,433,972)		2,598,044

COMMON STOCKS - 97.1%
Aerospace & Defense - 2.1%
TransDigm Group, Inc.	117,132	19,591,498
Automobiles - 3.6%
Tesla Motors, Inc. (D) (F)	140,199	33,656,172
Biotechnology - 1.5%
Alnylam Pharmaceuticals, Inc. (D) (F)	43,983	2,778,406
Intercept Pharmaceuticals, Inc. (D)	3,892	920,964
Ironwood Pharmaceuticals, Inc. - Class A (D) (F)	413,248	6,335,092
Pharmacyclics, Inc. (D) (F)	22,471	2,015,873
Seattle Genetics, Inc. (D) (F)	52,115	1,993,399
Commercial Services & Supplies - 3.7%
Edenred (F)	791,651	24,005,356
Stericycle, Inc. (D)	85,019	10,067,950
Communications Equipment - 2.9%
Motorola Solutions, Inc.	317,290	21,121,995
Palo Alto Networks, Inc. (D) (F)	72,775	6,102,184
Computers & Peripherals - 0.5%
Stratasys, Ltd. (D) (F)	43,570	4,950,859
Diversified Financial Services - 2.5%
MSCI, Inc. - Class A (D)	505,232	23,164,887
Electrical Equipment - 0.5%
SolarCity Corp. (D) (F)	59,630	4,209,878
Food Products - 6.4%
Keurig Green Mountain, Inc. (F)	77,728	9,685,686
McCormick & Co., Inc.	258,606	18,513,603
Mead Johnson Nutrition Co. - Class A	327,192	30,484,479
Health Care Equipment & Supplies - 3.7%
Intuitive Surgical, Inc. (D)	81,946	33,745,363
Health Care Providers & Services - 0.9%
Qualicorp SA (D)	716,956	8,469,134
Health Care Technology - 2.9%
athenahealth, Inc. (D) (F)	213,823	26,755,672
Hotels, Restaurants & Leisure - 2.8%
Dunkin’ Brands Group, Inc.	193,483	8,863,456
Panera Bread Co. - Class A (D)	113,903	17,066,087
Insurance - 4.0%
Arch Capital Group, Ltd. (D)	321,897	18,489,763
Progressive Corp.	714,013	18,107,370
Internet & Catalog Retail - 4.0%
ASOS PLC (D) (F)	56,879	2,881,344
Ctrip.com International, Ltd. - ADR (D)	155,814	9,978,329

	Shares	Value
Internet & Catalog Retail (continued)
Groupon, Inc. - Class A (D) (F)	725,814	$ 4,804,889
TripAdvisor, Inc. (D) (F)	85,590	9,300,209
zulily, Inc. - Class A (D)	249,645	10,222,963
Internet Software & Services - 12.1%
Dropbox, Inc. (A) (B) (C) (D)	423,376	7,794,352
LinkedIn Corp. - Class A (D)	191,484	32,833,761
MercadoLibre, Inc. (F)	50,549	4,822,375
Pandora Media, Inc. (D)	372,070	10,976,065
Qihoo 360 Technology Co., Ltd. - ADR (D)	102,520	9,435,941
Twitter, Inc. (D)	881,667	36,121,897
Youku Tudou, Inc. - ADR (D) (F)	412,196	9,834,997
IT Services - 4.8%
FleetCor Technologies, Inc. (D)	172,804	22,775,567
Gartner, Inc. (D)	302,701	21,346,475
Life Sciences Tools & Services - 6.0%
Illumina, Inc. (D) (F)	312,082	55,719,120
Machinery - 2.9%
3D Systems Corp. (D) (F)	80,117	4,790,997
Colfax Corp. (D)	294,508	21,952,626
Media - 0.9%
Aimia, Inc. (F)	493,120	8,632,662
Multiline Retail - 2.2%
Dollar Tree, Inc. (D)	364,914	19,873,216
Oil, Gas & Consumable Fuels - 1.0%
Range Resources Corp.	105,212	9,148,183
Pharmaceuticals - 2.5%
ENDO International PLC (D)	332,410	23,275,348
Professional Services - 5.3%
IHS, Inc. - Class A (D)	180,199	24,447,598
Verisk Analytics, Inc. - Class A (D)	404,672	24,288,414
Software - 13.4%
FireEye, Inc. (D) (F)	481,687	19,532,408
NetSuite, Inc. (D) (F)	79,340	6,893,059
ServiceNow, Inc. (D) (F)	179,288	11,108,684
Solera Holdings, Inc.	418,871	28,127,188
Splunk, Inc. (D)	450,995	24,953,553
Tableau Software, Inc. - Class A (D)	24,520	1,749,012
Workday, Inc. - Class A (D) (F)	303,830	27,302,164
Zynga, Inc. - Class A (D) (F)	1,134,140	3,640,589
Textiles, Apparel & Luxury Goods - 4.0%
Carter’s, Inc.	285,271	19,663,730
Michael Kors Holdings, Ltd. (D)	94,074	8,339,660
Moncler SpA	551,484	9,144,833

Total Common Stocks (cost $731,611,838)		896,807,334

	Notional Amount	Value
PURCHASED FOREIGN EXCHANGE OPTIONS - 0.1% (G)
Call Options - 0.1%
OTC - USD vs. CNY (B) Exercise Price CNY 6.50 Expires 01/07/2015 Counterparty: RBS	CNY 366,787,725	231,443
OTC - USD vs. CNY (B) Exercise Price CNY 6.62 Expires 06/19/2015 Counterparty: RBS	165,443,025	262,062

Total Purchased Foreign Exchange Options (cost $1,381,994)		493,505

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 18.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (H)	171,507,856	$ 171,507,856

Total Securities Lending Collateral (cost $171,507,856)		171,507,856

Principal	Value
REPURCHASE AGREEMENT - 2.5%

State Street Bank & Trust Co.
0.01% (H), dated 06/30/2014, to be repurchased at $22,986,299 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/25/2039, and with a value of $23,446,608.

$ 22,986,293	$ 22,986,293

Total Repurchase Agreement (cost $22,986,293)	22,986,293

Total Investment Securities (cost $935,882,730) (I)	1,095,165,350
Other Assets and Liabilities - Net - (18.6)%	(172,002,943)

Net Assets - 100.0%	$ 923,162,407

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Convertible Preferred Stocks
Automobiles	$—	$—	$0	$0
Internet Software & Services	—	—	772,318	772,318
Preferred Stocks
Automobiles	—	—	0	0
Internet Software & Services	—	—	1,315	1,315
Software	—	—	2,596,729	2,596,729
Common Stocks
Aerospace & Defense	19,591,498	—	—	19,591,498
Automobiles	33,656,172	—	—	33,656,172
Biotechnology	14,043,734	—	—	14,043,734
Commercial Services & Supplies	10,067,950	24,005,356	—	34,073,306
Communications Equipment	27,224,179	—	—	27,224,179
Computers & Peripherals	4,950,859	—	—	4,950,859
Diversified Financial Services	23,164,887	—	—	23,164,887
Electrical Equipment	4,209,878	—	—	4,209,878
Food Products	58,683,768	—	—	58,683,768
Health Care Equipment & Supplies	33,745,363	—	—	33,745,363
Health Care Providers & Services	8,469,134	—	—	8,469,134
Health Care Technology	26,755,672	—	—	26,755,672
Hotels, Restaurants & Leisure	25,929,543	—	—	25,929,543
Insurance	36,597,133	—	—	36,597,133
Internet & Catalog Retail	34,306,390	2,881,344	—	37,187,734
Internet Software & Services	104,025,036	—	7,794,352	111,819,388
IT Services	44,122,042	—	—	44,122,042
Life Sciences Tools & Services	55,719,120	—	—	55,719,120
Machinery	26,743,623	—	—	26,743,623
Media	8,632,662	—	—	8,632,662
Multiline Retail	19,873,216	—	—	19,873,216
Oil, Gas & Consumable Fuels	9,148,183	—	—	9,148,183
Pharmaceuticals	23,275,348	—	—	23,275,348
Professional Services	48,736,012	—	—	48,736,012
Software	123,306,657	—	—	123,306,657
Textiles, Apparel & Luxury Goods	28,003,390	9,144,833	—	37,148,223
Purchased Foreign Exchange Options	—	493,505	—	493,505
Securities Lending Collateral	171,507,856	—	—	171,507,856
Repurchase Agreement	—	22,986,293	—	22,986,293
Total Investment Securities	$1,024,489,305	$59,511,331	$11,164,714	$1,095,165,350

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (K)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at June 30, 2014 (L)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2014 (K)
Common Stocks	$5,817,186	$—	$—	$—	$—	$1,977,166	$—	$—	$7,794,352	$1,977,166
Convertible Preferred Stocks	576,407	—	—	—	—	195,911	—	—	772,318	195,911
Preferred Stocks	1,566,420	—	—	—	—	1,031,624	—	—	2,598,044	1,031,624
Total	$7,960,013	$—	$—	$—	$—	$3,204,701	$—	$—	$11,164,714	$3,204,701

Quantitative Information about Significant Unobservable Inputs (Level 3):

Investment Securities	Fair Value at June 30, 2014	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stock	$ 7,794,352	Market Transaction Method Market Comparable Companies Discounted Cash Flow	Precedent Transaction of Preferred Stock Enterprise Value / Revenue Discount for Lack of Marketability Weighted Average Cost of Capital Perpetual Growth Rate	$ 19.1012 6.7x 15.0% 16.0% 2.5%	$ 19.1012 16.7x 15.0% 18.0% 3.5%	$ 19.1012 12.3x 15.0% 17.0% 3.0%	Increase Increase Decrease Decrease Increase
Convertible Preferred Stocks	$ 772,318	Market Transaction Method Market Comparable Companies Discounted Cash Flow	Precedent Transaction of Preferred Stock Enterprise Value / Revenue Discount for Lack of Marketability Weighted Average Cost of Capital Perpetual Growth Rate	$ 19.1012 6.7x 15.0% 16.0% 2.5%	$ 19.1012 16.7x 15.0% 18.0% 3.5%	$ 19.1012 12.3x 15.0% 17.0% 3.0%	Increase Increase Decrease Decrease Increase
Preferred Stocks	$ 2,598,044	Market Comparable Companies Merger & Acquisition Transaction Discounted Cash Flow Market Transaction Method	Enterprise Value / Revenue Discount for Lack of Marketability Sale / Merger Scenario Weighted Average Cost of Capital Perpetual Growth Rate Issuance Price of Preferred Shares	0.9x 15.0% $ 0.17 31.5% 5.0% $ 6.13	1.7x 15.0% $ 0.17 33.5% 6.0% $ 6.13	0.9x 15.0% $ 0.17 32.5% 5.5% $ 6.13	Increase Decrease Decrease Decrease Increase Increase

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $11,164,714, or 1.21% of the portfolio’s net assets.
(B)	Illiquid. Total aggregate fair value of illiquid securities is $11,658,219, or 1.26% of the portfolio’s net assets.
(C)	Restricted security. At June 30, 2014, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets

Convertible Preferred Stocks	Better Place	01/25/2010	$2,581,158	$0	0.00%

Convertible Preferred Stocks	Dropbox, Inc.	05/25/2012	379,619	772,318	0.08

Preferred Stocks	Better Place - Series C	11/11/2011	1,973,406	0	0.00

Preferred Stocks	Peixe Urbano, Inc.	12/02/2011	2,164,319	1,315	0.00	(M)

Preferred Stocks	Palantir Technologies, Inc. - Series G	07/19/2012	1,296,247	2,596,729	0.28

Common Stocks	Dropbox, Inc.	05/01/2012	3,831,172	7,794,352	0.85

			$12,225,921	$11,164,714	1.21%

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Non-income producing security.
(E)	Percentage rounds to less than 0.1%.
(F)	All or a portion of this security is on loan. The value of all securities on loan is $167,461,032. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Cash in the amount of $510,000 has been segregated by the broker with the custodian as collateral for open options contracts.
(H)	Rate shown reflects the yield at June 30, 2014.
(I)	Aggregate cost for federal income tax purposes is $935,882,730. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $210,901,498 and $51,618,878, respectively. Net unrealized appreciation for tax purposes is $159,282,620.
(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(K)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(L)	Total aggregate fair value of Level 3 securities is 1.21% of the portfolio’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement are disclosed in the table above.
(M)	Percentage rounds to less than 0.01%.

DEFINITIONS:

ADR	American Depositary Receipt
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC

CURRENCY ABBREVIATION:

CNY	Chinese Yuan Renminbi
USD	United States Dollar

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Mid-Cap Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment securities, at value (cost: $912,896,437) (including securities loaned of $167,461,032)	$1,072,179,057
Repurchase agreement, at value (cost: $22,986,293)	22,986,293
Foreign currency, at value (cost: $60,143)	60,375
Receivables:
Shares sold	899,074
Interest	6
Dividends	300,155
Dividend reclaims	3,776
Securities lending income (net)	92,959
Prepaid expenses	13,208

Total assets	1,096,534,903

Liabilities:
Cash deposit due to broker	510,000
Accounts payable and accrued liabilities:
Shares redeemed	548,844
Management and advisory fees	607,972
Distribution and service fees	24,643
Administration fees	18,999
Transfer agent fees	2,417
Trustees fees	773
Audit and tax fees	8,608
Custody fees	4,889
Legal fees	11,818
Printing and shareholder reports fees	121,047
Other	4,630
Collateral for securities on loan	171,507,856

Total liabilities	173,372,496

Net assets	$923,162,407

Net assets consist of:
Capital stock ($0.01 par value)	$243,229
Additional paid-in capital	622,864,169
Undistributed (distributions in excess of) net investment income (loss)	2,914,231
Undistributed (accumulated) net realized gain (loss)	137,856,831
Net unrealized appreciation (depreciation) on:
Investment securities	159,282,620
Translation of assets and liabilities denominated in foreign currencies	1,327

Net assets	$923,162,407

Net assets by class:
Initial Class	$802,683,556
Service Class	120,478,851

Shares outstanding:
Initial Class	21,087,107
Service Class	3,235,793

Net asset value and offering price per share:
Initial Class	$38.07
Service Class	37.23

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income (net of withholding taxes on foreign dividends of $167,248)	$6,190,479
Interest income	1,324
Securities lending income (net)	798,474

Total investment income	6,990,277

Expenses:
Management and advisory	3,690,218
Distribution and service:
Service Class	146,920
Administration	115,326
Transfer agent	7,294
Trustees	16,467
Audit and tax	13,658
Custody	85,284
Legal	17,571
Printing and shareholder reports	102,143
Other	35,033

Total expenses	4,229,914

Net investment income (loss)	2,760,363

Net realized gain (loss) on transactions from:
Investment securities	78,356,593
Foreign currency transactions	(6,882)

Net realized gain (loss)	78,349,711

Net change in unrealized appreciation (depreciation) on:
Investment securities	(80,268,092)
Translation of assets and liabilities denominated in foreign currencies	784

Net change in unrealized appreciation (depreciation)	(80,267,308)

Net realized and change in unrealized gain (loss)	(1,917,597)

Net increase (decrease) in net assets resulting from operations	$842,766

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Mid-Cap Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$2,760,363	$(675,734)
Net realized gain (loss)	78,349,711	60,706,958
Net change in unrealized appreciation (depreciation)	(80,267,308)	214,645,025
Net increase (decrease) in net assets resulting from operations	842,766	274,676,249

Distributions to shareholders:
Net investment income:
Initial Class	—	(6,011,256)
Service Class	—	(597,695)
Total distributions from net investment income	—	(6,608,951)
Net realized gains:
Initial Class	—	(15,046,575)
Service Class	—	(2,056,892)
Total distributions from net realized gains	—	(17,103,467)
Total distributions to shareholders	—	(23,712,418)

Capital share transactions:
Proceeds from shares sold:
Initial Class	31,128,052	38,206,880
Service Class	11,490,822	30,599,192
	42,618,874	68,806,072
Dividends and distributions reinvested:
Initial Class	—	21,057,831
Service Class	—	2,654,587
	—	23,712,418
Cost of shares redeemed:
Initial Class	(68,637,439)	(84,687,553)
Service Class	(9,349,337)	(31,174,748)
	(77,986,776)	(115,862,301)
Net increase (decrease) in net assets resulting from capital share transactions	(35,367,902)	(23,343,811)
Net increase (decrease) in net assets	(34,525,136)	227,620,020

Net assets:
Beginning of period/year	957,687,543	730,067,523
End of period/year	$923,162,407	$957,687,543
Undistributed (distributions in excess of) net investment income (loss)	$2,914,231	$153,868

Share activity:
Shares issued:
Initial Class	809,368	1,152,719
Service Class	307,906	939,924
	1,117,274	2,092,643
Shares issued-reinvested from dividends and distributions:
Initial Class	—	629,908
Service Class	—	81,007
	—	710,915
Shares redeemed:
Initial Class	(1,844,341)	(2,611,980)
Service Class	(255,354)	(978,824)
	(2,099,695)	(3,590,804)
Net increase (decrease) in shares outstanding:
Initial Class	(1,034,973)	(829,353)
Service Class	52,552	42,107
	(982,421)	(787,246)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Mid-Cap Growth VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$37.94		$28.05	$27.13	$29.20	$21.82	$13.59
Investment operations
Net investment income (loss) (A)	0.12		(0.02)	0.26	0.01	0.09	0.03
Net realized and unrealized gain (loss)	0.01		10.87	2.14	(1.98)	7.32	8.20
Total investment operations	0.13		10.85	2.40	(1.97)	7.41	8.23
Distributions
Net investment income	—		(0.27)	—	(0.10)	(0.03)	—
Net realized gains	—		(0.69)	(1.48)	—	—	—
Total distributions	—		(0.96)	(1.48)	(0.10)	(0.03)	—
Net asset value
End of period/year	$38.07		$37.94	$28.05	$27.13	$29.20	$21.82
Total return (B)	0.34	%(C)	39.14%	9.08%	(6.77)%	33.90%	60.56%
Net assets end of period/year (000’s)	$802,683		$839,396	$643,715	$648,157	$550,593	$437,513
Ratio and supplemental data
Expenses to average net assets	0.89	%(D)	0.88%	0.90%	0.89%	0.90%	0.93%
Net investment income (loss) to average net assets	0.63	%(D)	(0.05)%	0.92%	0.04%	0.37%	0.16%
Portfolio turnover rate	24	%(C)	49%	31%	41%	43%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Mid-Cap Growth VP

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Service Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010		December 31, 2009
Net asset value
Beginning of period/year	$37.16		$27.49	$26.69	$28.77	$21.52		$13.44
Investment operations
Net investment income (loss) (A)	0.07		(0.10)	0.19	(0.05)	0.04		(0.01)
Net realized and unrealized gain (loss)	—		10.66	2.09	(1.96)	7.21		8.09
Total investment operations	0.07		10.56	2.28	(2.01)	7.25		8.08
Distributions
Net investment income	—		(0.20)	—	(0.07)	—	(B)	—
Net realized gains	—		(0.69)	(1.48)	—	—		—
Total distributions	—		(0.89)	(1.48)	(0.07)	—	(B)	—
Net asset value
End of period/year	$37.23		$37.16	$27.49	$26.69	$28.77		$21.52
Total return (C)	0.19	%(D)	38.83%	8.78%	(7.01)%	33.58%		60.12%
Net assets end of period/year (000’s)	$120,479		$118,292	$86,353	$85,691	$27,104		$10,729
Ratio and supplemental data
Expenses to average net assets	1.14	%(E)	1.13%	1.15%	1.14%	1.15%		1.18%
Net investment income (loss) to average net assets	0.39	%(E)	(0.30)%	0.66%	(0.19)%	0.19%		(0.60)%
Portfolio turnover rate	24	%(D)	49%	31%	41%	43%		35%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Morgan Stanley Mid-Cap Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2014, if any, are listed in the Schedule of Investments.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

The underlying face amounts of open options at June 30, 2014, if any, are listed in the Schedule of Investments.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2014 of $22,324 are included in Net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to,

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities for which significant unobservable inputs (Level 3), GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to the total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolio’s Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2014:

	Market Value	% of Net Assets
Transamerica Asset Allocation – Growth VP	$23,053,342	2.50%
Transamerica Asset Allocation – Moderate Growth VP	75,460,782	8.17
Transamerica BlackRock Tactical Allocation VP	40,991,347	4.44
Total	$139,505,471	15.11%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $1 billion	0.800%
Over $1 billion	0.775%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
1.00%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there are no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with affiliates of the adviser or sub adviser for the period ended June 30, 2014 was $1,671.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$217,074,578
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	256,972,547
U.S. Government	—

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at December 31, 2013	Ending number of positions at June 30, 2014	Average number of positions (A)
Purchased options and swaptions	—	2	1	(B)

(A)	Calculated based on positions held at each month end during the current period.
(B)	Although there were no open positions at the beginning and/or the end of the period the Portfolio periodically invested in this derivative during the period.

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts	Total
Asset derivatives
Purchased options and swaptions, at value (A) (B)	$493,505	$493,505
Total gross amount of assets (C)	$493,505	$493,505

(A)	Included within Investment securities, at value.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

The following table presents the Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2014:

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Financial Assets and Derivative Assets, and Collateral Received as of June 30, 2014:

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Received (B)	Net Amount (not less than $0)
Royal Bank of Scotland PLC	$493,505	$—	$(493,505)	$—
Total	$493,505	$—	$(493,505)	$—

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts	Total
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options and swaptions (A)	$(888,489)	$(888,489)
Total	$(888,489)	$(888,489)

(A)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.

For non-exchange traded derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Mid-Cap Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Morgan Stanley Mid-Cap Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Morgan Stanley Investment Management Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-, 5- and 10-year periods and below the median for the past 3-year period. The Board also noted that the performance of the Initial Class of the Portfolio was above its benchmark for the past 1- and 5-year periods and below its benchmark for the past 3- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to monitor and report to the Board on the performance of the Portfolio. The Board also noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Mid-Cap Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Morgan Stanley Mid-Cap Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)
Transamerica Multi-Managed Balanced VP
Initial Class	$1,000.00	$1,060.40	$3.98	$1,020.90	$3.91	0.78%
Service Class	1,000.00	1,059.00	5.26	1,019.70	5.16	1.03

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	60.6%
Corporate Debt Securities	12.3
U.S. Government Obligations	7.8
U.S. Government Agency Obligations	6.5
Short-Term U.S. Government Obligations	5.1
Asset-Backed Securities	4.9
Mortgage-Backed Securities	4.8
Securities Lending Collateral	4.4
Repurchase Agreement	1.8
Foreign Government Obligations	0.6
Preferred Corporate Debt Security	0.3
Municipal Government Obligations	0.2
Preferred Stocks	0.1
Other Assets and Liabilities - Net ^	(9.4)
Total	100.0%

^	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 7.8%
U.S. Treasury Bond
2.75%, 08/15/2042 - 11/15/2042	$ 565,000	$ 505,279
3.63%, 02/15/2044	9,172,100	9,679,427
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	558,333	704,460
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2023	534,019	532,183
0.63%, 01/15/2024	4,561,481	4,726,834
U.S. Treasury Note
0.25%, 11/30/2014	1,717,700	1,718,841
0.38%, 03/31/2016	1,015,000	1,015,198
0.88%, 04/15/2017 (A)	3,700,000	3,708,961
0.88%, 04/30/2017	2,001,600	2,005,197
1.00%, 11/30/2019	2,860,000	2,749,175
1.25%, 11/30/2018	4,981,700	4,936,556
1.63%, 03/31/2019 - 11/15/2022	5,425,100	5,433,263
2.50%, 05/15/2024 (A)	5,726,200	5,718,149
2.75%, 02/15/2024	4,426,600	4,527,234

Total U.S. Government Obligations (cost $47,563,805)		47,960,757

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.5%
Fannie Mae
2.05%, 02/01/2043 (B)	560,651	576,046
3.33%, 10/25/2023 (B)	245,000	254,508
3.34%, 06/01/2041 (B)	137,428	144,907
3.50%, 09/01/2041 (B)	153,658	162,860
3.50%, 07/01/2028 - 01/01/2029	1,139,636	1,212,658
4.50%, 02/01/2025 - 06/01/2026	1,146,241	1,227,936
5.00%, 05/01/2018	94,959	100,760
5.50%, 04/01/2037 - 04/01/2041	1,178,745	1,322,175
6.00%, 08/01/2036 - 06/01/2041	1,359,165	1,533,065
6.50%, 05/01/2040	562,120	633,815
Fannie Mae, TBA
3.50%	12,691,000	13,173,790
4.00%	4,289,000	4,551,701
4.50%	4,145,000	4,488,906
5.00%	3,292,000	3,655,663
Freddie Mac
5.00%, 04/01/2018 - 02/01/2024	239,383	255,605
5.50%, 09/01/2018 - 06/01/2041	899,902	987,103
6.00%, 12/01/2037	215,791	245,305
FREMF Mortgage Trust
Series 2012-K23, Class B
3.78%, 10/25/2045 - 144A (B)	160,000	162,064
Series 2012-K711, Class B
3.68%, 08/25/2045 - 144A (B)	205,000	212,557
Ginnie Mae, IO
1.00%, 02/16/2053 (B)	1,252,978	93,911
Ginnie Mae, TBA
3.00%	1,137,000	1,145,527
3.50%	1,646,000	1,714,541
4.00%	1,071,000	1,143,962
4.50%	1,046,631	1,139,724

Total U.S. Government Agency Obligations (cost $39,714,568)		40,139,089

	Principal		Value
FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Brazilian Government International Bond
4.25%, 01/07/2025		$ 430,000	$ 435,805
Colombia Government International Bond
4.00%, 02/26/2024		305,000	314,455
Indonesia Government International Bond,
Series MTN
5.38%, 10/17/2023 - 144A		400,000	424,500
Mexico Government International Bond
4.00%, 10/02/2023 (A)		800,000	840,800
Peruvian Government International Bond
7.35%, 07/21/2025		160,000	212,000
South Africa Government Bond
8.00%, 12/21/2018	ZAR	8,385,000	801,191
Turkey Government International Bond
5.75%, 03/22/2024 (A)		$ 520,000	568,100

Total Foreign Government Obligations (cost $3,466,077)			3,596,851

MORTGAGE-BACKED SECURITIES - 4.8%
BAMLL Commercial Mortgage Securities Trust
Series 2012-CLRN, Class A
1.30%, 08/15/2029 - 144A (B)		154,000	154,103
Banc of America Commercial Mortgage Trust
Series 2007-3, Class A1A
5.78%, 06/10/2049 (B)		517,458	559,983
BB-UBS Trust
Series 2012-TFT, Class A
2.89%, 06/05/2030 - 144A		590,000	579,494
Series 2012-TFT, Class C
3.58%, 06/05/2030 - 144A (B)		610,000	589,325
BB-UBS Trust, IO
Series 2012-SHOW, Class XA
0.73%, 11/05/2036 - 144A (B)		3,935,000	217,983
BCAP LLC Trust
Series 2009-RR10, Class 2A1
2.79%, 08/26/2035 - 144A (B)		292,832	289,744
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 - 144A (B)		84,730	85,019
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 - 144A (B)		334,291	357,188
Series 2009-RR6, Class 2A1
2.72%, 08/26/2035 - 144A (B)		246,425	228,896
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A (B)		351,912	361,424
Series 2010-RR6, Class 1A5
5.00%, 08/26/2022 - 144A (B)		19,303	19,379
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A
5.19%, 12/11/2038		432,964	470,479
Series 2007-PW15, Class A1A
5.32%, 02/11/2044		323,163	352,757
Series 2007-PW17, Class A1A
5.65%, 06/11/2050 (B)		564,787	623,219
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3
3.75%, 03/10/2047		185,000	190,478

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2014-GC19, Class A4
4.02%, 03/10/2047	$ 285,000	$ 301,466
COMM Mortgage Trust
Series 2010-RR1, Class GEB
5.54%, 12/11/2049 - 144A (B)	120,000	128,552
Series 2013-CR11, Class AM
4.72%, 10/10/2046 (B)	90,000	98,924
Series 2013-GAM, Class A2
3.37%, 02/10/2028 - 144A	170,000	169,896
Series 2014-CR14, Class B
4.76%, 02/10/2047 (B)	195,000	210,231
Series 2014-UBS2, Class A5
3.96%, 03/10/2047	205,000	215,950
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 - 144A	490,000	482,532
Commercial Mortgage Trust
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (B)	150,000	165,767
Credit Suisse Commercial Mortgage Trust
Series 2007-C4, Class A3
6.05%, 09/15/2039 (B)	155,176	155,871
Credit Suisse Mortgage Capital Certificates
Series 2007-TF2A, Class A3
0.42%, 04/15/2022 - 144A (B)	168,059	165,416
Series 2009-11R, Class 5A1
4.43%, 08/26/2036 - 144A (B)	1,360,236	1,386,171
CSMC Trust
Series 2009-16R, Class 11A1
7.00%, 08/26/2036 - 144A	33,544	33,761
Series 2010-15R, Class 2A1
3.50%, 05/26/2036 - 144A (B)	177,886	183,695
Series 2010-18R, Class 3A1
4.00%, 03/26/2037 - 144A	98,566	100,545
Series 2010-1R, Class 28A1
5.00%, 02/27/2047 - 144A	603,359	623,142
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 - 144A (B)	635,000	678,930
Series 2013-8R, Class 3A1
0.30%, 03/27/2036 - 144A (B)	1,041,172	1,016,039
Series 2014-4R, Class 21A1
0.51%, 12/27/2035 - 144A (B)	1,290,000	1,221,400
DBRR Trust
Series 2011-C32, Class A3A
5.93%, 06/17/2049 - 144A (B)	150,000	161,184
Series 2013-EZ3, Class A
1.64%, 12/18/2049 - 144A (B)	231,185	232,919
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-RMP1, Class A2
0.30%, 12/25/2036 (B)	252,386	204,874
Extended Stay America Trust
Series 2013-ESH7, Class A27
2.96%, 12/05/2031 - 144A	215,000	218,131
GS Mortgage Securities Corp. II
Series 2013-KING, Class E
3.55%, 12/10/2027 - 144A (B)	440,000	414,800

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II, IO
Series 2013-KYO, Class XB1
3.25%, 11/08/2029 - 144A (B)	$ 2,900,000	$ 88,402
Hilton USA Trust, IO
Series 2013-HLT, Class X1FX
1.82%, 11/05/2030 - 144A (B)	20,000,000	165,340
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A
2.66%, 12/26/2037 - 144A (B)	213,064	213,014
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	139,328	149,432
Series 2009-R7, Class 12A1
2.62%, 08/26/2036 - 144A (B)	112,745	111,350
Series 2009-R7, Class 1A1
2.37%, 02/26/2036 - 144A (B)	401,781	396,559
Series 2009-R7, Class 4A1
2.59%, 09/26/2034 - 144A (B)	253,455	249,617
Series 2009-R9, Class 1A1
2.38%, 08/26/2046 - 144A (B)	193,636	195,804
Series 2010-R3, Class 1A1
2.75%, 03/21/2036 - 144A (B)	126,869	127,569
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A1A
4.16%, 01/12/2039 - 144A	72,665	72,793
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14, Class AM
5.62%, 12/12/2044 (B)	70,000	74,379
Series 2007-CB18, Class A1A
5.43%, 06/12/2047 (B)	639,000	698,984
Series 2007-CB20, Class AM
6.08%, 02/12/2051 (B)	460,000	517,225
Series 2007-LD12, Class A1A
5.85%, 02/15/2051 (B)	577,637	646,567
Series 2007-LDPX, Class A1A
5.44%, 01/15/2049	491,811	540,621
Series 2008-C2, Class ASB
6.13%, 02/12/2051 (B)	320,602	341,355
Series 2010-C1, Class B
5.95%, 06/15/2043 - 144A	420,000	487,423
JPMorgan Re-REMIC Trust
Series 2009-7, Class 8A1
2.94%, 01/27/2047 - 144A (B)	108,735	109,970
Series 2010-4, Class 7A1
1.87%, 08/26/2035 - 144A (B)	212,866	212,721
Series 2014-2, Class 6A1
3.04%, 05/25/2037 - 144A	1,492,863	1,503,272
LB-UBS Commercial Mortgage Trust
Series 2004-C8, Class C
4.93%, 12/15/2039 (B)	685,000	691,410
Series 2005-C2, Class AJ
5.21%, 04/15/2030 (B)	165,000	169,761
Series 2007-C7, Class AM
6.37%, 09/15/2045 (B)	145,000	165,171
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class AJ
5.46%, 11/12/2037 (B)	400,000	419,219
Series 2007-C1, Class A1A
6.03%, 06/12/2050 (B)	185,888	201,230

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class A2FX
5.77%, 04/12/2049 (B)	$ 167,167	$ 170,900
Series 2007-HQ12, Class AM
5.77%, 04/12/2049 (B)	570,000	622,402
Series 2007-IQ13, Class A1A
5.31%, 03/15/2044	619,900	677,887
Series 2007-IQ13, Class AM
5.41%, 03/15/2044	140,000	152,532
Series 2007-IQ14, Class A1A
5.67%, 04/15/2049 (B)	183,126	200,055
Series 2007-IQ15, Class AM
6.11%, 06/11/2049 (B)	195,000	214,887
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXB2
1.00%, 03/27/2051 - 144A	140,000	138,425
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	188,953	190,015
Series 2014-R3, Class A2
3.00%, 07/26/2048 (B) (C)	1,260,000	1,250,944
Motel 6 Trust
Series 2012-MTL6, Class B
2.74%, 10/05/2025 - 144A	385,000	389,361
Series 2012-MTL6, Class C
3.14%, 10/05/2025 - 144A	768,000	776,380
New Residential Mortgage Loan Trust
Series 2014-1A, Class A
3.75%, 01/25/2054 - 144A (B)	492,188	509,231
SCG Trust
Series 2013-SRP1, Class A
1.55%, 11/15/2026 - 144A (B)	295,000	296,215
Series 2013-SRP1, Class AJ
2.10%, 11/15/2026 - 144A (B)	190,000	190,598
STRIPS, Ltd.
Series 2012-1A, Class A
1.50%, 12/25/2044 - 144A (C)	323,150	319,918
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class B
5.41%, 07/15/2042 (B)	430,000	440,997
Series 2006-WL7A, Class H
0.55%, 09/15/2021 - 144A (B)	240,000	233,483
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 - 144A	161,255	161,320

Total Mortgage-Backed Securities (cost $28,995,748)		29,134,405

ASSET-BACKED SECURITIES - 4.9%
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class C
3.44%, 10/08/2017	230,000	236,345
Series 2012-2, Class C
2.64%, 10/10/2017	160,000	163,866
Series 2012-3, Class C
2.42%, 05/08/2018	160,000	163,586
Series 2012-5, Class C
1.69%, 11/08/2018	310,000	313,086
Series 2013-4, Class B
1.66%, 09/10/2018	200,000	201,365
Series 2013-4, Class C
2.72%, 09/09/2019	100,000	102,460

	Principal	Value
ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust (continued)
Series 2013-4, Class D
3.31%, 10/08/2019	$ 115,000	$ 119,188
Series 2013-5, Class B
1.52%, 01/08/2019	90,000	90,221
Series 2013-5, Class C
2.29%, 11/08/2019	50,000	50,593
Series 2014-1, Class B
1.68%, 07/08/2019	183,000	183,593
Chrysler Capital Auto Receivables Trust
Series 2013-BA, Class A3
0.85%, 05/15/2018 - 144A	260,000	260,798
Series 2013-BA, Class A4
1.27%, 03/15/2019 - 144A	180,000	180,627
Series 2013-BA, Class B
1.78%, 06/17/2019 - 144A	80,000	80,356
Series 2013-BA, Class C
2.24%, 09/16/2019 - 144A	80,000	80,309
Series 2013-BA, Class D
2.89%, 10/15/2020 - 144A	80,000	81,166
Series 2014-AA, Class B
1.76%, 08/15/2019 - 144A	95,000	95,074
Series 2014-AA, Class C
2.28%, 11/15/2019 - 144A	120,000	120,176
Credit Acceptance Auto Loan Trust
Series 2012-1A, Class A
2.20%, 09/16/2019 - 144A	309,607	311,368
Series 2013-1A, Class A
1.21%, 10/15/2020 - 144A	250,000	250,612
Series 2013-2A, Class A
1.50%, 04/15/2021 - 144A	250,000	251,801
DT Auto Owner Trust
Series 2012-1A, Class D
4.94%, 07/16/2018 - 144A	250,000	254,864
Ford Credit Auto Owner Trust
Series 2013-B, Class D
1.82%, 11/15/2019	170,000	172,641
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class C
2.86%, 01/15/2019	100,000	103,644
Series 2012-2, Class D
3.50%, 01/15/2019	100,000	105,006
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T2, Class A2
1.15%, 05/16/2044 - 144A	525,000	525,105
Series 2013-T4, Class AT4
1.18%, 08/15/2044 - 144A	465,000	465,139
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	450,000	453,600
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A	610,000	610,305
HSBC Home Equity Loan Trust
Series 2006-3, Class M1
0.41%, 03/20/2036 (B)	1,000,000	964,724
Hyundai Auto Receivables Trust
Series 2012-A, Class D
2.61%, 05/15/2018	125,000	129,097

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust
Series 2008-3, Class A4
1.88%, 11/25/2024 (B)	$ 265,000	$ 278,319
Series 2014-2A, Class A3
1.00%, 07/27/2037 - 144A (B)	215,000	213,785
Prestige Auto Receivables Trust
Series 2013-1A, Class A2
1.09%, 02/15/2018 - 144A	144,224	144,505
Series 2013-1A, Class A3
1.33%, 05/15/2019 - 144A	130,000	130,381
Series 2014-1A, Class A2
0.97%, 03/15/2018 - 144A	280,000	280,058
Santander Drive Auto Receivables Trust
Series 2012-2, Class C
3.20%, 02/15/2018	625,000	639,099
Series 2012-3, Class C
3.01%, 04/16/2018	485,000	497,315
Series 2012-4, Class C
2.94%, 12/15/2017	200,000	204,949
Series 2012-5, Class C
2.70%, 08/15/2018	170,000	174,750
Series 2012-6, Class C
1.94%, 03/15/2018	225,000	228,471
Series 2012-AA, Class B
1.21%, 10/16/2017 - 144A	480,000	481,368
Series 2012-AA, Class C
1.78%, 11/15/2018 - 144A	1,025,000	1,032,418
Series 2013-2, Class B
1.33%, 03/15/2018	490,000	493,258
Series 2013-3, Class B
1.19%, 05/15/2018	460,000	461,512
Series 2013-4, Class B
2.16%, 01/15/2020	270,000	276,519
Series 2013-4, Class C
3.25%, 01/15/2020	230,000	240,037
Series 2013-5, Class B
1.55%, 10/15/2018	690,000	694,057
Series 2013-5, Class C
2.25%, 06/17/2019	330,000	333,050
Series 2013-A, Class B
1.89%, 10/15/2019 - 144A	365,000	370,091
Series 2013-A, Class C
3.12%, 10/15/2019 - 144A	140,000	144,513
Series 2013-A, Class D
3.78%, 10/15/2019 - 144A	90,000	94,755
Series 2014-1, Class B
1.59%, 10/15/2018	750,000	753,785
Series 2014-1, Class C
2.36%, 04/15/2020	330,000	335,428
Scholar Funding Trust
Series 2013-A, Class A
0.80%, 01/30/2045 - 144A (B)	654,712	653,908
SLM Private Credit Student Loan Trust
Series 2002-A, Class A2
0.78%, 12/16/2030 (B)	270,537	265,638
Series 2004-B, Class A2
0.43%, 06/15/2021 (B)	393,157	389,704
Series 2005-B, Class A2
0.41%, 03/15/2023 (B)	542,439	537,117

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SLM Private Education Loan Trust
Series 2011-A, Class A3
2.65%, 01/15/2043 - 144A (B)	$ 295,000	$ 314,922
Series 2011-B, Class A2
3.74%, 02/15/2029 - 144A	100,000	105,655
Series 2011-B, Class A3
2.40%, 06/16/2042 - 144A (B)	115,000	122,955
Series 2011-C, Class A2A
3.40%, 10/17/2044 - 144A (B)	200,000	215,160
Series 2011-C, Class A2B
4.54%, 10/17/2044 - 144A	280,000	301,171
Series 2012-A, Class A1
1.55%, 08/15/2025 - 144A (B)	87,312	88,472
Series 2012-A, Class A2
3.83%, 01/17/2045 - 144A	150,000	157,997
Series 2012-B, Class A2
3.48%, 10/15/2030 - 144A	550,000	576,505
Series 2012-C, Class A1
1.25%, 08/15/2023 - 144A (B)	373,094	375,905
Series 2012-C, Class A2
3.31%, 10/15/2046 - 144A	555,000	579,822
Series 2012-D, Class A2
2.95%, 02/15/2046 - 144A	760,000	788,974
Series 2012-E, Class A1
0.90%, 10/16/2023 - 144A (B)	187,814	188,599
Series 2012-E, Class A2B
1.90%, 06/15/2045 - 144A (B)	700,000	723,645
Series 2013-A, Class A1
0.75%, 08/15/2022 - 144A (B)	123,768	123,998
Series 2013-A, Class A2A
1.77%, 05/17/2027 - 144A	930,000	922,945
Series 2013-A, Class A2B
1.20%, 05/17/2027 - 144A (B)	620,000	625,710
Series 2013-A, Class B
2.50%, 03/15/2047 - 144A	105,000	100,434
Series 2013-B, Class A1
0.80%, 07/15/2022 - 144A (B)	570,985	572,465
Series 2013-B, Class A2A
1.85%, 06/17/2030 - 144A	1,375,000	1,358,270
Series 2013-B, Class B
3.00%, 05/16/2044 - 144A	100,000	97,012
Series 2013-C, Class A1
1.00%, 02/15/2022 - 144A (B)	437,307	439,483
Series 2013-C, Class A2A
2.94%, 10/15/2031 - 144A	395,000	406,957
Series 2013-C, Class A2B
1.55%, 10/15/2031 - 144A (B)	205,000	209,768
Series 2014-A, Class A1
0.75%, 07/15/2022 - 144A (B)	236,915	237,382
SLM Student Loan Trust
Series 2005-2, Class A5
0.32%, 04/27/2020 (B)	102,656	102,337
Series 2008-5, Class A4
1.93%, 07/25/2023 (B)	225,000	235,980
Series 2013-6, Class A3
0.80%, 06/26/2028 (B)	540,000	542,833
SpringCastle America Funding LLC
Series 2013-1A, Class A
3.75%, 04/03/2021 - 144A	683,673	689,485

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
World Financial Network Credit Card Master Trust
Series 2010-A, Class B
6.75%, 04/15/2019	$ 230,000	$ 241,555
Series 2012-C, Class A
2.23%, 08/15/2022	460,000	463,739
Series 2012-D, Class A
2.15%, 04/17/2023	595,000	591,626

Total Asset-Backed Securities (cost $29,683,053)		29,971,266

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
Los Angeles Community College District
(General Obligation Unlimited)
6.60%, 08/01/2042	55,000	75,412
Metropolitan Transportation Authority
(Revenue Bonds)
Series E
6.81%, 11/15/2040	60,000	81,450
Municipal Electric Authority of Georgia
(Revenue Bonds)
6.64%, 04/01/2057	50,000	60,972
New Jersey State Turnpike Authority
(Revenue Bonds)
Series F
7.41%, 01/01/2040	71,000	102,315
New York City Water & Sewer System
(Revenue Bonds)
5.88%, 06/15/2044	55,000	70,017
New York State Dormitory Authority
(Revenue Bonds)
Series H
5.39%, 03/15/2040	55,000	65,630
Port Authority of New York & New Jersey
(Revenue Bonds)
4.96%, 08/01/2046	95,000	107,335
State of California
(General Obligation Unlimited)
7.60%, 11/01/2040	260,000	393,884
State of Illinois
(General Obligation Unlimited)
5.10%, 06/01/2033	250,000	250,505
University of California
(Revenue Bonds)
4.86%, 05/15/2112	50,000	50,731

Total Municipal Government Obligations (cost $1,179,593)		1,258,251

PREFERRED CORPORATE DEBT SECURITY - 0.3%
Insurance - 0.3%
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A (B)	1,545,000	1,664,738

Total Preferred Corporate Debt Security (cost $1,684,008)		1,664,738

CORPORATE DEBT SECURITIES - 12.3%
Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	295,000	316,616
5.10%, 01/15/2044	215,000	232,642

	Principal	Value
Airlines - 0.0% (D)
United Continental Holdings, Inc.
6.00%, 07/15/2028	$ 120,000	$ 115,500
Automobiles - 0.0% (D)
General Motors Co.
4.88%, 10/02/2023 - 144A (A)	135,000	142,088
6.25%, 10/02/2043 - 144A	80,000	91,800
Beverages - 0.1%
Anheuser-Busch InBev Finance, Inc.
2.15%, 02/01/2019	205,000	206,248
3.70%, 02/01/2024	285,000	292,497
Biotechnology - 0.1%
Amgen, Inc.
5.15%, 11/15/2041	155,000	166,321
5.65%, 06/15/2042	125,000	142,577
Capital Markets - 0.7%
Bank of New York Mellon Corp., Series MTN
2.10%, 01/15/2019	205,000	206,222
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	275,000	279,272
2.90%, 07/19/2018	365,000	376,049
3.63%, 02/07/2016 - 01/22/2023	479,000	487,516
5.75%, 01/24/2022	84,000	97,203
6.25%, 02/01/2041	75,000	91,493
6.75%, 10/01/2037	80,000	96,243
Goldman Sachs Group, Inc., Series MTN
1.83%, 11/29/2023 (B)	195,000	200,983
Macquarie Group, Ltd.
6.25%, 01/14/2021 - 144A (A)	920,000	1,054,068
Morgan Stanley
3.45%, 11/02/2015	574,000	593,918
3.80%, 04/29/2016	150,000	157,489
Morgan Stanley, Series MTN
5.00%, 11/24/2025	275,000	293,306
5.45%, 01/09/2017	550,000	605,877
Chemicals - 0.3%
LyondellBasell Industries NV
5.00%, 04/15/2019 (A)	1,064,000	1,200,167
Monsanto Co.
4.40%, 07/15/2044 (E)	480,000	481,054
Commercial Banks - 2.5%
Barclays Bank PLC
10.18%, 06/12/2021 - 144A	1,610,000	2,226,968
BPCE SA
4.00%, 04/15/2024 (A)	250,000	255,212
5.15%, 07/21/2024 - 144A	205,000	216,420
Citigroup, Inc.
2.50%, 09/26/2018	227,000	230,700
2.55%, 04/08/2019	415,000	418,245
3.38%, 03/01/2023	591,000	588,739
4.45%, 01/10/2017	111,000	119,548
4.95%, 11/07/2043	75,000	80,085
6.68%, 09/13/2043	75,000	93,369
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.25%, 01/14/2019 (A)	265,000	268,373
11.00%, 06/30/2019 - 144A (B) (F)	1,655,000	2,222,152
Credit Agricole SA
2.50%, 04/15/2019 - 144A	544,000	549,015

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Commercial Banks (continued)
HSBC Bank Brasil SA - Banco Multiplo, Series MTN
4.00%, 05/11/2016 - 144A	$ 690,000	$ 715,875
HSBC Holdings PLC
4.25%, 03/14/2024 (A)	200,000	205,825
5.25%, 03/14/2044	201,000	215,231
Intesa Sanpaolo SpA
5.02%, 06/26/2024 - 144A	765,000	774,038
JPMorgan Chase & Co.
3.20%, 01/25/2023	42,000	41,701
3.25%, 09/23/2022	142,000	142,648
4.75%, 03/01/2015	340,000	349,777
4.85%, 02/01/2044	75,000	79,524
6.75%, 02/01/2024 (B) (F)	66,000	71,033
JPMorgan Chase & Co., Series MTN
1.35%, 02/15/2017 (A)	560,000	561,989
Macquarie Bank, Ltd.
1.65%, 03/24/2017 - 144A	365,000	367,121
Nordea Bank AB
4.25%, 09/21/2022 - 144A	1,930,000	1,999,540
Royal Bank of Scotland Group PLC
1.88%, 03/31/2017	318,000	320,833
6.00%, 12/19/2023	275,000	297,331
Societe Generale SA
5.00%, 01/17/2024 - 144A	275,000	287,605
UBS AG
7.63%, 08/17/2022	935,000	1,125,807
Wells Fargo & Co.
2.15%, 01/15/2019 (A)	134,000	135,215
4.13%, 08/15/2023 (A)	130,000	135,045
5.38%, 11/02/2043	280,000	308,011
5.90%, 06/15/2024 (B) (F)	178,000	188,814
Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
3.85%, 11/15/2024 - 144A	720,000	725,333
Communications Equipment - 0.0% (D)
Cisco Systems, Inc.
2.13%, 03/01/2019	225,000	226,748
Computers & Peripherals - 0.1%
Hewlett-Packard Co.
3.75%, 12/01/2020 (A)	275,000	287,443
Construction & Engineering - 0.0% (D)
Odebrecht Offshore Drilling Finance, Ltd.
6.75%, 10/01/2022 - 144A	192,840	206,435
Construction Materials - 0.2%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024 - 144A (E)	915,000	921,868
Consumer Finance - 0.1%
Discover Financial Services
3.85%, 11/21/2022	323,000	328,857
Diversified Financial Services - 0.5%
Bank of America Corp.
2.60%, 01/15/2019	240,000	242,823
4.10%, 07/24/2023	202,000	209,649
5.75%, 12/01/2017	320,000	360,934
Bank of America Corp., Series MTN
2.65%, 04/01/2019	969,000	982,178
Ford Motor Credit Co. LLC
4.38%, 08/06/2023 (A)	205,000	218,926
General Electric Capital Corp.
7.13%, 06/15/2022 (B) (F)	500,000	590,100

	Principal	Value
Diversified Financial Services (continued)
General Electric Capital Corp., Series MTN
6.88%, 01/10/2039	$ 80,000	$ 107,462
MassMutual Global Funding II
2.35%, 04/09/2019 - 144A	230,000	231,970
Diversified Telecommunication Services - 0.6%
AT&T, Inc.
2.30%, 03/11/2019	400,000	403,825
4.35%, 06/15/2045	155,000	146,927
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	220,000	234,025
Level 3 Financing, Inc.
8.13%, 07/01/2019	525,000	572,906
Sprint Capital Corp.
6.88%, 11/15/2028	175,000	176,750
Verizon Communications, Inc.
3.45%, 03/15/2021 (A)	185,000	191,180
3.65%, 09/14/2018	488,000	521,907
3.85%, 11/01/2042	747,000	657,706
4.50%, 09/15/2020	185,000	203,499
6.55%, 09/15/2043	493,000	620,411
Electric Utilities - 0.5%
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/2044 (A)	270,000	284,862
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	114,000	129,348
8.88%, 11/15/2018	65,000	82,512
Commonwealth Edison Co.
4.70%, 01/15/2044	175,000	190,989
Duke Energy Carolinas LLC
4.25%, 12/15/2041	183,000	186,288
Duke Energy Corp.
3.75%, 04/15/2024	46,000	47,247
Entergy Arkansas, Inc.
3.70%, 06/01/2024	267,000	277,197
Georgia Power Co.
3.00%, 04/15/2016	428,000	445,639
Jersey Central Power & Light Co.
7.35%, 02/01/2019	128,000	154,647
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	55,000	59,127
5.30%, 06/01/2042	75,000	88,212
Pacific Gas & Electric Co.
4.75%, 02/15/2044 (A)	79,000	84,097
PacifiCorp
3.60%, 04/01/2024 (A)	555,000	575,506
5.75%, 04/01/2037	150,000	185,614
Progress Energy, Inc.
4.88%, 12/01/2019	27,000	30,330
Energy Equipment & Services - 0.3%
Nabors Industries, Inc.
4.63%, 09/15/2021	185,000	200,389
Schlumberger Investment SA
3.65%, 12/01/2023	132,000	137,271
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	160,000	165,117
4.63%, 03/01/2034	145,000	153,791
Transocean, Inc.
6.00%, 03/15/2018	856,000	966,877
6.80%, 03/15/2038	140,000	159,677

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Energy Equipment & Services (continued)
Weatherford International, Ltd.
5.95%, 04/15/2042 (A)	$ 155,000	$ 175,784
Food & Staples Retailing - 0.1%
CVS Caremark Corp.
5.30%, 12/05/2043	54,000	61,045
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	191,000	182,961
4.30%, 04/22/2044	155,000	156,551
Food Products - 0.0% (D)
Mondelez International, Inc.
2.25%, 02/01/2019	255,000	256,746
Health Care Equipment & Supplies - 0.0% (D)
Boston Scientific Corp.
2.65%, 10/01/2018	251,000	256,581
Health Care Providers & Services - 0.3%
Aetna, Inc.
4.75%, 03/15/2044 (A)	58,000	60,974
Coventry Health Care, Inc.
5.45%, 06/15/2021	222,000	258,521
HCA, Inc.
7.25%, 09/15/2020	175,000	187,469
Tenet Healthcare Corp.
6.25%, 11/01/2018	210,000	233,100
UnitedHealth Group, Inc.
3.38%, 11/15/2021	78,000	80,084
WellPoint, Inc.
1.88%, 01/15/2018 (A)	306,000	308,148
2.30%, 07/15/2018	853,000	869,017
3.30%, 01/15/2023 (A)	100,000	99,881
Hotels, Restaurants & Leisure - 0.0% (D)
GLP Capital, LP / GLP Financing II, Inc.
4.38%, 11/01/2018 - 144A (A)	16,000	16,520
4.88%, 11/01/2020 - 144A	25,000	25,750
Industrial Conglomerates - 0.0% (D)
General Electric Co.
4.50%, 03/11/2044	152,000	158,375
Insurance - 1.8%
American International Group, Inc.
3.38%, 08/15/2020	417,000	433,319
3.80%, 03/22/2017 (A)	651,000	695,664
4.13%, 02/15/2024 (A)	221,000	232,632
8.18%, 05/15/2068 (B)	72,000	99,180
8.25%, 08/15/2018	1,585,000	1,969,218
American International Group, Inc., Series MTN
5.45%, 05/18/2017	200,000	223,124
Genworth Holdings, Inc.
7.63%, 09/24/2021	185,000	231,778
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	1,545,000	1,786,371
Lincoln National Corp.
8.75%, 07/01/2019	810,000	1,050,209
Metropolitan Life Global Funding I
1.30%, 04/10/2017 - 144A	825,000	826,902
3.88%, 04/11/2022 - 144A	750,000	794,314
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A	915,000	1,407,571
Principal Financial Group, Inc.
8.88%, 05/15/2019	445,000	574,526

	Principal	Value
Insurance (continued)
Prudential Financial, Inc., Series MTN
5.38%, 06/21/2020	$ 294,000	$ 337,094
7.38%, 06/15/2019	250,000	309,600
IT Services - 0.1%
International Business Machines Corp.
3.63%, 02/12/2024	370,000	379,639
MasterCard, Inc.
2.00%, 04/01/2019	224,000	224,911
3.38%, 04/01/2024	144,000	146,139
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	581,000	586,912
5.30%, 02/01/2044 (A)	29,000	32,188
Media - 0.6%
CBS Corp.
4.63%, 05/15/2018 (A)	89,000	97,448
5.75%, 04/15/2020	85,000	98,503
8.88%, 05/15/2019	261,000	338,361
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	550,000	592,625
Comcast Corp.
5.88%, 02/15/2018	412,000	474,953
COX Communications, Inc.
8.38%, 03/01/2039 - 144A	252,000	353,066
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
4.60%, 02/15/2021	285,000	311,172
5.00%, 03/01/2021	150,000	167,448
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 - 144A (F)	200,000	209,000
NBCUniversal Media LLC
4.38%, 04/01/2021	255,000	281,398
4.45%, 01/15/2043	209,000	209,680
5.15%, 04/30/2020	379,000	434,919
Metals & Mining - 0.2%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023 (A)	180,000	188,760
Freeport-McMoRan Copper & Gold, Inc.
3.88%, 03/15/2023 (A)	185,000	184,437
Novelis, Inc.
8.75%, 12/15/2020	395,000	438,450
Rio Tinto Finance USA PLC
2.88%, 08/21/2022 (A)	152,000	148,420
Multi-Utilities - 0.1%
CMS Energy Corp.
3.88%, 03/01/2024 (A)	87,000	90,404
4.88%, 03/01/2044	201,000	211,574
Dominion Resources, Inc.
1.95%, 08/15/2016	411,000	420,218
PG&E Corp.
2.40%, 03/01/2019	113,000	114,019
Oil, Gas & Consumable Fuels - 1.5%
Apache Corp.
4.25%, 01/15/2044 (A)	66,000	64,911
4.75%, 04/15/2043 (A)	85,000	89,079
BP Capital Markets PLC
2.24%, 05/10/2019 (A)	425,000	428,648
2.75%, 05/10/2023	356,000	341,968
3.25%, 05/06/2022	180,000	182,226
3.81%, 02/10/2024	255,000	263,454

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Continental Resources, Inc.
3.80%, 06/01/2024 - 144A (A)	$ 830,000	$ 838,968
Energy Transfer Partners, LP
5.95%, 10/01/2043	155,000	175,517
EOG Resources, Inc.
2.45%, 04/01/2020	371,000	373,871
Exxon Mobil Corp.
1.82%, 03/15/2019	640,000	644,515
Husky Energy, Inc.
4.00%, 04/15/2024	185,000	192,189
Kerr-McGee Corp.
6.95%, 07/01/2024	190,000	244,028
Kinder Morgan Energy Partners, LP
2.65%, 02/01/2019 (A)	323,000	326,905
4.15%, 02/01/2024 (A)	605,000	613,614
Laredo Petroleum, Inc.
7.38%, 05/01/2022	230,000	257,025
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 (A)	310,000	324,725
MEG Energy Corp.
6.50%, 03/15/2021 - 144A	180,000	190,800
Murphy Oil Corp.
2.50%, 12/01/2017	316,000	323,426
Nexen Energy ULC
5.88%, 03/10/2035	10,000	11,272
Noble Energy, Inc.
5.25%, 11/15/2043	110,000	121,265
6.00%, 03/01/2041	195,000	234,648
8.25%, 03/01/2019	195,000	245,830
Peabody Energy Corp.
6.25%, 11/15/2021 (A)	165,000	164,381
Petrobras Global Finance BV
6.25%, 03/17/2024	570,000	606,708
Petroleos Mexicanos
3.50%, 01/30/2023	190,000	185,535
Range Resources Corp.
5.75%, 06/01/2021	45,000	48,600
Shell International Finance BV
2.00%, 11/15/2018	364,000	369,044
4.55%, 08/12/2043	215,000	226,457
Statoil ASA
2.90%, 11/08/2020	425,000	436,942
Total Capital International SA
3.70%, 01/15/2024	183,000	189,459
Western Gas Partners, LP
5.38%, 06/01/2021	259,000	293,293
Williams Cos., Inc.
3.70%, 01/15/2023	83,000	79,841
7.88%, 09/01/2021 (A)	109,000	135,328
Williams Partners, LP
5.40%, 03/04/2044	128,000	137,322
Paper & Forest Products - 0.2%
International Paper Co.
4.75%, 02/15/2022 (A)	842,000	928,446
Pharmaceuticals - 0.2%
AbbVie, Inc.
4.40%, 11/06/2042	130,000	126,205
Actavis, Inc.
3.25%, 10/01/2022	270,000	265,268
4.63%, 10/01/2042	260,000	255,763

	Principal	Value
Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
4.50%, 03/01/2044	$ 292,000	$ 298,952
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	90,000	92,359
Real Estate Investment Trusts - 0.4%
ARC Properties Operating Partnership, LP / Clark Acquisition LLC
2.00%, 02/06/2017 - 144A	1,125,000	1,127,707
3.00%, 02/06/2019 - 144A	270,000	271,023
Realty Income Corp.
3.88%, 07/15/2024	965,000	975,120
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020	79,000	78,624
Road & Rail - 0.0% (D)
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023 (A)	51,000	50,168
3.75%, 04/01/2024	48,000	49,537
Software - 0.1%
First Data Corp.
7.38%, 06/15/2019 - 144A	275,000	295,281
Specialty Retail - 0.0% (D)
QVC, Inc.
7.50%, 10/01/2019 - 144A	180,000	189,192
Tobacco - 0.1%
Altria Group, Inc.
4.00%, 01/31/2024	144,000	147,964
Philip Morris International, Inc.
1.88%, 01/15/2019	312,000	311,261
4.88%, 11/15/2043	104,000	112,010
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV
2.38%, 09/08/2016	660,000	678,632
MetroPCS Wireless, Inc.
7.88%, 09/01/2018 (A)	11,000	11,553
Sprint Communications, Inc.
9.00%, 11/15/2018 - 144A	390,000	472,875
Sprint Corp.
7.88%, 09/15/2023 - 144A (A)	200,000	222,500
T-Mobile USA, Inc.
6.46%, 04/28/2019	20,000	21,050
6.63%, 04/28/2021	75,000	81,188
6.73%, 04/28/2022	75,000	80,906
6.84%, 04/28/2023 (A)	25,000	27,219

Total Corporate Debt Securities (cost $73,281,699)		75,119,787

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 5.1%
U.S. Treasury Bill
0.01%, 09/11/2014 (G)	18,906,000	18,905,303
0.03%, 08/21/2014 (G)	4,791,900	4,791,727
0.03%, 08/07/2014 (A) (G)	7,344,700	7,344,523
0.08%, 05/28/2015 (G) (H)	320,000	319,764

Total Short-Term U.S. Government Obligations (cost $31,361,317)		31,361,317

	Shares	Value
PREFERRED STOCKS - 0.1%
Capital Markets - 0.0% (D)
State Street Corp. - Series D, 5.90% (B)	3,072	80,486

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Diversified Financial Services - 0.1%
Citigroup Capital XIII, 7.88% (B)	15,621	$ 432,702
Electric Utilities - 0.0% (D)
SCE Trust III, 5.75% (A) (B)	1,280	33,792

Total Preferred Stocks (cost $537,460)		546,980

COMMON STOCKS - 60.6%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	43,833	4,074,277
L-3 Communications Holdings, Inc.	10,780	1,301,685
United Technologies Corp.	45,281	5,227,692
Airlines - 0.3%
Delta Air Lines, Inc.	22,390	866,941
United Continental Holdings, Inc. (I)	29,890	1,227,582
Auto Components - 0.2%
TRW Automotive Holdings Corp. (I)	13,730	1,229,110
Automobiles - 0.4%
General Motors Co.	68,368	2,481,758
Beverages - 1.5%
Coca-Cola Co.	95,957	4,064,739
Constellation Brands, Inc. - Class A (I)	17,014	1,499,444
Dr. Pepper Snapple Group, Inc.	22,862	1,339,256
Molson Coors Brewing Co. - Class B	6,913	512,668
PepsiCo, Inc.	21,045	1,880,160
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (I)	6,163	962,969
Biogen IDEC, Inc. (I)	12,318	3,883,989
Celgene Corp. (I)	48,774	4,188,711
Gilead Sciences, Inc. (I)	12,530	1,038,862
Vertex Pharmaceuticals, Inc. (I)	9,906	937,900
Building Products - 0.2%
Masco Corp.	59,959	1,331,090
Capital Markets - 1.5%
Charles Schwab Corp.	65,360	1,760,145
Goldman Sachs Group, Inc.	6,393	1,070,444
Invesco, Ltd.	54,473	2,056,356
Morgan Stanley	85,310	2,758,072
State Street Corp.	21,060	1,416,495
Chemicals - 0.8%
Axiall Corp. (A)	12,230	578,112
Dow Chemical Co.	28,595	1,471,499
Monsanto Co.	17,190	2,144,281
Mosaic Co.	16,270	804,551
Commercial Banks - 2.1%
BB&T Corp.	11,430	450,685
Cullen/Frost Bankers, Inc. (A)	2,320	184,254
PNC Financial Services Group, Inc.	21,390	1,904,779
SunTrust Banks, Inc.	9,360	374,962
SVB Financial Group (I)	3,380	394,176
U.S. Bancorp - Class A	4,160	180,211
Wells Fargo & Co.	173,042	9,095,088
Commercial Services & Supplies - 0.1%
Tyco International, Ltd.	8,240	375,744
Communications Equipment - 1.4%
Cisco Systems, Inc.	185,169	4,601,450
QUALCOMM, Inc.	50,497	3,999,362
Computers & Peripherals - 2.3%
Apple, Inc.	129,545	12,038,617
EMC Corp.	29,449	775,687
Hewlett-Packard Co.	31,567	1,063,176

	Shares	Value
Construction & Engineering - 0.6%
Fluor Corp.	44,556	$ 3,426,357
Quanta Services, Inc. (I)	4,330	149,731
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4,410	582,341
Consumer Finance - 0.3%
American Express Co.	4,030	382,326
Capital One Financial Corp.	15,412	1,273,031
Navient Corp.	5,460	96,697
Containers & Packaging - 0.2%
Ball Corp.	2,950	184,906
Crown Holdings, Inc. (I)	15,653	778,893
Sealed Air Corp. - Class A	4,140	141,464
Diversified Financial Services - 2.5%
Bank of America Corp.	350,318	5,384,388
Berkshire Hathaway, Inc. - Class B (I)	29,394	3,720,105
Citigroup, Inc.	95,840	4,514,064
CME Group, Inc. - Class A	6,490	460,465
Intercontinental Exchange, Inc.	7,216	1,363,102
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	12,959	458,230
Verizon Communications, Inc.	114,915	5,622,791
Electric Utilities - 1.4%
American Electric Power Co., Inc.	26,140	1,457,828
Edison International	20,244	1,176,379
Entergy Corp. - Class B	18,310	1,503,068
Exelon Corp.	45,550	1,661,664
NextEra Energy, Inc.	25,391	2,602,069
Electrical Equipment - 0.9%
Eaton Corp. PLC	36,859	2,844,778
Emerson Electric Co.	41,328	2,742,526
Electronic Equipment & Instruments - 0.2%
Corning, Inc.	27,062	594,011
TE Connectivity, Ltd.	10,938	676,406
Energy Equipment & Services - 1.7%
Ensco PLC - Class A (A)	31,234	1,735,673
FMC Technologies, Inc. (I)	5,020	306,571
Halliburton Co.	26,200	1,860,462
Noble Corp. PLC	15,287	513,032
Schlumberger, Ltd.	49,060	5,786,627
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	15,190	1,749,280
CVS Caremark Corp.	50,954	3,840,403
Kroger Co.	10,551	521,536
Wal-Mart Stores, Inc.	11,024	827,572
Food Products - 1.2%
Archer-Daniels-Midland Co.	50,184	2,213,616
General Mills, Inc.	29,654	1,558,021
Kellogg Co.	8,120	533,484
Mondelez International, Inc. - Class A	87,410	3,287,490
Gas Utilities - 0.2%
EQT Corp.	7,710	824,199
Questar Corp.	23,393	580,146
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	63,781	2,608,643
Baxter International, Inc.	11,467	829,064
Boston Scientific Corp. (I)	143,650	1,834,411
Covidien PLC	10,980	990,176
Stryker Corp.	27,610	2,328,075

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Health Care Providers & Services - 1.2%
Aetna, Inc.	16,900	$ 1,370,252
Humana, Inc. - Class A	19,505	2,491,179
McKesson Corp.	6,890	1,282,987
UnitedHealth Group, Inc.	24,159	1,974,998
Health Care Technology - 0.1%
athenahealth, Inc. (A) (I)	980	122,627
Cerner Corp. (A) (I)	10,580	545,717
Hotels, Restaurants & Leisure - 0.8%
McDonald’s Corp.	2,413	243,086
Royal Caribbean Cruises, Ltd. - Class A	25,245	1,403,622
Starbucks Corp.	24,952	1,930,786
Yum! Brands, Inc.	14,532	1,179,998
Household Durables - 0.4%
Harman International Industries, Inc.	8,170	877,703
NVR, Inc. (I)	200	230,120
PulteGroup, Inc.	47,167	950,887
Whirlpool Corp.	1,180	164,279
Household Products - 1.1%
Kimberly-Clark Corp.	9,030	1,004,317
Procter & Gamble Co.	70,590	5,547,668
Industrial Conglomerates - 0.5%
General Electric Co.	110,153	2,894,821
Insurance - 1.8%
ACE, Ltd.	38,277	3,969,325
Axis Capital Holdings, Ltd.	11,730	519,404
Marsh & McLennan Cos., Inc.	29,750	1,541,645
MetLife, Inc.	62,916	3,495,613
Prudential Financial, Inc.	9,622	854,145
XL Group PLC - Class A	16,370	535,790
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (I)	9,145	2,970,113
Priceline Group, Inc. (I)	1,220	1,467,660
Internet Software & Services - 2.0%
eBay, Inc. (I)	31,722	1,588,003
Facebook, Inc. - Class A (I)	23,960	1,612,268
Google, Inc. - Class A (I)	7,656	4,476,234
Google, Inc. - Class C (I)	7,656	4,404,344
IT Services - 1.8%
Accenture PLC - Class A	33,290	2,691,164
Alliance Data Systems Corp. (A) (I)	2,250	632,812
Cognizant Technology Solutions Corp. - Class A (I)	37,408	1,829,625
International Business Machines Corp.	8,807	1,596,445
Visa, Inc. - Class A	19,280	4,062,489
Xerox Corp.	12,630	157,117
Machinery - 0.8%
Caterpillar, Inc.	1,015	110,300
Deere & Co.	9,586	868,012
PACCAR, Inc.	48,097	3,021,935
Snap-on, Inc.	1,280	151,706
SPX Corp.	4,396	475,691
Media - 2.7%
CBS Corp. - Class B	4,719	293,239
Comcast Corp. - Class A	95,656	5,134,814
DIRECTV (I)	2,070	175,971
DISH Network Corp. - Class A (I)	12,009	781,546
Time Warner Cable, Inc.	11,477	1,690,562
Time Warner, Inc.	66,193	4,650,058
Time, Inc. (I)	8,269	200,275

	Shares	Value
Media (continued)
Twenty-First Century Fox, Inc. - Class A	37,840	$ 1,330,076
Walt Disney Co. - Class A	26,191	2,245,616
Metals & Mining - 0.6%
Alcoa, Inc.	125,079	1,862,426
Freeport-McMoRan Copper & Gold, Inc.	21,670	790,955
U.S. Steel Corp. (A)	37,710	981,969
Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	29,100	743,214
CMS Energy Corp.	34,937	1,088,288
Dominion Resources, Inc.	18,110	1,295,227
NiSource, Inc. - Class B	31,135	1,224,851
Public Service Enterprise Group, Inc.	1,850	75,461
Sempra Energy	5,046	528,367
Multiline Retail - 0.2%
Dollar General Corp. (I)	6,090	349,323
Dollar Tree, Inc. (I)	4,120	224,375
Macy’s, Inc.	16,851	977,695
Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp. - Class A	14,597	1,597,933
Cheniere Energy, Inc. (I)	9,280	665,376
Chevron Corp.	48,572	6,341,075
EOG Resources, Inc.	17,204	2,010,459
Exxon Mobil Corp.	80,576	8,112,392
Hess Corp.	13,120	1,297,437
Marathon Oil Corp.	61,720	2,463,862
Marathon Petroleum Corp.	10,262	801,154
Occidental Petroleum Corp.	21,933	2,250,984
Phillips 66	2,028	163,112
Pioneer Natural Resources Co.	980	225,214
QEP Resources, Inc.	12,190	420,555
Valero Energy Corp.	17,290	866,229
Paper & Forest Products - 0.1%
International Paper Co.	9,086	458,570
Personal Products - 0.1%
Estee Lauder Cos., Inc. - Class A	7,700	571,802
Pharmaceuticals - 3.5%
Actavis PLC (I)	2,419	539,558
Allergan, Inc.	6,359	1,076,070
Bristol-Myers Squibb Co.	83,312	4,041,465
Johnson & Johnson	94,721	9,909,711
Merck & Co., Inc.	76,040	4,398,914
Perrigo Co. PLC	6,660	970,762
Pfizer, Inc.	25,959	770,463
Real Estate Investment Trusts - 1.3%
American Tower Corp. - Class A	2,326	209,293
AvalonBay Communities, Inc.	8,050	1,144,630
Boston Properties, Inc.	2,950	348,631
DiamondRock Hospitality Co.	57,720	739,970
Extra Space Storage, Inc.	3,450	183,713
General Growth Properties, Inc.	9,060	213,454
Highwoods Properties, Inc.	11,421	479,111
Host Hotels & Resorts, Inc.	5,968	131,356
Kilroy Realty Corp.	4,610	287,111
Liberty Property Trust - Series C	15,860	601,570
Mid-America Apartment Communities, Inc.	7,980	582,939
ProLogis, Inc. - Class A	16,948	696,393
Public Storage	1,320	226,182
Simon Property Group, Inc.	9,098	1,512,815
Ventas, Inc.	8,151	522,479

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Road & Rail - 1.4%
CSX Corp.	108,691	$ 3,348,770
Norfolk Southern Corp.	1,592	164,024
Union Pacific Corp.	53,290	5,315,677
Semiconductors & Semiconductor Equipment - 1.5%
Applied Materials, Inc. - Class A	42,049	948,205
Avago Technologies, Ltd. - Class A	21,065	1,518,155
Broadcom Corp. - Class A	10,060	373,427
Freescale Semiconductor, Ltd. (A) (I)	25,430	597,605
KLA-Tencor Corp. (A)	26,417	1,918,931
LAM Research Corp.	29,278	1,978,607
ON Semiconductor Corp. (I)	41,870	382,692
Xilinx, Inc.	25,478	1,205,364
Software - 2.4%
Adobe Systems, Inc. (I)	30,822	2,230,280
CA, Inc.	6,980	200,605
Citrix Systems, Inc. (A) (I)	20,523	1,283,714
Microsoft Corp.	202,225	8,432,782
Oracle Corp.	52,475	2,126,812
VMware, Inc. - Class A (A) (I)	5,172	500,701
Specialty Retail - 1.9%
AutoZone, Inc. (I)	3,379	1,811,955
Gap, Inc. - Class A	2,910	120,969
Home Depot, Inc.	52,899	4,282,703
Lowe’s Cos., Inc.	62,581	3,003,262
Ross Stores, Inc.	9,380	620,299
TJX Cos., Inc.	38,106	2,025,334
Textiles, Apparel & Luxury Goods - 0.4%
Lululemon Athletica, Inc. (A) (I)	4,259	172,404
V.F. Corp.	38,938	2,453,094
Tobacco - 0.8%
Philip Morris International, Inc.	56,324	4,748,676

	Shares	Value
Trading Companies & Distributors - 0.2%
WW Grainger, Inc. (A)	5,930	$ 1,507,821

Total Common Stocks (cost $287,790,779)		371,069,887

SECURITIES LENDING COLLATERAL - 4.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (G)	26,845,709	26,845,709

Total Securities Lending Collateral (cost $26,845,709)		26,845,709

	Principal	Value
REPURCHASE AGREEMENT - 1.8%
State Street Bank & Trust Co. 0.01% (G), dated 06/30/2014, to be repurchased at $10,958,479 on 07/01/2014. Collateralized by U.S. Government Agency Obligations, 2.50%, due 04/01/2028 - 01/01/2033, and with a total value of $11,182,868.	$ 10,958,476	10,958,476

Total Repurchase Agreement (cost $10,958,476)		10,958,476

Total Investment Securities (cost $583,062,292) (J)		669,627,513
Other Assets and Liabilities - Net - (9.4)%		(57,547,545)

Net Assets - 100.0%		$ 612,079,968

FUTURES CONTRACTS:
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	Long	36	09/19/2014	$42,628

VALUATION SUMMARY: (K)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$47,960,757	$—	$47,960,757
U.S. Government Agency Obligations	—	40,139,089	—	40,139,089
Foreign Government Obligations	—	3,596,851	—	3,596,851
Mortgage-Backed Securities	—	28,814,487	319,918	29,134,405
Asset-Backed Securities	—	29,971,266	—	29,971,266
Municipal Government Obligations	—	1,258,251	—	1,258,251
Preferred Corporate Debt Security	—	1,664,738	—	1,664,738
Corporate Debt Securities	—	75,119,787	—	75,119,787
Short-Term U.S. Government Obligations	—	31,361,317	—	31,361,317
Preferred Stocks	546,980	—	—	546,980
Common Stocks	371,069,887	—	—	371,069,887
Securities Lending Collateral	26,845,709	—	—	26,845,709
Repurchase Agreement	—	10,958,476	—	10,958,476
Total Investment Securities	$398,462,576	$270,845,019	$319,918	$669,627,513

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

VALUATION SUMMARY (K) (continued):

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
Derivative Financial Instruments
Futures Contracts (L)	$42,628	$—	$—	$42,628
Total Derivative Financial Instruments	$42,628	$—	$—	$42,628

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2013	Purchases	Sales (M)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (N)	Transfers into Level 3 (O)	Transfers out of Level 3	Ending Balance at June 30, 2014 (P)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2014 (N)
Mortgage-Backed Securities	$—	$—	$(83,489)	$—	$975	$(140)	$402,572	$—	$319,918	$(140)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $26,286,062. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of June 30, 2014.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $1,570,862, or 0.26% of the portfolio’s net assets.
(D)	Percentage rounds to less than 0.1%.
(E)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(F)	The security has a perpetual maturity. The date shown is the next call date.
(G)	Rate shown reflects the yield at June 30, 2014.
(H)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $319,764.
(I)	Non-income producing security.
(J)	Aggregate cost for federal income tax purposes is $583,062,292. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $88,096,778 and $1,531,557, respectively. Net unrealized appreciation for tax purposes is $86,565,221.
(K)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(L)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(M)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(N)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(O)	Transferred into Level 3 because of unavailability of observable inputs.
(P)	Level 3 securities were not considered significant to the portfolio.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities aggregated $57,716,277, or 9.43% of the portfolio’s net assets.
IO	Interest only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
MTN	Medium Term Note
Re-REMIC	Re-Securitized Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
TBA	To Be Announced
UBS	UBS AG

CURRENCY ABBREVIATION:

ZAR	South African Rand

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment securities, at value (cost: $572,103,816) (including securities loaned of $26,286,062)	$658,669,037
Repurchase agreement, at value (cost: $10,958,476)	10,958,476
Cash	2,659
Receivables:
Shares sold	1,309,461
Investment securities sold	1,065,859
Interest	1,311,907
Dividends	374,297
Dividend reclaims	1,718
Securities lending income (net)	9,449
Variation margin receivable on derivative financial instruments	17,202
Other	167
Prepaid expenses	8,295

Total assets	673,728,527

Liabilities:
Foreign currency, at value (cost: $0)	89
Accounts payable and accrued liabilities:
Shares redeemed	232,823
Investment securities purchased	32,683,558
When-issued securities purchased	1,385,960
Management and advisory fees	335,220
Distribution and service fees	56,711
Administration fees	12,893
Transfer agent fees	1,503
Trustees fees	539
Audit and tax fees	7,995
Custody fees	11,074
Legal fees	7,730
Printing and shareholder reports fees	63,735
Other	3,020
Collateral for securities on loan	26,845,709

Total liabilities	61,648,559

Net assets	$612,079,968

Net assets consist of:
Capital stock ($0.01 par value)	$428,065
Additional paid-in capital	459,704,880
Undistributed (distributions in excess of) net investment income (loss)	12,031,706
Undistributed (accumulated) net realized gain (loss)	53,306,990
Net unrealized appreciation (depreciation) on:
Investment securities	86,565,221
Futures contracts	42,628
Translation of assets and liabilities denominated in foreign currencies	478

Net assets	$612,079,968

Net assets by class:
Initial Class	$341,712,948
Service Class	270,367,020

Shares outstanding:
Initial Class	23,740,277
Service Class	19,066,183

Net asset value and offering price per share:
Initial Class	$14.39
Service Class	14.18

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income	$3,381,129
Interest income (net of withholding taxes on foreign interest of $162)	3,272,557
Securities lending income (net)	35,100

Total investment income	6,688,786

Expenses:
Management and advisory	1,925,225
Distribution and service:
Service Class	318,956
Administration	72,783
Transfer agent	4,461
Trustees	10,228
Audit and tax	10,963
Custody	121,683
Legal	10,980
Printing and shareholder reports	84,300
Other	21,697

Total expenses	2,581,276

Net investment income (loss)	4,107,510

Net realized gain (loss) on transactions from:
Investment securities	19,790,845
Futures contracts	958,472
Written options and swaptions	(20,917)
Swap agreements	(10,372)
Foreign currency transactions	(42,397)

Net realized gain (loss)	20,675,631

Net change in unrealized appreciation (depreciation) on:
Investment securities	9,783,635
Futures contracts	(66,216)
Written options and swaptions	9,482
Translation of assets and liabilities denominated in foreign currencies	48,121
TBA Short Commitments	(42,130)

Net change in unrealized appreciation (depreciation)	9,732,892

Net realized and change in unrealized gain (loss)	30,408,523

Net increase (decrease) in net assets resulting from operations	$34,516,033

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$4,107,510	$7,132,707
Net realized gain (loss)	20,675,631	37,604,285
Net change in unrealized appreciation (depreciation)	9,732,892	42,638,118
Net increase (decrease) in net assets resulting from operations	34,516,033	87,375,110

Distributions to shareholders:
Net investment income:
Initial Class	—	(4,924,833)
Service Class	—	(3,421,138)
Total distributions from net investment income	—	(8,345,971)
Net realized gains:
Initial Class	—	(10,099,404)
Service Class	—	(7,892,872)
Total distributions from net realized gains	—	(17,992,276)
Total distributions to shareholders	—	(26,338,247)

Capital share transactions:
Proceeds from shares sold:
Initial Class	13,589,720	24,172,492
Service Class	16,681,740	53,948,710
	30,271,460	78,121,202
Dividends and distributions reinvested:
Initial Class	—	15,024,237
Service Class	—	11,314,010
	—	26,338,247
Cost of shares redeemed:
Initial Class	(18,406,789)	(38,134,971)
Service Class	(12,970,562)	(30,670,031)
	(31,377,351)	(68,805,002)

Net increase (decrease) in net assets resulting from capital share transactions	(1,105,891)	35,654,447
Net increase (decrease) in net assets	33,410,142	96,691,310

Net assets:
Beginning of period/year	578,669,826	481,978,516
End of period/year	$612,079,968	$578,669,826
Undistributed (distributions in excess of) net investment income (loss)	$12,031,706	$7,924,196

Share activity:
Shares issued:
Initial Class	982,377	1,852,514
Service Class	1,215,190	4,206,863
	2,197,567	6,059,377
Shares issued-reinvested from dividends and distributions:
Initial Class	—	1,195,245
Service Class	—	911,685
	—	2,106,930
Shares redeemed:
Initial Class	(1,336,358)	(2,951,579)
Service Class	(948,827)	(2,401,587)
	(2,285,185)	(5,353,166)

Net increase (decrease) in shares outstanding:
Initial Class	(353,981)	96,180
Service Class	266,363	2,716,961
	(87,618)	2,813,141

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011		December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$13.57		$12.08	$12.87	$12.68		$10.27	$8.38
Investment operations
Net investment income (loss) (A)	0.10		0.19	0.23	0.23		0.41	0.21
Net realized and unrealized gain (loss)	0.72		1.94	1.34	0.27		2.05	1.97
Total investment operations	0.82		2.13	1.57	0.50		2.46	2.18
Distributions
Net investment income	—		(0.21)	(0.23)	(0.31)		(0.05)	(0.16)
Net realized gains	—		(0.43)	(2.13)	—		—	(0.13)
Total distributions	—		(0.64)	(2.36)	(0.31)		(0.05)	(0.29)
Net asset value
End of period/year	$14.39		$13.57	$12.08	$12.87		$12.68	$10.27
Total return (B)	6.04	%(C)	18.09%	12.57%	4.04%		24.12%	26.30%
Net assets end of period/year (000’s)	$341,713		$326,997	$290,012	$276,623		$292,510	$45,319
Ratio and supplemental data
Expenses to average net assets	0.78	%(D)	0.82%	0.87%	0.87%		0.87%	0.91%
Net investment income (loss) to average net assets	1.52	%(D)	1.44%	1.75%	1.72%		3.75%	2.26%
Portfolio turnover rate	69	%(C)	122%	160%	245	%(E)	69%	82%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.
Note:	Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Service Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011		December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$13.39		$11.94	$12.74	$12.57		$10.19	$8.33
Investment operations
Net investment income (loss) (A)	0.09		0.15	0.19	0.19		0.34	0.18
Net realized and unrealized gain (loss)	0.70		1.92	1.34	0.27		2.08	1.96
Total investment operations	0.79		2.07	1.53	0.46		2.42	2.14
Distributions
Net investment income	—		(0.19)	(0.20)	(0.29)		(0.04)	(0.15)
Net realized gains	—		(0.43)	(2.13)	—		—	(0.13)
Total distributions	—		(0.62)	(2.33)	(0.29)		(0.04)	(0.28)
Net asset value
End of period/year	$14.18		$13.39	$11.94	$12.74		$12.57	$10.19
Total return (B)	5.90	%(C)	17.75%	12.40%	3.75%		23.88%	25.94%
Net assets end of period/year (000’s)	$270,367		$251,673	$191,967	$148,082		$122,000	$56,181
Ratio and supplemental data
Expenses to average net assets	1.03	%(D)	1.07%	1.12%	1.12%		1.12%	1.16%
Net investment income (loss) to average net assets	1.27	%(D)	1.19%	1.50%	1.49%		3.11%	1.98%
Portfolio turnover rate	69	%(C)	122%	160%	245	%(E)	69%	82%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.
Note:	Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Multi-Managed Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Open forward foreign currency contracts at June 30, 2014, if any, are listed in the Schedule of Investments.

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The underlying face amounts of open option contracts at June 30, 2014, if any, are listed in the Schedule of Investments.

Transactions in written options were as follows:

	Premiums	Contracts
Balance at December 31, 2013	$7,743	106
Sales	95,058	254
Closing Buys	(102,801)	(360)
Expirations	—	—
Exercised	—	—

Balance at June 30, 2014	$—	—

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2014, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Structured notes: The Portfolio invests in structured notes. A structured debt instrument is a hybrid debt security that has an embedded derivative. This type of instrument is used to manage cash flows from the debt security. Investing in structured notes involves the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Structured notes may be less liquid than other types of securities and more volatile than their underlying reference instruments. All structured notes are listed within the Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Open balances, if any, are included in the payable or receivable for investments purchased or sold in the Statement of Assets and Liabilities.

When-Issued, forward delivery securities and delayed delivery settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. Government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses on the security.

Open trades, if any, are included in the When-issued securities purchased in the Statement of Assets and Liabilities.

Treasury inflation-protected securities (“TIPS”): The Portfolio invests in TIPS. TIPS are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The adjustments to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statement of Operations with a corresponding adjustment to cost.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2014 of $2,923 are included in Net realized gain (loss) in the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trusts (“REITs”): Dividend income related to a REIT is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage passthroughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage passthroughs include TBA securities and mortgage passthrough certificates. Generally, TBA securities and mortgage passthroughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management, LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

Effective May 1, 2014
First $1 billion	0.650%
Over $1 billion	0.600%
Prior to May 1, 2014
First $500 million	0.670%
Over $500 million up to $1 billion	0.650%
Over $1 billion	0.600%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.90%	May 1, 2015

Prior to May 1, 2014, the expense limit was 1.00%.

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$178,933,466
U.S. Government	209,021,473

Proceeds from maturities and sales of securities:
Long-term	170,568,193
U.S. Government	232,314,345

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at December 31, 2013	Ending number of positions at June 30, 2014	Average number of positions (A)
Futures contracts	7	1	5
Purchased options and swaptions	1	—	1	(B)
Written options and swaptions	1	—	1	(B)
Swap agreements	—	—	3	(B)
Forward foreign currency contracts	2	—	2	(B)

(A)	Calculated based on positions held at each month end during the current period.
(B)	Although there were no open positions at the beginning and/or the end of the period the Portfolio periodically invested in this derivative during the period.

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Equity contracts	Total
Asset derivatives
Unrealized appreciation on futures contracts (A) (B)	$42,628	$42,628
Total gross amount of assets (C)	$42,628	$42,628

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Includes cumulative appreciation (depreciation) on futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Equity contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on purchased options and swaptions (A)	$18,026	$—	$—	$18,026
Net realized gain (loss) on futures contracts	696,391	—	262,081	958,472
Net realized gain (loss) on written options and swaptions	(20,917)	—	—	(20,917)
Net realized gain (loss) on swap agreements	(10,372)	—	—	(10,372)
Net realized gain (loss) on forward foreign currency contracts (B)	—	(47,640)	—	(47,640)
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options and swaptions (C)	(40,868)	—	—	(40,868)
Net change in unrealized appreciation (depreciation) on futures contracts	(18,478)	—	(47,738)	(66,216)
Net change in unrealized appreciation (depreciation) on written options and swaptions	9,482	—	—	9,482
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (D)	—	48,367	—	48,367
Total	$633,264	$727	$214,343	$848,334

(A)	Included within Net realized gain (loss) on transactions from Investment securities.
(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.
(D)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

The Portfolio’s derivatives are not subject to a master netting arrangement, or another similar arrangement.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 7. (continued)

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Multi-Managed Balanced VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fees to the Portfolio’s sub-advisers. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 3-, 5- and 10-year periods and below the median for the past 1-year period. The Board also noted that the performance of the Initial Class of the Portfolio was above its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to monitor and report to the Board on the performance of the Portfolio. The Board noted that it had approved the replacement of one Sub-Adviser during the past year. The Board also noted anticipated changes in the portfolio management team of one Sub-Adviser. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition going forward. The Trustees noted that the Portfolio’s performance included the management of previous sub-advisers to the Portfolio in accordance with prior objectives, policies and strategies

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced VP

RESULTS OF CONTRACT HOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of contract holders and to provide final results. Accordingly, at the special meeting of contract holders held on April 11, 2014, the Board of Trustees of the Portfolio solicited a vote by the contract holders for the following item:

Proxy I - Proposal IV: The approval of a new sub-advisory agreement with Aegon USA Investment Management, LLC, an affiliate of TAM.

Record Date - January 17, 2014	Shares Voted	% of Voted	% of Total
For	36,834,497.195	86.283	85.943
Against	1,352,099.364	3.167	3.155
Abstain	4,503,646.796	10.550	10.508
Broker Non-Vote	0.000	0.000	0.000
Total	42,690,243.355	100.000	99.606

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Manager Alternative Strategies VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)

Transamerica Multi-Manager Alternative Strategies VP
Initial Class	$1,000.00	$1,027.00	$3.02	$1,021.80	$3.01	0.60%
Service Class	1,000.00	1,023.40	4.01	1,020.80	4.01	0.80

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Tactical and Specialty	59.8%
Repurchase Agreement	22.6
Fixed Income	9.3
Alternative Investments	8.7
Global/International Equity	3.3
Other Assets and Liabilities - Net	(3.7)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Manager Alternative Strategies VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 81.1%
Alternative Investments - 8.7%
Transamerica MLP & Energy Income (A)	3,044	$ 37,072
Fixed Income - 9.3%
Transamerica Emerging Markets Debt (A)	809	9,024
Transamerica Short-Term Bond (A)	526	5,387
Transamerica Strategic High Income (A)	2,426	25,305
Global/International Equity - 3.3%
Transamerica International Small Cap (A)	1,268	13,834
Tactical and Specialty - 59.8%
Transamerica Arbitrage Strategy (A)	2,252	22,898
Transamerica Commodity Strategy (A) (B)	1,549	13,929
Transamerica Global Macro (A) (B)	10,247	53,999
Transamerica Global Real Estate Securities (A)	1,711	24,334
Transamerica Long/Short Strategy (A) (B)	8,949	84,301
Transamerica Managed Futures Strategy (A)	5,509	54,320

Total Investment Companies (cost $335,713)		344,403

	Principal	Value
REPURCHASE AGREEMENT - 22.6%

State Street Bank & Trust Co.
0.01% (C), dated 06/30/2014, to be repurchased at $95,840 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.75%, due 11/15/2028, and with a value of $98,831.

	$ 95,840	$ 95,840

Total Repurchase Agreement (cost $95,840)		95,840

Total Investment Securities (cost $431,553) (D)		440,243
Other Assets and Liabilities - Net - (3.7)%		(15,800)

Net Assets - 100.0%		$ 424,443

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Investment Companies	$344,403	$—	$—	$344,403
Repurchase Agreement	—	95,840	—	95,840
Total Investment Securities	$344,403	$95,840	$—	$440,243

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at June 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $431,553. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $10,394 and $1,704, respectively. Net unrealized appreciation for tax purposes is $8,690.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Manager Alternative Strategies VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Affiliated investment companies, at value (cost: $335,713)	$344,403
Repurchase agreement, at value (cost: $95,840)	95,840
Receivables:
Due from adviser	19,698
Dividends	2

Total assets	459,943

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	27
Distribution and service fees	78
Administration fees	5
Transfer agent fees	3,346
Trustees fees	1,491
Audit and tax fees	23,098
Custody fees	2,739
Legal fees	3,344
Printing and shareholder reports fees	701
Other	671

Total liabilities	35,500

Net assets	$424,443

Net assets consist of:
Capital stock ($0.01 par value)	$405
Additional paid-in capital	411,800
Undistributed (distributions in excess of) net investment income (loss)	1,021
Undistributed (accumulated) net realized gain (loss)	2,527
Net unrealized appreciation (depreciation) on:
Affiliated investment companies	8,690

Net assets	$424,443

Net assets by class:
Initial Class	$10
Service Class	424,433

Shares outstanding:
Initial Class	1
Service Class	40,458

Net asset value and offering price per share:
Initial Class	$10.27	(A)
Service Class	10.49

(A)	Net asset value differs from calculated net asset value per share due to rounding.

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income from affiliated investment companies	$1,426
Interest income	1

Total investment income	1,427

Expenses:
Management and advisory	260
Distribution and service:
Service Class	325
Administration	23
Transfer agent	2,432
Trustees	1,466
Audit and tax	18,981
Custody	2,692
Legal	2,432
Printing and shareholder reports	21,614
Other	618

Total expenses	50,843

Portfolio expenses (waived/reimbursed) recaptured	(49,803)

Net expenses	1,040

Net investment income (loss)	387

Net realized gain (loss) on transactions from:
Affiliated investment companies	1,620

Net realized gain (loss)	1,620

Net change in unrealized appreciation (depreciation) on:
Affiliated investment companies	6,425

Net change in unrealized appreciation (depreciation)	6,425

Net realized and change in unrealized gain (loss)	8,045

Net increase (decrease) in net assets resulting from operations	$8,432

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Manager Alternative Strategies VP

STATEMENT OF CHANGES IN NET ASSETS

For the period ended:

	June 30, 2014 (unaudited)	December 31, 2013 (A)
From operations:
Net investment income (loss)	$387	$578
Net realized gain (loss)	1,620	907
Net change in unrealized appreciation (depreciation)	6,425	2,265
Net increase (decrease) in net assets resulting from operations	8,432	3,750

Capital share transactions:
Proceeds from shares sold:
Initial Class	—	10
Service Class	253,001	166,640
	253,001	166,650
Cost of shares redeemed:
Service Class	(7,034)	(356)
	(7,034)	(356)
Net increase (decrease) in net assets resulting from capital share transactions	245,967	166,294
Net increase (decrease) in net assets	254,399	170,044

Net assets:
Beginning of period	170,044	—
End of period	$424,443	$170,044
Undistributed (distributions in excess of) net investment income (loss)	$1,021	$634

Share activity:
Shares issued:
Initial Class	—	1
Service Class	24,553	16,626
	24,553	16,627
Shares redeemed:
Service Class	(686)	(35)
	(686)	(35)

Net increase (decrease) in shares outstanding:
Initial Class	—	1
Service Class	23,867	16,591
	23,867	16,592

(A)	Commenced operations on October 31, 2013.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Manager Alternative Strategies VP

FINANCIAL HIGHLIGHTS

For the period ended:

For a share outstanding throughout each period	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013 (A)
Net asset value
Beginning of period	$10.00		$10.00
Investment operations
Net investment income (loss) (B)	0.01		(0.01)
Net realized and unrealized gain (loss)	0.26		0.01
Total investment operations	0.27		—
Net asset value
End of period	$10.27		$10.00
Total return (C)	2.70	%(D)	—	%(D)
Net assets end of period (000’s)	$—	(E)	$—	(E)
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	0.60	%(G)	0.60	%(G)
Before (waiver/reimbursement) recapture	38.22	%(G)	92.15	%(G)
Net investment income (loss) to average net assets	0.20	%(G)	(0.60	)%(G)
Portfolio turnover rate (H)	55	%(D)	8	%(D)

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Rounds to less than $1,000.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies in which the portfolio invests.

For a share outstanding throughout each period	Service Class
	June 30, 2014 (unaudited)		December 31, 2013 (A)
Net asset value
Beginning of period	$10.25		$10.00
Investment operations
Net investment income (loss) (B)	0.02		0.04
Net realized and unrealized gain (loss)	0.22		0.21
Total investment operations	0.24		0.25
Net asset value
End of period	$10.49		$10.25
Total return (C)	2.34	%(D)	2.50	%(D)
Net assets end of period (000’s)	$424		$170
Ratio and supplemental data
Expenses to average net assets (E)
After (waiver/reimbursement) recapture	0.80	%(F)	0.80	%(F)
Before (waiver/reimbursement) recapture	39.09	%(F)	91.84	%(F)
Net investment income (loss) to average net assets	0.30	%(F)	2.59	%(F)
Portfolio turnover rate (G)	55	%(D)	8	%(D)

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies in which the portfolio invests.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Manager Alternative Strategies VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Multi-Manager Alternative Strategies VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio; from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Manager Alternative Strategies VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Manager Alternative Strategies VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management, LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Manager Alternative Strategies VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

At the commencement of operations, TAM invested in the Portfolio. As of June 30, 2014, TAM had investments in the Portfolio as follows:

	Market Value	% of Net Assets
Initial Class	$10	0.00	%*
Service Class	131,125	30.89

*	Rounds to less than 0.01%.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $500 million	0.200%
Over $500 million up to $1 billion	0.190%
Over $1 billion	0.180%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.55%	October 31, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, the amount waived/reimbursed by TAM was $49,803.

The following amounts are available for recapture by TAM as of June 30, 2014:

Amount Available	Year Reimbursed
$ 20,329	2013
49,803	2014

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.0175% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Manager Alternative Strategies VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of affiliated investments purchased and proceeds from affiliated investments sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of affiliated investments:	$323,722
Proceeds from maturities and sales of affiliated investments:	142,798

There were no transactions in U.S. Government securities during the period ended June 30, 2014.

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Multi-Manager Alternative Strategies VP

RESULTS OF CONTRACT HOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of contract holders and to provide final results. Accordingly, at the special meeting of contract holders held on April 11, 2014, the Board of Trustees of the Portfolio solicited a vote by the contract holders for the following item:

Proxy II - Proposal VIII: The approval of a new sub-advisory agreement with Aegon USA Investment Management, LLC, an affiliate of TAM.

Record Date - February 7, 2014	Shares Voted	% of Voted	% of Total
For	18,840.200	100.000	96.928
Against	0.000	0.000	0.000
Abstain	0.000	0.000	0.000
Broker Non-Vote	0.000	0.000	0.000
Total	18,840.200	100.000	96.928

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Real Return TIPS VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica PIMCO Real Return TIPS VP
Initial Class	$1,000.00	$1,063.20	$4.66	$1,020.30	$4.56	0.91%
Service Class	1,000.00	1,062.40	5.93	1,019.00	5.81	1.16

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Includes interest fee on sale-buyback transactions (representing 0.05% of average net assets for Initial Class and Service Class).

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
U.S. Government Obligations	97.7%
Repurchase Agreements	42.9
Foreign Government Obligations	17.2
Corporate Debt Securities	6.4
Short-Term U.S. Government Agency Obligations	4.3
Securities Lending Collateral	2.5
Mortgage-Backed Securities	2.1
Asset-Backed Securities	1.5
Certificates of Deposit	1.0
Short-Term U.S. Government Obligation	0.3
Short-Term Foreign Government Obligation	0.1
Purchased Swaption	0.0 *
Other Assets and Liabilities - Net ^	(76.0)
Total	100.0%

*	Percentage rounds to less than 0.1%

^	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 97.7%
U.S. Treasury Inflation Indexed Bond
0.63%, 02/15/2043 (A)	$ 2,577,575	$ 2,339,954
0.75%, 02/15/2042 (A)	157,359	148,126
1.38%, 02/15/2044 (A)	3,766,106	4,142,129
1.75%, 01/15/2028 (A)	113,150	130,264
2.00%, 01/15/2026 (A)	2,389,440	2,815,245
2.13%, 02/15/2040 (A)	877,384	1,116,266
2.38%, 01/15/2025 - 01/15/2027 (A)	15,490,269	18,908,600
2.50%, 01/15/2029 (A)	552,040	696,519
3.63%, 04/15/2028 (A)	1,025,920	1,440,776
3.88%, 04/15/2029 (A)	1,586,134	2,318,730
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 - 01/15/2023 (A)	63,220,159	63,581,746
0.38%, 07/15/2023 (A) (B) (C)	1,731,620	1,765,170
0.50%, 04/15/2015 (A) (C)	3,285,050	3,332,529
0.63%, 07/15/2021 - 01/15/2024 (A)	16,320,532	17,146,156
1.13%, 01/15/2021 (A)	9,614,678	10,414,648
1.25%, 07/15/2020 (A)	22,778,113	24,961,600
1.38%, 01/15/2020 (A)	4,280,428	4,695,095
1.63%, 01/15/2015 (A) (B)	3,230,816	3,283,821
1.88%, 07/15/2015 (A)	121,869	126,572
2.00%, 01/15/2016 (A)	9,977,147	10,518,876
2.63%, 07/15/2017 (A) (D)	114,373	128,035

Total U.S. Government Obligations (cost $177,561,351)		174,010,857

FOREIGN GOVERNMENT OBLIGATIONS - 17.2%
Australia Government Bond 5.25%, 03/15/2019	AUD 1,900,000	1,970,639
Autonomous Community of Catalonia 4.95%, 02/11/2020	EUR 100,000	153,252
Brazil Letras do Tesouro Nacional Zero Coupon, 01/01/2017	BRL 6,400,000	2,198,179
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2021	10,166,000	3,981,383
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond 0.75%, 04/15/2018	EUR 1,491,868	2,150,717
Colombian TES 3.00%, 03/25/2033	COP 340,473,760	157,940
Denmark I/L Government Bond 0.10%, 11/15/2023	DKK 23,357,700	4,317,840
France Government Bond OAT
0.10%, 07/25/2021	EUR 1,113,189	1,569,247
0.25%, 07/25/2018 - 07/25/2024	1,433,258	2,000,382
Italy Buoni Poliennali del Tesoro
1.70%, 09/15/2018	709,576	1,022,104
2.10%, 09/15/2016	107,342	153,103
4.75%, 09/15/2016	100,000	149,035
5.50%, 11/01/2022	100,000	167,943
2.10%, 09/15/2021 - Reg S	217,266	319,619
2.25%, 04/22/2017 - Reg S	500,760	713,256
2.35%, 09/15/2024 - Reg S	1,410,724	2,068,276
2.55%, 10/22/2016 - Reg S	500,760	713,393

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
New South Wales Treasury Corp.
2.50%, 11/20/2035	AUD 100,000	$ 124,671
2.75%, 11/20/2025	900,000	1,155,749
New Zealand Government Bond 2.00%, 09/20/2025	NZD 700,000	594,033
Slovenia Government International Bond 4.70%, 11/01/2016 - 144A	EUR 300,000	444,758
Spain Government Bond
3.80%, 04/30/2024 - Reg S	800,000	1,200,504
5.40%, 01/31/2023 - Reg S	1,500,000	2,522,929
U.K. Gilt Inflation Linked 2.50%, 07/26/2016 - Reg S	GBP 100,000	573,439
Xunta de Galicia 6.13%, 04/03/2018	EUR 100,000	159,408

Total Foreign Government Obligations (cost $29,839,158)		30,581,799

MORTGAGE-BACKED SECURITIES - 2.1%
CHL Mortgage Pass-Through Trust Series 2004-J9, Class 2A5 5.50%, 01/25/2035	$ 388,517	408,077
COMM Mortgage Trust Series 2012-9W57, Class A 2.37%, 02/10/2029 - 144A	800,000	822,707
DBUBS Mortgage Trust Series 2011-LC2A, Class A2 3.39%, 07/10/2044 - 144A	100,000	104,346
First Horizon Mortgage Pass-Through Trust Series 2004-AR7, Class 2A2 2.55%, 02/25/2035 (E)	74,411	74,654
Granite Mortgages PLC Series 2003-3, Class 1A3 0.63%, 01/20/2044 (E)	206,700	206,287
GSR Mortgage Loan Trust Series 2005-AR7, Class 2A1 2.63%, 11/25/2035 (E)	76,971	75,589
Hercules Eclipse PLC Series 2006-4, Class A 0.77%, 10/25/2018 - Reg S (E)	GBP 93,662	156,847
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2, Class A3A 4.68%, 07/15/2042	$ 25,114	25,260
Ulysses European Loan Conduit No. 27 PLC Series 27X, Class A 0.69%, 07/25/2017 - Reg S (E)	GBP 1,100,000	1,836,418

Total Mortgage-Backed Securities (cost $3,653,122)		3,710,185

ASSET-BACKED SECURITIES - 1.5%
CIFC Funding, Ltd. Series 2007-1A, Class A1L 0.48%, 05/10/2021 - 144A (E)	$ 82,276	81,039
Dalradian European CLO III BV Series 3-X, Class A2 0.72%, 04/11/2023 - Reg S (E)	EUR 1,300,000	1,766,740

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
FFMLT Trust Series 2005-FF11, Class A2D 0.83%, 11/25/2035 (E)	$ 81,454	$ 78,953
Fremont Home Loan Trust Series 2005-C, Class M2 0.64%, 07/25/2035 (E)	100,000	87,417
RAMP Trust Series 2006-RZ5, Class A2 0.33%, 08/25/2046 (E)	569,411	548,071
Structured Asset Securities Corp. Series 2005-WF1, Class M1 0.81%, 02/25/2035 (E)	154,932	142,110

Total Asset-Backed Securities (cost $2,664,480)		2,704,330

CORPORATE DEBT SECURITIES - 6.4%
Commercial Banks - 2.4%
Bank of America NA 0.65%, 05/08/2017 (E)	1,700,000	1,699,019
BNP Paribas SA, Series MTN 0.68%, 05/07/2017 (D) (E)	1,200,000	1,200,071
Eksportfinans ASA 5.50%, 06/26/2017	700,000	749,839
Intesa Sanpaolo SpA 3.13%, 01/15/2016 (D)	100,000	102,790
LBG Capital No. 2 PLC 15.00%, 12/21/2019	GBP 190,000	471,491
Electric Utilities - 0.2%
Electricite de France SA
0.69%, 01/20/2017 - 144A (E)	$ 300,000	301,216
1.15%, 01/20/2017 - 144A (D)	100,000	100,021
Household Durables - 1.0%
DR Horton, Inc. 5.63%, 09/15/2014	1,700,000	1,714,875
Media - 0.9%
Reed Elsevier Investments PLC, Series MTN 5.63%, 10/20/2016	GBP 900,000	1,667,439
Oil, Gas & Consumable Fuels - 1.8%
Korea National Oil Corp. 3.13%, 04/03/2017 - 144A (D)	$ 3,000,000	3,122,334
Real Estate Management & Development - 0.1%
Deutsche Annington Finance BV 3.20%, 10/02/2017 - 144A	200,000	207,144

Total Corporate Debt Securities (cost $11,183,843)		11,336,239

CERTIFICATE OF DEPOSIT - 1.0%
Commercial Banks - 1.0%
Banco Bilbao Vizcaya 0.01%, 10/23/2015 (F)	1,750,000	1,749,847

Total Certificate of Deposit (cost $1,749,847)		1,749,847

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.3%
U.S. Treasury Bill 0.08%, 09/18/2014 (B) (F) (G)	500,000	499,918

Total Short-Term U.S. Government Obligation (cost $499,918)		499,918

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.3%
Freddie Mac
0.08%, 11/26/2014 (F)	$ 6,000,000	$ 5,998,026
0.09%, 01/14/2015 (F)	1,700,000	1,699,163

Total Short-Term U.S. Government Agency Obligations (cost $7,697,189)		7,697,189

SHORT-TERM FOREIGN GOVERNMENT OBLIGATION - 0.1%
Hellenic Treasury Bill 2.16%, 08/18/2014 (F)	EUR 100,000	136,543

Total Short-Term Foreign Government Obligation (cost $136,774)		136,543

	Notional Amount	Value
PURCHASED SWAPTION - 0.0% (H) (I)
Put Option - 0.0% (H)
OTC - If exercised the Series receives floating 6 month EURIBOR, and pays 1.00%, European Style (J) Expires 11/10/2014 Counterparty: GSC	2,100,000	3,461

Total Purchased Swaption (cost $29,237)		3,461

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (F)	4,538,238	4,538,238

Total Securities Lending Collateral (cost $4,538,238)		4,538,238

	Principal	Value
REPURCHASE AGREEMENTS - 42.9%
Credit Suisse Securities USA 0.15% (F), dated 06/30/2014, to be repurchased at $19,800,083 on 07/01/2014. Collateralized by U.S. Government Obligations, 0.38% - 1.50%, due 03/31/2016 - 08/31/2018, and with a total value of $20,196,144.	$ 19,800,000	19,800,000
RBC Capital Markets LLC 0.14% (F), dated 06/30/2014, to be repurchased at $48,000,187 on 07/01/2014. Collateralized by a U.S. Government Obligation, 2.63%, due 08/15/2020, and with a value of $48,588,292.	48,000,000	48,000,000
State Street Bank & Trust Co. 0.01% (F), dated 06/30/2014, to be repurchased at $493,724 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $503,633.	493,724	493,724

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

Principal	Value
REPURCHASE AGREEMENTS (continued)

TD Securities (USA) LLC
0.14% (F), dated 06/30/2014, to be repurchased at $8,100,032 on 07/01/2014. Collateralized by U.S. Government Obligations, 2.00% - 5.00%, due 11/15/2021 - 05/15/2037, and with a total value of $8,273,259.

$ 8,100,000	$ 8,100,000

Total Repurchase Agreements (cost $76,393,724)	76,393,724

Total Investment Securities (cost $315,946,881) (K)	313,362,330
Other Assets and Liabilities - Net - (76.0)%	(135,270,465)

Net Assets - 100.0%	$ 178,091,865

WRITTEN SWAPTIONS ON CREDIT DEFAULT SWAP AGREEMENTS: (I)
Description	Counterparty	Fixed Deal Rate	Pay/Receive Floating Rate	Strike Price	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Put - North American High Yield Index - Series 22	BNP	100.00	Pay	100.00	09/17/2014	$ 3,500,000	$(10,049)	$(4,491)
Put - North American High Yield Index - Series 22	BNP	101.00	Pay	101.00	07/16/2014	1,200,000	(285)	(228)
Put - North American High Yield Index - Series 22	BNP	104.00	Pay	104.00	07/17/2014	2,300,000	(1,252)	(104)
Put - OTC iTraxx Europe Series 21	GSC	0.95	Pay	0.95	09/17/2014	EUR 500,000	(1,519)	(379)
Put - OTC iTraxx Europe Series 21	GSC	1.10	Pay	1.10	09/17/2014	200,000	(700)	(83)
Put - OTC iTraxx Europe Series 21	BNP	1.10	Pay	1.10	09/17/2014	700,000	(2,368)	(291)

							$(16,173)	$(5,576)

WRITTEN SWAPTIONS ON INTEREST RATE SWAP AGREEMENTS: (I)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Put - OTC 5-Year	GSC	6-Month EUR EURIBOR Reuters	Pay	1.24%	11/10/2014	EUR 4,200,000	$(29,237)	$(1,731)

CENTRALLY CLEARED SWAP AGREEMENTS: (L)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION: (M)
Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (N)	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iTraxx Europe Index - Series 21	1.00%	06/20/2019	EUR 800,000	$(20,489)	$(19,117)	$(1,372)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (O)
Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (N)	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iTraxx Europe Index - Series 21	1.00%	06/20/2024	EUR 1,300,000	$(1,183)	$(29,779)	$28,596
North American High Yield Index - Series 22	5.00	06/20/2019	$ 297,000	26,170	24,188	1,982
North American Investment Grade Index - Series 22	1.00	06/20/2019	700,000	14,026	11,607	2,419

				$39,013	$6,016	$32,997

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	0.75%	09/17/2015	$	5,100,000	$20,498	$7,432	$13,066

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	3.50%	12/18/2043	$	4,700,000	$(185,551)	$230,926	$(416,477)
6-Month EURIBOR	0.55	01/17/2016	EUR	17,200,000	(42,887)	(16,259)	(26,628)
6-Month EURIBOR	2.00	01/29/2024		1,600,000	(138,735)	(11,818)	(126,917)
6-Month EURIBOR	2.75	09/17/2044		1,100,000	(190,219)	(68,559)	(121,660)
6-Month JPY-LIBOR	1.00	09/18/2023	JPY	340,000,000	(119,532)	(23,379)	(96,153)

					$(676,924)	$110,911	$(787,835)

OVER THE COUNTER SWAP AGREEMENTS: (I)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION: (O)
Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Counterparty	Implied Credit Spread (BP) at 06/30/14 (P)	Notional Amount (N)	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Brazil, 12.25%, 03/06/2030	1.00%	03/20/2019	DUB	131.56	$800,000	$(9,442)	$(37,163)	$27,721
Brazil, 12.25%, 03/06/2030	1.00	03/20/2019	BOA	131.56	400,000	(4,721)	(18,916)	14,195
Italy, 6.88%, 09/27/2023 (J)	1.00	03/20/2019	BCLY	88.70	1,700,000	11,546	(29,206)	40,752
Spain, 5.50%, 07/30/2017	1.00	03/20/2019	HSBC	62.07	600,000	11,125	(4,256)	15,381
Spain, 5.50%, 07/30/2017	1.00	03/20/2019	BOA	62.07	1,100,000	20,395	(6,348)	26,743

						$28,903	$(95,889)	$124,792

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month AUD BBR BBSW	4.00%	06/18/2019	BCLY	AUD 100,000	$3,201	$96	$3,105
BRL-CDI	10.91	01/02/2017	HSBC	BRL 2,000,000	(6,372)	(1,630)	(4,742)
France CPI ex Tobacco	1.95	07/25/2021	BOA	EUR 1,700,000	97,632	1,690	95,942
France CPI ex Tobacco	1.95	07/25/2023	DUB	600,000	26,977	6,450	20,527
France CPI ex Tobacco (J)	2.11	10/08/2023	DUB	800,000	54,295	9,397	44,898

					$175,733	$16,003	$159,730

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NAS	1.73%	04/15/2016	GSC	$4,700,000	$68,503	$(7,356)	$75,859
U.S. CPI Urban Consumers NAS	1.83	11/29/2016	BNP	600,000	7,778	(113)	7,891
U.S. CPI Urban Consumers NAS	1.83	11/29/2016	DUB	1,400,000	18,150	(479)	18,629
U.S. CPI Urban Consumers NAS	1.85	11/29/2016	DUB	1,200,000	14,824	0	14,824
U.S. CPI Urban Consumers NAS	1.86	11/05/2016	DUB	900,000	10,181	0	10,181
U.S. CPI Urban Consumers NAS	1.91	04/15/2017	BCLY	1,400,000	18,327	0	18,327
U.S. CPI Urban Consumers NAS	1.93	02/10/2017	DUB	3,300,000	63,665	0	63,665
U.S. CPI Urban Consumers NAS	2.04	12/31/2017	BCLY	1,600,000	22,918	0	22,918
U.S. CPI Urban Consumers NAS	2.18	10/01/2018	GSC	800,000	4,105	(429)	4,534
U.S. CPI Urban Consumers NAS	2.36	01/28/2017	DUB	100,000	(3,289)	0	(3,289)
U.S. CPI Urban Consumers NAS	2.42	02/12/2017	GSC	700,000	(4,664)	0	(4,664)
U.S. CPI Urban Consumers NAS	2.50	07/15/2022	DUB	1,800,000	(32,062)	22,628	(54,690)

					$188,436	$14,251	$174,185

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

FUTURES CONTRACT:
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	Long	14	09/30/2014	$(2,792)

FORWARD FOREIGN CURRENCY CONTRACTS: (I)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	BNP	(3,937,000)	07/02/2014	$(3,635,032)	$(76,758)
AUD	DUB	3,937,000	07/02/2014	3,713,544	(1,753)
AUD	DUB	(3,937,000)	08/05/2014	(3,704,493)	2,331
AUD	DUB	319,000	08/05/2014	300,141	(169)
BRL	BNP	1,154,423	07/02/2014	524,142	(1,989)
BRL	BNP	(1,106)	07/02/2014	(494)	(6)
BRL	BNP	(1,153,317)	07/02/2014	(518,345)	(3,308)
BRL	BOA	1,154,423	07/02/2014	515,218	6,935
BRL	BOA	(1,154,423)	07/02/2014	(524,142)	1,989
BRL	BCLY	(180,144)	08/04/2014	(75,523)	(5,159)
BRL	BCLY	(896,654)	08/04/2014	(373,093)	(28,494)
BRL	BNP	1,153,317	08/04/2014	513,658	2,881
BRL	BOA	3,326,965	08/04/2014	1,474,000	16,057
BRL	HSBC	(8,517,469)	08/04/2014	(3,508,163)	(306,580)
BRL	HSBC	(1,516,355)	08/04/2014	(628,098)	(51,036)
BRL	HSBC	(960,039)	10/02/2014	(400,935)	(22,180)
BRL	BOA	(3,468,322)	01/05/2015	(1,474,000)	(17,051)
COP	DUB	(299,071,388)	10/16/2014	(156,010)	(1,905)
DKK	BCLY	(22,965,000)	08/13/2014	(4,287,627)	68,806
EUR	BCLY	1,262,000	07/02/2014	1,721,907	6,164
EUR	BCLY	(1,158,000)	07/02/2014	(1,576,685)	(8,978)
EUR	BNP	(328,000)	07/02/2014	(444,981)	(4,153)
EUR	DUB	11,151,000	07/02/2014	15,155,324	113,870
EUR	GSC	(10,927,000)	07/02/2014	(14,965,138)	2,670
EUR	BCLY	(1,322,000)	08/05/2014	(1,800,426)	(10,047)
EUR	BOA	(1,588,000)	08/05/2014	(2,160,661)	(14,097)
EUR	DUB	(11,151,000)	08/05/2014	(15,157,164)	(114,078)
GBP	BCLY	(1,723,000)	09/11/2014	(2,892,071)	(54,927)
GBP	BCLY	(1,075,000)	09/11/2014	(1,802,606)	(36,061)
INR	DUB	13,790,250	07/23/2014	225,000	2,925
INR	GSC	8,894,300	07/23/2014	145,000	2,005
INR	HSBC	12,256,000	07/23/2014	200,000	2,567
JPY	BCLY	361,700,000	07/02/2014	3,561,522	8,943
JPY	BOA	(184,300,000)	07/02/2014	(1,814,639)	(4,649)
JPY	BOA	(177,400,000)	07/02/2014	(1,740,922)	(10,254)
JPY	BCLY	(361,700,000)	08/05/2014	(3,562,297)	(9,104)
MXN	GSC	1,533,831	08/25/2014	116,442	1,326
MXN	GSC	13,054,289	09/23/2014	1,000,981	(532)
MXN	GSC	(1,909,000)	10/22/2014	(145,293)	(723)
NZD	BNP	(553,000)	07/02/2014	(468,371)	(15,712)
NZD	BOA	(97,000)	07/02/2014	(84,331)	(580)
NZD	GSC	(647,000)	08/05/2014	(563,756)	(770)

					$(561,584)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS : (I)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
PLN	BCLY	1,064,000	07/30/2014	$350,109	$(500)
EUR	BCLY	(251,544)	07/30/2014	(350,109)	5,627

					$5,127

VALUATION SUMMARY: (Q)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$174,010,857	$—	$174,010,857
Foreign Government Obligations	—	30,581,799	—	30,581,799
Mortgage-Backed Securities	—	3,710,185	—	3,710,185
Asset-Backed Securities	—	2,704,330	—	2,704,330
Corporate Debt Securities	—	11,336,239	—	11,336,239
Certificate of Deposit	—	1,749,847	—	1,749,847
Short-Term U.S. Government Obligation	—	499,918	—	499,918
Short-Term U.S. Government Agency Obligations	—	7,697,189	—	7,697,189
Short-Term Foreign Government Obligation	—	136,543	—	136,543
Purchased Swaption	—	3,461	—	3,461
Securities Lending Collateral	4,538,238	—	—	4,538,238
Repurchase Agreements	—	76,393,724	—	76,393,724
Total Investment Securities	$4,538,238	$308,824,092	$—	$313,362,330

Derivative Financial Instruments
Credit Default Swap Agreements	$—	$83,262	$—	$83,262
Interest Rate Swap Agreements	—	431,054	—	431,054
Forward Foreign Currency Contracts (R)	—	239,469	—	239,469
Forward Foreign Cross Currency Contracts (R)	—	5,627	—	5,627
Total Derivative Financial Instruments	$—	$759,412	$—	$759,412

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
LIABILITIES
Derivative Financial Instruments
Written Swaptions on Credit Default Swap Agreements	$—	$(5,576)	$—	$(5,576)
Written Swaptions on Interest Rate Swap Agreements	—	(1,731)	—	(1,731)
Credit Default Swap Agreements	—	(35,835)	—	(35,835)
Interest Rate Swap Agreements	—	(723,311)	—	(723,311)
Futures Contract (R)	(2,792)	—	—	(2,792)
Forward Foreign Currency Contracts (R)	—	(801,053)	—	(801,053)
Forward Foreign Cross Currency Contracts (R)	—	(500)	—	(500)
Total Derivative Financial Instruments	$(2,792)	$(1,568,006)	$—	$(1,570,798)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Security is subject to sale-buyback transactions.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swaps. Total value of securities segregated as collateral to cover centrally cleared swaps is $749,374.
(C)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $64,511.
(D)	All or a portion of this security is on loan. The value of all securities on loan is $4,444,366. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Floating or variable rate note. Rate is listed as of June 30, 2014.
(F)	Rate shown reflects the yield at June 30, 2014.
(G)	All or a portion of this security has been segregated by the custodian with the broker as collateral for open swap, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open swap, swaptions and/or forward foreign currency contracts is $260,957.
(H)	Percentage rounds to less than 0.1%.
(I)	Cash in the amount of $1,737,000 has been segregated by the broker with the custodian as collateral for open swap, swaptions and/or forward foreign currency contracts.
(J)	Illiquid. Total aggregate fair value of illiquid securities is $3,461, or less than 0.01% of the portfolio’s net assets, and total aggregate fair value of illiquid derivatives is $65,841, or 0.04% of the portfolio’s net assets.
(K)	Aggregate cost for federal income tax purposes is $315,946,881. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $2,017,513 and $4,602,064, respectively. Net unrealized depreciation for tax purposes is $2,584,551.
(L)	Cash in the amount of $71,000 has been segregated by the custodian with the broker as collateral for centrally cleared swaps.
(M)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(N)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(O)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(P)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(Q)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(R)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities aggregated $5,183,565, or 2.91% of the portfolio’s net assets.
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
BP	Basis Point
CDI	Credit Default Index
CPI	Consumer Price Index
DUB	Deutsche Bank AG
EURIBOR	Euro InterBank Offered Rate
GSC	Goldman Sachs & Co.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

DEFINITIONS (continued):

HSBC	HSBC Bank USA
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NAS	National Academy of Sciences
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OTC	Over the Counter
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
COP	Columbian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
USD	United States Dollar

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Real Return TIPS VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment securities, at value (cost: $239,553,157) (including securities loaned of $4,444,366)	$236,968,606
Repurchase agreement, at value (cost: $76,393,724)	76,393,724
Cash on deposit with broker	71,000
Foreign currency, at value (cost: $210,110)	211,894
Cash	984
Unrealized appreciation on forward foreign currency contracts	245,096
OTC swap agreements, at value	453,622
Receivables:
Shares sold	236,965
Investment securities sold	10,072,252
Interest	1,448,156
Securities lending income (net)	254
Variation margin receivable on derivative financial instruments	88,476
Prepaid expenses	7,208

Total assets	326,198,237

Liabilities:
Cash deposit due to broker	1,737,000
Accounts payable and accrued liabilities:
Management and advisory fees	104,444
Distribution and service fees	35,632
Administration fees	3,730
Transfer agent fees	457
Trustees fees	163
Audit and tax fees	12,167
Legal fees	5,141
Printing and shareholder reports fees	8,286
Deferred income for sale-buyback financing transactions	78,892
Other	1,198
Collateral for securities on loan	4,538,238
Payable for sale-buyback financing transactions	140,711,614
Written options and swaptions, at value (premiums: $45,410)	7,307
Unrealized depreciation on forward foreign currency contracts	801,553
OTC swap agreements, at value	60,550

Total liabilities	148,106,372

Net assets	$178,091,865

Net assets consist of:
Capital stock ($0.01 par value)	$171,650
Additional paid-in capital	186,351,547
Undistributed (distributions in excess of) net investment income (loss)	3,859,217
Undistributed (accumulated) net realized gain (loss)	(8,915,705)
Net unrealized appreciation (depreciation) on:
Investment securities	(2,584,551)
Futures contracts	(2,792)
Written options and swaptions	38,103
Swap agreements	(284,437)
Translation of assets and liabilities denominated in foreign currencies	(541,167)

Net assets	$178,091,865

Net assets by class:
Initial Class	$8,109,025
Service Class	169,982,840

Shares outstanding:
Initial Class	790,507
Service Class	16,374,465

Net asset value and offering price per share:
Initial Class	$10.26
Service Class	10.38

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Interest income (net of withholding taxes on foreign interest of $202)	$3,879,938
Securities lending income (net)	1,958

Total investment income	3,881,896

Expenses:
Management and advisory	588,064
Distribution and service:
Service Class	203,693
Administration	21,002
Transfer agent	1,289
Trustees	2,950
Audit and tax	12,102
Custody	71,835
Legal	3,905
Printing and shareholder reports	15,468
Interest	37,805
Other	7,247

Total expenses	965,360

Net investment income (loss)	2,916,536

Net realized gain (loss) on transactions from:
Investment securities	229,228
Futures contracts	(36,037)
Written options and swaptions	193,141
Swap agreements	98,153
Foreign currency transactions	(229,051)

Net realized gain (loss)	255,434

Net change in unrealized appreciation (depreciation) on:
Investment securities	8,255,337
Futures contracts	81,576
Written options and swaptions	(56,136)
Swap agreements	(571,154)
Translation of assets and liabilities denominated in foreign currencies	(568,067)

Net change in unrealized appreciation (depreciation)	7,141,556

Net realized and change in unrealized gain (loss)	7,396,990

Net increase (decrease) in net assets resulting from operations	$10,313,526

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Real Return TIPS VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$2,916,536	$(152,258)
Net realized gain (loss)	255,434	(1,953,538)
Net change in unrealized appreciation (depreciation)	7,141,556	(16,474,209)
Net increase (decrease) in net assets resulting from operations	10,313,526	(18,580,005)

Distributions to shareholders:
Net investment income:
Initial Class	—	(3,294)
Service Class	—	(578,914)
Total distributions from net investment income	—	(582,208)
Net realized gains:
Initial Class	—	(24,073)
Service Class	—	(6,259,430)
Total distributions from net realized gains	—	(6,283,503)
Total distributions to shareholders	—	(6,865,711)

Capital share transactions:
Proceeds from shares sold:
Initial Class	7,604,527	6,175,413
Service Class	7,342,615	59,897,550
	14,947,142	66,072,963
Dividends and distributions reinvested:
Initial Class	—	27,367
Service Class	—	6,838,344
	—	6,865,711
Cost of shares redeemed:
Initial Class	(1,740,619)	(4,434,487)
Service Class	(8,767,145)	(50,163,599)
	(10,507,764)	(54,598,086)
Net increase (decrease) in net assets resulting from capital share transactions	4,439,378	18,340,588
Net increase (decrease) in net assets	14,752,904	(7,105,128)

Net assets:
Beginning of period/year	163,338,961	170,444,089
End of period/year	$178,091,865	$163,338,961
Undistributed (distributions in excess of) net investment income (loss)	$3,859,217	$942,681

Share activity:
Shares issued:
Initial Class	767,767	587,301
Service Class	729,775	5,584,148
	1,497,542	6,171,449
Shares issued-reinvested from dividends and distributions:
Initial Class	—	2,839
Service Class	—	699,217
	—	702,056
Shares redeemed:
Initial Class	(175,973)	(423,199)
Service Class	(875,936)	(4,833,928)
	(1,051,909)	(5,257,127)
Net increase (decrease) in shares outstanding:
Initial Class	591,794	166,941
Service Class	(146,161)	1,449,437
	445,633	1,616,378

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Real Return TIPS VP

STATEMENT OF CASH FLOWS

For the period ended June 30, 2014

(unaudited)

Cash flows provided by operating activities:
Net increase in net assets resulting from operations	$10,313,526

Adjustments to reconcile change in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term investments	(91,614,314)
Proceeds from sales of long-term investments	70,635,864
Purchases/proceeds from sales of short-term investments, net	38,835,776
Net change in unrealized appreciation (depreciation) on investment securities, futures contracts, written option and swaption contracts, swap agreements and foreign currency translations	(7,141,556)
Net realized gain (loss) on transactions from investment securities, futures contracts, written option and swaption contracts, swap agreements and foreign currency transactions	(255,434)
Net amortization/accretion on investments	(1,442,482)
Increase in receivable for investment securities sold	(10,072,252)
Increase in interest receivable	(687,653)
Increase in futures contracts transactions	35,873
Decrease in cash on deposit with brokers	36,000
Increase in prepaid expenses	(4,157)
Decrease in payable for investment securities purchased	(455,626)
Increase in cash deposit due to broker	1,737,000
Net cash used in swap transactions	(742,840)
Net cash used in foreign currency transactions	(184,658)
Increase in collateral for securities on loan	4,433,793
Increase in accrued management and advisory, distribution and service, trustees, transfer agent and administration fees	4,361
Decrease in accrued liabilities	(32,984)
Net cash provided by operating activities	13,398,237

Cash flows from financing activities:
Proceeds from sale-buyback transactions	582,480,985
Payments on sale-buyback transactions	(600,446,635)
Proceeds from shares sold, net of receivable for shares sold	14,710,177
Payment of shares redeemed, net of payable for shares redeemed	(10,524,170)
Net cash used for financing activities	(13,779,643)

Net decrease in cash and foreign currencies	(381,406)
Cash and foreign currencies at beginning of period	$594,284
Cash and foreign currencies at end of period	$212,878

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$37,805

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Real Return TIPS VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013		December 31, 2012		December 31, 2011 (A)
Net asset value
Beginning of period/year	$9.65		$11.47		$10.78		$10.00
Investment operations
Net investment income (loss) (B)	0.22		0.07		0.09		0.14
Net realized and unrealized gain (loss)	0.39		(1.45)		0.78		0.64
Total investment operations	0.61		(1.38)		0.87		0.78
Distributions
Net investment income	—		(0.05)		(0.03)		—
Net realized gains	—		(0.39)		(0.15)		—
Total distributions	—		(0.44)		(0.18)		—
Net asset value
End of period/year	$10.26		$9.65		$11.47		$10.78
Total return (C)	6.32	%(D)	(12.01)%		8.12%		7.80	%(D)
Net assets end of period/year (000’s)	$8,109		$1,917		$365		$10,786
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.91	%(E)(F)	0.91	%(F)	0.88	%(F)	0.90	%(E)
Before (waiver/reimbursement) recapture	0.91	%(E)(F)	0.91	%(F)	0.87	%(F)	0.92	%(E)
Net investment income (loss) to average net assets	4.52	%(E)(F)	0.68	%(F)	0.83	%(F)	0.90	%(E)
Portfolio turnover rate	35	%(D)(G)	52	%(G)	409	%(G)	384	%(D)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes interest fee on sale-buyback transactions (representing 0.05%, 0.05%, and 0.04% of average net assets for the periods ended June 30, 2014, December 31, 2013, and December 31, 2012, respectively).
(G)	Excludes sale-buyback transactions.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Real Return TIPS VP

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Service Class
	June 30, 2014 (unaudited)		December 31, 2013		December 31, 2012		December 31, 2011 (A)
Net asset value
Beginning of period/year	$9.77		$11.29		$10.77		$10.00
Investment operations
Net investment income (loss)	0.17		(0.01)		0.05		0.01
Net realized and unrealized gain (loss) (B)	0.44		(1.08)		0.64		0.76
Total investment operations	0.61		(1.09)		0.69		0.77
Distributions
Net investment income	—		(0.04)		(0.03)		—
Net realized gains	—		(0.39)		(0.14)		—
Total distributions	—		(0.43)		(0.17)		—
Net asset value
End of period/year	$10.38		$9.77		$11.29		$10.77
Total return (C)	6.24	%(D)	(9.71)%		6.49%		7.70	%(D)
Net assets end of period/year (000’s)	$169,983		$161,422		$170,079		$65,093
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.16	%(E)(F)	1.16	%(F)	1.13	%(F)	1.15	%(E)
Before (waiver/reimbursement) recapture	1.16	%(E)(F)	1.16	%(F)	1.12	%(F)	1.17	%(E)
Net investment income (loss) to average net assets	3.44	%(E)(F)	(0.09	)%(F)	0.43	%(F)	0.06	%(E)
Portfolio turnover rate	35	%(D)(G)	52	%(G)	409	%(G)	384	%(D)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes interest fee on sale-buyback transactions (representing 0.05%, 0.05%, and 0.04% of average net assets for the periods ended June 30, 2014, December 31, 2013, and December 31, 2012, respectively).
(G)	Excludes sale-buyback transactions.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Real Return TIPS VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Real Return TIPS VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio; from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Real Return TIPS VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Real Return TIPS VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Open forward foreign currency contracts at June 30, 2014, if any, are listed in the Schedule of Investments.

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The underlying face amounts of open options and swaptions at June 30, 2014, if any, are listed in the Schedule of Investments.

Transactions in written options were as follows:

	Premiums	Contracts
Balance at December 31, 2013	$2,787	8
Sales	13,546	22
Closing Buys	—	—
Expirations	(2,787)	(8)
Exercised	(13,546)	(22)

Balance at June 30, 2014	$—	—

Transactions in written swaptions and foreign exchange options were as follows:

	Premiums	Notional Amount
Balance at December 31, 2013	$99,094	$25,700,000
Sales	40,412	11,617,000
Closing Buys	—	—
Expirations	(122,828)	(28,217,000)
Exercised	(5,092)	(2,100,000)

Balance at June 30, 2014	$11,586	$7,000,000

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Real Return TIPS VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

	Premiums	Notional Amount
Balance at December 31, 2013	$72,340	EUR 37,600,000
Sales	75,417	14,300,000
Closing Buys	(31,614)	(4,200,000)
Expirations	(48,462)	(22,500,000)
Exercised	(33,857)	(19,600,000)

Balance at June 30, 2014	$33,824	EUR 5,600,000

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2014, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). Centrally cleared swaps listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swaps the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses in the Statement of Operations.

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Real Return TIPS VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The open centrally cleared swap agreements at June 30, 2014, if any, are listed in the Schedule of Investments. The centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio, if applicable, and is included in the Statement of Assets and Liabilities.

The open OTC swap agreements at June 30, 2014, if any, are listed in the Schedule of Investments. The value, as applicable, is included in the Statement of Assets and Liabilities.

Reverse repurchase agreements: The Portfolio may enter into reverse repurchase agreements in which the Portfolio sells portfolio securities and agree to repurchase them from the buyer at a specified date and price. The Portfolio may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Pursuant to the terms of the reverse repurchase agreements, the Portfolio’s custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolio are obligated to repurchase under the agreement may decline below the repurchase price.

The Portfolio’s average borrowings for the period ended June 30, 2014 were as follows:

Average daily borrowing	Number of days outstanding	Weighted average interest rate
$15,329,935	72	0.07%

The open reverse repurchase agreements at June 30, 2014, if any, are listed in the Schedule of Investments and are reflected as a liability in the Statement of Assets and Liabilities.

Sale-buyback: The Portfolio enters into sale-buyback financing transactions. The Portfolio accounts for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolio of securities and simultaneously contracts to repurchase substantially similar securities (same type and interest rate) on a specified future date.

The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolio is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “pricedrop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolio to risks such as the following: (i) the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio; (ii) the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolio’s turnover rates. The Portfolio recognizes price drop fee income on a straight line basis over the period of the roll. For the period ended June 30, 2014, the Portfolio earned price drop fee income of $193,895. The price drop fee income is included in Interest income in the Statement of Operations.

The outstanding payable for securities to be repurchased is included in payable for sale-buyback financing in the Statement of Assets and Liabilities. The average borrowing for sale-buyback financing transactions during the period ended June 30, 2014 was approximately $56,156,457, with an average interest rate of 0.13%. The interest expense is included in Interest in the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio, and is reflected in Interest income on the Statement of Operations.

Open sale-buyback financing transactions at June 30, 2014, if any, are included in the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Real Return TIPS VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Structured notes: The Portfolio invests in structured notes. A structured debt instrument is a hybrid debt security that has an embedded derivative. This type of instrument is used to manage cash flows from the debt security. Investing in structured notes involves the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Structured notes may be less liquid than other types of securities and more volatile than their underlying reference instruments. All structured notes, if any, are listed within the Schedule of Investments.

When-Issued, forward delivery securities and delayed delivery settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. Government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses on the security.

Open trades, if any, are included in the When-issued securities purchased in the Statement of Assets and Liabilities.

Treasury inflation-protected securities (“TIPS”): The Portfolio invests in TIPS. TIPS are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statement of Operations with a corresponding adjustment to cost.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2014, if any, are listed in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Real Return TIPS VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Statement of Cash Flows: GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of sale-buyback financing transactions, have been determined to be at a level requiring a Statement of Cash Flows. A Statement of Cash Flows has been prepared using the indirect method which requires net increase in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Real Return TIPS VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage passthroughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage passthroughs include TBA securities and mortgage passthrough certificates. Generally, TBA securities and mortgage passthroughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Real Return TIPS VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2014:

	Market Value	% of Net Assets
Transamerica Madison Balanced Allocation VP	$3,794,847	2.13%
Transamerica Madison Conservative Allocation VP	4,299,943	2.42
Total	$8,094,790	4.55%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $250 million	0.700%
Over $250 million up to $750 million	0.650%
Over $750 million up to $1 billion	0.600%
Over $1 billion	0.550%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.90%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There were no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Real Return TIPS VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$42,327,080
U.S. Government	49,287,234

Proceeds from maturities and sales of securities:
Long-term	10,559,677
U.S. Government	60,076,187

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at December 31, 2013	Ending number of positions at June 30, 2014	Average number of positions (A)
Futures contracts	6	1	4
Purchased options and swaptions	2	1	2
Written options and swaptions	13	7	10
Swap agreements	21	32	31
Forward foreign currency contracts	28	44	40

(A)	Calculated based on positions held at each month end during the current period.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Real Return TIPS VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Total
Asset derivatives
Purchased options and swaptions, at value (A) (B)	$3,461	$—	$—	$3,461
Swap agreements, at value (B)	431,054	—	83,262	514,316
Unrealized appreciation on forward foreign currency contracts	—	245,096	—	245,096
Total gross amount of assets (C)	$434,515	$245,096	$83,262	$762,873
Liability derivatives
Written options and swaptions, at value (B)	$(6,554)	$—	$(753)	$(7,307)
Unrealized depreciation on futures contracts (B) (D)	(2,792)	—	—	(2,792)
Swap agreements, at value (B)	(723,311)	—	(35,835)	(759,146)
Unrealized depreciation on forward foreign currency contracts	—	(801,533)	—	(801,533)
Total gross amount of liabilities (C)	$(732,657)	$(801,533)	$(36,588)	$(1,570,778)

(A)	Included within Investment securities, at value.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.
(D)	Includes cumulative appreciation (depreciation) on futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables present the Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2014:

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Financial Assets and Derivative Assets, and Collateral Received as of June 30, 2014:

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Received (B)	Net Amount (not less than $0)
BNP Paribas	$10,659	$(10,659)	$—	$—
Bank of America, N.A.	143,008	(51,352)	(91,656)	—
Barclays Bank PLC	145,532	(145,532)	—	—
Deutsche Bank AG	307,218	(162,698)	—	144,520
Goldman Sachs Bank	78,609	(6,689)	—	71,920
Goldman Sachs International	3,461	(2,193)	—	1,268
HSBC Bank USA	13,692	(13,692)	—	—
Other Derivatives (C)	60,694	—	—	60,694
Total	$762,873	$(392,815)	$(91,656)	$278,402

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Real Return TIPS VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

Financial Liabilities and Derivative Liabilities, and Collateral Pledged as of June 30, 2014:

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities (A)	Value Eligible for Offset		Collateral Pledged (B)	Net Amount (not less than $0)
BNP Paribas	$107,040	$		$—	$96,381
Bank of America, N.A.	51,352		(51,352)	—	—
Barclays Bank PLC	153,270		(145,532)	—	7,738
Deutsche Bank AG	162,698		(162,698)	—	—
Goldman Sachs Bank	6,689		(6,689)	—	—
Goldman Sachs International	2,193		(2,193)	—	—
HSBC Bank USA	386,168		(13,692)	(260,957)	111,519
Other Derivatives (C)	701,388		—	—	701,388
Total	$1,570,798		$(392,815)	$(260,957)	$917,026

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on purchased options and swaptions (A)	$(41,435)	$—	$—	$(41,435)
Net realized gain (loss) on futures contracts	(36,037)	—	—	(36,037)
Net realized gain (loss) on written options and swaptions	160,108	23,734	9,299	193,141
Net realized gain (loss) on swap agreements	60,099	—	38,054	98,153
Net realized gain (loss) on forward foreign currency contracts (B)	—	(248,242)	—	(248,242)
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options and swaptions (C)	(18,065)	—	—	(18,065)
Net change in unrealized appreciation (depreciation) on futures contracts	81,576	—	—	81,576
Net change in unrealized appreciation (depreciation) on written options and swaptions	(59,970)	—	3,834	(56,136)
Net change in unrealized appreciation (depreciation) on swap agreements	(727,571)	—	156,417	(571,154)
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (D)	—	(612,460)	—	(612,460)
Total	$(581,295)	$(836,968)	$207,604	$(1,210,659)

(A)	Included within Net realized gain (loss) on transactions from Investment securities.
(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.
(D)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Real Return TIPS VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

For non-exchange traded derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Real Return TIPS VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica PIMCO Real Return TIPS VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1-year period. The Board also noted that the performance of the Initial Class of the Portfolio was below its benchmark for the past 1-year period. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to monitor and report to the Board on the performance of the Portfolio. The Board noted that it had approved changes to the Portfolio’s policies and strategies together with replacement of the Sub-Adviser, which were expected to occur later in the year.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Real Return TIPS VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Real Return TIPS VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Balanced VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica PIMCO Tactical - Balanced VP
Initial Class	$1,000.00	$1,052.60	$4.38	$1,020.50	$4.31	0.86%
Service Class	1,000.00	1,051.30	5.65	1,019.30	5.56	1.11

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Balanced VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
U.S. Government Obligations	37.3%
Short-Term U.S. Government Agency Obligations	37.2
U.S. Government Agency Obligations	8.2
Corporate Debt Securities	5.1
Short-Term U.S. Government Obligations	5.1
Repurchase Agreements	4.8
Securities Lending Collateral	3.1
Purchased Option	1.0
Asset-Backed Securities	0.6
Mortgage-Backed Securities	0.4
Foreign Government Obligations	0.3
Municipal Government Obligations	0.3
Purchased Swaption	0.0 *
Other Assets and Liabilities - Net ^	(3.4)
Total	100.0%

*	Percentage rounds to less than 0.1%

^	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 37.3%
U.S. Treasury Bond
2.75%, 08/15/2042 (A)	$ 29,900,000	$ 26,741,813
U.S. Treasury Note
0.13%, 07/31/2014	2,900,000	2,900,000
0.25%, 08/31/2014 (B)	5,800,000	5,801,583
0.25%, 09/30/2014 - 03/31/2015	27,889,000	27,910,790
0.50%, 08/15/2014 - 10/15/2014	13,900,000	13,911,908
0.63%, 07/15/2014	9,500,000	9,501,482
1.00%, 08/31/2019 (C)	1,500,000	1,448,907
1.63%, 08/15/2022 (A)	78,400,000	74,431,000
1.63%, 11/15/2022	400,000	378,031
2.50%, 03/31/2015	100,000	101,801

Total U.S. Government Obligations (cost $160,776,827)		163,127,315

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.2%
Fannie Mae
0.88%, 10/26/2017	1,800,000	1,786,792
1.88%, 09/18/2018 (B)	6,800,000	6,911,697
4.50%, 04/01/2028 - 10/01/2041	1,633,652	1,770,432
Financing Corp. Fico, PO Series 2011-75, Class FA 05/11/2018	600,000	566,389
Freddie Mac
1.25%, 10/02/2019	14,450,000	14,034,201
2.38%, 01/13/2022 (B)	10,800,000	10,778,746

Total U.S. Government Agency Obligations (cost $35,307,518)		35,848,257

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Province of Ontario Canada 1.65%, 09/27/2019	1,200,000	1,181,413
Russian Federation 7.50%, 03/31/2030 - Reg S (D)	137,000	158,665

Total Foreign Government Obligations (cost $1,366,918)		1,340,078

MORTGAGE-BACKED SECURITIES - 0.4%
Banc of America Commercial Mortgage Trust Series 2006-6, Class A2 5.31%, 10/10/2045	15,556	15,592
Bear Stearns Alt-A Trust Series 2005-5, Class 1A1 0.59%, 07/25/2035 (E)	70,175	70,850
CHL Mortgage Pass-Through Trust Series 2005-9, Class 1A1 0.45%, 05/25/2035 (E)	107,226	93,846
Commercial Mortgage Trust Series 2005-GG5, Class A42 5.25%, 04/10/2037 (E)	200,000	200,708
Series 2007-GG9, Class A2
5.38%, 03/10/2039	192,093	195,183
DBRR Trust
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	12,487	12,482
Series 2013-EZ2, Class A
0.85%, 02/25/2045 - 144A (E)	106,872	106,766

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, IO Series 2013-C8, Class XA 1.63%, 12/15/2048 (E)	$ 2,453,322	$ 163,668
Structured Adjustable Rate Mortgage Loan Trust Series 2005-4, Class 6A1 0.39%, 03/25/2035 (E)	948,800	862,291

Total Mortgage-Backed Securities (cost $1,642,319)		1,721,386

ASSET-BACKED SECURITIES - 0.6%
ACA CLO, Ltd. Series 2006-1A, Class A1 0.48%, 07/25/2018 - 144A (E)	42,839	42,789
American Express Credit Account Master Trust Series 2012-5, Class A 0.59%, 05/15/2018	200,000	200,316
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates Series 2004-R3, Class M1 0.93%, 05/25/2034 (E)	573,609	507,239
BlueMountain CLO, Ltd. Series 2005-1A, Class A1F 0.46%, 11/15/2017 - 144A (E)	30,731	30,705
FFMLT Trust
Series 2005-FF2, Class M3
0.87%, 03/25/2035 (E)	100,000	96,080
Series 2005-FF2, Class M4
1.04%, 03/25/2035 (E)	400,000	360,899
Fore CLO, Ltd. Series 2007-1A, Class A1A 0.47%, 07/20/2019 - 144A (E)	89,171	88,972
Northstar Education Finance, Inc. Series 2012-1, Class A 0.85%, 12/26/2031 - 144A (E)	120,709	120,770
RASC Trust Series 2006-EMX2, Class A2 0.35%, 02/25/2036 (E)	640,698	628,942
SLC Private Student Loan Trust Series 2006-A, Class A5 0.40%, 07/15/2036 (E)	187,408	185,781
SLM Private Credit Student Loan Trust Series 2006-B, Class A4 0.41%, 03/15/2024 (E)	180,611	179,103
SLM Private Education Loan Trust Series 2012-E, Class A1 0.90%, 10/16/2023 - 144A (E)	47,699	47,898
SLM Student Loan Trust Series 2004-10, Class A5A 0.63%, 04/25/2023 - 144A (E)	156,533	156,786

Total Asset-Backed Securities (cost $2,552,303)		2,646,280

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
Bay Area Toll Authority (Revenue Bonds) Series S1 6.92%, 04/01/2040	200,000	269,962

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Los Angeles Community College District (General Obligation Unlimited) 6.60%, 08/01/2042	$ 200,000	$ 274,226
Port Authority of New York & New Jersey (Revenue Bonds) 4.46%, 10/01/2062	200,000	203,854
State of California (General Obligation Unlimited) 7.35%, 11/01/2039	300,000	426,117
Utah State Board of Regents (Revenue Bonds) Series 2012-1, Class A 0.90%, 12/26/2031 (E)	114,757	115,183

Total Municipal Government Obligations (cost $1,284,710)		1,289,342

CORPORATE DEBT SECURITIES - 5.1%
Air Freight & Logistics - 0.0% (F)
United Parcel Service, Inc. 2.45%, 10/01/2022	100,000	97,034
Airlines - 0.0% (F)
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026 (B)	48,582	49,554
5.50%, 04/29/2022	47,555	49,695
Automobiles - 0.1%
Daimler Finance North America LLC 0.83%, 01/09/2015 - 144A (E)	165,000	165,367
Toyota Motor Credit Corp. 0.52%, 05/17/2016 (E)	200,000	200,641
Volkswagen International Finance NV 0.67%, 11/18/2016 - 144A (E)	250,000	250,945
Biotechnology - 0.2%
Amgen, Inc.
3.63%, 05/22/2024 (B)	400,000	403,538
4.10%, 06/15/2021 (B)	400,000	430,355
Capital Markets - 0.3%
Goldman Sachs Group, Inc.
0.68%, 03/22/2016 (E)	300,000	300,033
6.15%, 04/01/2018	280,000	321,109
Goldman Sachs Group, Inc., Series MTN 3.85%, 07/08/2024	300,000	299,379
Morgan Stanley, Series MTN 6.63%, 04/01/2018	200,000	233,795
Commercial Banks - 0.8%
American Express Centurion Bank 0.67%, 11/13/2015 (E)	500,000	502,213
Bank of America Corp., Series MTN 6.88%, 04/25/2018	220,000	259,189
Bank of America NA 0.65%, 05/08/2017 (E)	250,000	249,856
Bank of Montreal, Series MTN 2.55%, 11/06/2022 (B)	220,000	212,959
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 4.50%, 01/11/2021 (B)	220,000	241,932
Credit Agricole SA 7.88%, 01/23/2024 - 144A (E) (G)	250,000	273,125

	Principal	Value
Commercial Banks (continued)
HSBC Holdings PLC 5.10%, 04/05/2021 (B)	$ 280,000	$ 318,158
JPMorgan Chase & Co. 3.25%, 09/23/2022 (B)	200,000	200,913
JPMorgan Chase Bank NA 6.00%, 10/01/2017	260,000	295,742
Sberbank of Russia Via SB Capital SA 5.18%, 06/28/2019 - Reg S (B)	400,000	417,500
Toronto-Dominion Bank, Series MTN 0.46%, 05/02/2017 (E)	400,000	399,774
Westpac Banking Corp. 0.99%, 09/25/2015 (E)	300,000	302,435
Commercial Services & Supplies - 0.1%
ADT Corp. 4.13%, 06/15/2023 (B)	40,000	36,900
Eaton Corp. 2.75%, 11/02/2022	125,000	121,037
ERAC USA Finance LLC 1.40%, 04/15/2016 - 144A	100,000	100,769
Computers & Peripherals - 0.2%
Apple, Inc.
0.52%, 05/06/2019 (E)	400,000	400,381
3.45%, 05/06/2024 (B)	400,000	404,457
Consumer Finance - 0.0% (F)
PACCAR Financial Corp., Series MTN 0.50%, 02/08/2016 (E)	150,000	150,438
Diversified Financial Services - 0.2%
General Electric Capital Corp. 0.83%, 12/11/2015 (E)	120,000	120,775
Helios Leasing I LLC 1.56%, 09/28/2024	173,237	165,870
LeasePlan Corp. NV
2.50%, 05/16/2018 - 144A (H)	300,000	302,483
3.00%, 10/23/2017 - 144A	250,000	260,305
Tagua Leasing LLC 1.58%, 11/16/2024	177,169	169,717
Diversified Telecommunication Services - 0.5%
AT&T, Inc.
0.61%, 02/12/2016 (E)	200,000	200,574
0.65%, 03/30/2017 (E)	500,000	500,951
Verizon Communications, Inc.
0.63%, 06/09/2017 (E)	400,000	400,462
1.00%, 06/17/2019 (E)	300,000	303,642
1.76%, 09/15/2016 (E)	500,000	513,773
4.50%, 09/15/2020 (B)	100,000	109,999
5.15%, 09/15/2023	200,000	223,819
Electric Utilities - 0.2%
Duke Energy Corp.
0.61%, 04/03/2017 (E)	200,000	200,600
3.75%, 04/15/2024	200,000	205,422
Duke Energy Progress, Inc. 0.43%, 03/06/2017 (E)	200,000	200,108
Entergy Louisiana LLC 3.30%, 12/01/2022	150,000	152,582
FirstEnergy Corp. 2.75%, 03/15/2018	100,000	101,197
Niagara Mohawk Power Corp. 4.12%, 11/28/2042 - 144A	200,000	192,510

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Electrical Equipment - 0.0% (F)
Schneider Electric SE 2.95%, 09/27/2022 - 144A	$ 150,000	$ 147,556
Energy Equipment & Services - 0.1%
DCP Midstream Operating, LP 2.70%, 04/01/2019 (B)	100,000	101,292
Plains All American Pipeline, LP / PAA Finance Corp. 2.85%, 01/31/2023	100,000	96,328
Health Care Providers & Services - 0.0% (F)
McKesson Corp. 0.63%, 09/10/2015 (E)	100,000	100,190
Hotels, Restaurants & Leisure - 0.1%
Carnival Corp. 1.20%, 02/05/2016	200,000	201,185
Industrial Conglomerates - 0.1%
General Electric Co.
2.70%, 10/09/2022	260,000	255,331
4.50%, 03/11/2044	100,000	104,194
Insurance - 0.4%
First American Financial Corp. 4.30%, 02/01/2023	100,000	100,268
Jackson National Life Global Funding, Series MTN 2.30%, 04/16/2019 - 144A (H)	300,000	300,271
Metropolitan Life Global Funding I 2.30%, 04/10/2019 - 144A (H)	100,000	101,040
New York Life Global Funding 1.13%, 03/01/2017 - 144A (H)	200,000	200,357
Pricoa Global Funding I 1.15%, 11/25/2016 - 144A (H)	500,000	500,536
Pricoa Global Funding I, Series MTN 2.20%, 05/16/2019 - 144A (H)	200,000	200,369
QBE Insurance Group, Ltd. 2.40%, 05/01/2018 - 144A (B)	200,000	199,670
Reliance Standard Life Global Funding II, Series MTN 2.50%, 04/24/2019 - 144A (H)	100,000	100,316
Internet & Catalog Retail - 0.0% (F)
Amazon.com, Inc. 2.50%, 11/29/2022 (B)	200,000	189,169
IT Services - 0.0% (F)
Fidelity National Information Services, Inc. 3.88%, 06/05/2024 (B)	100,000	100,474
Machinery - 0.1%
Stanley Black & Decker, Inc. 2.90%, 11/01/2022	200,000	195,409
Media - 0.1%
British Sky Broadcasting Group PLC 3.13%, 11/26/2022 - 144A (B)	80,000	76,447
COX Communications, Inc. 3.25%, 12/15/2022 - 144A	100,000	97,925
SES SA 3.60%, 04/04/2023 - 144A (B)	200,000	202,234
Metals & Mining - 0.1%
Anglo American Capital PLC 1.18%, 04/15/2016 - 144A (E) (H)	200,000	200,635
Multi-Utilities - 0.0% (F)
Sempra Energy 2.88%, 10/01/2022	150,000	147,064

	Principal	Value
Oil, Gas & Consumable Fuels - 0.4%
Canadian Natural Resources, Ltd. 0.61%, 03/30/2016 (E)	$ 100,000	$ 100,217
Continental Resources, Inc. 3.80%, 06/01/2024 - 144A (B) (H)	100,000	101,080
Devon Energy Corp. 0.68%, 12/15/2015 (E)	200,000	200,783
Dolphin Energy, Ltd. 5.50%, 12/15/2021 - Reg S	400,000	454,500
Enbridge, Inc. 3.50%, 06/10/2024	100,000	99,615
Petroleos Mexicanos 6.00%, 03/05/2020 (B)	200,000	228,800
Rosneft Finance SA, Series MTN 7.88%, 03/13/2018 - Reg S (B)	200,000	228,250
Statoil ASA 2.45%, 01/17/2023 (B)	125,000	119,982
Western Gas Partners, LP 4.00%, 07/01/2022	115,000	119,104
Pharmaceuticals - 0.3%
AbbVie, Inc. 0.98%, 11/06/2015 (E)	200,000	201,665
Actavis Funding SCS 3.85%, 06/15/2024 - 144A	100,000	101,085
ENDO Finance LLC & ENDO Finco, Inc. 5.38%, 01/15/2023 - 144A	1,000,000	998,750
Johnson & Johnson 0.30%, 11/28/2016 (E)	200,000	200,194
Real Estate Investment Trusts - 0.1%
American Tower Corp. 3.50%, 01/31/2023	100,000	98,064
iStar Financial, Inc. 4.00%, 11/01/2017	100,000	100,375
Road & Rail - 0.2%
Aviation Capital Group Corp. 3.88%, 09/27/2016 - 144A	200,000	207,000
Burlington Northern Santa Fe LLC 3.00%, 03/15/2023 (B)	200,000	196,738
Canadian National Railway Co. 2.25%, 11/15/2022	400,000	377,770
JB Hunt Transport Services, Inc. 2.40%, 03/15/2019	100,000	100,443
Software - 0.4%
Microsoft Corp. 2.13%, 11/15/2022 (B)	300,000	287,242
Oracle Corp.
0.74%, 10/08/2019 (E)	500,000	500,770
2.80%, 07/08/2021	400,000	399,832
4.30%, 07/08/2034	400,000	402,188
Specialty Retail - 0.0% (F)
QVC, Inc. 4.85%, 04/01/2024	100,000	104,570
Tobacco - 0.0% (F)
Reynolds American, Inc. 4.85%, 09/15/2023 (B)	100,000	107,152
Wireless Telecommunication Services - 0.1%
VimpelCom Holdings BV 5.20%, 02/13/2019 - 144A	200,000	200,300

Total Corporate Debt Securities (cost $22,097,119)		22,168,741

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 5.1%
U.S. Treasury Bill
0.05%, 10/30/2014 (A) (C) (I)	$ 6,686,000	$ 6,684,989
0.05%, 11/20/2014 (I)	9,500,000	9,498,126
0.06%, 09/25/2014 - 10/23/2014 (A) (I)	711,000	710,876
0.08%, 08/21/2014 (A) (C) (I)	1,313,000	1,312,856
0.08%, 08/14/2014 (C) (I)	3,900,000	3,899,607

Total Short-Term U.S. Government Obligations (cost $22,106,454)		22,106,454

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 37.2%
Fannie Mae
0.05%, 09/22/2014 (I)	200,000	199,977
0.06%, 09/08/2014 - 10/06/2014 (I)	1,100,000	1,099,855
0.07%, 09/03/2014 - 11/17/2014 (I)	25,300,000	25,294,917
0.08%, 01/05/2015 (I)	25,700,000	25,689,263
0.12%, 08/01/2014 - 09/24/2014 (I)	3,800,000	3,799,386
Freddie Mac
0.05%, 07/18/2014 (I)	12,500,000	12,499,705
0.06%, 07/11/2014 - 09/26/2014 (I)	23,500,000	23,498,094
0.07%, 11/21/2014 (I)	7,900,000	7,897,804
0.08%, 08/27/2014 - 11/26/2014 (I)	45,800,000	45,787,767
0.09%, 01/14/2015 (I)	3,000,000	2,998,522
0.10%, 08/01/2014 - 01/16/2015 (I)	4,500,000	4,498,485
0.12%, 07/01/2014 - 05/27/2015 (I)	2,972,000	2,969,575
0.13%, 06/01/2015 - 06/09/2015 (I)	6,500,000	6,492,394

Total Short-Term U.S. Government Agency Obligations (cost $162,725,744)		162,725,744

	Contracts	Value
PURCHASED OPTION - 1.0%
Put Option - 1.0%
S&P 500 Index Index Value $1,650.00 Expires 06/19/2015	1,239	4,595,451

Total Purchased Option (cost $4,848,256)		4,595,451

	Notional Amount	Value
PURCHASED SWAPTION - 0.0% (F) (J)
Put Option - 0.0% (F)
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 3.45%, European Style (H) Expires 09/21/2015 Counterparty: BNP	$ 300,000	17,569

Total Purchased Swaption (cost $23,689)		17,569

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (I)	13,384,150	$ 13,384,150

Total Securities Lending Collateral (cost $13,384,150)		13,384,150

	Principal	Value
REPURCHASE AGREEMENTS - 4.8%
BNP Paribas 0.14% (I), dated 06/30/2014, to be repurchased at $2,400,009 on 07/01/2014. Collateralized by a U.S. Government Obligation, 3.13%, due 02/15/2043, and with a value of $2,430,468.	$ 2,400,000	2,400,000
Goldman Sachs 0.20% (I), dated 06/30/2014, to be repurchased at $5,400,030 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/01/2044, and with a value of $5,540,974.	5,400,000	5,400,000
State Street Bank & Trust Co. 0.01% (I), dated 06/30/2014, to be repurchased at $13,248,907 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $13,513,993.	13,248,904	13,248,904

Total Repurchase Agreements (cost $21,048,904)		21,048,904

Total Investment Securities (cost $449,164,911) (K)		452,019,671
Other Assets and Liabilities - Net - (3.4)%		(15,010,769)

Net Assets - 100.0%		$ 437,008,902

WRITTEN SWAPTIONS ON INTEREST RATE SWAP AGREEMENTS: (J)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Put - OTC 5-Year	BNP	3-Month USD LIBOR BBA	Pay	2.50%	09/21/2015	$ 1,260,000	$ (22,578)	$ (19,022)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (L)
Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (M)	Fair Value (N)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 18	1.00%	06/20/2018	$23,800,000	$523,280	$286,647	$236,633
North American Investment Grade Index - Series 20	1.00	06/20/2018	26,600,000	584,814	279,850	304,964
North American Investment Grade Index - Series 21	1.00	12/20/2018	62,200,000	1,348,366	1,029,847	318,519
North American Investment Grade Index - Series 22	1.00	06/20/2019	135,300,000	2,710,959	2,080,793	630,166

				$5,167,419	$3,677,137	$1,490,282

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.65%	07/31/2023	$	650,000	$14,989	$(4,004)	$18,993
6-Month EURIBOR	1.25	09/13/2018	EUR	700,000	36,856	(2,101)	38,957

					$51,845	$(6,105)	$57,950

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month EURIBOR	2.00%	01/29/2024	EUR	500,000	$(43,354)	$(3,503)	$(39,851)

OVER THE COUNTER SWAP AGREEMENTS: (J)

TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (O)
Reference Entity	Floating Rate	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	USD-3M-LIBOR-BBA	11/17/2014	GSC	637,117	$971,487	$0	$971,487

FUTURES CONTRACTS: (P)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Long	3	09/19/2014	$ 1,075
5-Year U.S. Treasury Note	Long	41	09/30/2014	(8,177)
OTC Call Options Strike @ EUR 99.50 on 3-Month EURIBOR Futures (Counterparty: CSFB)	Short	(7)	12/15/2014	(3,476)
OTC Put Options Strike @ EUR 99.50 on 3-Month EURIBOR Futures (Counterparty: CSFB)	Short	(7)	12/15/2014	6,195
Russell 2000 Mini Index	Long	184	09/19/2014	570,916
S&P 500 E-Mini Index	Long	2,003	09/19/2014	2,726,178

				$3,292,711

FORWARD FOREIGN CURRENCY CONTRACTS: (J)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
JPY	JPM	371,900,000	07/02/2014	$3,661,929	$9,223
JPY	JPM	(371,900,000)	07/02/2014	(3,651,448)	(19,704)
JPY	JPM	(371,900,000)	08/05/2014	(3,662,755)	(9,361)

					$(19,842)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

VALUATION SUMMARY: (Q)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$163,127,315	$—	$163,127,315
U.S. Government Agency Obligations	—	35,848,257	—	35,848,257
Foreign Government Obligations	—	1,340,078	—	1,340,078
Mortgage-Backed Securities	—	1,721,386	—	1,721,386
Asset-Backed Securities	—	2,646,280	—	2,646,280
Municipal Government Obligations	—	1,289,342	—	1,289,342
Corporate Debt Securities	—	22,168,741	—	22,168,741
Short-Term U.S. Government Obligations	—	22,106,454	—	22,106,454
Short-Term U.S. Government Agency Obligations	—	162,725,744	—	162,725,744
Purchased Option	4,595,451	—	—	4,595,451
Purchased Swaption	—	17,569	—	17,569
Securities Lending Collateral	13,384,150	—	—	13,384,150
Repurchase Agreements	—	21,048,904	—	21,048,904
Total Investment Securities	$17,979,601	$434,040,070	$—	$452,019,671

Derivative Financial Instruments
Credit Default Swap Agreements	$—	$5,167,419	$—	$5,167,419
Interest Rate Swap Agreements	—	51,845	—	51,845
Total Return Swap Agreements	—	971,487	—	971,487
Futures Contracts (R)	3,304,364	—	—	3,304,364
Forward Foreign Currency Contracts (R)	—	9,223	—	9,223
Total Derivative Financial Instruments	$3,304,364	$6,199,974	$—	$9,504,338

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
LIABILITIES
Derivative Financial Instruments
Written Swaptions on Interest Rate Swap Agreements	$—	$(19,022)	$—	$(19,022)
Interest Rate Swap Agreements	—	(43,354)	—	(43,354)
Futures Contracts (R)	(11,653)	—	—	(11,653)
Forward Foreign Currency Contracts (R)	—	(29,065)	—	(29,065)
Total Derivative Financial Instruments	$(11,653)	$(91,441)	$—	$(103,094)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swaps. Total value of securities segregated as collateral to cover centrally cleared swaps is $4,198,219.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $13,116,086. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $9,857,880.
(D)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of June 30, 2014. Maturity date disclosed is the ultimate maturity date.
(E)	Floating or variable rate note. Rate is listed as of June 30, 2014.
(F)	Percentage rounds to less than 0.1%.
(G)	The security has a perpetual maturity. The date shown is the next call date.
(H)	Illiquid. Total aggregate fair value of illiquid securities is $2,024,656, or 0.46% of the portfolio’s net assets.
(I)	Rate shown reflects the yield at June 30, 2014.
(J)	Cash in the amount of $890,000 has been segregated by the broker with the custodian as collateral for open swap, swaptions and/or forward foreign currency contracts.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(K)	Aggregate cost for federal income tax purposes is $449,164,911. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $3,345,915 and $491,155, respectively. Net unrealized appreciation for tax purposes is $2,854,760.
(L)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(M)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(N)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(O)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(P)	Cash in the amount of $20,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(Q)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(R)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities aggregated $6,088,243, or 1.39% of the portfolio’s net assets.
BBA	British Bankers’ Association
BNP	BNP Paribas
CSFB	Credit Suisse First Boston
EURIBOR	Euro InterBank Offered Rate
GSC	Goldman Sachs & Co.
IO	Interest only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over the Counter
PO	Principal only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
STRIPS	Separate Trading of Registered Interest and Principal of Securities

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment securities, at value (cost: $428,116,007) (including securities loaned of $13,116,086)	$430,970,767
Repurchase agreement, at value (cost: $21,048,904)	21,048,904
Cash on deposit with broker	20,000
Foreign currency, at value (cost: $14,693)	14,648
Unrealized appreciation on forward foreign currency contracts	9,223
OTC swap agreements, at value	971,487
Receivables:
Shares sold	1,970,935
Investment securities sold	3,249,968
Interest	1,206,638
Securities lending income (net)	3,280
Variation margin receivable on derivative financial instruments	110,770
Prepaid expenses	6,537

Total assets	459,583,157

Liabilities:
Due to custodian	3,001,201
Cash deposit due to broker	890,000
Accounts payable and accrued liabilities:
Shares redeemed	7,892
Investment securities purchased	4,848,821
Management and advisory fees	276,327
Distribution and service fees	87,438
Administration fees	8,903
Transfer agent fees	518
Trustees fees	337
Audit and tax fees	7,647
Legal fees	2,201
Printing and shareholder reports fees	9,656
Other	1,077
Collateral for securities on loan	13,384,150
Written options and swaptions, at value (premiums: $22,578)	19,022
Unrealized depreciation on forward foreign currency contracts	29,065

Total liabilities	22,574,255

Net assets	$437,008,902

Net assets consist of:
Capital stock ($0.01 par value)	$361,058
Additional paid-in capital	400,628,803
Undistributed (distributions in excess of) net investment income (loss)	4,261,420
Undistributed (accumulated) net realized gain (loss)	23,146,582
Net unrealized appreciation (depreciation) on:
Investment securities	2,854,760
Futures contracts	3,292,711
Written options and swaptions	3,556
Swap agreements	2,479,868
Translation of assets and liabilities denominated in foreign currencies	(19,856)

Net assets	$437,008,902

Net assets by class:
Initial Class	$7,444,330
Service Class	429,564,572

Shares outstanding:
Initial Class	610,084
Service Class	35,495,758

Net asset value and offering price per share:
Initial Class	$12.20
Service Class	12.10

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Interest income (net of withholding taxes on foreign interest of $417)	$1,909,556
Securities lending income (net)	22,824

Total investment income	1,932,380

Expenses:
Management and advisory	1,414,520
Distribution and service:
Service Class	446,085
Administration	45,524
Transfer agent	2,452
Trustees	6,132
Audit and tax	9,195
Custody	54,337
Legal	5,162
Printing and shareholder reports	8,717
Other	17,941

Total expenses	2,010,065

Net investment income (loss)	(77,685)

Net realized gain (loss) on transactions from:
Investment securities	(3,777,098)
Futures contracts	14,720,253
Written options and swaptions	108,034
Swap agreements	2,602,708
Foreign currency transactions	(48,620)

Net realized gain (loss)	13,605,277

Net change in unrealized appreciation (depreciation) on:
Investment securities	6,684,855
Futures contracts	(1,958,034)
Written options and swaptions	44,174
Swap agreements	1,184,080
Translation of assets and liabilities denominated in foreign currencies	(20,208)

Net change in unrealized appreciation (depreciation)	5,934,867

Net realized and change in unrealized gain (loss)	19,540,144

Net increase (decrease) in net assets resulting from operations	$19,462,459

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$(77,685)	$(271,058)
Net realized gain (loss)	13,605,277	19,763,280
Net change in unrealized appreciation (depreciation)	5,934,867	1,603,714
Net increase (decrease) in net assets resulting from operations	19,462,459	21,095,936

Distributions to shareholders:
Net investment income:
Initial Class	—	(46,512)
Service Class	—	(1,200,739)
Total distributions from net investment income	—	(1,247,251)
Total distributions to shareholders	—	(1,247,251)

Capital share transactions:
Proceeds from shares sold:
Initial Class	379,054	742,441
Service Class	103,958,536	230,045,697
	104,337,590	230,788,138
Dividends and distributions reinvested:
Initial Class	—	46,512
Service Class	—	1,200,739
	—	1,247,251
Cost of shares redeemed:
Initial Class	(648,084)	(1,653,780)
Service Class	(2,065,974)	(14,593,743)
	(2,714,058)	(16,247,523)
Net increase (decrease) in net assets resulting from capital share transactions	101,623,532	215,787,866
Net increase (decrease) in net assets	121,085,991	235,636,551

Net assets:
Beginning of period/year	315,922,911	80,286,360
End of period/year	$437,008,902	$315,922,911
Undistributed (distributions in excess of) net investment income (loss)	$4,261,420	$4,339,105

Share activity:
Shares issued:
Initial Class	32,224	67,660
Service Class	8,866,204	20,992,911
	8,898,428	21,060,571
Shares issued-reinvested from dividends and distributions:
Initial Class	—	4,283
Service Class	—	111,283
	—	115,566
Shares redeemed:
Initial Class	(54,637)	(150,138)
Service Class	(177,464)	(1,341,036)
	(232,101)	(1,491,174)

Net increase (decrease) in shares outstanding:
Initial Class	(22,413)	(78,195)
Service Class	8,688,740	19,763,158
	8,666,327	19,684,963

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Balanced VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013		December 31, 2012		December 31, 2011		December 31, 2010		December 31, 2009 (A)
Net asset value
Beginning of period/year	$11.59		$10.40		$10.49		$10.97		$11.40		$10.00
Investment operations
Net investment income (loss) (B)	0.01		0.01		0.11	(C)	0.18	(C)	0.21	(C)	0.49	(C)
Net realized and unrealized gain (loss)	0.60		1.25		0.01		(0.52)		(0.59)		0.91
Total investment operations	0.61		1.26		0.12		(0.34)		(0.38)		1.40
Distributions
Net investment income	—		(0.07)		(0.21)		(0.14)		(0.03)		—
Net realized gains	—		—		—		—		(0.02)		—
Total distributions	—		(0.07)		(0.21)		(0.14)		(0.05)		—
Net asset value
End of period/year	$12.20		$11.59		$10.40		$10.49		$10.97		$11.40
Total return (D)	5.26	%(E)	12.16%		1.19%		(3.10)%		(3.28)%		14.00	%(E)
Net assets end of period/year (000’s)	$7,444		$7,332		$7,392		$10,041		$10,832		$5,067
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.86	%(F)	0.91%		0.99	%(G)	1.00	%(G)	1.00	%(G)	1.00	%(F)(G)
Before (waiver/reimbursement) recapture	0.86	%(F)	0.90%		1.00	%(G)	0.99	%(G)	1.02	%(G)	2.06	%(F)(G)
Net investment income (loss) to average net assets	0.20	%(F)	0.10%		1.05%		1.63%		1.96%		6.78	%(F)
Portfolio turnover rate	16	%(E)	54	%(H)	783	%(I)	788	%(I)	981	%(I)	48	%(E)(I)

(A)	Commenced operations on May 1, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(D)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies in which the portfolio invests.
(H)	Decrease in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.
(I)	Does not include portfolio activity of the investment companies in which the portfolio invests.
Note:	Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Balanced VP

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Service Class
	June 30, 2014 (unaudited)		December 31, 2013		December 31, 2012		December 31, 2011		December 31, 2010		December 31, 2009 (A)
Net asset value
Beginning of period/year	$11.51		$10.35		$10.43		$10.93		$11.38		$10.00
Investment operations
Net investment income (loss) (B)	—	(C)	(0.02)		0.08	(D)	0.17	(D)	0.20	(D)	0.62	(D)
Net realized and unrealized gain (loss)	0.59		1.24		0.02		(0.54)		(0.60)		0.76
Total investment operations	0.59		1.22		0.10		(0.37)		(0.40)		1.38
Distributions
Net investment income	—		(0.06)		(0.18)		(0.13)		(0.03)		—
Net realized gains	—		—		—		—		(0.02)		—
Total distributions	—		(0.06)		(0.18)		(0.13)		(0.05)		—
Net asset value
End of period/year	$12.10		$11.51		$10.35		$10.43		$10.93		$11.38
Total return (E)	5.13	%(F)	11.85%		0.98%		(3.41)%		(3.46)%		13.80	%(F)
Net assets end of period/year (000’s)	$429,565		$308,591		$72,894		$63,413		$59,866		$3,186
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.11	%(G)	1.16%		1.24	%(H)	1.25	%(H)	1.25	%(H)	1.25	%(G)(H)
Before (waiver/reimbursement) recapture	1.11	%(G)	1.15%		1.25	%(H)	1.24	%(H)	1.27	%(H)	2.31	%(G)(H)
Net investment income (loss) to average net assets	(0.05	)%(G)	(0.16)%		0.80%		1.53%		1.85%		8.50	%(G)
Portfolio turnover rate	16	%(F)	54	%(I)	783	%(J)	788	%(J)	981	%(J)	48	%(F)(J)

(A)	Commenced operations on May 1, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(E)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the investment companies in which the portfolio invests.
(I)	Decrease in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.
(J)	Does not include portfolio activity of the investment companies in which the portfolio invests.
Note:	Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Tactical - Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio; from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at June 30, 2014, if any, are listed in the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The underlying face amounts of open options and swaptions at June 30, 2014, if any, are listed in the Schedule of Investments.

Transactions in written options were as follows:

	Premiums	Contracts
Balance at December 31, 2013	$3,189	9
Sales	—	—
Closing Buys	—	—
Expirations	(3,189)	(9)
Exercised	—	—

Balance at June 30, 2014	$—	—

Transactions in written swaptions were as follows:

	Premiums	Notional Amount
Balance at December 31, 2013	$132,398	$61,460,000
Sales	—	—
Closing Buys	(38,735)	(37,700,000)
Expirations	(71,085)	(22,500,000)
Exercised	—	—

Balance at June 30, 2014	$22,578	$1,260,000

	Premiums	Notional Amount
Balance at December 31, 2013	$13,735	EUR 5,600,000
Sales	—	—
Closing Buys	—	—
Expirations	(10,105)	(5,100,000)
Exercised	(3,630)	(500,000)

Balance at June 30, 2014	$—	EUR —

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2014, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). Centrally cleared swaps listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swaps the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses in the Statement of Operations.

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swaps to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swaps, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Total return swap agreements: The Portfolio is subject to commodity, equity, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing its investment objective. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedgeagainst this risk, the Portfolio enters into interest rate swap agreements. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The open centrally cleared swap agreements at June 30, 2014, if any, are listed in the Schedule of Investments. The centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio, if applicable, and is included in the Statement of Assets and Liabilities.

The open OTC swap agreements at June 30, 2014, if any, are listed in the Schedule of Investments. The value, as applicable, is included in the Statement of Assets and Liabilities.

When-Issued, forward delivery securities and delayed delivery settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. Government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses on the security.

Open trades, if any, are included in the When-issued securities purchased in the Statement of Assets and Liabilities.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2014, if any, are listed in the Schedule of Investments.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2014.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage passthroughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage passthroughs include TBA securities and mortgage passthrough certificates. Generally, TBA securities and mortgage passthroughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolio’s Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $250 million	0.780%
Over $250 million up to $750 million	0.770%
Over $750 million up to $1.5 billion	0.760%
Over $1.5 billion	0.730%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.95%	May 1, 2015

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$8,693,011
U.S. Government	54,972,406

Proceeds from maturities and sales of securities:
Long-term	1,619,328
U.S. Government	26,807,330

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at December 31, 2013	Ending number of positions at June 30, 2014	Average number of positions (A)
Futures contracts	6	6	7
Purchased options and swaptions	2	2	3
Written options and swaptions	12	1	2
Swap agreements	6	8	8
Forward foreign currency contracts	—	3	2	(B)

(A)	Calculated based on positions held at each month end during the current period.
(B)	Although there were no open positions at the beginning and/or the end of the period the Portfolio periodically invested in this derivative during the period.

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Total
Asset derivatives
Purchased options and swaptions, at value (A) (B)	$17,569	$—	$—	$4,595,451	$4,613,020
Unrealized appreciation on futures contracts (B) (C)	7,270	—	—	3,297,094	3,304,364
Swap agreements, at value (B)	51,845	—	5,167,419	971,487	6,190,751
Unrealized appreciation on forward foreign currency contracts	—	9,223	—	—	9,223
Total gross amount of assets (D)	$76,684	$9,223	$5,167,419	$8,864,032	$14,117,358
Liability derivatives
Written options and swaptions, at value (B)	$(19,022)	$—	$—	$—	$(19,022)
Unrealized depreciation on futures contracts (B) (C)	(11,653)	—	—	—	(11,653)
Swap agreements, at value (B)	(43,354)	—	—	—	(43,354)
Unrealized depreciation on forward foreign currency contracts	—	(29,065)	—	—	(29,065)
Total gross amount of liabilities (D)	$(74,029)	$(29,065)	$—	$—	$(103,094)

(A)	Included within Investment securities, at value.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Includes cumulative appreciation (depreciation) on futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(D)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

The following tables present the Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2014:

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Financial Assets and Derivative Assets, and Collateral Received as of June 30, 2014:

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Received (B)	Net Amount (not less than $0)
BNP Paribas SA	$17,569	$(17,569)	$—	$—
Credit Suisse Securities (USA) LLC	6,195	(3,476)	—	2,719
Goldman Sachs International	971,487	—	(890,000)	81,487
JPMorgan Chase Bank, N.A.	9,223	(9,223)	—	—
Other Derivatives (C)	13,112,884	—	—	13,112,884
Total	$14,117,358	$(30,268)	$(890,000)	$13,197,090

Financial Liabilities and Derivative Liabilities, and Collateral Pledged as of June 30, 2014:

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Pledged (B)	Net Amount (not less than $0)
BNP Paribas SA	$19,022	$(17,569)	$—	$1,453
Credit Suisse Securities (USA) LLC	3,476	(3,476)	—	—
JPMorgan Chase Bank, N.A.	29,065	(9,223)	—	19,842
Other Derivatives (C)	51,531	—	—	51,531
Total	$103,094	$(30,268)	$—	$72,826

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on purchased options and swaptions (A)	$(8,420)	$—	$—	$(3,361,832)	$(3,370,252)
Net realized gain (loss) on futures contracts	26,884	—	—	14,693,369	14,720,253
Net realized gain (loss) on written options and swaptions	108,034	—	—	—	108,034
Net realized gain (loss) on swap agreements	5,849	—	1,567,526	1,029,333	2,602,708
Net realized gain (loss) on forward foreign currency contracts (B)	—	(49,750)	—	—	(49,750)

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Total
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options and swaptions (C)	$(28,592)	$—	$—	$208,373	$179,781
Net change in unrealized appreciation (depreciation) on futures contracts	65,780	—	—	(2,023,814)	(1,958,034)
Net change in unrealized appreciation (depreciation) on written options and swaptions	44,174	—	—	—	44,174
Net change in unrealized appreciation (depreciation) on swap agreements	19,922	—	519,425	644,733	1,184,080
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (D)	—	(19,842)	—	—	(19,842)
Total	$233,631	$(69,592)	$2,086,951	$11,190,162	$13,441,152

(A)	Included within Net realized gain (loss) on transactions from Investment securities.
(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.
(D)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 7. (continued)

financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica PIMCO Tactical - Balanced VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1- and 3-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its composite benchmark for the past 1- and 3-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to monitor and report to the Board on the performance of the Portfolio. The Board also noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Conservative VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica PIMCO Tactical - Conservative VP
Initial Class	$1,000.00	$1,055.60	$4.69	$1,020.20	$4.61	0.92%
Service Class	1,000.00	1,054.10	6.01	1,018.90	5.91	1.18

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Conservative VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
U.S. Government Obligations	38.6%
Short-Term U.S. Government Agency Obligations	19.5
U.S. Government Agency Obligations	16.6
Corporate Debt Securities	9.8
Short-Term U.S. Government Obligations	6.8
Securities Lending Collateral	5.9
Repurchase Agreements	3.1
Foreign Government Obligations	1.1
Municipal Government Obligations	1.0
Asset-Backed Securities	0.9
Purchased Option	0.8
Mortgage-Backed Securities	0.7
Purchased Swaption	0.0 *
Other Assets and Liabilities - Net ^	(4.8)
Total	100.0%

*	Percentage rounds to less than 0.1%

^	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Conservative VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 38.6%
U.S. Treasury Bond 2.75%, 08/15/2042 (A)	$ 12,000,000	$ 10,732,500
U.S. Treasury Floating Rate Note 0.11%, 04/30/2016 (B)	1,700,000	1,700,442
U.S. Treasury Note
0.13%, 07/31/2014	200,000	200,000
0.25%, 08/31/2014 - 02/28/2015	11,924,000	11,931,466
0.38%, 11/15/2014	100,000	100,109
0.50%, 08/15/2014 - 10/15/2014	1,976,000	1,977,064
0.63%, 07/15/2014	6,219,000	6,219,970
1.00%, 08/31/2019 (C)	800,000	772,750
1.50%, 08/31/2018	500,000	502,617
1.63%, 08/15/2022 (A)	14,500,000	13,765,938

Total U.S. Government Obligations (cost $47,255,848)		47,902,856

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.6%
Fannie Mae
0.88%, 10/26/2017	1,800,000	1,786,792
1.88%, 09/18/2018	2,200,000	2,236,137
4.50%, 05/01/2041	275,414	298,396
Fannie Mae, TBA 4.50%	1,000,000	1,080,508
Financing Corp. Fico, PO Series 2011-75, Class FA 05/11/2018	600,000	566,389
Freddie Mac
1.25%, 10/02/2019	7,350,000	7,138,504
2.38%, 01/13/2022 (D)	7,500,000	7,485,240

Total U.S. Government Agency Obligations (cost $20,263,357)		20,591,966

FOREIGN GOVERNMENT OBLIGATIONS - 1.1%
Province of Ontario Canada 1.65%, 09/27/2019	1,200,000	1,181,413
Russian Federation 7.50%, 03/31/2030 - Reg S (E)	137,000	158,665

Total Foreign Government Obligations (cost $1,366,918)		1,340,078

MORTGAGE-BACKED SECURITIES - 0.7%
Banc of America Commercial Mortgage Trust Series 2006-6, Class A2 5.31%, 10/10/2045	7,778	7,796
Banc of America Mortgage Trust Series 2004-D, Class 2A2 2.63%, 05/25/2034 (B)	50,976	51,467
Bear Stearns Alt-A Trust Series 2005-5, Class 1A1 0.59%, 07/25/2035 (B)	53,801	54,318
CHL Mortgage Pass-Through Trust Series 2004-J3, Class A7 5.50%, 05/25/2034	325,605	336,864
Commercial Mortgage Trust Series 2005-GG5, Class A42 5.25%, 04/10/2037 (B)	100,000	100,354
Series 2007-GG9, Class A2
5.38%, 03/10/2039	105,194	106,886

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
DBRR Trust
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	$ 6,912	$ 6,910
Series 2013-EZ2, Class A
0.85%, 02/25/2045 - 144A (B)	53,436	53,383
Morgan Stanley Bank of America Merrill Lynch Trust, IO Series 2013-C8, Class XA 1.63%, 12/15/2048 (B)	2,257,056	150,575

Total Mortgage-Backed Securities (cost $872,286)		868,553

ASSET-BACKED SECURITIES - 0.9%
American Express Credit Account Master Trust Series 2012-5, Class A 0.59%, 05/15/2018	100,000	100,158
Bear Stearns Asset Backed Securities Trust Series 2005-SD1, Class 2M2 1.35%, 01/25/2045 (B)	346,384	282,148
BlueMountain CLO, Ltd. Series 2005-1A, Class A1F 0.46%, 11/15/2017 - 144A (B)	30,731	30,705
FFMLT Trust Series 2005-FF2, Class M4 1.04%, 03/25/2035 (B)	300,000	270,674
Northstar Education Finance, Inc. Series 2012-1, Class A 0.85%, 12/26/2031 - 144A (B)	80,473	80,513
SLC Private Student Loan Trust Series 2006-A, Class A5 0.40%, 07/15/2036 (B)	93,704	92,890
SLM Private Credit Student Loan Trust Series 2006-B, Class A4 0.41%, 03/15/2024 (B)	90,305	89,552
SLM Private Education Loan Trust Series 2012-E, Class A1 0.90%, 10/16/2023 - 144A (B)	23,849	23,949
SLM Student Loan Trust Series 2004-10, Class A5A 0.63%, 04/25/2023 - 144A (B)	78,267	78,393

Total Asset-Backed Securities (cost $1,018,943)		1,048,982

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.0%
Bay Area Toll Authority (Revenue Bonds) Series S1 6.92%, 04/01/2040	200,000	269,962
Los Angeles Community College District (General Obligation Unlimited) 6.60%, 08/01/2042	200,000	274,226
Port Authority of New York & New Jersey (Revenue Bonds) 4.46%, 10/01/2062	200,000	203,854
State of California (General Obligation Unlimited) 7.35%, 11/01/2039	300,000	426,117
Utah State Board of Regents (Revenue Bonds) Series 2012-1, Class A 0.90%, 12/26/2031 (B)	76,505	76,789

Total Municipal Government Obligations (cost $1,246,457)		1,250,948

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 9.8%
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. 2.45%, 10/01/2022 (D)	$ 100,000	$ 97,034
Airlines - 0.1%
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026 (D)	48,582	49,554
5.50%, 04/29/2022	47,555	49,695
Automobiles - 0.1%
Toyota Motor Credit Corp. 0.52%, 05/17/2016 (B)	100,000	100,321
Biotechnology - 0.5%
Amgen, Inc.
3.63%, 05/22/2024 (D)	200,000	201,769
4.10%, 06/15/2021 (D)	400,000	430,355
Capital Markets - 0.6%
Goldman Sachs Group, Inc.
0.68%, 03/22/2016 (B)	150,000	150,016
6.15%, 04/01/2018	240,000	275,237
Goldman Sachs Group, Inc., Series MTN 3.85%, 07/08/2024	100,000	99,793
Morgan Stanley, Series MTN 6.63%, 04/01/2018	200,000	233,795
Commercial Banks - 2.2%
Bank of America Corp., Series MTN 6.88%, 04/25/2018	200,000	235,626
Bank of America NA 0.65%, 05/08/2017 (B)	250,000	249,856
Bank of Montreal, Series MTN 2.55%, 11/06/2022	200,000	193,599
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 4.50%, 01/11/2021 (D)	200,000	219,939
Credit Agricole SA 7.88%, 01/23/2024 - 144A (B) (F)	250,000	273,125
HSBC Holdings PLC 5.10%, 04/05/2021	240,000	272,707
JPMorgan Chase & Co. 3.25%, 09/23/2022	200,000	200,913
JPMorgan Chase Bank NA 6.00%, 10/01/2017	340,000	386,740
Sberbank of Russia Via SB Capital SA 5.18%, 06/28/2019 - Reg S (D)	400,000	417,500
Toronto-Dominion Bank, Series MTN 0.46%, 05/02/2017 (B)	100,000	99,943
Westpac Banking Corp. 0.99%, 09/25/2015 (B)	150,000	151,217
Commercial Services & Supplies - 0.2%
ADT Corp. 4.13%, 06/15/2023 (D)	40,000	36,900
Eaton Corp. 2.75%, 11/02/2022	250,000	242,073
Computers & Peripherals - 0.2%
Apple, Inc.
0.52%, 05/06/2019 (B)	100,000	100,095
3.45%, 05/06/2024 (D)	200,000	202,229
Consumer Finance - 0.1%
PACCAR Financial Corp., Series MTN 0.50%, 02/08/2016 (B)	70,000	70,204

	Principal	Value
Diversified Financial Services - 0.5%
American Honda Finance Corp. 0.44%, 11/03/2014 - 144A (B)	$ 300,000	$ 300,239
General Electric Capital Corp. 0.83%, 12/11/2015 (B)	60,000	60,387
Helios Leasing I LLC 1.56%, 09/28/2024	173,236	165,870
Tagua Leasing LLC 1.58%, 11/16/2024	177,169	169,716
Diversified Telecommunication Services - 0.7%
AT&T, Inc.
0.61%, 02/12/2016 (B)	100,000	100,287
0.65%, 03/30/2017 (B)	100,000	100,190
Verizon Communications, Inc.
0.63%, 06/09/2017 (B)	100,000	100,116
1.00%, 06/17/2019 (B)	200,000	202,428
1.76%, 09/15/2016 (B)	100,000	102,755
4.50%, 09/15/2020 (D)	100,000	109,999
5.15%, 09/15/2023	100,000	111,909
Electric Utilities - 0.6%
Duke Energy Corp.
0.61%, 04/03/2017 (B)	100,000	100,300
3.75%, 04/15/2024	100,000	102,711
Duke Energy Progress, Inc. 0.43%, 03/06/2017 (B)	100,000	100,054
Entergy Louisiana LLC 3.30%, 12/01/2022	100,000	101,721
FirstEnergy Corp. 2.75%, 03/15/2018	100,000	101,197
Niagara Mohawk Power Corp. 4.12%, 11/28/2042 - 144A	200,000	192,510
Electrical Equipment - 0.1%
Schneider Electric SE 2.95%, 09/27/2022 - 144A	150,000	147,557
Energy Equipment & Services - 0.1%
DCP Midstream Operating, LP 2.70%, 04/01/2019	100,000	101,292
Health Care Providers & Services - 0.1%
McKesson Corp. 0.63%, 09/10/2015 (B)	100,000	100,190
Hotels, Restaurants & Leisure - 0.1%
Carnival Corp. 1.20%, 02/05/2016	100,000	100,593
Industrial Conglomerates - 0.2%
General Electric Co.
2.70%, 10/09/2022	140,000	137,486
4.50%, 03/11/2044	100,000	104,194
Insurance - 0.4%
Metropolitan Life Global Funding I 2.30%, 04/10/2019 - 144A (D) (G)	100,000	101,040
New York Life Global Funding 1.13%, 03/01/2017 - 144A (D) (G)	100,000	100,178
QBE Insurance Group, Ltd. 2.40%, 05/01/2018 - 144A (D)	300,000	299,505
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. 2.50%, 11/29/2022	200,000	189,169
Media - 0.1%
British Sky Broadcasting Group PLC 3.13%, 11/26/2022 - 144A (D)	80,000	76,447

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Multi-Utilities - 0.1%
Sempra Energy 2.88%, 10/01/2022 (D)	$ 150,000	$ 147,064
Oil, Gas & Consumable Fuels - 1.1%
Devon Energy Corp. 0.68%, 12/15/2015 (B)	100,000	100,392
Dolphin Energy, Ltd. 5.50%, 12/15/2021 - Reg S	400,000	454,500
Petroleos Mexicanos 6.00%, 03/05/2020 (D)	200,000	228,800
Rosneft Finance SA, Series MTN 7.88%, 03/13/2018 - Reg S	200,000	228,250
Statoil ASA 2.45%, 01/17/2023 (D)	250,000	239,964
Western Gas Partners, LP 4.00%, 07/01/2022	85,000	88,033
Pharmaceuticals - 0.4%
AbbVie, Inc.
0.98%, 11/06/2015 (B)	100,000	100,832
2.90%, 11/06/2022	350,000	338,462
Johnson & Johnson 0.30%, 11/28/2016 (B)	100,000	100,097
Road & Rail - 0.3%
Aviation Capital Group Corp. 3.88%, 09/27/2016 - 144A	100,000	103,500
Burlington Northern Santa Fe LLC 3.00%, 03/15/2023 (D)	200,000	196,738
Canadian National Railway Co. 2.25%, 11/15/2022	100,000	94,443
Software - 0.4%
Microsoft Corp. 2.13%, 11/15/2022 (D)	200,000	191,494
Oracle Corp.
0.74%, 10/08/2019 (B)	100,000	100,154
2.80%, 07/08/2021	100,000	99,958
4.30%, 07/08/2034	100,000	100,547
Specialty Retail - 0.1%
QVC, Inc. 4.85%, 04/01/2024	100,000	104,570
Transportation Infrastructure - 0.2%
Sydney Airport Finance Co. Pty, Ltd. 3.90%, 03/22/2023 - 144A	200,000	203,457
Wireless Telecommunication Services - 0.1%
VimpelCom Holdings BV 5.20%, 02/13/2019 - 144A	200,000	200,300

Total Corporate Debt Securities (cost $12,133,628)		12,141,830

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 6.8%
U.S. Treasury Bill
0.05%, 10/30/2014 (C) (H)	1,293,000	1,292,804
0.05%, 11/20/2014 (D) (H)	5,400,000	5,398,935
0.06%, 10/23/2014 (C) (H)	500,000	499,913
0.08%, 08/21/2014 (A) (C) (H)	600,000	599,934
0.09%, 08/14/2014 (A) (C) (H)	600,000	599,936

Total Short-Term U.S. Government Obligations (cost $8,391,522)		8,391,522

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.5%
Fannie Mae
0.07%, 09/03/2014 - 11/17/2014 (H)	2,500,000	2,499,479
0.08%, 11/17/2014 (H)	100,000	99,969

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac
0.05%, 07/18/2014 (H)	$ 6,400,000	$ 6,399,849
0.06%, 07/09/2014 - 09/11/2014 (H)	1,400,000	1,399,971
0.08%, 10/08/2014 - 11/21/2014 (H)	2,600,000	2,599,326
0.09%, 01/08/2015 (H)	1,200,000	1,199,427
0.10%, 01/26/2011 - 12/17/2014 (H)	3,900,000	3,899,266
0.11%, 07/01/2014 (H)	600,000	600,000
0.12%, 07/01/2014 (H)	100,000	100,000
0.13%, 07/01/2014 - 06/09/2015 (H)	5,400,000	5,393,807

Total Short-Term U.S. Government Agency Obligations (cost $24,191,094)		24,191,094

	Contracts	Value
PURCHASED OPTION - 0.8%
Put Option - 0.8%
S&P 500 Index Index Value $1,650.00 Expires 06/19/2015	266	986,594

Total Purchased Option (cost $1,040,869)		986,594

	Notional Amount	Value
PURCHASED SWAPTION - 0.0% (I)
Put Option - 0.0% (I)
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 3.45%, European Style (G) Expires 09/21/2015 Counterparty: BNP	300,000	17,569

Total Purchased Swaption (cost $23,689)		17,569

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (H)	7,361,619	7,361,619

Total Securities Lending Collateral (cost $7,361,619)		7,361,619

	Principal	Value
REPURCHASE AGREEMENTS - 3.1%
BNP Paribas 0.14% (H), dated 06/30/2014, to be repurchased at $1,800,007 on 07/01/2014. Collateralized by a U.S. Government Obligation, 3.13%, due 02/15/2043, and with a value of $1,822,898.	$ 1,800,000	1,800,000
State Street Bank & Trust Co. 0.01% (H), dated 06/30/2014, to be repurchased at $2,083,071 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $2,125,085.	2,083,071	2,083,071

Total Repurchase Agreements (cost $3,883,071)		3,883,071

Total Investment Securities (cost $129,049,301) (J)		129,976,682
Other Assets and Liabilities - Net - (4.8)%		(6,006,779)

Net Assets - 100.0%		$ 123,969,903

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

WRITTEN SWAPTIONS ON INTEREST RATE SWAP AGREEMENTS:
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Put - OTC 5-Year	BNP	3-Month USD LIBOR BBA	Pay	2.50%	09/21/2015	$ 1,260,000	$ (22,578)	$ (19,022)

CENTRALLY CLEARED SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (K)
Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (L)	Fair Value (M)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 20	1.00%	06/20/2018	$9,400,000	$206,655	$97,700	$108,955
North American Investment Grade Index - Series 22	1.00	06/20/2019	72,900,000	1,460,666	1,128,316	332,350

				$1,667,321	$1,226,016	$441,305

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:
Floating Rate Index	Fixed Rate	Expiration Date		Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.65%	07/31/2023	$	450,000	$10,377	$(2,806)	$13,183
6-Month EURIBOR	1.25	09/13/2018	EUR	525,000	27,642	(1,576)	29,218

					$38,019	$(4,382)	$42,401

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:
Floating Rate Index	Fixed Rate	Expiration Date		Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month EURIBOR	2.00%	01/29/2024	EUR	200,000	$(17,341)	$(1,401)	$(15,940)

OVER THE COUNTER SWAP AGREEMENTS:

TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (N)
Reference Entity	Floating Rate	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	USD-3M-LIBOR-BBA	11/17/2014	GSC	89,401	$140,769	$0	$140,769

FUTURES CONTRACTS:
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Long	2	09/19/2014	$ 716
5-Year U.S. Treasury Note	Long	23	09/30/2014	(4,587)
OTC Call Options Strike @ EUR 99.50 on 3-Month EURIBOR Futures (Counterparty: CSFB)	Short	(4)	12/15/2014	(1,974)
OTC Put Options Strike @ EUR 99.50 on 3-Month EURIBOR Futures (Counterparty: CSFB)	Short	(4)	12/15/2014	3,503
Russell 2000 Mini Index	Long	53	09/19/2014	168,934
S&P 500 E-Mini Index	Long	438	09/19/2014	583,582

				$750,174

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
JPY	JPM	144,700,000	07/02/2014	$1,424,795	$3,589
JPY	JPM	(144,700,000)	07/02/2014	(1,420,717)	(7,667)
JPY	JPM	(144,700,000)	08/05/2014	(1,425,116)	(3,642)

					$(7,720)

VALUATION SUMMARY: (O)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$47,902,856	$—	$47,902,856
U.S. Government Agency Obligations	—	20,591,966	—	20,591,966
Foreign Government Obligations	—	1,340,078	—	1,340,078
Mortgage-Backed Securities	—	868,553	—	868,553
Asset-Backed Securities	—	1,048,982	—	1,048,982
Municipal Government Obligations	—	1,250,948	—	1,250,948
Corporate Debt Securities	—	12,141,830	—	12,141,830
Short-Term U.S. Government Obligations	—	8,391,522	—	8,391,522
Short-Term U.S. Government Agency Obligations	—	24,191,094	—	24,191,094
Purchased Option	986,594	—	—	986,594
Purchased Swaption	—	17,569	—	17,569
Securities Lending Collateral	7,361,619	—	—	7,361,619
Repurchase Agreements	—	3,883,071	—	3,883,071
Total Investment Securities	$8,348,213	$121,628,469	$—	$129,976,682

Derivative Financial Instruments
Credit Default Swap Agreements	$—	$1,667,321	$—	$1,667,321
Interest Rate Swap Agreements	—	38,019	—	38,019
Total Return Swap Agreements	—	140,769	—	140,769
Futures Contracts (P)	756,735	—	—	756,735
Forward Foreign Currency Contracts (P)	—	3,589	—	3,589
Total Derivative Financial Instruments	$756,735	$1,849,698	$—	$2,606,433

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
LIABILITIES
Derivative Financial Instruments
Written Swaptions on Interest Rate Swap Agreements	$—	$(19,022)	$—	$(19,022)
Interest Rate Swap Agreements	—	(17,341)	—	(17,341)
Futures Contracts (P)	(6,561)	—	—	(6,561)
Forward Foreign Currency Contracts (P)	—	(11,309)	—	(11,309)
Total Derivative Financial Instruments	$(6,561)	$(47,672)	$—	$(54,233)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swaps. Total value of securities segregated as collateral to cover centrally cleared swaps is $1,610,162.
(B)	Floating or variable rate note. Rate is listed as of June 30, 2014.
(C)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $2,257,551.
(D)	All or a portion of this security is on loan. The value of all securities on loan is $7,213,777. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of June 30, 2014. Maturity date disclosed is the ultimate maturity date.
(F)	The security has a perpetual maturity. The date shown is the next call date.
(G)	Illiquid. Total aggregate fair value of illiquid securities is $218,787, or 0.18% of the portfolio’s net assets.
(H)	Rate shown reflects the yield at June 30, 2014.
(I)	Percentage rounds to less than 0.1%.
(J)	Aggregate cost for federal income tax purposes is $129,049,301. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $1,180,299 and $252,918, respectively. Net unrealized appreciation for tax purposes is $927,381.
(K)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(L)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(M)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(N)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(O)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(P)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities aggregated $2,271,711, or 1.83% of the portfolio’s net assets.
BBA	British Bankers’ Association
BNP	BNP Paribas
CSFB	Credit Suisse First Boston
EURIBOR	Euro InterBank Offered Rate
GSC	Goldman Sachs & Co.
IO	Interest only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over the Counter
PO	Principal only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Conservative VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment securities, at value (cost: $125,166,230) (including securities loaned of $7,213,777)	$126,093,611
Repurchase agreement, at value (cost: $3,883,071)	3,883,071
Foreign currency, at value (cost: $22,078)	22,136
Cash	347,480
Unrealized appreciation on forward foreign currency contracts	3,589
OTC swap agreements, at value	140,769
Receivables:
Shares sold	1,934,036
Investment securities sold	1,080,898
Interest	482,462
Securities lending income (net)	1,256
Variation margin receivable on derivative financial instruments	66,472
Prepaid expenses	1,365

Total assets	134,057,145

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	5,534
Investment securities purchased	2,552,336
Management and advisory fees	81,724
Distribution and service fees	23,182
Administration fees	2,535
Transfer agent fees	259
Trustees fees	102
Audit and tax fees	7,717
Custody fees	4,192
Legal fees	1,246
Printing and shareholder reports fees	16,066
Other	399
Collateral for securities on loan	7,361,619
Written options and swaptions, at value (premiums: $22,578)	19,022
Unrealized depreciation on forward foreign currency contracts	11,309

Total liabilities	10,087,242

Net assets	$123,969,903

Net assets consist of:
Capital stock ($0.01 par value)	$107,866
Additional paid-in capital	115,533,795
Undistributed (distributions in excess of) net investment income (loss)	1,615,882
Undistributed (accumulated) net realized gain (loss)	4,430,434
Net unrealized appreciation (depreciation) on:
Investment securities	927,381
Futures contracts	750,174
Written options and swaptions	3,556
Swap agreements	608,535
Translation of assets and liabilities denominated in foreign currencies	(7,720)

Net assets	$123,969,903

Net assets by class:
Initial Class	$10,306,862
Service Class	113,663,041

Shares outstanding:
Initial Class	890,413
Service Class	9,896,206

Net asset value and offering price per share:
Initial Class	$11.58
Service Class	11.49

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Interest income	$785,679
Securities lending income (net)	9,731

Total investment income	795,410

Expenses:
Management and advisory	421,544
Distribution and service:
Service Class	126,174
Administration	13,867
Transfer agent	819
Trustees	1,923
Audit and tax	7,479
Custody	39,909
Legal	1,980
Printing and shareholder reports	5,326
Other	6,991

Total expenses	626,012

Portfolio expenses (waived/reimbursed) recaptured	13,554

Net expenses	639,566

Net investment income (loss)	155,844

Net realized gain (loss) on transactions from:
Investment securities	(1,002,801)
Futures contracts	3,692,558
Written options and swaptions	52,578
Swap agreements	831,751
Foreign currency transactions	(18,863)

Net realized gain (loss)	3,555,223

Net change in unrealized appreciation (depreciation) on:
Investment securities	2,740,856
Futures contracts	(675,058)
Written options and swaptions	35,019
Swap agreements	166,926
Translation of assets and liabilities denominated in foreign currencies	(7,925)

Net change in unrealized appreciation (depreciation)	2,259,818

Net realized and change in unrealized gain (loss)	5,815,041

Net increase (decrease) in net assets resulting from operations	$5,970,885

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Conservative VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$155,844	$175,136
Net realized gain (loss)	3,555,223	6,954,794
Net change in unrealized appreciation (depreciation)	2,259,818	(582,472)
Net increase (decrease) in net assets resulting from operations	5,970,885	6,547,458

Distributions to shareholders:
Net investment income:
Initial Class	—	(68,952)
Service Class	—	(517,363)
Total distributions from net investment income	—	(586,315)
Total distributions to shareholders	—	(586,315)

Capital share transactions:
Proceeds from shares sold:
Initial Class	347,020	935,917
Service Class	16,345,963	62,402,404
	16,692,983	63,338,321
Dividends and distributions reinvested:
Initial Class	—	68,952
Service Class	—	517,363
	—	586,315
Cost of shares redeemed:
Initial Class	(592,773)	(1,719,200)
Service Class	(2,771,141)	(19,500,077)
	(3,363,914)	(21,219,277)
Net increase (decrease) in net assets resulting from capital share transactions	13,329,069	42,705,359
Net increase (decrease) in net assets	19,299,954	48,666,502

Net assets:
Beginning of period/year	104,669,949	56,003,447
End of period/year	$123,969,903	$104,669,949
Undistributed (distributions in excess of) net investment income (loss)	$1,615,882	$1,460,038

Share activity:
Shares issued:
Initial Class	31,028	88,628
Service Class	1,459,642	5,938,795
	1,490,670	6,027,423
Shares issued-reinvested from dividends and distributions:
Initial Class	—	6,643
Service Class	—	50,132
	—	56,775
Shares redeemed:
Initial Class	(53,125)	(161,926)
Service Class	(248,184)	(1,843,568)
	(301,309)	(2,005,494)
Net increase (decrease) in shares outstanding:
Initial Class	(22,097)	(66,655)
Service Class	1,211,458	4,145,359
	1,189,361	4,078,704

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Conservative VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013		December 31, 2012		December 31, 2011		December 31, 2010		December 31, 2009 (A)
Net asset value
Beginning of period/year	$10.97		$10.19		$10.17		$11.11		$11.43		$10.00
Investment operations
Net investment income (loss) (B)	0.03		0.04		0.08	(C)	0.16	(C)	0.21	(C)	0.48	(C)
Net realized and unrealized gain (loss)	0.58		0.82		0.09		(0.95)		(0.43)		0.95
Total investment operations	0.61		0.86		0.17		(0.79)		(0.22)		1.43
Distributions
Net investment income	—		(0.08)		(0.15)		(0.15)		(0.06)		—
Net realized gains	—		—		—		—		(0.04)		—
Total distributions	—		(0.08)		(0.15)		(0.15)		(0.10)		—
Net asset value
End of period/year	$11.58		$10.97		$10.19		$10.17		$11.11		$11.43
Total return (D)	5.56	%(E)	8.44%		1.70%		(7.15)%		(1.85)%		14.30	%(E)
Net assets end of period/year (000’s)	$10,307		$10,011		$9,979		$9,521		$9,743		$6,712
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.92	%(F)	0.92%		0.98	%(G)	1.00	%(G)	1.00	%(G)	1.00	%(F)(G)
Before (waiver/reimbursement) recapture	0.90	%(F)	0.96%		1.02	%(G)	1.00	%(G)	1.06	%(G)	1.88	%(F)(G)
Net investment income (loss) to average net assets	0.51	%(F)	0.42%		0.76%		1.49%		1.94%		6.73	%(F)
Portfolio turnover rate	20	%(E)	72	%(H)	1,003	%(I)	1,059	%(I)	1,006	%(I)	56	%(E)(I)

(A)	Commenced operations on May 1, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(D)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies in which the portfolio invests.
(H)	Decrease in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.
(I)	Does not include portfolio activity of the investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Conservative VP

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Service Class
	June 30, 2014 (unaudited)		December 31, 2013		December 31, 2012		December 31, 2011		December 31, 2010		December 31, 2009 (A)
Net asset value
Beginning of period/year	$10.90		$10.14		$10.11		$11.07		$11.42		$10.00
Investment operations
Net investment income (loss) (B)	0.01		0.02		0.05	(C)	0.14	(C)	0.18	(C)	0.58	(C)
Net realized and unrealized gain (loss)	0.58		0.80		0.10		(0.96)		(0.43)		0.84
Total investment operations	0.59		0.82		0.15		(0.82)		(0.25)		1.42
Distributions
Net investment income	—		(0.06)		(0.12)		(0.14)		(0.06)		—
Net realized gains	—		—		—		—		(0.04)		—
Total distributions	—		(0.06)		(0.12)		(0.14)		(0.10)		—
Net asset value
End of period/year	$11.49		$10.90		$10.14		$10.11		$11.07		$11.42
Total return (D)	5.41	%(E)	8.16%		1.53%		(7.46)%		(2.12)%		14.20	%(E)
Net assets end of period/year (000’s)	$113,663		$94,659		$46,024		$39,790		$34,640		$2,285
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.18	%(F)	1.17%		1.23	%(G)	1.25	%(G)	1.25	%(G)	1.25	%(F)(G)
Before (waiver/reimbursement) recapture	1.15	%(F)	1.21%		1.27	%(G)	1.25	%(G)	1.31	%(G)	2.13	%(F)(G)
Net investment income (loss) to average net assets	0.26	%(F)	0.18%		0.52%		1.25%		1.71%		8.02	%(F)
Portfolio turnover rate	20	%(E)	72	%(H)	1,003	%(I)	1,059	%(I)	1,006	%(I)	56	%(E)(I)

(A)	Commenced operations on May 1, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(D)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies in which the portfolio invests.
(H)	Decrease in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.
(I)	Does not include portfolio activity of the investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Tactical - Conservative VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The underlying face amounts of open options and swaptions at June 30, 2014, if any, are listed in the Schedule of Investments.

Transactions in written options were as follows:

	Premiums	Contracts
Balance at December 31, 2013	$1,452	4
Sales	—	—
Closing Buys	—	—
Expirations	(1,452)	(4)
Exercised	—	—

Balance at June 30, 2014	$—	—

Transactions in written swaptions were as follows:

	Premiums	Notional Amount
Balance at December 31, 2013	$75,923	$29,960,000
Sales	—	—
Closing Buys	(18,086)	(17,600,000)
Expirations	(35,259)	(11,100,000)
Exercised	—	—

Balance at June 30, 2014	$22,578	$1,260,000

	Premiums	Notional Amount
Balance at December 31, 2013	$6,274	EUR	2,800,000
Sales	—		—
Closing Buys	—		—
Expirations	(4,822)		(2,600,000)
Exercised	(1,452)		(200,000)

Balance at June 30, 2013	$—	EUR	—

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2014, if any, are listed in the Schedule of Investments.

The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). Centrally cleared swaps listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swaps the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses in the Statement of Operations.

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swaps to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swaps, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Total return swap agreements: The Portfolio is subject to commodity, equity, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing its investment objective. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.

The open centrally cleared swap agreements at June 30, 2014, if any, are listed in the Schedule of Investments. The centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio, if applicable, and is included in the Statement of Assets and Liabilities.

The open OTC swap agreements at June 30, 2014, if any, are listed in the Schedule of Investments. The value, as applicable, is included in the Statement of Assets and Liabilities.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Open balances, if any, are included in the payable or receivable for investments purchased or sold in the Statement of Assets and Liabilities.

When-Issued, forward delivery securities and delayed delivery settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. Government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolio assumes the

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses on the security.

Open trades, if any, are included in the When-issued securities purchased in the Statement of Assets and Liabilities.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2014, if any, are listed in the Schedule of Investments.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2014.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage passthroughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage passthroughs include TBA securities and mortgage passthrough certificates. Generally, TBA securities and mortgage passthroughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $750 million	0.760%
Over $750 million up to $1.5 billion	0.750%
Over $1.5 billion	0.720%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.92%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, the amount waived/reimbursed by TAM was $1,051. During the period ended June 30, 2014, the amount recaptured by TAM was $14,605.

The following amounts are available for recapture by TAM as of June 30, 2014:

Amount Available	Year Reimbursed
$ 11,450	2012
35,148	2013
1,051	2014

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$2,797,206
U.S. Government	15,906,831

Proceeds from maturities and sales of securities:
Long-term	730,496
U.S. Government	13,186,653

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at December 31, 2013	Ending number of positions at June 30, 2014	Average number of positions (A)
Futures contracts	6	6	7
Purchased options and swaptions	2	2	3
Written options and swaptions	12	1	2
Swap agreements	5	6	6
Forward foreign currency contracts	—	3	2	(B)

(A)	Calculated based on positions held at each month end during the current period.
(B)	Although there were no open positions at the beginning and/or the end of the period the Portfolio periodically invested in this derivative during the period.

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Total
Asset derivatives
Purchased options and swaptions, at value (A) (B)	$17,569	$—	$—	$986,594	$1,004,163
Unrealized appreciation on futures contracts (B) (C)	4,219	—	—	752,516	756,735
Swap agreements, at value (B)	38,019	—	1,667,321	140,769	1,846,109
Unrealized appreciation on forward foreign currency contracts	—	3,589	—	—	3,589
Total gross amount of assets (D)	$59,807	$3,589	$1,667,321	$1,879,879	$3,610,596
Liability derivatives
Written options and swaptions, at value (B)	$(19,022)	$—	$—	$—	$(19,022)
Unrealized depreciation on futures contracts (B) (C)	(6,561)	—	—	—	(6,561)
Swap agreements, at value (B)	(17,341)	—	—	—	(17,341)
Unrealized depreciation on forward foreign currency contracts	—	(11,309)	—	—	(11,309)
Total gross amount of liabilities (D)	$(42,924)	$(11,309)	$—	$—	$(54,233)

(A)	Included within Investment securities, at value.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

(C)	Includes cumulative appreciation (depreciation) on futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(D)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

The following tables present the Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2014:

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Financial Assets and Derivative Assets, and Collateral Received as of June 30, 2014:

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Received (B)	Net Amount (not less than $0)
BNP Paribas SA	$17,569	$(17,569)	$—	$—
Credit Suisse Securities (USA) LLC	3,503	(1,974)	—	1,529
Goldman Sachs International	140,769	—	—	140,769
JPMorgan Chase Bank, N.A.	3,589	(3,589)	—	—
Other Derivatives (C)	3,445,166	—	—	3,445,166
Total	$3,610,596	$(23,132)	$—	$3,587,464

Financial Liabilities and Derivative Liabilities, and Collateral Pledged as of June 30, 2014:

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Pledged (B)	Net Amount (not less than $0)
BNP Paribas SA	$19,022	$(17,569)	$—	$1,453
Credit Suisse Securities (USA) LLC	1,974	(1,974)	—	—
JPMorgan Chase Bank, N.A.	11,309	(3,589)	—	7,720
Other Derivatives (C)	21,928	—	—	21,928
Total	$54,233	$(23,132)	$—	$31,101

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on purchased options and swaptions (A)	$(3,330)	$—	$—	$(855,334)	$(858,664)
Net realized gain (loss) on futures contracts	15,688	—	—	3,676,870	3,692,558
Net realized gain (loss) on written options and swaptions	52,578	—	—	—	52,578
Net realized gain (loss) on swap agreements	4,092	—	675,219	152,440	831,751
Net realized gain (loss) on forward foreign currency contracts (B)	—	(19,357)	—	—	(19,357)

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Total
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options and swaptions (C)	$(28,592)	$—	$—	$63,262	$34,670
Net change in unrealized appreciation (depreciation) on futures contracts	37,722	—	—	(712,780)	(675,058)
Net change in unrealized appreciation (depreciation) on written options and swaptions	35,019	—	—	—	35,019
Net change in unrealized appreciation (depreciation) on swap agreements	27,217	—	55,335	84,374	166,926
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (D)	—	(7,720)	—	—	(7,720)
Total	$140,394	$(27,077)	$730,554	$2,408,832	$3,252,703

(A)	Included within Net realized gain (loss) on transactions from Investment securities.
(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.
(D)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 7. (continued)

financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Conservative VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica PIMCO - Conservative VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 1-year period and below the median for the past 3-year period. The Board also noted that the performance of the Initial Class of the Portfolio was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3-year period. The Board also noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Conservative VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Conservative VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio
Transamerica PIMCO Tactical - Growth VP
Initial Class	$1,000.00	$1,050.70	$4.83	$1,020.10	$4.76	0.95%
Service Class	1,000.00	1,049.30	6.10	1,018.80	6.01	1.20

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Growth VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Short-Term U.S. Government Agency Obligations	35.9%
U.S. Government Obligations	31.6
U.S. Government Agency Obligations	10.1
Short-Term U.S. Government Obligations	8.7
Securities Lending Collateral	6.1
Corporate Debt Securities	5.6
Repurchase Agreements	4.1
Purchased Option	1.4
Asset-Backed Securities	0.8
Mortgage-Backed Securities	0.6
Municipal Government Obligations	0.4
Foreign Government Obligations	0.4
Purchased Swaption	0.0 *
Other Assets and Liabilities - Net ^	(5.7)
Total	100.0%

*	Percentage rounds to less than 0.1%

^	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 31.6%
U.S. Treasury Bond
2.75%, 08/15/2042 (A)	$ 7,600,000	$ 6,797,250
U.S. Treasury Floating Rate Note
0.11%, 04/30/2016 (B)	1,900,000	1,900,494
U.S. Treasury Note
0.13%, 07/31/2014	1,800,000	1,800,000
0.25%, 08/31/2014 (C)	2,271,000	2,271,620
0.25%, 09/15/2014 - 03/31/2015	19,035,000	19,047,720
0.38%, 11/15/2014	100,000	100,109
0.50%, 08/15/2014 - 10/15/2014	5,429,000	5,432,584
0.63%, 07/15/2014	5,400,000	5,400,842
1.00%, 08/31/2019 (D)	1,600,000	1,545,501
1.63%, 08/15/2022 (A)	7,800,000	7,405,125

Total U.S. Government Obligations (cost $51,292,067)		51,701,245

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.1%
Fannie Mae
0.88%, 10/26/2017 (C)	900,000	893,396
1.88%, 09/18/2018	1,800,000	1,829,567
4.50%, 03/01/2039 - 05/01/2041	1,761,309	1,908,762
Financing Corp. Fico, PO
Series 2011-75, Class FA
05/11/2018	200,000	188,796
Freddie Mac
1.25%, 10/02/2019	7,525,000	7,308,468
2.38%, 01/13/2022 (C)	4,500,000	4,491,144

Total U.S. Government Agency Obligations (cost $16,344,956)		16,620,133

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Province of Ontario Canada
1.65%, 09/27/2019 (C)	600,000	590,707
Russian Federation
7.50%, 03/31/2030 - Reg S (E)	68,500	79,332

Total Foreign Government Obligations (cost $683,459)		670,039

MORTGAGE-BACKED SECURITIES - 0.6%
Banc of America Commercial Mortgage Trust
Series 2006-6, Class A2
5.31%, 10/10/2045	15,556	15,592
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1
0.59%, 07/25/2035 (B)	51,462	51,957
Commercial Mortgage Trust
Series 2005-GG5, Class A42
5.25%, 04/10/2037 (B)	200,000	200,708
Series 2007-GG9, Class A2
5.38%, 03/10/2039	205,814	209,125
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-AR7, Class 2A1
2.74%, 11/25/2034 (B)	141,803	143,685
DBRR Trust
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	14,047	14,042
Series 2013-EZ2, Class A
0.85%, 02/25/2045 - 144A (B)	106,872	106,766

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, IO
Series 2013-C8, Class XA
1.63%, 12/15/2048 (B)	$ 981,329	$ 65,467
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR4, Class A5
2.38%, 04/25/2035 (B)	100,000	98,388

Total Mortgage-Backed Securities (cost $893,598)		905,730

ASSET-BACKED SECURITIES - 0.8%
ACA CLO, Ltd.
Series 2006-1A, Class A1
0.48%, 07/25/2018 - 144A (B)	42,839	42,789
American Express Credit Account Master Trust
Series 2012-5, Class A
0.59%, 05/15/2018	200,000	200,316
FFMLT Trust
Series 2005-FF2, Class M4
1.04%, 03/25/2035 (B)	300,000	270,674
Fore CLO, Ltd.
Series 2007-1A, Class A1A
0.47%, 07/20/2019 - 144A (B)	89,171	88,972
Morgan Stanley Home Equity Loan Trust
Series 2005-3, Class M2
0.62%, 08/25/2035 (B)	100,000	94,964
Northstar Education Finance, Inc.
Series 2012-1, Class A
0.85%, 12/26/2031 - 144A (B)	120,709	120,770
SLC Private Student Loan Trust
Series 2006-A, Class A5
0.40%, 07/15/2036 (B)	187,408	185,781
SLM Private Credit Student Loan Trust
Series 2006-B, Class A4
0.41%, 03/15/2024 (B)	90,305	89,552
SLM Private Education Loan Trust
Series 2012-E, Class A1
0.90%, 10/16/2023 - 144A (B)	47,699	47,898
SLM Student Loan Trust
Series 2004-10, Class A5A
0.63%, 04/25/2023 - 144A (B)	156,533	156,786

Total Asset-Backed Securities (cost $1,247,299)		1,298,502

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
Bay Area Toll Authority (Revenue Bonds)
Series S1
6.92%, 04/01/2040	100,000	134,981
Los Angeles Community College District
(General Obligation Unlimited)
6.60%, 08/01/2042	100,000	137,113
Port Authority of New York & New Jersey
(Revenue Bonds)
4.46%, 10/01/2062	100,000	101,927
State of California-Build America Bonds (General Obligation Unlimited)
7.35%, 11/01/2039	150,000	213,059

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Utah State Board of Regents (Revenue Bonds)
Series 2012-1, Class A
0.90%, 12/26/2031 (B)	$ 114,757	$ 115,183

Total Municipal Government Obligations (cost $699,734)		702,263

CORPORATE DEBT SECURITIES - 5.6%
Automobiles - 0.1%
Toyota Motor Credit Corp.
0.52%, 05/17/2016 (B)	100,000	100,321
Biotechnology - 0.2%
Amgen, Inc.
3.63%, 05/22/2024 (C)	100,000	100,884
4.50%, 03/15/2020 (C)	200,000	216,705
Capital Markets - 0.3%
Goldman Sachs Group, Inc.
0.68%, 03/22/2016 (B)	300,000	300,033
6.15%, 04/01/2018	80,000	91,746
Goldman Sachs Group, Inc., Series MTN
3.85%, 07/08/2024	100,000	99,793
Morgan Stanley, Series MTN
6.63%, 04/01/2018	100,000	116,897
Commercial Banks - 0.9%
Bank of America Corp., Series MTN
6.88%, 04/25/2018	80,000	94,250
Bank of America NA
0.65%, 05/08/2017 (B)	250,000	249,856
Bank of Montreal, Series MTN
2.55%, 11/06/2022 (C)	80,000	77,440
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
4.50%, 01/11/2021 (C)	80,000	87,975
HSBC Holdings PLC
5.10%, 04/05/2021 (C)	80,000	90,902
JPMorgan Chase & Co.
3.25%, 09/23/2022	100,000	100,457
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 - Reg S (C)	200,000	208,750
Toronto-Dominion Bank, Series MTN
0.46%, 05/02/2017 (B) (C)	300,000	299,831
Westpac Banking Corp.
0.99%, 09/25/2015 (B)	300,000	302,434
Commercial Services & Supplies - 0.1%
ADT Corp.
4.13%, 06/15/2023 (C)	20,000	18,450
Eaton Corp.
2.75%, 11/02/2022	125,000	121,037
Computers & Peripherals - 0.2%
Apple, Inc.
0.52%, 05/06/2019 (B)	300,000	300,286
3.45%, 05/06/2024 (C)	100,000	101,114
Consumer Finance - 0.1%
PACCAR Financial Corp., Series MTN
0.50%, 02/08/2016 (B)	130,000	130,380
Diversified Financial Services - 0.3%
American Honda Finance Corp.
0.44%, 11/03/2014 - 144A (B)	200,000	200,159

	Principal	Value
Diversified Financial Services (continued)
General Electric Capital Corp.
0.83%, 12/11/2015 (B)	$ 120,000	$ 120,775
Helios Leasing I LLC
1.56%, 09/28/2024	86,618	82,935
Tagua Leasing LLC
1.58%, 11/16/2024	88,585	84,858
Diversified Telecommunication Services - 0.8%
AT&T, Inc.
0.61%, 02/12/2016 (B)	200,000	200,574
0.65%, 03/30/2017 (B)	300,000	300,572
Verizon Communications, Inc.
0.63%, 06/09/2017 (B)	300,000	300,346
1.00%, 06/17/2019 (B) (C)	100,000	101,214
1.76%, 09/15/2016 (B)	300,000	308,264
4.50%, 09/15/2020 (C)	100,000	109,999
Electric Utilities - 0.3%
Duke Energy Corp.
0.61%, 04/03/2017 (B)	100,000	100,300
3.75%, 04/15/2024	100,000	102,711
Duke Energy Progress, Inc.
0.43%, 03/06/2017 (B)	100,000	100,054
FirstEnergy Corp.
2.75%, 03/15/2018	50,000	50,598
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 - 144A	100,000	96,255
Electrical Equipment - 0.0% (F)
Schneider Electric SE
2.95%, 09/27/2022 - 144A	75,000	73,778
Energy Equipment & Services - 0.1%
DCP Midstream Operating, LP
2.70%, 04/01/2019 (C)	100,000	101,292
Health Care Providers & Services - 0.1%
McKesson Corp.
0.63%, 09/10/2015 (B)	100,000	100,190
Hotels, Restaurants & Leisure - 0.1%
Carnival Corp.
1.20%, 02/05/2016	200,000	201,185
Industrial Conglomerates - 0.2%
General Electric Co.
2.70%, 10/09/2022	200,000	196,408
4.50%, 03/11/2044	100,000	104,194
Insurance - 0.2%
Metropolitan Life Global Funding I
2.30%, 04/10/2019 - 144A (C) (G)	100,000	101,040
New York Life Global Funding
1.13%, 03/01/2017 - 144A (C) (G)	100,000	100,178
Reliance Standard Life Global Funding II, Series MTN
2.50%, 04/24/2019 - 144A (G)	100,000	100,316
Internet & Catalog Retail - 0.1%
Amazon.com, Inc.
2.50%, 11/29/2022 (C)	100,000	94,584
Media - 0.0% (F)
British Sky Broadcasting Group PLC
3.13%, 11/26/2022 - 144A (C)	40,000	38,223
Multi-Utilities - 0.0% (F)
Sempra Energy
2.88%, 10/01/2022 (C)	75,000	73,532

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels - 0.5%
Canadian Natural Resources, Ltd.
0.61%, 03/30/2016 (B)	$ 100,000	$ 100,217
Devon Energy Corp.
0.68%, 12/15/2015 (B)	100,000	100,391
Dolphin Energy, Ltd.
5.50%, 12/15/2021 - Reg S	200,000	227,250
Petroleos Mexicanos
6.00%, 03/05/2020 (C)	100,000	114,400
Rosneft Finance SA, Series MTN
7.88%, 03/13/2018 - Reg S (C)	100,000	114,125
Statoil ASA
2.45%, 01/17/2023 (C)	125,000	119,982
Pharmaceuticals - 0.2%
AbbVie, Inc.
0.98%, 11/06/2015 (B)	200,000	201,665
2.90%, 11/06/2022	150,000	145,055
Johnson & Johnson
0.30%, 11/28/2016 (B)	100,000	100,097
Real Estate Investment Trusts - 0.1%
iStar Financial, Inc.
4.00%, 11/01/2017	100,000	100,375
Road & Rail - 0.1%
Aviation Capital Group Corp.
3.88%, 09/27/2016 - 144A	100,000	103,500
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023 (C)	100,000	98,369
Software - 0.2%
Oracle Corp.
0.74%, 10/08/2019 (B)	200,000	200,308
2.80%, 07/08/2021	100,000	99,958
4.30%, 07/08/2034	100,000	100,547
Specialty Retail - 0.1%
QVC, Inc.
4.85%, 04/01/2024	100,000	104,570
Tobacco - 0.1%
Reynolds American, Inc.
4.85%, 09/15/2023 (C)	100,000	107,152
Transportation Infrastructure - 0.1%
Sydney Airport Finance Co. Pty, Ltd.
3.90%, 03/22/2023 - 144A	100,000	101,729
Wireless Telecommunication Services - 0.1%
VimpelCom Holdings BV
5.20%, 02/13/2019 - 144A	200,000	200,300

Total Corporate Debt Securities (cost $9,166,679)		9,194,065

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 8.7%
U.S. Treasury Bill
0.05%, 10/30/2014 (H)	2,803,000	2,802,576
0.05%, 10/16/2014 (A) (H)	400,000	399,941
0.05%, 11/20/2014 (C) (H)	6,500,000	6,498,718
0.06%, 10/23/2014 (D) (H)	1,700,000	1,699,704
0.08%, 08/21/2014 (D) (H)	800,000	799,912
0.09%, 08/14/2014 (A) (D) (H)	2,036,000	2,035,782

Total Short-Term U.S. Government Obligations (cost $14,236,633)		14,236,633

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 35.9%
Fannie Mae
0.07%, 11/03/2014 - 11/17/2014 (H)	$ 7,800,000	$ 7,797,955
0.08%, 01/05/2015 (H)	2,200,000	2,199,081
0.09%, 09/24/2014 (H)	100,000	99,979
0.12%, 08/01/2014 (H)	1,100,000	1,099,884
Freddie Mac
0.06%, 07/09/2014 - 09/12/2014 (H)	8,500,000	8,499,814
0.08%, 08/06/2014 - 11/26/2014 (H)	15,700,000	15,695,716
0.09%, 07/16/2014 - 01/08/2015 (H)	2,600,000	2,598,847
0.10%, 07/30/2014 - 02/23/2015 (H)	16,800,000	16,793,332
0.11%, 07/01/2014 (H)	300,000	300,000
0.12%, 07/11/2014 - 05/27/2015 (H)	2,200,000	2,197,875
0.13%, 06/09/2015 (H)	1,600,000	1,598,018

Total Short-Term U.S. Government Agency Obligations (cost $58,880,501)		58,880,501

	Contracts	Value
PURCHASED OPTION - 1.4%
Put Option - 1.4%
S&P 500 Index
Index Value $1,650.00 Expires 06/19/2015	619	2,295,871

Total Purchased Option (cost $2,422,172)		2,295,871

	Notional Amount	Value
PURCHASED SWAPTION - 0.0% (F)
Put Option - 0.0% (F)
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 3.45%, European Style (G) Expires 09/21/2015 Counterparty: BNP	150,000	8,784

Total Purchased Swaption (cost $11,844)		8,784

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (H)	9,949,556	9,949,556

Total Securities Lending Collateral (cost $9,949,556)		9,949,556

	Principal	Value
REPURCHASE AGREEMENTS - 4.1%
BNP Paribas 0.14% (H), dated 06/30/2014, to be repurchased at $2,900,011 on 07/01/2014. Collateralized by a U.S. Government Obligation, 3.13%, due 02/15/2043, and with a value of $2,936,844.	$ 2,900,000	2,900,000

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

Principal	Value
REPURCHASE AGREEMENTS (continued)

State Street Bank & Trust Co.
0.01% (H), dated 06/30/2014, to be repurchased at $3,848,820 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $3,925,804.

$ 3,848,819	$ 3,848,819

Total Repurchase Agreements (cost $6,748,819)	6,748,819

Total Investment Securities (cost $172,577,317) (I)	173,212,141
Other Assets and Liabilities - Net - (5.7)%	(9,357,945)

Net Assets - 100.0%	$ 163,854,196

WRITTEN SWAPTIONS ON INTEREST RATE SWAP AGREEMENTS:
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Put-OTC 5-Year	BNP	3-Month USD LIBOR BBA	Pay	2.50%	09/21/2015	$630,000	$(11,289)	$(9,511)

CENTRALLY CLEARED SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (J)
Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (K)	Fair Value (L)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 20	1.00%	06/20/2018	$4,300,000	$94,537	$45,100	$49,437
North American Investment Grade Index - Series 22	1.00	06/20/2019	46,700,000	935,708	722,823	212,885

				$1,030,245	$767,923	$262,322

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.65%	07/31/2023	$ 200,000	$4,612	$(1,199)	$5,811
6-Month EURIBOR	1.25	09/13/2018	EUR 270,000	14,215	(811)	15,026

				$18,827	$(2,010)	$20,837

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month EURIBOR	2.00%	01/29/2024	EUR	100,000	$(8,671)	$(701)	$(7,970)

OVER THE COUNTER SWAP AGREEMENTS: (M)

TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (N)
Reference Entity	Floating Rate	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	USD-3M-LIBOR-BBA	11/17/2014	GSC	358,726	$549,951	$0	$549,951

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

FUTURES CONTRACTS: (O)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Long	2	09/19/2014	$717
5-Year U.S. Treasury Note	Long	7	09/30/2014	(1,396)
OTC Call Options Strike @ EUR 99.50 on 3-Month EURIBOR Futures (Counterparty: CSFB)	Short	(3)	12/15/2014	(1,485)
OTC Put Options Strike @ EUR 99.50 on 3-Month EURIBOR Futures (Counterparty: CSFB)	Short	(3)	12/15/2014	2,657
Russell 2000 Mini Index	Long	69	09/19/2014	214,490
S&P 500 E-Mini Index	Long	1,003	09/19/2014	1,343,211

				$1,558,194

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
JPY	JPM	82,700,000	07/02/2014	$814,309	$2,051
JPY	JPM	(82,700,000)	07/02/2014	(811,978)	(4,381)
JPY	JPM	(82,700,000)	08/05/2014	(814,493)	(2,082)

					$(4,412)

VALUATION SUMMARY: (P)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$51,701,245	$—	$51,701,245
U.S. Government Agency Obligations	—	16,620,133	—	16,620,133
Foreign Government Obligations	—	670,039	—	670,039
Mortgage-Backed Securities	—	905,730	—	905,730
Asset-Backed Securities	—	1,298,502	—	1,298,502
Municipal Government Obligations	—	702,263	—	702,263
Corporate Debt Securities	—	9,194,065	—	9,194,065
Short-Term U.S. Government Obligations	—	14,236,633	—	14,236,633
Short-Term U.S. Government Agency Obligations	—	58,880,501	—	58,880,501
Purchased Option	2,295,871	—	—	2,295,871
Purchased Swaption	—	8,784	—	8,784
Securities Lending Collateral	9,949,556	—	—	9,949,556
Repurchase Agreements	—	6,748,819	—	6,748,819
Total Investment Securities	$12,245,427	$160,966,714	$—	$173,212,141

Derivative Financial Instruments
Credit Default Swap Agreements	$—	$1,030,245	$—	$1,030,245
Interest Rate Swap Agreements	—	18,827	—	18,827
Total Return Swap Agreements	—	549,951	—	549,951
Futures Contracts (Q)	1,561,075	—	—	1,561,075
Forward Foreign Currency Contracts (Q)	—	2,051	—	2,051
Total Derivative Financial Instruments	$1,561,075	$1,601,074	$—	$3,162,149

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

VALUATION SUMMARY (continued):

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
LIABILITIES
Derivative Financial Instruments
Written Swaptions on Interest Rate Swap Agreements	$—	$(9,511)	$—	$(9,511)
Interest Rate Swap Agreements	—	(8,671)	—	(8,671)
Futures Contracts (Q)	(2,881)	—	—	(2,881)
Forward Foreign Currency Contracts (Q)	—	(6,463)	—	(6,463)
Total Derivative Financial Instruments	$(2,881)	$(24,645)	$—	$(27,526)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swaps. Total value of securities segregated as collateral to cover centrally cleared swaps is $969,687.
(B)	Floating or variable rate note. Rate is listed as of June 30, 2014.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $9,750,794. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $4,854,106.
(E)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of June 30, 2014. Maturity date disclosed is the ultimate maturity date.
(F)	Percentage rounds to less than 0.1%.
(G)	Illiquid. Total aggregate fair value of illiquid securities is $310,318, or 0.19% of the portfolio’s net assets.
(H)	Rate shown reflects the yield at June 30, 2014.
(I)	Aggregate cost for federal income tax purposes is $172,577,317. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $856,149 and $221,325, respectively. Net unrealized appreciation for tax purposes is $634,824.
(J)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(K)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(L)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(M)	Cash in the amount of $710,000 has been segregated by the broker with the custodian as collateral for open swap, swaptions and/or forward foreign currency contracts.
(N)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(O)	Cash in the amount of $15,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(P)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(Q)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities aggregated $1,693,501, or 1.03% of the portfolio’s net assets.
BBA	British Bankers’ Association
BNP	BNP Paribas
CSFB	Credit Suisse First Boston
EURIBOR	Euro InterBank Offered Rate
GSC	Goldman Sachs & Co.
IO	Interest only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over the Counter
PO	Principal only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment securities, at value (cost: $165,828,498)
(including securities loaned of $9,750,794)	$166,463,322
Repurchase agreement, at value (cost: $6,748,819)	6,748,819
Cash on deposit with broker	15,000
Foreign currency, at value (cost: $11,788)	11,800
Cash	391,505
Unrealized appreciation on forward foreign currency contracts	2,051
OTC swap agreements, at value	549,951
Receivables:
Shares sold	644,021
Interest	319,837
Securities lending income (net)	927
Variation margin receivable on derivative financial instruments	76,274
Other	417
Prepaid expenses	2,990

Total assets	175,226,914

Liabilities:
Cash deposit due to broker	710,000
Accounts payable and accrued liabilities:
Shares redeemed	21,554
Investment securities purchased	499,681
Management and advisory fees	114,235
Distribution and service fees	30,553
Administration fees	3,359
Transfer agent fees	215
Trustees fees	129
Audit and tax fees	7,586
Legal fees	980
Printing and shareholder reports fees	18,551
Other	345
Collateral for securities on loan	9,949,556
Written options and swaptions, at value (premiums: $11,289)	9,511
Unrealized depreciation on forward foreign currency contracts	6,463

Total liabilities	11,372,718

Net assets	$163,854,196

Net assets consist of:
Capital stock ($0.01 par value)	$137,254
Additional paid-in capital	149,450,085
Undistributed (distributions in excess of) net investment income (loss)	2,455,006
Undistributed (accumulated) net realized gain (loss)	8,796,335
Net unrealized appreciation (depreciation) on:
Investment securities	634,824
Futures contracts	1,558,194
Written options and swaptions	1,778
Swap agreements	825,140
Translation of assets and liabilities denominated in foreign currencies	(4,420)

Net assets	$163,854,196

Net assets by class:
Initial Class	$14,401,982
Service Class	149,452,214

Shares outstanding:
Initial Class	1,197,267
Service Class	12,528,151

Net asset value and offering price per share:
Initial Class	$12.03
Service Class	11.93

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Interest income	$547,899
Securities lending income (net)	10,045

Total investment income	557,944

Expenses:
Management and advisory	552,052
Distribution and service:
Service Class	157,276
Administration	17,470
Transfer agent	956
Trustees	2,384
Audit and tax	7,707
Custody	40,392
Legal	2,056
Printing and shareholder reports	6,233
Other	6,378

Total expenses	792,904

Portfolio expenses (waived/reimbursed) recaptured	30,159

Net expenses	823,063

Net investment income (loss)	(265,119)

Net realized gain (loss) on transactions from:
Investment securities	(1,817,300)
Futures contracts	7,432,051
Written options and swaptions	24,358
Swap agreements	989,665
Foreign currency transactions	(10,766)

Net realized gain (loss)	6,618,008

Net change in unrealized appreciation (depreciation) on:
Investment securities	1,642,850
Futures contracts	(1,141,767)
Written options and swaptions	19,112
Swap agreements	440,349
Translation of assets and liabilities denominated in foreign currencies	(4,536)

Net change in unrealized appreciation (depreciation)	956,008

Net realized and change in unrealized gain (loss)	7,574,016

Net increase (decrease) in net assets resulting from operations	$7,308,897

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$(265,119)	$(281,004)
Net realized gain (loss)	6,618,008	11,862,662
Net change in unrealized appreciation (depreciation)	956,008	1,207,200
Net increase (decrease) in net assets resulting from operations	7,308,897	12,788,858

Distributions to shareholders:
Net investment income:
Initial Class	—	(113,740)
Service Class	—	(584,377)
Total distributions from net investment income	—	(698,117)
Total distributions to shareholders	—	(698,117)

Capital share transactions:
Proceeds from shares sold:
Initial Class	401,247	1,236,836
Service Class	35,271,718	70,225,577
	35,672,965	71,462,413
Dividends and distributions reinvested:
Initial Class	—	113,740
Service Class	—	584,377
	—	698,117
Cost of shares redeemed:
Initial Class	(740,440)	(1,970,841)
Service Class	(1,590,656)	(7,852,054)
	(2,331,096)	(9,822,895)

Net increase (decrease) in net assets resulting from capital share transactions	33,341,869	62,337,635
Net increase (decrease) in net assets	40,650,766	74,428,376

Net assets:
Beginning of period/year	123,203,430	48,775,054
End of period/year	$163,854,196	$123,203,430
Undistributed (distributions in excess of) net investment income (loss)	$2,455,006	$2,720,125

Share activity:
Shares issued:
Initial Class	34,728	116,497
Service Class	3,064,503	6,611,760
	3,099,231	6,728,257
Shares issued-reinvested from dividends and distributions:
Initial Class	—	10,781
Service Class	—	55,708
	—	66,489
Shares redeemed:
Initial Class	(64,056)	(186,343)
Service Class	(139,762)	(742,365)
	(203,818)	(928,708)

Net increase (decrease) in shares outstanding:
Initial Class	(29,328)	(59,065)
Service Class	2,924,741	5,925,103
	2,895,413	5,866,038

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Growth VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013		December 31, 2012		December 31, 2011		December 31, 2010		December 31, 2009 (A)
Net asset value
Beginning of period/year	$11.45		$9.87		$9.85		$11.29		$11.52		$10.00
Investment operations
Net investment income (loss) (B)	(0.01)		(0.01)		0.03	(C)	0.14	(C)	0.19	(C)	0.48	(C)
Net realized and unrealized gain (loss)	0.59		1.68		0.07		(1.41)		(0.26)		1.04
Total investment operations	0.58		1.67		0.10		(1.27)		(0.07)		1.52
Distributions
Net investment income	—		(0.09)		(0.08)		(0.17)		(0.10)		—
Net realized gains	—		—		—		—	(D)	(0.06)		—
Total distributions	—		(0.09)		(0.08)		(0.17)		(0.16)		—
Net asset value
End of period/year	$12.03		$11.45		$9.87		$9.85		$11.29		$11.52
Total return (E)	5.07	%(F)	17.03%		0.98%		(11.37)%		(0.44)%		15.20	%(F)
Net assets end of period/year (000’s)	$14,402		$14,042		$12,685		$13,192		$14,602		$10,661
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.95	%(G)	0.95%		0.99	%(H)	1.00	%(H)	1.00	%(H)	1.00	%(G)(H)
Before (waiver/reimbursement) recapture	0.91	%(G)	1.00%		1.06	%(H)	1.01	%(H)	1.05	%(H)	1.53	%(G)(H)
Net investment income (loss) to average net assets	(0.15	)%(G)	(0.14)%		0.28%		1.23%		1.75%		6.64	%(G)
Portfolio turnover rate	15	%(F)	75	%(I)	1,349	%(J)	1,351	%(J)	1,068	%(J)	68	%(F)(J)

(A)	Commenced operations on May 1, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the investment companies in which the portfolio invests.
(I)	Decrease in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.
(J)	Does not include portfolio activity of the investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Growth VP

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Service Class
	June 30, 2014 (unaudited)		December 31, 2013		December 31, 2012		December 31, 2011		December 31, 2010		December 31, 2009 (A)
Net asset value
Beginning of period/year	$11.37		$9.81		$9.79		$11.24		$11.50		$10.00
Investment operations
Net investment income (loss) (B)	(0.02)		(0.04)		—	(C)(D)	0.10	(C)	0.15	(C)	0.62	(C)
Net realized and unrealized gain (loss)	0.58		1.68		0.07		(1.40)		(0.25)		0.88
Total investment operations	0.56		1.64		0.07		(1.30)		(0.10)		1.50
Distributions
Net investment income	—		(0.08)		(0.05)		(0.15)		(0.10)		—
Net realized gains	—		—		—		—	(D)	(0.06)		—
Total distributions	—		(0.08)		(0.05)		(0.15)		(0.16)		—
Net asset value
End of period/year	$11.93		$11.37		$9.81		$9.79		$11.24		$11.50
Total return (E)	4.93	%(F)	16.81%		0.69%		(11.62)%		(0.70)%		15.00	%(F)
Net assets end of period/year (000’s)	$149,452		$109,161		$36,090		$33,052		$32,897		$2,093
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.20	%(G)	1.20%		1.24	%(H)	1.25	%(H)	1.25	%(H)	1.25	%(G)(H)
Before (waiver/reimbursement) recapture	1.16	%(G)	1.25%		1.31	%(H)	1.26	%(H)	1.29	%(H)	1.78	%(G)(H)
Net investment income (loss) to average net assets	(0.40	)%(G)	(0.39)%		0.03%		0.91%		1.42%		8.51	%(G)
Portfolio turnover rate	15	%(F)	75	%(I)	1,349	%(J)	1,351	%(J)	1,068	%(J)	68	%(F)(J)

(A)	Commenced operations on May 1, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the investment companies in which the portfolio invests.
(I)	Decrease in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.
(J)	Does not include portfolio activity of the investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Tactical - Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The underlying face amounts of open options and swaptions at June 30, 2014, if any, are listed in the Schedule of Investments.

Transactions in written options were as follows:

	Premiums	Contracts
Balance at December 31, 2013	$747	2
Sales	—	—
Closing Buys	—	—
Expirations	(747)	(2)
Exercised	—	—

Balance at June 30, 2014	$—	—

Transactions in written swaptions and foreign exchange options were as follows:

	Premiums	Notional Amount
Balance at December 31, 2013	$3,137	EUR	1,400,000
Sales	—		—
Closing Buys	—		—
Expirations	(2,411)		(1,300,000)
Exercised	(726)		(100,000)

Balance at June 30, 2014	$—	EUR	—

	Premiums	Notional Amount
Balance at December 31, 2013	$36,209	$14,830,000
Sales	—	—
Closing Buys	(9,497)	(9,300,000)
Expirations	(15,423)	(4,900,000)
Exercised	—	—

Balance at June 30, 2014	$11,289	$630,000

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2014, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). Centrally cleared swaps listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swaps the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses in the Statement of Operations.

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swaps to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swaps, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Total return swap agreements: The Portfolio is subject to commodity, equity, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing its investment objective. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.

The open centrally cleared swap agreements at June 30, 2014, if any, are listed in the Schedule of Investments. The centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio, if applicable, and is included in the Statement of Assets and Liabilities.

The open OTC swap agreements at June 30, 2014, if any, are listed in the Schedule of Investments. The value, as applicable, is included in the Statement of Assets and Liabilities.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Open balances, if any, are included in the payable or receivable for investments purchased or sold in the Statement of Assets and Liabilities.

When-Issued, forward delivery securities and delayed delivery settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. Government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses on the security.

Open trades, if any, are included in the When-issued securities purchased in the Statement of Assets and Liabilities.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

The restricted and illiquid securities at June 30, 2014, if any, are listed in the Schedule of Investments.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2014.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage passthroughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage passthroughs include TBA securities and mortgage passthrough certificates. Generally, TBA securities and mortgage passthroughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $250 million	0.790%
Over $250 million up to $750 million	0.780%
Over $750 million up to $1.5 billion	0.760%
Over $1.5 billion	0.730%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.95%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, the amount waived/reimbursed by TAM was $132. During the period ended June 30, 2014, the amount recaptured by TAM was $30,291.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

The following amounts are available for recapture by TAM as of June 30, 2014:

Amount Available	Year Reimbursed
$ 6,097	2012
39,023	2013
132	2014

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$3,447,223
U.S. Government	10,450,198

Proceeds from maturities and sales of securities:
Long-term	1,386,823
U.S. Government	8,060,082

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at December 31, 2013	Ending number of positions at June 30, 2014	Average number of positions (A)
Futures contracts	6	6	7
Purchased options and swaptions	2	2	2
Written options and swaptions	12	1	2
Swap agreements	5	6	6
Forward foreign currency contracts	—	3	2	(B)

(A)	Calculated based on positions held at each month end during the current period.
(B)	Although there were no open positions at the beginning and/or the end of the period the Portfolio periodically invested in this derivative during the period.

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Total
Asset derivatives
Purchased options and swaptions, at value (A) (B)	$8,784	$—	$—	$2,295,871	$2,304,655
Unrealized appreciation on futures contracts (B) (C)	3,374	—	—	1,557,701	1,561,075
Swap agreements, at value (B)	18,827	—	1,030,245	549,951	1,599,023
Unrealized appreciation on forward foreign currency contracts	—	2,051	—	—	2,051
Total gross amount of assets (D)	$30,985	$2,051	$1,030,245	$4,403,523	$5,466,804
Liability derivatives
Written options and swaptions, at value (B)	$(9,511)	$—	$—	$—	$(9,511)
Unrealized depreciation on futures contracts (B) (C)	(2,881)	—	—	—	(2,881)
Swap agreements, at value (B)	(8,671)	—	—	—	(8,671)
Unrealized depreciation on forward foreign currency contracts	—	(6,463)	—	—	(6,463)
Total gross amount of liabilities (D)	$(21,063)	$(6,463)	$—	$—	$(27,526)

(A)	Included within Investment securities, at value.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Includes cumulative appreciation (depreciation) on futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(D)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

The following tables present the Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2014:

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Financial Assets and Derivative Assets, and Collateral Received as of June 30, 2014:

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Received (B)	Net Amount (not less than $0)
BNP Paribas SA	$8,784	$(8,784)	$—	$—
Credit Suisse Securities (USA) LLC	2,657	(1,485)	—	1,172
Goldman Sachs International	549,951	—	(549,951)	—
JPMorgan Chase Bank, N.A.	2,051	(2,051)	—	—
Other Derivatives (C)	4,903,361	—	—	4,903,361
Total	$5,466,804	$(12,320)	$(549,951)	$4,904,533

Financial Liabilities and Derivative Liabilities, and Collateral Pledged as of June 30, 2014:

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Pledged (B)	Net Amount (not less than $0)
BNP Paribas SA	$9,511	$(8,784)	$—	$727
Credit Suisse Securities (USA) LLC	1,485	(1,485)	—	—
JPMorgan Chase Bank, N.A.	6,463	(2,051)	—	4,412
Other Derivatives (C)	10,067	—	—	10,067
Total	$27,526	$(12,320)	$—	$15,206

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on purchased options and swaptions (A)	$—	$—	$—	$(1,775,091)	$(1,775,091)
Net realized gain (loss) on futures contracts	8,195	—	—	7,423,856	7,432,051
Net realized gain (loss) on written options and swaptions	24,358	—	—	—	24,358
Net realized gain (loss) on swap agreements	(1,480)	—	377,412	613,733	989,665
Net realized gain (loss) on forward foreign currency contracts (B)	—	(11,063)	—	—	(11,063)
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options and swaptions (C)	(14,296)	—	—	112,549	98,253
Net change in unrealized appreciation (depreciation) on futures contracts	14,073	—	—	(1,155,840)	(1,141,767)
Net change in unrealized appreciation (depreciation) on written options and swaptions	19,112	—	—	—	19,112
Net change in unrealized appreciation (depreciation) on swap agreements	12,827	—	68,366	359,156	440,349
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (D)	—	(4,412)	—	—	(4,412)
Total	$62,789	$(15,475)	$445,778	$5,578,363	$6,071,455

(A)	Included within Net realized gain (loss) on transactions from Investment securities.
(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.
(D)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 7. (continued)

assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica PIMCO Tactical - Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1- and 3-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its composite benchmark for the past 1- and 3-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to monitor and report to the Board on the performance of the Portfolio. The Board also noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Tactical - Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica PIMCO Total Return VP
Initial Class	$1,000.00	$1,035.20	$3.53	$1,021.30	$3.51	0.70%
Service Class	1,000.00	1,034.50	4.79	1,020.10	4.76	0.95

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Corporate Debt Securities	33.8%
Foreign Government Obligations	17.6
U.S. Government Agency Obligations	16.3
U.S. Government Obligations	14.2
Commercial Paper	8.3
Mortgage-Backed Securities	7.7
Municipal Government Obligations	4.8
Short-Term Foreign Government Obligations	4.4
Asset-Backed Securities	3.3
Securities Lending Collateral	1.4
Certificates of Deposit	0.8
Convertible Preferred Stock	0.2
Other Assets and Liabilities - Net ^	(12.8)
Total	100.0%

^	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 14.2%
U.S. Treasury Floating Rate Note 0.11%, 04/30/2016 (A) (B) (C) (D)	$ 68,100,000	$ 68,117,706
U.S. Treasury Inflation Indexed Bond 2.38%, 01/15/2025	75,579,356	91,563,181
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2022 (C)	50,061,896	50,394,357
0.13%, 07/15/2022 - 01/15/2023	22,532,280	22,569,812
0.38%, 07/15/2023	25,465,000	25,958,384
1.13%, 01/15/2021 (E)	47,139,513	51,061,662
1.25%, 07/15/2020 (E)	543,530	595,632

Total U.S. Government Obligations (cost $306,012,036)		310,260,734

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.3%
Fannie Mae
1.32%, 06/01/2043 (A)	197,381	202,889
1.77%, 08/01/2035 (A)	702,336	740,215
1.87%, 08/01/2035 (A)	18,306	19,189
1.98%, 12/01/2034 (A)	11,651	12,241
2.00%, 08/01/2036 (A)	273,604	292,184
2.12%, 05/01/2035 (A)	629,975	659,174
2.17%, 09/01/2035 (A)	1,746,437	1,854,767
2.26%, 07/01/2032 (A)	6,709	6,756
2.30%, 10/01/2035 (A)	18,731	19,864
2.34%, 01/01/2028 (A)	46,604	49,742
3.50%, 02/01/2026	223,656	237,317
4.00%, 12/01/2040 - 03/01/2041	1,374,449	1,460,768
4.50%, 05/01/2019 - 07/01/2041	357,115	382,671
5.00%, 10/01/2020 - 10/01/2041	13,582,759	15,090,595
5.50%, 12/01/2017 - 09/01/2027	463,864	510,265
6.00%, 04/01/2041	784,717	886,247
Fannie Mae, TBA 5.00%	227,000,000	251,534,593
Fannie Mae REMIC
0.35%, 10/27/2037 (A)	10,700,000	10,675,208
0.70%, 09/25/2041 (A)	39,573,362	39,859,597
6.50%, 06/17/2038	1,167,626	1,199,719
Freddie Mac
1.32%, 10/25/2044 (A)	1,415,692	1,440,355
1.52%, 07/25/2044 (A)	709,829	708,396
2.00%, 09/01/2035 (A)	145,140	151,721
2.36%, 08/01/2023 (A)	42,951	44,837
2.50%, 09/01/2035 (A)	1,109,569	1,187,885
6.50%, 07/25/2043	81,940	92,045
Freddie Mac, TBA 4.00%	1,000,000	1,059,375
Freddie Mac REMIC 0.50%, 12/15/2029 (A)	40,664	40,752
Ginnie Mae 6.50%, 06/20/2032	3,812	4,386
Overseas Private Investment Corp. 2.07%, 05/15/2021	27,690,445	27,799,545

Total U.S. Government Agency Obligations (cost $354,831,827)		358,223,298

FOREIGN GOVERNMENT OBLIGATIONS - 17.6%
Brazil Letras do Tesouro Nacional Zero Coupon, 04/01/2015 - 07/01/2015 (F)	BRL 32,000,000	13,183,980

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond 0.75%, 04/15/2018	EUR 33,567,030	$ 48,391,128
Hong Kong SAR Government Bond 5.13%, 08/01/2014 - 144A (G)	$ 2,700,000	2,709,080
Italy Buoni Poliennali del Tesoro
1.15%, 05/15/2017	EUR 8,600,000	11,876,314
2.25%, 05/15/2016	7,800,000	11,004,590
3.00%, 11/01/2015	100,000	141,472
3.75%, 08/01/2015 - 08/01/2016	85,900,000	124,863,919
4.50%, 07/15/2015	200,000	285,250
4.75%, 06/01/2017	6,700,000	10,192,660
Italy Certificati di Credito del Tesoro Zero Coupon, 06/30/2015 (F)	4,600,000	6,270,298
Italy Certificati di Credito del Tesoro Zero Coupon, 04/29/2016 (F)	21,900,000	29,638,020
Spain Government Bond
2.10%, 04/30/2017	20,300,000	28,822,998
3.00%, 04/30/2015	1,700,000	2,379,232
3.25%, 04/30/2016	30,900,000	44,438,541
3.30%, 07/30/2016	9,300,000	13,455,265
3.80%, 01/31/2017	7,600,000	11,236,990
4.00%, 07/30/2015	4,700,000	6,687,348
4.25%, 10/31/2016	7,600,000	11,270,541
5.50%, 07/30/2017	5,700,000	8,904,191
Vnesheconombank Via VEB Finance PLC 5.38%, 02/13/2017 - 144A	$ 300,000	314,250

Total Foreign Government Obligations (cost $386,284,912)		386,066,067

MORTGAGE-BACKED SECURITIES - 7.7%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A21
2.71%, 01/25/2036 (A)	299,291	260,511
Series 2005-4, Class 1A1
2.72%, 08/25/2035 (A)	225,977	196,179
Series 2005-5, Class 2A1
2.74%, 09/25/2035 (A)	260,480	236,617
Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, 10/25/2032	4,996	4,875
Series 2003-J3, Class 2A1
6.25%, 12/25/2033	151,723	156,387
Series 2005-14, Class 2A1
0.36%, 05/25/2035 (A)	315,817	264,614
Series 2005-56, Class 5A2
0.92%, 11/25/2035 (A)	781,645	661,488
Series 2005-62, Class 2A1
1.12%, 12/25/2035 (A)	4,845	3,797
Series 2005-81, Class A1
0.43%, 02/25/2037 (A)	1,792,551	1,427,530
Series 2006-OA1, Class 2A1
0.36%, 03/20/2046 (A)	1,399,146	1,080,117
Series 2006-OA17, Class 1A1A
0.35%, 12/20/2046 (A)	4,414,557	3,382,398
Series 2006-OA19, Class A1
0.33%, 02/20/2047 (A)	1,694,921	1,262,647

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
American Home Mortgage Assets LLC
Series 2006-4, Class 1A12
0.36%, 10/25/2046 (A)	$ 3,575,257	$ 2,339,952
Series 2006-5, Class A1
1.04%, 11/25/2046 (A)	744,060	414,657
American Home Mortgage Investment Trust Series 2005-2, Class 4A1 1.82%, 09/25/2045 (A)	5,184	4,941
Banc of America Funding Trust
Series 2005-D, Class A1
2.69%, 05/25/2035 (A)	96,913	99,405
Series 2006-J, Class 4A1
2.94%, 01/20/2047 (A)	132,701	102,923
Series 2009-R6, Class 3A1
2.09%, 01/26/2037 - 144A (A)	1,440,856	1,442,037
Banc of America Funding, Ltd. Series 2012-R5, Class A 0.41%, 10/03/2039 - 144A (A) (G)	7,893,491	7,814,217
Banc of America Mortgage Trust Series 2004-L, Class 2A1 2.77%, 01/25/2035 (A)	631,896	610,718
Banc of America Re-REMIC Trust Series 2010-UB5, Class A4A 5.68%, 02/17/2051 - 144A (A)	19,391,507	20,933,132
BCAP LLC Trust Series 2013-RR12, Class 1A3 0.65%, 05/26/2035 - 144A (A)	271,014	248,866
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-9, Class 2A1 2.77%, 02/25/2034 (A)	150,277	148,591
Bear Stearns Alt-A Trust
Series 2006-6, Class 32A1
2.65%, 11/25/2036 (A)	993,851	696,541
Series 2006-8, Class 3A1
0.31%, 02/25/2034 (A)	714,352	657,507
Series 2006-R1, Class 2E21
2.58%, 08/25/2036 (A)	725,956	332,964
Bear Stearns ARM Trust
Series 2003-5, Class 2A1
2.55%, 08/25/2033 (A)	1,057,814	1,080,701
Series 2003-8, Class 2A1
2.74%, 01/25/2034 (A)	65,010	65,893
Series 2003-8, Class 4A1
2.77%, 01/25/2034 (A)	169,872	170,733
Series 2004-10, Class 22A1
2.56%, 01/25/2035 (A)	201,473	200,522
Series 2005-2, Class A2
2.53%, 03/25/2035 (A)	343,312	347,951
Series 2005-5, Class A2
2.25%, 08/25/2035 (A)	314,700	319,331
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1
2.10%, 01/26/2036 (A)	594,464	494,746
Series 2007-R6, Class 2A1
2.49%, 12/26/2046 (A)	397,163	272,947

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Berica 8 Residential MBS Srl Series 2008, Class A 0.62%, 03/31/2048 - Reg S (A)	EUR 22,197,483	$ 29,415,906
Berica ABS Srl Series 2011-1, Class A1 0.51%, 12/31/2055 - Reg S (A)	11,776,604	15,828,865
CD Commercial Mortgage Trust Series 2007-CD5, Class A4 5.89%, 11/15/2044 (A)	$ 388,457	432,129
ChaseFlex Trust Series 2007-3, Class 1A2 0.61%, 07/25/2037 (A)	2,242,111	1,374,363
CHL Mortgage Pass-Through Trust
Series 2002-30, Class M
2.50%, 10/19/2032 (A)	67,118	57,538
Series 2004-12, Class 11A1
2.75%, 08/25/2034 (A)	95,707	85,119
Series 2005-HY10, Class 5A1
5.05%, 02/20/2036 (A)	294,098	263,040
Series 2006-OA5, Class 2A2
0.45%, 04/25/2046 (A)	256,228	122,944
Citigroup Mortgage Loan Trust Series 2007-10, Class 22AA 2.76%, 09/25/2037 (A)	3,023,740	2,545,475
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1
2.20%, 09/25/2035 (A)	532,471	536,125
Series 2005-6, Class A2
2.28%, 09/25/2035 (A)	392,431	393,219
Countrywide Alternative Loan Trust
Series 2006-OA9, Class 2A1A
0.36%, 07/20/2046 (A)	8,488	5,780
Series 2007-HY4, Class 1A1
2.56%, 06/25/2037 (A)	3,578,071	2,965,680
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR15, Class 2A1 2.23%, 06/25/2033 (A)	625,894	626,199
Deutsche Alt-a Securities, Inc., Mortgage Loan Trust Series 2005-AR1, Class 2A1 1.79%, 08/25/2035 (A)	180,913	144,703
First Horizon Mortgage Pass-Through Trust Series 2005-AR3, Class 2A1 2.61%, 08/25/2035 (A)	114,096	107,613
Granite Mortgages PLC
Series 2003-3, Class 3A
0.91%, 01/20/2044 - Reg S (A)	GBP 358,580	611,710
Series 2004-3, Class 3A2
0.93%, 09/20/2044 - Reg S (A)	2,077,681	3,548,632
Greenpoint Mortgage Funding Trust Series 2006-AR7, Class 1A32 0.35%, 12/25/2046 (A)	$ 631,907	344,238
Greenpoint Mortgage Pass-Through Certificates Series 2003-1, Class A1 2.80%, 10/25/2033 (A)	197,779	194,696

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.66%, 09/25/2035 (A)	$ 532,784	$ 537,598
Series 2006-AR1, Class 2A1
2.66%, 01/25/2036 (A)	8,160	7,681
Harborview Mortgage Loan Trust
Series 2005-4, Class 4A
2.72%, 07/19/2035 (A)	343,967	309,975
Series 2006-1, Class 2A1A
0.40%, 03/19/2036 (A)	2,103,083	1,548,843
Series 2006-5, Class 2A1A
0.34%, 07/19/2046 (A)	1,076,071	724,097
Series 2006-7, Class 2A1A
0.36%, 09/19/2046 (A)	509,462	398,972
Series 2007-1, Class 2A1A
0.29%, 03/19/2037 (A)	1,259,051	1,046,641
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
2.51%, 12/25/2034 (A)	70,833	65,836
Series 2006-AR12, Class A1
0.34%, 09/25/2046 (A)	651,633	559,597
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
2.95%, 02/25/2035 (A)	105,519	104,840
Series 2007-A1, Class 5A5
2.66%, 07/25/2035 (A)	1,515,293	1,556,584
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class A3 5.87%, 09/15/2045 (A)	3,542,803	3,983,804
Luminent Mortgage Trust Series 2006-6, Class 2A1 0.35%, 10/25/2046 - 144A (A)	481,327	417,619
MASTR Alternative Loan Trust Series 2006-2, Class 2A1 0.55%, 03/25/2036 (A)	291,027	87,878
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 1A
1.57%, 10/25/2035 (A)	6,809,082	6,727,611
Series 2005-2, Class 2A
2.40%, 10/25/2035 (A)	259,462	263,119
Series 2005-2, Class 3A
1.15%, 10/25/2035 (A)	101,672	96,874
Series 2005-3, Class 4A
0.40%, 11/25/2035 (A)	46,528	44,129
Series 2005-A10, Class A
0.36%, 02/25/2036 (A)	319,744	293,297
Morgan Stanley Mortgage Loan Trust Series 2007-3XS, Class 2A1A 0.22%, 01/25/2047 (A)	170,086	169,363
NACC Reperforming Loan REMIC Trust Series 2004-R1, Class A1 6.50%, 03/25/2034 - 144A	690,634	722,260
RALI Trust Series 2005-QO3, Class A1 0.55%, 10/25/2045 (A)	454,548	352,535
Reperforming Loan REMIC Trust
Series 2003-R4, Class 2A
5.82%, 01/25/2034 - 144A (A)	465,569	481,648
Series 2004-R1, Class 2A
6.50%, 11/25/2034 - 144A	477,875	500,569

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Reperforming Loan REMIC Trust (continued)
Series 2005-R2, Class 1AF1
0.49%, 06/25/2035 - 144A (A)	$ 839,585	$ 752,353
Residential Asset Securitization Trust Series 2006-R1, Class A2 0.55%, 01/25/2046 (A)	535,537	292,091
RFMSI Trust
Series 2003-S9, Class A1
6.50%, 03/25/2032	9,898	10,274
Series 2005-SA4, Class 1A21
3.06%, 09/25/2035 (A)	837,442	701,851
RMAC Securities PLC Series 2007-NS1X, Class A2B 0.38%, 06/12/2044 - Reg S (A)	11,893,497	11,186,714
Selkirk No. 2, Ltd. Series 2002, Class A 1.18%, 02/20/2041 - 144A	1,731,802	1,731,641
Sequoia Mortgage Trust Series 2010, Class 2A1 0.91%, 10/20/2027 (A)	34,598	32,622
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1
2.42%, 09/25/2034 (A)	244,992	247,674
Series 2004-20, Class 3A1
2.49%, 01/25/2035 (A)	271,195	254,176
Series 2005-17, Class 3A1
2.52%, 08/25/2035 (A)	92,320	86,551
Series 2005-18, Class 3A1
2.60%, 09/25/2035 (A)	3,016,480	2,601,711
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
0.82%, 09/19/2032 (A)	34,727	34,048
Series 2005-AR5, Class A1
0.41%, 07/19/2035 (A)	134,037	121,861
Series 2005-AR5, Class A2
0.41%, 07/19/2035 (A)	119,812	113,860
Series 2005-AR5, Class A3
0.41%, 07/19/2035 (A)	214,545	207,733
Series 2005-AR8, Class A1A
0.43%, 02/25/2036 (A)	272,867	218,147
Series 2006-AR3, Class 12A1
0.37%, 05/25/2036 (A)	1,739,077	1,299,485
Series 2006-AR6, Class 2A1
0.34%, 07/25/2046 (A)	4,717,777	3,984,087
WaMu Mortgage Pass-Through Certificates
Series 2006-AR10, Class 1A1
2.34%, 09/25/2036 (A)	1,441,346	1,293,415
Series 2006-AR19, Class 1A1A
0.85%, 01/25/2047 (A)	220,893	205,866
Series 2006-AR7, Class 3A
2.20%, 07/25/2046 (A)	1,641,628	1,488,663
Series 2006-AR7, Class C1B2
0.37%, 07/25/2046 (A)	43,297	2,397
Series 2006-AR9, Class 2A
2.20%, 08/25/2046 (A)	1,457,157	1,340,469
Series 2007-OA3, Class 2A1A
0.88%, 04/25/2047 (A)	506,036	459,097

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust
Series 2002-AR2, Class A
1.93%, 02/27/2034 (A)	$ 75,034	$ 74,359
Series 2003-AR9, Class 2A
2.44%, 09/25/2033 (A)	2,390,814	2,424,042
Series 2004-AR1, Class A
2.41%, 03/25/2034 (A)	207,137	208,282
Series 2006-AR17, Class 1A
0.94%, 12/25/2046 (A)	791,993	656,838
Series 2006-AR3, Class A1A
1.12%, 02/25/2046 (A)	902,542	848,581
Series 2007-HY1, Class 1A1
2.19%, 02/25/2037 (A)	492,131	407,205
Series 2007-OA1, Class A1A
0.82%, 02/25/2047 (A)	1,560,631	1,286,554
Series 2007-OA6, Class 1A
0.93%, 07/25/2047 (A)	770,528	669,392
Wells Fargo Mortgage Backed Securities Trust
Series 2004-CC, Class A1
2.62%, 01/25/2035 (A)	316,225	317,330
Series 2005-AR2, Class 1A1
2.62%, 03/25/2035 (A)	3,339,599	3,370,771
Series 2006-AR4, Class 2A6
5.59%, 04/25/2036 (A)	275,037	91,101
Series 2006-AR8, Class 2A4
2.62%, 04/25/2036 (A)	658,974	645,556

Total Mortgage-Backed Securities (cost $155,669,033)		168,008,576

ASSET-BACKED SECURITIES - 3.3%
ABFC Trust
Series 2004-OPT4, Class A1
0.77%, 04/25/2034 (A)	999,375	972,070
Series 2005-OPT1, Class A1MZ
0.50%, 07/25/2035 (A)	103,718	101,734
ACE Securities Corp. Series 2006-HE1, Class A1A 0.35%, 02/25/2036 (A)	11,477,536	11,370,944
ALM V, Ltd. Series 2012-5A, Class A1R 1.45%, 02/13/2023 - 144A (A)	3,100,000	3,098,726
Ameriquest Mortgage Securities Trust Series 2006-R1, Class M1 0.54%, 03/25/2036 (A)	200,000	166,932
Amortizing Residential Collateral Trust Series 2002-BC4, Class A 0.73%, 07/25/2032 (A)	6,344	5,816
Avoca CLO III PLC Series III-X, Class A 0.66%, 09/15/2021 - Reg S (A)	EUR 1,623,775	2,210,275
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
0.81%, 10/25/2032 (A)	$ 21,073	19,980
Series 2006-SD3, Class 21A1
2.88%, 07/25/2036 (A)	203,206	192,717
Series 2006-SD4, Class 1A1
2.97%, 10/25/2036 (A)	619,816	606,203

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Celf Loan Partners II PLC Series 2005-2X, Class A 0.58%, 12/15/2021 - Reg S (A)	EUR 1,476,089	$ 2,010,018
COA Summit CLO, Ltd. Series 2014-1A, Class A1 1.59%, 04/20/2023 - 144A (A)	$ 7,000,000	6,981,961
Countrywide Asset-Backed Certificates
Series 2003-BC1, Class A1
0.95%, 03/25/2033 (A)	51,984	47,776
Series 2005-AB1, Class A3
0.75%, 08/25/2035 (A)	2,423,643	2,380,696
Gazprom OAO Via GAZ Capital SA, Series MTN 8.15%, 04/11/2018 - 144A	1,200,000	1,378,500
Home Equity Asset Trust Series 2002-1, Class A4 0.75%, 11/25/2032 (A)	1,283	1,126
Lehman XS Trust Series 2006-GP4, Class 2A2 0.38%, 08/25/2046 (A)	23,693	846
National Collegiate Student Loan Trust Series 2005-1, Class A4 0.39%, 11/27/2028 (A)	3,377,536	3,309,986
Nautique Funding, Ltd. Series 2006-1A, Class A1A 0.48%, 04/15/2020 - 144A (A)	8,312,833	8,234,792
New Century Home Equity Loan Trust
Series 2005-C, Class A2C
0.40%, 12/25/2035 (A)	2,706,167	2,638,148
Series 2005-D, Class A2C
0.38%, 02/25/2036 (A)	1,030,242	1,026,385
Option One Mortgage Loan Trust Series 2001-4, Class A 0.75%, 01/25/2032 (A)	147,321	128,951
Race Point V CLO, Ltd. Series 2011-5AR, Class AR 1.53%, 12/15/2022 - 144A (A)	10,000,000	9,999,970
RAMP Trust Series 2004-RS11, Class M2 1.80%, 11/25/2034 (A)	320,539	301,503
Small Business Administration Participation Certificates
Series 2003-20I, Class 1
5.13%, 09/01/2023	118,296	128,468
Series 2004-20C, Class 1
4.34%, 03/01/2024	893,696	941,694
Series 2008-20L, Class 1
6.22%, 12/01/2028	2,117,405	2,418,252
Soundview Home Loan Trust Series 2005-3, Class M3 0.98%, 06/25/2035 (A)	400,000	352,338
Structured Asset Securities Corp.
Series 2002-HF1, Class A
0.73%, 01/25/2033 (A)	1,067	982
Series 2007-GEL1, Class A1
0.25%, 01/25/2037 - 144A (A)	168,690	167,632
Volkswagen Auto Loan Enhanced Trust Series 2014-1, Class A2 0.42%, 03/20/2017	7,200,000	7,199,683

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Wood Street CLO BV Series I, Class A 0.66%, 11/22/2021 - Reg S (A)	EUR 2,477,268	$ 3,345,863

Total Asset-Backed Securities (cost $70,810,900)		71,740,967

MUNICIPAL GOVERNMENT OBLIGATIONS - 4.8%
Bay Area Toll Authority (Revenue Bonds) 6.91%, 10/01/2050	$ 8,100,000	11,492,361
Buckeye Tobacco Settlement Financing Authority (Revenue Bonds)
Class A-2
5.88%, 06/01/2047	1,500,000	1,181,250
Series 2011-1A, Class A1B
5.88%, 06/01/2030	2,900,000	2,372,954
California State Public Works Board (Revenue Bonds) 7.80%, 03/01/2035	400,000	517,180
Chicago Transit Authority (Revenue Bonds)
Series A
6.90%, 12/01/2040	11,300,000	14,022,622
Series B
6.90%, 12/01/2040	7,600,000	9,431,144
Golden State Tobacco Securitization Corp. (Revenue Bonds) Series A-1, Class A 5.13%, 06/01/2047	300,000	217,602
Kentucky State Property & Building Commission (Revenue Bonds)
Series C
4.30%, 11/01/2019	500,000	540,850
4.40%, 11/01/2020	600,000	661,998
5.37%, 11/01/2025	1,100,000	1,250,491
Metropolitan Water District of Southern California (Revenue Bonds) Series A 6.95%, 07/01/2040	6,700,000	7,857,559
New Jersey State Turnpike Authority (Revenue Bonds) Series B 5.00%, 01/01/2027	200,000	229,178
New York City Transitional Finance Authority Future Tax Secured Revenue (Revenue Bonds)
4.73%, 11/01/2023	900,000	1,000,251
4.91%, 11/01/2024	600,000	677,004
5.08%, 11/01/2025	600,000	684,150
New York City Water & Sewer System (Revenue Bonds) 5.75%, 06/15/2040	6,200,000	7,072,030
New York State Thruway Authority (Revenue Bonds) Series A 5.00%, 03/15/2027	12,700,000	14,703,933
Port Authority of New York & New Jersey (Revenue Bonds) 4.46%, 10/01/2062	18,100,000	18,448,787

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
State of California (General Obligation Unlimited)
7.50%, 04/01/2034	$ 1,100,000	$ 1,567,082
7.55%, 04/01/2039	3,400,000	5,059,234
Tobacco Securitization Authority of Southern California (Revenue Bonds) Series A 5.13%, 06/01/2046	3,100,000	2,413,381
Tobacco Settlement Finance Authority (Revenue Bonds) Series A 7.47%, 06/01/2047	2,370,000	2,018,600
Tobacco Settlement Financing Corp. (Revenue Bonds) Series 1A 5.00%, 06/01/2041	4,000,000	2,978,480

Total Municipal Government Obligations (cost $98,932,211)		106,398,121

CORPORATE DEBT SECURITIES - 33.8%
Automobiles - 1.8%
Daimler Finance North America LLC
0.83%, 01/09/2015 - 144A (A)	3,400,000	3,407,558
1.65%, 04/10/2015 - 144A	3,300,000	3,331,815
Volkswagen International Finance NV 1.63%, 03/22/2015 - 144A	33,000,000	33,318,054
Capital Markets - 4.6%
Goldman Sachs Group, Inc. 0.64%, 11/15/2014 (A)	EUR 900,000	1,232,986
Goldman Sachs Group, Inc., Series MTN
1.32%, 11/15/2018 (A)	$ 47,700,000	48,351,487
4.00%, 03/03/2024 (H)	8,200,000	8,347,264
Morgan Stanley
0.71%, 10/15/2015 (A)	1,100,000	1,102,266
2.88%, 07/28/2014 (H)	2,700,000	2,704,795
3.45%, 11/02/2015 (H)	13,800,000	14,278,874
Morgan Stanley, Series MTN
4.10%, 01/26/2015	2,400,000	2,449,591
6.25%, 08/28/2017	5,500,000	6,268,251
6.63%, 04/01/2018	13,900,000	16,248,725
Commercial Banks - 7.5%
Abbey National Treasury Services PLC 3.88%, 11/10/2014 - 144A	1,100,000	1,113,505
Banco Santander Chile 1.13%, 04/11/2017 - 144A (A) (H)	7,900,000	7,899,984
Bank of America Corp., Series MTN
5.00%, 01/15/2015	1,100,000	1,125,982
6.40%, 08/28/2017	11,200,000	12,793,525
Bank of Nova Scotia 0.54%, 04/11/2017 (A)	2,700,000	2,700,740
Barclays Bank PLC
7.63%, 11/21/2022	2,800,000	3,196,200
10.18%, 06/12/2021 - 144A	5,520,000	7,635,319
Citigroup, Inc. 2.25%, 08/07/2015	3,232,000	3,285,066
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 11.00%, 06/30/2019 - 144A (A) (I)	1,910,000	2,564,538
Eksportfinans ASA 2.00%, 09/15/2015 (H)	1,320,000	1,318,680

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Commercial Banks (continued)
HBOS PLC, Series MTN 0.91%, 03/21/2017 (A)	EUR 300,000	$ 407,709
HSBC Capital Funding, LP 10.18%, 06/30/2030 - 144A (A) (I)	$ 100,000	149,250
ING Bank NV 0.57%, 01/04/2016 - 144A (A) (G)	18,200,000	18,194,558
JPMorgan Chase & Co. 0.74%, 02/15/2017 (A)	25,400,000	25,492,405
JPMorgan Chase Bank NA 6.00%, 10/01/2017	1,600,000	1,819,952
Lloyds Bank PLC 12.00%, 12/16/2024 - 144A (A) (G) (I)	16,500,000	23,925,000
Royal Bank of Scotland NV, Series MTN 0.93%, 03/09/2015 (A)	2,100,000	2,092,062
Royal Bank of Scotland PLC, Series MTN 0.97%, 09/29/2015 (A)	4,400,000	4,380,640
UBS AG, Series MTN 5.88%, 12/20/2017	1,569,000	1,792,046
Wells Fargo & Co. 7.98%, 03/15/2018 (A) (H) (I)	8,700,000	9,896,250
Wells Fargo & Co., Series MTN 0.53%, 06/02/2017 (A)	32,100,000	32,109,052
Computers & Peripherals - 0.6%
Apple, Inc.
2.85%, 05/06/2021	1,200,000	1,210,338
3.45%, 05/06/2024 (H)	1,600,000	1,617,829
Hewlett-Packard Co. 2.13%, 09/13/2015	9,835,000	10,008,342
Consumer Finance - 2.7%
Ally Financial, Inc.
4.63%, 06/26/2015	9,000,000	9,292,500
5.50%, 02/15/2017	1,800,000	1,950,750
6.75%, 12/01/2014	1,500,000	1,531,875
8.00%, 03/15/2020	8,880,000	10,789,200
8.30%, 02/12/2015	4,975,000	5,183,328
HSBC Finance Corp. 5.00%, 06/30/2015	2,051,000	2,140,321
Navient Corp., Series MTN
3.88%, 09/10/2015	2,765,000	2,820,300
4.88%, 06/17/2019 (H)	11,400,000	11,748,840
5.00%, 04/15/2015	600,000	616,500
Springleaf Finance Corp., Series MTN
5.40%, 12/01/2015	3,800,000	3,991,900
6.50%, 09/15/2017 (H)	8,400,000	9,114,000
Diversified Financial Services - 5.1%
American Honda Finance Corp., Series MTN 0.23%, 06/04/2015 (A)	13,500,000	13,497,421
Bank of America Corp.
4.50%, 04/01/2015	3,100,000	3,192,470
6.50%, 08/01/2016	4,500,000	4,987,751
7.63%, 06/01/2019	15,000,000	18,527,715
Bank of America Corp., Series MTN 5.65%, 05/01/2018	7,900,000	8,954,942
Bear Stearns Cos., LLC
5.70%, 11/15/2014	4,400,000	4,484,621
6.40%, 10/02/2017	2,200,000	2,536,448
7.25%, 02/01/2018	1,500,000	1,785,113

	Principal	Value
Diversified Financial Services (continued)
Blackstone CQP Holdco LP 2.32%, 03/18/2019 (G)	$ 1,000,000	$ 1,020,000
Citigroup, Inc.
4.75%, 05/19/2015	2,982,000	3,090,909
6.00%, 08/15/2017	5,300,000	5,998,927
Ford Motor Credit Co. LLC
5.63%, 09/15/2015 (H)	10,845,000	11,473,424
7.00%, 04/15/2015	2,000,000	2,100,240
General Electric Capital Corp. 1.00%, 12/11/2015	8,200,000	8,263,025
General Motors Financial Co., Inc. 2.75%, 05/15/2016	4,500,000	4,567,500
GMAC International Finance BV 7.50%, 04/21/2015 - Reg S	EUR 750,000	1,078,006
JPMorgan Chase & Co. 6.30%, 04/23/2019	$ 5,400,000	6,384,533
Lehman Brothers Holdings, Inc. (Escrow shares) 6.75%, 12/28/2017 (J)	4,000,000	0
Tayarra, Ltd. 3.63%, 02/15/2022	8,778,558	9,331,862
Diversified Telecommunication Services - 2.7%
AT&T, Inc. 0.65%, 03/30/2017 (A)	7,300,000	7,313,885
BellSouth Corp. 4.18%, 04/26/2021 - 144A (G)	20,800,000	21,398,520
British Telecommunications PLC 2.00%, 06/22/2015	6,000,000	6,085,170
KT Corp. 4.88%, 07/15/2015 - 144A (H)	900,000	934,345
Verizon Communications, Inc.
0.63%, 06/09/2017 (A)	11,200,000	11,212,936
1.76%, 09/15/2016 (A)	6,000,000	6,165,282
1.98%, 09/14/2018 (A)	1,000,000	1,055,056
2.50%, 09/15/2016	1,200,000	1,236,892
3.65%, 09/14/2018	3,300,000	3,529,287
5.15%, 09/15/2023	800,000	895,274
Electric Utilities - 0.6%
Pacific Gas & Electric Co. 0.42%, 05/11/2015 (A)	12,400,000	12,404,042
Energy Equipment & Services - 0.0% (K)
El Paso LLC, Series MTN 7.80%, 08/01/2031	125,000	135,625
Food & Staples Retailing - 0.1%
Walgreen Co. 1.00%, 03/13/2015	1,449,000	1,454,528
Food Products - 0.4%
Kraft Foods Group, Inc. 1.63%, 06/04/2015	8,900,000	8,991,608
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp. 6.00%, 01/15/2020	3,900,000	4,533,762
Health Care Providers & Services - 0.3%
HCA, Inc.
6.38%, 01/15/2015	4,684,000	4,795,245
6.50%, 02/15/2016	1,410,000	1,517,512
Hotels, Restaurants & Leisure - 0.9%
MGM Resorts International
7.50%, 06/01/2016	10,225,000	11,285,844
7.63%, 01/15/2017 (H)	6,500,000	7,345,000

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Household Durables - 0.4%
Lennar Corp. 5.50%, 09/01/2014	$ 8,300,000	$ 8,349,800
Insurance - 0.6%
American International Group, Inc. 8.25%, 08/15/2018 (H)	1,900,000	2,360,577
Metropolitan Life Global Funding I 1.70%, 06/29/2015 - 144A (G)	11,300,000	11,425,588
Media - 1.5%
DISH DBS Corp.
6.63%, 10/01/2014	8,000,000	8,100,000
7.13%, 02/01/2016	4,418,000	4,776,962
7.75%, 05/31/2015	19,800,000	20,975,625
Metals & Mining - 0.7%
Anglo American Capital PLC 1.18%, 04/15/2016 - 144A (A) (G)	11,400,000	11,436,206
Gold Fields Orogen Holding BVI, Ltd. 4.88%, 10/07/2020 - Reg S	3,000,000	2,760,000
Oil, Gas & Consumable Fuels - 1.7%
Canadian Natural Resources, Ltd. 0.61%, 03/30/2016 (A)	10,800,000	10,823,404
CNPC General Capital, Ltd. 1.13%, 05/14/2017 - 144A (A)	7,200,000	7,220,174
Gazprom OAO Via GAZ Capital SA 4.95%, 05/23/2016 - Reg S (H)	6,600,000	6,930,000
ONEOK Partners, LP 3.25%, 02/01/2016	4,500,000	4,675,374
Phillips 66 1.95%, 03/05/2015	7,835,000	7,913,405
Tobacco - 0.2%
Altria Group, Inc.
9.25%, 08/06/2019	2,872,000	3,816,552
9.70%, 11/10/2018 (H)	553,000	724,614
Trading Companies & Distributors - 0.9%
International Lease Finance Corp.
6.50%, 09/01/2014 - 144A	400,000	403,000
6.75%, 09/01/2016 - 144A	4,000,000	4,430,000
7.13%, 09/01/2018 - 144A	13,200,000	15,312,000
8.63%, 09/15/2015	300,000	324,750
Transportation Infrastructure - 0.0% (K)
Korea Expressway Corp. 5.13%, 05/20/2015 - 144A	850,000	880,630
Wireless Telecommunication Services - 0.3%
Sprint Communications, Inc.
6.00%, 12/01/2016 (H)	400,000	435,500
9.13%, 03/01/2017	5,600,000	6,559,000

Total Corporate Debt Securities (cost $710,661,684)		741,148,033

CERTIFICATE OF DEPOSIT - 0.8%
Commercial Banks - 0.8%
Credit Suisse 0.44%, 01/12/2015 (F)	18,500,000	18,500,000

Total Certificate of Deposit (cost $18,500,000)		18,500,000

COMMERCIAL PAPER - 8.3%
Diversified Financial Services - 0.4%
Ford Motor Credit Co. 0.90%, 07/07/2014 (F)	9,500,000	9,498,607
Electric Utilities - 2.2%
Edison International 0.71%, 07/01/2014 - 07/02/2014 (F)	22,900,000	22,899,679

	Principal	Value
Electric Utilities (continued)
Entergy Corp.
0.92%, 09/26/2014 (F)	$ 4,100,000	$ 4,091,083
0.95%, 09/03/2014 (F)	21,000,000	20,965,280
Energy Equipment & Services - 1.1%
Noble Corp.
0.44%, 07/18/2014 (F)	3,900,000	3,899,208
0.45%, 07/02/2014 (F)	20,300,000	20,299,752
Life Sciences Tools & Services - 1.2%
Thermo Fisher Scientific, Inc.
0.56%, 07/02/2014 (F)	11,000,000	10,999,832
0.57%, 07/01/2014 (F)	14,447,000	14,447,000
Metals & Mining - 1.7%
Glencore Funding LLC
0.46%, 08/21/2014 (F)	2,000,000	1,998,725
0.66%, 10/16/2014 (F)	10,500,000	10,479,714
0.70%, 10/07/2014 (F)	24,000,000	23,954,920
Oil, Gas & Consumable Fuels - 0.5%
ENI Finance USA, Inc. 0.59%, 05/22/2015 (F)	12,200,000	12,136,119
Wireless Telecommunication Services - 1.2%
Vodafone Group PLC
0.56%, 04/01/2015 (F)	23,600,000	23,501,208
0.61%, 06/29/2015 (F)	2,200,000	2,186,690

Total Commercial Paper (cost $181,357,817)		181,357,817

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 4.4%
Mexico Cetes
3.50%, 09/04/2014 (F)	MXN 729,000,000	55,847,215
3.55%, 10/30/2014 (F)	522,000,000	39,770,498

Total Short-Term Foreign Government Obligations (cost $94,423,151)		95,617,713

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.2%
Commercial Banks - 0.2%
Wells Fargo & Co. - Series L, Class A, 7.50%	2,900	$ 3,520,600

Total Convertible Preferred Stock (cost $2,690,035)		3,520,600

SECURITIES LENDING COLLATERAL - 1.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (F)	29,746,752	29,746,752

Total Securities Lending Collateral (cost $29,746,752)		29,746,752

Total Investment Securities (cost $2,409,920,358) (L)		2,470,588,678
Other Assets and Liabilities - Net - (12.8)%		(279,632,532)

Net Assets - 100.0%		$ 2,190,956,146

	Principal	Value
TBA SHORT COMMITMENT - (0.0)% (K)
U.S. Government Agency Obligation - (0.0)% (K) (M)
Fannie Mae, TBA 4.00%	$ (1,000,000)	(1,061,250)

Total TBA Short Commitment (proceeds $(1,046,094))		(1,061,250)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

WRITTEN SWAPTIONS ON INTEREST RATE SWAP AGREEMENTS: (N)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Call - OTC 10-Year	JPM	3-Month USD LIBOR BBA	Receive	2.60%	09/02/2014	$45,000,000	$(225,000)	$(259,465)
Call - OTC 5-Year	JPM	3-Month USD LIBOR BBA	Receive	1.56	09/02/2014	24,900,000	(44,820)	(25,293)
Put - OTC 10-Year	RBS	3-Month USD LIBOR BBA	Pay	3.03	09/02/2014	45,000,000	(781,875)	(49,623)
Put - OTC 5-Year	JPM	3-Month USD LIBOR BBA	Pay	1.86	09/02/2014	24,900,000	(366,030)	(94,563)
Put - OTC 5-Year	RBS	3-Month USD LIBOR BBA	Pay	2.50	09/21/2015	81,100,000	(1,540,900)	(1,237,957)
Put - OTC 5-Year	RBS	3-Month USD LIBOR BBA	Pay	4.25	07/28/2014	127,600,000	(1,269,620)	(5,931)

							$(4,228,245)	$(1,672,832)

CENTRALLY CLEARED SWAP AGREEMENTS: (O)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (P)
Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (Q)	Fair Value (R)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Index - Series 21	5.00%	06/20/2019	$2,500,000	$300,519	$187,382	$113,137
North American Investment Grade Index - Series 22	1.00	06/20/2019	63,000,000	1,262,294	866,061	396,233

				$1,562,813	$1,053,443	$509,370

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	3.00%	09/21/2017	$125,400,000	$1,185,692	$1,286,092	$(100,400)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	3.50%	12/18/2043	$46,100,000	$(1,819,899)	$2,413,810	$(4,233,709)

OVER THE COUNTER SWAP AGREEMENTS: (N)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION: (P)
Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Counterparty	Implied Credit Spread (BP) at 06/30/14 (S)	Notional Amount (Q)	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Brazil, 12.25%, 03/06/2030	1.00	09/20/2016	MSC	61.85	9,500,000	$89,075	$(92,954)	$182,029
Italy, 6.88%, 09/27/2023 (G)	1.00	06/20/2017	CITI	66.86	2,100,000	21,772	12,314	9,458
Japan, 2.00%, 03/21/2022	1.00	09/20/2016	BCLY	14.87	12,300,000	237,138	174,930	62,208
Japan, 2.00%, 03/21/2022	1.00	09/20/2016	DUB	14.87	5,200,000	100,254	75,128	25,126
Reynolds American, Inc., 7.63%, 06/1/2016	1.28	06/20/2017	GSC	30.64	2,100,000	59,834	0	59,834
Russian Federation, 7.50%, 03/31/2030	1.00	03/20/2019	GSC	166.24	9,800,000	(267,006)	(338,710)	71,704
Russian Federation, 7.50%, 03/31/2030	1.00	03/20/2019	CITI	166.24	44,200,000	(1,204,250)	(1,527,650)	323,400
Spain, 5.50%, 07/30/2017	1.00	06/20/2019	DUB	64.40	5,500,000	100,191	2,696	97,495
Spain, 5.50%, 07/30/2017 (G)	1.00	06/20/2019	GSC	64.40	5,400,000	98,369	2,647	95,722
Spain, 5.50%, 07/30/2017 (G)	1.00	06/20/2019	MSC	64.40	2,200,000	40,076	4,316	35,760
Spain, 5.50%, 07/30/2017	1.00	06/20/2019	JPM	64.40	6,200,000	112,942	(3,037)	115,979
Spain, 5.50%, 07/30/2017 (G)	1.00	06/20/2019	DUB	64.40	6,200,000	112,942	(3,037)	115,979
United Mexican States, 5.95%, 03/19/2019	1.00	12/20/2018	JPM	54.47	2,100,000	40,855	(4,482)	45,337
United Mexican States, 7.50%, 04/08/2033	1.00	09/20/2016	DUB	22.97	6,900,000	113,727	19,741	93,986

						$(344,081)	$(1,678,098)	$1,334,017

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (P)
Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (Q)	Fair Value (R)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Dow Jones North American Investment Grade Index - Series 5	0.46	12/20/2015	MSC	$9,600,000	$28,239	$0	$28,239
North American CMBS Basket Index - Series AAA	0.35	02/17/2051	GSC	391,708	(2,148)	(10,046)	7,898

					$26,091	$(10,046)	$36,137

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
BRL-CDI	7.80	01/02/2015	MSC	BRL 88,200,000	$(1,061,998)	$(9,770)	$(1,052,228)
BRL-CDI	9.93	01/02/2015	MSC	84,400,000	890,460	10,802	879,658

					$(171,538)	$1,032	$(172,570)

FUTURES CONTRACTS:
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Long	5,405	09/19/2014	$(79,280)
5-Year U.S. Treasury Note	Long	1,600	09/30/2014	(184,583)
90-Day Eurodollar	Long	2,740	12/14/2015	(15,170)
90-Day Eurodollar	Long	1,231	03/14/2016	117,964
90-Day Eurodollar	Long	24	06/13/2016	5,874
Long U.S. Treasury Bond	Long	37	09/19/2014	61,027

				$(94,168)

FORWARD FOREIGN CURRENCY CONTRACTS: (N)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	JPM	(393,000)	07/02/2014	$(365,170)	$(5,349)
AUD	CITI	(393,000)	08/05/2014	(368,366)	(1,192)
BRL	BNP	(3,370,125)	07/02/2014	(1,530,136)	5,807
BRL	BNP	3,370,125	07/02/2014	1,500,000	24,330
BRL	BOA	(1,573,250)	07/02/2014	(714,302)	2,711
BRL	BOA	1,573,250	07/02/2014	700,000	11,591
BRL	JPM	(7,312,486)	07/02/2014	(3,320,084)	12,599
BRL	JPM	7,312,486	07/02/2014	3,266,690	40,795
BRL	UBS	(7,312,486)	07/02/2014	(3,248,261)	(59,224)
BRL	UBS	(6,538,745)	07/02/2014	(2,919,083)	(38,434)
BRL	UBS	1,595,370	07/02/2014	710,000	11,596
BRL	UBS	12,255,861	07/02/2014	5,564,523	(21,117)
BRL	CITI	(16,209,502)	08/04/2014	(7,301,906)	42,111
BRL	DUB	3,007,361	08/04/2014	1,355,155	(8,240)
BRL	GSC	13,202,141	08/04/2014	5,945,839	(32,959)
BRL	JPM	(7,312,486)	08/04/2014	(3,236,974)	(38,090)
BRL	UBS	6,538,745	08/04/2014	2,892,610	35,916
BRL	JPM	(14,000,000)	04/02/2015	(5,913,411)	26,490
BRL	BNP	(313,755)	07/02/2015	(129,711)	719
BRL	DUB	(3,279,477)	07/02/2015	(1,355,156)	6,891
BRL	GSC	(14,406,768)	07/02/2015	(5,945,839)	22,902
EUR	BCLY	(3,000,000)	07/02/2014	(4,085,187)	(22,748)
EUR	BCLY	(5,000,000)	07/02/2014	(6,807,679)	(38,879)
EUR	BCLY	7,713,000	07/02/2014	10,504,335	57,166

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	BCLY	4,192,000	07/02/2014	$5,672,007	$68,148
EUR	BCLY	12,692,000	07/02/2014	17,199,957	179,346
EUR	BCLY	7,209,000	07/02/2014	9,773,962	97,405
EUR	BNP	(3,200,000)	07/02/2014	(4,338,189)	(43,608)
EUR	BNP	(285,552,000)	07/02/2014	(389,478,508)	(1,531,164)
EUR	BOA	13,441,000	07/02/2014	18,252,878	152,040
EUR	BOA	6,970,000	07/02/2014	9,505,686	38,416
EUR	BOA	12,558,000	07/02/2014	17,041,206	154,609
EUR	CITI	(2,037,000)	07/02/2014	(2,779,998)	(9,290)
EUR	CITI	(1,391,000)	07/02/2014	(1,882,033)	(22,680)
EUR	CITI	5,553,000	07/02/2014	7,523,127	80,660
EUR	DUB	1,426,000	07/02/2014	1,939,563	13,076
EUR	DUB	10,953,000	07/02/2014	14,852,268	145,802
EUR	GSC	(252,000)	07/02/2014	(341,903)	(3,163)
EUR	JPM	(1,300,000)	07/02/2014	(1,759,350)	(20,755)
EUR	JPM	220,516,000	07/02/2014	299,791,502	2,163,619
EUR	UBS	(1,491,000)	07/02/2014	(2,039,077)	(2,567)
EUR	BCLY	(11,841,000)	08/05/2014	(16,115,726)	(100,467)
EUR	BCLY	(15,467,000)	08/05/2014	(21,125,557)	(56,426)
EUR	JPM	(220,516,000)	08/05/2014	(299,827,446)	(2,168,176)
EUR	BCLY	(7,209,000)	06/15/2015	(9,794,219)	(94,937)
EUR	BNP	(5,553,000)	06/15/2015	(7,530,923)	(86,567)
EUR	BOA	(12,558,000)	06/15/2015	(17,074,234)	(152,571)
EUR	BOA	(4,192,000)	06/13/2016	(5,726,901)	(65,673)
EUR	BOA	(12,692,000)	06/13/2016	(17,326,738)	(211,276)
EUR	BOA	(13,441,000)	06/13/2016	(18,421,966)	(151,028)
EUR	DUB	(10,953,000)	06/13/2016	(14,996,848)	(138,187)
EUR	BCLY	(7,713,000)	06/27/2016	(10,605,761)	(55,271)
EUR	BOA	(6,970,000)	06/27/2016	(9,596,463)	(37,582)
GBP	BNP	(2,549,000)	07/02/2014	(4,292,098)	(70,185)
GBP	BOA	2,549,000	07/02/2014	4,326,759	35,524
GBP	BOA	(2,549,000)	08/05/2014	(4,325,653)	(35,414)
JPY	BCLY	(142,600,000)	07/02/2014	(1,398,350)	(9,304)
JPY	JPM	(443,300,000)	07/02/2014	(4,352,479)	(23,487)
JPY	JPM	585,900,000	07/02/2014	5,769,089	14,531
JPY	JPM	(585,900,000)	08/05/2014	(5,770,390)	(14,748)
MXN	GSC	74,853,286	08/25/2014	5,682,542	64,701
MXN	CITI	(357,376,547)	09/04/2014	(26,608,335)	(814,996)
MXN	GSC	(359,599,172)	09/04/2014	(26,774,816)	(819,067)
MXN	GSC	92,077,010	09/23/2014	7,060,308	(3,753)
MXN	GSC	14,502,000	09/23/2014	1,117,085	(5,688)
MXN	GSC	51,593,120	09/23/2014	3,949,410	4,559
MXN	BOA	(513,218,265)	10/30/2014	(38,869,865)	(363,906)
NOK	DUB	290,000	08/13/2014	48,882	(1,683)
TRY	HSBC	(2,112,500)	07/16/2014	(997,038)	3,357

					$(3,862,434)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

VALUATION SUMMARY: (T)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$310,260,734	$—	$310,260,734
U.S. Government Agency Obligations	—	358,223,298	—	358,223,298
Foreign Government Obligations	—	386,066,067	—	386,066,067
Mortgage-Backed Securities	—	168,008,576	—	168,008,576
Asset-Backed Securities	—	71,740,967	—	71,740,967
Municipal Government Obligations	—	106,398,121	—	106,398,121
Corporate Debt Securities
Automobiles	—	40,057,427	—	40,057,427
Capital Markets	—	100,984,239	—	100,984,239
Commercial Banks	—	163,892,463	—	163,892,463
Computers & Peripherals	—	12,836,509	—	12,836,509
Consumer Finance	—	59,179,514	—	59,179,514
Diversified Financial Services	—	111,274,907	0	111,274,907
Diversified Telecommunication Services	—	59,826,647	—	59,826,647
Electric Utilities	—	12,404,042	—	12,404,042
Energy Equipment & Services	—	135,625	—	135,625
Food & Staples Retailing	—	1,454,528	—	1,454,528
Food Products	—	8,991,608	—	8,991,608
Health Care Equipment & Supplies	—	4,533,762	—	4,533,762
Health Care Providers & Services	—	6,312,757	—	6,312,757
Hotels, Restaurants & Leisure	—	18,630,844	—	18,630,844
Household Durables	—	8,349,800	—	8,349,800
Insurance	—	13,786,165	—	13,786,165
Media	—	33,852,587	—	33,852,587
Metals & Mining	—	14,196,206	—	14,196,206
Oil, Gas & Consumable Fuels	—	37,562,357	—	37,562,357
Tobacco	—	4,541,166	—	4,541,166
Trading Companies & Distributors	—	20,469,750	—	20,469,750
Transportation Infrastructure	—	880,630	—	880,630
Wireless Telecommunication Services	—	6,994,500	—	6,994,500
Certificate of Deposit	—	18,500,000	—	18,500,000
Commercial Paper	—	181,357,817	—	181,357,817
Short-Term Foreign Government Obligations	—	95,617,713	—	95,617,713
Convertible Preferred Stock	3,520,600	—	—	3,520,600
Securities Lending Collateral	29,746,752	—	—	29,746,752
Total Investment Securities	$33,267,352	$2,437,321,326	$0	$2,470,588,678

Derivative Financial Instruments
Credit Default Swap Agreements	$—	$2,718,227	$—	$2,718,227
Interest Rate Swap Agreements	—	2,076,152	—	2,076,152
Futures Contracts (U)	184,865	—	—	184,865
Forward Foreign Currency Contracts (U)	—	3,517,417	—	3,517,417
Total Derivative Financial Instruments	$184,865	$8,311,796	$—	$8,496,661

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
LIABILITIES
TBA Short Commitments
U.S. Government Agency Obligations	$—	$(1,061,250)	$—	$(1,061,250)
Total TBA Short Commitment	$—	$(1,061,250)	$—	$(1,061,250)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

VALUATION SUMMARY (continued):

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
Derivative Financial Instruments
Written Swaptions on Interest Rate Swap Agreements	$—	$(1,672,832)	$—	$(1,672,832)
Credit Default Swap Agreements	—	(1,473,404)	—	(1,473,404)
Interest Rate Swap Agreements	—	(2,881,897)	—	(2,881,897)
Futures Contracts (U)	(279,033)	—	—	(279,033)
Forward Foreign Currency Contracts (U)	—	(7,379,851)	—	(7,379,851)
Total Derivative Financial Instruments	$(279,033)	$(13,407,984)	$—	$(13,687,017)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2013	Purchases	Sales (V)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (W)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at June 30, 2014 (X)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2014 (W)
Preferred Stock	$2,690,545	$—	$(3,800,000)	$—	$(242,401)	$1,351,856	$—	$—	$—	$—
Corporate Debt Securities	0	—	—	—	—	0	—	—	0	0
Total	$2,690,545	$—	$(3,800,000)	$—	$(242,401)	$1,351,856	$—	$—	$0	$0

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of June 30, 2014.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral for open swap, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open swap, swaptions and/or forward foreign currency contracts is $2,867,745.
(C)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swaps. Total value of securities segregated as collateral to cover centrally cleared swaps is $5,509,228.
(D)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $10,350,691.
(E)	Security is subject to sale-buyback transactions.
(F)	Rate shown reflects the yield at June 30, 2014.
(G)	Illiquid. Total aggregate fair value of illiquid securities is $97,923,169, or 4.47% of the portfolio’s net assets, and total aggregate fair value of illiquid derivatives is $273,159, or 0.01% of the portfolio’s net assets.
(H)	All or a portion of this security is on loan. The value of all securities on loan is $29,139,961. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(I)	The security has a perpetual maturity. The date shown is the next call date.
(J)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $0, or less than 0.01% of the portfolio’s net assets.
(K)	Percentage rounds to less than 0.1%.
(L)	Aggregate cost for federal income tax purposes is $2,409,920,358. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $70,927,325 and $10,259,005, respectively. Net unrealized appreciation for tax purposes is $60,668,320.
(M)	Cash in the amount of $1,330,000 has been segregated by the broker with the custodian as collateral for open TBA commitment transactions.
(N)	Cash in the amount of $1,180,000 has been segregated by the broker with the custodian as collateral for open swap, swaptions and/or forward foreign currency contracts.
(O)	Cash in the amount of $14,000 has been segregated by the custodian with the broker as collateral for centrally cleared swaps.
(P)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(Q)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(R)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(S)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(T)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(U)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(V)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(W)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(X)	Level 3 securities were not considered significant to the portfolio.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities aggregated $242,909,297, or 11.09% of the portfolio’s net assets.
BBA	British Bankers’ Association
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
BP	Basis Point
CDI	Credit Default Index
CITI	Citigroup, Inc.
CMBS	Commercial Mortgage-Backed Securities
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
MTN	Medium Term Note
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Re-REMIC	Re-Securitized Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced
UBS	UBS AG

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
TRY	Turkish New Lira
USD	United States Dollar

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment securities, at value (cost: $2,409,920,358) (including securities loaned of $29,139,961)	$2,470,588,678
Cash on deposit with broker	57,606
Foreign currency, at value (cost: $946,269)	961,367
Cash	505,226
Unrealized appreciation on forward foreign currency contracts	3,517,417
OTC swap agreements, at value	2,045,874
Receivables:
Shares sold	375,123
Investment securities sold	47,734,139
Interest	12,187,352
Securities lending income (net)	2,965
Variation margin receivable on derivative financial instruments	2,517,152
Prepaid expenses	60,596

Total assets	2,540,553,495

Liabilities:
Cash deposit due to broker	2,510,000
Accounts payable and accrued liabilities:
Shares redeemed	306,591
Investment securities purchased	286,278,744
Management and advisory fees	1,246,587
Distribution and service fees	207,450
Administration fees	50,393
Transfer agent fees	6,794
Trustees fees	2,280
Audit and tax fees	17,424
Legal fees	40,724
Printing and shareholder reports fees	106,109
Other	17,355
Collateral for securities on loan	29,746,752
Payable for sale-buyback financing transactions	16,410,811
Written options and swaptions, at value (premiums: $4,228,245)	1,672,832
TBA short commitments, at value (proceeds: $1,046,094)	1,061,250
Unrealized depreciation on forward foreign currency contracts	7,379,851
OTC swap agreements, at value	2,535,402

Total liabilities	349,597,349

Net assets	$2,190,956,146

Net assets consist of:
Capital stock ($0.01 par value)	$1,867,071
Additional paid-in capital	2,053,164,530
Undistributed (distributions in excess of) net investment income (loss)	54,228,139
Undistributed (accumulated) net realized gain (loss)	25,072,485
Net unrealized appreciation (depreciation) on:
Investment securities	60,668,320
Futures contracts	(94,168)
Written options and swaptions	2,555,413
Swap agreements	(2,627,155)
Translation of assets and liabilities denominated in foreign currencies	(3,863,333)
TBA short commitments	(15,156)

Net assets	$2,190,956,146

Net assets by class:
Initial Class	$1,209,913,624
Service Class	981,042,522

Shares outstanding:
Initial Class	102,760,358
Service Class	83,946,729

Net asset value and offering price per share:
Initial Class	$11.77
Service Class	11.69

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income	$156,727
Interest income	26,288,609
Securities lending income (net)	42,962

Total investment income	26,488,298

Expenses:
Management and advisory	7,239,883
Distribution and service:
Service Class	1,208,068
Administration	292,622
Transfer agent	18,353
Trustees	41,123
Audit and tax	26,410
Custody	259,541
Legal	48,272
Printing and shareholder reports	136,225
Other	94,258

Total expenses	9,364,755

Net investment income (loss)	17,123,543

Net realized gain (loss) on transactions from:
Investment securities	27,693,826
Futures contracts	10,008,740
Written options and swaptions	4,370,998
Swap agreements	(2,421,908)
Foreign currency transactions	(415,851)

Net realized gain (loss)	39,235,805

Net change in unrealized appreciation (depreciation) on:
Investment securities	31,528,804
Futures contracts	305,886
Written options and swaptions	1,796,630
Swap agreements	(7,797,755)
Translation of assets and liabilities denominated in foreign currencies	(592,425)
TBA Short Commitments	(48,008)

Net change in unrealized appreciation (depreciation)	25,193,132

Net realized and change in unrealized gain (loss)	64,428,937

Net increase (decrease) in net assets resulting from operations	$81,552,480

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$17,123,543	$43,638,137
Net realized gain (loss)	39,235,805	(22,989,785)
Net change in unrealized appreciation (depreciation)	25,193,132	(89,666,948)
Net increase (decrease) in net assets resulting from operations	81,552,480	(69,018,596)

Distributions to shareholders:
Net investment income:
Initial Class	—	(30,929,815)
Service Class	—	(20,347,763)
Total distributions from net investment income	—	(51,277,578)
Net realized gains:
Initial Class	—	(17,578,058)
Service Class	—	(12,734,265)
Total distributions from net realized gains	—	(30,312,323)
Total distributions to shareholders	—	(81,589,901)

Capital share transactions:
Proceeds from shares sold:
Initial Class	218,272,708	145,111,128
Service Class	20,168,133	219,247,412
	238,440,841	364,358,540
Dividends and distributions reinvested:
Initial Class	—	48,507,873
Service Class	—	33,082,028
	—	81,589,901
Cost of shares redeemed:
Initial Class	(421,662,543)	(483,214,759)
Service Class	(42,174,584)	(218,587,977)
	(463,837,127)	(701,802,736)
Net increase (decrease) in net assets resulting from capital share transactions	(225,396,286)	(255,854,295)
Net increase (decrease) in net assets	(143,843,806)	(406,462,792)

Net assets:
Beginning of period/year	2,334,799,952	2,741,262,744
End of period/year	$2,190,956,146	$2,334,799,952
Undistributed (distributions in excess of) net investment income (loss)	$54,228,139	$37,104,596

Share activity:
Shares issued:
Initial Class	18,842,325	12,324,925
Service Class	1,750,466	18,609,016
	20,592,791	30,933,941
Shares issued-reinvested from dividends and distributions:
Initial Class	—	4,346,583
Service Class	—	2,980,363
	—	7,326,946
Shares redeemed:
Initial Class	(36,163,415)	(40,823,988)
Service Class	(3,670,683)	(18,908,279)
	(39,834,098)	(59,732,267)
Net increase (decrease) in shares outstanding:
Initial Class	(17,321,090)	(24,152,480)
Service Class	(1,920,217)	2,681,100
	(19,241,307)	(21,471,380)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013		December 31, 2012		December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$11.37		$12.08		$11.71		$11.58	$11.25	$10.66
Investment operations
Net investment income (loss) (A)	0.09		0.22		0.27		0.30	0.36	0.52
Net realized and unrealized gain (loss)	0.31		(0.52)		0.60		0.42	0.46	1.16
Total investment operations	0.40		(0.30)		0.87		0.72	0.82	1.68
Distributions
Net investment income	—		(0.26)		(0.50)		(0.29)	(0.47)	(0.73)
Net realized gains	—		(0.15)		—		(0.30)	(0.02)	(0.36)
Total distributions	—		(0.41)		(0.50)		(0.59)	(0.49)	(1.09)
Net asset value
End of period/year	$11.77		$11.37		$12.08		$11.71	$11.58	$11.25
Total return (B)	3.52	%(C)	(2.46)%		7.55%		6.27%	7.19%	16.03%
Net assets end of period/year (000’s)	$1,209,914		$1,364,881		$1,742,129		$2,483,136	$1,851,891	$1,365,123
Ratio and supplemental data
Expenses to average net assets	0.70	%(D)	0.70%		0.69%		0.68%	0.69%	0.70%
Net investment income (loss) to average net assets	1.56	%(D)	1.83%		2.26	%(E)	2.57%	3.05%	4.62%
Portfolio turnover rate	106	%(C) (F)	162	%(F)	104	%(F)	139%	418%	729%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes interest fee on sale-buyback transactions (representing 0.01% of average net assets).
(F)	Excludes sale-buyback transactions.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/ year	Service Class
	June 30, 2014 (unaudited)		December 31, 2013		December 31, 2012		December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$11.30		$12.01		$11.65		$11.54	$11.23	$10.66
Investment operations
Net investment income (loss) (A)	0.08		0.19		0.24		0.27	0.33	0.48
Net realized and unrealized gain (loss)	0.31		(0.52)		0.60		0.41	0.46	1.17
Total investment operations	0.39		(0.33)		0.84		0.68	0.79	1.65
Distributions
Net investment income	—		(0.23)		(0.48)		(0.27)	(0.46)	(0.72)
Net realized gains	—		(0.15)		—		(0.30)	(0.02)	(0.36)
Total distributions	—		(0.38)		(0.48)		(0.57)	(0.48)	(1.08)
Net asset value
End of period/year	$11.69		$11.30		$12.01		$11.65	$11.54	$11.23
Total return (B)	3.45	%(C)	(2.68)%		7.32%		5.95%	6.93%	15.75%
Net assets end of period/year (000’s)	$981,042		$969,919		$999,134		$696,656	$477,398	$248,133
Ratio and supplemental data
Expenses to average net assets	0.95	%(D)	0.95%		0.94%		0.93%	0.94%	0.95%
Net investment income (loss) to average net assets	1.32	%(D)	1.58%		2.01	%(E)	2.33%	2.80%	4.28%
Portfolio turnover rate	106	%(C) (F)	162	%(F)	104	%(F)	139%	418%	729%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes interest fee on sale-buyback transactions (representing 0.01% of average net assets).
(F)	Excludes sale-buyback transactions.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Total Return VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Open forward foreign currency contracts at June 30, 2014, if any, are listed in the Schedule of Investments.

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The underlying face amounts of open options and swaptions at June 30, 2014, if any, are listed in the Schedule of Investments.

Transactions in written options were as follows:

	Premiums	Contracts
Balance at December 31, 2013	$438,342	962
Sales	—	—
Closing Buys	—	—
Expirations	(438,342)	(962)
Exercised	—	—

Balance at June 30, 2014	$—	—

Transactions in written swaptions were as follows:

	Premiums	Notional Amount
Balance at December 31, 2013	$—	GBP	—
Sales	600,330		142,000,000
Closing Buys	—		—
Expirations	(600,330)		(142,000,000)
Exercised	—		—

Balance at June 30, 2014	$—	GBP	—

	Premiums	Notional Amount
Balance at December 31, 2013	$4,791,726	$626,800,000
Sales	3,128,845	349,400,000
Closing Buys	(256,500)	(45,000,000)
Expirations	(3,435,826)	(582,700,000)
Exercised

Balance at June 30, 2014	$4,228,245	$348,500,000

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2014, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). Centrally cleared swaps listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swaps the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses in the Statement of Operations.

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swaps to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swaps, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The open centrally cleared swap agreements at June 30, 2014 are listed in the Schedule of Investments. The centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio, if applicable, and is included in the Statement of Assets and Liabilities.

The open OTC swap agreements at June 30, 2014, if any, are listed in the Schedule of Investments. The value, as applicable, is included in the Statement of Assets and Liabilities.

Reverse repurchase agreements: The Portfolio may enter into reverse repurchase agreements in which the Portfolio sells portfolio securities and agree to repurchase them from the buyer at a specified date and price. The Portfolio may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Pursuant to the terms of the reverse repurchase agreements, the Portfolio’s custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolio are obligated to repurchase under the agreement may decline below the repurchase price.

The Portfolio’s average borrowings for the period ended June 30, 2014 were as follows:

Average daily borrowing	Number of days outstanding	Weighted average interest rate
$ 37,968,692	43	(0.63)%

The open reverse repurchase agreements at June 30, 2014, if any, are listed in the Schedule of Investments and are reflected as a liability in the Statement of Assets and Liabilities.

Sale-buyback: The Portfolio enters into sale-buyback financing transactions. The Portfolio accounts for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolio of securities and simultaneously contracts to repurchase substantially similar securities (same type and interest rate) on a specified future date.

The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolio is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “pricedrop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolio to risks such as the following: (i) the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio; (ii) the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolio’s turnover rates. The Portfolio recognizes price drop fee income on a straight line basis over the period of the roll. For the period ended June 30, 2014, Transamerica PIMCO Total Return VP earned price drop fee income of $8,071. The price drop fee income is included in Interest income in the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

The outstanding payable for securities to be repurchased is included in payable for sale-buyback financing in the Statement of Assets and Liabilities. The average borrowing for sale-buyback financing transactions during the period ended June 30, 2014, for Transamerica PIMCO Total Return VP was approximately $809,466, with an average interest rate of (0.55)%. The interest expense is included in Interest on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio, and is reflected in Interest income on the Statement of Operations.

Open sale-buyback financing transactions at June 30, 2014, if any, are included in the Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Open balances, if any, are included in the payable or receivable for investments purchased or sold in the Statement of Assets and Liabilities.

When-Issued, forward delivery securities and delayed delivery settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. Government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses on the security.

Open trades, if any, are included in the When-issued securities purchased in the Statement of Assets and Liabilities.

Treasury inflation-protected securities (“TIPS”): The Portfolio invests in TIPS. TIPS are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The adjustments to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statement of Operations with a corresponding adjustment to cost.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2014, if any, are listed in the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities for which significant unobservable inputs (Level 3), GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to the total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage passthroughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage passthroughs include TBA securities and mortgage passthrough certificates. Generally, TBA securities and mortgage passthroughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2014:

	Market Value	% of Net Assets
Transamerica Asset Allocation – Conservative VP	$53,883,316	2.46%
Transamerica Asset Allocation – Moderate Growth VP	116,389,028	5.31
Transamerica Asset Allocation – Moderate VP	256,517,990	11.71
Transamerica BlackRock Tactical Allocation VP	333,723,472	15.23
Transamerica International Moderate Growth VP	8,892,342	0.41
Transamerica Madison Balanced Allocation VP	7,597,078	0.35
Transamerica Madison Conservative Allocation VP	11,477,692	0.52
Transamerica Voya Balanced Allocation VP	132,825	0.01
Transamerica Voya Conservative Allocation VP	31,740	0.00	(A)
Transamerica Voya Moderate Growth Allocation VP	35,830	0.00	(A)
Total	$788,681,313	36.00%

(A)	Percentage rounds to less than 0.01%.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $250 million	0.675%
Over $250 million up to $750 million	0.650%
Over $750 million	0.600%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.80%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$882,057,934
U.S. Government	1,043,881,179

Proceeds from maturities and sales of securities:
Long-term	316,084,019
U.S. Government	1,905,681,116

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at December 31, 2013	Ending number of positions at June 30, 2014	Average number of positions (A)
Futures contracts	9	6	7
Written options and swaptions	21	6	14
Swap agreements	14	22	19
Forward foreign currency contracts	35	69	42

(A)	Calculated based on positions held at each month end during the current period.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Total
Asset derivatives
Unrealized appreciation on futures contracts (A) (B)	$184,865	$—	$—	$184,865
Swap agreements, at value (A)	2,076,152	—	2,718,227	4,794,379
Unrealized appreciation on forward foreign currency contracts	—	3,517,417	—	3,517,417
Total gross amount of assets (C)	$2,261,017	$3,517,417	$2,718,227	$8,496,661
Liability derivatives
Written options and swaptions, at value (A)	$(1,672,832)	$—	$—	$(1,672,832)
Unrealized depreciation on futures contracts (A) (B)	(279,033)	—	—	(279,033)
Swap agreements, at value (A)	(2,881,897)	—	(1,473,404)	(4,355,301)
Unrealized depreciation on forward foreign currency contracts	—	(7,379,851)	—	(7,379,851)
Total gross amount of liabilities (C)	$(4,833,762)	$(7,379,851)	$(1,473,404)	$(13,687,017)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Includes cumulative appreciation (depreciation) on futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

The following tables present the Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2014:

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Financial Assets and Derivative Assets, and Collateral Received as of June 30, 2014:

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Received (B)	Net Amount (not less than $0)
Barclays Bank PLC	$639,203	$(378,032)	$(260,000)	$1,171
Bank of America, N.A.	394,891	(394,891)	—	—
BNP Paribas	30,856	(30,856)	—	—
Citibank N.A.	144,543	(144,543)	—	—
Deutsche Bank AG	592,883	(148,110)	(270,000)	174,773
Goldman Sachs Bank USA	151,996	(151,996)	—	—
Goldman Sachs International	98,369	(98,369)	—	—
HSBC Bank USA	3,357	—	(3,357)	—
JPMorgan Chase Bank, N.A.	2,411,831	(2,411,831)	—	—
Morgan Stanley Capital Services LLC	129,151	(129,151)	—	—
Morgan Stanley and Co., Inc.	918,699	—	—	918,699
UBS AG	47,512	(47,512)	—	—
Other Derivatives (C)	2,933,370	—	—	2,933,370
Total	$8,496,661	$(3,935,291)	$(533,357)	$4,028,013

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

Financial Liabilities and Derivative Liabilities, and Collateral Pledged as of June 30, 2014:

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Pledged (B)	Net Amount (not less than $0)
Barclays Bank PLC	$378,032	$(378,032)	$—	$—
Bank of America, N.A.	1,017,450	(394,891)	(413,107)	209,452
BNP Paribas	1,731,524	(30,856)	—	1,700,668
Citibank N.A.	2,052,408	(144,543)	—	1,907,865
Deutsche Bank AG	148,110	(148,110)	—	—
Goldman Sachs Bank USA	864,630	(151,996)	(614,160)	98,474
Goldman Sachs International	269,154	(98,369)	(66,017)	104,768
JPMorgan Chase Bank, N.A.	2,649,926	(2,411,831)	—	238,095
Morgan Stanley Capital Services LLC	1,061,998	(129,151)	—	932,847
Royal Bank of Scotland PLC	1,293,511	—	(1,293,511)	—
UBS AG	121,342	(47,512)	—	73,830
Other Derivatives (C)	2,098,932	—	—	2,098,932
Total	$13,687,017	$(3,935,291)	$(2,386,795)	$7,364,931

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$10,008,740	$—	$—	$10,008,740
Net realized gain (loss) on written options and swaptions	4,370,998	—	—	4,370,998
Net realized gain (loss) on swap agreements	(6,033,467)	—	3,611,559	(2,421,908)
Net realized gain (loss) on forward foreign currency contracts (A)	—	(557,857)	—	(557,857)
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on futures contracts	305,886	—	—	305,886
Net change in unrealized appreciation (depreciation) on written options and swaptions	1,796,630	—	—	1,796,630
Net change in unrealized appreciation (depreciation) on swap agreements	(6,506,952)	—	(1,290,803)	(7,797,755)
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (B)	—	(572,620)	—	(572,620)
Total	$3,941,835	$(1,130,477)	$2,320,756	$5,132,114

(A)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(B)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

For non-exchange traded derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica PIMCO Total Return VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 3-, 5- and 10-year periods and below the median for the past 1-year period. The Board also noted that the performance of the Initial Class of the Portfolio was above its benchmark for the past 3-, 5- and 10-year periods and below its benchmark for the past 1-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was above the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica PIMCO Total Return VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica ProFund UltraBear VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)
Transamerica ProFund UltraBear VP
Service Class	$1,000.00	$852.70	$5.65	$1,018.70	$6.16	1.23%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Short-Term Investment Companies	73.3%
Repurchase Agreement	18.3
Other Assets and Liabilities - Net ^	8.4
Total	100.0%

^	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 73.3%
SSC Government Money Market Fund	2,643,071	$ 2,643,071
SSgA Money Market Fund	2,643,071	2,643,071
SSgA Prime Money Market Fund	2,643,072	2,643,072
State Street Institutional Liquid Reserves Fund	2,643,072	2,643,072

Total Short-Term Investment Companies (cost $10,572,286)		10,572,286

Principal	Value
REPURCHASE AGREEMENT - 18.3%

State Street Bank & Trust Co.
0.01% (A), dated 06/30/2014, to be repurchased at $2,643,072 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/25/2039, and with a value of $2,696,262.

$ 2,643,072	$ 2,643,072

Total Repurchase Agreement (cost $2,643,072)	2,643,072

Total Investment Securities (cost $13,215,358) (B)	13,215,358
Other Assets and Liabilities - Net - 8.4%	1,219,666

Net Assets - 100.0%	$ 14,435,024

FUTURES CONTRACTS: (C)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	Short	(300)	09/19/2014	$(236,778)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Short-Term Investment Companies	$10,572,286	$—	$—	$10,572,286
Repurchase Agreement	—	2,643,072	—	2,643,072
Total Investment Securities	$10,572,286	$2,643,072	$—	$13,215,358

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
LIABILITIES
Derivative Financial Instruments
Futures Contracts (E)	$(236,778)	$—	$—	$(236,778)
Total Derivative Financial Instruments	$(236,778)	$—	$—	$(236,778)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at June 30, 2014.
(B)	Aggregate cost for federal income tax purposes is $13,215,358.
(C)	Cash in the amount of $1,427,250 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(E)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica ProFund UltraBear VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment companies, at value (cost: $10,572,286)	$10,572,286
Repurchase agreement, at value (cost: $2,643,072)	2,643,072
Cash on deposit with broker	1,427,250
Receivables:
Interest	7
Variation margin receivable on derivative financial instruments	32,992
Prepaid expenses	729

Total assets	14,676,336

Liabilities:
Due to custodian	41,652
Accounts payable and accrued liabilities:
Shares redeemed	154,469
Management and advisory fees	9,630
Distribution and service fees	3,276
Administration fees	328
Transfer agent fees	103
Trustees fees	102
Audit and tax fees	6,460
Custody fees	100
Legal fees	685
Printing and shareholder reports fees	24,004
Other	503

Total liabilities	241,312

Net assets	$14,435,024

Net assets consist of:
Capital stock ($0.01 par value)	$130,638
Additional paid-in capital	147,496,510
Undistributed (distributions in excess of) net investment income (loss)	(108,165)
Undistributed (accumulated) net realized gain (loss)	(132,847,181)
Net unrealized appreciation (depreciation) on:
Futures contracts	(236,778)

Net assets	$14,435,024

Shares outstanding	13,063,844

Net asset value and offering price per share	$1.10

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Interest income	$807

Total investment income	807

Expenses:
Management and advisory	75,167
Distribution and service	22,108
Administration	2,211
Transfer agent	159
Trustees	380
Audit and tax	5,924
Custody	4,555
Legal	537
Printing and shareholder reports	7,607
Other	1,170

Total expenses	119,818

Expenses (waived/reimbursed) recaptured	(10,846)

Net expenses	108,972

Net investment income (loss)	(108,165)

Net realized gain (loss) on transactions from:
Futures contracts	(4,033,515)

Net realized gain (loss)	(4,033,515)

Net change in unrealized appreciation (depreciation) on:
Futures contracts	1,103,906

Net change in unrealized appreciation (depreciation)	1,103,906

Net realized and change in unrealized gain (loss)	(2,929,609)

Net increase (decrease) in net assets resulting from operations	$(3,037,774)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica ProFund UltraBear VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$(108,165)	$(457,639)
Net realized gain (loss)	(4,033,515)	(26,850,700)
Net change in unrealized appreciation (depreciation)	1,103,906	(1,207,390)
Net increase (decrease) in net assets resulting from operations	(3,037,774)	(28,515,729)

Capital share transactions:
Proceeds from shares sold	5,683,073	48,789,398
Cost of shares redeemed	(6,711,143)	(96,691,618)

Net increase (decrease) in net assets resulting from capital share transactions	(1,028,070)	(47,902,220)
Net increase (decrease) in net assets	(4,065,844)	(76,417,949)

Net assets:
Beginning of period/year	18,500,868	94,918,817
End of period/year	$14,435,024	$18,500,868
Undistributed (distributions in excess of) net investment income (loss)	$(108,165)	$—

Share activity:
Shares issued	4,182,243	27,696,373
Shares redeemed	(5,461,151)	(53,729,362)
Net increase (decrease) in shares outstanding	(1,278,908)	(26,032,989)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica ProFund UltraBear VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009 (A)
Net asset value
Beginning of period/year	$1.29		$2.35	$3.33	$4.16	$5.68	$10.00
Investment operations
Net investment income (loss) (B) (C)	(0.01)		(0.02)	(0.03)	(0.05)	(0.07)	(0.05)
Net realized and unrealized gain (loss)	(0.18)		(1.04)	(0.95)	(0.78)	(1.45)	(4.27)
Total investment operations	(0.19)		(1.06)	(0.98)	(0.83)	(1.52)	(4.32)
Net asset value
End of period/year	$1.10		$1.29	$2.35	$3.33	$4.16	$5.68
Total return (D)	(14.73	)%(E)	(45.11)%	(29.43)%	(19.95)%	(26.76)%	(43.20	)%(E)
Net assets end of period/year (000’s)	$14,435		$18,501	$94,919	$143,971	$13,414	$995
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	1.23	%(G)	1.23%	1.22%	1.23%	1.23%	1.23	%(G)
Before (waiver/reimbursement) recapture	1.35	%(G)	1.26%	1.20%	1.19%	1.29%	12.53	%(G)
Net investment income (loss) to average net assets (C)	(1.22	)%(G)	(1.21)%	(1.19)%	(1.21)%	(1.22)%	(1.21	)%(G)
Portfolio turnover rate	—%		—%	—%	—%	—%	—%

(A)	Commenced operations on May 1, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(D)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
Note:	Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica ProFund UltraBear VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act.

The Portfolio currently offers one class of shares: Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.
In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2014, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $250 million	0.850%
Over $250 million up to $750 million	0.800%
Over $750 million	0.750%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.98%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, the amount waived/reimbursed by TAM was $10,846.

The following amounts are available for recapture by TAM as of June 30, 2014:

Amount Available	Year Reimbursed
$ 12,648	2013
10,846	2014

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% of Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

There were no proceeds from securities purchased or securities sold (excluding short-term securities) during the period ended June 30, 2014.

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at December 31, 2013	Ending number of positions at June 30, 2014	Average number of positions (A)
Futures contracts	1	1	1

(A)	Calculated based on positions held at each month end during the current period.

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Equity contracts	Total
Liability derivatives
Unrealized depreciation on futures contracts (A) (B)	$(236,778)	$(236,778)
Total gross amount of liabilities (C)	$(236,778)	$(236,778)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Includes cumulative appreciation (depreciation) on futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Equity contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$(4,033,515)	$(4,033,515)
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on futures contracts	1,103,906	1,103,906
Total	$(2,929,609)	$(2,929,609)

The Portfolio’s derivatives are not subject to a master netting arrangement, or another similar arrangement.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica ProFund UltraBear VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica ProFund UltraBear VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and ProFund Advisors LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Service Class of the Portfolio was below the median for its peer universe for the past 1- and 3-year periods. The Board also noted that the performance of the Service Class of the Portfolio was below its benchmark for the past 1- and 3-year periods. The Board noted that the Portfolio’s investment objective is to seek returns that are twice the inverse of the Portfolio’s benchmark and that the Portfolio’s underperformance relative to the peer universe and the benchmark is consistent with its investment approach given the leveraged nature of the Portfolio and the positive market environment during the relevant periods. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica ProFund UltraBear VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Service Class of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica ProFund UltraBear VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Systematic Small/Mid Cap Value VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio
Transamerica Systematic Small/Mid Cap Value VP
Initial Class	$1,000.00	$1,055.80	$4.33	$1,020.60	$4.26	0.85%
Service Class	1,000.00	1,054.50	5.60	1,019.30	5.51	1.10

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	98.4%
Securities Lending Collateral	13.3
Repurchase Agreement	1.2
Other Assets and Liabilities - Net	(12.9)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Aerospace & Defense - 1.7%
Alliant Techsystems, Inc.	35,285	$ 4,725,367
Curtiss-Wright Corp.	31,650	2,074,974
Huntington Ingalls Industries, Inc.	27,045	2,558,187
L-3 Communications Holdings, Inc.	17,795	2,148,746
Orbital Sciences Corp. (A)	160,350	4,738,342
Airlines - 0.7%
Southwest Airlines Co.	162,325	4,360,049
United Continental Holdings, Inc. (A)	51,950	2,133,587
Auto Components - 1.0%
Goodyear Tire & Rubber Co.	74,350	2,065,443
Magna International, Inc. - Class A	51,705	5,571,214
Stoneridge, Inc. (A)	168,075	1,801,764
Beverages - 0.7%
Molson Coors Brewing Co. - Class B	88,645	6,573,913
Biotechnology - 0.3%
Grifols SA - ADR	67,025	2,952,451
Building Products - 0.7%
Continental Building Products, Inc. (A) (B)	163,400	2,516,360
Norcraft Cos., Inc. (A)	201,075	2,877,384
Quanex Building Products Corp. (B)	61,075	1,091,410
Capital Markets - 3.4%
Invesco, Ltd.	225,400	8,508,850
Janus Capital Group, Inc. (B)	97,025	1,210,872
LPL Financial Holdings, Inc.	30,850	1,534,479
Piper Jaffray Cos. (A) (B)	36,275	1,877,957
Raymond James Financial, Inc.	249,950	12,679,963
Stifel Financial Corp. (A)	64,975	3,076,566
Waddell & Reed Financial, Inc. - Class A	51,525	3,224,950
Chemicals - 1.9%
Celanese Corp. - Series A	45,725	2,939,203
Huntsman Corp.	308,125	8,658,312
OM Group, Inc. (B)	104,275	3,381,638
Tronox, Ltd. - Class A	117,175	3,152,008
Commercial Banks - 7.3%
First Citizens BancShares, Inc. - Class A	19,857	4,864,965
First Community Bancshares, Inc.	188,029	2,694,456
First Republic Bank - Class A	44,025	2,420,935
KeyCorp	436,250	6,251,462
Lakeland Bancorp, Inc. - Class A (B)	270,261	2,918,814
Regions Financial Corp.	928,300	9,858,546
Sandy Spring Bancorp, Inc.	142,025	3,537,843
Sterling Bancorp	259,850	3,118,200
SunTrust Banks, Inc.	178,500	7,150,710
Umpqua Holdings Corp.	127,625	2,287,040
Union Bankshares Corp.	114,500	2,936,925
United Community Banks, Inc.	77,750	1,272,767
Washington Trust Bancorp, Inc. (B)	50,178	1,845,045
Webster Financial Corp.	458,550	14,462,667
Wilshire Bancorp, Inc. (B)	250,400	2,571,608
Commercial Services & Supplies - 1.2%
HNI Corp. (B)	89,625	3,505,234
Knoll, Inc.	31,900	552,827
Pitney Bowes, Inc.	122,175	3,374,473
R.R. Donnelley & Sons Co.	247,325	4,194,632
Communications Equipment - 1.9%
CommScope Holding Co., Inc. (A)	133,150	3,079,760
F5 Networks, Inc. - Class B (A)	54,550	6,079,052
Juniper Networks, Inc. (A)	214,375	5,260,762
KVH Industries, Inc. (A) (B)	243,407	3,171,593

	Shares	Value
Computers & Peripherals - 1.0%
SanDisk Corp.	36,250	$ 3,785,588
Western Digital Corp.	58,450	5,394,935
Construction & Engineering - 0.9%
Argan, Inc.	34,725	1,294,895
Comfort Systems USA, Inc. - Class A	184,200	2,910,360
EMCOR Group, Inc.	62,500	2,783,125
Quanta Services, Inc. (A)	49,525	1,712,575
Construction Materials - 0.7%
Caesarstone Sdot-Yam, Ltd.	127,300	6,247,884
Containers & Packaging - 0.2%
Graphic Packaging Holding Co. (A)	188,775	2,208,668
Diversified Financial Services - 0.9%
Voya Financial, Inc.	226,850	8,243,729
Diversified Telecommunication Services - 1.5%
Level 3 Communications, Inc. (A)	317,950	13,961,184
Electric Utilities - 0.8%
Cleco Corp.	22,525	1,327,849
Portland General Electric Co. (B)	169,500	5,876,565
Electrical Equipment - 1.4%
Generac Holdings, Inc. (A) (B)	126,100	6,146,114
PowerSecure International, Inc. (A) (B)	22,600	220,124
Regal Beloit Corp.	90,320	7,095,539
Electronic Equipment & Instruments - 1.8%
Control4 Corp. (A) (B)	117,025	2,289,009
Daktronics, Inc.	210,325	2,507,074
Orbotech, Ltd. (A)	279,138	4,237,315
Rofin-Sinar Technologies, Inc. (A) (B)	54,350	1,306,574
Universal Display Corp. - Class A (A) (B)	105,575	3,388,957
Vishay Intertechnology, Inc. (B)	219,900	3,406,251
Energy Equipment & Services - 1.7%
Dresser-Rand Group, Inc. (A) (B)	29,200	1,860,916
Helix Energy Solutions Group, Inc. - Class A (A) (B)	99,650	2,621,791
Precision Drilling Corp.	488,475	6,916,806
Weatherford International PLC (A)	191,475	4,403,925
Food & Staples Retailing - 0.6%
Rite Aid Corp. (A)	773,900	5,548,863
Food Products - 1.9%
Bunge, Ltd.	28,725	2,172,759
J&J Snack Foods Corp.	30,125	2,835,365
Pinnacle Foods, Inc.	106,800	3,513,720
Sanderson Farms, Inc. (B)	18,650	1,812,780
Tyson Foods, Inc. - Class A	194,350	7,295,899
Gas Utilities - 1.6%
Atmos Energy Corp.	277,090	14,796,606
Health Care Equipment & Supplies - 2.5%
AngioDynamics, Inc. (A)	247,550	4,042,491
Cooper Cos., Inc. (B)	34,975	4,740,162
Greatbatch, Inc. (A)	67,800	3,326,268
Hologic, Inc. (A)	202,600	5,135,910
Zimmer Holdings, Inc. - Class A	64,435	6,692,219
Health Care Providers & Services - 3.1%
Aetna, Inc.	55,065	4,464,670
AMN Healthcare Services, Inc. (A)	143,575	1,765,973
Health Net, Inc. (A)	89,225	3,706,406
HealthSouth Corp.	83,050	2,979,004
MEDNAX, Inc. (A)	74,045	4,305,717
PharMerica Corp. (A)	95,400	2,727,486
Universal Health Services, Inc. - Class B	62,385	5,973,988
WellCare Health Plans, Inc. (A)	45,225	3,376,498

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Health Care Technology - 0.3%
Omnicell, Inc. (A) (B)	100,225	$ 2,877,460
Hotels, Restaurants & Leisure - 2.1%
Churchill Downs, Inc.	35,450	3,194,399
MGM Resorts International (A)	200,800	5,301,120
Royal Caribbean Cruises, Ltd. - Class A	126,275	7,020,890
Wendy’s Co. (B)	475,375	4,054,949
Household Durables - 1.9%
D.R. Horton, Inc.	210,875	5,183,307
Harman International Industries, Inc.	76,455	8,213,561
Helen of Troy, Ltd. (A)	38,250	2,319,098
La-Z-Boy, Inc.	110,200	2,553,334
Household Products - 0.5%
Spectrum Brands Holdings, Inc. - Class A	56,775	4,884,353
Independent Power Producers & Energy Traders - 0.3%
AES Corp.	191,325	2,975,104
Insurance - 4.5%
Allied World Assurance Co. Holdings AG	96,675	3,675,584
Aspen Insurance Holdings, Ltd.	52,300	2,375,466
Genworth Financial, Inc. - Class A (A)	287,800	5,007,720
Hartford Financial Services Group, Inc.	114,750	4,109,197
HCC Insurance Holdings, Inc.	82,025	4,014,304
Lincoln National Corp.	125,000	6,430,000
Selective Insurance Group, Inc.	215,283	5,321,796
United Fire Group, Inc. (B)	238,689	6,998,361
Validus Holdings, Ltd.	106,160	4,059,558
Internet & Catalog Retail - 0.2%
NutriSystem, Inc. (B)	122,450	2,095,120
Internet Software & Services - 1.7%
AOL, Inc. (A)	104,100	4,142,139
Blucora, Inc. (A) (B)	67,000	1,264,290
IAC/InterActiveCorp	50,625	3,504,769
TheStreet, Inc.	516,350	1,244,403
Web.com Group, Inc. (A)	201,445	5,815,717
XO Group, Inc. (A)	31,200	381,264
IT Services - 0.6%
Global Payments, Inc.	41,125	2,995,956
Sykes Enterprises, Inc. (A)	111,850	2,430,501
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (B)	41,600	1,639,872
Life Sciences Tools & Services - 0.6%
Quintiles Transnational Holdings, Inc. (A)	104,685	5,578,664
Machinery - 5.4%
Allison Transmission Holdings, Inc. - Class A	344,900	10,726,390
Altra Industrial Motion Corp. (B)	104,850	3,815,491
CIRCOR International, Inc.	16,700	1,288,071
Columbus McKinnon Corp.	75,650	2,046,333
Crane Co.	29,600	2,201,056
ITT Corp.	161,425	7,764,542
Mueller Industries, Inc.	115,625	3,400,531
NN, Inc.	208,875	5,343,022
Oshkosh Corp.	114,240	6,343,747
Parker Hannifin Corp.	28,590	3,594,621
Terex Corp. (B)	30,025	1,234,028
Watts Water Technologies, Inc. - Class A (B)	49,250	3,040,203
Media - 1.6%
Gannett Co., Inc.	277,235	8,680,228
Starz - Class A (A) (B)	216,825	6,459,217
Metals & Mining - 2.6%
Alcoa, Inc.	677,850	10,093,186

	Shares	Value
Metals & Mining (continued)
Allegheny Technologies, Inc.	148,240	$ 6,685,624
Kaiser Aluminum Corp. (B)	35,775	2,606,924
Stillwater Mining Co. (A) (B)	265,925	4,666,984
Multi-Utilities - 3.1%
Ameren Corp.	349,875	14,302,890
CMS Energy Corp.	225,575	7,026,661
DTE Energy Co.	24,035	1,871,605
NorthWestern Corp. (B)	119,650	6,244,534
Multiline Retail - 0.6%
Macy’s, Inc.	90,875	5,272,568
Oil, Gas & Consumable Fuels - 4.8%
Chesapeake Energy Corp.	65,600	2,038,848
Cimarex Energy Co.	79,075	11,344,099
EnCana Corp.	285,325	6,765,056
Energy XXI Bermuda, Ltd. (B)	137,051	3,238,515
Gulfport Energy Corp. (A)	40,750	2,559,100
PBF Energy, Inc. - Class A	150,225	4,003,496
Vaalco Energy, Inc. (A) (B)	246,500	1,782,195
W&T Offshore, Inc. (B)	131,325	2,149,790
Western Refining, Inc.	72,050	2,705,478
Whiting Petroleum Corp. (A)	102,635	8,236,459
Paper & Forest Products - 0.6%
Domtar Corp.	80,450	3,447,283
P.H. Glatfelter Co.	99,100	2,629,123
Pharmaceuticals - 1.4%
Mallinckrodt PLC (A) (B)	68,000	5,441,360
Mylan, Inc. (A)	83,025	4,280,769
Nektar Therapeutics (A) (B)	302,895	3,883,114
Professional Services - 0.9%
Heidrick & Struggles International, Inc.	84,050	1,554,925
Manpowergroup, Inc.	36,245	3,075,388
On Assignment, Inc. (A)	115,950	4,124,342
Real Estate Investment Trusts - 7.2%
BioMed Realty Trust, Inc. - Class B (B)	579,450	12,649,393
Brandywine Realty Trust	396,675	6,188,130
CBL & Associates Properties, Inc.	148,000	2,812,000
DiamondRock Hospitality Co.	339,275	4,349,505
DuPont Fabros Technology, Inc. (B)	242,525	6,538,474
Excel Trust, Inc.	321,693	4,288,168
Liberty Property Trust - Series C	406,525	15,419,493
National Retail Properties, Inc. (B)	97,450	3,624,166
Physicians Realty Trust	157,325	2,263,907
Summit Hotel Properties, Inc.	413,725	4,385,485
Sunstone Hotel Investors, Inc.	357,725	5,340,834
Real Estate Management & Development - 1.1%
CBRE Group, Inc. - Class A (A)	328,100	10,512,324
Road & Rail - 1.0%
AMERCO	17,550	5,102,838
Con-way, Inc.	78,425	3,953,404
Semiconductors & Semiconductor Equipment - 7.0%
Brooks Automation, Inc. - Class A	284,175	3,060,565
COHU, Inc.	115,600	1,236,920
Entegris, Inc. (A)	292,750	4,023,849
First Solar, Inc. (A) (B)	75,245	5,346,910
GSI Technology, Inc. (A) (B)	151,725	904,281
GT Advanced Technologies, Inc. (A) (B)	651,625	12,120,225
Integrated Device Technology, Inc. (A)	113,125	1,748,913
LAM Research Corp.	65,690	4,439,330
Micron Technology, Inc. (A)	99,725	3,285,939

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
MKS Instruments, Inc. (B)	74,425	$ 2,325,037
NXP Semiconductor NV (A)	76,150	5,039,607
ON Semiconductor Corp. (A)	619,925	5,666,114
RF Micro Devices, Inc. (A) (B)	270,800	2,596,972
Sigma Designs, Inc. (A) (B)	213,900	979,662
Silicon Motion Technology Corp. - ADR	283,700	5,795,991
Skyworks Solutions, Inc.	59,250	2,782,380
TriQuint Semiconductor, Inc. (A)	75,100	1,187,331
Xcerra Corp. (A)	357,725	3,255,297
Software - 1.3%
AVG Technologies NV (A) (B)	45,000	905,850
Electronic Arts, Inc. (A)	48,500	1,739,695
King Digital Entertainment PLC (A) (B)	110,700	2,274,885
TiVo, Inc. (A)	553,925	7,151,172
Specialty Retail - 2.1%
Abercrombie & Fitch Co. - Class A (B)	87,775	3,796,269
American Eagle Outfitters, Inc. (B)	189,950	2,131,239
ANN, Inc. (A)	66,130	2,720,588
Express, Inc. (A)	100,650	1,714,069
Finish Line, Inc. - Class A (B)	115,950	3,448,353
Foot Locker, Inc.	74,365	3,771,793
Guess?, Inc. (B)	65,800	1,776,600
Textiles, Apparel & Luxury Goods - 0.8%
Deckers Outdoor Corp. (A)	24,530	2,117,675
Hanesbrands, Inc.	39,310	3,869,676
Steven Madden, Ltd. - Class B (A)	44,975	1,542,643
Thrifts & Mortgage Finance - 1.8%
Berkshire Hills Bancorp, Inc. (B)	130,112	3,021,201
Dime Community Bancshares, Inc. (B)	149,675	2,363,368
Oritani Financial Corp.	80,175	1,233,893
Provident Financial Services, Inc.	123,350	2,136,422
TrustCo Bank Corp. (B)	202,300	1,351,364

	Shares	Value
Thrifts & Mortgage Finance (continued)
United Financial Bancorp, Inc.	221,806	$ 3,005,470
Washington Federal, Inc.	168,575	3,781,137
Trading Companies & Distributors - 0.8%
GATX Corp. (B)	108,330	7,251,610

Total Common Stocks (cost $800,533,156)		925,163,309

SECURITIES LENDING COLLATERAL - 13.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	124,649,884	124,649,884

Total Securities Lending Collateral (cost $124,649,884)		124,649,884

	Principal	Value

REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.01% (C), dated 06/30/2014, to be repurchased at $11,415,321 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/01/2033, and with a value of $11,646,082.	$ 11,415,318	11,415,318

Total Repurchase Agreement (cost $11,415,318)		11,415,318

Total Investment Securities (cost $936,598,358) (D)		1,061,228,511
Other Assets and Liabilities - Net - (12.9)%		(121,398,940)

Net Assets - 100.0%		$ 939,829,571

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Common Stocks	$925,163,309	$—	$—	$925,163,309
Securities Lending Collateral	124,649,884	—	—	124,649,884
Repurchase Agreement	—	11,415,318	—	11,415,318
Total Investment Securities	$1,049,813,193	$11,415,318	$—	$1,061,228,511

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $121,684,890. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at June 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $936,598,358. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $130,999,215 and $6,369,062, respectively. Net unrealized appreciation for tax purposes is $124,630,153.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Systematic Small/Mid Cap Value VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment securities, at value (cost: $925,183,040) (including securities loaned of $121,684,890)	$1,049,813,193
Repurchase agreement, at value (cost: $11,415,318)	11,415,318
Cash	648
Receivables:
Shares sold	6,690
Investment securities sold	8,767,986
Interest	3
Dividends	1,033,731
Dividend reclaims	43,412
Securities lending income (net)	40,194
Prepaid expenses	13,905

Total assets	1,071,135,080

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	665,151
Investment securities purchased	5,231,043
Management and advisory fees	611,262
Distribution and service fees	37,360
Administration fees	19,668
Transfer agent fees	2,296
Trustees fees	784
Audit and tax fees	8,121
Legal fees	11,189
Printing and shareholder reports fees	63,947
Other	4,804
Collateral for securities on loan	124,649,884

Total liabilities	131,305,509

Net assets	$939,829,571

Net assets consist of:
Capital stock ($0.01 par value)	$377,250
Additional paid-in capital	661,280,578
Undistributed (distributions in excess of) net investment income (loss)	9,895,785
Undistributed (accumulated) net realized gain (loss)	143,643,471
Net unrealized appreciation (depreciation) on:
Investment securities	124,630,153
Translation of assets and liabilities denominated in foreign currencies	2,334

Net assets	$939,829,571

Net assets by class:
Initial Class	$761,088,859
Service Class	178,740,712

Shares outstanding:
Initial Class	30,453,051
Service Class	7,271,927

Net asset value and offering price per share:
Initial Class	$24.99
Service Class	24.58

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income (net of withholding taxes on foreign dividends of $20,499)	$7,535,771
Interest income	602
Securities lending income (net)	170,207

Total investment income	7,706,580

Expenses:
Management and advisory	3,484,476
Distribution and service:
Service Class	210,626
Administration	112,017
Transfer agent	6,922
Trustees	15,559
Audit and tax	12,688
Custody	64,978
Legal	16,868
Printing and shareholder reports	55,314
Other	33,074

Total expenses	4,012,522

Net investment income (loss)	3,694,058

Net realized gain (loss) on transactions from:
Investment securities	69,238,446
Foreign currency transactions	(6,018)

Net realized gain (loss)	69,232,428

Net change in unrealized appreciation (depreciation) on:
Investment securities	(23,608,819)
Translation of assets and liabilities denominated in foreign currencies	(4)

Net change in unrealized appreciation (depreciation)	(23,608,823)

Net realized and change in unrealized gain (loss)	45,623,605

Net increase (decrease) in net assets resulting from operations	$49,317,663

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Systematic Small/Mid Cap Value VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$3,694,058	$6,252,475
Net realized gain (loss)	69,232,428	96,490,657
Net change in unrealized appreciation (depreciation)	(23,608,823)	97,567,262
Net increase (decrease) in net assets resulting from operations	49,317,663	200,310,394

Distributions to shareholders:
Net investment income:
Initial Class	—	(2,748,071)
Service Class	—	(445,757)
Total distributions from net investment income	—	(3,193,828)
Net realized gains:
Initial Class	—	(1,321,633)
Service Class	—	(305,065)
Total distributions from net realized gains	—	(1,626,698)
Total distributions to shareholders	—	(4,820,526)

Capital share transactions:
Proceeds from shares sold:
Initial Class	27,584,319	264,024,048
Service Class	11,852,035	63,014,603
	39,436,354	327,038,651
Issued from fund acquisition:
Initial Class	—	146,844,487
Service Class	—	14,870,308
	—	161,714,795
Dividends and distributions reinvested:
Initial Class	—	4,069,704
Service Class	—	750,822
	—	4,820,526
Cost of shares redeemed:
Initial Class	(46,017,830)	(67,256,768)
Service Class	(9,907,416)	(26,621,952)
	(55,925,246)	(93,878,720)

Net increase (decrease) in net assets resulting from capital share transactions	(16,488,892)	399,695,252
Net increase (decrease) in net assets	32,828,771	595,185,120

Net assets:
Beginning of period/year	907,000,800	311,815,680
End of period/year	$939,829,571	$907,000,800
Undistributed (distributions in excess of) net investment income (loss)	$9,895,785	$6,201,727

Share activity:
Shares issued:
Initial Class	1,140,484	13,432,453
Service Class	505,403	3,152,304
	1,645,887	16,584,757
Shares issued on fund acquisition:
Initial Class	—	7,437,084
Service Class	—	764,430
	—	8,201,514
Shares issued-reinvested from dividends and distributions:
Initial Class	—	193,427
Service Class	—	36,201
	—	229,628
Shares redeemed:
Initial Class	(1,919,378)	(3,217,571)
Service Class	(423,146)	(1,293,124)
	(2,342,524)	(4,510,695)

Net increase (decrease) in shares outstanding:
Initial Class	(778,894)	17,845,393
Service Class	82,257	2,659,811
	(696,637)	20,505,204

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Systematic Small/Mid Cap Value VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011		December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$23.67		$17.47	$20.28	$20.87		$16.14	$11.60
Investment operations
Net investment income (loss) (A)	0.10		0.20	0.22	0.10		0.02	0.14
Net realized and unrealized gain (loss)	1.22		6.13	2.82	(0.66)		4.84	4.84
Total investment operations	1.32		6.33	3.04	(0.56)		4.86	4.98
Distributions
Net investment income	—		(0.09)	(0.12)	(0.03)		(0.13)	(0.44)
Net realized gains	—		(0.04)	(5.73)	—		—	—
Total distributions	—		(0.13)	(5.85)	(0.03)		(0.13)	(0.44)
Net asset value
End of period/year	$24.99		$23.67	$17.47	$20.28		$20.87	$16.14
Total return (B)	5.58	%(C)	36.32%	16.39%	(2.66)%		30.41%	43.21%
Net assets end of period/year (000’s)	$761,089		$739,394	$233,808	$223,957		$261,291	$222,235
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.85	%(D)	0.86%	0.89%	0.89%		0.86%	0.88%
Before (waiver/reimbursement) recapture	0.85	%(D)	0.86%	0.89%	0.90%		0.86%	0.88%
Net investment income (loss) to average net assets	0.87	%(D)	0.96%	1.08%	0.50%		0.10%	1.03%
Portfolio turnover rate	58	%(C)	106%	76%	174	%(E)	62%	89%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Systematic Small/Mid Cap Value VP

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Service Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011		December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$23.31		$17.22	$20.07	$20.67		$16.01	$11.49
Investment operations
Net investment income (loss) (A)	0.07		0.15	0.16	0.06		(0.03)	0.12
Net realized and unrealized gain (loss)	1.20		6.04	2.78	(0.65)		4.80	4.78
Total investment operations	1.27		6.19	2.94	(0.59)		4.77	4.90
Distributions
Net investment income	—		(0.06)	(0.06)	(0.01)		(0.11)	(0.38)
Net realized gains	—		(0.04)	(5.73)	—		—	—
Total distributions	—		(0.10)	(5.79)	(0.01)		(0.11)	(0.38)
Net asset value
End of period/year	$24.58		$23.31	$17.22	$20.07		$20.67	$16.01
Total return (B)	5.45	%(C)	36.04%	16.04%	(2.86)%		30.05%	42.90%
Net assets end of period/year (000’s)	$178,741		$167,607	$78,008	$70,318		$61,569	$24,407
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.10	%(D)	1.11%	1.14%	1.14%		1.11%	1.13%
Before (waiver/reimbursement) recapture	1.10	%(D)	1.11%	1.14%	1.15%		1.11%	1.13%
Net investment income (loss) to average net assets	0.62	%(D)	0.71%	0.83%	0.29%		(0.15)%	0.91%
Portfolio turnover rate	58	%(C)	106%	76%	174	%(E)	62%	89%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Systematic Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Systematic Small/Mid Cap Value VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Systematic Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Systematic Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Commissions recaptured during the period ended June 30, 2014 of $115,345 are included in Net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trusts (“REITs”): Dividend income related to a REIT is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Systematic Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Systematic Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2014:

	Market Value	% of Net Assets
Transamerica Asset Allocation – Growth VP	$42,484,224	4.52%
Transamerica Asset Allocation – Moderate Growth VP	171,797,515	18.28
Transamerica Asset Allocation – Moderate VP	89,898,126	9.57
Transamerica Madison Balanced Allocation VP	4,234,153	0.45
Transamerica Madison Conservative Allocation VP	1,799,149	0.19
Transamerica Voya Balanced Allocation VP	199,665	0.02
Transamerica Voya Moderate Growth Allocation VP	189,241	0.02
Total	$310,602,073	33.05%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $500 million	0.800%
Over $500 million	0.750%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.89%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Systematic Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$524,324,371
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	536,186,645
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Systematic Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 6. REORGANIZATION

On May 1, 2013, Transamerica Systematic Small/Mid Cap Value VP acquired all of the net assets of Transamerica Third Avenue Value VP pursuant to a Plan of Reorganization. Transamerica Systematic Small/Mid Cap Value VP is the accounting survivor. The purpose of the transaction was to achieve a more cohesive, focused, and streamlined fund complex. The acquisition was accomplished by a tax-free exchange of 8,201,514 shares of Transamerica Systematic Small/Mid Cap Value VP for 13,109,458 shares of Transamerica Third Avenue Value VP outstanding on May 1, 2013. Transamerica Third Avenue Value VP’s net assets at that date, $161,714,795, including $26,972,616 unrealized appreciation, were combined with those of Transamerica Systematic Small/Mid Cap Value VP. The aggregate net assets of Transamerica Systematic Small/Mid Cap Value VP immediately before the acquisition were $557,990,835; the combined net assets of Transamerica Systematic Small/Mid Cap Value VP immediately after the acquisition were $719,705,630. In the acquisition, Transamerica Systematic Small/Mid Cap Value VP retained certain capital loss carryforwards from Transamerica Third Avenue Value VP in the amount of $17,146,743. The Portfolio could be subject to loss limitation rules. Shares issued with the acquisition were as follows:

Transamerica Third Avenue Value VP

Class	Shares	Amount
Initial	7,437,084	$ 146,844,487
Service	764,430	14,870,308

The exchange ratio of the reorganization for the Portfolio is as follows (Transamerica Systematic Small/Mid Cap Value VP shares issuable/ Transamerica Third Avenue Value VP shares outstanding on May 1,2013):

Transamerica Third Avenue Value VP

Class	Exchange Ratio
Initial	0.62
Service	0.63

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Systematic Small/Mid Cap Value VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Systematic Small/Mid Cap Value VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Systematic Financial Management L.P. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was above its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Systematic Small/Mid Cap Value VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was above the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were in line with the median for its peer group and below the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Systematic Small/Mid Cap Value VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica T. Rowe Price Small Cap VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica T. Rowe Price Small Cap VP
Initial Class	$1,000.00	$1,026.70	$4.12	$1,020.70	$4.11	0.82%
Service Class	1,000.00	1,025.30	5.37	1,019.50	5.36	1.07

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	99.5%
Securities Lending Collateral	21.7
Repurchase Agreement	0.5
Other Assets and Liabilities - Net	(21.7)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Aerospace & Defense - 2.3%
Esterline Technologies Corp. (A)	18,200	$ 2,095,184
GenCorp, Inc. (A) (B)	53,100	1,014,210
HEICO Corp. - Class A	63,881	2,593,569
Hexcel Corp. (A)	54,700	2,237,230
Teledyne Technologies, Inc. (A)	36,600	3,556,422
TransDigm Group, Inc.	12,900	2,157,654
Airlines - 0.8%
Allegiant Travel Co. - Class A	10,000	1,177,700
Spirit Airlines, Inc. (A)	55,900	3,535,116
Auto Components - 0.6%
Dana Holding Corp. (B)	29,900	730,158
Tenneco, Inc. (A)	44,000	2,890,800
Beverages - 0.7%
Boston Beer Co., Inc. - Class A (A)	18,300	4,090,416
Biotechnology - 7.1%
ACADIA Pharmaceuticals, Inc. (A) (B)	43,000	971,370
Acceleron Pharma, Inc. (A) (B)	24,100	818,677
Acorda Therapeutics, Inc. (A) (B)	18,700	630,377
Aegerion Pharmaceuticals, Inc. (A) (B)	19,300	619,337
Alkermes PLC (A)	73,200	3,684,156
Alnylam Pharmaceuticals, Inc. (A) (B)	26,900	1,699,273
BioMarin Pharmaceutical, Inc. (A)	35,500	2,208,455
Cepheid (A) (B)	39,700	1,903,218
Cubist Pharmaceuticals, Inc. (A)	46,600	3,253,612
Incyte Corp., Ltd. (A)	84,700	4,780,468
Intercept Pharmaceuticals, Inc. (A) (B)	7,400	1,751,062
InterMune, Inc. (A) (B)	59,400	2,622,510
Isis Pharmaceuticals, Inc. (A) (B)	51,700	1,781,065
Ligand Pharmaceuticals, Inc. - Class B (A) (B)	17,100	1,065,159
Medivation, Inc. (A)	13,100	1,009,748
Neurocrine Biosciences, Inc. (A) (B)	74,600	1,107,064
NPS Pharmaceuticals, Inc. (A)	63,800	2,108,590
OPKO Health, Inc. (A) (B)	71,000	627,640
Pharmacyclics, Inc. (A) (B)	27,100	2,431,141
Prothena Corp. PLC (A)	17,200	387,860
Puma Biotechnology, Inc. (A)	23,500	1,551,000
Seattle Genetics, Inc. (A) (B)	45,100	1,725,075
Sunesis Pharmaceuticals, Inc. (A)	36,600	238,632
Theravance, Inc. - Class A (A) (B)	34,600	1,030,388
United Therapeutics Corp. (A)	29,200	2,583,908
Building Products - 0.2%
AAON, Inc.	36,700	1,230,184
Capital Markets - 2.2%
Affiliated Managers Group, Inc. (A)	11,700	2,403,180
E*TRADE Financial Corp. (A)	151,360	3,217,914
Financial Engines, Inc. (B)	42,900	1,942,512
Virtus Investment Partners, Inc. (A)	9,700	2,053,975
Waddell & Reed Financial, Inc. - Class A	59,300	3,711,587
Chemicals - 2.1%
Koppers Holdings, Inc.	6,000	229,500
NewMarket Corp. (B)	11,900	4,666,109
Rockwood Holdings, Inc.	40,800	3,100,392
Stepan Co.	32,700	1,728,522
WR Grace & Co. (A)	31,800	3,006,054
Commercial Banks - 1.3%
Signature Bank (A)	28,500	3,596,130
SVB Financial Group (A)	20,000	2,332,400
Texas Capital Bancshares, Inc. (A)	36,100	1,947,595

	Shares	Value
Commercial Services & Supplies - 2.0%
Civeo Corp. (A)	46,400	$ 1,161,392
Clean Harbors, Inc. (A) (B)	30,000	1,927,500
Healthcare Services Group, Inc. (B)	59,700	1,757,568
Rollins, Inc.	62,350	1,870,500
Team, Inc. (A)	29,200	1,197,784
US Ecology, Inc.	30,800	1,507,660
Waste Connections, Inc.	47,287	2,295,784
Communications Equipment - 1.8%
ADTRAN, Inc.	21,300	480,528
Aruba Networks, Inc. (A) (B)	73,000	1,278,960
EchoStar Corp. - Class A (A)	36,900	1,953,486
JDS Uniphase Corp. (A)	90,800	1,132,276
Plantronics, Inc.	40,700	1,955,635
Polycom, Inc. (A)	57,824	724,535
Riverbed Technology, Inc. (A)	95,162	1,963,192
Ubiquiti Networks, Inc. (A) (B)	22,800	1,030,332
Computers & Peripherals - 0.2%
Stratasys, Ltd. (A) (B)	11,800	1,340,834
Consumer Finance - 0.6%
Portfolio Recovery Associates, Inc. (A) (B)	56,100	3,339,633
World Acceptance Corp. (A) (B)	5,900	448,164
Containers & Packaging - 0.7%
Graphic Packaging Holding Co. (A)	250,500	2,930,850
Rock-Tenn Co. - Class A	10,700	1,129,813
Distributors - 0.2%
LKQ Corp. (A)	42,300	1,128,987
Diversified Consumer Services - 0.7%
Ascent Capital Group, Inc. - Class A (A)	22,000	1,452,220
Sotheby’s - Class A (B)	48,200	2,023,918
Steiner Leisure, Ltd. - Class A (A)	10,000	432,900
Diversified Financial Services - 0.8%
CBOE Holdings, Inc.	49,100	2,416,211
MarketAxess Holdings, Inc.	35,700	1,929,942
MSCI, Inc. - Class A (A)	6,088	279,135
NewStar Financial, Inc. (A)	31,200	438,672
Diversified Telecommunication Services - 0.4%
tw telecom, Inc. - Class A (A)	62,400	2,515,344
Electrical Equipment - 1.2%
Acuity Brands, Inc.	31,300	4,327,225
Generac Holdings, Inc. (A) (B)	52,700	2,568,598
Electronic Equipment & Instruments - 2.3%
Anixter International, Inc.	40,500	4,052,835
Cognex Corp. (A)	67,600	2,595,840
Coherent, Inc. (A)	38,700	2,560,779
FARO Technologies, Inc. (A)	10,300	505,936
FEI Co.	44,700	4,055,631
Energy Equipment & Services - 2.0%
Atwood Oceanics, Inc. (A)	30,200	1,584,896
Core Laboratories NV	12,800	2,138,368
Dril-Quip, Inc. - Class A (A)	26,900	2,938,556
Oceaneering International, Inc.	24,800	1,937,624
Oil States International, Inc. (A)	20,300	1,301,027
Tesco Corp. - Class B	58,100	1,239,854
Unit Corp. (A)	11,400	784,662
Food & Staples Retailing - 1.5%
Rite Aid Corp. (A)	725,600	5,202,552
Susser Holdings Corp. (A)	43,300	3,495,176

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Food Products - 1.4%
J&J Snack Foods Corp.	42,700	$ 4,018,924
TreeHouse Foods, Inc. (A)	52,200	4,179,654
Health Care Equipment & Supplies - 3.5%
Align Technology, Inc. (A)	61,700	3,457,668
Cooper Cos., Inc.	19,200	2,602,176
DexCom, Inc. (A)	52,800	2,094,048
HeartWare International, Inc. (A) (B)	8,200	725,700
ICU Medical, Inc. - Class B (A)	15,900	966,879
IDEXX Laboratories, Inc. (A) (B)	21,400	2,858,398
Masimo Corp. (A) (B)	29,800	703,280
Meridian Bioscience, Inc. (B)	5,650	116,616
Sirona Dental Systems, Inc. (A)	43,300	3,570,518
Thoratec Corp. (A)	32,800	1,143,408
Volcano Corp. (A) (B)	34,500	607,545
West Pharmaceutical Services, Inc.	53,000	2,235,540
Health Care Providers & Services - 3.4%
Air Methods Corp. (A) (B)	58,600	3,026,690
Bio-Reference Labs, Inc. (A) (B)	10,900	329,398
Centene Corp. (A)	35,500	2,684,155
Chemed Corp. (B)	5,400	506,088
Corvel Corp. (A)	42,900	1,938,222
HealthSouth Corp.	56,400	2,023,068
MEDNAX, Inc. (A)	41,100	2,389,965
MWI Veterinary Supply, Inc. - Class A (A)	16,300	2,314,437
Team Health Holdings, Inc. (A)	65,200	3,256,088
WellCare Health Plans, Inc. (A)	21,100	1,575,326
Health Care Technology - 0.2%
athenahealth, Inc. (A) (B)	7,300	913,449
Hotels, Restaurants & Leisure - 4.8%
Bally Technologies, Inc. (A) (B)	39,200	2,576,224
Brinker International, Inc. (B)	57,300	2,787,645
Buffalo Wild Wings, Inc. (A) (B)	14,100	2,336,511
Cheesecake Factory, Inc. (B)	32,000	1,485,440
Choice Hotels International, Inc. (B)	44,400	2,091,684
Denny’s Corp. (A)	309,100	2,015,332
Domino’s Pizza, Inc.	53,700	3,924,933
Jack in the Box, Inc.	30,100	1,801,184
Marriott Vacations Worldwide Corp. (A)	15,000	879,450
Red Robin Gourmet Burgers, Inc. (A)	31,200	2,221,440
Six Flags Entertainment Corp.	77,000	3,276,350
Vail Resorts, Inc.	44,200	3,411,356
Household Durables - 0.8%
Helen of Troy, Ltd. (A)	51,300	3,110,319
iRobot Corp. (A) (B)	33,100	1,355,445
NACCO Industries, Inc. - Class A	2,400	121,440
Insurance - 0.2%
Amtrust Financial Services, Inc. (B)	35,383	1,479,363
Internet & Catalog Retail - 1.6%
HSN, Inc.	56,500	3,347,060
Liberty Ventures - Series A (A)	60,800	4,487,040
Shutterfly, Inc. (A) (B)	42,900	1,847,274
Internet Software & Services - 2.6%
Conversant, Inc. (A) (B)	54,200	1,376,680
Cornerstone OnDemand, Inc. - Class A (A) (B)	45,300	2,084,706
CoStar Group, Inc. (A)	18,400	2,910,328
Envestnet, Inc. (A)	41,000	2,005,720
j2 Global, Inc. (B)	31,900	1,622,434
MercadoLibre, Inc. (B)	21,000	2,003,400
Perficient, Inc. (A)	57,800	1,125,366
WebMD Health Corp. - Class A (A) (B)	54,400	2,627,520

	Shares	Value
IT Services - 5.4%
Cardtronics, Inc. (A)	71,100	$ 2,423,088
CoreLogic, Inc. (A)	109,400	3,321,384
DST Systems, Inc.	22,000	2,027,740
Euronet Worldwide, Inc. (A)	63,600	3,068,064
Gartner, Inc. (A)	58,900	4,153,628
Heartland Payment Systems, Inc. (B)	66,120	2,724,805
Jack Henry & Associates, Inc.	43,900	2,608,977
MAXIMUS, Inc. - Class A	113,400	4,878,468
TeleTech Holdings, Inc. (A)	22,600	655,174
Unisys Corp. (A)	37,890	937,399
VeriFone Systems, Inc. (A)	36,700	1,348,725
WEX, Inc. (A)	40,500	4,251,285
Leisure Equipment & Products - 1.5%
Brunswick Corp. - Class B (B)	58,800	2,477,244
Polaris Industries, Inc.	31,200	4,063,488
Pool Corp.	44,400	2,511,264
Life Sciences Tools & Services - 1.4%
AMAG Pharmaceuticals, Inc. (A) (B)	19,600	406,112
Bio-Rad Laboratories, Inc. - Class A (A)	9,000	1,077,390
Bruker Corp. (A)	46,900	1,138,263
Exelixis, Inc. (A) (B)	130,500	442,395
Illumina, Inc. (A) (B)	10,900	1,946,086
Mettler-Toledo International, Inc. (A)	4,600	1,164,628
PAREXEL International Corp. (A) (B)	43,700	2,309,108
Machinery - 6.9%
3D Systems Corp. (A) (B)	13,749	822,190
Actuant Corp. - Class A	60,800	2,101,856
Chart Industries, Inc. (A) (B)	18,200	1,505,868
Graco, Inc. - Class A	37,700	2,943,616
Hyster-Yale Materials Handling, Inc.	16,700	1,478,618
IDEX Corp.	31,900	2,575,606
John Bean Technologies Corp.	61,000	1,890,390
Lincoln Electric Holdings, Inc.	47,200	3,298,336
Middleby Corp. (A) (B)	67,800	5,608,416
Nordson Corp.	41,000	3,287,790
Standex International Corp.	13,300	990,584
Sun Hydraulics Corp.	26,600	1,079,960
Toro Co.	66,100	4,203,960
Valmont Industries, Inc. (B)	21,300	3,236,535
Wabtec Corp.	63,400	5,236,206
Woodward, Inc.	23,300	1,169,194
Marine - 0.8%
Kirby Corp. (A)	39,400	4,615,316
Media - 1.2%
John Wiley & Sons, Inc. - Class A	9,600	581,664
Live Nation Entertainment, Inc. (A)	145,000	3,580,050
Madison Square Garden Co. - Class A (A)	18,000	1,124,100
Starz - Class A (A)	69,600	2,073,384
Metals & Mining - 0.3%
Compass Minerals International, Inc.	14,100	1,349,934
Stillwater Mining Co. (A) (B)	26,500	465,075
Multiline Retail - 0.2%
Big Lots, Inc. (A)	27,000	1,233,900
Oil, Gas & Consumable Fuels - 4.3%
Bonanza Creek Energy, Inc. (A)	22,000	1,258,180
Carrizo Oil & Gas, Inc. (A)	23,900	1,655,314
Clayton Williams Energy, Inc. (A)	16,700	2,294,079
Contango Oil & Gas Co. - Class A (A)	33,800	1,430,078
Diamondback Energy, Inc. (A) (B)	30,100	2,672,880

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Energy XXI Bermuda, Ltd.	41,400	$ 978,282
Gran Tierra Energy, Inc. (A)	154,060	1,250,967
Oasis Petroleum, Inc. (A)	63,000	3,521,070
Rosetta Resources, Inc. (A)	39,400	2,161,090
SemGroup Corp. - Class A	49,600	3,910,960
SM Energy Co.	29,100	2,447,310
Stone Energy Corp. (A)	33,600	1,572,144
Targa Resources Corp.	5,200	725,764
Paper & Forest Products - 0.8%
Clearwater Paper Corp. (A)	17,500	1,080,100
KapStone Paper and Packaging Corp. (A)	104,700	3,468,711
Personal Products - 0.4%
Nu Skin Enterprises, Inc. - Class A	36,200	2,677,352
Pharmaceuticals - 3.2%
Akorn, Inc. - Class A (A) (B)	64,100	2,131,325
Auxilium Pharmaceuticals, Inc. (A) (B)	28,100	563,686
AVANIR Pharmaceuticals, Inc. - Class A (A) (B)	142,700	804,828
Jazz Pharmaceuticals PLC (A)	9,600	1,411,296
Medicines Co. (A)	36,100	1,049,066
Nektar Therapeutics (A) (B)	54,100	693,562
Pacira Pharmaceuticals, Inc. (A) (B)	19,100	1,754,526
Prestige Brands Holdings, Inc. (A)	83,800	2,839,982
Questcor Pharmaceuticals, Inc. (B)	34,300	3,172,407
Salix Pharmaceuticals, Ltd. (A)	35,200	4,341,920
Theravance Biopharma, Inc. (A) (B)	9,884	315,102
Professional Services - 1.0%
Advisory Board Co. (A)	39,700	2,056,460
Exponent, Inc.	17,400	1,289,514
Huron Consulting Group, Inc. (A)	35,867	2,540,101
RPX Corp. - Class A (A)	16,600	294,650
Real Estate Investment Trusts - 0.6%
Sabra Healthcare REIT, Inc.	18,066	518,675
Strategic Hotels & Resorts, Inc. (A)	157,800	1,847,838
Taubman Centers, Inc.	15,500	1,175,055
Real Estate Management & Development - 1.2%
Altisource Portfolio Solutions SA (A) (B)	24,400	2,795,752
Forest City Enterprises, Inc. - Class A (A)	77,500	1,539,925
Jones Lang LaSalle, Inc.	8,300	1,049,037
Kennedy-Wilson Holdings, Inc.	55,700	1,493,874
Road & Rail - 2.3%
AMERCO	11,000	3,198,360
Avis Budget Group, Inc. (A)	66,200	3,951,478
Landstar System, Inc.	27,400	1,753,600
Old Dominion Freight Line, Inc. (A)	80,598	5,132,481
Semiconductors & Semiconductor Equipment - 3.1%
Amkor Technology, Inc. (A)	44,700	499,746
Atmel Corp. (A)	267,200	2,503,664
Cabot Microelectronics Corp. - Class A (A)	20,200	901,930
Cavium, Inc. (A) (B)	46,900	2,329,054
Diodes, Inc. (A)	41,700	1,207,632
Hittite Microwave Corp.	12,100	943,195
MagnaChip Semiconductor Corp. (A)	32,200	454,020
Microsemi Corp. (A)	64,300	1,720,668
Semtech Corp. (A)	47,300	1,236,895
Silicon Laboratories, Inc. (A)	20,800	1,024,400
Synaptics, Inc. (A) (B)	44,500	4,033,480
Teradyne, Inc. (B)	78,300	1,534,680
Ultratech, Inc. (A) (B)	14,100	312,738

	Shares	Value
Software - 8.2%
Advent Software, Inc. (B)	50,700	$ 1,651,299
Aspen Technology, Inc. (A)	98,200	4,556,480
CommVault Systems, Inc. (A)	48,700	2,394,579
Computer Modelling Group, Ltd.	63,400	1,759,906
Concur Technologies, Inc. (A) (B)	29,200	2,725,528
FactSet Research Systems, Inc. (B)	19,950	2,399,586
Fortinet, Inc. (A)	80,800	2,030,504
Informatica Corp. (A)	45,600	1,625,640
Manhattan Associates, Inc. (A)	88,500	3,047,055
MICROS Systems, Inc. (A)	38,600	2,620,940
Monotype Imaging Holdings, Inc.	57,200	1,611,324
Netscout Systems, Inc. (A)	59,100	2,620,494
Pegasystems, Inc.	50,400	1,064,448
Proofpoint, Inc. (A)	25,900	970,214
PTC, Inc. (A)	76,500	2,968,200
SolarWinds, Inc. (A)	34,900	1,349,234
Solera Holdings, Inc.	11,100	745,365
SS&C Technologies Holdings, Inc. (A)	53,900	2,383,458
TIBCO Software, Inc. (A)	79,800	1,609,566
Tyler Technologies, Inc. (A)	52,100	4,752,041
Ultimate Software Group, Inc. (A)	31,000	4,283,270
Specialty Retail - 3.0%
Aaron’s, Inc.	38,650	1,377,486
Ascena Retail Group, Inc. - Class B (A)	89,800	1,535,580
Buckle, Inc. (B)	28,100	1,246,516
Chico’s FAS, Inc.	94,500	1,602,720
Children’s Place, Inc. (B)	15,500	769,265
DSW, Inc. - Class A	67,000	1,871,980
Guess?, Inc.	18,800	507,600
Hibbett Sports, Inc. (A) (B)	14,900	807,133
Monro Muffler Brake, Inc. (B)	65,450	3,481,285
Sally Beauty Holdings, Inc. (A)	105,400	2,643,432
Tractor Supply Co.	33,000	1,993,200
Textiles, Apparel & Luxury Goods - 2.4%
Deckers Outdoor Corp. (A) (B)	23,900	2,063,287
Fossil Group, Inc. (A)	11,012	1,150,974
Hanesbrands, Inc.	61,200	6,024,528
Iconix Brand Group, Inc. (A) (B)	55,500	2,383,170
Steven Madden, Ltd. - Class B (A)	79,800	2,737,140
Thrifts & Mortgage Finance - 0.7%
MGIC Investment Corp. (A) (B)	214,500	1,981,980
Ocwen Financial Corp. - Class B (A) (B)	22,100	819,910
Radian Group, Inc. (B)	91,900	1,361,039
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (A)	47,200	1,563,264
United Rentals, Inc. (A) (B)	6,702	701,900

Total Common Stocks (cost $430,779,023)		595,417,162

SECURITIES LENDING COLLATERAL - 21.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	129,595,447	129,595,447

Total Securities Lending Collateral (cost $129,595,447)		129,595,447

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 0.5%

State Street Bank & Trust Co.
0.01% (C), dated 06/30/2014, to be repurchased at $3,067,662 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $3,129,570.

	$ 3,067,661	$ 3,067,661

Total Repurchase Agreement (cost $3,067,661)		3,067,661

Total Investment Securities (cost $563,442,131) (D)		728,080,270
Other Assets and Liabilities - Net - (21.7)%		(129,604,252)

Net Assets - 100.0%		$ 598,476,018

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Common Stocks	$595,417,162	$—	$—	$595,417,162
Securities Lending Collateral	129,595,447	—	—	129,595,447
Repurchase Agreement	—	3,067,661	—	3,067,661
Total Investment Securities	$725,012,609	$3,067,661	$—	$728,080,270

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $126,709,314. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at June 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $563,442,131. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $173,188,401 and $8,550,262, respectively. Net unrealized appreciation for tax purposes is $164,638,139.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica T. Rowe Price Small Cap VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment securities, at value (cost: $560,374,470) (including securities loaned of $126,709,314)	$725,012,609
Repurchase agreement, at value (cost: $3,067,661)	3,067,661
Receivables:
Shares sold	238,666
Investment securities sold	2,135,595
Interest	2
Dividends	152,749
Securities lending income (net)	60,824
Prepaid expenses	7,743

Total assets	730,675,849

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	189,841
Investment securities purchased	1,939,093
Management and advisory fees	372,196
Distribution and service fees	31,430
Administration fees	12,407
Transfer agent fees	1,487
Trustees fees	481
Audit and tax fees	8,072
Custody fees	2,849
Legal fees	6,861
Printing and shareholder reports fees	37,556
Other	2,111
Collateral for securities on loan	129,595,447

Total liabilities	132,199,831

Net assets	$598,476,018

Net assets consist of:
Capital stock ($0.01 par value)	$412,652
Additional paid-in capital	385,346,735
Undistributed (distributions in excess of) net investment income (loss)	(192,175)
Undistributed (accumulated) net realized gain (loss)	48,270,687
Net unrealized appreciation (depreciation) on:
Investment securities	164,638,139
Translation of assets and liabilities denominated in foreign currencies	(20)

Net assets	$598,476,018

Net assets by class:
Initial Class	$445,675,344
Service Class	152,800,674

Shares outstanding:
Initial Class	30,473,593
Service Class	10,791,604

Net asset value and offering price per share:
Initial Class	$14.62
Service Class	14.16

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income (net of withholding taxes on foreign dividends of $5,554)	$2,081,693
Interest income	160
Securities lending income (net)	284,711

Total investment income	2,366,564

Expenses:
Management and advisory	2,181,057
Distribution and service:
Service Class	177,831
Administration	72,702
Transfer agent	4,559
Trustees	10,254
Audit and tax	10,658
Custody	39,419
Legal	10,861
Printing and shareholder reports	29,607
Other	21,780

Total expenses	2,558,728

Net investment income (loss)	(192,164)

Net realized gain (loss) on transactions from:
Investment securities	30,015,713
Foreign currency transactions	(674)

Net realized gain (loss)	30,015,039

Net change in unrealized appreciation (depreciation) on:
Investment securities	(15,294,641)
Translation of assets and liabilities denominated in foreign currencies	223

Net change in unrealized appreciation (depreciation)	(15,294,418)

Net realized and change in unrealized gain (loss)	14,720,621

Net increase (decrease) in net assets resulting from operations	$14,528,457

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica T. Rowe Price Small Cap VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$(192,164)	$(875,171)
Net realized gain (loss)	30,015,039	20,408,409
Net change in unrealized appreciation (depreciation)	(15,294,418)	142,238,554
Net increase (decrease) in net assets resulting from operations	14,528,457	161,771,792

Distributions to shareholders:
Net investment income:
Initial Class	—	(283,796)
Service Class	—	—
Total distributions from net investment income	—	(283,796)
Net realized gains:
Initial Class	—	(16,430,643)
Service Class	—	(4,771,198)
Total distributions from net realized gains	—	(21,201,841)
Total distributions to shareholders	—	(21,485,637)

Capital share transactions:
Proceeds from shares sold:
Initial Class	41,643,495	204,468,114
Service Class	18,946,596	51,489,510
	60,590,091	255,957,624
Dividends and distributions reinvested:
Initial Class	—	16,714,439
Service Class	—	4,771,198
	—	21,485,637
Cost of shares redeemed:
Initial Class	(65,933,468)	(34,684,665)
Service Class	(11,606,958)	(20,981,224)
	(77,540,426)	(55,665,889)
Net increase (decrease) in net assets resulting from capital share transactions	(16,950,335)	221,777,372
Net increase (decrease) in net assets	(2,421,878)	362,063,527

Net assets:
Beginning of period/year	600,897,896	238,834,369
End of period/year	$598,476,018	$600,897,896
Undistributed (distributions in excess of) net investment income (loss)	$(192,175)	$(11)

Share activity:
Shares issued:
Initial Class	2,882,264	17,733,802
Service Class	1,383,516	4,314,613
	4,265,780	22,048,415
Shares issued-reinvested from dividends and distributions:
Initial Class	—	1,339,298
Service Class	—	393,988
	—	1,733,286
Shares redeemed:
Initial Class	(4,640,071)	(2,862,374)
Service Class	(863,465)	(1,776,840)
	(5,503,536)	(4,639,214)
Net increase (decrease) in shares outstanding:
Initial Class	(1,757,807)	16,210,726
Service Class	520,051	2,931,761
	(1,237,756)	19,142,487

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica T. Rowe Price Small Cap VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$14.24		$10.31	$9.61	$9.45	$7.03	$5.27
Investment operations
Net investment income (loss) (A)	—	(B)	(0.02)	0.02	(0.04)	(0.01)	(0.01)
Net realized and unrealized gain (loss)	0.38		4.49	1.46	0.20	2.43	2.02
Total investment operations	0.38		4.47	1.48	0.16	2.42	2.01
Distributions
Net investment income	—		(0.01)	—	—	—	—
Net realized gains	—		(0.53)	(0.78)	—	—	(0.25)
Total distributions	—		(0.54)	(0.78)	—	—	(0.25)
Net asset value
End of period/year	$14.62		$14.24	$10.31	$9.61	$9.45	$7.03
Total return (C)	2.67	%(D)	44.07%	15.69%	1.69%	34.42%	38.70%
Net assets end of period/year (000’s)	$445,675		$459,083	$165,231	$151,443	$166,206	$128,238
Ratio and supplemental data
Expenses to average net assets	0.82	%(E)	0.82%	0.85%	0.84%	0.84%	0.88%
Net investment income (loss) to average net assets	(0.01	)%(E)	(0.13)%	0.18%	(0.42)%	(0.12)%	(0.26)%
Portfolio turnover rate	11	%(D)	17%	33%	35%	34%	34%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica T. Rowe Price Small Cap VP

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Service Class
June 30, 2014 (unaudited)	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$13.81	$10.03	$9.39	$9.25	$6.90	$5.19
Investment operations
Net investment income (loss) (A)	(0.02)	(0.05)	—	(B)	(0.06)	(0.02)	(0.03)
Net realized and unrealized gain (loss)	0.37	4.36	1.42	0.20	2.37	1.99
Total investment operations	0.35	4.31	1.42	0.14	2.35	1.96
Distributions
Net realized gains	—	(0.53)	(0.78)	—	—	(0.25)
Total distributions	—	(0.53)	(0.78)	—	—	(0.25)
Net asset value
End of period/year	$14.16	$13.81	$10.03	$9.39	$9.25	$6.90
Total return (C)	2.53	%(D)	43.70%	15.41%	1.51%	34.06%	38.33%
Net assets end of period/year (000’s)	$152,801	$141,815	$73,603	$50,137	$34,204	$14,382
Ratio and supplemental data
Expenses to average net assets	1.07	%(E)	1.07%	1.10%	1.09%	1.09%	1.13%
Net investment income (loss) to average net assets	(0.25	)%(E)	(0.39)%	(0.02)%	(0.67)%	(0.32)%	(0.48)%
Portfolio turnover rate	11	%(D)	17%	33%	35%	34%	34%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica T. Rowe Price Small Cap VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Commissions recaptured during the period ended June 30, 2014 of $1,803 are included in Net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trusts (“REITs”): Dividend income related to a REIT is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2014:

	Market Value	% of Net Assets
Transamerica Asset Allocation – Conservative VP	$8,327,741	1.39%
Transamerica Asset Allocation – Growth VP	39,982,275	6.68
Transamerica Asset Allocation – Moderate Growth VP	162,725,332	27.19
Transamerica Asset Allocation – Moderate VP	820,664	0.14
Total	$211,856,012	35.40%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.750% of ANA

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.93%	May 1, 2015

Prior to May 1, 2014, the expense limit was 1.00%.

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$63,871,833
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	80,872,799
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 6. (continued)

financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica T. Rowe Price Small Cap VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica T. Rowe Price Small Cap VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and T. Rowe Price Associates, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was above its benchmark for the past 3- and 5-year periods and below its benchmark for the past 1- and 10-year periods.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica T. Rowe Price Small Cap VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica T. Rowe Price Small Cap VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Torray Concentrated Growth VP

(formerly, Transamerica BNP Paribas Large Cap Growth VP)

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica Torray Concentrated Growth VP
Initial Class	$1,000.00	$1,049.50	$3.76	$1,021.10	$3.71	0.74%
Service Class	1,000.00	1,048.30	5.03	1,019.90	4.96	0.99

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	97.9%
Securities Lending Collateral	6.2
Repurchase Agreement	2.3
Convertible Preferred Stock	0.0
Other Assets and Liabilities - Net	(6.4)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Torray Concentrated Growth VP

(formerly, Transamerica BNP Paribas Large Cap Growth VP)

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.0%
Automobiles - 0.0%
Better Place, 0.00% (A) (B) (C) (D)	237,480	$ 0

Total Convertible Preferred Stock (cost $593,700)		0

COMMON STOCKS - 97.9%
Aerospace & Defense - 7.3%
Precision Castparts Corp.	38,205	9,642,942
United Technologies Corp.	95,395	11,013,353
Biotechnology - 5.3%
BioMarin Pharmaceutical, Inc. (A) (E)	121,950	7,586,509
Gilead Sciences, Inc. (A)	88,000	7,296,080
Capital Markets - 3.2%
Franklin Resources, Inc.	158,325	9,157,518
Chemicals - 6.8%
FMC Corp. - Class A	133,080	9,473,965
Praxair, Inc.	74,070	9,839,459
Communications Equipment - 3.9%
QUALCOMM, Inc.	140,405	11,120,076
Computers & Peripherals - 4.1%
Apple, Inc.	124,565	11,575,825
Electronic Equipment & Instruments - 3.0%
Amphenol Corp. - Class A	86,925	8,374,355
Energy Equipment & Services - 2.6%
Core Laboratories NV	43,535	7,272,957
Health Care Equipment & Supplies - 2.9%
Baxter International, Inc.	113,865	8,232,440
Health Care Providers & Services - 3.5%
Express Scripts Holding Co. (A)	145,235	10,069,143
Household Products - 3.5%
Colgate-Palmolive Co.	143,680	9,796,102
Industrial Conglomerates - 4.2%
Danaher Corp.	150,600	11,856,738
Internet Software & Services - 2.8%
Akamai Technologies, Inc. (A)	130,150	7,946,959
IT Services - 11.4%
Accenture PLC - Class A	122,540	9,906,134
Fiserv, Inc. (A)	181,825	10,967,684
Visa, Inc. - Class A (E)	54,545	11,493,177
Machinery - 3.0%
Cummins, Inc.	54,945	8,477,464

	Shares	Value
Oil, Gas & Consumable Fuels - 8.5%
Enbridge, Inc. (E)	228,850	$ 10,863,509
EOG Resources, Inc.	112,765	13,177,718
Pharmaceuticals - 4.5%
Roche Holding AG - ADR	343,725	12,820,943
Real Estate Investment Trusts - 3.7%
American Tower Corp. - Class A	115,780	10,417,884
Software - 7.3%
Adobe Systems, Inc. (A)	89,570	6,481,285
MICROS Systems, Inc. (A)	107,295	7,285,330
Oracle Corp.	168,960	6,847,949
Textiles, Apparel & Luxury Goods - 6.4%
NIKE, Inc. - Class B	113,620	8,811,231
V.F. Corp.	146,375	9,221,625

Total Common Stocks (cost $260,661,203)		277,026,354

SECURITIES LENDING COLLATERAL - 6.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (F)	17,476,409	17,476,409

Total Securities Lending Collateral (cost $17,476,409)		17,476,409

	Principal	Value
REPURCHASE AGREEMENT - 2.3%

State Street Bank & Trust Co.
0.01% (F), dated 06/30/2014, to be repurchased at $6,426,804 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 06/25/2037, and with a value of $6,560,010.

	$ 6,426,802	$ 6,426,802

Total Repurchase Agreement (cost $6,426,802)		6,426,802

Total Investment Securities (cost $285,158,114) (G)		300,929,565
Other Assets and Liabilities - Net - (6.4)%		(18,098,206)

Net Assets - 100.0%		$ 282,831,359

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Convertible Preferred Stock
Automobiles	$—	$—	$0	$0
Common Stocks	277,026,354	—	—	277,026,354
Securities Lending Collateral	17,476,409	—	—	17,476,409
Repurchase Agreement	—	6,426,802	—	6,426,802
Total Investment Securities	$294,502,763	$6,426,802	$0	$300,929,565

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Torray Concentrated Growth VP

(formerly, Transamerica BNP Paribas Large Cap Growth VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

VALUATION SUMMARY (continued):

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at June 30, 2014 (I)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2014
Convertible Preferred Stock	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $0, or less than 0.01% of the portfolio’s net assets.
(C)	Illiquid. Total aggregate fair value of illiquid securities is $0, or less than 0.01% of the portfolio’s net assets.
(D)	Restricted security. At June 30, 2014, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Convertible Preferred Stock	Better Place	1/25/2010	$593,700	$0	0.00%

(E)	All or a portion of this security is on loan. The value of all securities on loan is $17,120,699. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Rate shown reflects the yield at June 30, 2014.
(G)	Aggregate cost for federal income tax purposes is $285,158,114. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $18,358,501 and $2,587,050, respectively. Net unrealized appreciation for tax purposes is $15,771,451.
(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(I)	Level 3 securities were not considered significant to the portfolio.

DEFINITION:

ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Torray Concentrated Growth VP

(formerly, Transamerica BNP Paribas Large Cap Growth VP)

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment securities, at value (cost: $278,731,312) (including securities loaned of $17,120,699)	$294,502,763
Repurchase agreement, at value (cost: $6,426,802)	6,426,802
Receivables:
Shares sold	111,347
Interest	3
Dividends	197,250
Dividend reclaims	9,223
Securities lending income (net)	1,172
Prepaid expenses	4,213

Total assets	301,252,773

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	59,376
Investment securities purchased	674,717
Management and advisory fees	156,765
Distribution and service fees	9,845
Administration fees	6,029
Transfer agent fees	688
Trustees fees	249
Audit and tax fees	7,366
Legal fees	4,585
Printing and shareholder reports fees	24,015
Other	1,370
Collateral for securities on loan	17,476,409

Total liabilities	18,421,414

Net assets	$282,831,359

Net assets consist of:
Capital stock ($0.01 par value)	$116,693
Additional paid-in capital	182,639,791
Undistributed (distributions in excess of) net investment income (loss)	3,083,003
Undistributed (accumulated) net realized gain (loss)	81,219,978
Net unrealized appreciation (depreciation) on:
Investment securities	15,771,451
Translation of assets and liabilities denominated in foreign currencies	443

Net assets	$282,831,359

Net assets by class:
Initial Class	$236,075,090
Service Class	46,756,269

Shares outstanding:
Initial Class	9,762,935
Service Class	1,906,352

Net asset value and offering price per share:
Initial Class	$24.18
Service Class	24.53

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income (net of withholding taxes on foreign dividends of $11,018)	$1,793,120
Interest income	157
Securities lending income (net)	12,784

Total investment income	1,806,061

Expenses:
Management and advisory	912,629
Distribution and service:
Service Class	54,901
Administration	34,311
Transfer agent	2,114
Trustees	4,849
Audit and tax	8,531
Custody	15,007
Legal	5,632
Printing and shareholder reports	17,126
Other	10,311

Total expenses	1,065,411

Net investment income (loss)	740,650

Net realized gain (loss) on transactions from:
Investment securities	40,974,774
Foreign currency transactions	2,703

Net realized gain (loss)	40,977,477

Net change in unrealized appreciation (depreciation) on:
Investment securities	(28,355,901)
Translation of assets and liabilities denominated in foreign currencies	(2,445)

Net change in unrealized appreciation (depreciation)	(28,358,346)

Net realized and change in unrealized gain (loss)	12,619,131

Net increase (decrease) in net assets resulting from operations	$13,359,781

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Torray Concentrated Growth VP

(formerly, Transamerica BNP Paribas Large Cap Growth VP)

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$740,650	$2,051,063
Net realized gain (loss)	40,977,477	66,771,479
Net change in unrealized appreciation (depreciation)	(28,358,346)	2,218,594
Net increase (decrease) in net assets resulting from operations	13,359,781	71,041,136

Distributions to shareholders:
Net investment income:
Initial Class	—	(2,049,908)
Service Class	—	(280,464)
Total distributions from net investment income	—	(2,330,372)
Total distributions to shareholders	—	(2,330,372)

Capital share transactions:
Proceeds from shares sold:
Initial Class	6,062,468	12,036,444
Service Class	3,738,522	13,694,074
	9,800,990	25,730,518
Dividends and distributions reinvested:
Initial Class	—	2,049,908
Service Class	—	280,464
	—	2,330,372
Cost of shares redeemed:
Initial Class	(15,262,957)	(32,343,507)
Service Class	(2,715,527)	(7,965,027)
	(17,978,484)	(40,308,534)
Net increase (decrease) in net assets resulting from capital share transactions	(8,177,494)	(12,247,644)
Net increase (decrease) in net assets	5,182,287	56,463,120

Net assets:
Beginning of period/year	277,649,072	221,185,952
End of period/year	$282,831,359	$277,649,072
Undistributed (distributions in excess of) net investment income (loss)	$3,083,003	$2,342,353

Share activity:
Shares issued:
Initial Class	260,424	611,717
Service Class	156,808	679,726
	417,232	1,291,443
Shares issued-reinvested from dividends and distributions:
Initial Class	—	102,444
Service Class	—	13,796
	—	116,240
Shares redeemed:
Initial Class	(653,413)	(1,619,993)
Service Class	(115,843)	(394,665)
	(769,256)	(2,014,658)
Net increase (decrease) in shares outstanding:
Initial Class	(392,989)	(905,832)
Service Class	40,965	298,857
	(352,024)	(606,975)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Torray Concentrated Growth VP

(formerly, Transamerica BNP Paribas Large Cap Growth VP)

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$23.04		$17.48		$15.05	$15.52	$13.12	$9.09
Investment operations
Net investment income (loss) (A)	0.07		0.17		0.21	0.13	0.11	0.10
Net realized and unrealized gain (loss)	1.07		5.59		2.36	(0.48)	2.38	4.02
Total investment operations	1.14		5.76		2.57	(0.35)	2.49	4.12
Distributions
Net investment income	—		(0.20)		(0.14)	(0.12)	(0.09)	(0.09)
Total distributions	—		(0.20)		(0.14)	(0.12)	(0.09)	(0.09)
Net asset value
End of period/year	$24.18		$23.04		$17.48	$15.05	$15.52	$13.12
Total return (B)	4.95	%(C)	33.10%		17.13%	(2.27)%	19.17%	45.41%
Net assets end of period/year (000’s)	$236,075		$234,000		$193,359	$187,862	$206,764	$199,996
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.74	%(D)	0.78%		0.84%	0.82%	0.84%	0.84%
Before (waiver/reimbursement) recapture	0.74	%(D)	0.78%		0.84%	0.82%	0.83%	0.85%
Net investment income (loss) to average net assets	0.58	%(D)	0.86%		1.26%	0.82%	0.79%	0.91%
Portfolio turnover rate	107	%(C)	153	%(E)	32%	27%	27%	73%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Torray Concentrated Growth VP

(formerly, Transamerica BNP Paribas Large Cap Growth VP)

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Service Class
	June 30, 2014 (unaudited)		December 31, 2013		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$23.40		$17.76		$15.30	$15.79	$13.36	$9.27
Investment operations
Net investment income (loss) (A)	0.04		0.13		0.17	0.09	0.07	0.07
Net realized and unrealized gain (loss)	1.09		5.67		2.40	(0.49)	2.43	4.10
Total investment operations	1.13		5.80		2.57	(0.40)	2.50	4.17
Distributions
Net investment income	—		(0.16)		(0.11)	(0.09)	(0.07)	(0.08)
Total distributions	—		(0.16)		(0.11)	(0.09)	(0.07)	(0.08)
Net asset value
End of period/year	$24.53		$23.40		$17.76	$15.30	$15.79	$13.36
Total return (B)	4.83	%(C)	32.81%		16.83%	(2.53)%	18.87%	45.09%
Net assets end of period/year (000’s)	$46,756		$43,649		$27,827	$18,801	$16,733	$12,453
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.99	%(D)	1.03%		1.09%	1.07%	1.09%	1.09%
Before (waiver/reimbursement) recapture	0.99	%(D)	1.03%		1.09%	1.07%	1.08%	1.10%
Net investment income (loss) to average net assets	0.33	%(D)	0.62%		1.01%	0.58%	0.54%	0.65%
Portfolio turnover rate	107	%(C)	153	%(E)	32%	27%	27%	73%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Torray Concentrated Growth VP

(formerly, Transamerica BNP Paribas Large Cap Growth VP)

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Effective May 1, 2014, Transamerica BNP Paribas Large Cap Growth VP changed its name to Transamerica Torray Concentrated Growth VP (the “Portfolio”). The Portfolio is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Torray Concentrated Growth VP

(formerly, Transamerica BNP Paribas Large Cap Growth VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Torray Concentrated Growth VP

(formerly, Transamerica BNP Paribas Large Cap Growth VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2014, if any, are listed in the Schedule of Investments.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2014 of $5,427 are included in Net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Torray Concentrated Growth VP

(formerly, Transamerica BNP Paribas Large Cap Growth VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities for which significant unobservable inputs (Level 3), GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to the total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Torray Concentrated Growth VP

(formerly, Transamerica BNP Paribas Large Cap Growth VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolio’s Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

Effective May 1, 2014
First $650 million	0.650%
Over $650 million up to $1.15 billion	0.630%
Over $1.15 billion	0.575%
Prior to May 1, 2014
First $250 million	0.675%
Over $250 million to $1 billion	0.650%
Over $1 billion	0.600%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.84%	May 1, 2015

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Torray Concentrated Growth VP

(formerly, Transamerica BNP Paribas Large Cap Growth VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$293,548,507
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	304,784,138
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Torray Concentrated Growth VP

(formerly, Transamerica BNP Paribas Large Cap Growth VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Torray Concentrated Growth VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Torray Concentrated Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement are reasonable and that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and TAM’s management oversight process.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Portfolio’s sub-adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 5- and 10-year periods and in line with the median for the past 1- and 3-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was above its primary benchmark for the past 5- and 10-year periods and below its primary benchmark for the past 1- and 3-year periods. The Board noted that it had approved changes to the Portfolio’s investment objective, policies and strategies together with the replacement of the Portfolio’s sub-adviser during the past year and that the performance included management by previous sub-advisers in accordance with the prior objectives, policies and strategies.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Torray Concentrated Growth VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Investment Advisory Fee and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Portfolio’s sub-adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM and its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica TS&W International Equity VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio
Transamerica TS&W International Equity VP
Initial Class	$1,000.00	$1,048.40	$4.47	$1,020.40	$4.41	0.88%
Service Class	1,000.00	1,048.00	5.74	1,019.20	5.66	1.13

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	97.7%
Securities Lending Collateral	8.4
Convertible Preferred Stock	1.1
Repurchase Agreement	0.5
Preferred Stock	0.4
Other Assets and Liabilities - Net	(8.1)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 1.1%
Germany - 1.1%
Volkswagen AG, 2.11% (A)	6,400	$ 1,680,844

Total Convertible Preferred Stock (cost $1,738,226)		1,680,844

PREFERRED STOCK - 0.4%
Brazil - 0.4%
Itau Unibanco Holding SA, 3.38% (A)	48,400	700,316

Total Preferred Stock (cost $590,164)		700,316

COMMON STOCKS - 97.7%
Australia - 3.0%
APA Group (B)	210,006	1,364,393
Asciano, Ltd.	324,563	1,723,042
Challenger Financial Services Group, Ltd.	227,377	1,595,174
Belgium - 0.6%
Ageas	25,017	998,042
Canada - 0.9%
Fairfax Financial Holdings, Ltd.	3,088	1,464,980
Denmark - 1.4%
Carlsberg A/S - Class B	20,416	2,199,139
France - 10.5%
Arkema SA	19,393	1,887,518
Bollore SA	600	389,429
Cie Generale des Etablissements Michelin - Class B	13,803	1,649,254
GDF Suez	59,100	1,627,010
Rexel SA	90,100	2,107,227
Sanofi	20,668	2,195,568
Total SA	25,500	1,842,928
Veolia Environnement SA (B)	71,800	1,368,064
Vinci SA	20,032	1,497,668
Vivendi SA (C)	69,530	1,701,357
Germany - 6.9%
adidas AG	9,344	946,427
Allianz SE - Class A	12,241	2,039,887
Bayer AG	8,682	1,226,275
Merck KGaA	22,800	1,979,039
Metro AG (C)	41,500	1,808,770
Siemens AG - Class A	17,507	2,312,132
Talanx AG (C)	12,700	445,187
Hong Kong - 7.0%
Cheung Kong Holdings, Ltd.	138,800	2,460,663
First Pacific Co., Ltd.	1,483,250	1,668,809
Guangdong Investment, Ltd. (B)	1,734,000	1,993,438
HSBC Holdings PLC	178,800	1,813,284
MGM China Holdings, Ltd.	373,459	1,298,607
SJM Holdings, Ltd.	667,900	1,670,095
Ireland - 1.5%
Ryanair Holdings PLC - ADR (C)	25,000	1,395,000
Smurfit Kappa Group PLC - Class B	43,121	986,357
Israel - 0.9%
Israel Corp., Ltd. (C)	2,378	1,354,798
Italy - 3.0%
ENI SpA - Class B	99,496	2,722,073
Pirelli & C. SpA	47,294	758,984
Prysmian SpA	53,885	1,217,448
Japan - 21.4%
Aisin Seiki Co., Ltd.	43,800	1,742,402

	Shares	Value
Japan (continued)
Daito Trust Construction Co., Ltd.	6,700	$ 787,691
Denki Kagaku Kogyo KK	284,000	1,090,529
FUJIFILM Holdings Corp.	80,700	2,250,407
Hitachi, Ltd.	350,000	2,563,546
Japan Airlines Co., Ltd.	34,200	1,890,529
Kintetsu World Express, Inc.	19,800	840,432
Kirin Holdings Co., Ltd. (B)	127,000	1,834,075
Komatsu, Ltd.	49,000	1,137,634
Kuraray Co., Ltd.	129,400	1,640,093
Mitsubishi Corp.	101,400	2,108,976
MS&AD Insurance Group Holdings, Inc.	61,000	1,473,441
Nippon Telegraph & Telephone Corp.	40,700	2,538,301
Nitori Holdings Co., Ltd.	42,200	2,307,764
ORIX Corp.	161,200	2,671,682
Resona Holdings, Inc.	355,300	2,069,266
Sony Corp.	70,800	1,175,515
Sumitomo Mitsui Financial Group, Inc.	44,600	1,868,441
USS Co., Ltd.	68,800	1,174,228
Korea, Republic of - 3.0%
Kangwon Land, Inc.	49,970	1,466,801
Samsung Electronics Co., Ltd.	1,330	1,737,754
SK Telecom Co., Ltd.	6,027	1,408,762
Malaysia - 0.7%
UMW Holdings Bhd	294,400	1,001,198
Netherlands - 5.9%
Akzo Nobel NV	20,700	1,551,862
Delta Lloyd NV	51,117	1,297,699
Heineken Holding NV - Class A	16,143	1,061,353
Koninklijke Ahold NV	63,507	1,192,224
Koninklijke Boskalis Westminster NV	25,924	1,486,823
Koninklijke Philips NV	66,965	2,125,036
Wolters Kluwer NV	12,875	381,155
Singapore - 2.1%
Noble Group, Ltd.	1,771,000	1,945,842
SIA Engineering Co., Ltd.	314,000	1,271,714
Spain - 0.7%
Amadeus IT Holding SA - Class A	27,752	1,144,585
Sweden - 4.3%
Investor AB - Class B	63,678	2,389,277
Saab AB - Class B	12,022	369,393
Svenska Cellulosa AB SCA - Class B	70,130	1,827,365
Telefonaktiebolaget LM Ericsson - Class B	178,612	2,158,619
Switzerland - 5.4%
Galenica AG	800	781,236
GAM Holding AG (C)	89,345	1,702,673
Nestle SA	24,779	1,919,618
Novartis AG	29,780	2,696,588
UBS AG - Class A (C)	72,600	1,331,982
Thailand - 0.5%
Bangkok Bank PCL	123,700	735,606
United Kingdom - 15.5%
Admiral Group PLC	11,500	304,860
Barclays PLC	362,700	1,320,902
BHP Billiton PLC - ADR (B)	26,100	1,702,503
BP PLC - ADR (B)	37,100	1,957,025
British Sky Broadcasting Group PLC	113,458	1,755,315
Friends Life Group, Ltd.	290,674	1,568,490
IG Group Holdings PLC	103,093	1,036,546
Imperial Tobacco Group PLC	26,899	1,210,719
Inchcape PLC	131,287	1,425,624

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
United Kingdom (continued)
Johnson Matthey PLC	17,913	$ 950,345
Kingfisher PLC	261,414	1,606,108
National Grid PLC - Class B	104,918	1,508,276
Rexam PLC	202,569	1,854,720
Royal Bank of Scotland Group PLC (C)	211,800	1,190,366
UBM PLC	67,900	773,338
Unilever PLC	63,293	2,871,553
Vodafone Group PLC	286,944	957,598
United States - 2.5%
Flextronics International, Ltd. (C)	71,200	788,184
Mallinckrodt PLC (B) (C)	15,200	1,216,304
Noble Corp. PLC (B)	56,604	1,899,630

Total Common Stocks (cost $135,925,592)		151,756,589

SECURITIES LENDING COLLATERAL - 8.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (A)	13,116,373	13,116,373

Total Securities Lending Collateral (cost $13,116,373)		13,116,373

Principal	Value
REPURCHASE AGREEMENT - 0.5%

State Street Bank & Trust Co.
0.01% (A), dated 06/30/2014, to be repurchased at $724,684 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/01/2033, and with a value of $743,167.

$ 724,683	$ 724,683

Total Repurchase Agreement (cost $724,683)	724,683

Total Investment Securities (cost $152,095,038) (D)	167,978,805
Other Assets and Liabilities - Net - (8.1)%	(12,636,231)

Net Assets - 100.0%	$ 155,342,574

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Pharmaceuticals	6.0%	$10,095,010
Commercial Banks	5.8	9,698,181
Insurance	5.7	9,592,586
Chemicals	5.1	8,475,145
Diversified Financial Services	4.0	6,689,806
Oil, Gas & Consumable Fuels	3.9	6,522,026
Trading Companies & Distributors	3.7	6,162,045
Electronic Equipment & Instruments	3.3	5,602,137
Beverages	3.0	5,094,567
Specialty Retail	3.0	5,088,100
Food Products	2.9	4,791,171
Media	2.7	4,611,165
Multi-Utilities	2.7	4,503,350
Industrial Conglomerates	2.6	4,437,168
Hotels, Restaurants & Leisure	2.6	4,435,503
Auto Components	2.5	4,150,640
Airlines	2.0	3,285,529
Real Estate Management & Development	1.9	3,248,354
Capital Markets	1.8	3,034,655
Food & Staples Retailing	1.8	3,000,994
Construction & Engineering	1.8	2,984,491
Containers & Packaging	1.7	2,841,077
Automobiles	1.6	2,682,042
Consumer Finance	1.6	2,671,682
Diversified Telecommunication Services	1.5	2,538,301
Wireless Telecommunication Services	1.4	2,366,360
Communications Equipment	1.3	2,158,619
Water Utilities	1.2	1,993,438
Energy Equipment & Services	1.1	1,899,630
Household Products	1.1	1,827,365
Semiconductors & Semiconductor Equipment	1.0	1,737,754
Road & Rail	1.0	1,723,042
Metals & Mining	1.0	1,702,503
Distributors	0.9	1,425,624
Gas Utilities	0.8	1,364,393
Transportation Infrastructure	0.8	1,271,714

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investment Securities	Value
Air Freight & Logistics	0.7%	$1,229,861
Electrical Equipment	0.7	1,217,448
Tobacco	0.7	1,210,719
Household Durables	0.7	1,175,515
IT Services	0.7	1,144,585
Machinery	0.7	1,137,634
Textiles, Apparel & Luxury Goods	0.6	946,427
Aerospace & Defense	0.2	369,393

Investment Securities, at Value	91.8	154,137,749
Short-Term Investments	8.2	13,841,056

Total Investments	100.0%	$167,978,805

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS Investment Securities
Convertible Preferred Stock	$—	$1,680,844	$—	$1,680,844
Preferred Stock	700,316	—	—	700,316
Common Stocks	10,423,626	141,332,963	—	151,756,589
Securities Lending Collateral	13,116,373	—	—	13,116,373
Repurchase Agreement	—	724,683	—	724,683
Total Investment Securities	$24,240,315	$143,738,490	$—	$167,978,805

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at June 30, 2014.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $12,616,848. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing security.
(D)	Aggregate cost for federal income tax purposes is $152,095,038. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $19,376,826 and $3,493,059, respectively. Net unrealized appreciation for tax purposes is $15,883,767.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica TS&W International Equity VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment securities, at value (cost: $151,370,355) (including securities loaned of $12,616,848)	$167,254,122
Repurchase agreement, at value (cost: $724,683)	724,683
Foreign currency, at value (cost: $37,229)	37,254
Receivables:
Shares sold	104,805
Interest	1
Dividends	416,904
Dividend reclaims	127,173
Securities lending income (net)	11,840
Prepaid expenses	1,978

Total assets	168,678,760

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	1,408
Investment securities purchased	68,030
Management and advisory fees	96,891
Distribution and service fees	7,068
Administration fees	3,273
Transfer agent fees	362
Trustees fees	136
Audit and tax fees	18,919
Custody fees	147
Legal fees	2,398
Printing and shareholder reports fees	20,478
Other	703
Collateral for securities on loan	13,116,373

Total liabilities	13,336,186

Net assets	$155,342,574

Net assets consist of:
Capital stock ($0.01 par value)	$110,546
Additional paid-in capital	136,955,735
Undistributed (distributions in excess of) net investment income (loss)	6,305,656
Undistributed (accumulated) net realized gain (loss)	(3,919,212)
Net unrealized appreciation (depreciation) on:
Investment securities	15,883,767
Translation of assets and liabilities denominated in foreign currencies	6,082

Net assets	$155,342,574

Net assets by class:
Initial Class	$121,440,295
Service Class	33,902,279

Shares outstanding:
Initial Class	8,628,911
Service Class	2,425,660

Net asset value and offering price per share:
Initial Class	$14.07
Service Class	13.98

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income (net of withholding taxes on foreign dividends of $318,076)	$4,330,473
Interest income	5
Securities lending income (net)	92,659

Total investment income	4,423,137

Expenses:
Management and advisory	538,664
Distribution and service:
Service Class	36,877
Administration	18,198
Transfer agent	1,107
Trustees	2,546
Audit and tax	12,095
Custody	51,586
Legal	2,974
Printing and shareholder reports	11,437
Other	5,394

Total expenses	680,878

Net investment income (loss)	3,742,259

Net realized gain (loss) on transactions from:
Investment securities	3,255,752
Foreign currency transactions	(8)

Net realized gain (loss)	3,255,744

Net change in unrealized appreciation (depreciation) on:
Investment securities	124,011
Translation of assets and liabilities denominated in foreign currencies	2,289

Net change in unrealized appreciation (depreciation)	126,300

Net realized and change in unrealized gain (loss)	3,382,044

Net increase (decrease) in net assets resulting from operations	$7,124,303

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica TS&W International Equity VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$3,742,259	$2,577,034
Net realized gain (loss)	3,255,744	16,417,722
Net change in unrealized appreciation (depreciation)	126,300	8,933,103
Net increase (decrease) in net assets resulting from operations	7,124,303	27,927,859

Distributions to shareholders:
Net investment income:
Initial Class	—	(2,476,731)
Service Class	—	(469,458)
Total distributions from net investment income	—	(2,946,189)
Total distributions to shareholders	—	(2,946,189)

Capital share transactions:
Proceeds from shares sold:
Initial Class	3,164,047	8,930,307
Service Class	5,192,346	10,644,350
	8,356,393	19,574,657
Dividends and distributions reinvested:
Initial Class	—	2,476,731
Service Class	—	469,458
	—	2,946,189
Cost of shares redeemed:
Initial Class	(4,946,426)	(13,261,328)
Service Class	(825,920)	(4,771,264)
	(5,772,346)	(18,032,592)

Net increase (decrease) in net assets resulting from capital share transactions	2,584,047	4,488,254
Net increase (decrease) in net assets	9,708,350	29,469,924

Net assets:
Beginning of period/year	145,634,224	116,164,300
End of period/year	$155,342,574	$145,634,224
Undistributed (distributions in excess of) net investment income (loss)	$6,305,656	$2,563,397

Share activity:
Shares issued:
Initial Class	235,099	725,767
Service Class	384,641	872,304
	619,740	1,598,071
Shares issued-reinvested from dividends and distributions:
Initial Class	—	205,367
Service Class	—	39,122
	—	244,489
Shares redeemed:
Initial Class	(369,071)	(1,099,882)
Service Class	(61,745)	(399,164)
	(430,816)	(1,499,046)

Net increase (decrease) in shares outstanding:
Initial Class	(133,972)	(168,748)
Service Class	322,896	512,262
	188,924	343,514

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica TS&W International Equity VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$13.42		$11.05		$9.68	$11.47	$10.81	$8.73
Investment operations
Net investment income (loss) (A)	0.35		0.25		0.20	0.17	0.13	0.15
Net realized and unrealized gain (loss)	0.30		2.41		1.40	(1.80)	0.75	2.10
Total investment operations	0.65		2.66		1.60	(1.63)	0.88	2.25
Distributions
Net investment income	—		(0.29)		(0.23)	(0.16)	(0.22)	(0.02)
Return of capital	—		—		—	—	—	(0.15)
Total distributions	—		(0.29)		(0.23)	(0.16)	(0.22)	(0.17)
Net asset value
End of period/year	$14.07		$13.42		$11.05	$9.68	$11.47	$10.81
Total return (B)	4.84	%(C)	24.34%		16.75%	(14.29)%	8.48%	25.88%
Net assets end of period/year (000’s)	$121,441		$117,580		$98,677	$137,627	$117,320	$129,300
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.88	%(D)	1.04%		1.07%	1.07%	1.07%	1.07%
Before (waiver/reimbursement) recapture	0.88	%(D)	1.02%		1.09%	1.07%	1.06%	1.12%
Net investment income (loss) to average net assets	5.19	%(D)	2.06%		1.97%	1.55%	1.25%	1.66%
Portfolio turnover rate	12	%(C)	109	%(E)	35%	46%	21%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica TS&W International Equity VP

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Service Class
June 30, 2014 (unaudited)	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$13.34	$10.99	$9.63	$11.42	$10.77	$8.70
Investment operations
Net investment income (loss) (A)	0.33	0.21	0.16	0.13	0.10	0.12
Net realized and unrealized gain (loss)	0.31	2.41	1.41	(1.79)	0.75	2.10
Total investment operations	0.64	2.62	1.57	(1.66)	0.85	2.22
Distributions
Net investment income	—	(0.27)	(0.21)	(0.13)	(0.20)	—	(B)
Return of capital	—	—	—	—	—	(0.15)
Total distributions	—	(0.27)	(0.21)	(0.13)	(0.20)	(0.15)
Net asset value
End of period/year	$13.98	$13.34	$10.99	$9.63	$11.42	$10.77
Total return (C)	4.80	%(D)	24.07%	16.44%	(14.56)%	8.20%	25.68%
Net assets end of period/year (000’s)	$33,902	$28,054	$17,487	$14,029	$16,401	$13,613
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.13	%(E)	1.29%	1.32%	1.32%	1.32%	1.32%
Before (waiver/reimbursement) recapture	1.13	%(E)	1.27%	1.34%	1.32%	1.31%	1.37%
Net investment income (loss) to average net assets	4.95	%(E)	1.75%	1.51%	1.24%	0.96%	1.30%
Portfolio turnover rate	12	%(D)	109	%(F)	35%	46%	21%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Increase in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.
Note:	Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica TS&W International Equity VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Real estate investment trusts (“REITs”): Dividend income related to a REIT is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2014:

	Market Value	% of Net Assets
Transamerica International Moderate Growth VP	$15,632,513	10.06%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $500 million	0.740%
Over $500 million up to $1 billion	0.720%
Over $1 billion up to $2 billion	0.690%
Over $2 billion	0.660%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
1.07%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 4. (continued)

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$23,274,686
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	18,259,784
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 6. (continued)

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica TS&W International Equity VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica TS&W International Equity VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Thompson, Siegel & Walmsley LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1- and 10-year periods, in line with the median for the past 3-year period and below the median for the past 5-year period. The Board also noted that the performance of the Initial Class of the Portfolio was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods. The Board noted that it had approved changes to the Portfolio’s investment objective, policies and strategies together with replacement of the Sub-Adviser during the past year and that the performance included management by the previous sub-adviser in accordance with the prior objective, policies and strategies.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica TS&W International Equity VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica TS&W International Equity VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Aggressive Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica Vanguard ETF Portfolio - Aggressive Growth VP
Initial Class	$1,000.00	$1,060.30	$1.89	$1,023.00	$1.86	0.37%
Service Class	1,000.00	1,058.70	3.16	1,021.70	3.11	0.62

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Capital Markets	53.8%
Region Fund - European	12.5
Value - Large Cap	9.2
Growth - Large Cap	7.6
Region Fund - Asian Pacific	7.2
Securities Lending Collateral	4.5
Emerging Markets - Equity	4.4
Growth - Small Cap	2.5
Repurchase Agreement	2.5
Other Assets and Liabilities - Net	(4.2)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Aggressive Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.2%
Capital Markets - 53.8%
Vanguard Extended Market ETF	146,005	$ 12,819,239
Vanguard S&P 500 ETF	293,060	52,583,756
Vanguard Total Stock Market ETF	526,113	53,542,520
Emerging Markets - Equity - 4.4%
Vanguard FTSE Emerging Markets ETF (A)	227,260	9,801,724
Growth - Large Cap - 7.6%
Vanguard Growth ETF	170,526	16,865,021
Growth - Small Cap - 2.5%
Vanguard Small-Cap ETF	48,029	5,625,156
Region Fund - Asian Pacific - 7.2%
Vanguard FTSE Pacific ETF	256,904	15,989,705
Region Fund - European - 12.5%
Vanguard FTSE Europe ETF	459,428	27,542,709
Value - Large Cap - 9.2%
Vanguard Value ETF	251,085	20,325,331

Total Investment Companies (cost $181,583,367)		215,095,161

SECURITIES LENDING COLLATERAL - 4.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (B)	9,899,428	9,899,428

Total Securities Lending Collateral (cost $9,899,428)		9,899,428

Principal	Value
REPURCHASE AGREEMENT - 2.5%

State Street Bank & Trust Co.
0.01% (B), dated 06/30/2014, to be repurchased at $5,510,715 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.75%, due 11/15/2028, and with a value of $5,621,243.

$ 5,510,713	$ 5,510,713

Total Repurchase Agreement (cost $5,510,713)	5,510,713

Total Investment Securities (cost $196,993,508) (C)	230,505,302
Other Assets and Liabilities - Net - (4.2)%	(9,221,516)

Net Assets - 100.0%	$ 221,283,786

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Investment Companies	$215,095,161	$—	$—	$215,095,161
Securities Lending Collateral	9,899,428	—	—	9,899,428
Repurchase Agreement	—	5,510,713	—	5,510,713
Total Investment Securities	$224,994,589	$5,510,713	$—	$230,505,302

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $9,703,689. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at June 30, 2014.
(C)	Aggregate cost for federal income tax purposes is $196,993,508. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $33,511,794.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Aggressive Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment companies, at value (cost: $191,482,795) (including securities loaned of $9,703,689)	$224,994,589
Repurchase agreement, at value (cost: $5,510,713)	5,510,713
Cash	382,805
Receivables:
Shares sold	418,786
Interest	3
Securities lending income (net)	3,990
Prepaid expenses	1,999

Total assets	231,312,885

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	7,402
Management and advisory fees	56,153
Distribution and service fees	46,083
Administration fees	4,609
Transfer agent fees	295
Trustees fees	181
Audit and tax fees	6,430
Custody fees	1,725
Legal fees	1,496
Printing and shareholder reports fees	4,722
Other	575
Collateral for securities on loan	9,899,428

Total liabilities	10,029,099

Net assets	$221,283,786

Net assets consist of:
Capital stock ($0.01 par value)	$131,925
Additional paid-in capital	175,690,308
Undistributed (distributions in excess of) net investment income (loss)	3,626,744
Undistributed (accumulated) net realized gain (loss)	8,323,015
Net unrealized appreciation (depreciation) on:
Investment companies	33,511,794

Net assets	$221,283,786

Net assets by class:
Initial Class	$14,425
Service Class	221,269,361

Shares outstanding:
Initial Class	854
Service Class	13,191,635

Net asset value and offering price per share:
Initial Class	$16.89
Service Class	16.77

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income from investment companies	$2,267,935
Interest income	135
Securities lending income (net)	24,939

Total investment income	2,293,009

Expenses:
Management and advisory	288,384
Distribution and service:
Service Class	236,171
Administration	23,619
Transfer agent	1,279
Trustees	3,266
Audit and tax	7,037
Custody	11,347
Legal	2,850
Printing and shareholder reports	3,919
Other	6,012

Total expenses	583,884

Portfolio expenses (waived/reimbursed) recaptured	5,759

Net expenses	589,643

Net investment income (loss)	1,703,366

Net realized gain (loss) on transactions from:
Investment companies	2,148,932

Net realized gain (loss)	2,148,932

Net change in unrealized appreciation (depreciation) on:
Investment companies	8,267,415

Net change in unrealized appreciation (depreciation)	8,267,415

Net realized and change in unrealized gain (loss)	10,416,347

Net increase (decrease) in net assets resulting from operations	$12,119,713

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Aggressive Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$1,703,366	$1,924,406
Net realized gain (loss)	2,148,932	7,006,973
Net change in unrealized appreciation (depreciation)	8,267,415	19,898,992
Net increase (decrease) in net assets resulting from operations	12,119,713	28,830,371

Distributions to shareholders:
Net investment income:
Initial Class	—	(147)
Service Class	—	(1,343,089)
Total distributions from net investment income	—	(1,343,236)
Net realized gains:
Initial Class	—	(93)
Service Class	—	(958,036)
Total distributions from net realized gains	—	(958,129)
Total distributions to shareholders	—	(2,301,365)

Capital share transactions:
Proceeds from shares sold:
Service Class	50,152,309	73,390,911
	50,152,309	73,390,911
Dividends and distributions reinvested:
Initial Class	—	240
Service Class	—	2,301,125
	—	2,301,365
Cost of shares redeemed:
Service Class	(7,043,698)	(21,221,745)
	(7,043,698)	(21,221,745)
Net increase (decrease) in net assets resulting from capital share transactions	43,108,611	54,470,531
Net increase (decrease) in net assets	55,228,324	80,999,537

Net assets:
Beginning of period/year	166,055,462	85,055,925
End of period/year	$221,283,786	$166,055,462
Undistributed (distributions in excess of) net investment income (loss)	$3,626,744	$1,923,378

Share activity:
Shares issued:
Service Class	3,158,358	5,149,444
	3,158,358	5,149,444
Shares issued-reinvested from dividends and distributions:
Initial Class	—	17
Service Class	—	161,596
	—	161,613
Shares redeemed:
Service Class	(450,199)	(1,522,769)
	(450,199)	(1,522,769)

Net increase (decrease) in shares outstanding:
Initial Class	—	17
Service Class	2,708,159	3,788,271
	2,708,159	3,788,288

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Aggressive Growth VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
June 30, 2014 (unaudited)	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	Nov 19 to Dec 31, 2009 (A)
Net asset value
Beginning of period/year	$15.93	$12.76	$11.23	$11.76	$10.26	$10.00
Investment operations
Net investment income (loss) (B) (C)	0.15	0.25	0.10	0.21	0.20	0.10
Net realized and unrealized gain (loss)	0.81	3.21	1.76	(0.65)	1.31	0.16
Total investment operations	0.96	3.46	1.86	(0.44)	1.51	0.26
Distributions
Net investment income	—	(0.18)	(0.14)	(0.09)	(0.01)	—
Net realized gains	—	(0.11)	(0.19)	—	(D)	—	(D)	—
Total distributions	—	(0.29)	(0.33)	(0.09)	(0.01)	—
Net asset value
End of period/year	$16.89	$15.93	$12.76	$11.23	$11.76	$10.26
Total return (E)	6.03	%(F)	27.35%	16.75%	(3.68)%	14.70%	2.60	%(F)
Net assets end of period/year (000’s)	$15	$14	$11	$283	$294	$257
Ratio and supplemental data
Expenses to average net assets (G)
After (waiver/reimbursement) recapture	0.37	%(H)	0.40%	0.40%	0.40%	0.40%	0.40	%(H)
Before (waiver/reimbursement) recapture	0.37	%(H)	0.39%	0.41%	0.44%	0.62%	61.05	%(H)
Net investment income (loss) to average net assets (C)	1.92	%(H)	1.74%	0.80%	1.81%	1.94%	8.52	%(H)
Portfolio turnover rate (I)	7	%(F)	39%	19%	73%	13%	7	%(F)

(A)	Commenced operations on November 19, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies in which the portfolio invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Aggressive Growth VP

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Service Class
June 30, 2014 (unaudited)	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	Nov 19 to Dec 31, 2009 (A)
Net asset value
Beginning of period/year	$15.84	$12.70	$11.18	$11.73	$10.26	$10.00
Investment operations
Net investment income (loss) (B) (C)	0.14	0.23	0.25	0.22	0.34	0.14
Net realized and unrealized gain (loss)	0.79	3.18	1.59	(0.68)	1.14	0.12
Total investment operations	0.93	3.41	1.84	(0.46)	1.48	0.26
Distributions
Net investment income	—	(0.16)	(0.13)	(0.08)	(0.01)	—
Net realized gains	—	(0.11)	(0.19)	(0.01)	—	(D)	—
Total distributions	—	(0.27)	(0.32)	(0.09)	(0.01)	—
Net asset value
End of period/year	$16.77	$15.84	$12.70	$11.18	$11.73	$10.26
Total return (E)	5.87	%(F)	27.07%	16.57%	(3.92)%	14.41%	2.60	%(F)
Net assets end of period/year (000’s)	$221,269	$166,041	$85,045	$46,341	$23,119	$640
Ratio and supplemental data
Expenses to average net assets (G)
After (waiver/reimbursement) recapture	0.62	%(H)	0.65%	0.65%	0.65%	0.65%	0.65	%(H)
Before (waiver/reimbursement) recapture	0.62	%(H)	0.64%	0.66%	0.69%	0.87%	61.30	%(H)
Net investment income (loss) to average net assets (C)	1.80	%(H)	1.60%	2.06%	1.87%	3.16%	12.07	%(H)
Portfolio turnover rate (I)	7	%(F)	39%	19%	73%	13%	7	%(F)

(A)	Commenced operations on November 19, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies in which the portfolio invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Aggressive Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Vanguard ETF Portfolio - Aggressive Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio; from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Aggressive Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to,

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Aggressive Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities for which significant unobservable inputs (Level 3), GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to the total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Aggressive Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management, LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $50 million	0.320%
Over $50 million up to $250 million	0.300%
Over $250 million	0.280%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.40%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, the amount recaptured by TAM was $5,759.

The following amounts are available for recapture by TAM as of June 30, 2014:

Amount Available	Year Reimbursed
$ 5,081	2012
678	2013

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Aggressive Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$52,728,915
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	12,609,198
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Aggressive Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 6. (continued)

ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Aggressive Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Vanguard ETF Portfolio - Aggressive Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the advisers to the underlying ETFs in which the Portfolio invests.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Aggressive Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1- and 3-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its composite benchmark for the past 1- and 3-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward. The Board also noted that it had approved a plan to merge the Portfolio into an existing portfolio of the Transamerica Series Trust later in the year.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Aggressive Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Balanced VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica Vanguard ETF Portfolio - Balanced VP
Initial Class	$1,000.00	$1,044.00	$1.67	$1,023.20	$1.66	0.33%
Service Class	1,000.00	1,042.70	2.94	1,021.90	2.91	0.58

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Capital Markets	82.9%
Region Fund - European	8.1
Securities Lending Collateral	6.6
Region Fund - Asian Pacific	4.6
Emerging Markets - Equity	2.9
Repurchase Agreement	1.2
Other Assets and Liabilities - Net	(6.3)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.5%
Capital Markets - 82.9%
Vanguard Extended Market ETF (A)	1,167,094	$ 102,470,853
Vanguard Intermediate-Term Bond ETF (A)	208,760	17,679,884
Vanguard Long-Term Bond ETF (A)	145,344	13,064,972
Vanguard Mortgage-Backed Securities ETF (A)	405,211	21,326,255
Vanguard S&P 500 ETF (A)	2,357,514	423,008,737
Vanguard Short-Term Bond ETF (A)	462,919	37,190,913
Vanguard Total Bond Market ETF (A)	21,092,140	1,734,195,751
Vanguard Total Stock Market ETF (A)	7,373,523	750,403,436
Emerging Markets - Equity - 2.9%
Vanguard FTSE Emerging Markets ETF (A)	2,515,802	108,506,540
Region Fund - Asian Pacific - 4.6%
Vanguard FTSE Pacific ETF (A)	2,754,973	171,469,520
Region Fund - European - 8.1%
Vanguard FTSE Europe ETF (A)	5,095,791	305,492,670

Total Investment Companies (cost $3,563,995,723)		3,684,809,531

SECURITIES LENDING COLLATERAL - 6.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (B)	244,305,807	244,305,807

Total Securities Lending Collateral (cost $244,305,807)		244,305,807

Principal	Value
REPURCHASE AGREEMENT - 1.2%

State Street Bank & Trust Co. 0.01% (B), dated 06/30/2014, to be repurchased at $46,579,447 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 06/25/2037, and with a value of $47,514,481.

$ 46,579,434	$ 46,579,434

Total Repurchase Agreement (cost $46,579,434)	46,579,434

Total Investment Securities (cost $3,854,880,964) (C)	3,975,694,772
Other Assets and Liabilities - Net - (6.3)%	(235,650,012)

Net Assets - 100.0%	$ 3,740,044,760

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Investment Companies	$3,684,809,531	$—	$—	$3,684,809,531
Securities Lending Collateral	244,305,807	—	—	244,305,807
Repurchase Agreement	—	46,579,434	—	46,579,434
Total Investment Securities	$3,929,115,338	$46,579,434	$—	$3,975,694,772

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $239,329,879. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at June 30, 2014.
(C)	Aggregate cost for federal income tax purposes is $3,854,880,964. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $120,813,808.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment companies, at value (cost: $3,808,301,530) (including securities loaned of $239,329,879)	$3,929,115,338
Repurchase agreement, at value (cost: $46,579,434)	46,579,434
Cash	3,053,174
Receivables:
Shares sold	7,351,514
Interest	13
Securities lending income (net)	54,576
Prepaid expenses	34,611

Total assets	3,986,188,660

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	30,115
Management and advisory fees	869,008
Distribution and service fees	770,657
Administration fees	77,135
Transfer agent fees	5,546
Trustees fees	3,015
Audit and tax fees	7,609
Custody fees	1,265
Legal fees	25,942
Printing and shareholder reports fees	38,450
Other	9,351
Collateral for securities on loan	244,305,807

Total liabilities	246,143,900

Net assets	$3,740,044,760

Net assets consist of:
Capital stock ($0.01 par value)	$3,062,995
Additional paid-in capital	3,349,285,557
Undistributed (distributions in excess of) net investment income (loss)	65,579,531
Undistributed (accumulated) net realized gain (loss)	201,302,869
Net unrealized appreciation (depreciation) on:
Investment companies	120,813,808

Net assets	$3,740,044,760

Net assets by class:
Initial Class	$3,252,979
Service Class	3,736,791,781

Shares outstanding:
Initial Class	263,699
Service Class	306,035,767

Net asset value and offering price per share:
Initial Class	$12.34
Service Class	12.21

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income from investment companies	$38,707,606
Interest income	1,869
Securities lending income (net)	376,807

Total investment income	39,086,282

Expenses:
Management and advisory	4,537,557
Distribution and service:
Service Class	4,020,917
Administration	402,482
Transfer agent	22,388
Trustees	55,276
Audit and tax	27,555
Custody	47,839
Legal	49,627
Printing and shareholder reports	52,561
Other	105,209

Total expenses	9,321,411

Net investment income (loss)	29,764,871

Net realized gain (loss) on transactions from:
Investment companies	104,926,104

Net realized gain (loss)	104,926,104

Net change in unrealized appreciation (depreciation) on:
Investment companies	8,832,944

Net change in unrealized appreciation (depreciation)	8,832,944

Net realized and change in unrealized gain (loss)	113,759,048

Net increase (decrease) in net assets resulting from operations	$143,523,919

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$29,764,871	$35,820,754
Net realized gain (loss)	104,926,104	109,246,903
Net change in unrealized appreciation (depreciation)	8,832,944	76,360,508
Net increase (decrease) in net assets resulting from operations	143,523,919	221,428,165

Distributions to shareholders:
Net investment income:
Initial Class	—	(27,534)
Service Class	—	(24,018,888)
Total distributions from net investment income	—	(24,046,422)
Net realized gains:
Initial Class	—	(30,673)
Service Class	—	(29,762,790)
Total distributions from net realized gains	—	(29,793,463)
Total distributions to shareholders	—	(53,839,885)

Capital share transactions:
Proceeds from shares sold:
Initial Class	750,824	3,335,867
Service Class	712,735,868	1,349,576,144
	713,486,692	1,352,912,011
Dividends and distributions reinvested:
Initial Class	—	58,207
Service Class	—	53,781,678
	—	53,839,885
Cost of shares redeemed:
Initial Class	(454,298)	(4,819,647)
Service Class	(2,166,972)	(75,651,603)
	(2,621,270)	(80,471,250)
Net increase (decrease) in net assets resulting from capital share transactions	710,865,422	1,326,280,646
Net increase (decrease) in net assets	854,389,341	1,493,868,926

Net assets:
Beginning of period/year	2,885,655,419	1,391,786,493
End of period/year	$3,740,044,760	$2,885,655,419
Undistributed (distributions in excess of) net investment income (loss)	$65,579,531	$35,814,660

Share activity:
Shares issued:
Initial Class	63,389	296,783
Service Class	60,042,388	119,111,256
	60,105,777	119,408,039
Shares issued-reinvested from dividends and distributions:
Initial Class	—	5,216
Service Class	—	4,858,327
	—	4,863,543
Shares redeemed:
Initial Class	(38,197)	(422,437)
Service Class	(182,913)	(6,676,372)
	(221,110)	(7,098,809)
Net increase (decrease) in shares outstanding:
Initial Class	25,192	(120,438)
Service Class	59,859,475	117,293,211
	59,884,667	117,172,773

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Balanced VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$11.82		$10.85	$10.37	$10.46	$9.63	$8.28
Investment operations
Net investment income (loss) (A) (B)	0.12		0.20	0.26	0.23	0.34	0.26
Net realized and unrealized gain (loss)	0.40		1.06	0.63	(0.07)	0.71	1.12
Total investment operations	0.52		1.26	0.89	0.16	1.05	1.38
Distributions
Net investment income	—		(0.14)	(0.15)	(0.13)	(0.12)	(0.03)
Net realized gains	—		(0.15)	(0.26)	(0.12)	(0.10)	—
Total distributions	—		(0.29)	(0.41)	(0.25)	(0.22)	(0.03)
Net asset value
End of period/year	$12.34		$11.82	$10.85	$10.37	$10.46	$9.63
Total return (C)	4.40	%(D)	11.76%	8.67%	1.57%	11.07%	16.62%
Net assets end of period/year (000’s)	$3,253		$2,818	$3,894	$718	$1,597	$378
Ratio and supplemental data
Expenses to average net assets (E)
After (waiver/reimbursement) recapture	0.33	%(F)	0.34%	0.34%	0.34%	0.37%	0.37%
Before (waiver/reimbursement) recapture	0.33	%(F)	0.34%	0.34%	0.34%	0.35%	0.38%
Net investment income (loss) to average net assets (B)	2.07	%(F)	1.73%	2.45%	2.11%	3.33%	2.91%
Portfolio turnover rate (G)	65	%(D)	88%	56%	70%	12%	27%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(C)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Balanced VP

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Service Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$11.71		$10.77	$10.31	$10.40	$9.60	$8.26
Investment operations
Net investment income (loss) (A) (B)	0.11		0.20	0.23	0.27	0.25	0.28
Net realized and unrealized gain (loss)	0.39		1.01	0.62	(0.12)	0.76	1.08
Total investment operations	0.50		1.21	0.85	0.15	1.01	1.36
Distributions
Net investment income	—		(0.12)	(0.13)	(0.12)	(0.11)	(0.02)
Net realized gains	—		(0.15)	(0.26)	(0.12)	(0.10)	—
Total distributions	—		(0.27)	(0.39)	(0.24)	(0.21)	(0.02)
Net asset value
End of period/year	$12.21		$11.71	$10.77	$10.31	$10.40	$9.60
Total return (C)	4.27	%(D)	11.43%	8.40%	1.47%	10.69%	16.53%
Net assets end of period/year (000’s)	$3,736,792		$2,882,837	$1,387,892	$815,616	$348,076	$191,443
Ratio and supplemental data
Expenses to average net assets (E)
After (waiver/reimbursement) recapture	0.58	%(F)	0.59%	0.59%	0.59%	0.62%	0.62%
Before (waiver/reimbursement) recapture	0.58	%(F)	0.59%	0.59%	0.59%	0.60%	0.63%
Net investment income (loss) to average net assets (B)	1.85	%(F)	1.75%	2.23%	2.53%	2.55%	3.09%
Portfolio turnover rate (G)	65	%(D)	88%	56%	70%	12%	27%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(C)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Vanguard ETF Portfolio - Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management, LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $50 million	0.320%
Over $50 million up to $250 million	0.300%
Over $250 million	0.280%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.37%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$2,804,987,396
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	2,092,173,281
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 6. (continued)

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Vanguard ETF Portfolio - Balanced VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the advisers to the underlying ETFs in which the Portfolio invests.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Conservative VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)
Transamerica Vanguard ETF Portfolio - Conservative VP
Initial Class	$1,000.00	$1,043.10	$1.77	$1,023.10	$1.76	0.34%
Service Class	1,000.00	1,041.70	2.99	1,021.90	2.96	0.59

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Capital Markets	89.5%
Region Fund - European	5.0
Region Fund - Asian Pacific	2.9
Emerging Markets - Equity	1.8
Securities Lending Collateral	1.8
Repurchase Agreement	0.8
Other Assets and Liabilities - Net	(1.8)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Conservative VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.2%
Capital Markets - 89.5%
Vanguard Extended Market ETF	146,722	$ 12,882,191
Vanguard Intermediate-Term Bond ETF	228,502	19,351,834
Vanguard Long-Term Bond ETF (A)	160,992	14,471,571
Vanguard Mortgage-Backed Securities ETF	402,091	21,162,049
Vanguard S&P 500 ETF	295,130	52,955,176
Vanguard Short-Term Bond ETF	520,773	41,838,903
Vanguard Total Bond Market ETF	3,926,744	322,856,892
Vanguard Total Stock Market ETF	970,396	98,757,201
Emerging Markets - Equity - 1.8%
Vanguard FTSE Emerging Markets ETF (A)	276,777	11,937,392
Region Fund - Asian Pacific - 2.9%
Vanguard FTSE Pacific ETF	302,665	18,837,870
Region Fund - European - 5.0%
Vanguard FTSE Europe ETF	541,203	32,445,120

Total Investment Companies (cost $624,507,104)		647,496,199

SECURITIES LENDING COLLATERAL - 1.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (B)	11,739,931	11,739,931

Total Securities Lending Collateral (cost $11,739,931)		11,739,931

Principal	Value
REPURCHASE AGREEMENT - 0.8%

State Street Bank & Trust Co.
0.01% (B), dated 06/30/2014, to be repurchased at $5,323,911 on 07/01/2014. Collateralized by U.S. Government Agency Obligations, 2.75% - 3.50%, due 11/15/2028 - 08/15/2029, and with a total value of $5,431,081.

$ 5,323,910	$ 5,323,910

Total Repurchase Agreement (cost $5,323,910)	5,323,910

Total Investment Securities (cost $641,570,945) (C)	664,560,040
Other Assets and Liabilities - Net - (1.8)%	(11,887,422)

Net Assets - 100.0%	$ 652,672,618

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS Investment Securities
Investment Companies	$647,496,199	$—	$—	$647,496,199
Securities Lending Collateral	11,739,931	—	—	11,739,931
Repurchase Agreement	—	5,323,910	—	5,323,910
Total Investment Securities	$659,236,130	$5,323,910	$—	$664,560,040

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $11,507,778. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at June 30, 2014.
(C)	Aggregate cost for federal income tax purposes is $641,570,945. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $22,995,381 and $6,286, respectively. Net unrealized appreciation for tax purposes is $22,989,095.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Conservative VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment companies, at value (cost: $636,247,035) (including securities loaned of $11,507,778)	$659,236,130
Repurchase agreement, at value (cost: $5,323,910)	5,323,910
Cash	408,754
Receivables:
Shares sold	26,823
Interest	2
Securities lending income (net)	3,894
Prepaid expenses	8,029

Total assets	665,007,542

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	252,638
Management and advisory fees	158,342
Distribution and service fees	136,825
Administration fees	13,683
Transfer agent fees	1,439
Trustees fees	568
Audit and tax fees	6,944
Custody fees	1,401
Legal fees	7,253
Printing and shareholder reports fees	13,245
Other	2,655
Collateral for securities on loan	11,739,931

Total liabilities	12,334,924

Net assets	$652,672,618

Net assets consist of:
Capital stock ($0.01 par value)	$512,758
Additional paid-in capital	586,160,508
Undistributed (distributions in excess of) net investment income (loss)	13,199,893
Undistributed (accumulated) net realized gain (loss)	29,810,364
Net unrealized appreciation (depreciation) on:
Investment companies	22,989,095

Net assets	$652,672,618

Net assets by class:
Initial Class	$11,727
Service Class	652,660,891

Shares outstanding:
Initial Class	914
Service Class	51,274,891

Net asset value and offering price per share:
Initial Class	$12.83
Service Class	12.73

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income from investment companies	$6,621,318
Interest income	244
Securities lending income (net)	42,847

Total investment income	6,664,409

Expenses:
Management and advisory	869,491
Distribution and service:
Service Class	749,752
Administration	74,977
Transfer agent	4,459
Trustees	10,484
Audit and tax	9,677
Custody	17,359
Legal	10,839
Printing and shareholder reports	15,062
Other	21,386

Total expenses	1,783,486

Net investment income (loss)	4,880,923

Net realized gain (loss) on transactions from:
Investment companies	14,093,021

Net realized gain (loss)	14,093,021

Net change in unrealized appreciation (depreciation) on:
Investment companies	6,058,915

Net change in unrealized appreciation (depreciation)	6,058,915

Net realized and change in unrealized gain (loss)	20,151,936

Net increase (decrease) in net assets resulting from operations	$25,032,859

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Conservative VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$4,880,923	$8,320,464
Net realized gain (loss)	14,093,021	17,971,679
Net change in unrealized appreciation (depreciation)	6,058,915	9,815,205
Net increase (decrease) in net assets resulting from operations	25,032,859	36,107,348

Distributions to shareholders:
Net investment income:
Initial Class	—	(153)
Service Class	—	(6,742,782)
Total distributions from net investment income	—	(6,742,935)
Net realized gains:
Initial Class	—	(154)
Service Class	—	(7,591,316)
Total distributions from net realized gains	—	(7,591,470)
Total distributions to shareholders	—	(14,334,405)

Capital share transactions:
Proceeds from shares sold:
Initial Class	200	—
Service Class	63,566,649	204,721,699
	63,566,849	204,721,699
Dividends and distributions reinvested:
Initial Class	—	307
Service Class	—	14,334,098
	—	14,334,405
Cost of shares redeemed:
Initial Class	(200)	—
Service Class	(9,835,745)	(73,523,001)
	(9,835,945)	(73,523,001)

Net increase (decrease) in net assets resulting from capital share transactions	53,730,904	145,533,103
Net increase (decrease) in net assets	78,763,763	167,306,046

Net assets:
Beginning of period/year	573,908,855	406,602,809
End of period/year	$652,672,618	573,908,855
Undistributed (distributions in excess of) net investment income (loss)	$13,199,893	$8,318,970

Share activity:
Shares issued:
Initial Class	16	—
Service Class	5,116,279	17,083,360
	5,116,295	17,083,360
Shares issued-reinvested from dividends and distributions:
Initial Class	—	26
Service Class	—	1,228,286
	—	1,228,312
Shares redeemed:
Initial Class	(16)	—
Service Class	(792,759)	(6,129,397)
	(792,775)	(6,129,397)

Net increase (decrease) in shares outstanding:
Initial Class	—	26
Service Class	4,323,520	12,182,249
	4,323,520	12,182,275

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Conservative VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010		December 31, 2009 (A)
Net asset value
Beginning of period/year	$12.30		$11.76	$11.24	$10.97	$10.00		$10.00
Investment operations
Net investment income (loss) (B) (C)	0.11		0.23	0.21	0.27	0.27		0.07
Net realized and unrealized gain (loss)	0.42		0.65	0.55	0.11	0.70		(0.07)
Total investment operations	0.53		0.88	0.76	0.38	0.97		—
Distributions
Net investment income	—		(0.17)	(0.13)	(0.08)	—	(D)	—
Net realized gains	—		(0.17)	(0.11)	(0.03)	—		—
Total distributions	—		(0.34)	(0.24)	(0.11)	—	(D)	—
Net asset value
End of period/year	$12.83		$12.30	$11.76	$11.24	$10.97		$10.00
Total return (E)	4.31	%(F)	7.67%	6.78%	3.49%	9.72%		—	%(F)
Net assets end of period/year (000’s)	$12		$11	$11	$284	$275		$250
Ratio and supplemental data
Expenses to average net assets (G)
After (waiver/reimbursement) recapture	0.34	%(H)	0.35%	0.37%	0.37%	0.37%		0.37	%(H)
Before (waiver/reimbursement) recapture	0.34	%(H)	0.35%	0.36%	0.37%	0.45%		27.72	%(H)
Net investment income (loss) to average net assets (C)	1.85	%(H)	1.88%	1.83%	2.44%	2.60%		5.92	%(H)
Portfolio turnover rate (I)	33	%(F)	86%	47%	47%	13%		1	%(F)

(A)	Commenced operations on November 19, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies in which the portfolio invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Conservative VP

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Service Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010		December 31, 2009 (A)
Net asset value
Beginning of period/year	$12.22		$11.69	$11.18	$10.94	$10.00		$10.00
Investment operations
Net investment income (loss) (B) (C)	0.10		0.20	0.25	0.27	0.33		0.10
Net realized and unrealized gain (loss)	0.41		0.65	0.49	0.07	0.61		(0.10)
Total investment operations	0.51		0.85	0.74	0.34	0.94		—
Distributions
Net investment income	—		(0.15)	(0.12)	(0.07)	—	(D)	—
Net realized gains	—		(0.17)	(0.11)	(0.03)	—		—
Total distributions	—		(0.32)	(0.23)	(0.10)	—	(D)	—
Net asset value
End of period/year	$12.73		$12.22	$11.69	$11.18	$10.94		$10.00
Total return (E)	4.17	%(F)	7.47%	6.62%	3.17%	9.42%		—	%(F)
Net assets end of period/year (000’s)	$652,661		$573,898	$406,592	$226,876	$84,673		$1,755
Ratio and supplemental data
Expenses to average net assets (G)
After (waiver/reimbursement) recapture	0.59	%(H)	0.60%	0.62%	0.62%	0.62%		0.62	%(H)
Before (waiver/reimbursement) recapture	0.59	%(H)	0.60%	0.61%	0.62%	0.70%		27.97	%(H)
Net investment income (loss) to average net assets (C)	1.63	%(H)	1.66%	2.14%	2.42%	3.14%		8.60	%(H)
Portfolio turnover rate (I)	33	%(F)	86%	47%	47%	13%		1	%(F)

(A)	Commenced operations on November 19, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies in which the portfolio invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Conservative VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Effective May 1, 2013, Transamerica Index 35 VP changed its name to Transamerica Vanguard ETF Portfolio – Conservative VP (the “Portfolio”). The Portfolio is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management, LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $50 million	0.320%
Over $50 million up to $250 million	0.300%
Over $250 million	0.280%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.37%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$256,805,813
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	199,307,966
U.S. Government	—

There were no transactions in U.S. Government securities during the period ended June 30, 2014.

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 6. (continued)

December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Conservative VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Vanguard ETF Portfolio - Conservative VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the advisers to the underlying ETFs in which the Portfolio invests.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Conservative VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 1- and 3-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its composite benchmark for the past 1- and 3-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Conservative VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica Vanguard ETF Portfolio - Growth VP
Initial Class	$1,000.00	$1,044.00	$1.67	$1,023.20	$1.66	0.33%
Service Class	1,000.00	1,042.60	2.94	1,021.90	2.91	0.58

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Capital Markets	77.8%
Region Fund - European	11.0
Securities Lending Collateral	9.4
Region Fund - Asian Pacific	6.1
Emerging Markets - Equity	3.9
Repurchase Agreement	1.0
Other Assets and Liabilities - Net	(9.2)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.8%
Capital Markets - 77.8%
Vanguard Extended Market ETF	1,510,186	$ 132,594,331
Vanguard Intermediate-Term Bond ETF (A)	88,735	7,514,967
Vanguard Long-Term Bond ETF (A)	61,779	5,553,314
Vanguard Mortgage-Backed Securities ETF	172,238	9,064,886
Vanguard S&P 500 ETF (A)	3,050,557	547,361,443
Vanguard Short-Term Bond ETF (A)	196,767	15,808,261
Vanguard Total Bond Market ETF	9,080,109	746,566,562
Vanguard Total Stock Market ETF (A)	6,184,065	629,352,295
Emerging Markets - Equity - 3.9%
Vanguard FTSE Emerging Markets ETF (A)	2,426,754	104,665,900
Region Fund - Asian Pacific - 6.1%
Vanguard FTSE Pacific ETF (A)	2,657,460	165,400,310
Region Fund - European - 11.0%
Vanguard FTSE Europe ETF (A)	4,915,424	294,679,669

Total Investment Companies (cost $2,571,951,145)		2,658,561,938

SECURITIES LENDING COLLATERAL - 9.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (B)	252,443,776	252,443,776

Total Securities Lending Collateral (cost $252,443,776)		252,443,776

Principal	Value
REPURCHASE AGREEMENT - 1.0%

State Street Bank & Trust Co.
0.01% (B), dated 06/30/2014, to be repurchased at $26,969,049 on 07/01/2014. Collateralized by U.S. Government Agency Obligations, 2.25% - 3.00%, due 03/01/2033 - 07/25/2037, and with a total value of $27,509,409.

$ 26,969,042	$ 26,969,042

Total Repurchase Agreement (cost $26,969,042)	26,969,042

Total Investment Securities (cost $2,851,363,963) (C)	2,937,974,756
Other Assets and Liabilities - Net - (9.2)%	(247,921,665)

Net Assets - 100.0%	$ 2,690,053,091

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Investment Companies	$2,658,561,938	$—	$—	$2,658,561,938
Securities Lending Collateral	252,443,776	—	—	252,443,776
Repurchase Agreement	—	26,969,042	—	26,969,042
Total Investment Securities	$2,911,005,714	$26,969,042	$—	$2,937,974,756

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $247,290,098. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at June 30, 2014.
(C)	Aggregate cost for federal income tax purposes is $2,851,363,963. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $86,610,793.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment companies, at value (cost: $2,824,394,921) (including securities loaned of $247,290,098)	$2,911,005,714
Repurchase agreement, at value (cost: $26,969,042)	26,969,042
Cash	2,372,626
Receivables:
Shares sold	3,644,941
Interest	7
Securities lending income (net)	55,409
Prepaid expenses	27,430

Total assets	2,944,075,169

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	228,124
Management and advisory fees	631,508
Distribution and service fees	556,731
Administration fees	55,930
Transfer agent fees	4,584
Trustees fees	2,201
Audit and tax fees	7,659
Custody fees	509
Legal fees	21,805
Printing and shareholder reports fees	60,940
Other	8,311
Collateral for securities on loan	252,443,776

Total liabilities	254,022,078

Net assets	$2,690,053,091

Net assets consist of:
Capital stock ($0.01 par value)	$2,341,057
Additional paid-in capital	2,262,434,274
Undistributed (distributions in excess of) net investment income (loss)	49,834,246
Undistributed (accumulated) net realized gain (loss)	288,832,721
Net unrealized appreciation (depreciation) on:
Investment companies	86,610,793

Net assets	$2,690,053,091

Net assets by class:
Initial Class	$12,172,863
Service Class	2,677,880,228

Shares outstanding:
Initial Class	1,046,647
Service Class	233,059,097

Net asset value and offering price per share:
Initial Class	$11.63
Service Class	11.49

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income from investment companies	$28,823,312
Interest income	1,183
Securities lending income (net)	367,408

Total investment income	29,191,903

Expenses:
Management and advisory	3,392,029
Distribution and service:
Service Class	2,988,256
Administration	300,203
Transfer agent	17,184
Trustees	41,370
Audit and tax	22,441
Custody	38,531
Legal	38,957
Printing and shareholder reports	31,056
Other	108,083

Total expenses	6,978,110

Net investment income (loss)	22,213,793

Net realized gain (loss) on transactions from:
Investment companies	152,053,675

Net realized gain (loss)	152,053,675

Net change in unrealized appreciation (depreciation) on:
Investment companies	(66,987,849)

Net change in unrealized appreciation (depreciation)	(66,987,849)

Net realized and change in unrealized gain (loss)	85,065,826

Net increase (decrease) in net assets resulting from operations	$107,279,619

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$22,213,793	$27,632,170
Net realized gain (loss)	152,053,675	150,780,340
Net change in unrealized appreciation (depreciation)	(66,987,849)	99,819,020
Net increase (decrease) in net assets resulting from operations	107,279,619	278,231,530

Distributions to shareholders:
Net investment income:
Initial Class	—	(107,781)
Service Class	—	(21,160,066)
Total distributions from net investment income	—	(21,267,847)
Net realized gains:
Initial Class	—	(155,769)
Service Class	—	(34,175,371)
Total distributions from net realized gains	—	(34,331,140)
Total distributions to shareholders	—	(55,598,987)

Capital share transactions:
Proceeds from shares sold:
Initial Class	2,911,669	3,747,311
Service Class	363,446,289	715,220,475
	366,357,958	718,967,786
Issued from fund acquisition:
Initial Class	—	1,799,406
Service Class	—	152,270,461
	—	154,069,867
Dividends and distributions reinvested:
Initial Class	—	263,550
Service Class	—	55,335,437
	—	55,598,987
Cost of shares redeemed:
Initial Class	(754,022)	(1,409,028)
Service Class	(9,281,244)	(68,311,422)
	(10,035,266)	(69,720,450)
Net increase (decrease) in net assets resulting from capital share transactions	356,322,692	858,916,190
Net increase (decrease) in net assets	463,602,311	1,081,548,733

Net assets:
Beginning of period/year	2,226,450,780	1,144,902,047
End of period/year	$2,690,053,091	$2,226,450,780
Undistributed (distributions in excess of) net investment income (loss)	$49,834,246	$27,620,453

Share activity:
Shares issued:
Initial Class	259,383	358,761
Service Class	32,726,637	68,517,154
	32,986,020	68,875,915
Shares issued on fund acquisition:
Initial Class	—	171,960
Service Class	—	14,702,746
	—	14,874,706
Shares issued-reinvested from dividends and distributions:
Initial Class	—	25,587
Service Class	—	5,425,043
	—	5,450,630
Shares redeemed:
Initial Class	(66,271)	(133,608)
Service Class	(825,426)	(6,607,191)
	(891,697)	(6,740,799)
Net increase (decrease) in shares outstanding:
Initial Class	193,112	422,700
Service Class	31,901,211	82,037,752
	32,094,323	82,460,452

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Growth VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
June 30, 2014 (unaudited)	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$11.14	$9.67	$9.60	$9.96	$9.01	$7.31
Investment operations
Net investment income (loss) (A) (B)	0.12	0.20	0.22	0.20	0.28	0.16
Net realized and unrealized gain (loss)	0.37	1.62	0.87	(0.29)	0.87	1.57
Total investment operations	0.49	1.82	1.09	(0.09)	1.15	1.73
Distributions
Net investment income	—	(0.14)	(0.18)	(0.16)	(0.11)	(0.03)
Net realized gains	—	(0.21)	(0.84)	(0.11)	(0.09)	—	(C)
Total distributions	—	(0.35)	(1.02)	(0.27)	(0.20)	(0.03)
Net asset value
End of period/year	$11.63	$11.14	$9.67	$9.60	$9.96	$9.01
Total return (D)	4.40	%(E)	19.09%	11.79%	(0.86)%	13.15%	23.68%
Net assets end of period/year (000’s)	$12,173	$9,510	$4,165	$2,017	$2,686	$1,016
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	0.33	%(G)	0.34%	0.34%	0.34%	0.34%	0.37%
Before (waiver/reimbursement) recapture	0.33	%(G)	0.34%	0.34%	0.34%	0.34%	0.35%
Net investment income (loss) to average net assets	2.12	%(G)	1.92%	2.24%	1.94%	2.99%	2.17%
Portfolio turnover rate (H)	126	%(E)	98%	76%	79%	7%	24%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Growth VP

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Service Class
June 30, 2014 (unaudited)	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$11.02	$9.58	$9.52	$9.89	$8.95	$7.29
Investment operations
Net investment income (loss) (A) (B)	0.10	0.18	0.21	0.20	0.20	0.23
Net realized and unrealized gain (loss)	0.37	1.60	0.85	(0.32)	0.93	1.46
Total investment operations	0.47	1.78	1.06	(0.12)	1.13	1.69
Distributions
Net investment income	—	(0.13)	(0.16)	(0.15)	(0.10)	(0.03)
Net realized gains	—	(0.21)	(0.84)	(0.10)	(0.09)	—	(C)
Total distributions	—	(0.34)	(1.00)	(0.25)	(0.19)	(0.03)
Net asset value
End of period/year	$11.49	$11.02	$9.58	$9.52	$9.89	$8.95
Total return (D)	4.26	%(E)	18.78%	11.55%	(1.13)%	13.00%	23.18%
Net assets end of period/year (000’s)	$2,677,880	$2,216,941	$1,140,737	$849,926	$705,936	$431,394
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	0.58	%(G)	0.59%	0.59%	0.59%	0.59%	0.62%
Before (waiver/reimbursement) recapture	0.58	%(G)	0.59%	0.59%	0.59%	0.59%	0.60%
Net investment income (loss) to average net assets	1.85	%(G)	1.69%	2.13%	2.02%	2.25%	2.75%
Portfolio turnover rate (H)	126	%(E)	98%	76%	79%	7%	24%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Vanguard ETF Portfolio - Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio; from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management, LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $50 million	0.320%
Over $50 million up to $250 million	0.300%
Over $250 million	0.280%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.37%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there are no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$3,404,152,795
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	3,036,441,651
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 6. (continued)

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Vanguard ETF Portfolio - Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the advisers to the underlying ETFs in which the Portfolio invests.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 1-year period and below the median for the past 3- and 5-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Vanguard ETF Portfolio - Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Balanced Allocation VP

(formerly, Transamerica ING Balanced Allocation VP)

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica Voya Balanced Allocation VP
Service Class	$1,000.00	$1,029.90	$3.62	$1,021.20	$3.61	0.72%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Balanced Allocation VP

(formerly, Transamerica ING Balanced Allocation VP)

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
U.S. Equity	37.0%
Global/International Equity	25.5
Fixed Income	24.7
Tactical and Specialty	5.4
Repurchase Agreement	3.0
Inflation-Protected Securities	2.8
Alternative Investments	1.6
Other Assets and Liabilities - Net	(0.0)*
Total	100.0%

*	Percentage rounds to less than 0.1%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Balanced Allocation VP

(formerly, Transamerica ING Balanced Allocation VP)

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.0%
Alternative Investments - 1.6%
Transamerica MLP & Energy Income (A)	13,821	$ 168,344
Fixed Income - 24.7%
Transamerica Aegon U.S. Government Securities VP (B)	7,677	97,427
Transamerica Core Bond (A)	27,373	278,382
Transamerica Global Bond (A)	27,609	286,306
Transamerica High Yield Bond (A)	25,305	251,786
Transamerica Money Market (A)	50,128	50,128
Transamerica PIMCO Total Return VP (B)	11,285	132,825
Transamerica Short-Term Bond (A)	98,600	1,010,651
Transamerica Voya Intermediate Bond VP (B) (C)	6,326	63,828
Transamerica Voya Limited Maturity Bond VP (B) (C)	38,062	383,281
Global/International Equity - 25.5%
Transamerica Clarion Global Real Estate Securities VP (B)	11,988	156,323
Transamerica Developing Markets Equity (A)	56,463	711,436
Transamerica Income & Growth (A)	91,889	1,040,181
Transamerica International Small Cap (A)	53,668	585,523
Transamerica Value (A)	4,852	148,138
Inflation-Protected Securities - 2.8%
Transamerica Inflation Opportunities (A)	28,001	285,049
Tactical and Specialty - 5.4%
Transamerica Bond (A)	50,793	554,149
U.S. Equity - 37.0%
Transamerica Capital Growth (A)	26,278	425,177
Transamerica Dividend Focused (A)	70,790	928,054
Transamerica Growth Opportunities (A)	11,955	142,264
Transamerica JPMorgan Mid Cap Value VP (B)	26,721	607,629

	Shares	Value
U.S. Equity (continued)
Transamerica Large Cap Value (A)	44,511	$ 589,764
Transamerica Small Cap Growth (A)	16,002	207,221
Transamerica Small Cap Value (A)	22,928	308,381
Transamerica Systematic Small/Mid Cap Value VP (B)	7,990	199,664
Transamerica Voya Large Cap Growth VP (B) (C)	7,781	97,344
Transamerica Voya Mid Cap Opportunities VP (B) (C)	26,892	325,389

Total Investment Companies (cost $9,683,570)		10,034,644

	Principal	Value
REPURCHASE AGREEMENT - 3.0%
State Street Bank & Trust Co. 0.01% (D), dated 06/30/2014, to be repurchased at $309,899 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $318,664.	$ 309,899	309,899

Total Repurchase Agreement (cost $309,899)		309,899

Total Investment Securities (cost $9,993,469) (E)		10,344,543
Other Assets and Liabilities - Net - (0.0)%		(4,520)

Net Assets - 100.0%		$ 10,340,023

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Investment Companies	$10,034,644	$—	$—	$10,034,644
Repurchase Agreement	—	309,899	—	309,899
Total Investment Securities	$10,034,644	$309,899	$—	$10,344,543

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of the Transamerica Series Trust.
(C)	Non-income producing security.
(D)	Rate shown reflects the yield at June 30, 2014.
(E)	Aggregate cost for federal income tax purposes is $9,993,469. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $361,202 and $10,128, respectively. Net unrealized appreciation for tax purposes is $351,074.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Balanced Allocation VP

(formerly, Transamerica ING Balanced Allocation VP)

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Affiliated investment companies, at value (cost: $9,683,570)	$10,034,644
Repurchase agreement, at value (cost: $309,899)	309,899
Receivables:
Shares sold	8,854
Dividends	338
Prepaid expenses	44

Total assets	10,353,779

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	2
Management and advisory fees	858
Distribution and service fees	2,146
Administration fees	215
Transfer agent fees	6
Trustees fees	8
Audit and tax fees	6,741
Custody fees	1,679
Legal fees	6
Printing and shareholder reports fees	2,062
Other	33

Total liabilities	13,756

Net assets	$10,340,023

Net assets consist of:
Capital stock ($0.01 par value)	$9,378
Additional paid-in capital	9,701,874
Undistributed (distributions in excess of) net investment income (loss)	135,173
Undistributed (accumulated) net realized gain (loss)	142,524
Net unrealized appreciation (depreciation) on:
Affiliated investment companies	351,074

Net assets	$10,340,023

Shares outstanding	937,789

Net asset value and offering price per share	$11.03

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income from affiliated investment companies	$72,559
Interest income	26

Total investment income	72,585

Expenses:
Management and advisory	4,424
Distribution and service	11,059
Administration	1,106
Transfer agent	56
Trustees	143
Audit and tax	6,617
Custody	5,152
Legal	98
Printing and shareholder reports	1,054
Other	272

Total expenses	29,981

Expenses (waived/reimbursed) recaptured	1,818

Net expenses	31,799

Net investment income (loss)	40,786

Net realized gain (loss) on transactions from:
Affiliated investment companies	39,778
Distributions from affiliated investment companies	16,450

Net realized gain (loss)	56,228

Net change in unrealized appreciation (depreciation) on:
Affiliated investment companies	199,923

Net change in unrealized appreciation (depreciation)	199,923

Net realized and change in unrealized gain (loss)	256,151

Net increase (decrease) in net assets resulting from operations	$296,937

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Balanced Allocation VP

(formerly, Transamerica ING Balanced Allocation VP)

STATEMENT OF CHANGES IN NET ASSETS

For the periods ended:

	June 30, 2014 (unaudited)	December 31, 2013 (A)
From operations:
Net investment income (loss)	$40,786	$94,274
Net realized gain (loss)	56,228	85,923
Net change in unrealized appreciation (depreciation)	199,923	151,151
Net increase (decrease) in net assets resulting from operations	296,937	331,348

Capital share transactions:
Proceeds from shares sold	2,910,225	7,107,894
Cost of shares redeemed	(62,537)	(243,844)
Net increase (decrease) in net assets resulting from capital share transactions	2,847,688	6,864,050
Net increase (decrease) in net assets	3,144,625	7,195,398

Net assets:
Beginning of period	7,195,398	—
End of period	$10,340,023	$7,195,398
Undistributed (distributions in excess of) net investment income (loss)	$135,173	$94,387

Share activity:
Shares issued	271,787	696,107
Shares redeemed	(5,827)	(24,278)
Net increase (decrease) in shares outstanding	265,960	671,829

(A)	Commenced operations on May 1, 2013.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Balanced Allocation VP

(formerly, Transamerica ING Balanced Allocation VP)

FINANCIAL HIGHLIGHTS

For the periods ended:

For a share outstanding throughout each period
	June 30, 2014 (unaudited)		December 31, 2013 (A)
Net asset value
Beginning of period	$10.71		$10.00
Investment operations
Net investment income (loss) (B) (C)	0.05		0.30
Net realized and unrealized gain (loss)	0.27		0.41
Total investment operations	0.32		0.71
Net asset value
End of period	$11.03		$10.71
Total return (D)	2.99	%(E)	7.10	%(E)
Net assets end of period (000’s)	$10,340		$7,195
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	0.72	%(G)	1.40	%(G)
Before (waiver/reimbursement) recapture	0.68	%(G)	1.48	%(G)
Net investment income (loss) to average net assets (C)	0.92	%(G)	4.33	%(G)
Portfolio turnover rate (H)	82	%(E)	20	%(E)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(D)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies in which the portfolio invests.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Balanced Allocation VP

(formerly, Transamerica ING Balanced Allocation VP)

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Effective May 1, 2014, Transamerica ING Balanced Allocation VP changed its name to Transamerica Voya Balanced Allocation VP (the “Portfolio”). The Portfolio is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers one class of shares: Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio; from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Balanced Allocation VP

(formerly, Transamerica ING Balanced Allocation VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Balanced Allocation VP

(formerly, Transamerica ING Balanced Allocation VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management, LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Balanced Allocation VP

(formerly, Transamerica ING Balanced Allocation VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

Effective May 1, 2014
First $10 billion	0.100%
Over $10 billion	0.090%

Prior to May 1, 2014
0.100% of ANA

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
1.15%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, the amount recaptured by TAM was $1,818. There were no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% of Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of affiliated investments purchased and proceeds from affiliated investments sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of affiliated investments:	$9,666,088
Proceeds from maturities and sales of affiliated investments:	7,047,014

There were no transactions in U.S. Government securities during the period ended June 30, 2014.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Balanced Allocation VP

(formerly, Transamerica ING Balanced Allocation VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Balanced Allocation VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Voya Balanced Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement are reasonable and that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and TAM’s management oversight process.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Portfolio’s sub-adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the performance of the Portfolio since its recent inception in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2013.

The Board noted that the performance of the Service Class of the Portfolio was in line with the median for its peer universe since inception. The Board also noted that the performance of the Service Class of the Portfolio was above its composite benchmark since inception. The Trustees also noted that they had recently approved a sub-advisory agreement with a new sub-adviser, but that the portfolio management team had remained the same.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Balanced Allocation VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Investment Advisory Fee and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Portfolio’s sub-adviser for sub-advisory services and the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Service Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM and its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Balanced Allocation VP

RESULTS OF CONTRACT HOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of contract holders and to provide final results. Accordingly, at the special meeting of contract holders held on April 11, 2014, the Board of Trustees of the Portfolio solicited a vote by the contract holders for the following item:

Proxy II - Proposal XI: The approval of a new sub-advisory agreement with Aegon USA Investment Management, LLC, an affiliate of TAM.

Record Date - February 7, 2014	Shares Voted	% of Voted	% of Total
For	575,658.219	73.754	73.747
Against	0.000	0.000	0.000
Abstain	204,856.483	26.246	26.244
Broker Non-Vote	0.000	0.000	0.000
Total	780,514.702	100.000	99.990

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Conservative Allocation VP

(formerly, Transamerica ING Conservative Allocation VP)

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica Voya Conservative Allocation VP
Service Class	$1,000.00	$1,022.30	$7.17	$1,017.70	$7.15	1.43%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Fixed Income	41.9%
U.S. Equity	24.6
Global/International Equity	21.7
Tactical and Specialty	5.2
Repurchase Agreement	3.1
Inflation-Protected Securities	2.9
Alternative Investments	1.1
Other Assets and Liabilities - Net	(0.5)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Conservative Allocation VP

(formerly, Transamerica ING Conservative Allocation VP)

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.4%
Alternative Investments - 1.1%
Transamerica MLP & Energy Income (A)	1,504	$ 18,319
Fixed Income - 41.9%
Transamerica Aegon U.S. Government Securities VP (B)	2,076	26,339
Transamerica Core Bond (A)	5,974	60,760
Transamerica Global Bond (A)	4,387	45,492
Transamerica High Yield Bond (A)	6,642	66,092
Transamerica Money Market (A)	3,660	3,660
Transamerica PIMCO Total Return VP (B)	2,697	31,740
Transamerica Short-Term Bond (A)	25,383	260,177
Transamerica Voya Intermediate Bond VP (B) (C)	4,827	48,706
Transamerica Voya Limited Maturity Bond VP (B) (C)	11,747	118,295
Global/International Equity - 21.7%
Transamerica Clarion Global Real Estate Securities VP (B)	1,250	16,300
Transamerica Developing Markets Equity (A)	5,595	70,496
Transamerica Income & Growth (A)	13,698	155,062
Transamerica International Equity (A)	810	15,522
Transamerica International Small Cap (A)	4,947	53,970
Transamerica International Small Cap Value (A)	2,387	31,148
Inflation-Protected Securities - 2.9%
Transamerica Inflation Opportunities (A)	4,449	45,292
Tactical and Specialty - 5.2%
Transamerica Bond (A)	7,515	81,990
U.S. Equity - 24.6%
Transamerica Dividend Focused (A)	8,623	113,051
Transamerica Growth Opportunities (A)	1,304	15,512

	Shares	Value
U.S. Equity (continued)
Transamerica JPMorgan Mid Cap Value VP (B)	4,155	$ 94,487
Transamerica Large Cap Value (A)	4,156	55,062
Transamerica Small Cap Value (A)	4,724	63,535
Transamerica Voya Large Cap Growth VP (B) (C)	1,247	15,596
Transamerica Voya Mid Cap Opportunities VP (B) (C)	2,603	31,499

Total Investment Companies (cost $1,493,490)		1,538,102

	Principal	Value
REPURCHASE AGREEMENT - 3.1%
State Street Bank & Trust Co. 0.01% (D), dated 06/30/2014, to be repurchased at $48,352 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $52,318.	$ 48,352	48,352

Total Repurchase Agreement (cost $48,352)		48,352

Total Investment Securities (cost $1,541,842) (E)		1,586,454
Other Assets and Liabilities - Net - (0.5)%		(8,666)

Net Assets - 100.0%		$ 1,577,788

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Investment Companies	$1,538,102	$—	$—	$1,538,102
Repurchase Agreement	—	48,352	—	48,352
Total Investment Securities	$1,538,102	$48,352	$—	$1,586,454

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of the Transamerica Series Trust.
(C)	Non-income producing security.
(D)	Rate shown reflects the yield at June 30, 2014.
(E)	Aggregate cost for federal income tax purposes is $1,541,842. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $45,736 and $1,124, respectively. Net unrealized appreciation for tax purposes is $44,612.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Conservative Allocation VP

(formerly, Transamerica ING Conservative Allocation VP)

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investments in affiliated investment companies, at value (cost: $1,493,490)	$1,538,102
Repurchase agreement, at value (cost: $48,352)	48,352
Receivables:
Due from adviser	287
Dividends	87
Prepaid expenses	8

Total assets	1,586,836

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	149
Distribution and service fees	329
Administration fees	33
Transfer agent fees	1
Trustees fees	2
Audit and tax fees	6,751
Custody fees	793
Legal fees	3
Printing and shareholder reports fees	982
Other	5

Total liabilities	9,048

Net assets	$1,577,788

Net assets consist of:
Capital stock ($0.01 par value)	$1,498
Additional paid-in capital	1,504,102
Undistributed (distributions in excess of) net investment income (loss)	15,623
Undistributed (accumulated) net realized gain (loss)	11,953
Net unrealized appreciation (depreciation) on:
Affiliated investment companies	44,612

Net assets	$1,577,788

Shares outstanding	149,847

Net asset value and offering price per share	$10.53

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income from affiliated investment companies	$11,657
Interest income	5

Total investment income	11,662

Expenses:
Management and advisory	681
Distribution and service	1,702
Administration	170
Transfer agent	9
Trustees	22
Audit and tax	6,562
Custody	4,620
Legal	16
Printing and shareholder reports	613
Other	40

Total expenses	14,435

Expenses (waived/reimbursed) recaptured	(4,703)

Net expenses	9,732

Net investment income (loss)	1,930

Net realized gain (loss) on transactions from:
Affiliated investment companies	1,006
Distributions from affiliated investment companies	3,602

Net realized gain (loss)	4,608

Net change in unrealized appreciation (depreciation) on:
Affiliated investment companies	27,847

Net change in unrealized appreciation (depreciation)	27,847

Net realized and change in unrealized gain (loss)	32,455

Net increase (decrease) in net assets resulting from operations	$34,385

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Conservative Allocation VP

(formerly, Transamerica ING Conservative Allocation VP)

STATEMENT OF CHANGES IN NET ASSETS

For the periods ended:

	June 30, 2014 (unaudited)	December 31, 2013 (A)
From operations:
Net investment income (loss)	$1,930	$13,713
Net realized gain (loss)	4,608	7,172
Net change in unrealized appreciation (depreciation)	27,847	16,765
Net increase (decrease) in net assets resulting from operations	34,385	37,650

Capital share transactions:
Proceeds from shares sold	439,239	1,085,565
Cost of shares redeemed	(13,286)	(5,765)

Net increase (decrease) in net assets resulting from capital share transactions	425,953	1,079,800
Net increase (decrease) in net assets	460,338	1,117,450

Net assets:
Beginning of period	1,117,450	—
End of period	$1,577,788	$1,117,450
Undistributed (distributions in excess of) net investment income (loss)	$15,623	$13,693

Share activity:
Shares issued	42,593	109,115
Shares redeemed	(1,288)	(573)
Net increase (decrease) in shares outstanding	41,305	108,542

(A)	Commenced operations on May 1, 2013.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Conservative Allocation VP

(formerly, Transamerica ING Conservative Allocation VP)

FINANCIAL HIGHLIGHTS

For the periods ended:

For a share outstanding throughout each period	June 30, 2014 (unaudited)		December 31, 2013(A)
Net asset value
Beginning of period	$10.30		$10.00
Investment operations
Net investment income (loss) (B) (C)	0.01		0.24
Net realized and unrealized gain (loss)	0.22		0.06
Total investment operations	0.23		0.30
Net asset value
End of period	$10.53		$10.30
Total return (D)	2.23	%(E)	3.00	%(E)
Net assets end of period (000’s)	$1,578		$1,117
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	1.43	%(G)	1.43	%(G)
Before (waiver/reimbursement) recapture	2.12	%(G)	5.81	%(G)
Net investment income (loss) to average net assets (C)	0.28	%(G)	3.60	%(G)
Portfolio turnover rate (H)	80	%(E)	37	%(E)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(D)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies in which the portfolio invests.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Conservative Allocation VP

(formerly, Transamerica ING Conservative Allocation VP)

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Effective May 1, 2014, Transamerica ING Conservative Allocation VP changed its name to Transamerica Voya Conservative Allocation VP (the “Portfolio”). The Portfolio is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers one class of shares: Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Conservative Allocation VP

(formerly, Transamerica ING Conservative Allocation VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Conservative Allocation VP

(formerly, Transamerica ING Conservative Allocation VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management, LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Conservative Allocation VP

(formerly, Transamerica ING Conservative Allocation VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

At the commencement of operations, TAM invested in the Portfolio. As of June 30, 2014, TAM had investments in the Portfolio as follows:

	Market Value	% of Net Assets
Service Class	$131,625	8.34%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

Effective May 1, 2014
First $10 billion	0.100%
Over $10 billion	0.090%

Prior to May 1, 2014
0.100% of ANA

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
1.18%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, the amount waived/reimbursed by TAM was $4,703.

The following amounts are available for recapture by TAM as of June 30, 2014:

Amount Available	Year Reimbursed
$ 16,675	2013
4,703	2014

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% of Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Conservative Allocation VP

(formerly, Transamerica ING Conservative Allocation VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of affiliated investments purchased and proceeds from affiliated investments sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of affiliated investments:	$1,454,327
Proceeds from maturities and sales of affiliated investments:	1,049,057

There were no transactions in U.S. Government Securities during the period ended June 30, 2014.

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Conservative Allocation VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Voya Conservative Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement are reasonable and that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and TAM’s management oversight process.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Portfolio’s sub-adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the performance of the Portfolio since its recent inception in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2013.

The Board noted that the performance of the Service Class of the Portfolio was below the median for its peer universe since inception. The Board also noted that the performance of the Service Class of the Portfolio was below its composite benchmark since inception. The Trustees also noted that they had recently approved a sub-advisory agreement with a new sub-adviser, but that the portfolio management team had remained the same.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory Fee and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Conservative Allocation VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Portfolio’s sub-adviser for sub-advisory services and the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Portfolio’s contractual investment advisory fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Service Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM and its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Conservative Allocation VP

RESULTS OF CONTRACT HOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of contract holders and to provide final results. Accordingly, at the special meeting of contract holders held on April 11, 2014 the Board of Trustees of the Portfolio solicited a vote by the contract holders for the following item:

Proxy II - Proposal IX: The approval of a new sub-advisory agreement with Aegon USA Investment Management, LLC, an affiliate of TAM.

Record Date - February 7, 2014	Shares Voted	% of Voted	% of Total
For	87,516.174	70.383	70.381
Against	0.000	0.000	0.000
Abstain	36,826.247	29.617	29.616
Broker Non-Vote	0.000	0.000	0.000
Total	124,342.421	100.000	99.997

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio
Transamerica Voya Intermediate Bond VP
Initial Class	$1,000.00	$1,044.50	$3.80	$1,021.10	$3.76	0.75%
Service Class	1,000.00	1,042.50	5.06	1,019.80	5.01	1.00

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
U.S. Government Agency Obligations	35.0%
U.S. Government Obligations	34.5
Corporate Debt Securities	25.9
Repurchase Agreement	14.8
Securities Lending Collateral	12.6
Mortgage-Backed Securities	10.8
Asset-Backed Securities	9.1
Foreign Government Obligations	1.0
Purchased Swaptions	0.5
Other Assets and Liabilities - Net ^	(44.2)
Total	100.0%

^	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 34.5%
United States - 34.5%
U.S. Treasury Bond 3.63%, 02/15/2044	$ 1,926,000	$ 2,032,531
U.S. Treasury Note
0.50%, 06/30/2016	842,000	842,723
0.88%, 06/15/2017	6,734,000	6,736,633
1.38%, 09/30/2018	78,000	77,902
1.50%, 05/31/2019	45,000	44,775
1.63%, 06/30/2019	3,188,000	3,188,000
2.13%, 06/30/2021	3,935,000	3,924,549
2.50%, 05/15/2024	678,000	677,047

Total U.S. Government Obligations (cost $17,469,498)		17,524,160

U.S. GOVERNMENT AGENCY OBLIGATIONS - 35.0%
United States - 35.0%
Fannie Mae
2.75%, 05/25/2024 (A)	60,000	59,746
4.50%, 03/01/2044	142,427	154,469
4.55%, 01/25/2024 (A)	48,000	54,657
Fannie Mae, TBA
3.00%	1,253,000	1,234,695
3.50%	2,972,000	3,058,178
4.00%	2,207,000	2,342,179
4.50%	3,524,000	3,816,383
Freddie Mac 5.50%, 11/01/2038	554,298	623,356
Freddie Mac, TBA
3.00%	1,646,000	1,678,273
3.50%	721,000	739,067
4.00%	2,192,000	2,322,150
Ginnie Mae
4.75%, 05/20/2039	70,000	76,036
5.00%, 11/15/2039	727,327	799,749
Ginnie Mae, TBA 3.50%	809,000	842,687

Total U.S. Government Agency Obligations (cost $17,694,110)		17,801,625

FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
Mexico - 0.1%
Mexico Government International Bond 4.00%, 10/02/2023 (B)	26,000	27,326
Panama - 0.2%
Republic of Panama 5.20%, 01/30/2020	100,000	111,600
Russian Federation - 0.2%
Russian Federation 7.50%, 03/31/2030 - Reg S (C)	87,680	101,546
Ukraine - 0.4%
Ukraine Government AID Bonds 1.84%, 05/16/2019	216,000	215,756
Uruguay - 0.1%
Uruguay Government International Bond
4.50%, 08/14/2024 (B)	13,000	13,793
8.00%, 11/18/2022	13,272	17,353

Total Foreign Government Obligations (cost $479,622)		487,374

	Principal	Value
MORTGAGE-BACKED SECURITIES - 10.8%
United States - 10.8%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2003-2, Class H
5.57%, 03/11/2041 - 144A (A)	$ 44,000	$ 44,017
Series 2004-2, Class H
6.23%, 11/10/2038 - 144A (A)	60,000	62,767
Series 2005-6, Class F
5.35%, 09/10/2047 (A)	100,000	100,550
Banc of America Mortgage Trust Series 2005-J, Class 2A4 2.76%, 11/25/2035 (A)	35,561	32,729
Bear Stearns Commercial Mortgage Securities Trust
Series 2004-PWR6, Class F
5.70%, 11/11/2041 - 144A (A)	80,000	88,391
Series 2005-T20, Class E
5.29%, 10/12/2042 (A)	100,000	98,803
CD Commercial Mortgage Trust
Series 2005-CD1, Class B
5.40%, 07/15/2044 (A)	50,000	52,050
Series 2007-CD5, Class B
6.32%, 11/15/2044 (A)	60,000	63,621
Chase Mortgage Finance Trust Series 2006-A1, Class 2A3 2.64%, 09/25/2036 (A)	121,246	108,030
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class G
5.92%, 04/15/2040 - 144A (A)	102,088	102,237
Series 2004-C1, Class H
5.92%, 04/15/2040 - 144A (A)	60,000	61,290
Citigroup Mortgage Loan Trust Series 2006-AR9, Class 2A 5.57%, 11/25/2036 (A)	256,692	222,294
COMM Mortgage Trust
Series 2005-C6, Class D
5.49%, 06/10/2044 (A)	90,000	90,328
Series 2007-C9, Class B
5.99%, 12/10/2049 (A)	40,000	41,710
Series 2007-C9, Class E
5.99%, 12/10/2049 (A)	60,000	60,274
COMM Mortgage Trust, IO
Series 2013-CR12, Class XA
1.60%, 10/10/2046 (A)	905,238	81,658
Series 2013-LC13, Class XA
1.63%, 08/10/2046 (A)	1,227,823	96,558
Series 2014-LC15, Class XA
1.60%, 04/10/2047 (A)	688,274	60,881
Commercial Mortgage Trust Series 2007-GG11, Class AJ 6.26%, 12/10/2049 (A)	25,000	26,098
Credit Suisse Commercial Mortgage Trust Series 2008-C1, Class AJ 6.18%, 02/15/2041 - 144A (A)	85,000	88,723
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-C4, Class J
5.32%, 08/15/2036 - 144A (A)	4,189	4,197

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities Corp. (continued)
Series 2004-C2, Class E
5.74%, 05/15/2036 (A)	$ 200,000	$ 225,172
Series 2005-C2, Class AMFX
4.88%, 04/15/2037	150,000	152,086
CSMC Trust Series 2010-RR6, Class B 5.77%, 04/12/2049 - 144A (A)	30,000	30,374
First Horizon Alternative Mortgage Securities Series 2006-FA8, Class 1A7 6.00%, 02/25/2037	208,152	168,356
FREMF Mortgage Trust Series 2010-K7, Class B 5.62%, 04/25/2020 - 144A (A)	80,000	90,393
FREMF Mortgage Trust, IO Series 2012-K17, Class X2A 0.10%, 12/25/2044 - 144A	6,950,306	40,708
GE Capital Commercial Mortgage Corp. Series 2005-C2, Class J 5.47%, 05/10/2043 - 144A (A)	40,000	28,972
GMAC Commercial Mortgage Securities, Inc. Trust Series 2003-C1, Class L 5.00%, 05/10/2036 - 144A (A)	34,604	34,846
GRACE Mortgage Trust Series 2014-GRCE, Class F 3.59%, 06/10/2028 - 144A (A)	100,000	95,258
GS Mortgage Securities Trust Series 2006-GG6, Class C 5.78%, 04/10/2038 (A)	30,000	29,988
GS Mortgage Securities Trust, IO
Series 2012-GCJ7, Class XA
2.76%, 05/10/2045 (A)	970,599	119,019
Series 2013-GC16, Class XA
1.74%, 11/10/2046 (A)	994,939	84,392
HomeBanc Mortgage Trust Series 2004-1, Class 2A 1.01%, 08/25/2029 (A)	10,391	9,931
JPMBB Commercial Mortgage Securities Trust, IO Series 2013-C14, Class XA 1.18%, 08/15/2046 (A)	1,431,865	68,426
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2003-PM1A, Class F
6.16%, 08/12/2040 - 144A (A)	60,000	62,143
Series 2004-CB9, Class B
5.77%, 06/12/2041 (A)	88,307	88,273
Series 2004-CB9, Class E
5.79%, 06/12/2041 (A)	40,000	35,828
Series 2005-LDP1, Class AJFL
0.35%, 03/15/2046 (A)	60,000	59,787
Series 2005-LDP4, Class B
5.13%, 10/15/2042 (A)	50,000	46,636
JPMorgan Chase Commercial Mortgage Securities Trust, IO
Series 2012-CBX, Class XA
2.16%, 06/15/2045 (A)	976,794	91,603

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, IO (continued)
Series 2013-C13, Class XA
0.79%, 01/15/2046 (A)	$ 1,780,618	$ 46,659
JPMorgan Chase Securities Corp. Commercial Mortgage Pass-Through Trust Series 2004-C2, Class H 5.75%, 05/15/2041 - 144A (A)	20,000	19,372
LB Commercial Mortgage Trust Series 2007-C3, Class AJ 6.09%, 07/15/2044 (A)	50,000	52,482
LB-UBS Commercial Mortgage Trust
Series 2002-C4, Class K
5.91%, 10/15/2035 - 144A (A)	39,190	39,262
Series 2004-C7, Class H
5.50%, 10/15/2036 - 144A (A)	115,000	118,719
Series 2005-C7, Class AJ
5.32%, 11/15/2040 (A)	80,000	83,800
Series 2006-C4, Class B
6.05%, 06/15/2038 (A)	100,000	105,163
Series 2006-C6, Class JR11
6.10%, 09/15/2039 - 144A (A) (D)	98,128	104,675
LB-UBS Commercial Mortgage Trust, IO
Series 2004-C1, Class XST
1.00%, 01/15/2036 - 144A (A)	797,980	16,207
Series 2006-C7, Class XW
0.85%, 11/15/2038 - 144A (A)	6,657,756	90,759
Morgan Stanley Bank of America Merrill Lynch Trust, IO
Series 2012-C5, Class XA
2.03%, 08/15/2045 - 144A (A)	546,335	49,106
Series 2012-C6, Class XA
2.31%, 11/15/2045 - 144A (A)	683,711	70,979
Series 2013-C7, Class XA
1.87%, 02/15/2046 (A)	1,251,757	119,048
Series 2013-C8, Class XA
1.63%, 12/15/2048 (A)	1,020,582	68,086
Morgan Stanley Capital I Trust
Series 2004-HQ4, Class G
5.52%, 04/14/2040 - 144A (A)	130,000	130,045
Series 2005-HQ6, Class F
5.27%, 08/13/2042 (A)	100,000	97,784
Series 2005-HQ6, Class G
5.38%, 08/13/2042 - 144A (A)	50,000	46,916
Series 2006-HQ10, Class AJ
5.39%, 11/12/2041 (A)	80,000	83,142
Series 2008-T29, Class D
6.45%, 01/11/2043 - 144A (A)	100,000	103,928
Series 2008-T29, Class E
6.45%, 01/11/2043 - 144A (A)	50,000	50,388
Series 2011-C1, Class D
5.42%, 09/15/2047 - 144A (A)	200,000	215,710
Morgan Stanley Dean Witter Capital I Trust Series 2002-IQ3, Class G 6.86%, 09/15/2037 - 144A (A)	40,000	39,885
Morgan Stanley Mortgage Loan Trust Series 2006-3AR, Class 2A1 2.81%, 03/25/2036 (A)	60,345	51,329

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Re-REMIC Trust Series 2010-C30A, Class A3B 5.25%, 12/17/2043 - 144A (A)	$ 66,970	$ 67,127
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class AJ
6.14%, 02/15/2051 (A)	56,000	58,929
Series 2007-C33, Class B
6.14%, 02/15/2051 (A)	110,000	111,690
WaMu Mortgage Pass-Through Certificates Series 2007-HY7, Class 2A2 2.20%, 07/25/2037 (A)	176,522	149,711
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR6, Class 3A1 2.61%, 03/25/2036 (A)	115,055	112,212
WFRBS Commercial Mortgage Trust, IO Series 2012-C8, Class XA 2.38%, 08/15/2045 - 144A (A)	420,006	46,786

Total Mortgage-Backed Securities (cost $5,429,559)		5,499,296

ASSET-BACKED SECURITIES - 9.1%
Cayman Islands - 6.9%
Ares VIR CLO, Ltd. Series 2006-6RA, Class D 2.13%, 03/12/2018 - 144A (A)	250,000	249,158
ARES XII CLO, Ltd. Series 2007-12A, Class C 2.23%, 11/25/2020 - 144A (A)	250,000	251,824
Carlyle Arnage CLO, Ltd. Series 2007-1A, Class A2L 1.73%, 08/27/2021 - 144A (A)	200,000	202,294
Castle Garden Funding
Series 2005-1A, Class B1
0.98%, 10/27/2020 - 144A (A)	100,000	99,280
Series 2005-1A, Class C1
1.98%, 10/27/2020 - 144A (A)	175,000	173,384
CIFC Funding, Ltd. Series 2006-1A, Class B1L 1.83%, 10/20/2020 - 144A (A)	200,000	193,193
ColumbusNova CLO, Ltd. Series 2006-2A, Class C 0.97%, 04/04/2018 - 144A (A)	250,000	243,882
Diamond Lake CLO, Ltd. Series 2006-1A, Class B1L 1.83%, 12/01/2019 - 144A (A)	250,000	240,328
Dryden VIII Leveraged Loan CDO Series 2005-8A, Class D 1.98%, 05/22/2017 - 144A (A)	500,000	497,500
Gulf Stream - Compass CLO, Ltd. Series 2007-1A, Class C 2.23%, 10/28/2019 - 144A (A)	250,000	250,861
Gulf Stream - Sextant CLO, Ltd.
Series 2006-1A, Class A2
0.48%, 08/21/2020 - 144A (A)	95,725	95,263
Series 2006-1A, Class D
1.83%, 08/21/2020 - 144A (A)	200,000	194,861
Kingsland III, Ltd. Series 2006-3A, Class B 0.88%, 08/24/2021 - 144A (A)	250,000	239,891

	Principal	Value
Cayman Islands (continued)
Madison Park Funding I, Ltd. Series 2005-1A, Class D 2.12%, 05/10/2019 - 144A (A)	$ 100,000	$ 100,024
MSIM Peconic Bay, Ltd. Series 2007-1A, Class C 2.23%, 07/20/2019 - 144A (A)	250,000	251,346
WhiteHorse III, Ltd. Series 2006-1A, Class A3L 0.98%, 05/01/2018 - 144A (A)	200,000	199,319
Ireland - 0.2%
Trade MAPS 1, Ltd. Series 2013-1A, Class C 2.40%, 12/10/2018 - 144A (A)	100,000	101,125
United States - 2.0%
AmeriCredit Automobile Receivables Trust
Series 2011-3, Class E
5.76%, 12/10/2018 - 144A	30,000	31,486
Series 2012-5, Class E
3.29%, 05/08/2020 - 144A	113,000	115,251
Series 2013-4, Class D
3.31%, 10/08/2019	50,000	51,821
Series 2013-5, Class D
2.86%, 12/08/2019	60,000	61,127
Capital Auto Receivables Asset Trust Series 2014-1, Class B 2.22%, 01/22/2019	40,000	40,492
CarMax Auto Owner Trust Series 2013-4, Class C 1.95%, 09/16/2019	40,000	40,238
Chase Issuance Trust Series 2007-C1, Class C1 0.61%, 04/15/2019 (A)	50,000	49,618
FBR Securitization Trust Series 2005-3, Class AV24 0.83%, 10/25/2035 (A)	136,583	117,391
Invitation Homes Trust
Series 2013-SFR1, Class E
2.90%, 12/17/2030 - 144A (A)	30,000	29,851
Series 2014-SFR1, Class C
2.25%, 06/17/2031 - 144A (A)	50,000	50,402
MMCA Automobile Trust Series 2014-A, Class C 2.26%, 10/15/2020 - 144A	20,000	20,114
Santander Drive Auto Receivables Trust
Series 2012-5, Class D
3.30%, 09/17/2018	40,000	41,593
Series 2013-1, Class D
2.27%, 01/15/2019 (B)	100,000	101,317
Series 2013-4, Class D
3.92%, 01/15/2020	30,000	31,751
Series 2013-A, Class D
3.78%, 10/15/2019 - 144A	100,000	105,283
Series 2013-A, Class E
4.71%, 01/15/2021 - 144A	70,000	74,181
Series 2014-1, Class B
1.59%, 10/15/2018	80,000	80,404

Total Asset-Backed Securities (cost $4,590,663)		4,625,853

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 25.9%
Australia - 0.3%
BHP Billiton Finance USA, Ltd. 5.00%, 09/30/2043 (B)	$ 46,000	$ 50,839
FMG Resources August 2006 Pty, Ltd. 6.88%, 04/01/2022 - 144A (B)	70,000	75,075
Bermuda - 0.3%
Weatherford International, Ltd. 5.95%, 04/15/2042 (B)	135,000	153,102
Canada - 0.8%
Cenovus Energy, Inc. 3.80%, 09/15/2023 (B)	100,000	103,086
Enbridge, Inc.
3.50%, 06/10/2024	27,000	26,896
4.00%, 10/01/2023	67,000	69,699
4.50%, 06/10/2044	15,000	14,805
Glencore Finance Canada, Ltd. 4.25%, 10/25/2022 - 144A	137,000	138,756
Thomson Reuters Corp. 4.30%, 11/23/2023	45,000	47,174
Cayman Islands - 0.3%
Transocean, Inc.
2.50%, 10/15/2017	98,000	100,077
3.80%, 10/15/2022 (B)	49,000	48,496
France - 0.8%
BPCE SA 5.15%, 07/21/2024 - 144A (B)	200,000	211,141
Societe Generale SA 7.88%, 12/18/2023 - 144A (A) (B) (E)	200,000	213,250
Italy - 0.4%
Intesa Sanpaolo SpA 2.38%, 01/13/2017 (B)	200,000	203,020
Luxembourg - 0.3%
Actavis Funding SCS
3.85%, 06/15/2024 - 144A (B)	63,000	63,684
4.85%, 06/15/2044 - 144A	92,000	92,869
Mexico - 0.2%
Petroleos Mexicanos
3.50%, 07/18/2018 (B)	10,000	10,510
4.88%, 01/18/2024 - 144A (B)	11,000	11,797
5.50%, 06/27/2044 (B)	50,000	52,050
Netherlands - 0.3%
LYB International Finance BV 4.00%, 07/15/2023 (B)	56,000	58,790
Petrobras Global Finance BV 4.38%, 05/20/2023 (B)	100,000	96,305
Switzerland - 1.0%
Credit Suisse AG 6.50%, 08/08/2023 - 144A	200,000	222,000
UBS AG 7.63%, 08/17/2022	250,000	301,018
United Kingdom - 1.8%
Anglo American Capital PLC 2.63%, 09/27/2017 - 144A (B)	200,000	205,060
AXIS Specialty Finance PLC 2.65%, 04/01/2019	49,000	49,423
BP Capital Markets PLC 2.75%, 05/10/2023	53,000	50,911

	Principal	Value
United Kingdom (continued)
HBOS PLC, Series MTN 6.75%, 05/21/2018 - 144A (B)	$ 100,000	$ 115,203
HSBC Holdings PLC 4.25%, 03/14/2024 (B)	200,000	205,825
Rio Tinto Finance USA PLC 2.25%, 12/14/2018 (B)	56,000	57,084
Royal Bank of Scotland Group PLC
5.13%, 05/28/2024	100,000	101,540
6.00%, 12/19/2023	49,000	52,979
6.10%, 06/10/2023 (B)	46,000	50,351
Vodafone Group PLC 2.95%, 02/19/2023 (B)	49,000	47,376
United States - 19.2%
21st Century Fox America, Inc. 3.00%, 09/15/2022 (B)	73,000	71,869
Air Lease Corp. 3.88%, 04/01/2021 (B)	35,000	35,700
Altria Group, Inc.
4.00%, 01/31/2024 (B)	43,000	44,184
5.38%, 01/31/2044 (B)	65,000	71,197
American International Group, Inc.
3.38%, 08/15/2020	65,000	67,544
8.18%, 05/15/2068 (A)	54,000	74,385
American International Group, Inc., Series MTN 5.85%, 01/16/2018	42,000	47,946
American Tower Corp.
3.40%, 02/15/2019	106,000	110,892
4.50%, 01/15/2018	44,000	47,942
Amgen, Inc.
3.63%, 05/22/2024 (B)	59,000	59,522
3.88%, 11/15/2021	67,000	70,705
Antero Resources Finance Corp. 5.38%, 11/01/2021	30,000	31,125
Apple, Inc. 4.45%, 05/06/2044 (B)	28,000	28,371
Ashland, Inc. 4.75%, 08/15/2022 (B)	100,000	100,500
AT&T, Inc.
3.90%, 03/11/2024	72,000	74,490
4.80%, 06/15/2044 (B)	45,000	45,939
5.35%, 09/01/2040	66,000	71,790
Bank of America Corp.
4.10%, 07/24/2023 (B)	65,000	67,461
5.13%, 06/17/2019 (A) (B) (E)	93,000	92,652
Bank of America Corp., Series MTN
4.00%, 04/01/2024	53,000	54,088
4.13%, 01/22/2024 (B)	68,000	70,108
5.00%, 01/21/2044	70,000	74,266
CareFusion Corp. 3.88%, 05/15/2024 (B)	39,000	39,403
Case New Holland Industrial, Inc. 7.88%, 12/01/2017 (B)	100,000	116,500
Caterpillar, Inc. 3.40%, 05/15/2024 (B)	33,000	33,376
Celgene Corp. 3.25%, 08/15/2022	76,000	75,832

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
United States (continued)
CF Industries, Inc. 5.38%, 03/15/2044	$ 49,000	$ 52,540
Chrysler Group LLC / CG Co.-Issuer, Inc. 8.25%, 06/15/2021 (B)	200,000	226,000
Citigroup, Inc.
5.50%, 09/13/2025 (B)	67,000	74,736
6.30%, 05/15/2024 (A) (E)	76,000	77,425
6.68%, 09/13/2043 (B)	25,000	31,123
Continental Resources, Inc. 3.80%, 06/01/2024 - 144A (B)	35,000	35,378
COX Communications, Inc. 4.50%, 06/30/2043 - 144A (B)	50,000	47,442
Diamond Offshore Drilling, Inc. 3.45%, 11/01/2023 (B)	77,000	77,202
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 5.15%, 03/15/2042	53,000	55,657
Discover Bank 4.25%, 03/13/2026	43,000	44,663
DISH DBS Corp. 4.63%, 07/15/2017 (B)	100,000	106,125
DreamWorks Animation SKG, Inc. 6.88%, 08/15/2020 - 144A	70,000	75,425
Duke Energy Corp. 3.95%, 10/15/2023	51,000	53,647
Eaton Corp. 2.75%, 11/02/2022	50,000	48,415
eBay, Inc. 4.00%, 07/15/2042	68,000	60,774
El Paso Pipeline Partners Operating Co. LLC 4.30%, 05/01/2024 (B)	55,000	55,393
Enable Midstream Partners, LP
3.90%, 05/15/2024 - 144A	49,000	48,896
5.00%, 05/15/2044 - 144A	42,000	42,326
Energy Transfer Partners, LP
3.60%, 02/01/2023	124,000	122,859
5.15%, 02/01/2043	100,000	102,709
Equity One, Inc. 3.75%, 11/15/2022	78,000	77,301
Express Scripts Holding Co. 3.50%, 06/15/2024 (B)	59,000	58,382
Fidelity National Information Services, Inc. 3.50%, 04/15/2023	99,000	97,406
Fifth Third Bancorp 4.90%, 09/30/2019 (A) (B) (E)	42,000	41,771
FirstEnergy Corp.
2.75%, 03/15/2018 (B)	73,000	73,874
4.25%, 03/15/2023 (B)	74,000	73,698
Five Corners Funding Trust 4.42%, 11/15/2023 - 144A	100,000	105,433
FMC Technologies, Inc. 3.45%, 10/01/2022	51,000	50,507
Ford Motor Co. 4.75%, 01/15/2043 (B)	49,000	49,538
Ford Motor Credit Co. LLC 8.13%, 01/15/2020	100,000	127,679
Freeport-McMoRan Copper & Gold, Inc. 2.38%, 03/15/2018 (B)	74,000	75,103

	Principal	Value
United States (continued)
Gannett Co., Inc. 6.38%, 10/15/2023 - 144A (B)	$ 55,000	$ 58,713
General Electric Capital Corp. 7.13%, 06/15/2022 (A) (B) (E)	100,000	118,020
Genworth Holdings, Inc.
4.80%, 02/15/2024	55,000	58,772
4.90%, 08/15/2023	30,000	32,113
Georgia-Pacific LLC 3.73%, 07/15/2023 - 144A	56,000	57,374
Goldman Sachs Group, Inc.
2.90%, 07/19/2018	48,000	49,453
5.70%, 05/10/2019 (A) (E)	57,000	58,888
6.75%, 10/01/2037	43,000	51,730
Goldman Sachs Group, Inc., Series MTN
3.85%, 07/08/2024	64,000	63,868
4.00%, 03/03/2024 (B)	84,000	85,509
Hartford Financial Services Group, Inc. 6.63%, 03/30/2040	37,000	48,389
HCA, Inc. 7.25%, 09/15/2020	100,000	107,125
Hertz Corp. 5.88%, 10/15/2020 (B)	100,000	104,500
Hewlett-Packard Co.
2.60%, 09/15/2017 (B)	73,000	75,449
3.00%, 09/15/2016	96,000	99,970
Highwoods Realty, LP 3.20%, 06/15/2021	49,000	48,418
HJ Heinz Co. 4.25%, 10/15/2020	100,000	100,625
Humana, Inc. 3.15%, 12/01/2022	49,000	48,088
Huntsman International LLC 4.88%, 11/15/2020 (B)	120,000	124,200
Ingersoll-Rand Global Holding Co., Ltd. 4.25%, 06/15/2023 (B)	78,000	82,056
International Lease Finance Corp. 7.13%, 09/01/2018 - 144A	63,000	73,080
International Paper Co. 4.80%, 06/15/2044 (B)	59,000	59,466
JPMorgan Chase & Co.
3.38%, 05/01/2023 (B)	52,000	51,039
5.00%, 07/01/2019 (A) (B) (E)	40,000	39,852
6.00%, 08/01/2023 (A) (B) (E)	68,000	69,360
6.13%, 04/30/2024 (A) (E)	38,000	38,843
Kimco Realty Corp. 3.13%, 06/01/2023 (B)	53,000	50,992
Kohl’s Corp. 4.75%, 12/15/2023	68,000	72,455
Marathon Petroleum Corp. 6.50%, 03/01/2041	96,000	118,554
McKesson Corp. 3.80%, 03/15/2024 (B)	67,000	68,496
Medtronic, Inc. 3.63%, 03/15/2024	37,000	37,951
Monsanto Co.
4.40%, 07/15/2044 (F)	35,000	35,077
4.70%, 07/15/2064 (F)	26,000	26,100

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
United States (continued)
Morgan Stanley 3.88%, 04/29/2024 (B)	$ 120,000	$ 121,454
Morgan Stanley, Series MTN 5.00%, 11/24/2025 (B)	70,000	74,660
Motorola Solutions, Inc. 3.50%, 03/01/2023	98,000	94,816
Navient Corp., Series MTN
4.63%, 09/25/2017 (B)	47,000	49,526
5.50%, 01/15/2019 (B)	49,000	52,063
NextEra Energy Capital Holdings, Inc.
2.70%, 09/15/2019 (B)	35,000	35,700
3.63%, 06/15/2023 (B)	121,000	122,003
NiSource Finance Corp.
3.85%, 02/15/2023 (B)	47,000	48,198
5.25%, 02/15/2043	47,000	50,625
ONEOK Partners, LP 3.38%, 10/01/2022	50,000	49,674
Oracle Corp.
3.40%, 07/08/2024	46,000	45,937
3.63%, 07/15/2023 (B)	48,000	49,452
Pfizer, Inc. 3.40%, 05/15/2024	82,000	83,265
PPL Capital Funding, Inc. 3.40%, 06/01/2023 (B)	124,000	124,177
Reynolds American, Inc. 4.85%, 09/15/2023 (B)	65,000	69,648
Rowan Cos., Inc. 5.85%, 01/15/2044 (B)	42,000	45,339
Ryland Group, Inc. 6.63%, 05/01/2020 (B)	15,000	16,275
SandRidge Energy, Inc. 7.50%, 03/15/2021 (B)	60,000	65,025
Sirius XM Radio, Inc. 5.88%, 10/01/2020 - 144A	100,000	105,750
St. Jude Medical, Inc.
3.25%, 04/15/2023 (B)	63,000	62,446
4.75%, 04/15/2043 (B)	56,000	57,500
T-Mobile USA, Inc.
6.25%, 04/01/2021 (B)	35,000	37,188
6.63%, 04/01/2023 (B)	85,000	92,225
Thermo Fisher Scientific, Inc. 2.40%, 02/01/2019 (B)	55,000	55,560
Time Warner Cable, Inc. 5.88%, 11/15/2040 (B)	91,000	106,148
Time Warner, Inc.
4.05%, 12/15/2023 (B)	97,000	100,619
5.35%, 12/15/2043	65,000	70,715
6.50%, 11/15/2036 (B)	39,000	47,724
TRW Automotive, Inc. 4.45%, 12/01/2023 - 144A	40,000	41,000
Valeant Pharmaceuticals International 6.38%, 10/15/2020 - 144A (B)	100,000	106,250
Verizon Communications, Inc.
4.15%, 03/15/2024	65,000	67,870
5.05%, 03/15/2034	52,000	55,498
5.15%, 09/15/2023	191,000	213,747
6.55%, 09/15/2043	87,000	109,484

	Principal	Value
United States (continued)
Viacom, Inc.
4.25%, 09/01/2023 (B)	$ 100,000	$ 104,909
4.38%, 03/15/2043	52,000	48,269
WellPoint, Inc. 4.63%, 05/15/2042	92,000	93,668
Wells Fargo & Co.
5.38%, 11/02/2043	68,000	74,803
5.90%, 06/15/2024 (A) (B) (E)	47,000	49,855
Wells Fargo & Co., Series MTN 4.10%, 06/03/2026 (B)	92,000	93,159
Williams Cos., Inc. 4.55%, 06/24/2024 (B)	38,000	38,376
Williams Partners, LP 4.50%, 11/15/2023 (B)	62,000	65,763
WM Wrigley Jr Co.
2.40%, 10/21/2018 - 144A	64,000	65,005
2.90%, 10/21/2019 - 144A	90,000	92,285
3.38%, 10/21/2020 - 144A	42,000	43,485
Yum! Brands, Inc.
3.88%, 11/01/2023	65,000	66,292
5.35%, 11/01/2043	117,000	128,153
Zoetis, Inc.
3.25%, 02/01/2023 (B)	72,000	71,222
4.70%, 02/01/2043	46,000	46,722
Venezuela - 0.2%
Petroleos de Venezuela SA
5.25%, 04/12/2017 - Reg S	30,000	25,335
9.00%, 11/17/2021 - Reg S	27,000	22,947
9.75%, 05/17/2035 - Reg S	29,600	24,243

Total Corporate Debt Securities (cost $12,811,606)		13,143,982

	Notional Amount	Value
PURCHASED SWAPTIONS - 0.5%
Call Options - 0.4%
OTC - If exercised the Series pays floating 3 Month LIBOR, and receives 1.50%, European Style Expires 09/16/2014 Counterparty: JPM	20,400,000	$ 14,651
OTC - If exercised the Series pays floating 3 Month LIBOR, and receives 1.95%, European Style Expires 09/16/2014 Counterparty: JPM	20,400,000	192,987
Put Option - 0.1%
OTC - If exercised the Series receives floating 3 Month LIBOR, and pays 5.01%, European Style Expires 05/29/2015 Counterparty: GSC	10,301,078	38,874

Total Purchased Swaptions (cost $219,492)		246,512

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 12.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (G)	6,405,250	$ 6,405,250

Total Securities Lending Collateral (cost $6,405,250)		6,405,250

	Principal	Value
REPURCHASE AGREEMENT - 14.8%
State Street Bank & Trust Co. 0.01% (G), dated 06/30/2014, to be repurchased at $7,518,138 on 07/01/2014. Collateralized by U.S. Government Agency Obligations, 3.00%, due 07/25/2037, and with a total value of $7,671,727.	$ 7,518,136	7,518,136

Total Repurchase Agreement (cost $7,518,136)		7,518,136

Total Investment Securities (cost $72,617,936) (H)		73,252,188
Other Assets and Liabilities - Net - (44.2)%		(22,457,752)

Net Assets - 100.0%		$ 50,794,436

WRITTEN SWAPTIONS ON INTEREST RATE SWAP AGREEMENTS:
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
OTC - 5-Year	JPM	3-Month USD LIBOR BBA	Receive	1.70%	09/16/2014	$40,800,000	$(87,916)	$(123,478)

OVER THE COUNTER SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION: (I)
Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (J)	Fair Value (K)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Index - Series 19	5.00	06/20/2018	HSBC	$280,000	(27,247)	(18,758)	(8,489)
Emerging Markets Index - Series 19	5.00	06/20/2018	DUB	200,000	(19,462)	(13,349)	(6,113)

					$(46,709)	$(32,107)	$(14,602)

FUTURES CONTRACTS: (L)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Short	(9)	09/19/2014	$(995)
2-Year U.S. Treasury Note	Long	30	09/30/2014	(2,043)
5-Year U.S. Treasury Note	Short	(69)	09/30/2014	9,611
Long U.S. Treasury Bond	Short	(9)	09/19/2014	(3,116)
Ultra Long U.S. Treasury Bond	Short	(1)	09/19/2014	(922)

				$2,535

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	BCLY	24,023	08/22/2014	$33,334	$(432)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities		Value
U.S. Government Agency Obligations	24.3%		$17,801,625
U.S. Government Obligations	23.9		17,524,160
Mortgage-Backed Securities	7.5		5,499,296
Asset-Backed Securities	6.3		4,625,853
Commercial Banks	3.7		2,721,531
Oil, Gas & Consumable Fuels	1.7		1,229,269
Media	1.4		1,046,539
Diversified Telecommunication Services	0.9		638,818
Metals & Mining	0.8		601,917
Electric Utilities	0.8		581,922
Energy Equipment & Services	0.7		530,116
Capital Markets	0.7		505,562
Foreign Government Obligations	0.7		487,374
Insurance	0.7		484,005
Pharmaceuticals	0.6		464,012
Chemicals	0.5		397,207
Health Care Providers & Services	0.5		375,759
Real Estate Investment Trusts	0.5		335,545
Food Products	0.4		301,400
Automobiles	0.4		275,538
Purchased Swaptions	0.3		246,512
Diversified Financial Services	0.3		245,699
Commercial Services & Supplies	0.3		234,971
Biotechnology	0.3		206,059
Computers & Peripherals	0.3		203,790
Health Care Equipment & Supplies	0.3		197,300
Hotels, Restaurants & Leisure	0.3		194,445
Tobacco	0.3		185,029
Wireless Telecommunication Services	0.2		176,789
Machinery	0.2		149,876
Paper & Forest Products	0.2		116,840
Trading Companies & Distributors	0.2		108,780
Consumer Finance	0.1		101,589
IT Services	0.1		97,406
Software	0.1		95,389
Communications Equipment	0.1		94,816
Multiline Retail	0.1		72,455
Internet Software & Services	0.1		60,774
Life Sciences Tools & Services	0.1		55,560
Auto Components	0.1		41,000
Household Durables	0.0	(M)	16,275

Investment Securities, at Value	81.0		59,328,802
Short-Term Investments	19.0		13,923,386

Total Investments	100.0%		$73,252,188

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

VALUATION SUMMARY: (N)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$17,524,160	$—	$17,524,160
U.S. Government Agency Obligations	—	17,801,625	—	17,801,625
Foreign Government Obligations	—	487,374	—	487,374
Mortgage-Backed Securities	—	5,499,296	—	5,499,296
Asset-Backed Securities	—	4,625,853	—	4,625,853
Corporate Debt Securities	—	13,143,982	—	13,143,982
Purchased Swaptions	—	246,512	—	246,512
Securities Lending Collateral	6,405,250	—	—	6,405,250
Repurchase Agreement	—	7,518,136	—	7,518,136
Total Investment Securities	$6,405,250	$66,846,938	$—	$73,252,188

Derivative Financial Instruments
Futures Contracts (O)	$9,611	$—	$—	$9,611
Total Derivative Financial Instruments	$9,611	$—	$—	$9,611

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
LIABILITIES
Derivative Financial Instruments
Written Swaptions on Interest Rate Swap Agreements	$—	$(123,478)	$—	$(123,478)
Credit Default Swap Agreements	—	(46,709)	—	(46,709)
Futures Contracts (O)	(7,076)	—	—	(7,076)
Forward Foreign Currency Contracts (O)	—	(432)	—	(432)
Total Derivative Financial Instruments	$(7,076)	$(170,619)	$—	$(177,695)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2013	Purchases	Sales (P)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (Q)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at June 30, 2014 (R)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2014 (Q)
Asset-Backed Securities	$235,000	$—	$(235,689)	$—	$4,214	$(3,525)	$—	$—	$—	$—

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of June 30, 2014.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $6,274,124. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of June 30, 2014. Maturity date disclosed is the ultimate maturity date.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $104,675, or 0.21% of the portfolio’s net assets.
(E)	The security has a perpetual maturity. The date shown is the next call date.
(F)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(G)	Rate shown reflects the yield at June 30, 2014.
(H)	Aggregate cost for federal income tax purposes is $72,617,936. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $778,291 and $144,039, respectively. Net unrealized appreciation for tax purposes is $634,252.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(I)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(J)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(K)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(L)	Cash in the amount of $180,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(M)	Percentage rounds to less than 0.1%.
(N)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(O)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(P)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(Q)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(R)	Level 3 securities were not considered significant to the portfolio.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities aggregated $8,400,958, or 16.54% of the portfolio’s net assets.
BCLY	Barclays Bank PLC
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
IO	Interest only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over the Counter
Re-REMIC	Re-Securitized Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced

CURRENCY ABBREVIATION:

EUR	Euro

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment securities, at value (cost: $65,099,800) (including securities loaned of $6,274,124)	$65,734,052
Repurchase agreement, at value (cost: $7,518,136)	7,518,136
Cash on deposit with broker	23
Receivables:
Investment securities sold	10,888,596
Interest	238,887
Dividend reclaims	1,947
Securities lending income (net)	4,453
Variation margin receivable on derivative financial instruments	171,438
Prepaid expenses	746

Total assets	84,558,278

Liabilities:
Due to custodian	66,290
Accounts payable and accrued liabilities:
Shares redeemed	10
Investment securities purchased	27,022,982
When-issued securities purchased	60,484
Management and advisory fees	21,475
Distribution and service fees	46
Administration fees	1,074
Transfer agent fees	134
Trustees fees	43
Audit and tax fees	8,104
Custody fees	1,038
Legal fees	620
Printing and shareholder reports fees	5,416
Other	257
Collateral for securities on loan	6,405,250
Written options and swaptions, at value (premiums: $87,916)	123,478
Unrealized depreciation on forward foreign currency contracts	432
OTC swap agreements, at value	46,709

Total liabilities	33,763,842

Net assets	$50,794,436

Net assets consist of:
Capital stock ($0.01 par value)	$50,364
Additional paid-in capital	50,304,627
Undistributed (distributions in excess of) net investment income (loss)	1,105,907
Undistributed (accumulated) net realized gain (loss)	(1,252,682)
Net unrealized appreciation (depreciation) on:
Investment securities	634,252
Futures contracts	2,535
Written options and swaptions	(35,562)
Swap agreements	(14,602)
Translation of assets and liabilities denominated in foreign currencies	(403)

Net assets	$50,794,436

Net assets by class:
Initial Class	$50,576,676
Service Class	217,760

Shares outstanding:
Initial Class	5,014,747
Service Class	21,653

Net asset value and offering price per share:
Initial Class	$10.09
Service Class	10.06

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Interest income (net of withholding taxes on foreign interest of $9)	$714,344
Securities lending income (net)	13,637

Total investment income	727,981

Expenses:
Management and advisory	123,564
Distribution and service:
Service Class	265
Administration	6,178
Transfer agent	382
Trustees	825
Audit and tax	8,294
Custody	40,677
Legal	950
Printing and shareholder reports	2,331
Other	1,855

Total expenses	185,321

Net investment income (loss)	542,660

Net realized gain (loss) on transactions from:
Investment securities	768,946
Futures contracts	(332,779)
Swap agreements	(4,123)
Foreign currency transactions	9,714

Net realized gain (loss)	441,758

Net change in unrealized appreciation (depreciation) on:
Investment securities	1,301,846
Futures contracts	(106,194)
Written options and swaptions	(35,562)
Swap agreements	(13,160)
Translation of assets and liabilities denominated in foreign currencies	322

Net change in unrealized appreciation (depreciation)	1,147,252

Net realized and change in unrealized gain (loss)	1,589,010

Net increase (decrease) in net assets resulting from operations	$2,131,670

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

STATEMENT OF CHANGES IN NET ASSETS

For the periods ended:

	June 30, 2014 (unaudited)	December 31, 2013 (A)
From operations:
Net investment income (loss)	$542,660	$538,185
Net realized gain (loss)	441,758	(1,669,458)
Net change in unrealized appreciation (depreciation)	1,147,252	(561,032)
Net increase (decrease) in net assets resulting from operations	2,131,670	(1,692,305)

Capital share transactions:
Proceeds from shares sold:
Initial Class	18,579	50,126,934
Service Class	136	217,976
	18,715	50,344,910
Cost of shares redeemed:
Initial Class	—	(3,700)
Service Class	(561)	(4,293)
	(561)	(7,993)

Net increase (decrease) in net assets resulting from capital share transactions	18,154	50,336,917
Net increase (decrease) in net assets	2,149,824	48,644,612

Net assets:
Beginning of period	48,644,612	—
End of period	$50,794,436	$48,644,612
Undistributed (distributions in excess of) net investment income (loss)	$1,105,907	$563,247

Share activity:
Shares issued:
Initial Class	1,901	5,013,233
Service Class	14	22,144
	1,915	5,035,377
Shares redeemed:
Initial Class	—	(387)
Service Class	(57)	(448)
	(57)	(835)

Net increase (decrease) in shares outstanding:
Initial Class	1,901	5,012,846
Service Class	(43)	21,696
	1,858	5,034,542

(A)	Commenced operations on May 1, 2013.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

FINANCIAL HIGHLIGHTS

For the periods ended:

For a share outstanding throughout each period	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013 (A)
Net asset value
Beginning of period	$9.66		$10.00
Investment operations
Net investment income (loss) (B)	0.11		0.11
Net realized and unrealized gain (loss)	0.32		(0.45)
Total investment operations	0.43		(0.34)
Net asset value
End of period	$10.09		$9.66
Total return (C)	4.45	%(D)	(3.40	)%(D)
Net assets end of period (000’s)	$50,576		$48,436
Ratio and supplemental data
Expenses to average net assets	0.75	%(E)	0.76	%(E)
Net investment income (loss) to average net assets	2.20	%(E)	1.67	%(E)
Portfolio turnover rate	290	%(D)	421	%(D)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout each period	Service Class
	June 30, 2014 (unaudited)		December 31, 2013 (A)
Net asset value
Beginning of period	$9.65		$10.00
Investment operations
Net investment income (loss) (B)	0.10		0.10
Net realized and unrealized gain (loss)	0.31		(0.45)
Total investment operations	0.41		(0.35)
Net asset value
End of period	$10.06		$9.65
Total return (C)	4.25	%(D)	(3.50	)%(D)
Net assets end of period (000’s)	$218		$209
Ratio and supplemental data
Expenses to average net assets	1.00	%(E)	1.01	%(E)
Net investment income (loss) to average net assets	1.95	%(E)	1.51	%(E)
Portfolio turnover rate	290	%(D)	421	%(D)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Effective May 1, 2014, Transamerica ING Intermediate Bond VP changed its name to Transamerica Voya Intermediate Bond VP (the “Portfolio”). The Portfolio is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolios are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Aegon Money Market VP (“Money Market”), enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Option contracts: The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, enter into option contracts to manage exposure to various market fluctuations. Portfolios purchase or write put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolios pay premiums, which are included in the Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When a Portfolio writes a covered call or put option, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, a Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The underlying face amounts of open swaption contracts at June 30, 2014, if any, are listed in the Schedules of Investments .

Transactions in written swaptions were as follows:

	Premiums	Notional Amount
Balance at December 31, 2013	$—	$—
Sales	87,916	40,800,000
Closing Buys	—	—
Expirations	—	—
Exercised	—	—

Balance at June 30, 2014	$87,916	$40,800,000

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2014, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). Centrally cleared swaps listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swaps the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses in the Statement of Operations.

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swaps to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swaps, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

The open OTC swap agreements at June 30, 2014, if any, are listed in the Schedule of Investments. The value, as applicable, is included in the Statement of Assets and Liabilities.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Open balances, if any, are included in the payable or receivable for investments purchased or sold in the Statement of Assets and Liabilities.

When-Issued, forward delivery securities and delayed delivery settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. Government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses on the security.

Open trades, if any, are included in the When-issued securities purchased in the Statement of Assets and Liabilities.

Treasury inflation-protected securities (“TIPS”): The Portfolio invests in TIPS. TIPS are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The adjustments to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statement of Operations with a corresponding adjustment to cost.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trusts (“REITs”): Dividend income related to a REIT is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to,

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage passthroughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage passthroughs include TBA securities and mortgage passthrough certificates. Generally, TBA securities and mortgage passthroughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2014:

	Market Value	% of Net Assets
Transamerica Asset Allocation – Conservative VP	$4,036,000	7.94%
Transamerica Asset Allocation – Moderate VP	46,414,000	91.37
Transamerica Voya Balanced Allocation VP	63,828	0.13
Transamerica Voya Conservative Allocation VP	48,706	0.10
Transamerica Voya Moderate Growth Allocation VP	36,254	0.07
Total	$50,598,788	99.61%
Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $1 billion	0.500%
Over $1 billion	0.480%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.99%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$12,506,113
U.S. Government	119,116,607

Proceeds from maturities and sales of securities:
Long-term	16,106,764
U.S. Government	117,755,057

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at December 31, 2013	Ending number of positions at June 30, 2014	Average number of positions (A)
Futures contracts	5	5	5
Purchased options and swaptions	—	3	3	(B)
Written options and swaptions	—	1	1	(B)
Swap agreements	4	2	3
Forward foreign currency contracts	1	1	2

(A)	Calculated based on positions held at each month end during the current period.
(B)	Although there were no open positions at the beginning and/or the end of the period the Portfolio periodically invested in this derivative during the period.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Total
Asset derivatives
Purchased options and swaptions, at value (A) (B)	$246,512	$—	$—	$246,512
Unrealized appreciation on futures contracts (B) (C)	9,611	—	—	9,611
Total gross amount of assets (D)	$256,123	$—	$—	$256,123
Liability derivatives
Written options and swaptions, at value (B)	$(123,478)	$—	$—	$(123,478)
Unrealized depreciation on futures contracts (B) (C)	(7,076)	—	—	(7,076)
Swap agreements, at value (B)	—	—	(46,709)	(46,709)
Unrealized depreciation on forward foreign currency contracts	—	(432)	—	(432)
Total gross amount of liabilities (D)	$(130,554)	$(432)	$(46,709)	$(177,695)

(A)	Included within Investment securities, at value.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Includes cumulative appreciation (depreciation) on futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(D)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

The following tables present the Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2014:

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Financial Assets and Derivative Assets, and Collateral Received as of June 30, 2014:

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Received (B)	Net Amount (not less than $0)
Goldman Sachs International	$38,874	$—	$—	$38,874
JPMorgan Chase Bank, N.A.	207,638	(123,478)	—	84,160
Other Derivatives (C)	9,611	—	—	9,611
Total	$256,123	$(123,478)	$—	$132,645

Financial Liabilities and Derivative Liabilities, and Collateral Pledged as of June 30, 2014:

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Pledged (B)	Net Amount (not less than $0)
Barclays Bank PLC	$432	$—	$—	$432
Deutsche Bank AG	19,462	—	—	19,462
HSBC Bank USA	27,247	—	—	27,247
JPMorgan Chase Bank, N.A.	123,478	(123,478)	—	—
Other Derivatives (C)	7,076	—	—	7,076
Total	$177,695	$(123,478)	$—	$54,217

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

Transamerica Voya Intermediate Bond VP (continued)

(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$(332,779)	$—	$—	$(332,779)
Net realized gain (loss) on swap agreements	—	—	(4,123)	(4,123)
Net realized gain (loss) on forward foreign currency contracts (A)	—	(3,389)	—	(3,389)
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options and swaptions (B)	27,020	—	—	27,020
Net change in unrealized appreciation (depreciation) on futures contracts	(106,194)	—	—	(106,194)
Net change in unrealized appreciation (depreciation) on written options and swaptions	(35,562)	—	—	(35,562)
Net change in unrealized appreciation (depreciation) on swap agreements	—	—	(13,160)	(13,160)
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (C)	—	492	—	492
Total	$(447,515)	$(2,897)	$(17,283)	$(467,695)

(A)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.
(C)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 7. (continued)

status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Intermediate Bond VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Voya Intermediate Bond Portfolio VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Voya Investment Management Co. LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the performance of the Portfolio since its recent inception in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for the period ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe since inception. The Board also noted that the performance of the Initial Class of the Portfolio was below its benchmark since inception. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to monitor and report to the Board on the performance of the Portfolio. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition going forward.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Intermediate Bond VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services and the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Intermediate Bond VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Large Cap Growth VP

(formerly, Transamerica ING Large Cap Growth VP)

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio
Transamerica Voya Large Cap Growth VP
Initial Class	$1,000.00	$1,054.80	$4.69	$1,020.20	$4.61	0.92%
Service Class	1,000.00	1,053.20	5.96	1,019.00	5.86	1.17

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	98.9%
Securities Lending Collateral	22.6
Repurchase Agreement	1.9
Other Assets and Liabilities - Net	(23.4)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Large Cap Growth VP

(formerly, Transamerica ING Large Cap Growth VP)

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 2.0%
Boeing Co. (A)	9,830	$ 1,250,671
Airlines - 0.9%
Delta Air Lines, Inc. (A)	14,470	560,278
Beverages - 2.6%
PepsiCo, Inc.	18,480	1,651,003
Biotechnology - 4.7%
Alexion Pharmaceuticals, Inc. (B)	3,340	521,875
Amgen, Inc.	5,270	623,810
Celgene Corp. (B)	8,740	750,591
Gilead Sciences, Inc. (A) (B)	12,480	1,034,717
Capital Markets - 3.2%
Ameriprise Financial, Inc. (A)	8,060	967,200
BlackRock, Inc. - Class A (A)	3,320	1,061,072
Chemicals - 2.8%
LyondellBasell Industries NV - Class A	12,700	1,240,155
Monsanto Co.	4,250	530,145
Computers & Peripherals - 6.6%
Apple, Inc.	36,820	3,421,683
EMC Corp.	27,753	731,014
Electrical Equipment - 1.1%
AMETEK, Inc. - Class A	12,690	663,433
Electronic Equipment & Instruments - 1.0%
TE Connectivity, Ltd.	10,370	641,281
Energy Equipment & Services - 2.2%
Halliburton Co.	19,580	1,390,376
Food & Staples Retailing - 3.9%
Costco Wholesale Corp.	9,850	1,134,326
CVS Caremark Corp.	17,620	1,328,019
Gas Utilities - 0.9%
EQT Corp. (A)	5,260	562,294
Health Care Equipment & Supplies - 1.3%
St. Jude Medical, Inc. (A)	11,690	809,533
Health Care Providers & Services - 2.1%
McKesson Corp.	7,170	1,335,126
Hotels, Restaurants & Leisure - 5.3%
Chipotle Mexican Grill, Inc. - Class A (A) (B)	1,270	752,488
Hilton Worldwide Holdings, Inc. (A) (B)	27,761	646,831
Starbucks Corp. (A)	16,190	1,252,782
Yum! Brands, Inc.	8,080	656,096
Household Products - 1.5%
Kimberly-Clark Corp. (A)	8,720	969,838
Industrial Conglomerates - 2.9%
Danaher Corp.	12,910	1,016,404
Roper Industries, Inc. (A)	5,390	786,994
Insurance - 2.2%
AON PLC	5,550	499,999
Prudential Financial, Inc.	9,770	867,283
Internet & Catalog Retail - 1.5%
Priceline Group, Inc. (B)	780	938,340
Internet Software & Services - 5.6%
Facebook, Inc. - Class A (B)	15,750	1,059,818
Google, Inc. - Class A (B)	2,310	1,350,588
Google, Inc. - Class C (A) (B)	1,880	1,081,526
IT Services - 4.6%
Cognizant Technology Solutions Corp. - Class A (B)	19,040	931,247

	Shares	Value
IT Services (continued)
Mastercard, Inc. - Class A	15,500	$ 1,138,785
Visa, Inc. - Class A	3,940	830,197
Machinery - 3.0%
Ingersoll-Rand PLC	12,080	755,121
Pall Corp. (A)	6,470	552,473
Pentair PLC	8,120	585,615
Media - 6.4%
Comcast Corp. - Class A (A)	29,210	1,567,993
Twenty-First Century Fox, Inc. - Class A (A)	35,070	1,232,710
Walt Disney Co. - Class A	13,930	1,194,358
Multiline Retail - 1.2%
Macy’s, Inc.	12,820	743,816
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp. - Class A	8,060	882,328
EOG Resources, Inc.	7,630	891,642
Paper & Forest Products - 1.3%
International Paper Co. (A)	16,370	826,194
Personal Products - 1.8%
Estee Lauder Cos., Inc. - Class A (A)	14,970	1,111,672
Pharmaceuticals - 5.4%
AbbVie, Inc. - Class G	11,440	645,673
Actavis PLC (A) (B)	4,482	999,710
Allergan, Inc.	6,250	1,057,625
Bristol-Myers Squibb Co. (A)	14,870	721,344
Road & Rail - 1.9%
Union Pacific Corp.	12,140	1,210,965
Software - 9.5%
Check Point Software Technologies, Ltd. - Class A (A) (B)	8,900	596,567
Intuit, Inc.	13,290	1,070,244
Microsoft Corp.	52,280	2,180,076
Oracle Corp.	34,010	1,378,425
VMware, Inc. - Class A (A) (B)	7,860	760,927
Specialty Retail - 4.3%
Gap, Inc. - Class A (A)	15,010	623,966
Home Depot, Inc.	16,800	1,360,128
Ulta Salon Cosmetics & Fragrance, Inc. (B)	8,030	734,022
Textiles, Apparel & Luxury Goods - 2.4%
Michael Kors Holdings, Ltd. (A) (B)	7,700	682,605
NIKE, Inc. - Class B (A)	10,970	850,724

Total Common Stocks (cost $52,776,548)		62,204,741

SECURITIES LENDING COLLATERAL - 22.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	14,239,073	14,239,073

Total Securities Lending Collateral (cost $14,239,073)		14,239,073

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Large Cap Growth VP

(formerly, Transamerica ING Large Cap Growth VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.9%

State Street Bank & Trust Co.
0.01% (C), dated 06/30/2014, to be repurchased at $1,195,642 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $1,222,340.

$ 1,195,642	$ 1,195,642

Total Repurchase Agreement (cost $1,195,642)	1,195,642

Total Investment Securities (cost $68,211,263) (D)	77,639,456
Other Assets and Liabilities - Net - (23.4)%	(14,698,739)

Net Assets - 100.0%	$ 62,940,717

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Common Stocks	$62,204,741	$—	$—	$62,204,741
Securities Lending Collateral	14,239,073	—	—	14,239,073
Repurchase Agreement	—	1,195,642	—	1,195,642
Total Investment Securities	$76,443,814	$1,195,642	$—	$77,639,456

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $13,937,536. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at June 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $68,211,263. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $9,746,241 and $318,048, respectively. Net unrealized appreciation for tax purposes is $9,428,193.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Large Cap Growth VP

(formerly, Transamerica ING Large Cap Growth VP)

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment securities, at value (cost: $67,015,621) (including securities loaned of $13,937,536)	$76,443,814
Repurchase agreement, at value (cost: $1,195,642)	1,195,642
Receivables:
Investment securities sold	879,778
Dividends	36,456
Securities lending income (net)	1,965
Prepaid expenses	813

Total assets	78,558,468

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	4
Investment securities purchased	1,320,978
Management and advisory fees	42,538
Distribution and service fees	41
Administration fees	1,329
Transfer agent fees	147
Trustees fees	52
Audit and tax fees	6,831
Custody fees	520
Legal fees	658
Printing and shareholder reports fees	5,295
Other	285
Collateral for securities on loan	14,239,073

Total liabilities	15,617,751

Net assets	$62,940,717

Net assets consist of:
Capital stock ($0.01 par value)	$50,308
Additional paid-in capital	50,272,700
Undistributed (distributions in excess of) net investment income (loss)	239,524
Undistributed (accumulated) net realized gain (loss)	2,949,992
Net unrealized appreciation (depreciation) on:
Investment securities	9,428,193

Net assets	$62,940,717

Net assets by class:
Initial Class	$62,745,033
Service Class	195,684

Shares outstanding:
Initial Class	5,015,110
Service Class	15,686

Net asset value and offering price per share:
Initial Class	$12.51
Service Class	12.47

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income	$367,108
Interest income	48
Securities lending income (net)	9,459

Total investment income	376,615

Expenses:
Management and advisory	238,158
Distribution and service:
Service Class	232
Administration	7,443
Transfer agent	456
Trustees	1,001
Audit and tax	7,133
Custody	13,950
Legal	1,089
Printing and shareholder reports	2,332
Other	2,208

Total expenses	274,002

Net investment income (loss)	102,613

Net realized gain (loss) on transactions from:
Investment securities	2,850,757

Net realized gain (loss)	2,850,757

Net change in unrealized appreciation (depreciation) on:
Investment securities	319,697

Net change in unrealized appreciation (depreciation)	319,697

Net realized and change in unrealized gain (loss)	3,170,454

Net increase (decrease) in net assets resulting from operations	$3,273,067

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Large Cap Growth VP

(formerly, Transamerica ING Large Cap Growth VP)

STATEMENT OF CHANGES IN NET ASSETS

For the periods ended:

	June 30, 2014 (unaudited)	December 31, 2013 (A)
From operations:
Net investment income (loss)	$102,613	$138,590
Net realized gain (loss)	2,850,757	97,475
Net change in unrealized appreciation (depreciation)	319,697	9,108,496
Net increase (decrease) in net assets resulting from operations	3,273,067	9,344,561

Capital share transactions:
Proceeds from shares sold:
Initial Class	17,921	50,152,627
Service Class	—	162,546
	17,921	50,315,173
Cost of shares redeemed:
Initial Class	—	(6,408)
Service Class	(899)	(2,698)
	(899)	(9,106)

Net increase (decrease) in net assets resulting from capital share transactions	17,022	50,306,067
Net increase (decrease) in net assets	3,290,089	59,650,628

Net assets:
Beginning of period	59,650,628	—
End of period	$62,940,717	$59,650,628
Undistributed (distributions in excess of) net investment income (loss)	$239,524	$136,911

Share activity:
Shares issued:
Initial Class	1,517	5,014,200
Service Class	—	16,011
	1,517	5,030,211
Shares redeemed:
Initial Class	—	(607)
Service Class	(76)	(249)
	(76)	(856)

Net increase (decrease) in shares outstanding:
Initial Class	1,517	5,013,593
Service Class	(76)	15,762
	1,441	5,029,355

(A)	Commenced operations on May 1, 2013.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Large Cap Growth VP

(formerly, Transamerica ING Large Cap Growth VP)

FINANCIAL HIGHLIGHTS

For the periods ended:

For a share outstanding throughout each period	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013 (A)
Net asset value
Beginning of period	$11.86		$10.00
Investment operations
Net investment income (loss) (B)	0.02		0.03
Net realized and unrealized gain (loss)	0.63		1.83
Total investment operations	0.65		1.86
Net asset value
End of period	$12.51		$11.86
Total return (C)	5.48	%(D)	18.60	%(D)
Net assets end of period (000’s)	$62,745		$59,464
Ratio and supplemental data
Expenses to average net assets	0.92	%(E)	0.93	%(E)
Net investment income (loss) to average net assets	0.35	%(E)	0.39	%(E)
Portfolio turnover rate	34	%(D)	50	%(D)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout each period	Service Class
	June 30, 2014 (unaudited)		December 31, 2013 (A)
Net asset value
Beginning of period	$11.84		$10.00
Investment operations
Net investment income (loss) (B)	0.01		0.01
Net realized and unrealized gain (loss)	0.62		1.83
Total investment operations	0.63		1.84
Net asset value
End of period	$12.47		$11.84
Total return (C)	5.32	%(D)	18.40	%(D)
Net assets end of period (000’s)	$196		$187
Ratio and supplemental data
Expenses to average net assets	1.17	%(E)	1.18	%(E)
Net investment income (loss) to average net assets	0.10	%(E)	0.12	%(E)
Portfolio turnover rate	34	%(D)	50	%(D)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Large Cap Growth VP

(formerly, Transamerica ING Large Cap Growth VP)

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Effective May 1, 2014, Transamerica ING Large Cap Growth VP VP changed its name to Transamerica Voya Large Cap Growth VP (the “Portfolio”). The Portfolio is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Large Cap Growth VP

(formerly, Transamerica ING Large Cap Growth VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Real estate investment trusts (“REITs”): Dividend income related to a REIT is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Large Cap Growth VP

(formerly, Transamerica ING Large Cap Growth VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Large Cap Growth VP

(formerly, Transamerica ING Large Cap Growth VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2014:

	Market Value	% of Net Assets
Transamerica Asset Allocation – Moderate Growth VP	$62,550,000	99.39%
Transamerica Voya Balanced Allocation VP	97,344	0.15
Transamerica Voya Conservative Allocation VP	15,596	0.02
Transamerica Voya Moderate Growth Allocation VP	76,083	0.12
Total	$62,739,023	99.68%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Large Cap Growth VP

(formerly, Transamerica ING Large Cap Growth VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $250 million	0.800%
Over $250 million up to $1 billion	0.750%
Over $1 billion	0.720%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
1.18%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Large Cap Growth VP

(formerly, Transamerica ING Large Cap Growth VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$20,580,833
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	20,271,077
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Large Cap Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Voya Large Cap Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Voya Investment Management Co. LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the performance of the Portfolio since its recent inception in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for the period ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe since inception. The Board also noted that the performance of the Initial Class of the Portfolio was below its benchmark since inception.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Large Cap Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Large Cap Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Limited Maturity Bond VP

(formerly, ING Limited Maturity Bond VP)

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica Voya Limited Maturity Bond VP
Initial Class	$1,000.00	$1,006.00	$3.08	$1,021.70	$3.11	0.62%
Service Class	1,000.00	1,005.00	4.33	1,020.50	4.36	0.87

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Corporate Debt Securities	39.9%
U.S. Government Obligations	30.7
Asset-Backed Securities	18.0
Mortgage-Backed Securities	10.2
Securities Lending Collateral	5.1
Repurchase Agreement	3.2
Purchased Swaption	0.0 *
Other Assets and Liabilities - Net +^	(7.1)
Total	100.0%

*	Percentage rounds to less than 0.1%

+^	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Limited Maturity Bond VP

(formerly, ING Limited Maturity Bond VP)

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 30.7%
United States - 30.7%
U.S. Treasury Note
0.50%, 06/30/2016	$ 18,959,000	$ 18,975,286
0.88%, 06/15/2017	6,109,000	6,111,389
1.63%, 06/30/2019	1,854,000	1,854,000
1.75%, 07/31/2015	4,275,000	4,348,812

Total U.S. Government Obligations (cost $31,259,465)		31,289,487

MORTGAGE-BACKED SECURITIES - 10.2%
United States - 10.2%
American General Mortgage Loan Trust Series 2010-1A, Class A2 5.65%, 03/25/2058 - 144A (A)	277,000	280,514
Banc of America Commercial Mortgage Trust
Series 2007-1, Class AAB
5.42%, 01/15/2049	193,420	193,541
Series 2007-3, Class AMF
5.32%, 06/10/2049	340,000	369,990
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2004-2, Class H
6.23%, 11/10/2038 - 144A (A)	370,000	387,061
Series 2005-3, Class A3A
4.62%, 07/10/2043	455,810	461,152
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR8, Class AJ
4.75%, 06/11/2041	200,000	205,827
Series 2005-T18, Class C
5.07%, 02/13/2042 (A)	350,000	358,602
CD Commercial Mortgage Trust
Series 2005-CD1, Class C
5.40%, 07/15/2044 (A)	200,000	207,903
Series 2007-CD4, Class A1A
5.29%, 12/11/2049 (A)	380,553	408,916
COMM Mortgage Trust
Series 2013-CR7, Class A1
0.72%, 03/10/2046	155,693	155,566
Series 2013-THL, Class A2
1.20%, 06/08/2030 - 144A (A)	130,000	130,434
Commercial Mortgage Trust
Series 2007-GG9, Class A2
5.38%, 03/10/2039	290,426	295,098
Series 2007-GG9, Class AM
5.48%, 03/10/2039	330,000	355,461
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C4, Class B 5.29%, 08/15/2038 (A)	327,000	337,362
CSMC Trust
Series 2009-RR3, Class A5A
5.34%, 12/15/2043 - 144A (A)	200,000	214,188
Series 2010-RR5, Class 2A
5.34%, 12/16/2043 - 144A (A)	360,000	387,700
Series 2014-SURF, Class D
2.41%, 02/15/2029 - 144A (A)	500,000	501,884

	Principal	Value
United States (continued)
GE Capital Commercial Mortgage Corp. Series 2005-C2, Class C 5.13%, 05/10/2043 (A)	$ 330,000	$ 338,755
GS Mortgage Securities Trust Series 2006-GG6, Class A2 5.51%, 04/10/2038 (A)	1,812	1,811
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-C3, Class A5
4.88%, 01/15/2042	350,000	354,056
Series 2012-PHH, Class A
1.82%, 10/15/2025 - 144A (A)	160,000	160,380
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LD11, Class A2 5.98%, 06/15/2049 (A)	3,443	3,441
JPMorgan Chase Commercial Mortgage-Backed Securities Trust Series 2010-RR1, Class JPA 5.99%, 06/18/2049 - 144A (A)	170,000	181,855
LB-UBS Commercial Mortgage Trust
Series 2005-C5, Class B
5.13%, 09/15/2040 (A)	680,000	704,855
Series 2006-C7, Class A2 SEQ
5.30%, 11/15/2038	61,008	62,959
Merrill Lynch Mortgage Investors Trust Series 1998-C1, Class A3 6.72%, 11/15/2026 (A)	275,296	291,668
ML-CFC Commercial Mortgage Trust Series 2007-9, Class ASB 5.64%, 09/12/2049	156,014	158,850
Morgan Stanley Capital I Trust
Series 2005-HQ6, Class AJ
5.07%, 08/13/2042 (A)	340,000	351,524
Series 2005-T17, Class AJ
4.84%, 12/13/2041 (A)	150,000	152,636
Series 2007-HQ11, Class A31
5.44%, 02/12/2044	10,906	10,958
Series 2007-T27, Class AJ
5.83%, 06/11/2042 (A)	330,000	362,170
Morgan Stanley Re-REMIC Trust Series 2010-C30A, Class A3B 5.25%, 12/17/2043 - 144A (A)	38,269	38,358
NorthStar Mortgage Trust Series 2012-1, Class A 1.35%, 08/25/2029 - 144A (A)	70,659	70,720
TIAA CMBS I Trust Series 2001-C1A, Class L 5.77%, 06/19/2033 - 144A	470,000	501,298
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4, Class A1A 5.56%, 08/15/2039 (A)	257,854	267,575
Wachovia Bank Commercial Mortgage Trust
Series 2005-C17, Class D
5.40%, 03/15/2042 (A)	220,000	224,453
Series 2006-C28, Class AM
5.60%, 10/15/2048 (A)	560,000	604,675

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Limited Maturity Bond VP

(formerly, ING Limited Maturity Bond VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
United States (continued)
Wachovia Bank Commercial Mortgage Trust (continued)
Series 2007-C30, Class A3
5.25%, 12/15/2043	$ 295,214	$ 295,686

Total Mortgage-Backed Securities (cost $10,520,577)		10,389,882

ASSET-BACKED SECURITIES - 18.0%
Cayman Islands - 7.5%
Ares VIR CLO, Ltd. Series 2006-6RA, Class D 2.13%, 03/12/2018 - 144A (A)	250,000	249,158
Atrium IV Series 4A, Class A2 0.48%, 06/08/2019 - 144A (A)	122,153	121,796
Belhurst CLO, Ltd. Series 2006-1A, Class A1 0.49%, 01/15/2020 - 144A (A)	160,050	159,814
Callidus Debt Partners CLO Fund IV, Ltd. Series 4A, Class C 2.03%, 04/17/2020 - 144A (A)	500,000	498,879
Carlyle Arnage CLO, Ltd.
Series 2007-1A, Class A2L
1.73%, 08/27/2021 - 144A (A)	300,000	303,441
Series 2007-1A, Class B1L
3.48%, 08/27/2021 - 144A (A)	200,000	201,563
Carlyle Veyron CLO, Ltd. Series 2006-1A, Class C 0.91%, 07/15/2018 - 144A (A)	500,000	494,173
Castle Garden Funding Series 2005-1A, Class B1 0.98%, 10/27/2020 - 144A (A)	250,000	248,199
CIFC Funding, Ltd.
Series 2006-1A, Class B1L
1.83%, 10/20/2020 - 144A (A)	250,000	241,491
Series 2006-2A, Class B1L
1.83%, 03/01/2021 - 144A (A)	250,000	239,640
Dryden VIII Leveraged Loan CDO Series 2005-8A, Class D 1.98%, 05/22/2017 - 144A (A)	500,000	497,500
Galaxy VI CLO, Ltd. Series 2006-6A, Class A1 0.48%, 06/13/2018 - 144A (A)	137,119	136,758
Gallatin CLO III, Ltd. Series 2007-1A, Class B1L 1.47%, 05/15/2021 - 144A (A)	200,000	192,033
Gulf Stream - Compass CLO, Ltd.
Series 2007-1A, Class C
2.23%, 10/28/2019 - 144A (A)	250,000	250,861
Series 2007-1A, Class D
3.68%, 10/28/2019 - 144A (A)	250,000	250,126
Gulf Stream - Sextant CLO, Ltd.
Series 2006-1A, Class A2
0.48%, 08/21/2020 - 144A (A)	208,855	207,847
Series 2006-1A, Class D
1.83%, 08/21/2020 - 144A (A)	250,000	243,577
Halcyon Structured Asset Management Long Secured / Short Unsecured Series 2007-1A, Class B 0.67%, 08/07/2021 - 144A (A)	300,000	293,616

	Principal	Value
Cayman Islands (continued)
Hewett’s Island CLO IV, Ltd. Series 2006-4A, Class D1 1.87%, 05/09/2018 - 144A (A)	$ 102,191	$ 101,936
Kingsland I, Ltd. Series 2005-1A, Class C1 2.03%, 06/13/2019 - 144A (A)	500,000	498,398
Kingsland III, Ltd. Series 2006-3A, Class B 0.88%, 08/24/2021 - 144A (A)	420,000	403,016
Madison Park Funding I, Ltd. Series 2005-1A, Class D 2.12%, 05/10/2019 - 144A (A)	250,000	250,060
MSIM Peconic Bay, Ltd. Series 2007-1A, Class C 2.23%, 07/20/2019 - 144A (A)	250,000	251,346
Muir Grove CLO, Ltd. Series 2007-1A, Class B 2.23%, 03/25/2020 - 144A (A)	600,000	600,014
Octagon Investment Partners V, Ltd. Series 5X, Class D 5.23%, 11/28/2018 - Reg S (A)	250,000	250,378
WhiteHorse III, Ltd.
Series 2006-1A, Class A3L
0.98%, 05/01/2018 - 144A (A)	200,000	199,319
Series 2006-1A, Class B1L
2.08%, 05/01/2018 - 144A (A)	200,000	197,300
United States - 10.5%
BA Credit Card Trust Series 2014-A2, Class A 0.42%, 09/16/2019 (A)	100,000	100,085
BMW Vehicle Owner Trust
Series 2013-A, Class A3
0.67%, 11/27/2017	70,000	70,085
Series 2013-A, Class A4
1.12%, 04/27/2020	150,000	149,886
Capital Auto Receivables Asset Trust
Series 2013-2, Class A3
1.24%, 10/20/2017	306,000	308,379
Series 2013-3, Class A3
1.31%, 12/20/2017	190,000	191,593
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.75%, 07/15/2020 (B)	172,000	195,529
Series 2014-A3, Class A3
0.53%, 01/18/2022 (A)	500,000	500,519
Carmax Auto Owner Trust Series 2013-2, Class A4 0.84%, 11/15/2018	205,000	203,705
CarMax Auto Owner Trust
Series 2013-3, Class A4
1.49%, 01/15/2019	500,000	504,186
Series 2013-4, Class A4
1.28%, 05/15/2019	150,000	149,911
Chase Funding Loan Acquisition Trust Series 2003-C2, Class 1A 4.75%, 12/25/2019	160,571	164,604

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Limited Maturity Bond VP

(formerly, ING Limited Maturity Bond VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
United States (continued)
Chase Issuance Trust
Series 2013-A8, Class A8
1.01%, 10/15/2018	$ 450,000	$ 451,371
Series 2014-A1, Class A1
1.15%, 01/15/2019	580,000	581,700
Citibank Credit Card Issuance Trust
Series 2008-A1, Class A1
5.35%, 02/07/2020	446,000	506,011
Series 2013-A2, Class A2
0.43%, 05/26/2020 (A)	261,000	261,080
Series 2013-A6, Class A6
1.32%, 09/07/2018	400,000	403,829
Discover Card Execution Note Trust
Series 2007-A1, Class A1
5.65%, 03/16/2020	400,000	453,424
Series 2013-A5, Class A5
1.04%, 04/15/2019	500,000	501,683
Series 2014-A1, Class A1
0.58%, 07/15/2021 (A)	510,000	511,650
Fifth Third Auto Trust Series 2014-2, Class A4 1.38%, 12/15/2020	180,000	180,344
Ford Credit Auto Owner Trust
Series 2013-B, Class A4
0.76%, 08/15/2018	88,000	88,132
Series 2013-C, Class A4
1.25%, 10/15/2018	500,000	503,962
GSAMP Trust Series 2005-SEA2, Class A1 0.50%, 01/25/2045 - 144A (A)	93,765	91,279
Harley-Davidson Motorcycle Trust
Series 2012-1, Class A4
0.91%, 02/15/2018	125,000	125,542
Series 2014-1, Class A4
1.55%, 10/15/2021	410,000	411,365
Hyundai Auto Receivables Trust
Series 2012-C, Class A4
0.73%, 06/15/2018	287,000	287,287
Series 2014-A, Class A4
1.32%, 08/15/2019	180,000	180,158
Series 2014-B, Class A4
1.46%, 11/15/2019	50,000	50,091
Mercedes-Benz Auto Receivables Trust Series 2013-1, Class A4 1.13%, 11/15/2019	500,000	502,482
Nissan Auto Lease Trust Series 2013-A, Class A4 0.74%, 10/15/2018	115,000	115,316
Nissan Auto Receivables Owner Trust Series 2013-B, Class A4 1.31%, 10/15/2019	500,000	503,955
Porsche Innovative Lease Owner Trust Series 2013-1, Class A3 0.70%, 08/22/2016 - 144A	200,000	200,326
Santander Drive Auto Receivables Trust Series 2012-5, Class D 3.30%, 09/17/2018	200,000	207,965

	Principal	Value
United States (continued)
Structured Asset Securities Corp. Series 2005-AR1, Class A1 0.35%, 09/25/2035 (A)	$ 209,686	$ 208,999
Toyota Auto Receivables Owner Trust Series 2013-B, Class A4 1.46%, 01/15/2019	360,000	364,434
Volkswagen Auto Loan Enhanced Trust Series 2012-2, Class A4 0.66%, 03/20/2019	170,000	169,576
World Omni Auto Receivables Trust Series 2013-A, Class A4 0.87%, 07/15/2019	300,000	298,833

Total Asset-Backed Securities (cost $18,238,039)		18,281,515

CORPORATE DEBT SECURITIES - 39.9%
Australia - 1.0%
Australia & New Zealand Banking Group, Ltd. 0.90%, 02/12/2016	250,000	251,305
Commonwealth Bank of Australia 1.13%, 03/13/2017	250,000	249,960
National Australia Bank, Ltd. 1.60%, 08/07/2015	250,000	253,171
Westpac Banking Corp. 1.13%, 09/25/2015	230,000	231,805
Canada - 2.3%
Bank of Montreal, Series MTN
0.80%, 11/06/2015 (B)	320,000	321,738
Bank of Nova Scotia
0.75%, 10/09/2015	320,000	320,993
Canadian Imperial Bank of Commerce
0.90%, 10/01/2015 (B)	110,000	110,540
Glencore Finance Canada, Ltd. 2.05%, 10/23/2015 - 144A	290,000	293,285
Royal Bank of Canada, Series MTN
0.85%, 03/08/2016	360,000	361,944
1.50%, 01/16/2018 (B)	280,000	280,947
Thomson Reuters Corp.
0.88%, 05/23/2016 (B)	321,000	320,869
1.30%, 02/23/2017	119,000	119,149
TransCanada PipeLines, Ltd.
0.75%, 01/15/2016 (B)	230,000	230,581
France - 0.6%
Banque Federative du Credit Mutuel SA 1.70%, 01/20/2017 - 144A	200,000	201,659
Sanofi 1.25%, 04/10/2018 (B)	240,000	236,851
Total Capital International SA 0.75%, 01/25/2016	190,000	190,659
Germany - 0.1%
Deutsche Bank AG 1.35%, 05/30/2017	108,000	107,964
Ireland - 0.2%
Perrigo Co. PLC 1.30%, 11/08/2016 - 144A	200,000	199,702
Italy - 0.2%
Intesa Sanpaolo SpA 2.38%, 01/13/2017	202,000	205,050

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Limited Maturity Bond VP

(formerly, ING Limited Maturity Bond VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Japan - 0.5%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.55%, 09/09/2016 - 144A	$ 246,000	$ 248,680
Mizuho Bank, Ltd. 1.30%, 04/16/2017 - 144A	200,000	200,191
Luxembourg - 0.7%
Actavis Funding SCS 1.30%, 06/15/2017 - 144A	344,000	343,342
Covidien International Finance SA 1.35%, 05/29/2015	330,000	332,679
Netherlands - 1.2%
ABN AMRO Bank NV 1.38%, 01/22/2016 - 144A	200,000	201,707
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Series MTN 2.13%, 10/13/2015	243,000	248,387
Petrobras Global Finance BV 2.00%, 05/20/2016	171,000	171,247
Shell International Finance BV 3.10%, 06/28/2015	360,000	369,831
Volkswagen International Finance NV 1.13%, 11/18/2016 - 144A	200,000	200,706
Norway - 0.1%
Statoil ASA 1.95%, 11/08/2018 (B)	118,000	119,008
Spain - 0.3%
BBVA US Senior SAU 4.66%, 10/09/2015	200,000	209,103
Telefonica Emisiones SAU 3.99%, 02/16/2016	90,000	94,230
Sweden - 0.2%
Nordea Bank AB 0.88%, 05/13/2016 - 144A	200,000	200,482
Switzerland - 0.6%
Credit Suisse, Series MTN 3.50%, 03/23/2015	430,000	439,400
UBS AG, Series MTN 5.88%, 07/15/2016	190,000	208,118
United Kingdom - 1.5%
Barclays Bank PLC 5.00%, 09/22/2016	340,000	369,563
BP Capital Markets PLC
0.70%, 11/06/2015	160,000	160,462
2.25%, 11/01/2016	140,000	144,348
Diageo Capital PLC 0.63%, 04/29/2016	240,000	239,828
GlaxoSmithKline Capital PLC 0.75%, 05/08/2015	290,000	291,182
Rio Tinto Finance USA PLC 1.38%, 06/17/2016	168,000	169,816
Vodafone Group PLC 5.63%, 02/27/2017	155,000	172,483
United States - 30.4%
AbbVie, Inc. 1.20%, 11/06/2015	260,000	261,756
Altera Corp. 1.75%, 05/15/2017	191,000	193,132
Altria Group, Inc. 4.13%, 09/11/2015	190,000	197,697

	Principal	Value
United States (continued)
Amazon.com, Inc. 0.65%, 11/27/2015	$ 200,000	$ 200,323
American Express Credit Corp., Series MTN 1.75%, 06/12/2015	180,000	182,283
American International Group, Inc., Series MTN 5.60%, 10/18/2016	320,000	351,808
AmerisourceBergen Corp. 1.15%, 05/15/2017	305,000	304,643
Anheuser-Busch InBev Worldwide, Inc. 0.80%, 07/15/2015 (B)	120,000	120,540
Apple, Inc. 0.45%, 05/03/2016	320,000	319,319
AT&T, Inc. 0.80%, 12/01/2015	450,000	451,174
Bank of America Corp.
2.60%, 01/15/2019	405,000	409,764
3.75%, 07/12/2016	310,000	326,107
Bank of America Corp., Series MTN 1.25%, 01/11/2016 (B)	460,000	463,450
Baxter International, Inc. 0.95%, 06/01/2016	168,000	168,719
BB&T Corp. 5.20%, 12/23/2015	180,000	191,386
BB&T Corp., Series MTN 1.60%, 08/15/2017 (B)	310,000	312,832
Berkshire Hathaway Finance Corp. 2.45%, 12/15/2015 (B)	360,000	370,205
BlackRock, Inc. 1.38%, 06/01/2015	200,000	202,061
CareFusion Corp. 1.45%, 05/15/2017	148,000	147,889
Caterpillar Financial Services Corp. 0.70%, 11/06/2015	160,000	160,547
Caterpillar Financial Services Corp., Series MTN
0.70%, 02/26/2016	180,000	180,193
1.10%, 05/29/2015	200,000	201,509
Charles Schwab Corp. 0.85%, 12/04/2015	238,000	238,961
Chevron Corp. 0.89%, 06/24/2016	150,000	150,956
Cisco Systems, Inc. 1.10%, 03/03/2017 (B)	315,000	315,979
Citigroup, Inc.
1.25%, 01/15/2016	190,000	191,144
1.30%, 04/01/2016	320,000	321,910
1.70%, 07/25/2016	300,000	303,943
5.50%, 02/15/2017	190,000	208,955
Coca-Cola Co. 1.80%, 09/01/2016	242,000	247,683
ConAgra Foods, Inc. 1.30%, 01/25/2016	247,000	249,052
COX Communications, Inc.
5.45%, 12/15/2014	60,000	61,322
5.50%, 10/01/2015	50,000	52,926

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Limited Maturity Bond VP

(formerly, ING Limited Maturity Bond VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
United States (continued)
CSX Corp. 6.25%, 04/01/2015 (B)	$ 200,000	$ 208,623
CVS Caremark Corp. 1.20%, 12/05/2016	103,000	103,630
Daimler Finance North America LLC 1.25%, 01/11/2016 - 144A	300,000	302,615
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.50%, 03/01/2016	142,000	148,176
Dominion Resources, Inc. 1.40%, 09/15/2017	200,000	199,646
Ecolab, Inc. 1.00%, 08/09/2015	110,000	110,538
Enterprise Products Operating LLC 1.25%, 08/13/2015	140,000	140,986
Express Scripts Holding Co. 1.25%, 06/02/2017	100,000	99,824
Fifth Third Bancorp 3.63%, 01/25/2016	360,000	375,834
Ford Motor Credit Co. LLC
1.70%, 05/09/2016 (B)	200,000	202,547
2.75%, 05/15/2015	200,000	203,840
Genentech, Inc. 4.75%, 07/15/2015	330,000	344,987
General Electric Capital Corp. 1.00%, 12/11/2015	350,000	352,690
General Electric Capital Corp., Series MTN 4.88%, 03/04/2015	360,000	371,262
General Electric Co. 0.85%, 10/09/2015	210,000	211,042
Georgia Power Co.
0.75%, 08/10/2015	399,000	400,123
3.00%, 04/15/2016 (B)	110,000	114,533
Glencore Funding LLC 1.70%, 05/27/2016 - 144A (B)	157,000	158,429
Goldman Sachs Group, Inc., Series MTN 1.60%, 11/23/2015	744,000	751,720
HCP, Inc. 3.75%, 02/01/2016 (B)	130,000	135,875
Health Care REIT, Inc. 3.63%, 03/15/2016 (B)	94,000	98,249
Hess Corp. 1.30%, 06/15/2017 (B)	186,000	186,314
HSBC USA, Inc. 2.38%, 02/13/2015	280,000	283,484
Huntington National Bank 1.35%, 08/02/2016	250,000	251,756
Hyundai Capital America 1.88%, 08/09/2016 - 144A	375,000	380,518
Intel Corp. 1.35%, 12/15/2017	260,000	260,073
International Business Machines Corp.
0.55%, 02/06/2015 (B)	203,000	203,421
1.95%, 07/22/2016	100,000	102,622
John Deere Capital Corp.
0.75%, 01/22/2016	110,000	110,478

	Principal	Value
United States (continued)
John Deere Capital Corp. (continued)
1.05%, 10/11/2016	$ 158,000	$ 158,766
Johnson Controls, Inc.
1.40%, 11/02/2017	104,000	103,928
JPMorgan Chase & Co.
3.15%, 07/05/2016	619,000	645,214
3.70%, 01/20/2015	470,000	478,325
Juniper Networks, Inc. 3.10%, 03/15/2016	222,000	228,043
Kellogg Co. 1.13%, 05/15/2015 (B)	200,000	201,392
KeyCorp, Series MTN 2.30%, 12/13/2018 (B)	184,000	186,145
Kraft Foods Group, Inc. 1.63%, 06/04/2015 (B)	246,000	248,532
L-3 Communications Corp. 1.50%, 05/28/2017	148,000	148,202
Lorillard Tobacco Co. 3.50%, 08/04/2016 (B)	90,000	94,153
Marathon Oil Corp. 0.90%, 11/01/2015	260,000	260,913
McDonald’s Corp., Series MTN 0.75%, 05/29/2015 (B)	249,000	250,057
McKesson Corp.
0.95%, 12/04/2015	360,000	361,453
1.29%, 03/10/2017	175,000	175,463
Medtronic, Inc. 0.88%, 02/27/2017	218,000	217,203
Merck & Co., Inc. 0.70%, 05/18/2016	350,000	351,032
MetLife Institutional Funding II 1.63%, 04/02/2015 - 144A (B)	246,000	248,218
Metropolitan Life Global Funding I 1.70%, 06/29/2015 - 144A	140,000	141,556
Monsanto Co. 1.15%, 06/30/2017 (C)	344,000	344,106
Morgan Stanley 1.75%, 02/25/2016	80,000	81,136
Morgan Stanley, Series MTN
2.13%, 04/25/2018 (B)	200,000	202,197
6.00%, 04/28/2015	395,000	413,370
Mylan, Inc. 6.00%, 11/15/2018 - 144A	215,000	224,877
National Rural Utilities Cooperative Finance Corp. 1.10%, 01/27/2017	238,000	238,934
Navient Corp., Series MTN 3.88%, 09/10/2015	110,000	112,200
NBCUniversal Media LLC 3.65%, 04/30/2015	250,000	256,785
NetApp, Inc. 2.00%, 12/15/2017	200,000	202,946
NextEra Energy Capital Holdings, Inc. 1.20%, 06/01/2015	326,000	327,984
Oracle Corp. 1.20%, 10/15/2017 (B)	260,000	259,652

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Limited Maturity Bond VP

(formerly, ING Limited Maturity Bond VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
United States (continued)
PepsiCo, Inc.
0.70%, 08/13/2015 (B)	$ 340,000	$ 340,953
0.70%, 02/26/2016	110,000	110,263
1.25%, 08/13/2017	90,000	90,297
Pfizer, Inc. 1.10%, 05/15/2017 (B)	249,000	249,972
Philip Morris International, Inc. 2.50%, 05/16/2016	280,000	289,972
Phillips 66 1.95%, 03/05/2015 (B)	100,000	101,001
PNC Bank NA 1.15%, 11/01/2016	250,000	251,292
PNC Funding Corp. 5.63%, 02/01/2017	230,000	254,387
Procter & Gamble Co. 1.45%, 08/15/2016	244,000	248,001
Progress Energy, Inc. 5.63%, 01/15/2016	282,000	302,846
Prudential Financial, Inc., Series MTN 3.88%, 01/14/2015	390,000	397,227
PSEG Power LLC 2.75%, 09/15/2016	240,000	249,156
Regions Financial Corp. 5.75%, 06/15/2015	185,000	193,356
Reynolds American, Inc. 1.05%, 10/30/2015	190,000	189,963
Santander Holdings USA, Inc. 3.00%, 09/24/2015 (B)	291,000	298,897
Southern California Edison Co. 1.13%, 05/01/2017	172,000	172,255
Starbucks Corp. 0.88%, 12/05/2016	286,000	286,278
State Street Corp. 2.88%, 03/07/2016	300,000	311,469
SunTrust Banks, Inc.
2.50%, 05/01/2019	130,000	131,662
3.60%, 04/15/2016	281,000	294,593
Symantec Corp. 2.75%, 09/15/2015	190,000	194,311
Texas Instruments, Inc. 0.45%, 08/03/2015	210,000	210,217
U.S. Bancorp, Series MTN 2.20%, 11/15/2016	100,000	103,128
United Parcel Service, Inc. 1.13%, 10/01/2017	200,000	199,894
UnitedHealth Group, Inc. 0.85%, 10/15/2015	260,000	261,150
Ventas Realty, LP
1.25%, 04/17/2017	205,000	205,027
1.55%, 09/26/2016	186,000	187,893
Verizon Communications, Inc.
2.50%, 09/15/2016	232,000	239,132
3.00%, 04/01/2016	660,000	684,268
Wal-Mart Stores, Inc. 0.60%, 04/11/2016 (B)	120,000	120,234

	Principal	Value
United States (continued)
Walt Disney Co., Series MTN 1.10%, 12/01/2017 (B)	$ 410,000	$ 408,066
Waste Management, Inc. 2.60%, 09/01/2016	144,000	148,986
WellPoint, Inc. 5.25%, 01/15/2016	160,000	170,964
Wells Fargo & Co., Series MTN 2.10%, 05/08/2017	250,000	256,408
WM Wrigley Jr Co. 1.40%, 10/21/2016 - 144A	205,000	206,420
Xcel Energy, Inc. 0.75%, 05/09/2016	120,000	120,122
Xerox Corp. 4.25%, 02/15/2015	263,000	269,056
Zoetis, Inc. 1.15%, 02/01/2016	200,000	201,256

Total Corporate Debt Securities (cost $40,498,360)		40,610,122

	Notional Amount	Value
PURCHASED SWAPTION - 0.0% (D)
Put Option - 0.0% (D)
OTC - If exercised the Series receives floating 3 Month LIBOR, and pays 5.07%, European Style Expires 05/29/2015 Counterparty: CSFB	6,109,000	20,483

Total Purchased Swaption (cost $28,101)		20,483

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (E)	5,149,648	5,149,648

Total Securities Lending Collateral (cost $5,149,648)		5,149,648

	Principal	Value
REPURCHASE AGREEMENT - 3.2%
State Street Bank & Trust Co. 0.01% (E), dated 06/30/2014, to be repurchased at $3,294,592 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $3,362,623.	$ 3,294,591	3,294,591

Total Repurchase Agreement (cost $3,294,591)		3,294,591

Total Investment Securities (cost $108,988,781) (F)		109,035,728
Other Assets and Liabilities - Net - (7.1)%		(7,186,193)

Net Assets - 100.0%		$ 101,849,535

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Limited Maturity Bond VP

(formerly, ING Limited Maturity Bond VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

FUTURES CONTRACTS: (G)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	Long	86	09/30/2014	$(7,617)
5-Year U.S. Treasury Note	Short	(49)	09/30/2014	4,925

				$(2,692)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities		Value
U.S. Government Obligations	28.7%		$31,289,487
Asset-Backed Securities	16.8		18,281,515
Commercial Banks	9.6		10,477,506
Mortgage-Backed Securities	9.5		10,389,882
Diversified Financial Services	2.3		2,549,549
Pharmaceuticals	2.2		2,359,970
Capital Markets	2.0		2,200,914
Oil, Gas & Consumable Fuels	1.7		1,854,739
Health Care Providers & Services	1.6		1,766,417
Insurance	1.4		1,509,014
Diversified Telecommunication Services	1.4		1,468,804
Electric Utilities	1.3		1,437,863
Media	1.3		1,367,293
Beverages	1.1		1,149,564
Consumer Finance	1.0		1,105,976
Food Products	0.8		905,396
Automobiles	0.8		883,839
Health Care Equipment & Supplies	0.8		866,490
Tobacco	0.7		771,785
Semiconductors & Semiconductor Equipment	0.6		663,422
Metals & Mining	0.6		621,530
IT Services	0.5		575,099
Communications Equipment	0.5		544,022
Hotels, Restaurants & Leisure	0.5		536,335
Computers & Peripherals	0.5		522,265
Chemicals	0.4		454,644
Software	0.4		453,963
Energy Equipment & Services	0.3		371,567
Biotechnology	0.3		344,987
Thrifts & Mortgage Finance	0.3		298,897
Independent Power Producers & Energy Traders	0.2		249,156
Household Products	0.2		248,001
Real Estate Investment Trusts	0.2		234,124
Food & Staples Retailing	0.2		223,864
Industrial Conglomerates	0.2		211,042
Road & Rail	0.2		208,623
Internet & Catalog Retail	0.2		200,323
Air Freight & Logistics	0.2		199,894
Multi-Utilities	0.2		199,646
Wireless Telecommunication Services	0.2		172,483
Commercial Services & Supplies	0.1		148,986
Aerospace & Defense	0.1		148,202
Auto Components	0.1		103,928
Purchased Swaption	0.0	(D)	20,483

Investment Securities, at Value	92.2		100,591,489
Short-Term Investments	7.8		8,444,239

Total Investments	100.0%		$109,035,728

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Limited Maturity Bond VP

(formerly, ING Limited Maturity Bond VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$31,289,487	$—	$31,289,487
Mortgage-Backed Securities	—	10,389,882	—	10,389,882
Asset-Backed Securities	—	18,281,515	—	18,281,515
Corporate Debt Securities	—	40,610,122	—	40,610,122
Purchased Swaption	—	20,483	—	20,483
Securities Lending Collateral	5,149,648	—	—	5,149,648
Repurchase Agreement	—	3,294,591	—	3,294,591
Total Investment Securities	$5,149,648	$103,886,080	$—	$109,035,728

Derivative Financial Instruments
Futures Contracts (I)	$4,925	$—	$—	$4,925
Total Derivative Financial Instruments	$4,925	$—	$—	$4,925

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
LIABILITIES
Derivative Financial Instruments
Futures Contracts (I)	$(7,617)	$—	$—	$(7,617)
Total Derivative Financial Instruments	$(7,617)	$—	$—	$(7,617)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of June 30, 2014.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $5,043,183. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(D)	Percentage rounds to less than 0.1%.
(E)	Rate shown reflects the yield at June 30, 2014.
(F)	Aggregate cost for federal income tax purposes is $108,988,781. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $278,132 and $231,185, respectively. Net unrealized appreciation for tax purposes is $46,947.
(G)	Cash in the amount of $88,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(I)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities aggregated $14,230,245, or 13.97% of the portfolio’s net assets.
CMBS	Commercial Mortgage-Backed Securities
CSFB	Credit Suisse First Boston
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over the Counter
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
Re-REMIC	Re-Securitized Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Limited Maturity Bond VP

(formerly, ING Limited Maturity Bond VP)

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment securities, at value (cost: $105,694,190) (including securities loaned of $5,043,183)	$105,741,137
Repurchase agreement, at value (cost: $3,294,591)	3,294,591
Cash on deposit with broker	88,000
Receivables:
Investment securities sold	524,047
Interest	332,959
Securities lending income (net)	5,597
Prepaid expenses	1,744

Total assets	109,988,075

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	59
Investment securities purchased	2,584,511
When-issued securities purchased	343,666
Management and advisory fees	43,220
Distribution and service fees	144
Administration fees	2,161
Transfer agent fees	283
Trustees fees	86
Audit and tax fees	8,239
Legal fees	1,304
Printing and shareholder reports fees	3,938
Variation margin payable on derivative financial instruments	758
Other	523
Collateral for securities on loan	5,149,648

Total liabilities	8,138,540

Net assets	$101,849,535

Net assets consist of:
Capital stock ($0.01 par value)	$101,183
Additional paid-in capital	101,078,738
Undistributed (distributions in excess of) net investment income (loss)	605,512
Undistributed (accumulated) net realized gain (loss)	19,847
Net unrealized appreciation (depreciation) on:
Investment securities	46,947
Futures contracts	(2,692)

Net assets	$101,849,535

Net assets by class:
Initial Class	$101,162,045
Service Class	687,490

Shares outstanding:
Initial Class	10,049,809
Service Class	68,507

Net asset value and offering price per share:
Initial Class	$10.07
Service Class	10.04

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Interest income (net of withholding taxes on foreign interest of $125)	$650,051
Securities lending income (net)	19,175

Total investment income	669,226

Expenses:
Management and advisory	251,655
Distribution and service:
Service Class	781
Administration	12,583
Transfer agent	788
Trustees	1,679
Audit and tax	8,626
Custody	27,971
Legal	1,968
Printing and shareholder reports	2,339
Other	3,822

Total expenses	312,212

Net investment income (loss)	357,014

Net realized gain (loss) on transactions from:
Investment securities	85,654
Futures contracts	15,744

Net realized gain (loss)	101,398

Net change in unrealized appreciation (depreciation) on:
Investment securities	225,663
Futures contracts	(80,267)

Net change in unrealized appreciation (depreciation)	145,396

Net realized and change in unrealized gain (loss)	246,794

Net increase (decrease) in net assets resulting from operations	$603,808

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Limited Maturity Bond VP

(formerly, ING Limited Maturity Bond VP)

STATEMENT OF CHANGES IN NET ASSETS

For the periods ended:

	June 30, 2014 (unaudited)	December 31, 2013 (A)
From operations:
Net investment income (loss)	$357,014	$227,907
Net realized gain (loss)	101,398	(61,101)
Net change in unrealized appreciation (depreciation)	145,396	(101,141)
Net increase (decrease) in net assets resulting from operations	603,808	65,665

Capital share transactions:
Proceeds from shares sold:
Initial Class	115,476	100,387,794
Service Class	96,963	596,291
	212,439	100,984,085
Cost of shares redeemed:
Initial Class	—	(6,310)
Service Class	(5,978)	(4,174)
	(5,978)	(10,484)
Net increase (decrease) in net assets resulting from capital share transactions	206,461	100,973,601
Net increase (decrease) in net assets	810,269	101,039,266

Net assets:
Beginning of period	101,039,266	—
End of period	$101,849,535	$101,039,266
Undistributed (distributions in excess of) net investment income (loss)	$605,512	$248,498

Share activity:
Shares issued:
Initial Class	11,524	10,038,919
Service Class	9,676	59,846
	21,200	10,098,765
Shares redeemed:
Initial Class	—	(634)
Service Class	(597)	(418)
	(597)	(1,052)
Net increase (decrease) in shares outstanding:
Initial Class	11,524	10,038,285
Service Class	9,079	59,428
	20,603	10,097,713

(A)	Commenced operations on May 1, 2013.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Limited Maturity Bond VP

(formerly, ING Limited Maturity Bond VP)

FINANCIAL HIGHLIGHTS

For the periods ended:

For a share outstanding throughout each period	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013 (A)
Net asset value
Beginning of period	$10.01		$10.00
Investment operations
Net investment income (loss) (B)	0.04		0.02
Net realized and unrealized gain (loss)	0.02		(0.01)
Total investment operations	0.06		0.01
Net asset value
End of period	$10.07		$10.01
Total return (C)	0.60	%(D)	0.10	%(D)
Net assets end of period/year (000’s)	$101,162		$100,446
Ratio and supplemental data
Expenses to average net assets	0.62	%(E)	0.63	%(E)
Net investment income (loss) to average net assets	0.71	%(E)	0.34	%(E)
Portfolio turnover rate	196	%(D)	405	%(D)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout each period	Service Class
	June 30, 2014 (unaudited)		December 31, 2013 (A)
Net asset value
Beginning of period	$9.99		$10.00
Investment operations
Net investment income (loss) (B)	0.02		0.01
Net realized and unrealized gain (loss)	0.03		(0.02)
Total investment operations	0.05		(0.01)
Net asset value
End of period	$10.04		$9.99
Total return (C)	0.50	%(D)	(0.10	)%(D)
Net assets end of period/year (000’s)	$688		$593
Ratio and supplemental data
Expenses to average net assets	0.87	%(E)	0.88	%(E)
Net investment income (loss) to average net assets	0.46	%(E)	0.18	%(E)
Portfolio turnover rate	196	%(D)	405	%(D)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Limited Maturity Bond VP

(formerly, ING Limited Maturity Bond VP)

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Effective May 1, 2014, Transamerica ING Limited Maturity Bond VP changed its name to Transamerica Voya Limited Maturity Bond VP (the “Portfolio”). The Portfolio is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio; from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Limited Maturity Bond VP

(formerly, ING Limited Maturity Bond VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

The underlying face amounts of open options and swaptions at June 30, 2014, if any, are listed in the Schedule of Investments.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Limited Maturity Bond VP

(formerly, ING Limited Maturity Bond VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2014, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

When-Issued, forward delivery securities and delayed delivery settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. Government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses on the security.

Open trades, if any, are included in the When-issued securities purchased in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trusts (“REITs”): Dividend income related to a REIT is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Limited Maturity Bond VP

(formerly, ING Limited Maturity Bond VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Limited Maturity Bond VP

(formerly, ING Limited Maturity Bond VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage passthroughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage passthroughs include TBA securities and mortgage passthrough certificates. Generally, TBA securities and mortgage passthroughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Limited Maturity Bond VP

(formerly, ING Limited Maturity Bond VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2014:

	Market Value	% of Net Assets
Transamerica Asset Allocation – Conservative VP	$71,497,000	70.19%
Transamerica Asset Allocation – Moderate VP	29,203,000	28.67
Transamerica Voya Balanced Allocation VP	383,281	0.38
Transamerica Voya Conservative Allocation VP	118,295	0.12
Total	$101,201,576	99.36%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $250 million	0.500%
Over $250 million up to $1 billion	0.475%
Over $1 billion	0.460%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.88%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Limited Maturity Bond VP

(formerly, ING Limited Maturity Bond VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$16,899,104
U.S. Government	182,478,998

Proceeds from maturities and sales of securities:
Long-term	11,926,858
U.S. Government	186,138,888

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at December 31, 2013	Ending number of positions at June 30, 2014	Average number of positions (A)
Futures contracts	2	2	2
Purchased options and swaptions	—	1	1	(B)

(A)	Calculated based on positions held at each month end during the current period.
(B)	Although there were no open positions at the beginning and/or the end of the period the Portfolio periodically invested in this derivative during the period.

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Total
Asset derivatives
Purchased options and swaptions, at value (A) (B)	$20,483	$20,483
Unrealized appreciation on futures contracts (B) (C)	4,925	4,925
Total gross amount of assets (D)	$25,408	$25,408
Liability derivatives
Unrealized depreciation on futures contracts (B) (C)	$(7,617)	$(7,617)
Total gross amount of liabilities (D)	$(7,617)	$(7,617)

(A)	Included within Investment securities, at value.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Includes cumulative appreciation (depreciation) on futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(D)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Limited Maturity Bond VP

(formerly, ING Limited Maturity Bond VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

The following tables present the Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2014:

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Financial Assets and Derivative Assets, and Collateral Received as of June 30, 2014:

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Received (B)	Net Amount (not less than $0)
Credit Suisse International	$20,483	$—	$—	$20,483
Other Derivatives (C)	4,925	—	—	4,925
Total	$25,408	$—	$—	$25,408

Financial Liabilities and Derivative Liabilities, and Collateral Pledged as of June 30, 2014:

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Pledged (B)	Net Amount (not less than $0)
Other Derivatives (C)	$7,617	$—	$—	$7,617
Total	$7,617	$—	$—	$7,617

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$15,744	$15,744
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options and swaptions (A)	(7,618)	(7,618)
Net change in unrealized appreciation (depreciation) on futures contracts	(80,267)	(80,267)
Total	$(72,141)	$(72,141)

(A)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.

For non-exchange traded derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Limited Maturity Bond VP

(formerly, ING Limited Maturity Bond VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 6. (continued)

taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Limited Maturity Bond VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Voya Limited Maturity Bond VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Voya Investment Management Co. LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.
The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the performance of the Portfolio since its recent inception in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for the period ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe since inception. The Board also noted that the performance of the Initial Class of the Portfolio was below its benchmark since inception. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Limited Maturity Bond VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Limited Maturity Bond VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Mid Cap Opportunities VP

(formerly, ING Mid Cap Opportunities VP)

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica Voya Mid Cap Opportunities VP
Initial Class	$1,000.00	$1,022.00	$4.56	$1,020.30	$4.56	0.91%
Service Class	1,000.00	1,020.30	5.81	1,019.00	5.81	1.16

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	98.3%
Securities Lending Collateral	21.0
Repurchase Agreement	1.6
Other Assets and Liabilities - Net	(20.9)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Mid Cap Opportunities VP

(formerly, ING Mid Cap Opportunities VP)

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Airlines - 2.0%
Southwest Airlines Co.	117,890	$ 3,166,525
Auto Components - 1.0%
Delphi Automotive PLC - Class A	22,860	1,571,396
Beverages - 3.6%
Coca-Cola Enterprises, Inc.	34,520	1,649,366
Molson Coors Brewing Co. - Class B	28,120	2,085,379
Monster Beverage Corp. (A)	26,710	1,897,211
Biotechnology - 0.7%
Vertex Pharmaceuticals, Inc. (A) (B)	11,740	1,111,543
Capital Markets - 3.2%
Affiliated Managers Group, Inc. (A)	13,220	2,715,388
Ameriprise Financial, Inc.	19,400	2,328,000
Chemicals - 2.9%
Eastman Chemical Co.	29,700	2,594,295
WR Grace & Co. (A)	19,650	1,857,515
Commercial Services & Supplies - 2.6%
KAR Auction Services, Inc.	51,290	1,634,612
Waste Connections, Inc.	50,990	2,475,565
Communications Equipment - 3.0%
F5 Networks, Inc. - Class B (A) (B)	23,100	2,574,264
Palo Alto Networks, Inc. (A) (B)	25,880	2,170,038
Construction & Engineering - 1.4%
Quanta Services, Inc. (A)	65,040	2,249,083
Containers & Packaging - 1.8%
Packaging Corp. of America	38,230	2,733,063
Diversified Financial Services - 1.4%
Intercontinental Exchange, Inc.	11,480	2,168,572
Electrical Equipment - 2.9%
AMETEK, Inc. - Class A	59,720	3,122,162
Generac Holdings, Inc. (A) (B)	29,860	1,455,376
Energy Equipment & Services - 2.4%
Cameron International Corp. (A)	30,770	2,083,437
Helmerich & Payne, Inc. (B)	13,960	1,620,895
Food & Staples Retailing - 0.9%
Rite Aid Corp. (A)	110,200	790,134
Sprouts Farmers Market, Inc. (A)	18,227	596,388
Food Products - 3.4%
Hershey Co.	19,300	1,879,241
Hillshire Brands Co.	12,940	806,162
Mead Johnson Nutrition Co. - Class A	27,420	2,554,721
Gas Utilities - 1.0%
EQT Corp.	15,020	1,605,638
Health Care Equipment & Supplies - 2.5%
DexCom, Inc. (A) (B)	23,550	933,993
St. Jude Medical, Inc.	41,750	2,891,188
Health Care Providers & Services - 3.2%
Henry Schein, Inc. (A) (B)	16,890	2,004,336
Premier, Inc. - Class A (A)	38,306	1,110,874
Universal Health Services, Inc. - Class B	19,250	1,843,380
Hotels, Restaurants & Leisure - 6.4%
Brinker International, Inc. (B)	54,820	2,666,993
Chipotle Mexican Grill, Inc. - Class A (A) (B)	6,090	3,608,386
Hilton Worldwide Holdings, Inc. (A)	68,865	1,604,555
Marriott International, Inc. - Class A (B)	32,793	2,102,031
Household Durables - 3.2%
Jarden Corp. (A)	46,420	2,755,027
Newell Rubbermaid, Inc. (B)	69,780	2,162,482

	Shares	Value
Industrial Conglomerates - 1.5%
Roper Industries, Inc.	16,340	$ 2,385,803
Insurance - 3.1%
AON PLC	17,160	1,545,945
Arthur J. Gallagher & Co.	49,540	2,308,564
Lincoln National Corp.	19,910	1,024,170
IT Services - 2.6%
Broadridge Financial Solutions, Inc.	49,220	2,049,521
Gartner, Inc. (A) (B)	27,876	1,965,815
Life Sciences Tools & Services - 2.1%
Agilent Technologies, Inc.	27,420	1,575,005
Covance, Inc. (A) (B)	20,000	1,711,600
Machinery - 3.5%
Ingersoll-Rand PLC	34,270	2,142,218
Oshkosh Corp.	32,110	1,783,068
Pentair PLC	20,060	1,446,727
Media - 3.1%
Discovery Communications, Inc. - Class C (A) (B)	8,190	594,512
Discovery Communications, Inc. - Series A (A)	29,840	2,216,515
Starz - Class A (A) (B)	67,326	2,005,642
Multiline Retail - 1.5%
Macy’s, Inc.	40,260	2,335,885
Oil, Gas & Consumable Fuels - 3.7%
Cabot Oil & Gas Corp. (B)	65,550	2,237,877
Oasis Petroleum, Inc. (A) (B)	34,150	1,908,644
SM Energy Co. (B)	19,690	1,655,929
Pharmaceuticals - 3.2%
Actavis PLC (A) (B)	6,270	1,398,524
Mylan, Inc. (A)	48,761	2,514,117
Perrigo Co. PLC	7,650	1,115,064
Professional Services - 1.7%
Equifax, Inc. (B)	26,380	1,913,605
Nielsen NV	16,410	794,408
Real Estate Investment Trusts - 1.5%
Corrections Corp. of America (B)	27,740	911,259
Extra Space Storage, Inc.	27,840	1,482,480
Semiconductors & Semiconductor Equipment - 4.9%
Analog Devices, Inc. - Class A	28,100	1,519,367
Cavium, Inc. (A) (B)	32,283	1,603,174
Microchip Technology, Inc. (B)	41,740	2,037,329
Xilinx, Inc.	53,190	2,516,419
Software - 6.7%
Check Point Software Technologies, Ltd. - Class A (A) (B)	22,370	1,499,461
Informatica Corp. (A)	69,170	2,465,910
Intuit, Inc.	44,920	3,617,408
Red Hat, Inc. (A)	28,340	1,566,352
SolarWinds, Inc. (A)	31,690	1,225,135
Specialty Retail - 5.3%
Foot Locker, Inc.	30,970	1,570,798
Gap, Inc. - Class A	59,920	2,490,875
Ross Stores, Inc.	26,130	1,727,977
Ulta Salon Cosmetics & Fragrance, Inc. (A)	26,920	2,460,757
Textiles, Apparel & Luxury Goods - 2.0%
Michael Kors Holdings, Ltd. (A)	35,520	3,148,848
Trading Companies & Distributors - 1.0%
WESCO International, Inc. (A) (B)	17,410	1,503,876

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Mid Cap Opportunities VP

(formerly, ING Mid Cap Opportunities VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Wireless Telecommunication Services - 1.4%
SBA Communications Corp. - Class A (A) (B)	20,810	$ 2,128,863

Total Common Stocks (cost $138,180,148)		153,284,660

SECURITIES LENDING COLLATERAL - 21.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	32,616,060	32,616,060

Total Securities Lending Collateral (cost $32,616,060)		32,616,060

Principal	Value
REPURCHASE AGREEMENT - 1.6%

State Street Bank & Trust Co. 0.01% (C), dated 06/30/2014, to be repurchased at $2,543,748 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $2,596,877.

$ 2,543,747	$ 2,543,747

Total Repurchase Agreement (cost $2,543,747)	2,543,747

Total Investment Securities (cost $173,339,955) (D)	188,444,467
Other Assets and Liabilities - Net - (20.9)%	(32,539,163)

Net Assets - 100.0%	$ 155,905,304

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Common Stocks	$153,284,660	$—	$—	$153,284,660
Securities Lending Collateral	32,616,060	—	—	32,616,060
Repurchase Agreement	—	2,543,747	—	2,543,747
Total Investment Securities	$185,900,720	$2,543,747	$—	$188,444,467

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $31,900,509. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at June 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $173,339,955. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $16,640,013 and $1,535,501, respectively. Net unrealized appreciation for tax purposes is $15,104,512.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Mid Cap Opportunities VP

(formerly, ING Mid Cap Opportunities VP)

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment securities, at value (cost: $170,796,208) (including securities loaned of $31,900,509)	$185,900,720
Repurchase agreement, at value (cost: $2,543,747)	2,543,747
Receivables:
Investment securities sold	2,978,365
Interest	1
Dividends	113,405
Securities lending income (net)	4,886
Prepaid expenses	2,109

Total assets	191,543,233

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	25
Investment securities purchased	2,896,170
Management and advisory fees	108,265
Distribution and service fees	74
Administration fees	3,282
Transfer agent fees	388
Trustees fees	125
Audit and tax fees	7,038
Custody fees	926
Legal fees	1,750
Printing and shareholder reports fees	3,102
Other	724
Collateral for securities on loan	32,616,060

Total liabilities	35,637,929

Net assets	$155,905,304

Net assets consist of:
Capital stock ($0.01 par value)	$128,853
Additional paid-in capital	129,761,205
Undistributed (distributions in excess of) net investment income (loss)	686,380
Undistributed (accumulated) net realized gain (loss)	10,224,354
Net unrealized appreciation (depreciation) on:
Investment securities	15,104,512

Net assets	$155,905,304

Net assets by class:
Initial Class	$155,516,972
Service Class	388,332

Shares outstanding:
Initial Class	12,853,104
Service Class	32,187

Net asset value and offering price per share:
Initial Class	$12.10
Service Class	12.06

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income	$1,241,913
Interest income	141
Securities lending income (net)	28,898

Total investment income	1,270,952

Expenses:
Management and advisory	619,269
Distribution and service:
Service Class	373
Administration	18,768
Transfer agent	1,163
Trustees	2,525
Audit and tax	7,740
Custody	23,874
Legal	2,829
Printing and shareholder reports	2,494
Other	5,629

Total expenses	684,664

Net investment income (loss)	586,288

Net realized gain (loss) on transactions from:
Investment securities	7,362,081

Net realized gain (loss)	7,362,081

Net change in unrealized appreciation (depreciation) on:
Investment securities	(4,587,598)

Net change in unrealized appreciation (depreciation)	(4,587,598)

Net realized and change in unrealized gain (loss)	2,774,483

Net increase (decrease) in net assets resulting from operations	$3,360,771

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Mid Cap Opportunities VP

(formerly, ING Mid Cap Opportunities VP)

STATEMENT OF CHANGES IN NET ASSETS

For the periods ended:

	June 30, 2014 (unaudited)	December 31, 2013 (A)
From operations:
Net investment income (loss)	$586,288	$104,826
Net realized gain (loss)	7,362,081	2,857,456
Net change in unrealized appreciation (depreciation)	(4,587,598)	19,692,110
Net increase (decrease) in net assets resulting from operations	3,360,771	22,654,392

Capital share transactions:
Proceeds from shares sold:
Initial Class	125,990	129,432,138
Service Class	129,545	247,766
	255,535	129,679,904
Cost of shares redeemed:
Initial Class	—	(16,291)
Service Class	(24,633)	(4,374)
	(24,633)	(20,665)
Net increase (decrease) in net assets resulting from capital share transactions	230,902	129,659,239
Net increase (decrease) in net assets	3,591,673	152,313,631

Net assets:
Beginning of period	152,313,631	—
End of period	$155,905,304	$152,313,631
Undistributed (distributions in excess of) net investment income (loss)	$686,380	$100,092

Share activity:
Shares issued:
Initial Class	10,732	12,843,881
Service Class	11,012	23,670
	21,744	12,867,551
Shares redeemed:
Initial Class	—	(1,509)
Service Class	(2,103)	(392)
	(2,103)	(1,901)

Net increase (decrease) in shares outstanding:
Initial Class	10,732	12,842,372
Service Class	8,909	23,278
	19,641	12,865,650

(A)	Commenced operations on May 1, 2013.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Mid Cap Opportunities VP

(formerly, ING Mid Cap Opportunities VP)

FINANCIAL HIGHLIGHTS

For the periods ended:

For a share outstanding throughout each period	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013 (A)
Net asset value
Beginning of period	$11.84		$10.00
Investment operations
Net investment income (loss) (B)	0.05		0.01
Net realized and unrealized gain (loss)	0.21		1.83
Total investment operations	0.26		1.84
Net asset value
End of period	$12.10		$11.84
Total return (C)	2.20	%(D)	18.40	%(D)
Net assets end of period (000’s)	$155,517		$152,039
Ratio and supplemental data
Expenses to average net assets	0.91	%(E)	0.91	%(E)
Net investment income (loss) to average net assets	0.78	%(E)	0.12	%(E)
Portfolio turnover rate	55	%(D)	56	%(D)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout each period	Service Class
	June 30, 2014 (unaudited)		December 31, 2013 (A)
Net asset value
Beginning of period	$11.82		$10.00
Investment operations
Net investment income (loss) (B)	0.03		(0.01)
Net realized and unrealized gain (loss)	0.21		1.83
Total investment operations	0.24		1.82
Net asset value
End of period	$12.06		$11.82
Total return (C)	2.03	%(D)	18.20	%(D)
Net assets end of period (000’s)	$388		$275
Ratio and supplemental data
Expenses to average net assets	1.16	%(E)	1.16	%(E)
Net investment income (loss) to average net assets	0.49	%(E)	(0.16)	%(E)
Portfolio turnover rate	55	%(D)	56	%(D)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Mid Cap Opportunities VP

(formerly, ING Mid Cap Opportunities VP)

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Effective May 1, 2014, Transamerica ING Mid Cap Opportunities VP changed its name to Transamerica Voya Mid Cap Opportunities VP (the “Portfolio”). The Portfolio is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio; from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Mid Cap Opportunities VP

(formerly, ING Mid Cap Opportunities VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trusts (“REITs”): Dividend income related to a REIT is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Mid Cap Opportunities VP

(formerly, ING Mid Cap Opportunities VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Mid Cap Opportunities VP

(formerly, ING Mid Cap Opportunities VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2014:

	Market Value	% of Net Assets
Transamerica Asset Allocation – Conservative VP	$26,460,851	16.97%
Transamerica Asset Allocation – Growth VP	11,702,128	7.51
Transamerica Asset Allocation – Moderate Growth VP	59,903,191	38.41
Transamerica Asset Allocation – Moderate VP	56,870,000	36.48
Transamerica Voya Balanced Allocation VP	325,390	0.21
Transamerica Voya Conservative Allocation VP	31,499	0.02
Transamerica Voya Moderate Growth Allocation VP	229,498	0.15
Total	$155,522,557	99.75%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Mid Cap Opportunities VP

(formerly, ING Mid Cap Opportunities VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $100 million	0.830%
Over $100 million up to $1 billion	0.815%
Over $1 billion	0.800%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
1.15%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Mid Cap Opportunities VP

(formerly, ING Mid Cap Opportunities VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$84,300,765
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	82,978,865
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Mid Cap Opportunities VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Voya Mid Cap Opportunities VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Voya Investment Management Co. LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the performance of the Portfolio since its recent inception in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for the period ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe since inception. The Board also noted that the performance of the Initial Class of the Portfolio was below its benchmark since inception.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Mid Cap Opportunities VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Mid Cap Opportunities VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Moderate Growth Allocation VP

(formerly, Transamerica ING Moderate Growth Allocation VP)

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica Voya Moderate Growth Allocation VP
Service Class	$1,000.00	$1,029.70	$7.35	$1,017.60	$7.30	1.46%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
U.S. Equity	44.0%
Global/International Equity	32.8
Fixed Income	8.2
Repurchase Agreement	6.4
Tactical and Specialty	4.5
Inflation-Protected Securities	2.6
Alternative Investments	1.5
Other Assets and Liabilities - Net	(0.0)*
Total	100.0%

*	Percentage rounds to less than 0.1%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Moderate Growth Allocation VP

(formerly, Transamerica ING Moderate Growth Allocation VP)

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 93.6%
Alternative Investments - 1.5%
Transamerica MLP & Energy Income (A)	6,920	$ 84,287
Fixed Income - 8.2%
Transamerica Core Bond (A)	2,518	25,607
Transamerica Global Bond (A)	13,486	139,850
Transamerica High Yield Bond (A)	18,709	186,152
Transamerica Money Market (A)	2,552	2,552
Transamerica PIMCO Total Return VP (B)	3,044	35,830
Transamerica Short-Term Bond (A)	2,379	24,390
Transamerica Voya Intermediate Bond VP (B) (C)	3,593	36,254
Global/International Equity - 32.8%
Transamerica Clarion Global Real Estate Securities VP (B)	9,409	122,689
Transamerica Developing Markets Equity (A)	36,671	462,055
Transamerica Income & Growth (A)	43,809	495,922
Transamerica International (A)	3,136	35,253
Transamerica International Small Cap (A)	44,791	488,665
Transamerica Value (A)	6,270	191,419
Inflation-Protected Securities - 2.6%
Transamerica Inflation Opportunities (A)	13,677	139,236
Tactical and Specialty - 4.5%
Transamerica Bond (A)	22,626	246,848
U.S. Equity - 44.0%
Transamerica Capital Growth (A)	12,781	206,798
Transamerica Dividend Focused (A)	35,661	467,517
Transamerica Growth Opportunities (A)	8,560	101,865
Transamerica JPMorgan Mid Cap Value VP (B)	12,790	290,846
Transamerica Large Cap Value (A)	30,225	400,482
Transamerica Small Cap Growth (A)	12,971	167,971

	Shares	Value
U.S. Equity (continued)
Transamerica Small Cap Value (A)	20,766	$ 279,308
Transamerica Systematic Small/Mid Cap Value VP (B)	7,573	189,241
Transamerica Voya Large Cap Growth VP (B) (C)	6,082	76,083
Transamerica Voya Mid Cap Opportunities VP (B) (C)	18,967	229,498

Total Investment Companies (cost $4,903,919)		5,126,618

	Principal	Value
REPURCHASE AGREEMENT - 6.4%
State Street Bank & Trust Co. 0.01% (D), dated 06/30/2014, to be repurchased at $352,779 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $361,470.	$ 352,779	352,779

Total Repurchase Agreement (cost $352,779)		352,779

Total Investment Securities (cost $5,256,698) (E)		5,479,397
Other Assets and Liabilities - Net - (0.0)% (F)		(2,405)

Net Assets - 100.0%		$ 5,476,992

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Investment Companies	$5,126,618	$—	$—	$5,126,618
Repurchase Agreement	—	352,779	—	352,779
Total Investment Securities	$5,126,618	$352,779	$—	$5,479,397

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of the Transamerica Series Trust.
(C)	Non-income producing security.
(D)	Rate shown reflects the yield at June 30, 2014.
(E)	Aggregate cost for federal income tax purposes is $5,256,698. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $227,647 and $4,948, respectively. Net unrealized appreciation for tax purposes is $222,699.
(F)	Percentage rounds to less than 0.1%.
(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Moderate Growth Allocation VP

(formerly, Transamerica ING Moderate Growth Allocation VP)

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investments in affiliated investment companies, at value (cost: $4,903,919)	$5,126,618
Repurchase agreement, at value (cost: $352,779)	352,779
Receivables:
Shares sold	11,854
Dividends	8
Prepaid expenses	19

Total assets	5,491,278

Liabilities:
Accounts payable and accrued liabilities:
Management and advisory fees	3,248
Distribution and service fees	1,109
Administration fees	111
Transfer agent fees	3
Trustees fees	4
Audit and tax fees	6,859
Custody fees	671
Legal fees	5
Printing and shareholder reports fees	2,260
Other	16

Total liabilities	14,286

Net assets	$5,476,992

Net assets consist of:
Capital stock ($0.01 par value)	$4,781
Additional paid-in capital	5,114,510
Undistributed (distributions in excess of) net investment income (loss)	51,503
Undistributed (accumulated) net realized gain (loss)	83,499
Net unrealized appreciation (depreciation) on:
Affiliated investment companies	222,699

Net assets	$5,476,992

Shares outstanding	478,137

Net asset value and offering price per share	$11.45

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income from affiliated investment companies	$30,638
Interest income	15

Total investment income	30,653

Expenses:
Management and advisory	2,125
Distribution and service	5,314
Administration	531
Transfer agent	27
Trustees	68
Audit and tax	6,596
Custody	5,159
Legal	47
Printing and shareholder reports	1,055
Other	128

Total expenses	21,050

Expenses (waived/reimbursed) recaptured	9,983

Net expenses	31,033

Net investment income (loss)	(380)

Net realized gain (loss) on transactions from:
Affiliated investment companies	15,764
Distributions from affiliated investment companies	8,142

Net realized gain (loss)	23,906

Net change in unrealized appreciation (depreciation) on:
Affiliated investment companies	129,197

Net change in unrealized appreciation (depreciation)	129,197

Net realized and change in unrealized gain (loss)	153,103

Net increase (decrease) in net assets resulting from operations	$152,723

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Moderate Growth Allocation VP

(formerly, Transamerica ING Moderate Growth Allocation VP)

STATEMENT OF CHANGES IN NET ASSETS

For the period ended:

	June 30, 2014 (unaudited)	December 31, 2013 (A)
From operations:
Net investment income (loss)	$(380)	$51,981
Net realized gain (loss)	23,906	59,446
Net change in unrealized appreciation (depreciation)	129,197	93,502
Net increase (decrease) in net assets resulting from operations	152,723	204,929

Capital share transactions:
Proceeds from shares sold	1,904,076	3,544,677
Cost of shares redeemed	(49,412)	(280,001)
Net increase (decrease) in net assets resulting from capital share transactions	1,854,664	3,264,676
Net increase (decrease) in net assets	2,007,387	3,469,605

Net assets:
Beginning of period	3,469,605	—
End of period	$5,476,992	$3,469,605
Undistributed (distributions in excess of) net investment income (loss)	$51,503	$51,883

Share activity:
Shares issued	170,697	338,935
Shares redeemed	(4,446)	(27,049)
Net increase (decrease) in shares outstanding	166,251	311,886

(A)	Commenced operations on May 1, 2013.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Moderate Growth Allocation VP

(formerly, Transamerica ING Moderate Growth Allocation VP)

FINANCIAL HIGHLIGHTS

For the period ended:

For a share outstanding throughout each period/year	June 30, 2014 (unaudited)		December 31, 2013 (A)
Net asset value
Beginning of period	$11.12		$10.00
Investment operations
Net investment income (loss) (B) (C)	—	(D)	0.36
Net realized and unrealized gain (loss)	0.33		0.76
Total investment operations	0.33		1.12
Net asset value
End of period	$11.45		$11.12
Total return (E)	2.97	%(F)	11.20	%(F)
Net assets end of period (000’s)	$5,477		$3,470
Ratio and supplemental data
Expenses to average net assets (G)
After (waiver/reimbursement) recapture	1.46	%(H)	1.46	%(H)
Before (waiver/reimbursement) recapture	0.99	%(H)	2.59	%(H)
Net investment income (loss) to average net assets (C)	(0.02	)%(H)	5.01	%(H)
Portfolio turnover rate (I)	60	%(F)	31	%(F)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the investment companies in which the portfolio invests.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies in which the portfolio invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies in which the portfolio invests.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Moderate Growth Allocation VP

(formerly, Transamerica ING Moderate Growth Allocation VP)

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Effective May 1, 2014, Transamerica ING Moderate Growth Allocation VP changed its name to Transamerica Voya Moderate Growth Allocation VP (the “Portfolio”). The Portfolio is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers one class of shares: Service Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Moderate Growth Allocation VP

(formerly, Transamerica ING Moderate Growth Allocation VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Moderate Growth Allocation VP

(formerly, Transamerica ING Moderate Growth Allocation VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management, LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Moderate Growth Allocation VP

(formerly, Transamerica ING Moderate Growth Allocation VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

Effective May 1, 2014
First $10 billion	0.100%
Over $10 billion	0.090%

Prior to May 1, 2014
0.100% of ANA

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
1.21%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, the amount recaptured by TAM was $9,983.

The following amounts are available for recapture by TAM as of June 30, 2014:

Amount Available	Year Reimbursed
$1,730	2013

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% of Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Moderate Growth Allocation VP

(formerly, Transamerica ING Moderate Growth Allocation VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of affiliated investments purchased and proceeds from affiliated investments sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of affiliated investments:	$3,988,696
Proceeds from maturities and sales of affiliated investments:	2,459,977

There were no transactions in U.S. Government securities during the period ended June 30, 2014.

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Moderate Growth Allocation VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Voya Moderate Growth Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement are reasonable and that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and TAM’s management oversight process.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Portfolio’s sub-adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the performance of the Portfolio since its recent inception in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2013.

The Board noted that the performance of the Service Class of the Portfolio was above the median for its peer universe since inception. The Board also noted that the performance of the Service Class of the Portfolio was above its composite benchmark since inception. The Trustees also noted that they had recently approved a sub-advisory agreement with a new sub-adviser, but that the portfolio management team had remained the same.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Moderate Growth Allocation VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Investment Advisory Fee and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Portfolio’s sub-adviser for sub-advisory services and the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Service Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM and its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica Voya Moderate Growth Allocation VP

RESULTS OF CONTRACT HOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of contract holders and to provide final results. Accordingly, at the special meeting of contract holders held on April 11, 2014, the Board of Trustees of the Portfolios solicited a vote by the contract holders for the following item:

Proxy II - Proposal X: The approval of a new sub-advisory agreement with Aegon USA Investment Management, LLC, an affiliate of TAM.

Record Date - February 7, 2014	Shares Voted	% of Voted	% of Total
For	320,115.682	100.000	100.000
Against	0.000	0.000	0.000
Abstain	0.000	0.000	0.000
Broker Non-Vote	0.000	0.000	0.000
Total	320,115.682	100.000	100.000

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica WMC Diversified Growth II VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica WMC Diversified Growth II VP	$1,000.00	$1,040.90	$1.52	$1,023.30	$1.51	0.30%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	96.5%
Securities Lending Collateral	24.6
Repurchase Agreement	3.5
Other Assets and Liabilities - Net	(24.6)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica WMC Diversified Growth II VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 96.5%
Aerospace & Defense - 4.6%
Boeing Co. (A)	1,762	$ 224,179
Honeywell International, Inc.	1,854	172,329
United Technologies Corp.	1,781	205,617
Air Freight & Logistics - 1.5%
Expeditors International of Washington, Inc. (A)	950	41,952
United Parcel Service, Inc. - Class B (A)	1,471	151,013
Beverages - 1.7%
Anheuser-Busch InBev NV - ADR	1,646	189,191
Monster Beverage Corp. (A) (B)	459	32,603
Biotechnology - 4.0%
Amgen, Inc.	1,621	191,878
Celgene Corp. (A) (B)	1,134	97,388
Gilead Sciences, Inc. (A) (B)	2,354	195,170
Vertex Pharmaceuticals, Inc. (A) (B)	465	44,026
Capital Markets - 0.5%
Waddell & Reed Financial, Inc. - Class A	1,117	69,913
Chemicals - 0.8%
Sherwin-Williams Co.	476	98,489
Commercial Banks - 0.6%
Itau Unibanco Holding SA - ADR	5,757	82,786
Commercial Services & Supplies - 0.4%
Tyco International, Ltd.	1,223	55,769
Communications Equipment - 4.7%
Cisco Systems, Inc.	6,572	163,314
F5 Networks, Inc. - Class B (A) (B)	1,308	145,764
QUALCOMM, Inc.	3,865	306,108
Computers & Peripherals - 5.0%
Apple, Inc.	3,776	350,904
NetApp, Inc.	1,114	40,683
SanDisk Corp. (A)	1,407	146,933
Western Digital Corp.	1,236	114,083
Consumer Finance - 1.7%
American Express Co.	2,346	222,565
Diversified Financial Services - 2.1%
Bank of America Corp.	8,211	126,203
Intercontinental Exchange, Inc.	422	79,716
JPMorgan Chase & Co.	1,178	67,876
Diversified Telecommunication Services - 2.8%
Verizon Communications, Inc. (A)	7,472	365,605
Electrical Equipment - 0.8%
Rockwell Automation, Inc. - Class B (A)	880	110,141
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	1,697	126,342
National Oilwell Varco, Inc.	2,029	167,088
Oceaneering International, Inc.	680	53,128
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	970	111,705
CVS Caremark Corp.	1,876	141,394
Food Products - 2.5%
Keurig Green Mountain, Inc. (A)	858	106,915
Mondelez International, Inc. - Class A	5,903	222,012
Health Care Equipment & Supplies - 4.4%
Becton Dickinson and Co. (A)	1,193	141,132
CR Bard, Inc. (A)	987	141,151
Medtronic, Inc. (A)	2,685	171,196
Zimmer Holdings, Inc. - Class A	1,175	122,035
Health Care Providers & Services - 2.6%
Aetna, Inc.	1,958	158,755

	Shares	Value
Health Care Providers & Services (continued)
Express Scripts Holding Co. (A) (B)	1,636	$ 113,424
HCA Holdings, Inc. (B)	1,149	64,780
Hotels, Restaurants & Leisure - 2.3%
Starwood Hotels & Resorts Worldwide, Inc.	1,308	105,712
Wyndham Worldwide Corp.	1,615	122,288
Wynn Resorts, Ltd. (A)	382	79,288
Household Durables - 0.9%
PulteGroup, Inc. (A)	6,182	124,629
Industrial Conglomerates - 2.3%
3M Co. (A)	746	106,857
Danaher Corp.	2,418	190,369
Internet & Catalog Retail - 1.6%
Expedia, Inc. (A)	944	74,349
Priceline Group, Inc. (B)	116	139,548
Internet Software & Services - 5.0%
Facebook, Inc. - Class A (A) (B)	1,500	100,935
Google, Inc. - Class A (B)	237	138,567
Google, Inc. - Class C (A) (B)	485	279,011
IAC/InterActiveCorp	1,447	100,176
Yahoo! Inc. (B)	1,308	45,950
IT Services - 2.5%
Alliance Data Systems Corp. (A) (B)	269	75,656
Paychex, Inc.	1,633	67,868
Visa, Inc. - Class A (A)	872	183,739
Machinery - 2.6%
Dover Corp.	1,101	100,136
Illinois Tool Works, Inc. - Class A (A)	1,262	110,501
Parker Hannifin Corp.	1,035	130,130
Media - 4.4%
Comcast Corp. - Class A	4,596	246,713
DIRECTV (B)	1,386	117,824
Discovery Communications, Inc. - Series A (A) (B)	878	65,218
Omnicom Group, Inc. (A)	1,017	72,431
Scripps Networks Interactive, Inc. - Class A (A)	944	76,596
Oil, Gas & Consumable Fuels - 4.1%
Apache Corp. (A)	1,742	175,280
Cabot Oil & Gas Corp. (A)	2,963	101,157
Devon Energy Corp. - Class A	2,371	188,257
Valero Energy Corp. (A)	1,517	76,002
Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co.	1,693	82,127
Eli Lilly & Co.	2,981	185,329
Johnson & Johnson	1,711	179,005
Merck & Co., Inc. (A)	2,459	142,253
Salix Pharmaceuticals, Ltd. (B)	283	34,908
Semiconductors & Semiconductor Equipment - 5.8%
Altera Corp. (A)	5,588	194,239
Broadcom Corp. - Class A	819	30,401
Linear Technology Corp. (A)	1,455	68,487
Maxim Integrated Products, Inc. - Class A	4,432	149,846
Microchip Technology, Inc. (A)	1,993	97,278
Skyworks Solutions, Inc.	2,279	107,022
Xilinx, Inc.	2,341	110,753
Software - 10.3%
Check Point Software Technologies, Ltd. - Class A (A) (B)	2,087	139,892
Informatica Corp. (A) (B)	982	35,008
Intuit, Inc. (A)	1,592	128,204
Microsoft Corp.	14,336	597,811
Oracle Corp.	11,224	454,909

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica WMC Diversified Growth II VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Specialty Retail - 3.5%
Home Depot, Inc.	2,639	$ 213,653
Lowe’s Cos., Inc. (A)	2,506	120,263
O’Reilly Automotive, Inc. (B)	826	124,396
Tobacco - 1.2%
Philip Morris International, Inc.	1,894	159,683
Trading Companies & Distributors - 0.1%
NOW, Inc. (A) (B)	491	17,779

Total Common Stocks (cost $10,122,122)		12,701,688

SECURITIES LENDING COLLATERAL - 24.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	3,237,213	3,237,213

Total Securities Lending Collateral (cost $3,237,213)		3,237,213

Principal	Value
REPURCHASE AGREEMENT - 3.5%

State Street Bank & Trust Co.
0.01% (C), dated 06/30/2014, to be repurchased at $465,085 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/01/2033, and with a value of $475,062.

$ 465,085	$ 465,085

Total Repurchase Agreement (cost $465,085)	465,085

Total Investment Securities (cost $13,824,420) (D)	16,403,986
Other Assets and Liabilities - Net - (24.6)%	(3,235,836)

Net Assets - 100.0%	$ 13,168,150

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Common Stocks	$12,701,688	$—	$—	$12,701,688
Securities Lending Collateral	3,237,213	—	—	3,237,213
Repurchase Agreement	—	465,085	—	465,085
Total Investment Securities	$15,938,901	$465,085	$—	$16,403,986

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $3,167,413. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at June 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $13,824,420. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $2,640,226 and $60,660, respectively. Net unrealized appreciation for tax purposes is $2,579,566.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica WMC Diversified Growth II VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment securities, at value (cost: $13,359,335) (including securities loaned of $3,167,413)	$15,938,901
Repurchase agreement, at value (cost: $465,085)	465,085
Receivables:
Due from adviser	4,145
Dividends	7,130
Securities lending income (net)	431
Prepaid expenses	179

Total assets	16,415,871

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	1,078
Investment securities purchased	25
Administration fees	278
Transfer agent fees	33
Trustees fees	11
Audit and tax fees	7,030
Custody fees	851
Legal fees	171
Printing and shareholder reports fees	952
Other	79
Collateral for securities on loan	3,237,213

Total liabilities	3,247,721

Net assets	$13,168,150

Net assets consist of:
Capital stock ($0.01 par value)	$13,993
Additional paid-in capital	7,502,356
Undistributed (distributions in excess of) net investment income (loss)	240,661
Undistributed (accumulated) net realized gain (loss)	2,831,574
Net unrealized appreciation (depreciation) on:
Investment securities	2,579,566

Net assets	$13,168,150

Shares outstanding	1,399,295

Net asset value and offering price per share	$9.41

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income (net of withholding taxes on foreign dividends of $408)	$92,517
Interest income	14
Securities lending income (net)	2,436

Total investment income	94,967

Expenses:
Management and advisory	19,135
Administration	1,594
Transfer agent	99
Trustees	225
Audit and tax	6,646
Custody	30,220
Legal	243
Printing and shareholder reports	571
Other	491

Total expenses	59,224

Expenses (waived/reimbursed) recaptured	(40,090)

Net expenses	19,134

Net investment income (loss)	75,833

Net realized gain (loss) on transactions from:
Investment securities	1,246,019

Net realized gain (loss)	1,246,019

Net change in unrealized appreciation (depreciation) on:
Investment securities	(803,772)

Net change in unrealized appreciation (depreciation)	(803,772)

Net realized and change in unrealized gain (loss)	442,247

Net increase (decrease) in net assets resulting from operations	$518,080

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica WMC Diversified Growth II VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$75,833	$165,832
Net realized gain (loss)	1,246,019	1,620,646
Net change in unrealized appreciation (depreciation)	(803,772)	1,841,789
Net increase (decrease) in net assets resulting from operations	518,080	3,628,267

Distributions to shareholders:
Net investment income	—	(221,188)
Net realized gains	—	(921,791)
Total distributions to shareholders	—	(1,142,979)

Capital share transactions:
Proceeds from shares sold	90,968	77,178
Dividends and distributions reinvested	—	1,142,979
Cost of shares redeemed	(399,859)	(4,491,083)
Net increase (decrease) in net assets resulting from capital share transactions	(308,891)	(3,270,926)
Net increase (decrease) in net assets	209,189	(785,638)

Net assets:
Beginning of period/year	12,958,961	13,744,599
End of period/year	$13,168,150	$12,958,961
Undistributed (distributions in excess of) net investment income (loss)	$240,661	$164,828

Share activity:
Shares issued	9,792	9,582
Shares issued-reinvested from dividends and distributions	—	143,051
Shares redeemed	(43,883)	(549,294)
Net increase (decrease) in shares outstanding	(34,091)	(396,661)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica WMC Diversified Growth II VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010		December 31, 2009
Net asset value
Beginning of period/year	$9.04		$7.51	$7.06	$7.26	$6.16		$4.70
Investment operations
Net investment income (loss) (A)	0.05		0.11	0.12	0.07	0.06		0.06
Net realized and unrealized gain (loss)	0.32		2.29	0.87	(0.20)	1.10		1.48
Total investment operations	0.37		2.40	0.99	(0.13)	1.16		1.54
Distributions
Net investment income	—		(0.17)	(0.07)	(0.07)	(0.06)		(0.08)
Net realized gains	—		(0.70)	(0.47)	—	—		—
Total distributions	—		(0.87)	(0.54)	(0.07)	(0.06)		(0.08)
Net asset value
End of period/year	$9.41		$9.04	$7.51	$7.06	$7.26		$6.16
Total return (B)	4.09	%(C)	33.43%	13.96%	(1.76)%	19.08%		32.95%
Net assets end of period/year (000’s)	$13,168		$12,959	$13,745	$13,139	$14,466		$14,019
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.30	%(D)	0.30%	0.30%	0.30%	0.30%		0.30%
Before (waiver/reimbursement) recapture	0.93	%(D)	0.91%	0.88%	0.81%	1.01%		0.56%
Net investment income (loss) to average net assets	1.19	%(D)	1.33%	1.55%	0.89%	0.93%		1.07%
Portfolio turnover rate	30	%(C)	55%	56%	53%	142	%(E)	46%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica WMC Diversified Growth II VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica WMC Diversified Growth II VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers one class of shares: Initial Class.

This report must be accompanied by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica WMC Diversified Growth II VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2014.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica WMC Diversified Growth II VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica WMC Diversified Growth II VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.300% of ANA

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.30%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, the amount waived/reimbursed by TAM was $40,090.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica WMC Diversified Growth II VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

The following amounts are available for recapture by TAM as of June 30, 2014:

Amount Available	Year Reimbursed
$ 98,394	2011
82,205	2012
76,703	2013
40,090	2014

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.15% of Initial Class.

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$3,771,488
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	4,493,623
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica WMC Diversified Growth II VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENTS

On July 1, 2014, Transamerica WMC Diversified Growth II VP was renamed Transamerica WMC US Growth II VP.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica WMC Diversified Growth II VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica WMC Diversified Growth II VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Wellington Management Company, LLP (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 10-year period, in line with the median for the past 1-year period and below the median for the past 3- and 5-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was above its benchmark for the past 10-year period and below its benchmark for the past 1-, 3- and 5-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to monitor and report to the Board on the performance of the Portfolio. The Board also noted upcoming changes to the Portfolio’s name, portfolio management team and process that would take place on or about July 1, 2014. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward. The Board also noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica WMC Diversified Growth II VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica WMC Diversified Growth II VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica WMC Diversified Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio
Transamerica WMC Diversified Growth VP
Initial Class	$1,000.00	$1,038.60	$3.94	$1,020.90	$3.91	0.78%
Service Class	1,000.00	1,037.20	5.20	1,019.70	5.16	1.03

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolios' annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2014

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	100.1%
Securities Lending Collateral	3.5
Repurchase Agreement	0.0 *
Other Assets and Liabilities - Net	(3.6)
Total	100.0%

*	Percentage rounds to less than 0.1%

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica WMC Diversified Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 100.1%
Aerospace & Defense - 4.9%
Boeing Co.	312,384	$ 39,744,616
Honeywell International, Inc.	364,300	33,861,685
United Technologies Corp.	346,018	39,947,778
Air Freight & Logistics - 1.6%
Expeditors International of Washington, Inc.	175,760	7,761,561
United Parcel Service, Inc. - Class B	290,057	29,777,252
Beverages - 1.8%
Anheuser-Busch InBev NV - ADR	330,478	37,985,141
Monster Beverage Corp. (A)	70,869	5,033,825
Biotechnology - 3.9%
Amgen, Inc.	280,982	33,259,839
Celgene Corp. (A)	184,226	15,821,329
Gilead Sciences, Inc. (A)	422,950	35,066,785
Vertex Pharmaceuticals, Inc. (A)	81,047	7,673,530
Capital Markets - 0.5%
Waddell & Reed Financial, Inc. - Class A	190,899	11,948,368
Chemicals - 0.7%
Sherwin-Williams Co.	81,613	16,886,546
Commercial Banks - 0.7%
Itau Unibanco Holding SA - ADR	1,107,627	15,927,676
Commercial Services & Supplies - 0.5%
Tyco International, Ltd.	268,192	12,229,555
Communications Equipment - 4.9%
Cisco Systems, Inc.	1,269,252	31,540,912
F5 Networks, Inc. - Class B (A)	262,585	29,262,473
QUALCOMM, Inc.	691,416	54,760,147
Computers & Peripherals - 4.9%
Apple, Inc.	598,528	55,621,207
NetApp, Inc.	263,687	9,629,849
SanDisk Corp.	270,892	28,289,252
Western Digital Corp.	219,439	20,254,220
Consumer Finance - 1.7%
American Express Co.	423,397	40,167,673
Diversified Financial Services - 1.8%
Bank of America Corp.	1,405,302	21,599,492
Intercontinental Exchange, Inc.	62,518	11,809,650
JPMorgan Chase & Co.	140,607	8,101,775
Diversified Telecommunication Services - 3.0%
Verizon Communications, Inc.	1,413,794	69,176,940
Electrical Equipment - 0.9%
Rockwell Automation, Inc. - Class B	164,299	20,563,663
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	320,524	23,863,012
National Oilwell Varco, Inc.	361,792	29,793,571
Oceaneering International, Inc.	92,076	7,193,898
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	173,413	19,970,241
CVS Caremark Corp.	373,999	28,188,305
Food Products - 2.4%
Keurig Green Mountain, Inc. (B)	122,336	15,244,289
Mondelez International, Inc. - Class A	1,099,536	41,353,549
Health Care Equipment & Supplies - 4.8%
Becton Dickinson and Co.	240,257	28,422,403
CR Bard, Inc.	196,604	28,116,338
Medtronic, Inc.	496,602	31,663,344
Zimmer Holdings, Inc. - Class A	239,230	24,846,428

	Shares	Value
Health Care Providers & Services - 2.9%
Aetna, Inc.	410,577	$ 33,289,583
Express Scripts Holding Co. (A)	316,918	21,971,925
HCA Holdings, Inc. (A)	233,047	13,139,190
Hotels, Restaurants & Leisure - 2.7%
Starwood Hotels & Resorts Worldwide, Inc.	262,948	21,251,458
Wyndham Worldwide Corp.	314,840	23,839,685
Wynn Resorts, Ltd.	81,397	16,894,761
Household Durables - 1.0%
PulteGroup, Inc.	1,127,099	22,722,316
Industrial Conglomerates - 2.2%
3M Co.	119,431	17,107,296
Danaher Corp.	445,593	35,081,537
Internet & Catalog Retail - 1.7%
Expedia, Inc.	193,731	15,258,254
Priceline Group, Inc. (A)	21,075	25,353,225
Internet Software & Services - 5.0%
Facebook, Inc. - Class A (A)	170,355	11,463,188
Google, Inc. - Class A (A)	32,804	19,179,515
Google, Inc. - Class C (A)	96,663	55,608,291
IAC/InterActiveCorp	304,553	21,084,204
Yahoo! Inc. (A)	246,910	8,673,948
IT Services - 2.9%
Alliance Data Systems Corp. (A) (B)	56,286	15,830,438
Paychex, Inc.	376,640	15,653,158
Visa, Inc. - Class A	167,521	35,298,350
Machinery - 2.8%
Dover Corp.	201,670	18,341,886
Illinois Tool Works, Inc. - Class A	223,010	19,526,756
Parker Hannifin Corp.	217,055	27,290,325
Media - 4.4%
Comcast Corp. - Class A	803,641	43,139,449
DIRECTV (A)	246,075	20,918,836
Discovery Communications, Inc. - Series A (A)	182,680	13,569,470
Omnicom Group, Inc.	149,139	10,621,680
Scripps Networks Interactive, Inc. - Class A	170,214	13,811,164
Oil, Gas & Consumable Fuels - 4.2%
Apache Corp.	312,070	31,400,483
Cabot Oil & Gas Corp.	534,148	18,235,813
Devon Energy Corp. - Class A	457,513	36,326,532
Valero Energy Corp.	222,369	11,140,687
Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co.	270,227	13,108,712
Eli Lilly & Co.	563,256	35,017,626
Johnson & Johnson	315,973	33,057,095
Merck & Co., Inc.	454,129	26,271,363
Salix Pharmaceuticals, Ltd. (A) (B)	14,535	1,792,892
Semiconductors & Semiconductor Equipment - 6.3%
Altera Corp.	1,141,383	39,674,473
Broadcom Corp. - Class A	136,126	5,052,997
Linear Technology Corp.	227,603	10,713,273
Maxim Integrated Products, Inc. - Class A	842,466	28,483,775
Microchip Technology, Inc. (B)	431,797	21,076,012
Skyworks Solutions, Inc.	458,099	21,512,329
Xilinx, Inc.	453,231	21,442,359
Software - 11.2%
Check Point Software Technologies, Ltd. - Class A (A) (B)	431,042	28,892,745
Informatica Corp. (A)	229,779	8,191,621

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica WMC Diversified Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Software (continued)
Intuit, Inc.	300,857	$ 24,228,014
Microsoft Corp.	2,704,037	112,758,343
Oracle Corp.	2,131,748	86,399,747
Specialty Retail - 3.4%
Home Depot, Inc.	479,652	38,832,626
Lowe's Cos., Inc.	421,731	20,238,871
O'Reilly Automotive, Inc. (A)	137,396	20,691,837
Tobacco - 0.9%
Philip Morris International, Inc.	249,195	21,009,630
Trading Companies & Distributors - 0.1%
NOW, Inc. (A) (B)	75,957	2,750,402

Total Common Stocks (cost $1,873,365,643)		2,336,578,262

SECURITIES LENDING COLLATERAL - 3.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	83,331,452	83,331,452

Total Securities Lending Collateral (cost $83,331,452)		83,331,452

Principal	Value
REPURCHASE AGREEMENT - 0.0% (D)

State Street Bank & Trust Co.
0.01% (C), dated 06/30/2014, to be repurchased at $58,417 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $60,433.

$ 58,417	$ 58,417

Total Repurchase Agreement (cost $58,417)	58,417

Total Investment Securities (cost $1,956,755,512) (E)	2,419,968,131
Other Assets and Liabilities - Net - (3.6)%	(85,173,724)

Net Assets - 100.0%	$ 2,334,794,407

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Common Stocks	$2,336,578,262	$—	$—	$2,336,578,262
Securities Lending Collateral	83,331,452	—	—	83,331,452
Repurchase Agreement	—	58,417	—	58,417
Total Investment Securities	$2,419,909,714	$58,417	$—	$2,419,968,131

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $81,527,333. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at June 30, 2014.
(D)	Percentage rounds to less than 0.1%.
(E)	Aggregate cost for federal income tax purposes is $1,956,755,512. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $478,490,888 and $15,278,269, respectively. Net unrealized appreciation for tax purposes is $463,212,619.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica WMC Diversified Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

Assets:
Investment securities, at value (cost: $1,956,697,095) (including securities loaned of $81,527,333)	$2,419,909,714
Repurchase agreement, at value (cost: $58,417)	58,417
Receivables:
Shares sold	114,624
Dividends	1,189,281
Dividend reclaims	47,073
Securities lending income (net)	11,399
Prepaid expenses	36,999

Total assets	2,421,367,507

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	1,474,654
Management and advisory fees	1,409,735
Distribution and service fees	32,269
Administration fees	49,589
Transfer agent fees	6,821
Trustees fees	2,261
Audit and tax fees	12,997
Custody fees	2,604
Legal fees	45,877
Printing and shareholder reports fees	190,524
Other	14,317
Collateral for securities on loan	83,331,452

Total liabilities	86,573,100

Net assets	$2,334,794,407

Net assets consist of:
Capital stock ($0.01 par value)	$706,693
Additional paid-in capital	1,482,491,672
Undistributed (distributions in excess of) net investment income (loss)	28,647,897
Undistributed (accumulated) net realized gain (loss)	359,732,175
Net unrealized appreciation (depreciation) on:
Investment securities	463,212,619
Translation of assets and liabilities denominated in foreign currencies	3,351

Net assets	$2,334,794,407

Net assets by class:
Initial Class	$2,181,848,819
Service Class	152,945,588

Shares outstanding:
Initial Class	65,981,050
Service Class	4,688,260

Net asset value and offering price per share:
Initial Class	$33.07
Service Class	32.62

STATEMENT OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

Investment Income:
Dividend income (net of withholding taxes on foreign dividends of $82,082)	$18,153,707
Interest income	935
Securities lending income (net)	101,421

Total investment income	18,256,063

Expenses:
Management and advisory	8,755,158
Distribution and service:
Service Class	182,590
Administration	308,520
Transfer agent	19,750
Trustees	43,478
Audit and tax	26,489
Custody	146,656
Legal	53,750
Printing and shareholder reports	160,830
Other	97,402

Total expenses	9,794,623

Net investment income (loss)	8,461,440

Net realized gain (loss) on transactions from:
Investment securities	278,214,044
Foreign currency transactions	10,952

Net realized gain (loss)	278,224,996

Net change in unrealized appreciation (depreciation) on:
Investment securities	(196,595,843)
Translation of assets and liabilities denominated in foreign currencies	(10,538)

Net change in unrealized appreciation (depreciation)	(196,606,381)

Net realized and change in unrealized gain (loss)	81,618,615

Net increase (decrease) in net assets resulting from operations	$90,080,055

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica WMC Diversified Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$8,461,440	$20,467,348
Net realized gain (loss)	278,224,996	222,900,643
Net change in unrealized appreciation (depreciation)	(196,606,381)	446,811,470
Net increase (decrease) in net assets resulting from operations	90,080,055	690,179,461

Distributions to shareholders:
Net investment income:
Initial Class	—	(23,805,745)
Service Class	—	(1,023,097)
Total distributions from net investment income	—	(24,828,842)
Total distributions to shareholders	—	(24,828,842)

Capital share transactions:
Proceeds from shares sold:
Initial Class	26,231,698	38,910,622
Service Class	9,295,241	20,668,041
	35,526,939	59,578,663
Dividends and distributions reinvested:
Initial Class	—	23,805,745
Service Class	—	1,023,097
	—	24,828,842
Cost of shares redeemed:
Initial Class	(384,590,873)	(457,691,999)
Service Class	(7,671,922)	(48,463,273)
	(392,262,795)	(506,155,272)

Net increase (decrease) in net assets resulting from capital share transactions	(356,735,856)	(421,747,767)
Net increase (decrease) in net assets	(266,655,801)	243,602,852

Net assets:
Beginning of period/year	2,601,450,208	2,357,847,356
End of period/year	$2,334,794,407	$2,601,450,208
Undistributed (distributions in excess of) net investment income (loss)	$28,647,897	$20,186,457

Share activity:
Shares issued:
Initial Class	821,073	1,395,189
Service Class	295,339	754,686
	1,116,412	2,149,875
Shares issued-reinvested from dividends and distributions:
Initial Class	—	844,774
Service Class	—	36,723
	—	881,497
Shares redeemed:
Initial Class	(11,959,282)	(16,623,963)
Service Class	(243,036)	(1,775,172)
	(12,202,318)	(18,399,135)
Net increase (decrease) in shares outstanding:
Initial Class	(11,138,209)	(14,384,000)
Service Class	52,303	(983,763)
	(11,085,906)	(15,367,763)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica WMC Diversified Growth VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010		December 31, 2009
Net asset value
Beginning of period/year	$31.84		$24.29	$21.53	$22.46	$19.18		$14.98
Investment operations
Net investment income (loss) (A)	0.11		0.24	0.25	0.09	0.08		0.10
Net realized and unrealized gain (loss)	1.12		7.61	2.59	(0.93)	3.31		4.26
Total investment operations	1.23		7.85	2.84	(0.84)	3.39		4.36
Distributions
Net investment income	—		(0.30)	(0.08)	(0.09)	(0.11)		(0.16)
Total distributions	—		(0.30)	(0.08)	(0.09)	(0.11)		(0.16)
Net asset value
End of period/year	$33.07		$31.84	$24.29	$21.53	$22.46		$19.18
Total return (B)	3.86	%(C)	32.46%	13.17%	(3.73)%	17.81%		29.20%
Net assets end of period/year (000's)	$2,181,849		$2,455,635	$2,223,006	$2,094,538	$1,932,732		$1,727,961
Ratio and supplemental data
Expenses to average net assets	0.78	%(D)	0.77%	0.77%	0.77%	0.78%		0.79%
Net investment income (loss) to average net assets	0.70	%(D)	0.85%	1.02%	0.39%	0.42%		0.63%
Portfolio turnover rate	28	%(C)	57%	62%	57%	134	%(E)	43%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the portfolio's objectives.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Service Class
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010		December 31, 2009
Net asset value
Beginning of period/year	$31.45		$23.99	$21.28	$22.23	$18.99		$14.80
Investment operations
Net investment income (loss) (A)	0.07		0.16	0.18	0.03	0.03		0.06
Net realized and unrealized gain (loss)	1.10		7.52	2.56	(0.91)	3.27		4.21
Total investment operations	1.17		7.68	2.74	(0.88)	3.30		4.27
Distributions
Net investment income	—		(0.22)	(0.03)	(0.07)	(0.06)		(0.08)
Total distributions	—		(0.22)	(0.03)	(0.07)	(0.06)		(0.08)
Net asset value
End of period/year	$32.62		$31.45	$23.99	$21.28	$22.23		$18.99
Total return (B)	3.72	%(C)	32.13%	12.86%	(3.93)%	17.48%		28.90%
Net assets end of period/year (000's)	$152,945		$145,815	$134,841	$140,397	$118,730		$29,463
Ratio and supplemental data
Expenses to average net assets	1.03	%(D)	1.02%	1.02%	1.02%	1.03%		1.04%
Net investment income (loss) to average net assets	0.45	%(D)	0.59%	0.76%	0.15%	0.17%		0.37%
Portfolio turnover rate	28	%(C)	57%	62%	57%	134	%(E)	43%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the portfolio's objectives.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica WMC Diversified Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica WMC Diversified Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

This report must be accompanied by the Portfolio's current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of subadvisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio's financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica WMC Diversified Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica WMC Diversified Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Commissions recaptured during the period ended June 30, 2014 of $51 are included in Net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM's internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio's Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica WMC Diversified Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio ("Western Reserve"), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio's investment adviser, is directly owned by Western Reserve and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica WMC Diversified Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2014:

	Market Value	% of Net Assets
Transamerica Asset Allocation – Conservative VP	$38,301,321	1.64%
Transamerica Asset Allocation – Growth VP	8,609,716	0.37
Transamerica Asset Allocation – Moderate Growth VP	116,068,173	4.97
Transamerica Asset Allocation – Moderate VP	169,162,703	7.25
Transamerica BlackRock Tactical Allocation VP	55,353,435	2.37
Total	$387,495,348	16.60%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $500 million	0.750%
Over $500 million up to $2.5 billion	0.700%
Over $2.5 billion	0.650%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual limit:

Expense Limit	Maximum Operating Expense Limit Effective Through
0.85%	May 1, 2015

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2014, there were no amounts reimbursed/waived or recaptured by TAM. There are no amounts available for recapture by TAM as of June 30, 2014.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2015. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica WMC Diversified Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2014 amounts paid to TFS by the Portfolio are included in Transfer agent in the Statement of Operations and amounts payable to TFS as of June 30, 2014 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolio may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Purchases of securities:
Long-term	$695,043,819
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	1,043,934,726
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolio’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica WMC Diversified Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 7. SUBSEQUENT EVENTS

On July 1, 2014, Transamerica WMC Diversified Growth VP was renamed Transamerica WMC US Growth VP. The Portfolio also lowered its advisory fee.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio's financial statements.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica WMC Diversified Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica WMC Diversified Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Wellington Management Company, LLP (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its contract holders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2013.

The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to monitor and report to the Board on the performance of the Portfolio. The Board also noted upcoming changes to the Portfolio’s name, portfolio management team and process that would take place on or about July 1, 2014. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward. The Board also noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica WMC Diversified Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust	Semi-Annual Report 2014

Transamerica WMC Diversified Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2014

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolios are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Portfolios, upon request by calling 1-800-851-9777; and (2) on the SEC’s website at http://www.sec.gov.

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Portfolios’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may also visit the Trust’s website at www.transamericaseriestrust.com for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

P.O. Box 9012

Clearwater, FL 33758-9012

Distributor:	Transamerica Capital, Inc.
4600 South Syracuse Street
Denver, CO 80237

Customer Service: 1-800-851-9777

Item 2: Code of Ethics.

Not applicable for semi-annual reports.

Item 3: Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5: Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6: Investments.

(a)	The schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11: Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1)	Not applicable.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.

(b)	A certification for the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)

Date:	September 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)

Date:	September 3, 2014

By:	/s/ Vincent J. Toner
Vincent J. Toner
Treasurer

Date:	September 3, 2014

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

12(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer

12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer

12(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer